UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	9/30/2024

Date of reporting period:	3/31/2024

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

Underwriter: MML Distributors, LLC (MMLD), Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to the Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Total Return Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Total Return Bond Fund, and who is the Fund’s subadviser?
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
U.S. Government Agency Obligations and Instrumentalities*	39.0%
U.S. Treasury Obligations	36.1%
Corporate Debt	18.9%
Non-U.S. Government Agency Obligations	16.6%
Bank Loans	1.4%
Municipal Obligations	0.6%
Sovereign Debt Obligations	0.5%
Common Stock	0.1%
Total Long-Term Investments	113.2%
Short-Term Investments and Other Assets and Liabilities	(13.2)%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

1

MassMutual Strategic Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Strategic Bond Fund, and who are the Fund’s subadvisers?
The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company, LLC (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited), which were responsible for approximately 61% of the Fund’s portfolio (Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund); and Brandywine Global Investment Management, LLC (Brandywine Global), which was responsible for approximately 39% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
U.S. Government Agency Obligations and Instrumentalities*	37.1%
Corporate Debt	24.5%
U.S. Treasury Obligations	22.7%
Non-U.S. Government Agency Obligations	8.0%
Sovereign Debt Obligations	3.3%
Bank Loans	1.7%
Purchased Options	0.0%
Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

2

MassMutual Diversified Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Diversified Value Fund, and who are the Fund’s subadvisers?
The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadviser is Brandywine Global Investment Management, LLC (Brandywine Global). Effective March 26, 2024, T. Rowe Price Associates, Inc. (T. Rowe Price) was removed as a subadviser to the Fund.

MassMutual Diversified Value Fund Largest Holdings (% of Net Assets) on 3/31/24
JP Morgan Chase & Co.	5.0%
Exxon Mobil Corp.	4.0%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.8%
Chevron Corp.	2.5%
Bank of America Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Cisco Systems, Inc.	1.8%
QUALCOMM, Inc.	1.7%
Comcast Corp. Class A	1.7%
26.7%

MassMutual Diversified Value Fund Sector Table (% of Net Assets) on 3/31/24
Financials	26.8%
Health Care	16.4%
Energy	13.6%
Industrials	11.0%
Information Technology	7.9%
Consumer Discretionary	7.4%
Communication Services	4.7%
Consumer Staples	3.6%
Materials	3.2%
Utilities	3.0%
Exchange-Traded Funds	1.7%
Real Estate	0.1%
Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%
Net Assets	100.0%

3

MassMutual Fundamental Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Fundamental Value Fund, and who are the Fund’s subadvisers?
The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $1 billion). The Fund’s subadvisers are Boston Partners Global Investors, Inc. (Boston Partners), which managed approximately 51% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 49% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Fundamental Value Fund Largest Holdings (% of Net Assets) on 3/31/24
JP Morgan Chase & Co.	2.9%
Berkshire Hathaway, Inc. Class B	2.2%
Philip Morris International, Inc.	2.1%
Wells Fargo & Co.	2.0%
Oracle Corp.	2.0%
Phillips 66	1.8%
Fidelity National Information Services, Inc.	1.6%
General Dynamics Corp.	1.5%
Alphabet, Inc. Class A	1.5%
Chubb Ltd.	1.5%
19.1%

MassMutual Fundamental Value Fund Sector Table (% of Net Assets) on 3/31/24
Financials	19.9%
Health Care	14.9%
Industrials	13.8%
Energy	10.5%
Information Technology	9.9%
Consumer Staples	8.1%
Materials	5.6%
Communication Services	5.0%
Consumer Discretionary	4.9%
Utilities	2.8%
Real Estate	2.6%
Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%
Net Assets	100.0%

4

MM S&P 500® Index Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?
The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (the “Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).
* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 3/31/24
Microsoft Corp.	7.0%
Apple, Inc.	5.6%
NVIDIA Corp.	5.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.4%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.7%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.3%
31.8%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	29.2%
Financials	13.0%
Health Care	12.3%
Consumer Discretionary	10.2%
Communication Services	8.8%
Industrials	8.7%
Consumer Staples	5.9%
Energy	3.9%
Materials	2.3%
Real Estate	2.3%
Utilities	2.2%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

5

MassMutual Equity Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Equity Opportunities Fund, and who are the Fund’s subadvisers?
The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 31% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 69% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Equity Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/24
Microsoft Corp.	4.4%
Chubb Ltd.	4.0%
TJX Cos., Inc.	3.8%
American Express Co.	3.6%
Danaher Corp.	3.5%
Northrop Grumman Corp.	3.5%
UnitedHealth Group, Inc.	3.3%
Linde PLC	3.3%
American Tower Corp.	3.2%
Visa, Inc. Class A	3.2%
35.8%

MassMutual Equity Opportunities Fund Sector Table (% of Net Assets) on 3/31/24
Financials	20.8%
Health Care	15.8%
Industrials	13.2%
Information Technology	12.2%
Consumer Staples	11.5%
Consumer Discretionary	9.4%
Materials	4.6%
Real Estate	4.5%
Energy	2.6%
Utilities	1.8%
Communication Services	1.6%
Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%
Net Assets	100.0%

6

MassMutual Fundamental Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Fundamental Growth Fund, and who are the Fund’s subadvisers?
The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadvisers believe offer the potential for long-term growth. While the Fund may invest in issuers of any size, the Fund currently focuses on securities of mid-capitalization companies. The Fund’s subadvisers are Westfield Capital Management Company, L.P. (Westfield), which was responsible for approximately 48% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 52% of the Fund’s portfolio, as of March 31, 2024.
Effective April 19, 2024 (the “Termination Date”), the MassMutual Fundamental Growth Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation, approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

MassMutual Fundamental Growth Fund Largest Holdings (% of Net Assets) on 3/31/24
CDW Corp.	3.3%
Ross Stores, Inc.	3.2%
Ares Management Corp. Class A	2.6%
Gartner, Inc.	2.6%
Builders FirstSource, Inc.	2.4%
CoStar Group, Inc.	2.4%
Axon Enterprise, Inc.	2.3%
HubSpot, Inc.	2.3%
Align Technology, Inc.	2.3%
MongoDB, Inc.	2.2%
25.6%

MassMutual Fundamental Growth Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	23.6%
Health Care	20.2%
Industrials	18.5%
Consumer Discretionary	10.8%
Financials	7.9%
Communication Services	4.5%
Real Estate	4.1%
Consumer Staples	3.8%
Energy	3.3%
Materials	1.7%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

7

MassMutual Blue Chip Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Blue Chip Growth Fund, and who are the Fund’s subadvisers?
The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 56% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 44% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 3/31/24
Microsoft Corp.	10.0%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.1%
Apple, Inc.	4.3%
Visa, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.5%
Alphabet, Inc. Class A	3.4%
Netflix, Inc.	3.0%
Tesla, Inc.	2.9%
53.4%

MassMutual Blue Chip Growth Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	36.4%
Communication Services	18.0%
Consumer Discretionary	14.1%
Health Care	12.1%
Financials	9.6%
Industrials	3.8%
Consumer Staples	2.0%
Materials	0.5%
Utilities	0.4%
Energy	0.2%
Corporate Debt	0.1%
Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%
Net Assets	100.0%

8

MassMutual Growth Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Growth Opportunities Fund, and who are the Fund’s subadvisers?
The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 51% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 49% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Growth Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/24
Microsoft Corp.	9.9%
Amazon.com, Inc.	8.0%
NVIDIA Corp.	7.4%
ServiceNow, Inc.	4.5%
Visa, Inc. Class A	4.3%
Meta Platforms, Inc. Class A	3.4%
Uber Technologies, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
Alphabet, Inc. Class A	2.9%
Mastercard, Inc. Class A	2.7%
49.3%

MassMutual Growth Opportunities Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	38.0%
Financials	15.1%
Health Care	12.8%
Consumer Discretionary	11.1%
Industrials	9.6%
Communication Services	8.4%
Materials	1.9%
Real Estate	1.0%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

9

MassMutual Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Mid Cap Value Fund, and who is the Fund’s subadviser?
The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers are American Century Investment Management, Inc. (American Century), which managed approximately 34% of the Fund’s portfolio; PanAgora Asset Management, Inc. (PanAgora), which oversaw approximately 30% of the Fund’s portfolio; and Thompson, Siegel & Walmsley LLC (TSW), which was responsible for approximately 36% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Mid Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/24
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Dominion Energy, Inc.	1.2%
Edison International	1.1%
Laboratory Corp. of America Holdings	1.1%
Zimmer Biomet Holdings, Inc.	1.0%
Willis Towers Watson PLC	1.0%
Huntington Ingalls Industries, Inc.	1.0%
Reinsurance Group of America, Inc.	1.0%
Baker Hughes Co.	1.0%
10.9%

MassMutual Mid Cap Value Fund Sector Table (% of Net Assets) on 3/31/24
Financials	15.7%
Industrials	14.3%
Health Care	13.2%
Utilities	10.9%
Consumer Staples	8.7%
Communication Services	7.1%
Information Technology	7.0%
Energy	6.4%
Real Estate	5.3%
Materials	5.0%
Consumer Discretionary	4.4%
Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%
Net Assets	100.0%

10

MassMutual Small Cap Value Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Small Cap Value Equity Fund, and who are the Fund’s subadvisers?
The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 53% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 47% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 3/31/24
Coherent Corp.	2.3%
Enerpac Tool Group Corp.	1.9%
Greenbrier Cos., Inc.	1.8%
Kaiser Aluminum Corp.	1.6%
Kirby Corp.	1.5%
Cabot Corp.	1.5%
OFG Bancorp	1.5%
ATI, Inc.	1.5%
Triumph Financial, Inc.	1.5%
Texas Capital Bancshares, Inc.	1.5%
16.6%

MassMutual Small Cap Value Equity Fund Sector Table (% of Net Assets) on 3/31/24
Industrials	24.6%
Financials	18.8%
Consumer Discretionary	12.1%
Information Technology	12.0%
Materials	11.0%
Real Estate	5.7%
Consumer Staples	5.1%
Energy	4.3%
Health Care	2.7%
Utilities	1.7%
Communication Services	0.7%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

11

MassMutual Small Company Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Small Company Value Fund, and who are the Fund’s subadvisers?
The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are AllianceBernstein L.P. (AllianceBernstein), which managed approximately 73% of the Fund’s portfolio; and American Century Investment Management, Inc. (American Century), which was responsible for approximately 27% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Small Company Value Fund Largest Holdings (% of Net Assets) on 3/31/24
Magnolia Oil & Gas Corp. Class A	1.7%
ChampionX Corp.	1.7%
Northern Oil & Gas, Inc.	1.5%
Gates Industrial Corp. PLC	1.3%
Cactus, Inc. Class A	1.3%
Blue Bird Corp.	1.3%
Encore Wire Corp.	1.3%
Matador Resources Co.	1.3%
Hillman Solutions Corp.	1.2%
First BanCorp	1.1%
13.7%

MassMutual Small Company Value Fund Sector Table (% of Net Assets) on 3/31/24
Financials	23.1%
Industrials	21.9%
Consumer Discretionary	11.7%
Information Technology	10.5%
Energy	9.2%
Real Estate	6.4%
Materials	5.4%
Health Care	3.9%
Communication Services	2.3%
Utilities	2.1%
Consumer Staples	1.9%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

12

MassMutual Mid Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Mid Cap Growth, and who are the Fund’s subadvisers?
The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 76% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 24% of the Fund’s portfolio, as of March 31, 2024. In addition, T. Rowe Price Investment Management, Inc. serves as a as sub-subadviser for the Fund.

MassMutual Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 3/31/24
Microchip Technology, Inc.	2.4%
Hologic, Inc.	2.3%
Marvell Technology, Inc.	2.3%
Agilent Technologies, Inc.	2.1%
Crowdstrike Holdings, Inc. Class A	1.9%
Trade Desk, Inc. Class A	1.8%
Domino’s Pizza, Inc.	1.7%
Veeva Systems, Inc. Class A	1.6%
Textron, Inc.	1.5%
Teleflex, Inc.	1.5%
19.1%

MassMutual Mid Cap Growth Fund Sector Table (% of Net Assets) on 3/31/24
Health Care	22.3%
Information Technology	19.3%
Industrials	17.2%
Consumer Discretionary	11.8%
Financials	8.2%
Materials	5.3%
Communication Services	5.0%
Energy	4.4%
Consumer Staples	3.1%
Real Estate	0.9%
Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%
Net Assets	100.0%

13

MassMutual Small Cap Growth Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?
The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 59% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco Advisers), which was responsible for approximately 41% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 3/31/24
elf Beauty, Inc.	1.6%
Comfort Systems USA, Inc.	1.6%
AZEK Co., Inc.	1.5%
Applied Industrial Technologies, Inc.	1.3%
CyberArk Software Ltd.	1.2%
Fluor Corp.	1.1%
Acadia Healthcare Co., Inc.	1.1%
Curtiss-Wright Corp.	1.1%
Medpace Holdings, Inc.	1.1%
Cabot Corp.	1.1%
12.7%

MassMutual Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 3/31/24
Industrials	22.9%
Information Technology	18.3%
Health Care	17.6%
Consumer Discretionary	12.0%
Financials	8.2%
Energy	5.4%
Consumer Staples	3.6%
Materials	3.6%
Real Estate	3.2%
Communication Services	1.8%
Exchange-Traded Funds	0.9%
Utilities	0.5%
Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%
Net Assets	100.0%

14

MassMutual Overseas Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Overseas Fund, and who are the Fund’s subadvisers?
The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS®), which was responsible for approximately 67% of the Fund’s portfolio; and Harris Associates L.P. (Harris), which managed approximately 33% of the Fund’s portfolio, as of March 31, 2024.

MassMutual Overseas Fund Largest Holdings (% of Net Assets) on 3/31/24
Schneider Electric SE	2.1%
SAP SE	2.1%
Air Liquide SA	2.0%
Capgemini SE	2.0%
Intesa Sanpaolo SpA	1.9%
Hitachi Ltd.	1.8%
Roche Holding AG	1.8%
Nestle SA Registered	1.7%
Compass Group PLC	1.7%
Novo Nordisk AS Class B	1.7%
18.8%

MassMutual Overseas Fund Sector Table (% of Net Assets) on 3/31/24
Industrials	19.8%
Financials	19.2%
Consumer Discretionary	15.6%
Health Care	13.2%
Information Technology	9.2%
Consumer Staples	8.3%
Materials	7.1%
Communication Services	3.1%
Energy	1.9%
Utilities	0.9%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

15

MassMutual Select T. Rowe Price International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price International Equity Fund, and who are the Fund’s subadvisers?
The Fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund normally invests in a number of different countries throughout the world and may purchase the stocks of companies of any size. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, each of T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. serves as a sub-subadviser for the Fund.
Except as noted below, the MassMutual Select T. Rowe Price International Equity Fund has not been available for purchase by new or existing investors since October 29, 2020. The MassMutual Select T. Rowe Price Retirement Funds will continue to be able to purchase shares of the Fund. No other new or existing customers will be able to make purchases of the Fund, except that existing customers may continue to reinvest any dividends and capital gains distributions. Purchases of Fund shares may be further restricted or reopened in the future.

MassMutual Select T. Rowe Price International Equity Fund Largest Holdings (% of Net Assets) on 3/31/24
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Samsung Electronics Co. Ltd.	2.4%
ASML Holding NV	1.8%
AstraZeneca PLC Sponsored ADR	1.5%
Siemens AG Registered	1.3%
Nestle SA Registered	1.1%
ING Groep NV Series N	1.1%
TotalEnergies SE	1.1%
Toyota Motor Corp.	1.0%
AXA SA	1.0%
15.3%

MassMutual Select T. Rowe Price International Equity Fund Sector Table (% of Net Assets) on 3/31/24
Financials	20.5%
Information Technology	14.8%
Industrials	14.2%
Consumer Discretionary	11.3%
Health Care	10.5%
Consumer Staples	7.4%
Materials	5.9%
Communication Services	4.4%
Energy	4.2%
Real Estate	2.1%
Utilities	2.1%
Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%
Net Assets	100.0%

16

MassMutual Total Return Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 113.1%
Bank Loans — 1.4%
Beverages — 0.1%
City Brewing Co. LLC, Closing Date Term Loan, 3 mo. USD Term SOFR + 3.500% 9.078% VRN 4/05/28	$ 126,977	$97,478
Naked Juice LLC Term Loan, 3 mo. USD Term SOFR + 3.250% 8.659% VRN 1/24/29	387,186	361,403
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000% 11.402% VRN 1/24/30	68,440	55,115
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250% 8.562% VRN 3/31/28	67,558	66,790
		580,786
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.830% VRN 8/18/28	167,027	166,192
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500% 7.930% VRN 5/06/27	44,880	43,982
		210,174
Commercial Services — 0.1%
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan, 3 mo. USD Term SOFR + 4.250% 9.659% VRN 7/06/29	47,866	47,826
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.250% 9.659% VRN 7/06/29	22,092	22,074
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 9.195% VRN 12/15/28	102,509	101,941
Prime Security Services Borrower LLC, 2023 Term Loan A, 6 mo. USD Term SOFR + 2.250% 7.503% VRN 3/14/28	48,734	48,369
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.585% VRN 3/04/28	228,617	210,828

	Principal Amount	Value
Trans Union, LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.000% 7.327% VRN 12/01/28	$81,317	$81,235
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000% 9.430% VRN 11/02/27	56,464	54,876
		567,149
Computers — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.445% VRN 1/29/27	68,276	68,361
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.180% VRN 2/01/28	218,539	218,131
		286,492
Distribution & Wholesale — 0.0%
Patriot Container Corp., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 9.177% VRN 3/20/25	34,464	33,332
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.000% 7.329% VRN 6/22/28	147,482	147,468
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.059% VRN 4/09/27	139,147	138,393
Jane Street Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.942% VRN 1/26/28	134,469	134,503
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.564% VRN 11/05/28	700,000	701,022
		1,121,386
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 7/02/29	34,704	34,704
Engineering & Construction — 0.0%
Artera Services, LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500% 9.809% VRN 2/15/31	92,971	93,250

The accompanying notes are an integral part of the financial statements.
17

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750% 8.040% VRN 2/06/31	$165,176	$165,176
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD Term SOFR + 2.000% 7.430% VRN 3/17/28	98,980	98,918
PENN Entertainment, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.177% VRN 5/03/29	52,402	52,422
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 5/18/25	216,775	216,465
		532,981
Environmental Controls — 0.0%
Filtration Group Corp., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250% 9.695% VRN 10/21/28	53,632	53,766
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 9.192% VRN 10/01/25	17,269	16,936
Froneri International Ltd., 2020 USD Term Loan, 1 mo. USD Term SOFR + 2.250% 7.680% VRN 1/29/27	81,700	81,716
H Food Holdings LLC, 2018 Term Loan B, 3 mo. USD Term SOFR + 3.688% 9.292% VRN 5/23/25 (a)	48,626	35,163
		133,815
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.250% 7.680% VRN 11/08/27	156,922	156,993
Bausch & Lomb Corp., Term Loan, 1 mo. USD Term SOFR + 3.250% 8.677% VRN 5/10/27	154,125	152,122
Carestream Dental Equipment, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250% 5.571% VRN 9/01/24	21,993	18,968

	Principal Amount	Value
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.441% VRN 10/23/28	$93,730	$93,931
		422,014
Health Care – Services — 0.0%
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.309% VRN 9/27/30	85,619	85,041
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.072% VRN 7/31/28	97,368	97,481
Insurance — 0.1%
Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500% 8.945% VRN 2/15/27	195,420	195,002
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.695% VRN 2/19/28	435,104	435,030
Asurion LLC 2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250% 8.692% VRN 12/23/26 (a)	286,687	280,440
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000% 9.427% VRN 8/19/28	131,080	125,973
		1,036,445
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.680% VRN 12/06/27	64,089	62,015
Buzz Finco LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.177% VRN 1/29/27	62,094	62,172
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.750% 7.177% VRN 9/10/27	189,472	188,722
Magnite, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500%, 6 mo. USD Term SOFR + 4.500% 9.596% - 9.821% VRN 2/06/31	37,480	37,495
Match Group, Inc., 2020 Term Loan B, 3 mo. USD Term SOFR + 1.750% 7.233% VRN 2/13/27	27,175	27,107

The accompanying notes are an integral part of the financial statements.
18

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.580% VRN 5/03/28	$44,148	$43,837
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 8.695% VRN 8/31/28	9,849	9,849
Research Now Group, Inc., 2017 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.500% 11.068% VRN 12/20/24 (a)	72,547	42,871
		474,068
Media — 0.0%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. USD Term SOFR + 1.750% 7.076% VRN 2/01/27	95,739	95,715
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD LIBOR + 2.500% 7.940% VRN 4/15/27	112,486	101,056
		196,771
Packaging & Containers — 0.1%
Berry Global, Inc., 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.750% 7.182% VRN 7/01/29	571,660	571,329
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750% 7.176% VRN 8/01/27	601,286	598,814
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.409% VRN 10/01/27	219,886	209,882
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.459% VRN 11/15/27	570,404	551,649
Jazz Financing Lux SARL, USD Term Loan, 0.000% 5/05/28 (a)	304,104	305,625
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.000% 8.433% VRN 6/02/28	420,271	421,498
Prestige Brands, Inc., 2021 Term Loan B5, 3 mo. USD Term SOFR + 2.000% 7.442% VRN 7/03/28	115,341	115,773
		2,203,241

	Principal Amount	Value
Private Equity — 0.0%
GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.309% VRN 1/31/31	$166,159	$166,610
Retail — 0.0%
1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.250% 7.580% VRN 9/20/30	110,209	110,099
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750% 7.191% VRN 3/15/28	100,352	100,218
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.692% VRN 8/03/28	45,291	45,288
		255,605
Software — 0.2%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.580% VRN 2/15/29	38,006	37,597
Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.309% VRN 7/06/29	89,879	90,108
DTI Holdco, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.750% 10.063% VRN 4/26/29	22,791	22,784
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500% 9.065% VRN 8/14/25	205,122	198,492
Open Text Corp. Term Loan B, 1 mo. USD Term SOFR + 1.750% 7.177% VRN 5/30/25	63,228	63,238
2023 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.177% VRN 1/31/30	124,974	125,117
Oracle Corp., Term Loan A1, 1 mo. USD Term SOFR + 1.600% 6.929% VRN 8/16/27	483,855	483,250
Renaissance Holding Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.577% VRN 4/05/30	81,961	82,063

The accompanying notes are an integral part of the financial statements.
19

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD Term SOFR + 1.750% 7.195% VRN 4/16/25	$485,544	$485,525
		1,588,174
Telecommunications — 0.1%
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000% 9.302% VRN 12/17/27	74,810	74,315
Frontier Communications Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 9.195% VRN 10/08/27	156,177	155,543
SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 7.340% VRN 1/25/31	231,267	231,628
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000% 8.445% VRN 3/09/27	837,204	732,713
		1,194,199
Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000% 7.402% VRN 12/30/26	100,249	100,257
TOTAL BANK LOANS (Cost $12,107,717)		12,039,070
Corporate Debt — 18.9%
Aerospace & Defense — 0.1%
Boeing Co. 5.805% 5/01/50	860,000	813,670
Agriculture — 0.5%
BAT Capital Corp.
4.540% 8/15/47	1,805,000	1,393,623
4.758% 9/06/49	86,000	68,447
5.650% 3/16/52	495,000	446,623
BAT International Finance PLC
2.250% 9/09/52 GBP (b) (c)	480,000	269,641
Imperial Brands Finance PLC
3.875% 7/26/29 (b)	50,000	46,897
6.125% 7/27/27 (b)	690,000	703,897
Philip Morris International, Inc.
1.450% 8/01/39 EUR (c)	255,000	190,287
Reynolds American, Inc.
5.850% 8/15/45	1,160,000	1,075,954
		4,195,369

	Principal Amount	Value
Auto Manufacturers — 0.1%
Allison Transmission, Inc. 3.750% 1/30/31 (b)	$475,000	$414,448
Banks — 5.2%
Bank of America Corp.
Secured Overnight Financing Rate + 1.370% 1.922% VRN 10/24/31	120,000	97,778
Secured Overnight Financing Rate + 1.060% 2.087% VRN 6/14/29	2,270,000	2,005,950
Secured Overnight Financing Rate + 1.220% 2.299% VRN 7/21/32	265,000	216,852
Secured Overnight Financing Rate + 1.050% 2.551% VRN 2/04/28	2,311,000	2,148,119
Secured Overnight Financing Rate + 1.210% 2.572% VRN 10/20/32	325,000	269,628
Secured Overnight Financing Rate + 2.150% 2.592% VRN 4/29/31	290,000	250,023
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	2,564,000	2,469,530
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	1,670,000	1,596,334
Citigroup, Inc.
Secured Overnight Financing Rate + 0.770% 1.462% VRN 6/09/27	50,000	45,927
Secured Overnight Financing Rate + 1.167% 2.561% VRN 5/01/32	325,000	271,051
Secured Overnight Financing Rate + 1.422% 2.976% VRN 11/05/30	500,000	444,139
Secured Overnight Financing Rate + 1.351% 3.057% VRN 1/25/33	915,000	777,893
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 0.798% 1.431% VRN 3/09/27	2,295,000	2,125,375
Secured Overnight Financing Rate + 0.818% 1.542% VRN 9/10/27	485,000	443,172
Secured Overnight Financing Rate + 0.913% 1.948% VRN 10/21/27	1,550,000	1,424,795

The accompanying notes are an integral part of the financial statements.
20

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Secured Overnight Financing Rate + 0.486% 5.836% FRN 10/21/24	$895,000	$895,528
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.732% 2.013% VRN 9/22/28	785,000	701,865
Secured Overnight Financing Rate + 1.929% 2.099% VRN 6/04/26	1,480,000	1,419,391
Secured Overnight Financing Rate + 1.285% 2.206% VRN 8/17/29	970,000	850,134
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 0.580% 0.969% VRN 6/23/25	2,650,000	2,619,223
Secured Overnight Financing Rate + 0.605% 1.561% VRN 12/10/25	1,890,000	1,837,513
Secured Overnight Financing Rate + 0.885% 1.578% VRN 4/22/27	1,320,000	1,223,792
Secured Overnight Financing Rate + 1.015% 2.069% VRN 6/01/29	885,000	785,042
Secured Overnight Financing Rate + 1.180% 2.545% VRN 11/08/32	190,000	158,100
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	565,000	477,672
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	540,000	478,210
3 mo. USD Term SOFR + 1.382% 4.005% VRN 4/23/29	410,000	392,993
Secured Overnight Financing Rate + 1.310% 5.012% VRN 1/23/30	315,000	313,710
Lloyds Banking Group PLC
1 yr. CMT + 0.850% 1.627% VRN 5/11/27	315,000	290,014
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	25,000	23,437
1 yr. CMT + 3.500% 3.870% VRN 7/09/25	415,000	412,825
Morgan Stanley
Secured Overnight Financing Rate + 0.560% 1.164% VRN 10/21/25	2,885,000	2,809,101
Secured Overnight Financing Rate + 0.879% 1.593% VRN 5/04/27	910,000	841,743

	Principal Amount	Value
Secured Overnight Financing Rate + 1.178% 2.239% VRN 7/21/32	$1,020,000	$833,225
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	480,000	379,625
PNC Financial Services Group, Inc.
Secured Overnight Financing Rate + 1.933% 5.068% VRN 1/24/34	245,000	237,332
Secured Overnight Financing Rate + 1.902% 5.676% VRN 1/22/35	130,000	131,184
Secured Overnight Financing Rate Index + 2.140% 6.037% VRN 10/28/33	855,000	883,977
Secured Overnight Financing Rate + 2.284% 6.875% VRN 10/20/34	530,000	580,366
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	295,000	277,870
Secured Overnight Financing Rate + 0.989% 1.673% VRN 6/14/27	340,000	311,023
Secured Overnight Financing Rate + 1.220% 2.469% VRN 1/11/28	285,000	261,907
US Bancorp
Secured Overnight Financing Rate + 1.600% 4.839% VRN 2/01/34	955,000	906,829
Secured Overnight Financing Rate + 1.860% 5.678% VRN 1/23/35	230,000	232,238
Secured Overnight Financing Rate + 2.260% 5.836% VRN 6/12/34	80,000	81,540
Secured Overnight Financing Rate + 2.090% 5.850% VRN 10/21/33	655,000	667,820
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.100% 2.393% VRN 6/02/28	1,280,000	1,171,589
Secured Overnight Financing Rate + 1.500% 3.350% VRN 3/02/33	2,245,000	1,947,824
Secured Overnight Financing Rate + 1.510% 3.526% VRN 3/24/28	1,055,000	1,004,138

The accompanying notes are an integral part of the financial statements.
21

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Secured Overnight Financing Rate + 2.100% 4.897% VRN 7/25/33	$795,000	$766,108
Secured Overnight Financing Rate + 1.740% 5.574% VRN 7/25/29	1,075,000	1,087,741
		42,879,195
Beverages — 0.0%
Bacardi Ltd. 5.300% 5/15/48 (b)	275,000	258,622
Triton Water Holdings, Inc. 6.250% 4/01/29 (b)	145,000	132,068
		390,690
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (b)	85,000	75,371
2.300% 11/01/30 (b)	1,860,000	1,545,186
3.268% 11/15/40 (b)	350,000	249,229
4.375% 6/01/47	230,000	177,579
5.000% 9/26/48	430,000	367,619
		2,414,984
Commercial Services — 0.1%
Adtalem Global Education, Inc. 5.500% 3/01/28 (b)	185,000	177,105
Global Payments, Inc. 4.875% 3/17/31 EUR (c)	370,000	420,436
WASH Multifamily Acquisition, Inc. 5.750% 4/15/26 (b)	60,000	58,642
Worldline SA 4.125% 9/12/28 EUR (b) (c)	400,000	425,188
		1,081,371
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% 10/29/28	640,000	579,085
3.300% 1/30/32	2,270,000	1,946,879
Air Lease Corp.
3.250% 3/01/25	950,000	928,892
5.850% 12/15/27	505,000	512,790
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	1,109,000	986,334
2.875% 2/15/25 (b)	45,000	43,787
3.950% 7/01/24 (b)	380,000	377,800
4.375% 5/01/26 (b)	815,000	787,116
Discover Financial Services
3.950% 11/06/24	150,000	148,284

	Principal Amount	Value
GGAM Finance Ltd.
8.000% 2/15/27 (b)	$150,000	$154,878
		6,465,845
Electric — 1.9%
Baltimore Gas & Electric Co.
5.400% 6/01/53	395,000	392,855
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	559,617
Duke Energy Florida LLC
5.875% 11/15/33	195,000	206,037
Duke Energy Progress LLC
5.100% 3/15/34	495,000	494,720
5.250% 3/15/33	875,000	884,684
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,224,350
Eversource Energy
4.600% 7/01/27	735,000	722,405
5.950% 2/01/29	835,000	861,602
FirstEnergy Pennsylvania Electric Co.
4.000% 4/15/25 (b)	985,000	959,729
FirstEnergy Transmission LLC
2.866% 9/15/28 (b)	1,401,000	1,277,064
5.450% 7/15/44 (b)	600,000	571,885
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	1,658,226
Mong Duong Finance Holdings BV
5.125% 5/07/29 (b)	230,573	219,747
Public Service Co. of Colorado
5.250% 4/01/53	770,000	731,053
Southwestern Electric Power Co.
3.250% 11/01/51	425,000	282,133
5.300% 4/01/33	1,400,000	1,383,102
TenneT Holding BV
2.750% 5/17/42 EUR (b) (c)	515,000	518,793
4.500% 10/28/34 EUR (b) (c)	750,000	885,832
4.750% 10/28/42 EUR (b) (c)	185,000	228,388
Wisconsin Power & Light Co.
4.950% 4/01/33	1,535,000	1,501,457
		15,563,679
Electronics — 0.1%
Honeywell International, Inc.
3.750% 3/01/36 EUR (c)	545,000	593,463
Engineering & Construction — 0.0%
Artera Services LLC
8.500% 2/15/31 (b)	195,000	199,922

The accompanying notes are an integral part of the financial statements.
22

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.5%
Everi Holdings, Inc.
5.000% 7/15/29 (b)	$85,000	$84,209
Warnermedia Holdings, Inc.
5.050% 3/15/42	1,760,000	1,512,708
5.141% 3/15/52	3,001,000	2,490,823
		4,087,740
Environmental Controls — 0.0%
Waste Pro USA, Inc.
5.500% 2/15/26 (b)	190,000	187,127
Food — 0.7%
ELO SACA
6.000% 3/22/29 EUR (b) (c)	600,000	654,813
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.750% 3/15/34 (b)	1,650,000	1,733,691
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.000% 2/02/29	730,000	646,378
3.000% 5/15/32	410,000	334,380
6.500% 12/01/52	900,000	889,292
Pilgrim’s Pride Corp.
3.500% 3/01/32 (b)	500,000	423,760
6.250% 7/01/33	720,000	735,759
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% 3/01/29 (b)	400,000	353,484
		5,771,557
Gas — 0.3%
East Ohio Gas Co.
2.000% 6/15/30 (b)	995,000	817,166
KeySpan Gas East Corp.
5.819% 4/01/41 (b)	1,337,000	1,283,654
National Gas Transmission PLC
4.250% 4/05/30 EUR (b) (c)	375,000	415,736
		2,516,556
Health Care – Products — 0.0%
Embecta Corp.
5.000% 2/15/30 (b)	64,000	52,282
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (c)	300,000	324,336
		376,618
Health Care – Services — 0.8%
Aetna, Inc.
3.500% 11/15/24	500,000	493,316
Catalent Pharma Solutions, Inc.
3.500% 4/01/30 (b)	380,000	361,916

	Principal Amount	Value
CommonSpirit Health
3.347% 10/01/29	$65,000	$59,611
HCA, Inc.
5.125% 6/15/39	650,000	613,448
5.250% 4/15/25	644,000	641,311
5.375% 9/01/26	590,000	589,862
Humana, Inc.
3.700% 3/23/29	1,025,000	964,554
IQVIA, Inc.
6.250% 2/01/29	1,480,000	1,536,721
Kedrion SpA
6.500% 9/01/29 (b)	565,000	513,585
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (b)	668,000	484,363
ModivCare, Inc.
5.875% 11/15/25 (b)	85,000	82,777
		6,341,464
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	21,329
Spectrum Brands, Inc.
3.875% 3/15/31 (b) (d)	255,000	245,633
		266,962
Insurance — 1.2%
Athene Global Funding
1.985% 8/19/28 (b)	2,200,000	1,899,755
3.205% 3/08/27 (b)	445,000	415,635
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%
6.151% VRN 11/01/53 (b)	350,000	311,060
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	3,290,000	2,713,275
Metropolitan Life Global Funding I
5.150% 3/28/33 (b)	480,000	480,540
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (b)	4,000,000	3,949,337
		9,769,602
Internet — 0.0%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (b)	157,000	160,545
6.000% 2/15/28 (b)	227,000	233,675
		394,220

The accompanying notes are an integral part of the financial statements.
23

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.1%
Hyatt Hotels Corp.
1.800% 10/01/24	$930,000	$910,430
Machinery – Diversified — 0.0%
OT Merger Corp. 7.875% 10/15/29 (b)	250,000	178,515
Media — 1.1%
Cable One, Inc.
4.000% 11/15/30 (b) (d)	1,085,000	846,763
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	1,335,000	825,630
3.750% 2/15/28	500,000	463,792
3.900% 6/01/52	1,000,000	635,966
4.800% 3/01/50	375,000	277,579
4.908% 7/23/25	1,105,000	1,091,552
5.250% 4/01/53	250,000	197,991
5.375% 4/01/38	5,000	4,344
5.375% 5/01/47	180,000	145,038
5.750% 4/01/48	1,088,000	916,210
CSC Holdings LLC
5.375% 2/01/28 (b)	150,000	129,018
5.750% 1/15/30 (b)	124,000	65,642
6.500% 2/01/29 (b)	1,192,000	1,009,994
7.500% 4/01/28 (b)	80,000	53,924
11.250% 5/15/28 (b)	200,000	198,189
11.750% 1/31/29 (b)	37,000	37,058
Time Warner Cable LLC
5.500% 9/01/41	875,000	728,387
5.875% 11/15/40	360,000	311,840
VZ Secured Financing BV
5.000% 1/15/32 (b)	970,000	832,845
		8,771,762
Mining — 0.0%
Corp. Nacional del Cobre de Chile
5.125% 2/02/33 (b)	200,000	190,405
Oil & Gas — 0.2%
Ecopetrol SA
8.875% 1/13/33	100,000	105,773
KazMunayGas National Co. JSC
4.750% 4/19/27 (b)	200,000	194,740
Occidental Petroleum Corp.
0.000% 10/10/36	115,000	60,441
4.500% 7/15/44	400,000	313,223
Pertamina Persero PT
3.100% 8/27/30 (b)	675,000	595,505

	Principal Amount	Value
Petroleos Mexicanos
6.625% 6/15/35	$700,000	$531,039
		1,800,721
Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (b)	140,000	126,660
5.250% 8/15/27 (b)	900,000	567,000
Berry Global, Inc.
1.650% 1/15/27	85,000	77,163
4.875% 7/15/26 (b)	585,000	573,305
5.500% 4/15/28	310,000	312,021
5.650% 1/15/34 (b)	570,000	566,886
Clearwater Paper Corp.
4.750% 8/15/28 (b)	300,000	278,232
Sealed Air Corp.
1.573% 10/15/26 (b)	1,200,000	1,083,928
		3,585,195
Pharmaceuticals — 0.7%
1375209 BC Ltd.
9.000% 1/30/28 (b) (d)	541,000	530,181
Bayer US Finance II LLC
4.375% 12/15/28 (b)	3,281,000	3,088,187
4.625% 6/25/38 (b)	1,310,000	1,094,625
4.875% 6/25/48 (b)	220,000	176,806
Grifols SA
3.200% 5/01/25 EUR (b) (c)	100,000	99,266
3.875% 10/15/28 EUR (b) (c)	630,000	535,938
		5,525,003
Pipelines — 0.6%
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	65,000	67,343
Energy Transfer LP
4.950% 6/15/28	1,131,000	1,121,913
5.950% 10/01/43	750,000	741,002
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	339,776	292,092
Rockies Express Pipeline LLC
6.875% 4/15/40 (b)	745,000	731,137
Southern Gas Corridor CJSC
6.875% 3/24/26 (b)	400,000	403,990
TransCanada PipeLines Ltd.
4.625% 3/01/34	1,035,000	977,081
5.850% 3/15/36	50,000	51,412
Venture Global LNG, Inc.
9.500% 2/01/29 (b)	391,000	421,444
		4,807,414

The accompanying notes are an integral part of the financial statements.
24

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.3%
Annington Funding PLC
2.308% 10/06/32 GBP (b) (c)	$220,000	$217,917
3.184% 7/12/29 GBP (b) (c)	200,000	226,337
3.685% 7/12/34 GBP (b) (c)	200,000	214,267
Blackstone Property Partners Europe Holdings SARL
1.000% 5/04/28 EUR (b) (c)	225,000	209,369
1.625% 4/20/30 EUR (b) (c)	500,000	448,909
1.750% 3/12/29 EUR (b) (c)	350,000	327,693
LEG Immobilien SE
1.500% 1/17/34 EUR (b) (c)	100,000	85,078
Vonovia SE
0.750% 9/01/32 EUR (b) (c)	400,000	326,961
2.250% 4/07/30 EUR (b) (c)	100,000	97,716
		2,154,247
Real Estate Investment Trusts (REITS) — 2.1%
American Assets Trust LP
3.375% 2/01/31	865,000	705,145
American Homes 4 Rent LP
3.625% 4/15/32	862,000	758,019
4.300% 4/15/52	350,000	274,242
American Tower Corp.
1.000% 1/15/32 EUR (c)	100,000	88,062
2.300% 9/15/31	1,050,000	856,990
2.700% 4/15/31	195,000	165,079
CapitaLand Ascendas REIT
0.750% 6/23/28 EUR (b) (c)	445,000	412,887
Crown Castle, Inc.
2.100% 4/01/31	1,777,000	1,438,398
CubeSmart LP
2.000% 2/15/31	730,000	587,216
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (b) (c)	1,050,000	885,359
DOC DR LLC
2.625% 11/01/31	465,000	383,054
4.300% 3/15/27	105,000	102,552
Extra Space Storage LP
2.400% 10/15/31	1,040,000	855,635
3.900% 4/01/29	670,000	630,786
GLP Capital LP/GLP Financing II, Inc.
3.250% 1/15/32	629,000	529,510
4.000% 1/15/30	115,000	104,990
4.000% 1/15/31	380,000	339,080
5.375% 4/15/26	935,000	926,856
Healthcare Realty Holdings LP
2.000% 3/15/31	100,000	79,489
2.050% 3/15/31	106,000	81,738

	Principal Amount	Value
2.400% 3/15/30	$615,000	$503,434
3.100% 2/15/30	825,000	718,324
3.625% 1/15/28	157,000	144,975
Hudson Pacific Properties LP
3.250% 1/15/30	160,000	123,242
4.650% 4/01/29 (d)	1,295,000	1,103,224
Invitation Homes Operating Partnership LP
2.000% 8/15/31	1,084,000	861,336
4.150% 4/15/32	125,000	114,396
5.500% 8/15/33	221,000	220,149
LXP Industrial Trust
6.750% 11/15/28	230,000	239,751
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (c)	710,000	771,538
Realty Income Corp.
5.125% 7/06/34 EUR (c)	685,000	806,267
Rexford Industrial Realty LP
2.150% 9/01/31	110,000	88,086
VICI Properties LP
4.950% 2/15/30	140,000	135,388
5.125% 5/15/32	693,000	662,853
5.625% 5/15/52	73,000	67,651
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (b)	255,000	234,694
4.125% 8/15/30 (b)	50,000	45,465
4.500% 1/15/28 (b)	160,000	153,291
4.625% 6/15/25 (b)	40,000	39,387
5.750% 2/01/27 (b)	10,000	9,987
		17,248,525
Retail — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% 4/01/29 (b) (d)	155,000	147,608
Michaels Cos., Inc.
5.250% 5/01/28 (b)	556,000	473,756
7.875% 5/01/29 (b)	339,000	254,329
		875,693
Savings & Loans — 0.1%
Nationwide Building Society Secured Overnight Financing Rate + 1.290%
2.972% VRN 2/16/28 (b)	720,000	671,554
Software — 0.1%
Open Text Corp.
6.900% 12/01/27 (b)	125,000	129,249

The accompanying notes are an integral part of the financial statements.
25

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Take-Two Interactive Software, Inc.
4.000% 4/14/32	$810,000	$748,201
		877,450
Telecommunications — 0.5%
CommScope, Inc.
4.750% 9/01/29 (b)	465,000	334,800
Frontier Communications Holdings LLC
8.625% 3/15/31 (b)	505,000	515,771
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	420,000	390,209
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (b)	198,749	197,654
5.152% 9/20/29 (b)	1,612,000	1,608,341
T-Mobile USA, Inc.
3.750% 4/15/27	1,270,000	1,223,146
		4,269,921
Water — 0.0%
Thames Water Utilities Finance PLC
4.375% 1/18/31 EUR (b) (c)	405,000	404,631
TOTAL CORPORATE DEBT (Cost $164,810,186)		156,995,948
Municipal Obligations — 0.6%
Florida — 0.1%
County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Series B,
2.707% 10/01/33	375,000	313,896
New York — 0.5%
City of New York, NY, General Obligation, Series A,
3.000% 8/01/34	945,000	805,863
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series A2, 4.600% 5/01/31	530,000	525,754
Revenue Bonds, Series F3, 5.130% 2/01/35	1,033,000	1,043,988
Revenue Bonds, Series F3, 5.150% 2/01/36	1,033,000	1,040,885
New York State Dormitory Authority, Revenue Bonds, Series F,
5.628% 3/15/39	860,000	881,152
		4,297,642
TOTAL MUNICIPAL OBLIGATIONS (Cost $4,857,859)		4,611,538

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 16.6%
Automobile Asset-Backed Securities — 0.2%
SBNA Auto Receivables Trust, Series 2024-A, Class A3
5.320% 12/15/28 (b)	$2,000,000	$1,999,551
Commercial Mortgage-Backed Securities — 3.5%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.184%
6.510% FRN 8/15/34 (b)	2,018,000	1,997,857
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class AMP, 3.287% 11/05/32 (b)	1,920,000	1,851,689
Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (b) (e)	1,280,000	1,186,541
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (b)	2,870,000	2,486,911
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 7.440% FRN 6/15/27 (b)	1,641,000	1,647,154
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (b)	420,000	374,260
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (b) (e)	700,000	600,800
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.905% FRN 1/15/39 (b)	1,057,000	1,042,468
Series 2022-PSB, Class D, 1 mo. USD Term SOFR + 4.693% 10.018% FRN 8/15/39 (b)	1,167,491	1,174,423
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (b)	805,000	688,375
Series 2019-CPT, Class B, 2.997% VRN 11/13/39 (b) (e)	1,000,000	835,120
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D,
3.312% VRN 11/10/42 (b) (e)	700,000	577,779
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 1 mo. USD Term SOFR + 2.697%
8.023% FRN 5/15/36 (b)	3,881,344	3,867,373
Cyrus, Series 2024-1A, Class A2
4.760% 3/22/49 (b) (f)	2,270,000	2,136,139

The accompanying notes are an integral part of the financial statements.
26

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	$860,000	$732,273
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (b) (e)	860,000	755,055
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	788,366
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A, 3.397% 6/05/39 (b)	900,000	811,955
Series 2021-HTL5, Class A, 1 mo. USD Term SOFR + 1.229% 6.556% FRN 11/15/38 (b)	2,138,000	2,125,974
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	570,000	461,612
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	1,085,000	928,421
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (b) (e)	50,000	36,353
TTAN, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.514%
7.841% FRN 3/15/38 (b)	1,133,411	1,116,411
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (b)	1,062,000	994,281
		29,217,590
Home Equity Asset-Backed Securities — 1.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 mo. USD Term SOFR + 0.849%
6.179% FRN 10/25/35	1,199,966	1,164,279
Countrywide Asset-Backed Certificates Trust
Series 2007-7, Class 1A, 1 mo. USD Term SOFR + 0.314% 5.644% FRN 10/25/47	2,534,494	2,352,249
Series 2004-5, Class M1, 1 mo. USD Term SOFR + 0.969% 6.299% FRN 8/25/34	80,079	79,177
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694% 6.024% FRN 1/25/36	1,635,245	1,523,797

	Principal Amount	Value
Series 2006-NC2, Class A2D, 1 mo. USD Term SOFR + 0.694% 6.024% FRN 2/25/36	$1,076,301	$1,057,764
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD Term SOFR + 0.254%
5.584% FRN 2/25/37	3,408,366	2,086,154
		8,263,420
Other Asset-Backed Securities — 3.2%
AIMCO CLO 11 Ltd., Series 2020-11A, Class AR, 3 mo. USD Term SOFR + 1.392%
6.708% FRN 10/17/34 (b)	2,075,000	2,073,577
Allegro CLO VIII Ltd., Series 2018-2A, Class A, 3 mo. USD Term SOFR + 1.362%
6.676% FRN 7/15/31 (b)	1,927,831	1,928,320
AMMC CLO 15 Ltd., Series 2014-15A, Class AR3, 3 mo. USD Term SOFR + 1.382%
6.696% FRN 1/15/32 (b)	1,993,730	1,994,549
AMMC CLO 30 Ltd., Series 2024-30A, Class A1, 3 mo. USD Term SOFR + 1.680%
6.971% FRN 1/15/37 (b)	2,400,000	2,406,785
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
6.458% FRN 10/20/31 (b)	2,300,000	2,300,405
CIFC Funding Ltd., Series 2014-5A, Class BR2, 3 mo. USD Term SOFR + 2.062%
7.378% FRN 10/17/31 (b)	1,600,000	1,600,931
Clover CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD Term SOFR + 1.862%
7.186% FRN 10/25/33 (b)	2,400,000	2,399,986
CRSO Trust
7.121% 7/12/40	2,780,000	2,912,926
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, 3 mo. USD Term SOFR + 1.862%
7.171% FRN 7/19/34 (b)	2,400,000	2,400,451
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (b)	2,500,000	2,272,670
Series 2020-SFR3, Class F, 2.796% 10/17/27 (b)	860,000	807,780
Series 2021-SFR10, Class F, 4.608% 12/17/40 (b)	1,143,114	1,010,977

The accompanying notes are an integral part of the financial statements.
27

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Rockford Tower CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.382%
6.699% FRN 4/20/34 (b)	$2,435,000	$2,434,983
		26,544,340
Student Loans Asset-Backed Securities — 1.4%
Access Group, Inc., Series 2015-1, Class A, 30 day USD SOFR Average + 0.814%
6.135% FRN 7/25/56 (b)	984,180	948,158
Nelnet Student Loan Trust
Series 2005-4, Class A4, 90 day USD SOFR Average + 0.442% 5.795% FRN 3/22/32	1,786,639	1,720,575
Series 2006-1, Class A6, 3 mo. USD Term SOFR + 0.712% 6.034% FRN 8/23/36 (b)	1,236,099	1,211,529
SLM Student Loan Trust
Series 2014-1, Class A3, 30 day USD SOFR Average + 0.714% 6.035% FRN 2/26/29	1,066,311	1,023,271
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 6.085% FRN 5/26/26	1,810,659	1,742,521
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 7.473% FRN 7/25/73	3,735,000	3,711,926
Wachovia Student Loan Trust, Series 2006-1, Class A6, 90 day USD SOFR Average + 0.432%
5.793% FRN 4/25/40 (b)	1,299,972	1,255,609
		11,613,589
Whole Loan Collateral Collateralized Mortgage Obligations — 7.3%
Ajax Mortgage Loan Trust
Series 2019-F, 2.860% STEP 7/25/59 (b)	1,471,978	1,394,472
Series 2022-B, Class A1, 3.500% STEP 3/27/62 (b)	2,592,902	2,460,157
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD Term SOFR + 0.514%
5.844% FRN 3/25/46	1,321,094	1,165,873
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
4.306% VRN 5/25/35 (e)	599,394	552,812
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (b) (e)	2,397,783	2,176,142

	Principal Amount	Value
CIM Trust
Series 2021-J3, Class A1, 2.500% VRN 6/25/51 (b) (e)	$5,045,349	$4,059,141
Series 2023-NR1, Class A1, 6.000% STEP 6/25/62 (b)	3,135,779	3,077,023
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2,
5.310% VRN 3/25/36 (e)	1,802	1,708
COLT Mortgage Loan Trust, Series 2023-1, Class A1,
6.048% STEP 4/25/68 (b)	2,493,254	2,492,369
Credit Suisse Mortgage Trust
Series 2021-NQM6, Class A1, 1.174% VRN 7/25/66 (b) (e)	2,727,840	2,275,827
Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (b) (e)	1,396,918	1,324,163
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD Term SOFR + 0.364%
5.694% FRN 7/25/47	2,794,612	2,360,533
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
6.163% VRN 11/25/35 (e)	1,043,486	879,360
GS Mortgage-Backed Securities Trust, Series 2022-PJ6, Class A4,
3.000% VRN 1/25/53 (b) (e)	3,955,641	3,314,704
HarborView Mortgage Loan Trust
Series 2007-6, Class 1A1A, 1 mo. USD Term SOFR + 0.314% 5.641% FRN 8/19/37	2,199,160	1,775,321
Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514% 5.834% FRN 11/19/36	2,495,960	1,912,625
Series 2007-3, Class 2A1A, 1 mo. USD Term SOFR + 0.514% 5.841% FRN 5/19/37	2,721,710	2,480,806
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD Term SOFR + 0.634%
5.964% FRN 1/25/36	1,418,311	1,364,507
JP Morgan Mortgage Trust
Series 2021-13, Class A3, 2.500% VRN 4/25/52 (b) (e)	3,567,251	2,869,965
Series 2005-A5, Class 1A2, 4.375% VRN 8/25/35 (e)	72,213	69,635
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
4.594% VRN 4/25/34 (e)	444,954	397,561

The accompanying notes are an integral part of the financial statements.
28

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1,
1.957% VRN 10/25/61 (b) (e)	$3,598,288	$2,985,736
Preston Ridge Partners Mortgage LLC
Series 2021-5, Class A1, 1.793% STEP 6/25/26 (b)	3,175,919	3,074,034
Series 2021-6, Class A1, 1.793% STEP 7/25/26 (b)	1,277,591	1,233,649
Series 2022-1, Class A1, 3.720% STEP 2/25/27 (b)	3,165,432	3,075,155
Series 2022-4, Class A1, 5.000% STEP 8/25/27 (b)	776,835	756,795
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 1 mo. USD Term SOFR + 0.484%
5.814% FRN 8/25/36	464,235	395,276
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	1,801,335	1,260,330
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD Term SOFR + 0.574%
5.904% FRN 2/25/36	1,294,132	1,065,994
VOLT CIII LLC, Series 2021-CF1, Class A1,
1.992% STEP 8/25/51 (b)	2,022,800	1,944,276
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 1A4, 4.480% VRN 10/25/36 (e)	3,584,433	3,261,979
Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.734% 6.064% FRN 1/25/45	410,929	397,838
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,071,939	1,612,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
6.231% VRN 4/25/37 (e)	622,288	551,355
		60,019,744
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $140,861,631)		137,658,234
Sovereign Debt Obligations — 0.5%
Brazilian Government International Bond
6.125% 3/15/34	730,000	721,939

	Principal Amount	Value
Colombia Government International Bond
3.125% 4/15/31	$200,000	$159,585
Dominican Republic International Bond
4.500% 1/30/30 (b)	440,000	400,368
Guatemala Government Bond
3.700% 10/07/33 (b)	300,000	247,200
Hungary Government International Bond
2.125% 9/22/31 (b)	250,000	198,000
5.250% 6/16/29 (b)	200,000	197,600
Mexico Government International Bond
2.659% 5/24/31	413,000	344,529
4.750% 4/27/32	200,000	189,490
Oman Government International Bond
6.750% 10/28/27 (b)	200,000	207,773
Panama Government International Bond
3.160% 1/23/30	425,000	352,755
Paraguay Government International Bond
4.950% 4/28/31 (b)	200,000	192,779
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (b)	200,000	176,755
Peruvian Government International Bond
2.783% 1/23/31	250,000	214,766
Republic of Poland Government International Bond
4.875% 10/04/33	200,000	196,762
Republic of South Africa Government International Bond
5.875% 4/20/32	200,000	180,000
Romania Government International Bond
3.000% 2/14/31 (b)	270,000	226,346
		4,206,647
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,489,661)		4,206,647
U.S. Government Agency Obligations and Instrumentalities (g) — 39.0%
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Banks 5.300% 5/22/24	8,450,000	8,434,811

The accompanying notes are an integral part of the financial statements.
29

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	$2,115,000	$1,950,415
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	495,628	430,181
Series 2018-54, Class KA, 3.500% 1/25/47	307,179	296,325
Series 2018-38, Class PA, 3.500% 6/25/47	533,575	502,857
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	461,793	412,305
Series 2019-15, Class GT, 3.500% 2/20/49	498,134	444,165
		12,471,059
Pass-Through Securities — 37.2%
Federal Home Loan Mortgage Corp.
Pool #SD8193 2.000% 2/01/52	3,913,729	3,099,415
Pool #SD8199 2.000% 3/01/52 (h)	9,404,358	7,447,630
Pool #SD8204 2.000% 4/01/52	2,268,128	1,796,208
Pool #QE0312 2.000% 4/01/52	1,890,089	1,496,826
Pool #RA4179 2.500% 12/01/50	2,058,853	1,701,938
Pool #SD8147 2.500% 5/01/51	3,090,574	2,570,258
Pool #SD8189 2.500% 1/01/52	2,198,290	1,819,265
Pool #SD8194 2.500% 2/01/52	3,620,973	2,996,651
Pool #SD8200 2.500% 3/01/52	2,166,620	1,791,701
Pool #SD8205 2.500% 4/01/52	3,863,427	3,194,887
Pool #SD8212 2.500% 5/01/52	3,786,821	3,131,537
Pool #G18596 3.000% 4/01/31	190,065	181,135
Pool #G18691 3.000% 6/01/33	72,517	68,605
Pool #G08710 3.000% 6/01/46	51,526	45,554
Pool #G08715 3.000% 8/01/46	1,104,724	976,672
Pool #G08721 3.000% 9/01/46	148,457	131,249
Pool #G08726 3.000% 10/01/46	1,992,586	1,759,752
Pool #G08732 3.000% 11/01/46	1,414,548	1,249,257
Pool #G08741 3.000% 1/01/47	960,194	847,995
Pool #SD3016 3.000% 6/01/52	2,111,579	1,821,339
Pool #G18713 3.500% 11/01/33	536,316	514,718
Pool #G16756 3.500% 1/01/34	213,977	205,360
Pool #G60038 3.500% 1/01/44	487,126	451,987
Pool #G07848 3.500% 4/01/44	3,737,910	3,465,910
Pool #G07924 3.500% 1/01/45	1,026,284	943,233
Pool #G60138 3.500% 8/01/45	2,140,488	1,976,637
Pool #G08711 3.500% 6/01/46	841,163	770,464

	Principal Amount	Value
Pool #G08716 3.500% 8/01/46	$1,210,641	$1,108,888
Pool #G08792 3.500% 12/01/47	1,026,591	935,496
Pool #G67707 3.500% 1/01/48	1,397,587	1,287,546
Pool #G67711 4.000% 3/01/48	382,973	362,859
Pool #G67713 4.000% 6/01/48	1,003,624	948,718
Pool #G67714 4.000% 7/01/48	1,374,187	1,301,585
Pool #G67717 4.000% 11/01/48	1,229,208	1,164,265
Pool #G08843 4.500% 10/01/48	446,316	431,499
Pool #G08826 5.000% 6/01/48	151,217	150,267
Pool #G08844 5.000% 10/01/48	51,085	50,764
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	757,464	639,865
Pool #MA4176 2.000% 11/01/40	2,002,429	1,687,164
Pool #MA4333 2.000% 5/01/41	618,978	519,204
Pool #MA4158 2.000% 10/01/50	2,751,466	2,191,017
Pool #BT9728 2.000% 10/01/51	4,808,897	3,811,334
Pool #BQ6913 2.000% 12/01/51	4,084,504	3,237,210
Pool #CB2767 2.000% 1/01/52	3,951,507	3,146,620
Pool #CB2766 2.000% 2/01/52	2,667,948	2,126,178
Pool #MA4577 2.000% 4/01/52	7,894,215	6,251,697
Pool #FS1598 2.000% 4/01/52	3,983,196	3,154,428
Pool #BL6060 2.455% 4/01/40	1,265,000	916,733
Pool #MA4548 2.500% 2/01/52	3,640,362	3,012,697
Pool #MA4563 2.500% 3/01/52	8,636,715	7,142,190
Pool #MA3029 3.000% 6/01/32	191,922	182,001
Pool #MA1607 3.000% 10/01/33	1,508,390	1,420,905
Pool #BN7755 3.000% 9/01/49	1,591,057	1,396,353
Pool #MA3811 3.000% 10/01/49	445,603	382,439
Pool #BO2259 3.000% 10/01/49	2,790,673	2,443,063
Pool #MA4579 3.000% 4/01/52	3,636,198	3,140,089
Pool #BV8526 3.000% 5/01/52	4,178,549	3,600,281
Pool #AB4262 3.500% 1/01/32	984,375	945,099
Pool #MA1148 3.500% 8/01/42	2,059,502	1,891,650
Pool #CA0996 3.500% 1/01/48	72,310	66,058
Pool #MA3276 3.500% 2/01/48	158,988	144,646
Pool #MA3305 3.500% 3/01/48	537,702	489,195
Pool #MA3332 3.500% 4/01/48	21,559	19,614
Pool #CA3633 3.500% 6/01/49	614,884	561,143
Pool #MA2995 4.000% 5/01/47	439,814	414,403
Pool #MA3027 4.000% 6/01/47	410,227	386,525
Pool #AS9830 4.000% 6/01/47	253,436	238,793
Pool #AS9972 4.000% 7/01/47	228,858	215,635
Pool #CB4818 4.000% 10/01/52	1,968,648	1,822,760
Pool #AL9106 4.500% 2/01/46	198,825	193,657
Pool #CA1711 4.500% 5/01/48	14,232	13,769
Pool #CA1710 4.500% 5/01/48	794,339	768,477
Pool #CA2208 4.500% 8/01/48	563,331	544,461
Pool #BW9897 4.500% 10/01/52	2,032,695	1,935,896

The accompanying notes are an integral part of the financial statements.
30

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4840 4.500% 12/01/52	$6,177,567	$5,883,771
Pool #FS4233 4.500% 12/01/52	1,491,725	1,420,780
Pool #MA4917 4.500% 2/01/53	4,899,220	4,666,220
Pool #FS4701 4.500% 4/01/53	2,110,886	2,009,836
Pool #CB6854 4.500% 8/01/53	2,548,617	2,429,599
Pool #BY0545 5.000% 5/01/53	1,573,852	1,536,232
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,281,000	1,147,625
Pool #MA4836 3.000% 11/20/47	902,176	807,116
Pool #MA6209 3.000% 10/20/49	387,947	335,431
Pool #MA4127 3.500% 12/20/46	869,946	802,211
Pool #MA4382 3.500% 4/20/47	147,668	136,032
Pool #MA4719 3.500% 9/20/47	1,292,052	1,188,221
Pool #MA4837 3.500% 11/20/47	176,259	162,095
Pool #MA4962 3.500% 1/20/48	440,078	404,438
Pool #MA5019 3.500% 2/20/48	604,874	555,888
Pool #MA4838 4.000% 11/20/47	367,421	347,550
Pool #MA4901 4.000% 12/20/47	303,164	286,768
Pool #MA5078 4.000% 3/20/48	245,893	232,595
Pool #MA5466 4.000% 9/20/48	171,149	161,786
Pool #MA5528 4.000% 10/20/48	686,120	648,585
Pool #MA4264 4.500% 2/20/47	187,304	183,427
Pool #MA4512 4.500% 6/20/47	1,142,853	1,118,846
Pool #MA3666 5.000% 5/20/46	25,845	25,913
Pool #MA3806 5.000% 7/20/46	167,719	168,109
Pool #MA4072 5.000% 11/20/46	33,243	33,298
Pool #MA4454 5.000% 5/20/47	602,576	606,304
Government National Mortgage Association II, TBA
2.500% 4/20/54 (h)	11,675,000	9,943,255
4.500% 4/20/54 (h)	12,775,000	12,274,331
5.000% 4/20/54 (h)	11,125,000	10,935,438
5.500% 5/20/54 (h)	6,225,000	6,218,174
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/54 (h)	16,000,000	12,658,344
2.500% 4/01/54 (h)	11,950,000	9,877,889
3.000% 4/01/54 (h)	13,825,000	11,897,061
3.500% 4/01/54 (h)	14,300,000	12,794,590
4.000% 4/01/54 (h)	35,525,000	32,896,704
4.500% 4/01/54 (h)	19,875,000	18,925,504
5.000% 4/01/54 (h)	15,525,000	15,152,642
5.500% 4/01/54 (h)	11,875,000	11,817,944
		307,941,871

	Principal Amount	Value
Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
8.820% FRN 3/25/42 (b)	$2,400,000	$2,518,377
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $334,452,622)		322,931,307
U.S. Treasury Obligations — 36.1%
U.S. Treasury Bonds & Notes — 36.1%
U.S. Treasury Bonds
4.250% 2/15/54	38,540,000	37,901,681
4.500% 2/15/44 (d)	50,005,000	50,348,784
U.S. Treasury Notes
4.000% 2/15/34	43,311,000	42,593,662
4.125% 3/31/29	93,340,000	92,962,440
4.250% 3/15/27	29,930,000	29,792,041
4.250% 2/28/29	38,271,000	38,332,111
4.500% 3/31/26	7,407,000	7,390,083
		299,320,802
TOTAL U.S. TREASURY OBLIGATIONS (Cost $298,840,894)		299,320,802
TOTAL BONDS & NOTES (Cost $960,420,570)		937,763,546

	Number of Shares
Equities — 0.1%
Common Stock — 0.1%
Communication Services — 0.1%
Intelsat SA (i)	16,791	436,566
TOTAL COMMON STOCK (Cost $1,575,355)		436,566
TOTAL EQUITIES (Cost $1,575,355)		436,566
TOTAL LONG-TERM INVESTMENTS (Cost $961,995,925)		938,200,112

The accompanying notes are an integral part of the financial statements.
31

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 24.6%
Investment of Cash Collateral from Securities Loaned — 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	50,761,725	$50,761,725

	Principal Amount
Repurchase Agreement — 14.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (k)	$119,920,198	119,920,198
U.S. Treasury Bill — 4.0%
U.S. Treasury Bills
5.374% 4/16/24 (l)	6,695,000	6,677,314
5.380% 4/16/24 (l)	11,790,000	11,758,854
5.385% 4/23/24 (l)	9,190,000	9,156,399
5.429% 5/16/24 (l)	5,780,000	5,739,678
5.516% 4/11/24 (l)	165,000	164,688
		33,496,933
TOTAL SHORT-TERM INVESTMENTS (Cost $204,194,547)		204,178,856
TOTAL INVESTMENTS — 137.8% (Cost $1,166,190,472) (m)		1,142,378,968
Other Assets/ (Liabilities) — (37.8)%		(313,600,881)
NET ASSETS — 100.0%		$828,778,087

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $154,601,081 or 18.65% of net assets.

(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $49,727,573 or 6.00% of net assets. (Note 2).
(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.

(f)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $2,136,139 or 0.26% of net assets.

(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Non-income producing security.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)
Maturity value of $119,941,517. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $122,318,697.

(l)	The rate shown represents yield-to-maturity.
(m)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
32

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/12/24	USD	536,417	EUR	493,000	$4,356
Bank of New York*	4/12/24	USD	707,923	EUR	651,000	5,343
Citibank N.A.*	4/12/24	GBP	37,000	USD	46,841	(139)
Citibank N.A.*	4/12/24	EUR	703,000	USD	767,408	(8,708)
Citibank N.A.*	4/12/24	USD	10,000,132	EUR	9,097,000	182,367
Citibank N.A.*	4/12/24	USD	1,001,535	GBP	785,000	10,699
Goldman Sachs International*	4/12/24	USD	46,684	EUR	43,000	277
						$ 194,195

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/28/24	1,062	$217,329,293	$(166,885)
U.S. Treasury Note 5 Year	6/28/24	125	13,364,188	12,765
				$ (154,120)
Short
Euro-BOBL	6/06/24	27	$(3,429,470)	$(15,029)
Euro-Bund	6/06/24	32	(4,573,258)	(31,446)
Euro-Buxl 30 Year Bond	6/06/24	7	(1,004,854)	(20,701)
U.S. Treasury Note 10 Year	6/18/24	12	(1,338,846)	9,284
U.S. Treasury Ultra 10 Year	6/18/24	19	(2,163,627)	(13,951)
UK Long Gilt	6/26/24	4	(491,628)	(12,930)
				$(84,773)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	4,836,000	$ 89,336	$ —	$ 89,336

* Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
33

MassMutual Strategic Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 97.3%
Bank Loans — 1.7%
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.330% VRN 5/06/30	$69,825	$ 69,934
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250% 8.562% VRN 3/31/28	240,187	237,457
Building Materials — 0.1%
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.791% VRN 5/31/30	99,924	99,824
Quikrete Holdings, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 3/19/29	138,237	138,237
		238,061
Commercial Services — 0.0%
APi Group DE, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 2.250% 7.692% VRN 10/01/26	89,014	89,083
Computers — 0.1%
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.180% VRN 2/01/28	319,091	318,494
Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.000% 7.329% VRN 6/22/28	37,173	37,169
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.829% VRN 10/22/26	114,189	114,167
Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%, 7.577% VRN 7/29/30	20,053	20,027
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.059% VRN 4/09/27	225,276	224,055
Focus Financial Partners LLC, 2024 Term Loan B7, 1 mo. USD Term SOFR + 2.750% 8.080% VRN 6/30/28	118,204	117,761

	Principal Amount	Value
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.430% VRN 1/13/29	$105,539	$105,242
		618,421
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 7/02/29	139,179	139,179
Entertainment — 0.3%
Caesars Entertainment, Inc. 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750% 8.041% VRN 2/06/31	290,000	290,000
Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.663% VRN 2/06/30	19,800	19,833
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.250% 7.559% VRN 11/25/30	279,300	279,149
Light and Wonder International, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750% 8.075% VRN 4/14/29	236,400	236,630
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.500% 7.945% VRN 5/29/26	244,417	244,695
		1,070,307
Health Care – Products — 0.1%
Sotera Health Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 12/11/26	260,000	258,591
Health Care – Services — 0.1%
Phoenix Guarantor, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.577% VRN 2/21/31	544,366	536,957
Insurance — 0.1%
Acrisure LLC, 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250% 9.695% VRN 2/15/27	88,864	88,975
AmWINS Group, Inc.
2021 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.695% VRN 2/19/28	250,693	250,650
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 2/19/28	39,500	39,538
		379,163

The accompanying notes are an integral part of the financial statements.
34

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.0%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD Term SOFR + 3.500% 8.945% VRN 8/17/28	$163,676	$164,154
Lodging — 0.0%
Four Seasons Hotels Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.430% VRN 11/30/29	109,722	109,764
Machinery – Diversified — 0.0%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000% 7.445% VRN 7/30/29	120,930	120,885
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.500% 7.945% VRN 9/18/26	160,766	160,721
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500% 7.940% VRN 1/31/28	203,954	200,717
		361,438
Private Equity — 0.1%
GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.309% VRN 1/31/31	380,000	381,030
Retail — 0.1%
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 10/19/27	430,226	429,782
Software — 0.2%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.580% VRN 2/15/29	223,003	220,599
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 9.180% VRN 10/08/28	91,071	90,615
Cotiviti Corp., 2024 Term Loan, 0.000% 2/21/31 (a)	410,000	408,975
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.330% VRN 10/16/26	31,293	31,121
		751,310

	Principal Amount	Value
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000% 7.402% VRN 12/30/26	$467,713	$467,750
TOTAL BANK LOANS (Cost $6,734,445)		6,741,760
Corporate Debt — 24.5%
Aerospace & Defense — 0.7%
Boeing Co.
2.196% 2/04/26	180,000	168,516
2.700% 2/01/27	90,000	82,899
2.800% 3/01/27	150,000	138,514
3.100% 5/01/26	80,000	75,918
3.200% 3/01/29	150,000	134,002
3.550% 3/01/38	80,000	60,864
3.750% 2/01/50	60,000	41,738
5.705% 5/01/40	60,000	57,429
General Dynamics Corp.
4.250% 4/01/40	20,000	18,133
4.250% 4/01/50	50,000	43,548
L3Harris Technologies, Inc.
5.054% 4/27/45	50,000	47,210
Lockheed Martin Corp.
3.900% 6/15/32	50,000	46,922
4.150% 6/15/53	260,000	219,314
4.500% 5/15/36	60,000	56,985
5.200% 2/15/64	40,000	39,552
Northrop Grumman Corp.
2.930% 1/15/25	160,000	157,016
3.250% 1/15/28	290,000	274,028
5.250% 5/01/50	160,000	156,948
RTX Corp.
2.250% 7/01/30	110,000	93,911
3.030% 3/15/52	120,000	79,458
4.125% 11/16/28	160,000	154,765
4.500% 6/01/42	130,000	115,991
6.000% 3/15/31	120,000	126,145
TransDigm, Inc.
6.375% 3/01/29 (b)	40,000	40,125
6.625% 3/01/32 (b)	60,000	60,617
7.125% 12/01/31 (b)	90,000	92,750
		2,583,298
Agriculture — 0.4%
Altria Group, Inc.
2.450% 2/04/32	140,000	113,606
5.800% 2/14/39	160,000	162,131
5.950% 2/14/49	260,000	264,610

The accompanying notes are an integral part of the financial statements.
35

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.200% 2/14/59	$56,000	$57,802
6.875% 11/01/33	270,000	293,723
BAT Capital Corp.
3.557% 8/15/27	45,000	42,612
4.540% 8/15/47	360,000	277,952
Philip Morris International, Inc.
2.100% 5/01/30	40,000	33,986
4.500% 3/20/42	80,000	69,895
4.875% 2/13/29	70,000	69,554
5.125% 2/13/31	20,000	19,869
5.250% 2/13/34	50,000	49,557
Reynolds American, Inc.
5.850% 8/15/45	110,000	102,030
		1,557,327
Airlines — 0.4%
American Airlines, Inc. 8.500% 5/15/29 (b)	100,000	105,646
Delta Air Lines, Inc.
2.900% 10/28/24	180,000	176,690
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	186,666	184,768
4.750% 10/20/28 (b)	300,000	293,417
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	214,069	215,250
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	240,000	182,190
8.000% 9/20/25 (b) (c)	250,000	189,781
United Airlines, Inc.
4.375% 4/15/26 (b)	80,000	77,339
4.625% 4/15/29 (b)	290,000	269,700
		1,694,781
Apparel — 0.1%
NIKE, Inc.
2.850% 3/27/30	170,000	153,605
3.250% 3/27/40	130,000	104,665
3.375% 3/27/50	20,000	15,131
		273,401
Auto Manufacturers — 1.4%
Ford Motor Co.
4.750% 1/15/43	90,000	74,734
6.100% 8/19/32 (c)	90,000	91,198
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	352,582
3.625% 6/17/31	220,000	190,225
4.000% 11/13/30	200,000	178,571

	Principal Amount	Value
4.125% 8/17/27	$200,000	$189,784
4.950% 5/28/27	250,000	243,928
5.125% 6/16/25	200,000	198,211
General Motors Co.
5.150% 4/01/38	40,000	37,545
5.600% 10/15/32 (c)	40,000	40,481
5.950% 4/01/49 (c)	110,000	108,458
6.125% 10/01/25	20,000	20,168
6.600% 4/01/36	10,000	10,631
Nissan Motor Co. Ltd.
3.522% 9/17/25 (b)	410,000	395,226
4.345% 9/17/27 (b)	300,000	285,199
Toyota Motor Credit Corp.
4.450% 5/18/26	3,070,000	3,040,520
		5,457,461
Banks — 6.8%
ABN AMRO Bank NV 4.750% 7/28/25 (b)	260,000	255,993
Banco Santander SA 2.746% 5/28/25	400,000	386,693
Bank of America Corp.
Secured Overnight Financing Rate + 1.210% 2.572% VRN 10/20/32	60,000	49,777
Secured Overnight Financing Rate + 2.150% 2.592% VRN 4/29/31	360,000	310,373
Secured Overnight Financing Rate + 1.330% 2.972% VRN 2/04/33	550,000	467,742
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	570,000	534,740
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	270,000	256,629
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	760,000	726,475
3 mo. USD Term SOFR + 1.472% 3.974% VRN 2/07/30	270,000	255,864
4.000% 4/01/24	270,000	270,000
4.000% 1/22/25	140,000	138,140
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	420,000	344,411
4.200% 8/26/24	380,000	377,714
4.250% 10/22/26	50,000	48,893
3 mo. USD Term SOFR + 1.782% 4.330% VRN 3/15/50	90,000	77,467
Secured Overnight Financing Rate + 1.580% 4.376% VRN 4/27/28	300,000	292,858
4.450% 3/03/26	50,000	49,250
5.000% 1/21/44	130,000	125,813
3 mo. USD Term SOFR + 3.967% 6.250% VRN (d)	170,000	170,193

The accompanying notes are an integral part of the financial statements.
36

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of Montreal
1.850% 5/01/25	$70,000	$67,411
5 yr. USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	83,958
Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	163,507
Bank of Nova Scotia
1.300% 6/11/25	120,000	114,424
5 yr. CMT + 2.050% 4.588% VRN 5/04/37	100,000	90,649
Barclays PLC 3 mo. USD LIBOR + 3.054% 5.088% VRN 6/20/30	510,000	491,303
BNP Paribas SA
Secured Overnight Financing Rate + 2.074% 2.219% VRN 6/09/26 (b)	200,000	192,301
5 yr. USD Swap + 1.483% 4.375% VRN 3/01/33 (b)	220,000	208,682
4.400% 8/14/28 (b)	400,000	387,622
4.625% 3/13/27 (b)	260,000	253,675
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (b)	400,000	399,269
Secured Overnight Financing Rate + 1.866% 5.894% VRN 12/05/34 (b)	200,000	209,118
5 yr. CMT + 4.354% 8.500% VRN (b) (c) (d)	200,000	209,050
Citigroup, Inc.
Secured Overnight Financing Rate + 2.107% 2.572% VRN 6/03/31	140,000	119,629
Secured Overnight Financing Rate + 1.939% 3.785% VRN 3/17/33	370,000	330,501
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	180,000	169,599
4.125% 7/25/28	150,000	143,780
4.300% 11/20/26	510,000	497,729
Secured Overnight Financing Rate + 3.914% 4.412% VRN 3/31/31	410,000	390,795
4.450% 9/29/27	370,000	359,934
4.650% 7/30/45	181,000	163,445
4.650% 7/23/48	70,000	63,338
Secured Overnight Financing Rate + 1.887% 4.658% VRN 5/24/28	50,000	49,243
4.750% 5/18/46	40,000	35,521
Secured Overnight Financing Rate + 2.086% 4.910% VRN 5/24/33	130,000	125,329
5.300% 5/06/44	16,000	15,541
3 mo. USD Term SOFR + 4.167% 5.950% VRN (d)	150,000	149,775
3 mo. USD Term SOFR + 3.685% 6.300% VRN (d)	60,000	59,762
6.625% 6/15/32	20,000	21,436
8.125% 7/15/39	50,000	63,979

	Principal Amount	Value
Cooperatieve Rabobank UA 1 yr. CMT + 1.220%
3.649% VRN 4/06/28 (b)	$300,000	$285,583
Credit Agricole SA Secured Overnight Financing Rate + 1.676%
1.907% VRN 6/16/26 (b)	270,000	258,121
Credit Suisse AG
5.000% 7/09/27	250,000	247,722
7.950% 1/09/25	710,000	721,771
Goldman Sachs Capital II 3 mo. USD Term SOFR + 1.029%
6.370% VRN (d)	8,000	6,716
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 1.472% 2.908% VRN 7/21/42	80,000	57,522
Secured Overnight Financing Rate + 1.513% 3.210% VRN 4/22/42	40,000	30,078
3.500% 4/01/25	370,000	362,995
3.500% 11/16/26	200,000	191,883
Secured Overnight Financing Rate + 1.846% 3.615% VRN 3/15/28	50,000	47,827
3 mo. USD Term SOFR + 1.772% 3.691% VRN 6/05/28	350,000	334,883
3.850% 7/08/24	90,000	89,558
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	490,000	471,641
4.250% 10/21/25	160,000	156,993
4.750% 10/21/45	80,000	73,703
5.150% 5/22/45	290,000	280,386
6.250% 2/01/41	130,000	141,553
6.750% 10/01/37	80,000	87,403
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.929% 2.099% VRN 6/04/26	510,000	489,115
3.900% 5/25/26	200,000	194,734
Secured Overnight Financing Rate + 2.530% 4.762% VRN 3/29/33	200,000	185,884
Intesa Sanpaolo SpA
5.017% 6/26/24 (b)	900,000	897,027
5.710% 1/15/26 (b)	200,000	198,261
JP Morgan Chase & Co.
Secured Overnight Financing Rate + 1.850% 2.083% VRN 4/22/26	340,000	327,611
Secured Overnight Financing Rate + 2.040% 2.522% VRN 4/22/31	300,000	259,284
Secured Overnight Financing Rate + 1.180% 2.545% VRN 11/08/32	100,000	83,211
Secured Overnight Financing Rate + 2.440% 3.109% VRN 4/22/51	80,000	55,584
3 mo. USD Term SOFR + 1.207% 3.509% VRN 1/23/29	70,000	66,215

The accompanying notes are an integral part of the financial statements.
37

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 9/10/24	$ 300,000	$ 297,578
3 mo. USD Term SOFR + 1.522% 4.203% VRN 7/23/29	310,000	298,863
4.250% 10/01/27	70,000	68,413
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	700,000	682,401
4.950% 6/01/45	10,000	9,508
Lloyds Banking Group PLC
4.550% 8/16/28	370,000	360,559
Mitsubishi UFJ Financial Group, Inc. 1 yr. CMT + 1.125%
3.837% VRN 4/17/26	200,000	196,484
Morgan Stanley
Secured Overnight Financing Rate + 1.990% 2.188% VRN 4/28/26	260,000	250,835
Secured Overnight Financing Rate + 1.143% 2.699% VRN 1/22/31	10,000	8,737
Secured Overnight Financing Rate + 3.120% 3.622% VRN 4/01/31	640,000	586,959
3 mo. USD Term SOFR + 1.402% 3.772% VRN 1/24/29	350,000	333,156
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30	10,000	9,684
National Securities Clearing Corp.
1.500% 4/23/25 (b)	250,000	240,830
PNC Financial Services Group, Inc.
Secured Overnight Financing Rate + 1.841% 5.582% VRN 6/12/29	200,000	202,436
Secured Overnight Financing Rate + 1.322% 5.812% VRN 6/12/26	70,000	70,233
Royal Bank of Canada
1.150% 6/10/25	250,000	238,471
3.875% 5/04/32	40,000	36,966
5.150% 2/01/34	110,000	110,106
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	49,153
Toronto-Dominion Bank
1.150% 6/12/25	280,000	266,705
Truist Financial Corp. Secured Overnight Financing Rate + 2.050%
6.047% VRN 6/08/27	130,000	131,755
UBS Group AG
Secured Overnight Financing Rate + 2.044% 2.193% VRN 6/05/26 (b)	480,000	460,195
Secured Overnight Financing Rate + 1.730% 3.091% VRN 5/14/32 (b)	350,000	297,699
Secured Overnight Financing Rate + 3.730% 4.194% VRN 4/01/31 (b)	250,000	232,124
4.253% 3/23/28 (b)	340,000	327,830
5 yr. CMT + 4.745% 9.250% VRN (b) (d)	200,000	216,695

	Principal Amount	Value
US Bancorp
1.450% 5/12/25	$200,000	$191,740
Secured Overnight Financing Rate + 0.730% 2.215% VRN 1/27/28	30,000	27,672
Secured Overnight Financing Rate + 2.020% 5.775% VRN 6/12/29	140,000	142,443
Secured Overnight Financing Rate + 2.260% 5.836% VRN 6/12/34	50,000	50,963
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.000% 2.188% VRN 4/30/26	200,000	192,606
Secured Overnight Financing Rate + 2.100% 2.393% VRN 6/02/28	230,000	210,520
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	150,000	132,599
3.000% 10/23/26	350,000	331,323
Secured Overnight Financing Rate + 1.500% 3.350% VRN 3/02/33	300,000	260,288
4.300% 7/22/27	240,000	233,774
4.400% 6/14/46	160,000	133,134
3 mo. USD Term SOFR + 4.032% 4.478% VRN 4/04/31	210,000	201,078
4.650% 11/04/44	70,000	61,169
4.750% 12/07/46	10,000	8,772
4.900% 11/17/45	220,000	197,914
3 mo. USD Term SOFR + 4.502% 5.013% VRN 4/04/51	1,010,000	948,268
5.375% 11/02/43	100,000	96,578
Secured Overnight Financing Rate + 1.990% 5.557% VRN 7/25/34	160,000	160,618
Secured Overnight Financing Rate + 1.740% 5.574% VRN 7/25/29	120,000	121,422
5.875% VRN (d) (e)	50,000	49,890
		27,109,740
Beverages — 0.3%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	90,000	87,947
4.900% 2/01/46	50,000	47,515
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	121,092
4.000% 4/13/28	80,000	78,032
4.350% 6/01/40	30,000	27,156
4.600% 4/15/48	3,000	2,741
4.750% 1/23/29	190,000	189,945
5.550% 1/23/49	110,000	114,690
Coca-Cola Co.
2.500% 6/01/40	10,000	7,266

The accompanying notes are an integral part of the financial statements.
38

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Constellation Brands, Inc.
3.600% 5/09/24	$60,000	$59,857
4.350% 5/09/27	80,000	78,329
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	47,723
4.200% 7/15/46	50,000	41,779
PepsiCo, Inc.
1.625% 5/01/30	170,000	142,721
		1,046,793
Biotechnology — 0.0%
Amgen, Inc.
4.663% 6/15/51	24,000	21,257
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	130,000
4.500% 2/01/45	10,000	8,900
4.750% 3/01/46	40,000	36,736
		196,893
Building Materials — 0.0%
Builders FirstSource, Inc. 4.250% 2/01/32 (b)	20,000	17,937
Carrier Global Corp. 3.577% 4/05/50	20,000	14,906
		32,843
Chemicals — 0.3%
MEGlobal BV 4.250% 11/03/26 (b)	230,000	220,962
OCP SA
3.750% 6/23/31 (b)	260,000	221,260
5.125% 6/23/51 (b)	220,000	165,385
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (b)	490,000	407,464
		1,015,071
Coal — 0.0%
Teck Resources Ltd.
6.000% 8/15/40	20,000	20,065
Commercial Services — 0.2%
Cintas Corp. No. 2
3.700% 4/01/27	160,000	155,431
DP World Ltd.
5.625% 9/25/48 (b)	330,000	313,580
United Rentals North America, Inc.
3.750% 1/15/32	80,000	69,839
3.875% 11/15/27	60,000	56,808
3.875% 2/15/31	20,000	17,920
6.125% 3/15/34 (b)	320,000	320,398
		933,976

	Principal Amount	Value
Cosmetics & Personal Care — 0.1%
Haleon US Capital LLC
3.375% 3/24/29	$260,000	$241,806
Kenvue, Inc.
4.900% 3/22/33	160,000	159,865
Procter & Gamble Co.
3.000% 3/25/30	100,000	92,059
		493,730
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	320,000	297,171
3.000% 10/29/28	160,000	144,771
3.300% 1/30/32	160,000	137,225
Air Lease Corp.
3.375% 7/01/25	80,000	77,961
5.300% 2/01/28	130,000	130,071
American Express Co.
3.375% 5/03/24	130,000	129,722
4.050% 5/03/29	140,000	135,788
Charles Schwab Corp.
5.875% 8/24/26	280,000	284,667
Secured Overnight Financing Rate + 2.010% 6.136% VRN 8/24/34	50,000	52,160
ILFC E-Capital Trust II 3 mo. USD Term SOFR + 2.062%
7.395% VRN 12/21/65 (b)	10,000	7,980
Intercontinental Exchange, Inc.
4.600% 3/15/33	50,000	48,379
KKR Group Finance Co. II LLC
5.500% 2/01/43 (b) (c)	20,000	19,372
Mastercard, Inc.
3.850% 3/26/50	50,000	41,373
Vanguard Group Inc.
3.050% 8/22/50	450,000	286,205
Visa, Inc.
4.300% 12/14/45	160,000	144,298
		1,937,143
Electric — 0.2%
American Transmission Systems, Inc.
2.650% 1/15/32 (b)	440,000	364,260
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	64,477
3.950% 4/01/50	50,000	40,595
Duke Energy Ohio, Inc.
3.650% 2/01/29	210,000	199,462
Exelon Corp.
5.625% 6/15/35	40,000	40,633

The accompanying notes are an integral part of the financial statements.
39

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co.
2.100% 8/01/27	$140,000	$126,052
2.500% 2/01/31	40,000	33,263
3.300% 8/01/40	50,000	36,607
3.500% 8/01/50	80,000	54,661
		960,010
Electronics — 0.0%
Honeywell International, Inc.
5.000% 3/01/35	190,000	190,713
Entertainment — 0.1%
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	30,000	30,794
Warnermedia Holdings, Inc.
3.755% 3/15/27	60,000	57,260
4.054% 3/15/29	80,000	74,890
4.279% 3/15/32	200,000	178,648
5.050% 3/15/42	20,000	17,190
5.141% 3/15/52	10,000	8,300
6.412% 3/15/26	110,000	110,002
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125% 2/15/31 (b)	90,000	93,140
		570,224
Environmental Controls — 0.0%
Waste Connections, Inc.
5.000% 3/01/34	120,000	118,843
Food — 0.1%
Mars, Inc.
3.200% 4/01/30 (b)	80,000	72,784
Mondelez International, Inc.
1.500% 5/04/25	340,000	325,995
		398,779
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125% 1/15/32	60,000	49,844
3.750% 1/15/31	430,000	380,114
		429,958
Health Care – Products — 0.2%
Abbott Laboratories
4.750% 11/30/36	80,000	79,343
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250% 4/01/29 (b)	80,000	80,358
Medtronic, Inc.
4.625% 3/15/45	18,000	16,904
Solventum Corp.
5.400% 3/01/29 (b)	160,000	160,323

	Principal Amount	Value
5.450% 3/13/31 (b)	$150,000	$149,612
5.600% 3/23/34 (b)	220,000	220,720
5.900% 4/30/54 (b)	160,000	159,606
		866,866
Health Care – Services — 0.4%
Centene Corp.
2.625% 8/01/31	10,000	8,209
3.000% 10/15/30	10,000	8,574
4.250% 12/15/27	70,000	66,744
4.625% 12/15/29	120,000	113,925
CommonSpirit Health
4.350% 11/01/42	20,000	17,445
Elevance Health, Inc.
3.350% 12/01/24	120,000	118,294
3.650% 12/01/27	90,000	86,100
4.100% 5/15/32	60,000	56,180
4.550% 5/15/52	10,000	8,751
Fresenius Medical Care US Finance II, Inc.
4.750% 10/15/24 (b)	70,000	69,402
HCA, Inc.
3.500% 9/01/30	70,000	63,305
4.500% 2/15/27	40,000	39,219
5.250% 6/15/26	60,000	59,825
5.500% 6/15/47	80,000	76,050
Humana, Inc.
2.150% 2/03/32	40,000	31,982
4.500% 4/01/25	50,000	49,505
4.625% 12/01/42	70,000	61,268
4.800% 3/15/47	10,000	8,773
UnitedHealth Group, Inc.
1.250% 1/15/26	50,000	46,849
2.300% 5/15/31	20,000	16,943
3.125% 5/15/60	30,000	19,728
3.875% 12/15/28	110,000	106,092
3.875% 8/15/59	90,000	69,673
4.000% 5/15/29	100,000	96,703
4.200% 5/15/32	70,000	66,525
4.250% 6/15/48	110,000	94,984
4.450% 12/15/48	50,000	44,502
5.800% 3/15/36	70,000	75,043
		1,580,593
Home Builders — 0.0%
Lennar Corp.
4.500% 4/30/24	100,000	99,885
4.750% 11/29/27	40,000	39,494

The accompanying notes are an integral part of the financial statements.
40

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MDC Holdings, Inc.
6.000% 1/15/43	$20,000	$20,318
		159,697
Insurance — 0.3%
Aon North America, Inc.
5.450% 3/01/34	280,000	283,232
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	160,000	143,027
Brighthouse Financial, Inc.
4.700% 6/22/47	11,000	8,723
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	115,918
Guardian Life Global Funding
1.100% 6/23/25 (b)	120,000	114,154
MetLife Capital Trust IV
7.875% 12/15/67 (b)	200,000	214,425
New York Life Global Funding
0.950% 6/24/25 (b)	100,000	94,916
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	104,686
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	50,000	45,847
6.850% 12/16/39 (b)	22,000	25,001
		1,149,929
Internet — 0.5%
Alphabet, Inc.
1.900% 8/15/40	100,000	67,173
Amazon.com, Inc.
2.100% 5/12/31	80,000	67,843
2.500% 6/03/50	60,000	38,294
3.150% 8/22/27	470,000	447,952
3.450% 4/13/29	80,000	76,355
3.600% 4/13/32	320,000	298,021
4.250% 8/22/57	70,000	60,938
4.950% 12/05/44	180,000	180,211
Prosus NV
3.061% 7/13/31 (b)	370,000	301,152
3.832% 2/08/51 (b)	210,000	129,254
4.027% 8/03/50 (b)	310,000	197,431
		1,864,624
Investment Companies — 0.4%
Golub Capital BDC, Inc.
2.500% 8/24/26	1,570,000	1,442,486
Iron & Steel — 0.1%
ArcelorMittal SA
7.000% STEP 10/15/39	60,000	65,294

	Principal Amount	Value
Vale Overseas Ltd.
6.875% 11/21/36	$174,000	$185,975
		251,269
Leisure Time — 0.1%
NCL Corp. Ltd.
8.125% 1/15/29 (b)	90,000	95,237
Royal Caribbean Cruises Ltd.
6.250% 3/15/32 (b)	70,000	70,557
VOC Escrow Ltd.
5.000% 2/15/28 (b)	210,000	202,038
		367,832
Lodging — 0.5%
Hilton Domestic Operating Co., Inc.
6.125% 4/01/32 (b)	60,000	60,255
Las Vegas Sands Corp.
2.900% 6/25/25	100,000	96,212
3.200% 8/08/24	760,000	751,652
3.900% 8/08/29	40,000	36,405
Sands China Ltd.
4.050% STEP 1/08/26	280,000	269,174
5.125% STEP 8/08/25	750,000	739,870
		1,953,568
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	54,798
3.750% 4/15/50	90,000	74,481
Otis Worldwide Corp.
2.056% 4/05/25	140,000	135,366
		264,645
Media — 1.3%
Altice Financing SA
5.750% 8/15/29 (b)	210,000	168,261
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	30,000	25,141
4.500% 5/01/32	840,000	675,019
4.750% 2/01/32 (b)	70,000	57,129
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	60,000	40,034
4.200% 3/15/28	140,000	131,954
4.400% 4/01/33 (c)	140,000	124,070
4.800% 3/01/50	30,000	22,206
4.908% 7/23/25	270,000	266,714
5.050% 3/30/29	360,000	347,120
5.125% 7/01/49	100,000	77,485
5.375% 4/01/38	100,000	86,869

The accompanying notes are an integral part of the financial statements.
41

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.375% 5/01/47	$20,000	$16,115
5.500% 4/01/63	80,000	62,739
6.484% 10/23/45	160,000	148,292
6.834% 10/23/55	60,000	57,565
Comcast Corp.
2.800% 1/15/51	30,000	19,195
2.887% 11/01/51	260,000	168,772
3.150% 3/01/26	280,000	271,099
3.250% 11/01/39	30,000	23,511
3.300% 4/01/27	120,000	114,809
3.400% 4/01/30	180,000	166,460
3.400% 7/15/46	30,000	22,399
3.450% 2/01/50	40,000	29,251
3.750% 4/01/40	80,000	66,499
3.969% 11/01/47	80,000	64,304
3.999% 11/01/49	20,000	16,193
4.000% 8/15/47	20,000	16,219
4.000% 3/01/48	50,000	40,579
4.150% 10/15/28	180,000	175,681
4.250% 10/15/30	190,000	183,549
4.250% 1/15/33	20,000	18,937
4.950% 10/15/58	10,000	9,361
6.500% 11/15/35	41,000	45,472
CSC Holdings LLC
4.125% 12/01/30 (b)	210,000	150,160
4.500% 11/15/31 (b)	200,000	141,593
6.500% 2/01/29 (b)	250,000	211,828
DISH DBS Corp.
5.250% 12/01/26 (b)	120,000	94,489
5.750% 12/01/28 (b)	120,000	82,471
Fox Corp.
5.476% 1/25/39	90,000	85,651
6.500% 10/13/33	120,000	127,102
Time Warner Cable Enterprises LLC
8.375% 7/15/33	20,000	22,322
Time Warner Cable LLC
6.550% 5/01/37	50,000	47,263
6.750% 6/15/39	120,000	114,296
7.300% 7/01/38	100,000	101,016
Virgin Media Secured Finance PLC
5.500% 5/15/29 (b)	210,000	194,159
Walt Disney Co.
6.200% 12/15/34	20,000	22,148
6.650% 11/15/37	50,000	57,466
		5,210,967
Mining — 0.6%
Anglo American Capital PLC
4.750% 4/10/27 (b)	230,000	225,375

	Principal Amount	Value
Barrick North America Finance LLC
5.700% 5/30/41	$80,000	$81,944
5.750% 5/01/43	80,000	82,633
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	96,277
First Quantum Minerals Ltd.
6.875% 10/15/27 (b) (c)	230,000	220,516
8.625% 6/01/31 (b)	200,000	194,416
Freeport-McMoRan, Inc.
4.550% 11/14/24	10,000	9,922
4.625% 8/01/30	120,000	115,256
5.450% 3/15/43	416,000	398,266
Glencore Funding LLC
3.875% 10/27/27 (b)	90,000	85,851
4.000% 3/27/27 (b)	270,000	261,005
Southern Copper Corp.
5.250% 11/08/42	450,000	426,501
		2,197,962
Miscellaneous-Manufacturing — 0.1%
3M Co.
2.375% 8/26/29	90,000	78,904
3.050% 4/15/30 (c)	60,000	53,888
3.700% 4/15/50	140,000	103,412
Eaton Corp.
4.150% 11/02/42	40,000	35,080
		271,284
Multi-National — 0.3%
Inter-American Development Bank
7.350% 10/06/30 INR (f)	114,000,000	1,388,981
Oil & Gas — 2.3%
BP Capital Markets America, Inc.
3.000% 2/24/50	320,000	218,310
3.588% 4/14/27	100,000	96,342
3.633% 4/06/30	120,000	113,031
Chevron Corp.
1.995% 5/11/27	110,000	101,694
3.078% 5/11/50	20,000	14,361
ConocoPhillips Co.
6.950% 4/15/29	75,000	82,412
Continental Resources, Inc.
2.268% 11/15/26 (b)	70,000	64,438
4.375% 1/15/28	130,000	125,626
5.750% 1/15/31 (b)	240,000	238,570
Coterra Energy, Inc.
3.900% 5/15/27	310,000	298,370
4.375% 3/15/29	220,000	211,792

The accompanying notes are an integral part of the financial statements.
42

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Devon Energy Corp.
4.750% 5/15/42	$10,000	$8,704
5.000% 6/15/45	410,000	363,786
5.250% 10/15/27	32,000	32,027
5.600% 7/15/41	140,000	134,940
5.850% 12/15/25	120,000	120,651
5.875% 6/15/28	26,000	26,133
7.875% 9/30/31	330,000	378,501
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	9,586
3.500% 12/01/29	160,000	148,006
6.250% 3/15/33	1,470,000	1,567,144
Ecopetrol SA
5.875% 5/28/45	770,000	575,022
EOG Resources, Inc.
3.900% 4/01/35	200,000	182,107
4.375% 4/15/30	60,000	58,696
4.950% 4/15/50	140,000	133,176
EQT Corp.
3.900% 10/01/27	280,000	266,150
6.125% STEP 2/01/25	12,000	12,014
7.000% STEP 2/01/30	50,000	53,122
Exxon Mobil Corp.
3.482% 3/19/30	190,000	179,086
4.114% 3/01/46	200,000	172,499
4.327% 3/19/50	20,000	17,698
KazMunayGas National Co. JSC
5.375% 4/24/30 (b) (c)	200,000	196,009
Occidental Petroleum Corp.
4.400% 4/15/46	70,000	57,100
4.625% 6/15/45	80,000	64,761
6.600% 3/15/46 (c)	660,000	711,300
Petrobras Global Finance BV
5.999% 1/27/28	780,000	785,886
Petroleos Mexicanos
6.875% 8/04/26	160,000	155,306
Pioneer Natural Resources Co.
1.125% 1/15/26	40,000	37,225
2.150% 1/15/31	190,000	159,855
Reliance Industries Ltd.
3.625% 1/12/52 (b)	330,000	237,856
Shell International Finance BV
2.750% 4/06/30	160,000	143,895
3.250% 4/06/50	190,000	137,929
4.000% 5/10/46	180,000	151,407
4.550% 8/12/43	70,000	65,010

	Principal Amount	Value
Southwestern Energy Co.
4.750% 2/01/32	$60,000	$55,233
5.375% 3/15/30	20,000	19,249
		8,982,015
Oil & Gas Services — 0.0%
Halliburton Co.
4.850% 11/15/35	20,000	19,451
5.000% 11/15/45	110,000	103,274
Schlumberger Holdings Corp.
3.900% 5/17/28 (b)	31,000	29,882
		152,607
Packaging & Containers — 0.0%
Ball Corp.
3.125% 9/15/31	100,000	84,985
Pharmaceuticals — 1.6%
AbbVie, Inc.
2.600% 11/21/24	290,000	284,778
2.950% 11/21/26	260,000	247,623
3.200% 11/21/29	540,000	497,608
3.600% 5/14/25	130,000	127,592
3.800% 3/15/25	180,000	177,425
4.250% 11/21/49	20,000	17,321
4.550% 3/15/35	90,000	86,989
4.800% 3/15/29	150,000	150,220
4.875% 11/14/48	20,000	19,130
4.950% 3/15/31	60,000	60,428
5.050% 3/15/34	90,000	91,116
Becton Dickinson & Co.
3.363% 6/06/24	82,000	81,640
4.685% 12/15/44	18,000	16,299
Bristol-Myers Squibb Co.
2.900% 7/26/24	206,000	204,273
3.400% 7/26/29	19,000	17,847
5.100% 2/22/31	80,000	80,774
5.200% 2/22/34	230,000	233,525
5.550% 2/22/54	30,000	30,852
5.650% 2/22/64	40,000	41,151
Cigna Group
4.375% 10/15/28	160,000	156,079
4.800% 8/15/38	190,000	178,506
4.900% 12/15/48	100,000	91,093
CVS Health Corp.
1.875% 2/28/31	30,000	24,444
2.125% 9/15/31	140,000	114,280
3.750% 4/01/30	150,000	139,773
4.125% 4/01/40	120,000	101,089
4.250% 4/01/50	30,000	24,309

The accompanying notes are an integral part of the financial statements.
43

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.300% 3/25/28	$168,000	$163,947
5.050% 3/25/48	280,000	254,290
5.125% 7/20/45	100,000	92,154
CVS Pass-Through Trust
5.880% 1/10/28	44,369	43,504
6.036% 12/10/28	43,186	43,608
6.943% 1/10/30	42,451	43,484
Eli Lilly & Co.
4.700% 2/09/34	200,000	198,886
5.000% 2/09/54	30,000	29,831
5.100% 2/09/64	160,000	159,233
Johnson & Johnson
3.625% 3/03/37	180,000	159,736
Merck & Co., Inc.
1.450% 6/24/30	120,000	98,830
2.750% 12/10/51	200,000	130,751
Pfizer, Inc.
1.700% 5/28/30	250,000	210,018
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	900,000	841,402
6.000% 4/15/24 (c)	213,000	212,740
7.125% 1/31/25	390,000	391,771
		6,370,349
Pipelines — 1.9%
Cameron LNG LLC
2.902% 7/15/31 (b)	40,000	34,339
3.302% 1/15/35 (b)	130,000	108,174
Cheniere Energy Partners LP
3.250% 1/31/32	170,000	144,812
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	260,000	269,372
6.544% 11/15/53 (b)	40,000	43,337
El Paso Natural Gas Co. LLC
8.375% 6/15/32	199,000	228,799
Energy Transfer LP
2.900% 5/15/25	170,000	165,000
3.750% 5/15/30	410,000	377,899
4.950% 6/15/28	50,000	49,598
5.250% 4/15/29	80,000	80,088
5.300% 4/01/44	20,000	18,385
5.400% 10/01/47	40,000	36,915
5.550% 5/15/34	100,000	100,305
6.100% 2/15/42	140,000	141,593
6.250% 4/15/49	230,000	236,057
5 yr. CMT + 5.694% 6.500% VRN (d)	50,000	49,007
5 yr. CMT + 5.134% 6.750% VRN (d)	160,000	157,229

	Principal Amount	Value
5 yr. CMT + 5.306% 7.125% VRN (d)	$150,000	$146,443
3 mo. USD Term SOFR + 4.290% 9.597% VRN (d)	20,000	19,915
Enterprise Products Operating LLC
3.700% 1/31/51	260,000	200,877
4.150% 10/16/28	900,000	875,467
4.850% 1/31/34	220,000	216,704
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78	40,000	37,279
5.700% 2/15/42	40,000	40,860
EQM Midstream Partners LP
5.500% 7/15/28	10,000	9,863
Kinder Morgan Energy Partners LP
5.500% 3/01/44	30,000	28,544
MPLX LP
4.500% 4/15/38	70,000	62,163
4.700% 4/15/48	210,000	179,144
4.800% 2/15/29	190,000	187,685
4.875% 12/01/24	90,000	89,512
5.500% 2/15/49	40,000	38,078
ONEOK, Inc.
5.550% 11/01/26	50,000	50,458
5.800% 11/01/30	80,000	82,415
6.050% 9/01/33	140,000	146,014
6.625% 9/01/53	220,000	242,463
Southern Natural Gas Co. LLC
8.000% 3/01/32	148,000	170,182
Targa Resources Corp.
4.200% 2/01/33	60,000	54,702
4.950% 4/15/52	40,000	35,045
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	130,000	124,447
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	62,239
Venture Global Calcasieu Pass LLC
3.875% 11/01/33 (b)	80,000	67,968
Western Midstream Operating LP
3.100% STEP 2/01/25	240,000	234,826
4.050% STEP 2/01/30	850,000	793,073
5.250% STEP 2/01/50	230,000	205,741
5.500% 8/15/48	20,000	17,687
Williams Cos., Inc.
3.750% 6/15/27	90,000	86,609
5.150% 3/15/34	170,000	168,468
7.500% 1/15/31	200,000	222,523
7.750% 6/15/31	350,000	387,405
		7,525,708

The accompanying notes are an integral part of the financial statements.
44

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	$10,000	$9,936
5.375% 4/15/26	40,000	39,652
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	217,124
		266,712
Retail — 0.3%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	171,911
1.600% 4/20/30	110,000	92,607
Home Depot, Inc.
2.700% 4/15/30	70,000	62,352
3.300% 4/15/40	120,000	95,396
3.350% 4/15/50	190,000	139,469
3.900% 12/06/28	30,000	29,127
3.900% 6/15/47	40,000	32,693
Lowe’s Cos., Inc.
4.500% 4/15/30	50,000	48,890
McDonald’s Corp.
3.500% 7/01/27	100,000	95,862
3.600% 7/01/30	190,000	177,202
3.625% 9/01/49	40,000	30,377
3.800% 4/01/28	110,000	106,052
4.200% 4/01/50	140,000	116,905
Walmart, Inc.
1.500% 9/22/28	80,000	70,667
1.800% 9/22/31	40,000	33,210
		1,302,720
Semiconductors — 0.3%
Broadcom, Inc.
3.137% 11/15/35 (b)	340,000	274,687
Intel Corp.
1.600% 8/12/28	130,000	114,076
3.050% 8/12/51	50,000	33,703
4.750% 3/25/50	20,000	18,116
5.125% 2/10/30	100,000	101,521
Micron Technology, Inc.
5.300% 1/15/31	100,000	100,578
5.875% 2/09/33	60,000	62,088
NVIDIA Corp.
3.700% 4/01/60	170,000	135,488
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.700% 5/01/25	120,000	116,447
Texas Instruments, Inc.
1.750% 5/04/30	110,000	92,903
		1,049,607

	Principal Amount	Value
Software — 0.2%
Microsoft Corp.
2.921% 3/17/52	$27,000	$19,088
Oracle Corp.
1.650% 3/25/26	240,000	223,998
2.875% 3/25/31	280,000	243,453
2.950% 4/01/30	20,000	17,797
4.650% 5/06/30	100,000	98,062
Salesforce, Inc.
3.700% 4/11/28	50,000	48,511
		650,909
Telecommunications — 1.1%
AT&T, Inc.
2.250% 2/01/32	20,000	16,254
2.300% 6/01/27	250,000	230,441
2.550% 12/01/33	60,000	48,058
3.500% 9/15/53	130,000	91,718
3.550% 9/15/55	183,000	127,958
3.650% 9/15/59	60,000	41,773
3.800% 12/01/57	10,000	7,240
4.350% 6/15/45	101,000	86,064
5.350% 9/01/40	40,000	39,151
5.550% 8/15/41	40,000	40,332
Rogers Communications, Inc.
5.300% 2/15/34	130,000	128,840
T-Mobile USA, Inc.
2.250% 2/15/26	70,000	66,238
2.250% 11/15/31	70,000	57,479
2.550% 2/15/31	130,000	110,736
2.625% 2/15/29	170,000	152,134
2.875% 2/15/31	170,000	147,636
3.000% 2/15/41	60,000	44,193
3.300% 2/15/51	20,000	13,985
3.375% 4/15/29	70,000	64,738
3.500% 4/15/25	350,000	343,150
3.500% 4/15/31	380,000	343,169
3.750% 4/15/27	50,000	48,155
3.875% 4/15/30	190,000	177,989
5.150% 4/15/34	90,000	89,699
Telefonica Emisiones SA
5.213% 3/08/47	150,000	138,023
Verizon Communications, Inc.
1.750% 1/20/31	280,000	227,284
2.550% 3/21/31	282,000	240,919
2.650% 11/20/40	120,000	84,557
3.400% 3/22/41	40,000	31,264
3.850% 11/01/42	40,000	32,893
3.875% 2/08/29	130,000	124,458
4.000% 3/22/50	100,000	80,836

The accompanying notes are an integral part of the financial statements.
45

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.329% 9/21/28	$440,000	$430,208
4.400% 11/01/34	270,000	254,524
4.500% 8/10/33	30,000	28,689
5.250% 3/16/37	170,000	171,869
5.500% 3/16/47	30,000	30,819
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (b)	200,000	172,377
		4,565,850
Transportation — 0.1%
Union Pacific Corp.
2.150% 2/05/27	50,000	46,491
2.891% 4/06/36	270,000	220,209
3.750% 2/05/70	150,000	110,276
3.839% 3/20/60	120,000	92,137
		469,113
TOTAL CORPORATE DEBT (Cost $104,775,208)		97,412,327
Non-U.S. Government Agency Obligations — 8.0%
Automobile Asset-Backed Securities — 0.4%
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A, 1.380% 8/20/27 (b)	490,000	449,981
Series 2024-3A, Class A, 5.230% 12/20/30 (b)	430,000	429,039
Series 2024-1A, Class A, 5.360% 6/20/30 (b)	480,000	482,413
		1,361,433
Commercial Mortgage-Backed Securities — 2.8%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.184%
6.510% FRN 8/15/34 (b)	790,000	782,115
BAMLL Commercial Mortgage Securities Trust, Series 2016-GG10, Class AJA,
5.630% VRN 8/10/45 (b) (e)	314,280	59,713
Bank
Series 2017-BNK4, Class XA, 1.335% VRN 5/15/50 (e)	2,976,264	90,495
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,465	249,986
Series 2022-BNK40, Class A4, 3.394% VRN 3/15/64 (e)	270,000	241,214
Benchmark Mortgage Trust, Series 2021-B29, Class XA,
1.031% VRN 9/15/54 (e)	2,492,391	115,589

	Principal Amount	Value
BPR Trust
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.164% 6.491% FRN 9/15/38 (b)	$140,000	$139,125
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.898% 7.223% FRN 4/15/37 (b)	170,000	170,850
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 1 mo. USD Term SOFR + 0.767% 6.092% FRN 5/15/38 (b)	627,338	622,633
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.844% 6.170% FRN 10/15/36 (b)	654,667	649,348
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.392% 6.692% FRN 3/15/41 (b)	190,000	190,000
Series 2023-XL3, Class A, 1 mo. USD Term SOFR + 1.761% 7.087% FRN 12/09/40 (b)	240,000	241,350
Series 2023-VLT2, Class D, 1 mo. USD Term SOFR + 4.774% 10.099% FRN 6/15/40 (b)	240,000	239,325
Series 2023-VLT2, Class E, 1 mo. USD Term SOFR + 5.871% 11.196% FRN 6/15/40 (b)	490,000	492,653
BX Trust, Series 2021-LBA, Class AV, 1 mo. USD Term SOFR + 0.914%
6.241% FRN 2/15/36 (b)	197,702	196,838
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2
3.623% 5/15/52	258,337	244,876
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	130,000	120,176
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B,
4.175% VRN 7/10/47 (e)	350,000	337,451
Credit Suisse Mortgage Trust
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	168,094
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	69,674
Series 2014-USA, Class F, 4.373% 9/15/37 (b)	1,140,000	483,551
Series 2022-MARK, Class A, 1 mo. USD Term SOFR + 2.695% 8.021% FRN 6/15/39 (b)	130,000	130,000
Series 2017-CHOP, Class G, U.S. (Fed) Prime Rate + 2.294% 10.794% FRN 7/15/32 (b)	750,000	667,827

The accompanying notes are an integral part of the financial statements.
46

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DBJPM Mortgage Trust, Series 2016-C3, Class A4
2.632% 8/10/49	$113,500	$107,409
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A,
5.649% VRN 1/15/41 (b) (e)	240,000	240,084
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B,
7.544% VRN 11/10/39 (b) (e)	440,000	455,961
GS Mortgage Securities Corp. II, Series 2024-70P, Class E,
8.666% VRN 3/10/41 (b) (e)	260,000	263,012
GS Mortgage Securities Corp. Trust, Series 2018-SRP5, Class A, 1 mo. USD Term SOFR + 1.847%
7.173% FRN 9/15/31 (b)	489,575	318,462
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.466% VRN 4/15/47 (e)	203,897	53
Series 2015-C31, Class B, 4.624% VRN 8/15/48 (e)	160,000	137,306
LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.091%
7.417% FRN 3/15/36 (b)	54,884	55,055
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
6.014% VRN 12/15/56 (e)	280,000	299,821
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
6.727% FRN 3/15/39 (b)	190,000	187,209
NJ Trust, Series 2023-GSP, Class A,
6.481% VRN 1/06/29 (b) (e)	220,000	229,479
NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.641%
6.941% FRN 3/15/41 (b)	290,000	290,363
PFP Ltd., Series 2021-8, Class A, 1 mo. USD Term SOFR + 1.114%
6.440% FRN 8/09/37 (b)	221,441	220,057
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (b)	320,000	301,435
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.418% 12/15/50	164,729	155,785
Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	158,888

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.592% VRN 8/15/52 (e)	$5,341,658	$312,180
Series 2017-C42, Class D, 2.800% VRN 12/15/50 (b) (e)	710,000	507,457
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (e)	190,000	178,173
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (e)	190,000	170,519
		11,291,591
Home Equity Asset-Backed Securities — 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD Term SOFR + 1.074%
6.404% FRN 11/25/33	1,150,827	1,153,093
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD Term SOFR + 0.654%
5.984% FRN 3/25/36	286,143	140,685
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD Term SOFR + 1.114%
6.444% FRN 9/25/34	389,323	395,030
		1,688,808
Other Asset-Backed Securities — 2.0%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 3 mo. USD Term SOFR + 2.000% 7.318% FRN 4/20/36 (b)	220,000	221,721
AMMC CLO 23 Ltd., Series 2020-23A, Class A1R, 3 mo. USD Term SOFR + 1.302% 6.618% FRN 10/17/31 (b)	175,000	175,084
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 3 mo. USD Term SOFR + 1.750% 7.097% FRN 10/15/36 (b)	490,000	493,377
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 3 mo. USD Term SOFR + 1.800% 7.178% FRN 10/20/36 (b)	220,000	221,595
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.382% 6.698% FRN 7/17/34 (b)	220,000	220,104

The accompanying notes are an integral part of the financial statements.
47

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse European Mortgage Capital Ltd., Series 2019-1OTF, Class A, 3 mo. USD LIBOR + 2.900% 8.479% FRN 8/09/24 (b)	$915,000	$913,448
Dividend Solar Loans LLC, Series 2019-1, Class A 3.670% 8/22/39 (b)	619,943	556,354
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 3 mo. USD Term SOFR + 1.282% 6.596% FRN 4/15/31 (b)	252,824	252,976
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520% 6.831% FRN 4/20/37 (b)	210,000	210,507
Empower CLO Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.200% 7.514% FRN 7/15/36 (b)	290,000	293,912
HPS Loan Management Ltd., Series 15A-19, Class A1R, 3 mo. USD Term SOFR + 1.320% 6.638% FRN 1/22/35 (b)	250,000	249,893
InStar Leasing III LLC, Series 2021-1A, Class A 2.300% 2/15/54 (b)	540,899	478,517
ITE Rail Fund Levered LP, Series 2021-1A, Class A 2.250% 2/28/51 (b)	675,650	600,510
Mosaic Solar Loan Trust, Series 2021-3A, Class B 1.920% 6/20/52 (b)	687,950	523,326
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422% 6.736% FRN 7/15/34 (b)	250,000	250,153
Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A1, 3 mo. USD Term SOFR + 1.392% 6.701% FRN 10/19/31 (b)	256,834	256,643
Octagon 66 Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.750% 7.076% FRN 11/16/36 (b)	400,000	402,420
Rad CLO 22 Ltd., Series 2023-22A, Class A1, 3 mo. USD Term SOFR + 1.830% 7.202% FRN 1/20/37 (b)	430,000	433,220
Storm King Park CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 2.050% 7.364% FRN 10/15/35 (b)	250,000	251,377

	Principal Amount	Value
Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 3 mo. USD Term SOFR + 1.640% 6.984% FRN 1/14/34 (b)	$410,000	$410,218
US Small Business Administration
Series 2019-25G, Class 1, 2.690% 7/01/44	168,942	146,842
Series 2019-20D, Class 1, 2.980% 4/01/39	121,771	109,132
Venture 41 CLO Ltd., Series 2021-41A, Class A1N, 3 mo. USD Term SOFR + 1.592% 6.909% FRN 1/20/34 (b)	250,000	249,990
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 3 mo. USD Term SOFR + 1.482% 6.800% FRN 10/24/34 (b)	150,000	149,948
		8,071,267
Student Loans Asset-Backed Securities — 0.4%
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280% 12/28/48 (b)	200,223	183,878
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.220% 7/15/69 (b)	237,015	214,411
Series 2020-IA, Class A1A, 1.330% 4/15/69 (b)	292,852	260,821
SMB Private Education Loan Trust
Series 2020-A, Class A2A, 2.230% 9/15/37 (b)	317,113	297,432
Series 2021-A, Class B, 2.310% 1/15/53 (b)	564,400	526,720
		1,483,262
Whole Loan Collateral Collateralized Mortgage Obligations — 1.9%
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD Term SOFR + 7.536% 2.206% FRN 11/25/35	607,876	110,090
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A1, 5.108% VRN 7/25/62 (b) (e)	286,115	283,892
Series 2024-NQM3, Class A1, 6.191% STEP 3/25/64 (b)	520,000	521,772
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD Term SOFR + 0.464% 5.794% FRN 5/25/37	1,210,023	600,480
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B 0.702% 11/26/37 (b)	1,011,637	890,730

The accompanying notes are an integral part of the financial statements.
48

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.757% VRN 10/25/35 (e)	$43,881	$23,650
HOMES Trust, Series 2023-NQM1, Class A1, 6.182% STEP 1/25/68 (b)	457,922	457,914
IndyMac INDX Mortgage Loan Trust, Series 2005-AR18, Class 1A1, 1 mo. USD Term SOFR + 0.734% 6.064% FRN 10/25/36	655,864	289,077
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (b) (e)	220,535	195,424
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (b) (e)	95,008	83,741
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (b) (e)	730,000	615,756
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (e)	182,303	170,199
Series 2024-NQM1, Class A1, 6.129% STEP 3/25/64 (b)	460,000	460,551
OBX Trust
Series 2022-NQM6, Class A1, 4.700% STEP 7/25/62 (b)	463,047	455,065
Series 2024-NQM1, Class A1, 5.928% STEP 11/25/63 (b)	469,262	468,381
Series 2023-NQM3, Class A1, 5.949% STEP 2/25/63 (b)	441,340	441,116
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 6.000% 5/25/35 (b)	412,975	349,471
PRKCM Trust, Series 2023-AFC1, Class A1, 6.598% STEP 2/25/58 (b)	412,497	415,290
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, 5.489% VRN 8/25/36 (e)	143,106	100,783
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 4A1, 1 yr. MTA + 2.150% 7.239% FRN 3/25/46	85,836	76,809
Towd Point Mortgage Trust, Series 2017-4, Class B2, 3.658% VRN 6/25/57 (b) (e)	740,000	616,861
		7,627,052
Whole Loan Collateral Planned Amortization Classes — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 6.824% FRN 7/25/36	38,582	30,956

	Principal Amount	Value
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1B, 1 yr. MTA + 1.000% 6.089% FRN 2/25/46	$419,584	$354,046
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,925,058)		31,908,415
Sovereign Debt Obligations — 3.3%
Argentina Republic Government International Bond, 3.500% STEP 7/09/41	110,000	44,336
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (f)	3,328,000	660,725
10.000% 1/01/33 BRL (f)	3,703,000	701,904
Colombia Government International Bond
3.250% 4/22/32	430,000	334,508
4.125% 2/22/42	440,000	296,897
Indonesia Government International Bond
5.125% 1/15/45 (b) (c)	220,000	217,525
Israel Government International Bond
2.750% 7/03/30	310,000	266,767
Mexican Bonos
7.750% 11/23/34 MXN (f)	17,120,000	920,770
7.750% 11/13/42 MXN (f)	46,165,600	2,357,391
8.000% 11/07/47 MXN (f)	76,980,000	3,989,883
8.500% 5/31/29 MXN (f)	18,880,000	1,098,571
Mexico Government International Bond
4.750% 3/08/44	730,000	607,593
Nigeria Government International Bond
7.143% 2/23/30 (b)	210,000	190,470
Peruvian Government International Bond
6.550% 3/14/37	210,000	227,850
Provincia de Buenos Aires/Government Bond,
6.375% STEP 9/01/37 (b)	1,884,883	768,000
Republic of Kenya Government International Bond
6.300% 1/23/34 (b)	370,000	301,637
		12,984,827
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $14,055,589)		12,984,827

The accompanying notes are an integral part of the financial statements.
49

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (g) — 37.1%
Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KG06, Class X1, 0.532% VRN 10/25/31 (e)	$3,095,997	$96,401
Series K741, Class X1, 0.566% VRN 12/25/27 (e)	2,978,469	52,603
Series K124, Class X1, 0.718% VRN 12/25/30 (e)	2,884,963	109,614
Series K094, Class X1, 0.878% VRN 6/25/29 (e)	988,582	36,766
Series K743, Class X1, 0.921% VRN 5/25/28 (e)	3,976,373	126,484
Series KC05, Class X1, 1.225% VRN 6/25/27 (e)	1,440,016	29,738
Series K736, Class X1, 1.281% VRN 7/25/26 (e)	2,006,126	45,108
Series K115, Class X1, 1.323% VRN 6/25/30 (e)	1,390,653	90,238
Series K110, Class X1, 1.695% VRN 4/25/30 (e)	1,389,126	107,840
Federal Home Loan Mortgage Corp. Reference REMICS Series R007, Class ZA 6.000% 5/15/36	44,755	45,550
Federal Home Loan Mortgage Corp. REMICS
Series 3422, Class AI, 0.250% STEP 1/15/38	5,909	43
Series 3621, Class SB, 30 day USD SOFR Average + 6.116% 0.797% FRN 1/15/40	16,922	1,487
Series 4203, Class PS, 30 day USD SOFR Average + 6.136% 0.817% FRN 9/15/42	72,536	4,997
Series 3973, Class SA, 30 day USD SOFR Average + 6.376% 1.057% FRN 12/15/41	107,733	10,305
Series 5092, Class AP, 2.000% 4/25/41	76,719	66,073
Series 5018, Class MI, 2.000% 10/25/50	323,590	43,117
Series 5085, Class NI, 2.000% 3/25/51	580,622	72,338
Series 5293, Class IO, 2.000% 3/25/51	929,492	113,494
Series 5140, Class NI, 2.500% 5/25/49	258,810	36,749
Series 5010, Class IK, 2.500% 9/25/50	194,404	28,540

	Principal Amount	Value
Series 5010, Class JI, 2.500% 9/25/50	$461,241	$75,720
Series 5013, Class IN, 2.500% 9/25/50	235,634	38,670
Series 5040, Class IB, 2.500% 11/25/50	135,784	19,053
Series 5059, Class IB, 2.500% 1/25/51	729,272	120,784
Series 5274, Class IO, 2.500% 1/25/51	643,451	105,511
Series 5069, Class MI, 2.500% 2/25/51	72,562	10,067
Series 4391, Class MZ, 3.000% 9/15/44	265,858	226,235
Series 4793, Class CB, 3.000% 5/15/48	170,390	147,829
Series 4793, Class CD, 3.000% 6/15/48	108,009	93,609
Series 4813, Class CJ, 3.000% 8/15/48	92,921	78,614
Series 5224, Class HL, 4.000% 4/25/52	400,000	357,438
Federal Home Loan Mortgage Corp. STRIPS
Series 353, Class S1, 30 day USD SOFR Average + 5.886% 0.567% FRN 12/15/46	180,588	15,908
Series 334, Class S7, 30 day USD SOFR Average + 5.986% 0.667% FRN 8/15/44	75,611	6,918
Federal National Mortgage Association Grantor Trust Series 2017-T1, Class A 2.898% 6/25/27	99,075	93,124
Federal National Mortgage Association Interest STRIPS
Series 409, Class C2, 3.000% 4/25/27	21,863	673
Series 409, Class C13, 3.500% 11/25/41	44,399	6,431
Series 409, Class C18, 4.000% 4/25/42	51,144	8,622
Series 409, Class C22, 4.500% 11/25/39	33,298	5,688
Federal National Mortgage Association REMICS
Series 2013-124, Class SB, 30 day USD SOFR Average + 5.836% 0.515% FRN 12/25/43	176,065	15,221
Series 2016-61, Class BS, 30 day USD SOFR Average + 5.986% 0.665% FRN 9/25/46	58,776	3,226

The accompanying notes are an integral part of the financial statements.
50

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-76, Class SB, 30 day USD SOFR Average + 5.986% 0.665% FRN 10/25/57	$394,147	$37,679
Series 2012-133, Class CS, 30 day USD SOFR Average + 6.036% 0.715% FRN 12/25/42	54,711	6,588
Series 2012-134, Class SK, 30 day USD SOFR Average + 6.036% 0.715% FRN 12/25/42	104,376	11,148
Series 2013-54, Class BS, 30 day USD SOFR Average + 6.036% 0.715% FRN 6/25/43	129,177	12,630
Series 2017-85, Class SC, 30 day USD SOFR Average + 6.086% 0.765% FRN 11/25/47	106,139	8,651
Series 2012-35, Class SC, 30 day USD SOFR Average + 6.386% 1.065% FRN 4/25/42	49,307	5,274
Series 2011-87, Class SG, 30 day USD SOFR Average + 6.436% 1.115% FRN 4/25/40	23,654	194
Series 2011-96, Class SA, 30 day USD SOFR Average + 6.436% 1.115% FRN 10/25/41	101,031	6,907
Series 2012-74, Class SA, 30 day USD SOFR Average + 6.536% 1.215% FRN 3/25/42	23,721	1,249
Series 2005-88, Class IP, 1.522% FRN 10/25/35 (e)	17,298	655
Series 2006-28, Class IP, 1.690% VRN 3/25/36 (e)	22,649	1,314
Series 2021-65, Class JA, 2.000% 1/25/46	71,568	61,682
Series 2020-57, Class TA, 2.000% 4/25/50	192,613	162,552
Series 2020-47, Class GZ, 2.000% 7/25/50	323,345	183,102
Series 2023-2, Class CI, 2.000% 10/25/50	930,845	114,214
Series 2020-97, Class AI, 2.000% 1/25/51	170,796	23,881
Series 2006-59, Class IP, 2.302% FRN 7/25/36 (e)	48,791	2,703
Series 2014-6, Class Z, 2.500% 2/25/44	257,809	216,838
Series 2020-56, Class DI, 2.500% 8/25/50	224,554	36,866
Series 2020-74, Class EI, 2.500% 10/25/50	146,473	25,092
Series 2020-89, Class DI, 2.500% 12/25/50	1,015,464	151,149

	Principal Amount	Value
Series 2021-3, Class QI, 2.500% 2/25/51	$758,097	$113,283
Series 2012-118, Class VZ, 3.000% 11/25/42	126,519	111,987
Series 2006-118, Class IP1, 5.313% FRN 12/25/36 (e)	46,309	3,709
Series 2006-118, Class IP2, 5.313% FRN 12/25/36 (e)	34,542	1,344
Series 2011-59, Class NZ, 5.500% 7/25/41	214,808	218,746
Series 2013-9, Class CB, 5.500% 4/25/42	171,874	172,327
Series 2012-46, Class BA, 6.000% 5/25/42	44,218	44,959
Series 2012-28, Class B, 6.500% 6/25/39	1,947	1,960
Series 2013-9, Class BC, 6.500% 7/25/42	51,909	54,161
Series 2012-51, Class B, 7.000% 5/25/42	36,478	38,526
Federal National Mortgage Association-ACES Series 2020-M36, Class X1 1.448% 9/25/34(e)	1,136,575	81,396
FREMF Mortgage Trust Series 2019-KF58, Class B 30 day USD SOFR Average + 2.264% 7.585% 1/25/26(b)	506,574	501,049
Government National Mortgage Association
Series 2012-144, Class IO, 0.328% VRN 1/16/53 (e)	1,994,926	13,042
Series 2012-135, Class IO, 0.337% VRN 1/16/53 (e)	2,182,011	35,150
Series 2014-186, Class IO, 0.371% VRN 8/16/54 (e)	330,623	3,299
Series 2017-41, Class IO, 0.584% VRN 7/16/58 (e)	489,328	12,833
Series 2021-60, Class IO, 0.826% VRN 5/16/63 (e)	2,238,889	132,359
Series 2022-3, Class B, 1.850% 2/16/61	200,000	103,121
Series 2023-92, Class AH, 2.000% 6/16/64	699,890	526,639
Series 2013-107, Class AD, 2.833% VRN 11/16/47 (e)	144,787	130,674
Series 2022-196, Class BE, 3.000% VRN 10/16/64 (e)	200,000	137,733
Series 2022-220, Class E, 3.000% VRN 10/16/64 (e)	100,000	74,607

The accompanying notes are an integral part of the financial statements.
51

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association REMICS
Series 2013-150, Class IA, 0.000% FRN 11/20/42 (e)	$15,895	$328
Series 2017-H18, Class BI, 0.048% VRN 9/20/67 (e)	2,476,018	105,572
Series 2017-H20, Class IB, 0.252% VRN 10/20/67 (e)	49,448	1,691
Series 2016-135, Class SB, 1 mo. USD Term SOFR + 5.986% 0.659% FRN 10/16/46	94,856	11,084
Series 2016-21, Class ST, 1 mo. USD Term SOFR + 6.036% 0.707% FRN 2/20/46	50,549	4,921
Series 2017-H15, Class KI, 0.837% VRN 7/20/67 (e)	98,473	4,701
Series 2010-85, Class HS, 1 mo. USD Term SOFR + 6.536% 1.207% FRN 1/20/40	1,148	3
Series 2012-H27, Class AI, 1.750% VRN 10/20/62 (e)	159,911	5,087
Series 2020-181, Class WI, 2.000% 12/20/50	1,204,884	131,991
Series 2021-188, Class PA, 2.000% 10/20/51	479,950	399,178
Series 2020-127, Class IN, 2.500% 8/20/50	142,179	19,603
Series 2020-123, Class NI, 2.500% 8/20/50	361,558	49,627
Series 2020-123, Class IL, 2.500% 8/20/50	135,807	18,477
Series 2020-129, Class IE, 2.500% 9/20/50	147,915	20,245
Series 2020-160, Class IH, 2.500% 10/20/50	154,361	21,866
Series 2020-160, Class YI, 2.500% 10/20/50	597,443	81,507
Series 2020-160, Class VI, 2.500% 10/20/50	221,610	30,788
Series 2021-115, Class MI, 2.500% 5/20/51	225,351	24,327
Series 2022-189, Class PT, 2.500% 10/20/51	276,114	228,475
Series 2013-53, Class OI, 3.500% 4/20/43	230,683	25,287
Series 2020-47, Class MI, 3.500% 4/20/50	238,660	42,056
Series 2020-47, Class NI, 3.500% 4/20/50	67,616	12,061
Series 2014-176, Class IA, 4.000% 11/20/44	32,483	5,494

	Principal Amount	Value
Series 2015-167, Class OI, 4.000% 4/16/45	$41,172	$7,205
Series 2016-84, Class IG, 4.500% 11/16/45	188,197	35,087
Series 2018-H07, Class FD, 1 mo. USD Term SOFR + 0.414% 5.744% FRN 5/20/68	123,499	122,657
Series 2010-H28, Class FE, 1 mo. USD Term SOFR + 0.514% 5.844% FRN 12/20/60	42,135	41,949
Series 2020-H13, Class FA, 1 mo. USD Term SOFR + 0.564% 5.894% FRN 7/20/70	123,364	122,028
Series 2020-H13, Class FC, 1 mo. USD Term SOFR + 0.564% 5.894% FRN 7/20/70	46,203	45,705
Series 2011-H08, Class FG, 1 mo. USD Term SOFR + 0.594% 5.924% FRN 3/20/61	36,943	36,823
Series 2011-H09, Class AF, 1 mo. USD Term SOFR + 0.614% 5.944% FRN 3/20/61	20,125	20,062
Series 2020-H09, Class FL, 1 mo. USD Term SOFR + 1.264% 6.594% FRN 5/20/70	363,070	364,971
Series 2020-H09, Class NF, 1 mo. USD Term SOFR + 1.364% 6.694% FRN 4/20/70	96,895	97,557
		8,268,511
Pass-Through Securities — 34.4%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	286,913	235,895
Pool #RB5110 1.500% 5/01/41	637,597	518,842
Pool #RB5117 1.500% 7/01/41	488,190	397,262
Pool #RA4537 1.500% 2/01/51	80,888	61,348
Pool #RB5071 2.000% 9/01/40	59,484	50,249
Pool #SC0093 2.000% 10/01/40	273,885	230,765
Pool #SC0160 2.000% 7/01/41	230,269	194,591
Pool #RB5121 2.000% 8/01/41	160,327	134,484
Pool #RB5125 2.000% 9/01/41	805,163	675,378
Pool #SC0188 2.000% 9/01/41	79,426	67,120
Pool #RB5131 2.000% 10/01/41	163,690	136,947
Pool #SC0206 2.000% 11/01/41	160,288	135,303
Pool #RB0714 2.000% 12/01/41	84,129	70,647
Pool #RB5138 2.000% 12/01/41	249,895	209,068
Pool #SC0313 2.000% 1/01/42	718,774	600,443
Pool #RB5145 2.000% 2/01/42	342,446	286,070
Pool #QK1354 2.000% 2/01/42	85,249	71,214
Pool #SC0384 2.000% 4/01/42	374,522	314,153
Pool #RB5153 2.000% 4/01/42	261,578	218,106

The accompanying notes are an integral part of the financial statements.
52

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SC0319 2.000% 4/01/42	$89,397	$74,791
Pool #RA3882 2.000% 11/01/50	301,526	241,003
Pool #QB4985 2.000% 11/01/50	71,798	57,578
Pool #QB8602 2.000% 2/01/51	71,717	57,983
Pool #QB9087 2.000% 2/01/51	344,049	277,948
Pool #QB9482 2.000% 3/01/51	71,778	57,696
Pool #QC0041 2.000% 3/01/51	73,284	58,906
Pool #QC0160 2.000% 3/01/51	63,162	50,889
Pool #QC0161 2.000% 3/01/51	76,003	61,092
Pool #QB9290 2.000% 3/01/51	238,925	192,722
Pool #SD0573 2.000% 4/01/51	134,527	108,638
Pool #QC0885 2.000% 4/01/51	75,952	61,336
Pool #QC1164 2.000% 4/01/51	68,670	55,390
Pool #SD0745 2.000% 11/01/51	84,494	67,917
Pool #840698 5 yr. CMT + 1.285% 2.107% FRN 3/01/47	16,729	15,710
Pool #RB5149 2.500% 3/01/42	85,572	74,067
Pool #RB5154 2.500% 4/01/42	87,331	75,589
Pool #SD7521 2.500% 7/01/50	255,563	215,892
Pool #SD7525 2.500% 10/01/50	133,569	112,793
Pool #QB5092 2.500% 11/01/50	140,122	118,327
Pool #QB5093 2.500% 11/01/50	73,245	61,669
Pool #RA3913 2.500% 11/01/50	415,711	351,050
Pool #RA4175 2.500% 12/01/50	352,826	296,182
Pool #RA4142 2.500% 12/01/50	69,516	58,703
Pool #QC0165 2.500% 3/01/51	70,724	59,811
Pool #QC5830 2.500% 8/01/51	164,701	138,620
Pool #QC6551 2.500% 9/01/51	82,064	68,992
Pool #QC7411 2.500% 9/01/51	85,372	71,692
Pool #SD2991 2.500% 9/01/51	92,890	78,209
Pool #SD1751 2.500% 10/01/51	176,640	148,392
Pool #SD7548 2.500% 11/01/51	830,402	699,681
Pool #SD0849 2.500% 1/01/52	83,660	70,281
Pool #RA6562 2.500% 1/01/52	164,364	138,593
Pool #SD7552 2.500% 1/01/52	426,503	357,898
Pool #QD6079 2.500% 2/01/52	85,722	71,960
Pool #QD8675 2.500% 3/01/52	86,863	72,864
Pool #SD1749 2.500% 4/01/52	270,503	226,399
Pool #SD7554 2.500% 4/01/52	1,128,069	946,965
Pool #841077 1 yr. USD RFUCCT + 1.619% 2.875% FRN 11/01/47	104,670	101,079
Pool #RB5166 3.000% 7/01/42	88,574	78,815
Pool #SC0340 3.000% 9/01/42	180,096	160,252
Pool #ZT1257 3.000% 1/01/46	128,934	116,010
Pool #G67701 3.000% 10/01/46	517,014	458,378
Pool #G60985 3.000% 5/01/47	1,035,506	917,419
Pool #SD7509 3.000% 11/01/49	44,313	38,890
Pool #QC9154 3.000% 10/01/51	87,238	76,126
Pool #SD0781 3.000% 11/01/51	77,877	67,398
Pool #QD7333 3.000% 2/01/52	90,387	78,478

	Principal Amount	Value
Pool #RA6954 3.000% 3/01/52	$87,971	$76,326
Pool #QE0399 3.000% 4/01/52	174,983	151,478
Pool #841076 1 yr. USD RFUCCT + 1.627% 3.007% FRN 11/01/48	397,560	377,937
Pool #841081 1 yr. USD RFUCCT + 1.621% 3.096% FRN 2/01/50	168,881	160,500
Pool #ZS9316 3.500% 1/01/38	236,368	223,023
Pool #Q41209 3.500% 6/01/46	111,011	101,681
Pool #SD1549 3.500% 4/01/52	268,221	240,902
Pool #SD1936 3.500% 6/01/52	275,303	247,176
Pool #Q19135 4.000% 6/01/43	20,556	19,653
Pool #Q19236 4.000% 6/01/43	14,684	14,021
Pool #Q19615 4.000% 7/01/43	20,174	19,274
Pool #Q19985 4.000% 7/01/43	613,069	585,529
Pool #C09071 4.000% 2/01/45	112,833	106,977
Pool #G67713 4.000% 6/01/48	427,579	404,187
Pool #SD2866 4.000% 7/01/49	93,095	87,483
Pool #RA7185 4.000% 4/01/52	344,933	322,281
Pool #RA7186 4.000% 4/01/52	255,610	239,064
Pool #SD7560 4.000% 2/01/53	276,171	259,071
Pool #U92272 4.500% 12/01/43	2,273	2,216
Pool #SD2792 4.500% 3/01/47	87,743	85,814
Pool #SD1143 4.500% 9/01/50	77,743	75,066
Pool #SD0615 4.500% 1/01/51	82,340	79,736
Pool #SD1807 4.500% 7/01/52	91,820	88,170
Pool #SD8245 4.500% 9/01/52	2,713,424	2,584,377
Pool #SD8257 4.500% 10/01/52	1,910,076	1,819,236
Pool #SD2394 4.500% 11/01/52	91,951	87,664
Pool #SD1775 4.500% 11/01/52	184,201	176,822
Pool #SD2355 4.500% 12/01/52	92,349	88,044
Pool #SD1305 5.000% 7/01/52	400,308	392,785
Pool #QF5465 5.000% 12/01/52	91,657	89,783
Pool #SD2374 5.000% 1/01/53	92,709	90,813
Pool #SD2591 5.000% 3/01/53	185,617	182,709
Pool #RA8790 5.000% 4/01/53	194,105	189,790
Pool #RA8694 5.000% 4/01/53	188,949	186,343
Pool #SD3722 5.000% 5/01/53	93,742	92,303
Pool #SD8268 5.500% 11/01/52	6,277,189	6,262,083
Pool #SD2245 5.500% 12/01/52	93,020	92,941
Pool #SD2138 5.500% 1/01/53	95,309	95,317
Pool #SD2723 5.500% 3/01/53	93,221	93,259
Pool #SD2511 5.500% 4/01/53	93,686	93,476
Pool #QF9985 5.500% 4/01/53	94,907	94,610
Pool #QG1295 5.500% 4/01/53	95,619	95,442
Pool #SD2763 5.500% 4/01/53	91,698	91,319
Pool #SD2762 5.500% 5/01/53	191,339	191,536
Pool #SD2756 5.500% 5/01/53	92,252	92,189
Pool #SD3171 5.500% 6/01/53	93,168	93,031
Pool #QG7311 5.500% 7/01/53	96,418	96,472
Pool #RA9437 5.500% 7/01/53	96,617	96,536

The accompanying notes are an integral part of the financial statements.
53

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD3475 5.500% 8/01/53	$190,240	$189,960
Pool #QG8471 5.500% 8/01/53	94,761	94,415
Pool #SD4365 5.500% 9/01/53	97,673	97,712
Pool #QF4924 6.000% 12/01/52	79,009	80,661
Pool #SD3432 6.000% 7/01/53	93,611	95,145
Pool #SD3642 6.000% 9/01/53	192,429	196,942
Pool #SD3737 6.000% 9/01/53	98,615	100,034
Pool #G06669 6.500% 9/01/39	7,239	7,602
Pool #G07509 6.500% 9/01/39	6,915	7,301
Pool #QF6690 6.500% 1/01/53	74,266	76,111
Pool #SD2452 6.500% 2/01/53	90,066	92,793
Pool #RA8904 6.500% 4/01/53	171,611	176,807
Pool #RA9081 6.500% 5/01/53	91,853	94,778
Pool #SD2981 6.500% 5/01/53	180,550	185,199
Pool #G07335 7.000% 3/01/39	15,171	16,252
Federal National Mortgage Association
Pool #MA4473 1.500% 11/01/41	252,991	204,921
Pool #MA4519 1.500% 1/01/42	86,014	69,671
Pool #MA4236 1.500% 1/01/51	161,501	122,033
Pool #MA4280 1.500% 3/01/51	288,025	217,367
Pool #CA7422 2.000% 10/01/40	275,344	231,993
Pool #MA4422 2.000% 9/01/41	80,232	67,299
Pool #MA4474 2.000% 11/01/41	82,309	68,862
Pool #MA4501 2.000% 12/01/41	502,493	420,397
Pool #MA4540 2.000% 2/01/42	169,896	141,926
Pool #MA4586 2.000% 4/01/42	87,214	72,720
Pool #FS7180 2.000% 5/01/42	99,313	82,808
Pool #FS4613 2.000% 5/01/42	93,897	78,761
Pool #FS5191 2.000% 8/01/42	190,427	159,078
Pool #FS7170 2.000% 8/01/42	99,423	83,397
Pool #BQ0254 2.000% 8/01/50	63,894	51,658
Pool #BQ1528 2.000% 9/01/50	62,088	50,198
Pool #CA7023 2.000% 9/01/50	143,413	114,829
Pool #CA7224 2.000% 10/01/50	142,991	114,491
Pool #CA7225 2.000% 10/01/50	71,265	57,061
Pool #BR2641 2.000% 2/01/51	72,701	58,733
Pool #BR2643 2.000% 2/01/51	67,540	54,479
Pool #BR2644 2.000% 2/01/51	66,675	53,636
Pool #BR2664 2.000% 2/01/51	270,475	218,509
Pool #BR3256 2.000% 2/01/51	67,710	54,785
Pool #BR3257 2.000% 2/01/51	69,640	56,303
Pool #BR4052 2.000% 2/01/51	73,923	59,235
Pool #BR3286 2.000% 3/01/51	73,054	59,018
Pool #BR4722 2.000% 3/01/51	69,262	55,673
Pool #BR4753 2.000% 3/01/51	77,906	62,841
Pool #BR4756 2.000% 3/01/51	67,129	53,959
Pool #BR5487 2.000% 3/01/51	77,588	62,366
Pool #BR5587 2.000% 3/01/51	77,837	62,712
Pool #BR5633 2.000% 3/01/51	77,564	62,347

	Principal Amount	Value
Pool #FM6343 2.000% 3/01/51	$79,754	$64,107
Pool #BQ9453 2.000% 3/01/51	153,899	124,138
Pool #FM6418 2.000% 3/01/51	76,228	61,606
Pool #BR7745 2.000% 4/01/51	71,198	57,430
Pool #BR7744 2.000% 4/01/51	71,752	57,921
Pool #BR8478 2.000% 4/01/51	77,813	62,814
Pool #BR8518 2.000% 4/01/51	72,705	58,645
Pool #FS4269 2.000% 10/01/51	188,134	151,341
Pool #FS0349 2.000% 1/01/52	86,694	69,414
Pool #FS1014 2.000% 2/01/52	84,636	67,952
Pool #FS1015 2.000% 2/01/52	263,016	211,085
Pool #FS1112 2.000% 3/01/52	171,800	138,309
Pool #FS4314 2.000% 3/01/52	93,595	74,940
Pool #MA2749 2.500% 9/01/36	36,948	33,643
Pool #FM3123 2.500% 3/01/38	359,401	325,231
Pool #MA4177 2.500% 11/01/40	57,153	50,076
Pool #CA9358 2.500% 3/01/41	74,232	65,226
Pool #CB0100 2.500% 4/01/41	153,978	135,489
Pool #FS0697 2.500% 2/01/42	163,468	143,533
Pool #FS0995 2.500% 3/01/42	84,984	74,275
Pool #MA4571 2.500% 3/01/42	84,422	73,071
Pool #MA4587 2.500% 4/01/42	86,868	75,189
Pool #FS4471 2.500% 9/01/42	93,043	80,824
Pool #BK2620 2.500% 6/01/50	59,302	49,837
Pool #FM4577 2.500% 10/01/50	187,656	157,647
Pool #BM6623 2.500% 10/01/50	87,078	69,629
Pool #CA7257 2.500% 10/01/50	71,116	59,877
Pool #FM5313 2.500% 10/01/50	77,917	65,140
Pool #BQ5876 2.500% 11/01/50	77,455	65,214
Pool #FM4899 2.500% 11/01/50	149,985	126,140
Pool #BQ8435 2.500% 12/01/50	54,878	46,153
Pool #BQ8482 2.500% 12/01/50	52,258	43,950
Pool #FM6460 2.500% 3/01/51	145,708	122,862
Pool #FM7675 2.500% 6/01/51	193,527	163,062
Pool #FM7676 2.500% 6/01/51	80,320	67,475
Pool #FM7900 2.500% 7/01/51	156,580	131,540
Pool #BT3303 2.500% 8/01/51	78,495	66,065
Pool #CB1301 2.500% 8/01/51	641,147	536,212
Pool #FS0024 2.500% 9/01/51	73,488	62,057
Pool #FM8864 2.500% 10/01/51	157,448	132,368
Pool #FS0434 2.500% 11/01/51	81,388	68,830
Pool #FS1104 2.500% 11/01/51	81,875	69,037
Pool #BU2599 2.500% 1/01/52	83,209	69,850
Pool #FS0366 2.500% 1/01/52	83,511	70,522
Pool #FS0424 2.500% 1/01/52	83,891	70,423
Pool #BV3089 2.500% 2/01/52	82,127	68,891
Pool #FS0523 2.500% 2/01/52	87,202	73,039
Pool #FS0551 2.500% 2/01/52	85,845	72,063
Pool #FS0549 2.500% 2/01/52	263,255	220,086

The accompanying notes are an integral part of the financial statements.
54

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB3044 2.500% 3/01/52	$88,659	$74,259
Pool #FS3368 2.500% 3/01/52	455,117	380,060
Pool #BF0560 2.500% 9/01/61	86,778	69,497
Pool #AM8674 2.810% 4/01/25	50,000	48,668
Pool #MA2320 3.000% 7/01/35	33,341	31,053
Pool #MA2523 3.000% 2/01/36	227,026	211,021
Pool #MA2579 3.000% 4/01/36	164,177	152,602
Pool #MA2773 3.000% 10/01/36	475,621	440,604
Pool #MA4632 3.000% 6/01/42	177,422	157,872
Pool #AQ7306 3.000% 1/01/43	22,900	20,238
Pool #AR1202 3.000% 1/01/43	30,472	26,838
Pool #AR7399 3.000% 6/01/43	17,381	15,615
Pool #AS0038 3.000% 7/01/43	38,320	34,430
Pool #AU6735 3.000% 10/01/43	23,649	21,235
Pool #BC1509 3.000% 8/01/46	30,794	27,189
Pool #AS7844 3.000% 9/01/46	54,680	48,279
Pool #BC2817 3.000% 9/01/46	40,411	35,680
Pool #BD8104 3.000% 10/01/46	147,752	130,733
Pool #AL9397 3.000% 10/01/46	62,244	54,899
Pool #BM1565 3.000% 4/01/47	569,045	503,498
Pool #FM8576 3.000% 2/01/50	70,927	62,557
Pool #FM4311 3.000% 8/01/50	65,363	57,058
Pool #CA7531 3.000% 10/01/50	70,882	62,075
Pool #FM8577 3.000% 8/01/51	148,460	130,432
Pool #FS0037 3.000% 8/01/51	70,618	61,932
Pool #FM8648 3.000% 9/01/51	76,089	66,231
Pool #CB1878 3.000% 10/01/51	160,561	139,207
Pool #FM9464 3.000% 11/01/51	159,880	139,666
Pool #FS0034 3.000% 12/01/51	82,129	72,001
Pool #FS0240 3.000% 1/01/52	81,414	71,451
Pool #FS0331 3.000% 1/01/52	84,996	73,851
Pool #BU1421 3.000% 1/01/52	174,261	151,901
Pool #CB2664 3.000% 1/01/52	509,024	441,802
Pool #FS1171 3.000% 1/01/52	416,696	360,104
Pool #FS1074 3.000% 3/01/52	423,881	371,214
Pool #FS1289 3.000% 3/01/52	83,117	72,972
Pool #FS1374 3.000% 3/01/52	26,525	22,840
Pool #FS0751 3.000% 3/01/52	169,568	147,122
Pool #CB3234 3.000% 4/01/52	174,916	151,980
Pool #CB3833 3.000% 6/01/52	90,133	78,194
Pool #MA2110 3.500% 12/01/34	49,567	47,155
Pool #MA2138 3.500% 1/01/35	25,442	24,204
Pool #FM5754 3.500% 3/01/37	43,649	41,444
Pool #890827 3.500% 12/01/37	35,818	33,795
Pool #FM0068 3.500% 2/01/40	182,410	171,199
Pool #FM0071 3.500% 2/01/40	36,544	34,298
Pool #MA1177 3.500% 9/01/42	15,170	13,925
Pool #MA1213 3.500% 10/01/42	92,864	85,241
Pool #AL3026 3.500% 12/01/42	28,895	26,778

	Principal Amount	Value
Pool #AS6541 3.500% 1/01/46	$77,177	$70,890
Pool #AL9546 3.500% 11/01/46	144,656	133,007
Pool #MA3210 3.500% 12/01/47	255,356	232,399
Pool #FM3773 3.500% 11/01/48	341,613	312,504
Pool #FS5059 3.500% 11/01/48	835,632	764,949
Pool #FM7100 3.500% 6/01/50	54,131	49,265
Pool #FS1240 3.500% 12/01/51	82,780	74,609
Pool #FS1237 3.500% 12/01/51	80,269	72,795
Pool #CB2680 3.500% 1/01/52	82,349	74,219
Pool #FS1462 3.500% 1/01/52	83,912	76,074
Pool #FS2296 3.500% 1/01/52	83,424	75,135
Pool #BV5395 3.500% 4/01/52	77,989	70,777
Pool #FS1092 3.500% 4/01/52	256,451	230,970
Pool #FS1454 3.500% 4/01/52	86,350	77,821
Pool #FS1555 3.500% 4/01/52	87,142	78,675
Pool #CB3282 3.500% 4/01/52	172,080	154,554
Pool #FS2707 3.500% 4/01/52	178,222	160,070
Pool #BV8546 3.500% 5/01/52	84,131	76,115
Pool #FS1556 3.500% 5/01/52	350,574	317,277
Pool #FS1603 3.500% 5/01/52	87,681	78,809
Pool #FS3339 3.500% 6/01/52	271,416	243,687
Pool #AK8441 4.000% 4/01/42	12,736	12,174
Pool #AO2711 4.000% 5/01/42	9,679	9,237
Pool #AO6086 4.000% 6/01/42	18,176	17,348
Pool #AP0692 4.000% 7/01/42	13,720	13,125
Pool #AP5333 4.000% 7/01/42	139,538	133,082
Pool #AP2530 4.000% 8/01/42	14,695	14,035
Pool #AP4903 4.000% 9/01/42	22,319	21,330
Pool #AP7399 4.000% 9/01/42	34,912	33,303
Pool #AP9229 4.000% 10/01/42	6,692	6,382
Pool #AP9766 4.000% 10/01/42	52,806	50,182
Pool #MA1217 4.000% 10/01/42	67,361	64,090
Pool #AQ3599 4.000% 11/01/42	15,631	14,911
Pool #MA1253 4.000% 11/01/42	40,858	38,864
Pool #AQ7003 4.000% 12/01/42	25,760	24,615
Pool #AQ4555 4.000% 12/01/42	26,063	24,870
Pool #AQ7082 4.000% 1/01/43	33,331	31,831
Pool #AL3508 4.000% 4/01/43	21,209	20,232
Pool #AQ4078 4.000% 6/01/43	20,031	19,148
Pool #AQ4080 4.000% 6/01/43	13,897	13,283
Pool #AT8394 4.000% 6/01/43	22,829	21,783
Pool #AB9683 4.000% 6/01/43	30,570	29,170
Pool #AT9637 4.000% 7/01/43	60,631	57,838
Pool #AT9653 4.000% 7/01/43	46,574	44,432
Pool #AT9657 4.000% 7/01/43	36,214	34,546
Pool #AS0070 4.000% 8/01/43	19,059	18,096
Pool #MA1547 4.000% 8/01/43	21,665	20,573
Pool #FM3049 4.000% 4/01/44	195,994	186,925
Pool #AS4347 4.000% 1/01/45	35,844	34,019

The accompanying notes are an integral part of the financial statements.
55

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA2472 4.000% 10/01/48	$83,969	$78,592
Pool #CB3320 4.000% 4/01/52	141,833	132,519
Pool #MA4626 4.000% 6/01/52	12,353,582	11,465,132
Pool #BF0104 4.000% 2/01/56	70,896	65,500
Pool #BF0183 4.000% 1/01/57	40,426	37,336
Pool #BF0191 4.000% 6/01/57	68,622	63,156
Pool #MA0706 4.500% 4/01/31	7,817	7,714
Pool #MA0734 4.500% 5/01/31	27,718	27,353
Pool #MA0776 4.500% 6/01/31	9,286	9,164
Pool #MA0913 4.500% 11/01/31	6,941	6,845
Pool #MA0939 4.500% 12/01/31	7,218	7,118
Pool #MA1591 4.500% 9/01/43	40,104	39,025
Pool #MA1629 4.500% 10/01/43	34,016	33,101
Pool #MA1664 4.500% 11/01/43	16,606	16,162
Pool #MA1711 4.500% 12/01/43	37,421	36,424
Pool #AL4741 4.500% 1/01/44	14,986	14,588
Pool #890604 4.500% 10/01/44	169,762	165,826
Pool #AS4271 4.500% 1/01/45	20,180	19,787
Pool #CA2047 4.500% 7/01/48	151,816	147,300
Pool #FM1263 4.500% 7/01/49	38,701	37,477
Pool #FS3589 4.500% 1/01/50	372,208	363,987
Pool #CA5379 4.500% 3/01/50	158,580	153,479
Pool #FS4480 4.500% 3/01/50	88,564	86,373
Pool #MA4031 4.500% 5/01/50	65,637	63,238
Pool #FS0067 4.500% 9/01/51	66,847	64,566
Pool #MA4733 4.500% 9/01/52	3,881,978	3,697,356
Pool #FS2914 4.500% 9/01/52	90,762	87,268
Pool #FS3813 4.500% 11/01/52	86,746	82,729
Pool #FS3977 4.500% 11/01/52	92,865	88,536
Pool #FS3836 4.500% 1/01/53	92,622	88,304
Pool #CB5892 4.500% 3/01/53	56,700	54,039
Pool #CB6030 4.500% 4/01/53	38,336	36,537
Pool #BF0148 4.500% 4/01/56	323,233	309,564
Pool #BF0222 4.500% 9/01/57	340,392	324,948
Pool #BF0301 4.500% 8/01/58	34,289	32,734
Pool #BF0338 4.500% 1/01/59	82,733	78,876
Pool #310088 5.000% 6/01/38	16,535	16,639
Pool #FS4570 5.000% 12/01/47	174,901	175,745
Pool #CB3880 5.000% 6/01/52	83,963	82,858
Pool #BW0048 5.000% 7/01/52	83,124	81,610
Pool #CB4103 5.000% 7/01/52	172,131	171,263
Pool #MA4785 5.000% 10/01/52	1,472,810	1,437,858
Pool #BW9916 5.000% 10/01/52	92,362	90,211
Pool #MA4806 5.000% 11/01/52	6,980,291	6,818,566
Pool #FS3249 5.000% 11/01/52	87,070	85,080
Pool #FS3941 5.000% 2/01/53	93,657	91,768
Pool #FS5155 5.000% 7/01/53	186,848	185,555
Pool #995072 5.500% 8/01/38	9,554	9,817
Pool #CB5108 5.500% 11/01/52	184,725	184,742

	Principal Amount	Value
Pool #FS3672 5.500% 2/01/53	$190,684	$191,655
Pool #FS4166 5.500% 4/01/53	93,648	93,452
Pool #BY0903 5.500% 4/01/53	95,169	94,880
Pool #FS4979 5.500% 5/01/53	92,744	92,419
Pool #CB6322 5.500% 5/01/53	94,383	94,421
Pool #FS4805 5.500% 5/01/53	96,455	96,578
Pool #FS5647 5.500% 7/01/53	95,456	95,450
Pool #FS6451 5.500% 8/01/53	197,165	197,245
Pool #CB7114 5.500% 9/01/53	387,522	386,105
Pool #BF0141 5.500% 9/01/56	354,105	358,785
Pool #481473 6.000% 2/01/29	7	7
Pool #FS4000 6.000% 7/01/41	85,271	88,214
Pool #CB5316 6.000% 12/01/52	87,279	88,644
Pool #FS3411 6.000% 1/01/53	85,204	86,643
Pool #FS4132 6.000% 3/01/53	93,680	94,802
Pool #FS4573 6.000% 5/01/53	185,986	188,721
Pool #CB6540 6.000% 6/01/53	283,746	288,982
Pool #FS5306 6.000% 7/01/53	94,276	96,782
Pool #CB6753 6.000% 7/01/53	282,889	287,137
Pool #AL4324 6.500% 5/01/40	45,033	47,501
Pool #CB5497 6.500% 1/01/53	88,549	91,369
Pool #BX7702 6.500% 2/01/53	83,625	86,157
Pool #FS6779 6.500% 12/01/53	95,148	97,851
Pool #CB8226 6.500% 3/01/54 (h)	100,000	102,590
Pool #FS7624 6.500% 3/01/54 (h)	100,000	102,903
Pool #AE0758 7.000% 2/01/39	23,849	25,470
Government National Mortgage Association
Pool #783669 3.000% 9/15/42	123,522	111,829
Pool #AB2892 3.000% 9/15/42	69,703	63,070
Pool #AA5649 3.000% 9/15/42	65,340	59,073
Pool #AB9108 3.000% 10/15/42	480,826	434,596
Pool #AB9109 3.000% 10/15/42	41,549	37,564
Pool #AB9207 3.000% 11/15/42	35,738	32,311
Pool #784571 3.500% 6/15/48	147,119	136,036
Pool #BS8439 3.500% 5/15/50	119,348	109,490
Pool #487588 6.000% 4/15/29	444	448
Pool #595077 6.000% 10/15/32	152	155
Pool #604706 6.000% 10/15/33	22,115	22,570
Pool #636251 6.000% 3/15/35	3,269	3,345
Pool #782034 6.000% 1/15/36	22,918	23,438
Pool #658029 6.000% 7/15/36	6,407	6,571
Government National Mortgage Association II
Pool #MA6930 2.000% 10/20/50 (h)	776,154	636,393
Pool #MA7051 2.000% 12/20/50	878,764	720,526
Pool #MA7135 2.000% 1/20/51	549,613	450,474
Pool #MA7192 2.000% 2/20/51	1,662,130	1,362,313
Pool #786726 2.000% 3/20/51	282,117	224,572
Pool #BS8546 2.500% 12/20/50	69,535	58,269
Pool #MA7136 2.500% 1/20/51	59,170	50,526

The accompanying notes are an integral part of the financial statements.
56

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA7312 2.500% 4/20/51 (h)	$684,297	$583,051
Pool #785565 2.500% 6/20/51	159,898	134,491
Pool #MA7472 2.500% 7/20/51	153,760	130,914
Pool #785558 2.500% 7/20/51	78,444	65,906
Pool #MA7534 2.500% 8/20/51	626,471	533,585
Pool #785568 2.500% 8/20/51	237,996	200,180
Pool #MA7589 2.500% 9/20/51	717,676	611,268
Pool #785657 2.500% 10/20/51	492,860	414,548
Pool #785663 2.500% 10/20/51	161,978	136,240
Pool #785667 2.500% 10/20/51	165,203	138,953
Pool #785762 2.500% 11/20/51	84,954	71,455
Pool #785791 2.500% 12/20/51	165,674	139,194
Pool #785789 2.500% 12/20/51	82,662	69,528
Pool #785821 2.500% 12/20/51	171,454	144,211
Pool #MA4068 3.000% 11/20/46	17,164	15,377
Pool #MA7590 3.000% 9/20/51	596,084	526,198
Pool #CJ9477 3.000% 1/20/52	250,425	218,952
Pool #785944 3.000% 2/20/52	85,013	74,488
Pool #786150 3.000% 3/20/52	264,529	231,200
Pool #786843 3.000% 3/20/52	189,566	165,860
Pool #786095 3.000% 4/20/52	87,553	75,154
Pool #786134 3.000% 4/20/52	79,157	68,936
Pool #MA1995 3.500% 6/20/44	43,327	40,183
Pool #MA2678 3.500% 3/20/45	18,671	17,311
Pool #784106 3.500% 1/20/46	49,281	45,613
Pool #MA3597 3.500% 4/20/46	77,571	71,750
Pool #BC4732 3.500% 10/20/47	169,557	155,030
Pool #BD0384 3.500% 10/20/47	125,297	114,562
Pool #784894 3.500% 2/20/48	194,754	177,704
Pool #MA5465 3.500% 9/20/48	123,512	113,510
Pool #MA5594 3.500% 11/20/48	155,263	142,592
Pool #784825 3.500% 10/20/49	38,463	34,531
Pool #BM7534 3.500% 2/20/50	55,406	50,088
Pool #MA6711 3.500% 6/20/50	295,754	271,062
Pool #MA6997 3.500% 11/20/50	364,859	334,170
Pool #786216 3.500% 6/20/52	89,478	80,386
Pool #MA4511 4.000% 6/20/47	475,422	450,304
Pool #MA4720 4.000% 9/20/47	311,930	295,060
Pool #MA5078 4.000% 3/20/48	256,487	242,616
Pool #MA5763 4.000% 2/20/49	106,803	100,960
Pool #BM9734 4.000% 10/20/49	28,898	27,137
Pool #BM9743 4.000% 11/20/49	33,585	31,538
Pool #BS1728 4.000% 1/20/50	34,625	32,514
Pool #BS1742 4.000% 2/20/50	30,214	28,373
Pool #BS1757 4.000% 3/20/50	29,370	27,552
Pool #BS8420 4.000% 4/20/50	118,069	110,761
Pool #CK9592 4.000% 6/20/52	88,460	82,653

	Principal Amount	Value
Pool #786429 4.000% 6/20/52	$91,583	$85,971
Pool #783298 4.500% 4/20/41	69,257	67,800
Pool #783368 4.500% 7/20/41	10,374	10,156
Pool #MA4654 4.500% 8/20/47	104,999	102,629
Pool #MA5138 4.500% 4/20/48	158,090	154,028
Pool #MA5193 4.500% 5/20/48	160,045	155,833
Pool #MA5265 4.500% 6/20/48	216,651	210,814
Pool #MA5331 4.500% 7/20/48	34,815	33,877
Pool #MA5711 4.500% 1/20/49	69,903	67,866
Pool #MA5764 4.500% 2/20/49	87,659	85,105
Pool #MA5818 4.500% 3/20/49	262,763	255,108
Pool #786366 4.500% 8/20/52	182,872	176,402
Pool #786335 4.500% 9/20/52	181,670	174,845
Pool #MA7534 5.000% 7/20/40	42,975	43,042
Pool #MA5194 5.000% 5/20/48	18,005	17,975
Pool #MA5530 5.000% 10/20/48	73,153	72,668
Pool #MA5597 5.000% 11/20/48	36,146	35,906
Pool #MA5653 5.000% 12/20/48	44,110	43,818
Pool #MA5712 5.000% 1/20/49	196,050	194,690
Pool #MA5878 5.000% 4/20/49	17,813	17,695
Pool #MA6287 5.000% 11/20/49	15,545	15,491
Pool #MA6413 5.000% 1/20/50	35,054	34,932
Pool #MA8202 5.000% 8/20/52	991,608	976,361
Pool #786340 5.000% 9/20/52	93,047	92,285
Pool #MA8348 5.000% 10/20/52	91,653	90,215
Pool #MA8428 5.000% 11/20/52	278,275	273,714
Pool #MA8490 5.000% 12/20/52	279,167	274,504
Pool #786474 5.000% 1/20/53	185,028	183,051
Pool #MA8647 5.000% 2/20/53	3,959,912	3,895,005
Pool #MA8725 5.000% 3/20/53	3,997,872	3,936,092
Pool #786709 5.000% 5/20/53	94,992	93,977
Pool #MA8947 5.000% 6/20/53	2,166,363	2,129,500
Pool #787058 5.000% 8/20/53	384,884	380,410
Pool #MA8429 5.500% 11/20/52	272,549	272,613
Pool #MA8648 5.500% 2/20/53	1,625,196	1,625,578
Pool #786535 5.500% 2/20/53	95,074	96,107
Pool #MA8726 5.500% 3/20/53	280,117	280,096
Pool #MA8801 5.500% 4/20/53	5,091,002	5,090,608
Pool #MA8879 5.500% 5/20/53	4,429,875	4,429,532
Pool #MA8948 5.500% 6/20/53	1,415,720	1,415,611
Pool #786831 5.500% 7/20/53	96,941	97,993
Pool #786835 5.500% 8/20/53	196,130	197,769
Pool #786916 5.500% 8/20/53	491,500	495,609
Pool #MA9171 5.500% 9/20/53	4,199,177	4,197,212
Pool #MA9241 5.500% 10/20/53	3,690,656	3,687,776
Pool #MA9488 5.500% 2/20/54	2,545,348	2,544,157
Pool #786963 6.000% 9/20/53	383,667	393,229
Pool #787228 6.000% 1/20/54	197,459	202,732

The accompanying notes are an integral part of the financial statements.
57

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #786928 6.500% 9/20/53	$97,305	$101,640
Pool #787236 6.500% 1/20/54	99,888	102,934
Government National Mortgage Association II, TBA
3.000% 4/20/54 (h)	100,000	88,202
4.000% 4/20/54 (h)	200,000	187,172
4.500% 4/20/54 (h)	500,000	480,404
5.000% 4/20/54 (h)	200,000	196,592
5.500% 4/20/54 (h)	500,000	499,706
Uniform Mortgage-Backed Security, TBA
3.000% 4/01/54 (h)	800,000	688,438
4.500% 4/01/54 (h)	800,000	761,781
5.000% 4/01/54 (h)	900,000	878,414
6.000% 4/01/54 (h)	100,000	100,949
		136,917,298
Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2024-DNA1, Class M2, 30 day USD SOFR Average + 1.950% 7.270% FRN 2/25/44 (b)	340,000	340,608
Series 2023-DNA2, Class M1A, 30 day USD SOFR Average + 2.100% 7.420% FRN 4/25/43 (b)	239,640	243,951
Series 2021-DNA6, Class B1, 30 day USD SOFR Average + 3.400% 8.720% FRN 10/25/41 (b)	260,000	269,038
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750% 9.070% FRN 2/25/42 (b)	120,000	126,225
Series 2022-DNA3, Class B1, 30 day USD SOFR Average + 5.650% 10.970% FRN 4/25/42 (b)	120,000	130,398
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500% 7.820% FRN 10/25/43 (b)	200,000	204,997
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.271% FRN 6/25/42 (b)	235,590	242,306
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100% 8.420% FRN 3/25/42 (b)	680,000	706,302
		2,263,825
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $154,018,908)		147,449,634

	Principal Amount	Value
U.S. Treasury Obligations — 22.7%
U.S. Treasury Bonds & Notes — 22.7%
U.S. Treasury Bonds
2.000% 11/15/41	$ 160,000	$ 112,236

2.000% 2/15/50	410,000	256,857
2.375% 5/15/51	730,000	495,699
2.875% 5/15/49	210,000	159,737
3.000% 2/15/48	16,000	12,514
3.000% 2/15/49	800,000	623,562
3.000% 8/15/52	23,920,000	18,582,324
3.625% 2/15/44	20,000	17,748
3.875% 2/15/43	80,000	73,968
4.000% 11/15/42	240,000	226,121
4.125% 8/15/53	570,000	548,048
4.375% 8/15/43	170,000	168,059
4.500% 2/15/44 (c)	20,000	20,138
4.750% 11/15/43	1,740,000	1,805,484
4.750% 11/15/53	2,500,000	2,668,750
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.169% 5.469% FRN 4/30/25	10,980,000	10,981,522
3 mo. Treasury money market yield + 0.170% 5.470% FRN 10/31/25	10,740,000	10,737,486
U.S. Treasury Inflation-Indexed Notes
1.125% 1/15/33	1,831,348	1,717,460
U.S. Treasury Notes
3.750% 12/31/28	210,000	205,594
3.875% 8/15/33	37,620,000	36,642,873
4.000% 1/31/31	270,000	266,548
4.000% 2/15/34	310,000	304,866
4.125% 8/31/30	20,000	19,881
4.250% 2/28/29	220,000	220,351
4.250% 2/28/31	1,550,000	1,553,239
4.375% 8/31/28	20,000	20,085
4.375% 11/30/30	1,020,000	1,028,647
4.625% 2/28/26 (c)	40,000	39,967
4.750% 7/31/25	60,000	59,893
U.S. Treasury STRIPS Principal
0.000% 5/15/49 (c)	1,450,000	478,990
		90,048,647
TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,894,543)		90,048,647
TOTAL BONDS & NOTES (Cost $405,403,751)		386,545,610

The accompanying notes are an integral part of the financial statements.
58

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $186,621)		$118,128
TOTAL LONG-TERM INVESTMENTS (Cost $405,590,372)		386,663,738

Number of Shares
Short-Term Investments — 2.3%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	2,693,965	2,693,965

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (j)	$6,385,643	6,385,643
TOTAL SHORT-TERM INVESTMENTS (Cost $9,079,608)		9,079,608
TOTAL INVESTMENTS — 99.6% (Cost $414,669,980) (k)		395,743,346
Other Assets/(Liabilities) — 0.4%		1,477,189
NET ASSETS — 100.0%		$397,220,535

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MTA	Monthly Treasury Average Index
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $46,439,227 or 11.69% of net assets.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $2,858,448 or 0.72% of net assets. The Fund received $225,828 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Security is perpetual and has no stated maturity date.
(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.

(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)
Maturity value of $6,386,778. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $6,513,499.

(k)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
59

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)
(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put AUD Call	BNP Paribas SA*	4/17/24	0.67	1,865,666	USD 1,865,666	$1,119	$ 20,821	$ (19,702)
USD Put JPY Call	BNP Paribas SA*	4/18/24	143.42	2,020,000	USD 2,020,000	606	23,533	(22,927)
						$1,725	$ 44,354	$ (42,629)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 5 Year Future	4/05/24	107.50	70	USD 7,491,094	$7,657	$8,442	$(785)
U.S. Treasury Note 5 Year Future	4/05/24	107.75	35	USD 3,745,547	2,188	2,303	(115)
U.S. Treasury Note 6-7 Year Future	4/05/24	111.50	150	USD 16,619,531	21,094	21,353	(259)
U.S. Treasury Note 5 Year Future	4/26/24	108.00	68	USD 7,277,063	10,625	22,946	(12,321)
					$41,564	$55,044	$(13,480)
Put
U.S. Treasury Note 5 Year Future	4/05/24	106.25	35	USD 3,745,547	$1,914	$1,646	$268
U.S. Treasury Note 5 Year Future	4/05/24	106.50	70	USD 7,491,094	6,562	6,136	426
U.S. Treasury Note 6-7 Year Future	4/05/24	110.00	150	USD 16,619,531	18,750	19,010	(260)
3 Month SOFR Future	4/12/24	94.75	47	USD 11,146,638	588	6,874	(6,286)
3 Month SOFR Future	12/13/24	95.50	57	USD 13,598,775	47,025	53,557	(6,532)
					$74,839	$87,223	$(12,384)
					$116,403	$142,267	$(25,864)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put MXN Call	Citigroup Global Markets, Inc.*	6/03/24	16.80	923,920	USD 923,920	$(12,659)	$(5,240)	$(7,419)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 5 Year Future	4/05/24	107.00	35	USD 3,745,547	$(10,117)	$(10,033)	$(84)
U.S. Treasury Note 6-7 Year Future	4/05/24	110.75	50	USD 5,539,844	(21,094)	(20,882)	(212)
U.S. Treasury Note 5 Year Future	5/24/24	108.00	91	USD 9,738,422	(30,570)	(47,459)	16,889
3 Month SOFR Future	9/13/24	96.88	32	USD 7,610,800	(2,000)	(13,958)	11,958
3 Month SOFR Future	9/13/24	97.00	53	USD 12,605,388	(2,981)	(41,626)	38,645
3 Month SOFR Future	12/13/24	97.13	57	USD 13,598,775	(7,125)	(30,943)	23,818
					$(73,887)	$ (164,901)	$91,014

The accompanying notes are an integral part of the financial statements.
60

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
U.S. Treasury Note 5 Year Future	4/05/24	107.00	35	USD 3,745,547	$(9,570)	$(9,181)	$(389)
U.S. Treasury Note 6-7 Year Future	4/05/24	110.75	50	USD 5,539,844	(18,750)	(18,773)	23
3 Month SOFR Future	12/13/24	95.00	57	USD 13,598,775	(15,319)	(23,393)	8,074
					$ (43,639)	$ (51,347)	$7,708
					$ (117,526)	$ (216,248)	$ 98,722

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	4/19/24	NOK	12,358,698	EUR	1,090,013	$(37,870)
BNP Paribas SA*	4/19/24	EUR	551,000	USD	600,624	(5,800)
Citibank N.A.*	4/19/24	EUR	872,448	USD	961,422	(19,582)
Citibank N.A.*	4/19/24	AUD	6,786,180	USD	4,550,025	(125,802)
Citibank N.A.*	4/19/24	IDR	16,198,840,805	USD	1,038,549	(17,377)
Citibank N.A.*	4/19/24	USD	2,145,958	GBP	1,683,025	21,543
Citibank N.A.*	4/19/24	USD	2,257,835	EUR	2,080,000	12,399
Citibank N.A.*	4/19/24	USD	48,298	JPY	7,100,000	1,274
Goldman Sachs International*	4/19/24	MXN	18,325,831	USD	1,066,478	32,960
Goldman Sachs International*	4/19/24	EUR	24,620	USD	26,872	(293)
Goldman Sachs International*	4/19/24	BRL	5,852,140	USD	1,169,930	(5,123)
Goldman Sachs International*	4/19/24	CHF	1,680,000	USD	1,890,687	(24,552)
Goldman Sachs International*	4/19/24	USD	793,938	EUR	730,000	5,877
Goldman Sachs International*	4/19/24	USD	3,354,805	MXN	57,929,664	(120,620)
Goldman Sachs International*	4/19/24	USD	3,381,218	CHF	2,971,375	80,629
Morgan Stanley & Co. LLC*	4/19/24	JPY	831,189,083	USD	5,826,582	(321,586)
Morgan Stanley & Co. LLC*	4/19/24	CAD	2,089,864	USD	1,560,902	(17,649)
Morgan Stanley & Co. LLC*	4/19/24	USD	1,739,070	CNH	12,372,265	34,732
Morgan Stanley & Co. LLC*	4/19/24	USD	1,039,787	IDR	16,198,840,805	18,615
Morgan Stanley & Co. LLC*	4/19/24	USD	2,292,080	JPY	334,310,000	77,932
Morgan Stanley & Co. LLC*	4/19/24	USD	1,070,988	CAD	1,450,000	240
						$(410,053)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-OAT	6/06/24	18	$2,468,021	$20,950
U.S. Treasury Long Bond	6/18/24	217	25,703,504	431,434
U.S. Treasury Ultra 10 Year	6/18/24	149	17,010,188	66,609
U.S. Treasury Ultra Bond	6/18/24	138	17,522,755	279,245
UK Long Gilt	6/26/24	16	1,967,770	50,458
U.S. Treasury Note 5 Year	6/28/24	1,934	206,657,401	310,818
3 Month SOFR	3/18/25	98	23,433,868	(53,518)
3 Month SOFR	3/17/26	174	41,810,178	56,397
				$ 1,162,393

The accompanying notes are an integral part of the financial statements.
61

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Short
Euro-Bund	6/06/24	22	$(3,137,462)	$(28,272)
Euro-Buxl 30 Year Bond	6/06/24	2	(284,944)	(8,072)
Japanese 10 Year Bond	6/13/24	4	(3,844,806)	(4,315)
3 Month SOFR	6/18/24	18	(4,255,806)	(4,457)
U.S. Treasury Note 10 Year	6/18/24	558	(61,621,907)	(202,749)
U.S. Treasury Ultra 10 Year	6/18/24	19	(2,162,121)	(15,457)
U.S. Treasury Note 2 Year	6/28/24	205	(41,949,122)	29,825
				$(233,497)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 42†	5.000%	Quarterly	6/20/29	USD 1,349,800	$(97,085)	$(94,926)	$(2,159)

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 42†	1.000%	Quarterly	6/20/29	BBB**	USD 46,220,000	$1,046,745	$1,022,584	$24,161

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXNTIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$(308,037)	$37,242	$(345,279)
12-Month USD SOFR	Annually	Fixed 4.100%	Annually	3/10/26	USD	20,642,000	(172,142)	249,051	(421,193)
Fixed 3.870%	Annually	12-Month USD SOFR	Annually	2/28/31	USD	13,369,000	(33,037)	(35,361)	2,324
Fixed 3.400%	Annually	12-Month USD SOFR	Annually	3/10/34	USD	4,603,000	160,456	(77,564)	238,020
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	2/15/47	USD	1,137,000	382,788	(29,927)	412,715
Fixed 2.600%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	1,787,000	311,240	145,503	165,737
Fixed 3.050%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	2,381,000	247,128	94,235	152,893
Fixed 3.150%	Annually	12-Month USD SOFR	Annually	5/15/48	USD	5,670,000	498,765	(534,524)	1,033,289
							$1,087,161	$(151,345)	$1,238,506

The accompanying notes are an integral part of the financial statements.
62

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)
OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	Maturity	Fixed 10.238%	Maturity	Citigroup Global Markets, Inc.*	1/02/29	BRL 19,660,000	$ (57,782)	$ —	$ (57,782)

*	Contracts are subject to a master netting agreement or similar agreement.
**
Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††
For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
63

MassMutual Diversified Value Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 97.7%
Common Stock — 97.7%
Communication Services — 4.7%
AT&T, Inc.	116,200	$2,045,120
Charter Communications, Inc. Class A (a)	1,700	494,071
Comcast Corp. Class A	85,200	3,693,420
Fox Corp. Class A	8,100	253,287
Omnicom Group, Inc.	5,200	503,152
Verizon Communications, Inc.	76,400	3,205,744
		10,194,794
Consumer Discretionary — 7.4%
AutoNation, Inc. (a)	2,000	331,160
Bath & Body Works, Inc.	3,700	185,074
Best Buy Co., Inc.	4,400	360,932
Boyd Gaming Corp.	2,100	141,372
Brunswick Corp.	1,800	173,736
CarMax, Inc. (a)	2,500	217,775
Crocs, Inc. (a)	1,000	143,800
Darden Restaurants, Inc.	1,100	183,865
Dick’s Sporting Goods, Inc.	700	157,402
Dillard’s, Inc. Class A (b)	200	94,328
DR Horton, Inc.	8,600	1,415,130
eBay, Inc.	9,800	517,244
Expedia Group, Inc. (a)	2,100	289,275
Ford Motor Co.	93,400	1,240,352
General Motors Co.	27,800	1,260,730
H&R Block, Inc.	1,500	73,665
Lear Corp.	1,200	173,856
Lennar Corp. Class A	6,600	1,135,068
Levi Strauss & Co. Class A	1,800	35,982
Lithia Motors, Inc.	500	150,430
Lowe’s Cos., Inc.	17,700	4,508,721
Mattel, Inc. (a)	5,800	114,898
MGM Resorts International (a)	5,200	245,492
Murphy USA, Inc.	500	209,600
NVR, Inc. (a)	50	404,998
Penske Automotive Group, Inc.	1,500	242,985
PulteGroup, Inc.	6,300	759,906
PVH Corp.	600	84,366
Ralph Lauren Corp.	900	168,984
Service Corp. International	4,100	304,261
Skechers USA, Inc. Class A (a)	2,500	153,150
Toll Brothers, Inc.	1,200	155,244
Williams-Sonoma, Inc.	1,400	444,542
		16,078,323

	Number of Shares	Value
Consumer Staples — 3.6%
Altria Group, Inc.	34,500	$1,504,890
BJ’s Wholesale Club Holdings, Inc. (a)	1,500	113,475
Bunge Global SA	2,000	205,040
Coca-Cola Consolidated, Inc.	120	101,569
Ingredion, Inc.	1,400	163,590
Kraft Heinz Co.	24,000	885,600
Kroger Co.	13,700	782,681
Molson Coors Beverage Co. Class B	3,900	262,275
Philip Morris International, Inc.	29,000	2,656,980
Sysco Corp.	5,900	478,962
Target Corp.	4,100	726,561
		7,881,623
Energy — 13.6%
APA Corp.	6,400	220,032
Baker Hughes Co.	16,300	546,050
Cheniere Energy, Inc.	4,400	709,632
Chevron Corp.	34,327	5,414,741
Chord Energy Corp.	500	89,120
ConocoPhillips	24,300	3,092,904
Coterra Energy, Inc.	13,900	387,532
Devon Energy Corp.	5,600	281,008
EOG Resources, Inc.	13,900	1,776,976
Exxon Mobil Corp.	74,300	8,636,632
Halliburton Co.	16,600	654,372
Kinder Morgan, Inc.	43,800	803,292
Marathon Oil Corp.	13,500	382,590
Marathon Petroleum Corp.	7,400	1,491,100
Murphy Oil Corp.	1,600	73,120
New Fortress Energy, Inc. (b)	2,400	73,416
Nov, Inc.	4,600	89,792
Occidental Petroleum Corp.	17,800	1,156,822
Phillips 66	8,200	1,339,388
Range Resources Corp.	4,400	151,492
Valero Energy Corp.	7,600	1,297,244
Williams Cos., Inc.	19,800	771,606
		29,438,861
Financials — 26.8%
Aflac, Inc.	13,100	1,124,766
Ally Financial, Inc.	5,500	223,245
American Express Co.	14,400	3,278,736
American Financial Group, Inc.	1,500	204,720
American International Group, Inc.	13,100	1,024,027
Ameriprise Financial, Inc.	2,200	964,568
Arch Capital Group Ltd. (a)	7,500	693,300
Assurant, Inc.	1,000	188,240
Bank of America Corp.	127,800	4,846,176

The accompanying notes are an integral part of the financial statements.
64

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bank of New York Mellon Corp.	16,600	$956,492
Capital One Financial Corp.	7,000	1,042,230
Carlyle Group, Inc.	6,600	309,606
Chubb Ltd.	8,400	2,176,692
Cincinnati Financial Corp.	3,100	384,927
Citigroup, Inc.	35,200	2,226,048
Citizens Financial Group, Inc.	7,500	272,175
Commerce Bancshares, Inc.	1,500	79,800
Cullen/Frost Bankers, Inc.	1,000	112,570
Discover Financial Services	5,500	720,995
East West Bancorp, Inc.	2,300	181,953
Equitable Holdings, Inc.	8,300	315,483
Fidelity National Financial, Inc.	5,400	286,740
Fifth Third Bancorp	11,100	413,031
First American Financial Corp.	2,000	122,100
Fiserv, Inc. (a)	10,000	1,598,200
Global Payments, Inc.	4,800	641,568
Globe Life, Inc.	1,700	197,829
Goldman Sachs Group, Inc.	6,600	2,756,754
Hartford Financial Services Group, Inc.	6,600	680,130
Huntington Bancshares, Inc.	16,900	235,755
JP Morgan Chase & Co.	53,600	10,736,080
KeyCorp.	10,800	170,748
Loews Corp.	5,100	399,279
LPL Financial Holdings, Inc.	1,500	396,300
M&T Bank Corp.	2,800	407,232
Markel Group, Inc. (a)	240	365,155
MetLife, Inc.	16,900	1,252,459
Morgan Stanley	33,100	3,116,696
Northern Trust Corp.	3,300	293,436
Old Republic International Corp.	5,800	178,176
PayPal Holdings, Inc. (a)	9,500	636,405
PNC Financial Services Group, Inc.	6,500	1,050,400
Primerica, Inc.	600	151,776
Principal Financial Group, Inc.	5,200	448,812
Prudential Financial, Inc.	7,400	868,760
Raymond James Financial, Inc.	3,800	487,996
Regions Financial Corp.	15,000	315,600
Reinsurance Group of America, Inc.	1,300	250,744
Robinhood Markets, Inc. Class A (a)	7,800	157,014
SEI Investments Co.	1,300	93,470
State Street Corp.	6,700	518,044
Stifel Financial Corp.	2,000	156,340
Synchrony Financial	8,500	366,520
T. Rowe Price Group, Inc.	4,300	524,256
Travelers Cos., Inc.	8,400	1,933,176
Unum Group	3,900	209,274
W. R. Berkley Corp.	5,200	459,888

	Number of Shares	Value
Webster Financial Corp.	2,800	$142,156
Wells Fargo & Co.	58,200	3,373,272
Willis Towers Watson PLC	1,300	357,500
		58,075,820
Health Care — 16.4%
AbbVie, Inc.	32,900	5,991,090
Amgen, Inc.	10,400	2,956,928
Cardinal Health, Inc.	5,200	581,880
Cencora, Inc.	5,000	1,214,950
Centene Corp. (a)	8,600	674,928
Cigna Group	6,400	2,324,416
CVS Health Corp.	20,400	1,627,104
DaVita, Inc. (a)	1,700	234,685
Elevance Health, Inc.	5,870	3,043,830
Gilead Sciences, Inc.	24,600	1,801,950
HCA Healthcare, Inc.	7,900	2,634,887
Henry Schein, Inc. (a)	2,500	188,800
Jazz Pharmaceuticals PLC (a)	1,000	120,420
Johnson & Johnson	39,200	6,201,048
Laboratory Corp. of America Holdings	2,400	524,304
McKesson Corp.	3,910	2,099,083
Medtronic PLC	21,700	1,891,155
Molina Healthcare, Inc. (a)	700	287,581
Quest Diagnostics, Inc.	3,300	439,263
Tenet Healthcare Corp. (a)	1,600	168,176
Universal Health Services, Inc. Class B	1,800	328,428
Viatris, Inc.	22,000	262,680
		35,597,586
Industrials — 11.0%
AGCO Corp.	1,500	184,530
Allegion PLC	1,600	215,536
Builders FirstSource, Inc. (a)	2,900	604,795
CACI International, Inc. Class A (a)	300	113,649
Carlisle Cos., Inc.	100	39,185
Caterpillar, Inc.	9,300	3,407,799
CSX Corp.	36,800	1,364,176
Cummins, Inc.	2,800	825,020
Deere & Co.	5,400	2,217,996
Delta Air Lines, Inc.	7,500	359,025
Dover Corp.	2,500	442,975
FedEx Corp.	5,100	1,477,674
Ferguson PLC	500	109,215
Fortune Brands Innovations, Inc.	2,500	211,675
Huntington Ingalls Industries, Inc.	800	233,176
Johnson Controls International PLC	12,500	816,500
L3Harris Technologies, Inc.	3,100	660,610
Leidos Holdings, Inc.	2,600	340,834

The accompanying notes are an integral part of the financial statements.
65

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lockheed Martin Corp.	4,600	$2,092,402
Masco Corp.	6,200	489,056
Middleby Corp. (a)	1,000	160,790
Oshkosh Corp.	1,300	162,123
Owens Corning	2,500	417,000
PACCAR, Inc.	10,300	1,276,067
Parker-Hannifin Corp.	2,540	1,411,707
Pentair PLC	3,200	273,408
Regal Rexnord Corp.	800	144,080
Robert Half, Inc.	2,000	158,560
RTX Corp.	11,700	1,141,101
Science Applications International Corp.	800	104,312
Snap-on, Inc.	1,200	355,464
Textron, Inc.	5,400	518,022
Timken Co.	1,200	104,916
U-Haul Holding Co. (UHAL US) (a)	300	20,262
U-Haul Holding Co. (UHAL/B US)	3,700	246,716
UFP Industries, Inc.	1,000	123,010
United Rentals, Inc.	1,380	995,132
WESCO International, Inc.	500	85,640
		23,904,138
Information Technology — 7.9%
Amkor Technology, Inc.	2,200	70,928
Arrow Electronics, Inc. (a)	1,800	233,028
Cisco Systems, Inc.	80,000	3,992,800
Cognizant Technology Solutions Corp. Class A	9,200	674,268
Corning, Inc.	16,600	547,136
Dell Technologies, Inc. Class C	4,700	536,317
Gen Digital, Inc.	10,400	232,960
Hewlett Packard Enterprise Co.	30,900	547,857
HP, Inc.	30,800	930,776
International Business Machines Corp.	15,800	3,017,168
Jabil, Inc.	3,400	455,430
Microchip Technology, Inc.	8,800	789,448
Micron Technology, Inc.	2,800	330,092
NetApp, Inc.	3,900	409,383
QUALCOMM, Inc.	22,000	3,724,600
Skyworks Solutions, Inc.	3,200	346,624
TD SYNNEX Corp.	1,800	203,580
Twilio, Inc. Class A (a)	2,200	134,530
		17,176,925
Materials — 3.2%
Berry Global Group, Inc.	2,400	145,152
CF Industries Holdings, Inc.	3,100	257,951

	Number of Shares	Value
Cleveland-Cliffs, Inc. (a)	9,300	$211,482
Commercial Metals Co.	1,000	58,770
Crown Holdings, Inc.	3,300	261,558
Dow, Inc.	13,300	770,469
Eagle Materials, Inc.	700	190,225
Eastman Chemical Co.	2,400	240,528
Graphic Packaging Holding Co.	6,000	175,080
International Paper Co.	6,400	249,728
LyondellBasell Industries NV Class A	6,300	644,364
Nucor Corp.	7,300	1,444,670
Olin Corp.	2,500	147,000
Packaging Corp. of America	2,300	436,494
PPG Industries, Inc.	2,100	304,290
Reliance, Inc.	1,500	501,270
Sonoco Products Co.	200	11,568
Steel Dynamics, Inc.	5,100	755,973
US Steel Corp.	4,400	179,432
		6,986,004
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	500	97,545
Utilities — 3.0%
CenterPoint Energy, Inc.	8,100	230,769
Consolidated Edison, Inc.	6,300	572,103
Duke Energy Corp.	14,700	1,421,637
Edison International	6,600	466,818
OGE Energy Corp.	3,800	130,340
Pinnacle West Capital Corp.	2,400	179,352
PPL Corp.	14,400	396,432
Public Service Enterprise Group, Inc.	12,400	828,072
Sempra	12,200	876,326
Southern Co.	9,600	688,704
Vistra Corp.	8,300	578,095
		6,368,648
TOTAL COMMON STOCK (Cost $164,018,996)		211,800,267
TOTAL EQUITIES (Cost $164,018,996)		211,800,267
Exchange-Traded FundS — 1.7%
iShares Russell 1000 Value ETF	20,200	3,618,022
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,441,173)		3,618,022
TOTAL LONG-TERM INVESTMENTS (Cost $167,460,169)		215,418,289

The accompanying notes are an integral part of the financial statements.
66

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	160,256	$160,256
	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$ 1,318,490	1,318,490
TOTAL SHORT-TERM INVESTMENTS (Cost $1,478,746)		1,478,746
TOTAL INVESTMENTS — 100.1%
(Cost $168,938,915) (e)		216,897,035
Other Assets/ (Liabilities) — (0.1)%		(123,999)
NET ASSETS — 100.0%		$216,773,036

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $156,981 or 0.07% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $1,318,724. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,344,866.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
67

MassMutual Fundamental Value Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 98.0%
Communication Services — 5.0%
Alphabet, Inc. Class A (a)	45,707	$6,898,558
Alphabet, Inc. Class C (a)	14,323	2,180,820
Comcast Corp. Class A	107,184	4,646,426
Electronic Arts, Inc.	13,125	1,741,294
Omnicom Group, Inc.	24,703	2,390,262
T-Mobile US, Inc.	27,650	4,513,033
Take-Two Interactive Software, Inc. (a)	5,243	778,533
		23,148,926
Consumer Discretionary — 4.9%
Aptiv PLC (a)	14,787	1,177,784
Aramark	57,844	1,881,087
AutoNation, Inc. (a)	7,561	1,251,950
AutoZone, Inc. (a)	1,297	4,087,690
Booking Holdings, Inc.	510	1,850,219
Las Vegas Sands Corp.	39,848	2,060,142
Lithia Motors, Inc.	3,931	1,182,681
LKQ Corp.	12,658	676,064
MGM Resorts International (a)	42,992	2,029,652
SharkNinja, Inc.	29,958	1,866,084
Ulta Beauty, Inc. (a)	2,732	1,428,508
United Parks & Resorts, Inc. (a)	26,096	1,466,856
Wynn Resorts Ltd.	18,439	1,885,019
		22,843,736
Consumer Staples — 8.1%
Coca-Cola Europacific Partners PLC	71,148	4,976,803
J. M. Smucker Co.	14,490	1,823,856
Kenvue, Inc.	101,379	2,175,593
Keurig Dr Pepper, Inc.	98,584	3,023,571
Kraft Heinz Co.	35,048	1,293,271
Molson Coors Beverage Co. Class B	23,097	1,553,273
Philip Morris International, Inc.	106,004	9,712,087
Procter & Gamble Co.	12,964	2,103,409
Target Corp.	13,856	2,455,422
Tyson Foods, Inc. Class A	26,440	1,552,821
US Foods Holding Corp (a)	55,521	2,996,468
Walmart, Inc.	63,052	3,793,839
		37,460,413
Energy — 10.5%
BP PLC Sponsored ADR	54,764	2,063,508
Canadian Natural Resources Ltd.	32,028	2,444,377
Cenovus Energy, Inc.	190,313	3,804,357

	Number of Shares	Value
ConocoPhillips	26,261	$3,342,500
Diamondback Energy, Inc.	12,028	2,383,589
Enbridge, Inc.	115,862	4,191,887
Halliburton Co.	45,719	1,802,243
Hess Corp.	33,688	5,142,136
Marathon Petroleum Corp.	19,734	3,976,401
Nov, Inc.	44,060	860,051
Peabody Energy Corp.	39,126	949,197
Phillips 66	51,207	8,364,151
Pioneer Natural Resources Co.	8,762	2,300,025
Plains GP Holdings LP Class A	206,306	3,765,085
Schlumberger NV	59,645	3,269,142
		48,658,649
Financials — 19.9%
Allstate Corp.	25,679	4,442,724
American Express Co.	21,690	4,938,596
American International Group, Inc.	27,215	2,127,397
Aon PLC Class A	5,078	1,694,630
Arthur J Gallagher & Co.	6,467	1,617,009
Axis Capital Holdings Ltd.	20,066	1,304,691
Berkshire Hathaway, Inc. Class B (a)	24,121	10,143,363
Charles Schwab Corp.	34,009	2,460,211
Chubb Ltd.	26,551	6,880,161
Corpay, Inc. (a)	7,937	2,448,882
Discover Financial Services	15,149	1,985,882
Fidelity National Information Services, Inc.	100,932	7,487,136
Global Payments, Inc.	21,582	2,884,650
Goldman Sachs Group, Inc.	6,034	2,520,342
Huntington Bancshares, Inc.	165,983	2,315,463
Intercontinental Exchange, Inc.	14,045	1,930,204
JP Morgan Chase & Co.	67,913	13,602,974
LPL Financial Holdings, Inc.	4,180	1,104,356
M&T Bank Corp.	9,173	1,334,121
Morgan Stanley	52,808	4,972,401
Northern Trust Corp.	18,450	1,640,574
US Bancorp	26,292	1,175,252
Wells Fargo & Co.	158,930	9,211,583
Willis Towers Watson PLC	7,490	2,059,750
		92,282,352
Health Care — 14.9%
Abbott Laboratories	27,790	3,158,611
Amgen, Inc.	9,993	2,841,210
Avantor, Inc. (a)	169,743	4,340,328
Bristol-Myers Squibb Co.	50,164	2,720,394
Cencora, Inc.	13,824	3,359,094
Centene Corp. (a)	33,402	2,621,389

The accompanying notes are an integral part of the financial statements.
68

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cigna Group	17,224	$6,255,585
CVS Health Corp.	51,977	4,145,686
Elevance Health, Inc.	3,242	1,681,107
Humana, Inc.	10,712	3,714,065
ICON PLC (a)	9,663	3,246,285
Johnson & Johnson	9,106	1,440,478
LivaNova PLC (a)	16,128	902,200
McKesson Corp.	5,208	2,795,915
Medtronic PLC	54,445	4,744,882
Merck & Co., Inc.	50,030	6,601,458
Sanofi SA ADR	107,002	5,200,297
Smith & Nephew PLC Sponsored ADR (b)	124,695	3,162,265
UnitedHealth Group, Inc.	12,505	6,186,223
		69,117,472
Industrials — 13.8%
AECOM	18,507	1,815,167
AerCap Holdings NV (a)	24,427	2,122,951
Allegion PLC	11,517	1,551,455
Atkore, Inc.	60	11,422
Builders FirstSource, Inc. (a)	5,701	1,188,944
BWX Technologies, Inc.	25,880	2,655,806
CACI International, Inc. Class A (a)	5,423	2,054,395
Deere & Co.	2,908	1,194,432
Dover Corp.	6,310	1,118,069
Eaton Corp. PLC	6,304	1,971,135
Fortive Corp.	27,274	2,346,109
General Dynamics Corp.	24,633	6,958,576
Howmet Aerospace, Inc.	32,890	2,250,663
Jacobs Solutions, Inc.	27,172	4,177,152
JB Hunt Transport Services, Inc.	7,325	1,459,506
Johnson Controls International PLC	9,707	634,061
Leidos Holdings, Inc.	17,023	2,231,545
Masco Corp.	22,165	1,748,375
MDU Resources Group, Inc.	64,590	1,627,668
Norfolk Southern Corp.	10,278	2,619,554
RTX Corp.	27,636	2,695,339
Stanley Black & Decker, Inc.	26,970	2,641,172
U-Haul Holding Co.	19,864	1,324,531
United Rentals, Inc.	4,207	3,033,710
Vertiv Holdings Co. Class A	71,883	5,870,685
Vestis Corp.	51,316	988,859
WESCO International, Inc.	12,798	2,192,041
Westinghouse Air Brake Technologies Corp.	14,693	2,140,476
WillScot Mobile Mini Holdings Corp. (a)	31,241	1,452,706
		64,076,504

	Number of Shares	Value
Information Technology — 9.9%
Advanced Micro Devices, Inc. (a)	13,532	$2,442,391
Applied Materials, Inc.	15,076	3,109,124
Broadcom, Inc.	2,874	3,809,228
Ciena Corp. (a)	16,894	835,408
Cognizant Technology Solutions Corp. Class A	47,662	3,493,148
Dell Technologies, Inc. Class C	30,783	3,512,648
Flex Ltd. (a)	45,076	1,289,624
Keysight Technologies, Inc. (a)	4,007	626,615
Lam Research Corp.	1,330	1,292,188
Microchip Technology, Inc.	49,401	4,431,764
Micron Technology, Inc.	32,580	3,840,856
Nice Ltd. Sponsored ADR (a) (b)	4,637	1,208,495
NXP Semiconductors NV	3,890	963,825
Oracle Corp.	72,419	9,096,551
QUALCOMM, Inc.	20,479	3,467,095
Skyworks Solutions, Inc.	24,613	2,666,080
		46,085,040
Materials — 5.6%
Air Products & Chemicals, Inc.	21,242	5,146,299
Axalta Coating Systems Ltd. (a)	59,014	2,029,492
CRH PLC	71,124	6,135,156
DuPont de Nemours, Inc.	57,487	4,407,528
Element Solutions, Inc.	71,799	1,793,539
International Flavors & Fragrances, Inc.	24,881	2,139,517
Knife River Corp. (a)	26,813	2,173,998
Olin Corp.	15,506	911,753
Teck Resources Ltd. Class B	32,879	1,505,201
		26,242,483
Real Estate — 2.6%
COPT Defense Properties	41,842	1,011,321
CubeSmart	28,930	1,308,215
Howard Hughes Holdings, Inc. (a)	10,615	770,861
Mid-America Apartment Communities, Inc.	21,026	2,766,601
Public Storage	14,722	4,270,263
VICI Properties, Inc.	74,867	2,230,288
		12,357,549
Utilities — 2.8%
CenterPoint Energy, Inc.	84,568	2,409,342
Entergy Corp.	47,703	5,041,253
FirstEnergy Corp.	42,841	1,654,520
Pinnacle West Capital Corp.	50,167	3,748,980
		12,854,095
TOTAL COMMON STOCK (Cost $340,606,872)		455,127,219

The accompanying notes are an integral part of the financial statements.
69

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL EQUITIES (Cost $340,606,872)		$455,127,219
TOTAL LONG-TERM INVESTMENTS (Cost $340,606,872)		455,127,219
Short-Term Investments — 2.0%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,316,926	1,316,926
	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$ 8,060,428	8,060,428
TOTAL SHORT-TERM INVESTMENTS (Cost $9,377,354)		9,377,354
TOTAL INVESTMENTS — 100.0%
(Cost $349,984,226) (e)		464,504,573
Other Assets/ (Liabilities) — (0.0)%		(81,581)
NET ASSETS — 100.0%		$464,422,992

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $3,958,127 or 0.85% of net assets. The Fund received $2,815,501 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $8,061,861. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $8,221,746.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
70

MM S&P 500 Index Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.8%
Common Stock — 98.8%
Communication Services — 8.8%
Alphabet, Inc. Class A (a)	375,374	$ 56,655,198
Alphabet, Inc. Class C (a)	314,272	47,851,055
AT&T, Inc.	455,638	8,019,229
Charter Communications, Inc. Class A (a)	6,290	1,828,063
Comcast Corp. Class A	252,399	10,941,497
Electronic Arts, Inc.	15,561	2,064,478
Fox Corp. Class A	15,243	476,648
Fox Corp. Class B	8,322	238,176
Interpublic Group of Cos., Inc.	24,397	796,074
Live Nation Entertainment, Inc. (a)	9,038	955,949
Match Group, Inc. (a)	17,314	628,152
Meta Platforms, Inc. Class A	140,139	68,048,695
Netflix, Inc. (a)	27,566	16,741,659
News Corp. Class A	24,300	636,174
News Corp. Class B	7,340	198,620
Omnicom Group, Inc.	12,588	1,218,015
Paramount Global Class B	29,935	352,335
T-Mobile US, Inc.	33,265	5,429,513
Take-Two Interactive Software, Inc. (a)	10,100	1,499,749
Verizon Communications, Inc.	267,692	11,232,356
Walt Disney Co.	116,842	14,296,787
Warner Bros Discovery, Inc. (a)	141,352	1,234,003
		251,342,425
Consumer Discretionary — 10.2%
Airbnb, Inc. Class A (a)	27,744	4,576,650
Amazon.com, Inc. (a)	582,259	105,027,878
Aptiv PLC (a)	17,774	1,415,699
AutoZone, Inc. (a)	1,101	3,469,967
Bath & Body Works, Inc.	14,279	714,236
Best Buy Co., Inc.	12,211	1,001,668
Booking Holdings, Inc.	2,219	8,050,266
BorgWarner, Inc.	14,637	508,489
Caesars Entertainment, Inc. (a)	14,016	613,060
CarMax, Inc. (a)	10,059	876,239
Carnival Corp. (a)	64,207	1,049,142
Chipotle Mexican Grill, Inc. (a)	1,747	5,078,127
Darden Restaurants, Inc.	7,626	1,274,686
Deckers Outdoor Corp. (a)	1,635	1,538,960
Domino’s Pizza, Inc.	2,233	1,109,533
DR Horton, Inc.	19,023	3,130,235
eBay, Inc.	33,059	1,744,854
Etsy, Inc. (a)	7,628	524,196
Expedia Group, Inc. (a)	8,330	1,147,458

	Number of Shares	Value
Ford Motor Co.	248,600	$ 3,301,408
Garmin Ltd.	9,697	1,443,592
General Motors Co.	73,535	3,334,812
Genuine Parts Co.	8,856	1,372,060
Hasbro, Inc.	8,309	469,625
Hilton Worldwide Holdings, Inc.	16,062	3,426,185
Home Depot, Inc.	63,396	24,318,706
Las Vegas Sands Corp.	23,565	1,218,311
Lennar Corp. Class A	15,744	2,707,653
LKQ Corp.	17,156	916,302
Lowe’s Cos., Inc.	36,634	9,331,779
Lululemon Athletica, Inc. (a)	7,315	2,857,605
Marriott International, Inc. Class A	15,683	3,956,978
McDonald’s Corp.	46,181	13,020,733
MGM Resorts International (a)	17,317	817,536
Mohawk Industries, Inc. (a)	3,367	440,707
NIKE, Inc. Class B	77,535	7,286,739
Norwegian Cruise Line Holdings Ltd. (a) (b)	27,099	567,182
NVR, Inc. (a)	204	1,652,392
O’Reilly Automotive, Inc. (a)	3,763	4,247,975
Pool Corp.	2,464	994,224
PulteGroup, Inc.	13,511	1,629,697
Ralph Lauren Corp.	2,510	471,278
Ross Stores, Inc.	21,445	3,147,268
Royal Caribbean Cruises Ltd. (a)	15,027	2,088,903
Starbucks Corp.	72,119	6,590,955
Tapestry, Inc.	14,579	692,211
Tesla, Inc. (a)	176,493	31,025,704
TJX Cos., Inc.	72,595	7,362,585
Tractor Supply Co.	6,887	1,802,466
Ulta Beauty, Inc. (a)	3,093	1,617,268
VF Corp.	21,795	334,335
Wynn Resorts Ltd.	6,070	620,536
Yum! Brands, Inc.	17,828	2,471,852
		290,388,905
Consumer Staples — 5.9%
Altria Group, Inc.	112,329	4,899,791
Archer-Daniels-Midland Co.	33,819	2,124,171
Brown-Forman Corp. Class B	11,395	588,210
Bunge Global SA	9,158	938,878
Campbell Soup Co.	12,731	565,893
Church & Dwight Co., Inc.	15,693	1,636,937
Clorox Co.	7,905	1,210,335
Coca-Cola Co.	247,854	15,163,708
Colgate-Palmolive Co.	52,569	4,733,838
Conagra Brands, Inc.	30,448	902,479
Constellation Brands, Inc. Class A	10,248	2,784,996

The accompanying notes are an integral part of the financial statements.
71

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Costco Wholesale Corp.	28,265	$ 20,707,787
Dollar General Corp.	13,931	2,174,072
Dollar Tree, Inc. (a)	13,184	1,755,450
Estee Lauder Cos., Inc. Class A	14,798	2,281,112
General Mills, Inc.	36,174	2,531,095
Hershey Co.	9,547	1,856,891
Hormel Foods Corp.	18,461	644,104
J. M. Smucker Co.	6,761	851,007
Kellanova	16,800	962,472
Kenvue, Inc.	109,784	2,355,965
Keurig Dr Pepper, Inc.	66,341	2,034,678
Kimberly-Clark Corp.	21,434	2,772,488
Kraft Heinz Co.	50,783	1,873,893
Kroger Co.	42,160	2,408,601
Lamb Weston Holdings, Inc.	9,300	990,729
McCormick & Co., Inc.	16,152	1,240,635
Molson Coors Beverage Co. Class B	11,813	794,424
Mondelez International, Inc. Class A	85,768	6,003,760
Monster Beverage Corp. (a)	47,112	2,792,799
PepsiCo, Inc.	87,540	15,320,375
Philip Morris International, Inc.	99,013	9,071,571
Procter & Gamble Co.	149,883	24,318,517
Sysco Corp.	31,711	2,574,299
Target Corp.	29,460	5,220,607
Tyson Foods, Inc. Class A	18,239	1,071,176
Walgreens Boots Alliance, Inc.	45,853	994,552
Walmart, Inc.	272,670	16,406,554
		167,558,849
Energy — 3.9%
APA Corp.	23,007	790,981
Baker Hughes Co.	63,754	2,135,759
Chevron Corp.	110,481	17,427,273
ConocoPhillips	75,043	9,551,473
Coterra Energy, Inc.	47,913	1,335,814
Devon Energy Corp.	40,811	2,047,896
Diamondback Energy, Inc.	11,352	2,249,626
EOG Resources, Inc.	37,205	4,756,287
EQT Corp.	26,098	967,453
Exxon Mobil Corp.	252,946	29,402,443
Halliburton Co.	56,823	2,239,963
Hess Corp.	17,534	2,676,390
Kinder Morgan, Inc.	122,835	2,252,794
Marathon Oil Corp.	37,354	1,058,612
Marathon Petroleum Corp.	23,441	4,723,361
Occidental Petroleum Corp.	41,865	2,720,806
ONEOK, Inc.	37,076	2,972,383
Phillips 66	27,390	4,473,883

	Number of Shares	Value
Pioneer Natural Resources Co.	14,926	$3,918,075
Schlumberger NV	90,696	4,971,048
Targa Resources Corp.	14,203	1,590,594
Valero Energy Corp.	21,745	3,711,654
Williams Cos., Inc.	77,422	3,017,135
		110,991,703
Financials — 13.0%
Aflac, Inc.	33,532	2,879,058
Allstate Corp.	16,721	2,892,900
American Express Co.	36,426	8,293,836
American International Group, Inc.	44,719	3,495,684
Ameriprise Financial, Inc.	6,383	2,798,563
Aon PLC Class A	12,766	4,260,270
Arch Capital Group Ltd. (a)	23,655	2,186,668
Arthur J Gallagher & Co.	13,810	3,453,052
Assurant, Inc.	3,261	613,851
Bank of America Corp.	438,559	16,630,157
Bank of New York Mellon Corp.	48,369	2,787,022
Berkshire Hathaway, Inc. Class B (a)	115,895	48,736,165
BlackRock, Inc.	8,907	7,425,766
Blackstone, Inc.	45,822	6,019,636
Brown & Brown, Inc.	15,047	1,317,214
Capital One Financial Corp.	24,231	3,607,754
Cboe Global Markets, Inc.	6,724	1,235,401
Charles Schwab Corp.	94,791	6,857,181
Chubb Ltd.	25,815	6,689,441
Cincinnati Financial Corp.	10,001	1,241,824
Citigroup, Inc.	121,224	7,666,206
Citizens Financial Group, Inc.	30,032	1,089,861
CME Group, Inc.	22,915	4,933,370
Comerica, Inc.	8,402	462,026
Corpay, Inc. (a)	4,599	1,418,976
Discover Financial Services	15,928	2,088,002
Everest Group Ltd.	2,775	1,103,063
FactSet Research Systems, Inc.	2,444	1,110,529
Fidelity National Information Services, Inc.	37,618	2,790,503
Fifth Third Bancorp	43,386	1,614,393
Fiserv, Inc. (a)	38,215	6,107,521
Franklin Resources, Inc.	19,118	537,407
Global Payments, Inc.	16,545	2,211,405
Globe Life, Inc.	5,424	631,191
Goldman Sachs Group, Inc.	20,743	8,664,144
Hartford Financial Services Group, Inc.	19,078	1,965,988
Huntington Bancshares, Inc.	92,697	1,293,123
Intercontinental Exchange, Inc.	36,426	5,006,025
Invesco Ltd.	28,956	480,380

The accompanying notes are an integral part of the financial statements.
72

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jack Henry & Associates, Inc.	4,697	$816,010
JP Morgan Chase & Co.	184,152	36,885,646
KeyCorp.	59,657	943,177
Loews Corp.	11,681	914,506
M&T Bank Corp.	10,583	1,539,192
MarketAxess Holdings, Inc.	2,414	529,270
Marsh & McLennan Cos., Inc.	31,340	6,455,413
Mastercard, Inc. Class A	52,553	25,307,948
MetLife, Inc.	39,103	2,897,923
Moody’s Corp.	10,025	3,940,126
Morgan Stanley	79,801	7,514,062
MSCI, Inc.	5,036	2,822,426
Nasdaq, Inc.	24,204	1,527,272
Northern Trust Corp.	12,999	1,155,871
PayPal Holdings, Inc. (a)	68,268	4,573,273
PNC Financial Services Group, Inc.	25,354	4,097,206
Principal Financial Group, Inc.	13,972	1,205,923
Progressive Corp.	37,283	7,710,870
Prudential Financial, Inc.	22,961	2,695,621
Raymond James Financial, Inc.	11,926	1,531,537
Regions Financial Corp.	58,857	1,238,351
S&P Global, Inc.	20,466	8,707,260
State Street Corp.	19,233	1,487,096
Synchrony Financial	25,917	1,117,541
T. Rowe Price Group, Inc.	14,262	1,738,823
Travelers Cos., Inc.	14,503	3,337,720
Truist Financial Corp.	85,253	3,323,162
US Bancorp	99,179	4,433,301
Visa, Inc. Class A	100,745	28,115,915
W. R. Berkley Corp.	12,910	1,141,760
Wells Fargo & Co.	229,241	13,286,808
Willis Towers Watson PLC	6,549	1,800,975
		369,387,540
Health Care — 12.3%
Abbott Laboratories	110,645	12,575,911
AbbVie, Inc.	112,526	20,490,985
Agilent Technologies, Inc.	18,666	2,716,090
Align Technology, Inc. (a)	4,537	1,487,773
Amgen, Inc.	34,053	9,681,949
Baxter International, Inc.	32,177	1,375,245
Becton Dickinson & Co.	18,403	4,553,822
Bio-Rad Laboratories, Inc. Class A (a)	1,305	451,360
Bio-Techne Corp.	10,046	707,138
Biogen, Inc. (a)	9,230	1,990,265
Boston Scientific Corp. (a)	93,419	6,398,267
Bristol-Myers Squibb Co.	129,614	7,028,967
Cardinal Health, Inc.	15,494	1,733,779
Catalent, Inc. (a)	11,513	649,909

	Number of Shares	Value
Cencora, Inc.	10,547	$ 2,562,816
Centene Corp. (a)	34,000	2,668,320
Charles River Laboratories International, Inc. (a)	3,268	885,465
Cigna Group	18,632	6,766,956
The Cooper Cos., Inc.	12,659	1,284,382
CVS Health Corp.	80,161	6,393,641
Danaher Corp.	41,886	10,459,772
DaVita, Inc. (a)	3,511	484,694
DENTSPLY SIRONA, Inc.	13,274	440,564
Dexcom, Inc. (a)	24,557	3,406,056
Edwards Lifesciences Corp. (a)	38,633	3,691,769
Elevance Health, Inc.	14,972	7,763,581
Eli Lilly & Co.	50,794	39,515,700
GE HealthCare Technologies, Inc. (a)	26,975	2,452,297
Gilead Sciences, Inc.	79,414	5,817,075
HCA Healthcare, Inc.	12,617	4,208,148
Henry Schein, Inc. (a)	8,297	626,589
Hologic, Inc. (a)	14,952	1,165,658
Humana, Inc.	7,785	2,699,215
IDEXX Laboratories, Inc. (a)	5,293	2,857,849
Illumina, Inc. (a)	10,112	1,388,580
Incyte Corp. (a)	11,849	675,038
Insulet Corp. (a)	4,450	762,730
Intuitive Surgical, Inc. (a)	22,466	8,965,956
IQVIA Holdings, Inc. (a)	11,659	2,948,445
Johnson & Johnson	153,339	24,256,696
Laboratory Corp. of America Holdings	5,437	1,187,767
McKesson Corp.	8,370	4,493,435
Medtronic PLC	84,606	7,373,413
Merck & Co., Inc.	161,413	21,298,445
Mettler-Toledo International, Inc. (a)	1,368	1,821,205
Moderna, Inc. (a)	21,130	2,251,613
Molina Healthcare, Inc. (a)	3,668	1,506,924
Pfizer, Inc.	360,025	9,990,694
Quest Diagnostics, Inc.	7,071	941,221
Regeneron Pharmaceuticals, Inc. (a)	6,729	6,476,595
ResMed, Inc.	9,369	1,855,343
Revvity, Inc.	7,861	825,405
STERIS PLC	6,294	1,415,017
Stryker Corp.	21,557	7,714,604
Teleflex, Inc.	2,993	676,927
Thermo Fisher Scientific, Inc.	24,601	14,298,347
UnitedHealth Group, Inc.	58,916	29,145,745
Universal Health Services, Inc. Class B	3,886	709,040

The accompanying notes are an integral part of the financial statements.
73

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	16,415	$ 6,861,634
Viatris, Inc.	76,442	912,717
Waters Corp. (a)	3,766	1,296,370
West Pharmaceutical Services, Inc.	4,701	1,860,233
Zimmer Biomet Holdings, Inc.	13,312	1,756,918
Zoetis, Inc.	29,277	4,953,961
		348,613,025
Industrials — 8.7%
3M Co.	35,327	3,747,135
A.O. Smith Corp.	7,824	699,935
Allegion PLC	5,592	753,298
American Airlines Group, Inc. (a)	41,527	637,439
AMETEK, Inc.	14,739	2,695,763
Automatic Data Processing, Inc.	26,167	6,534,947
Axon Enterprise, Inc. (a)	4,522	1,414,843
Boeing Co. (a)	36,533	7,050,504
Broadridge Financial Solutions, Inc.	7,502	1,536,860
Builders FirstSource, Inc. (a)	7,857	1,638,577
C.H. Robinson Worldwide, Inc.	7,377	561,685
Carrier Global Corp.	53,424	3,105,537
Caterpillar, Inc.	32,428	11,882,592
Cintas Corp.	5,489	3,771,108
Copart, Inc. (a)	55,748	3,228,924
CSX Corp.	126,040	4,672,303
Cummins, Inc.	8,681	2,557,857
Dayforce, Inc. (a)	9,922	656,936
Deere & Co.	16,586	6,812,534
Delta Air Lines, Inc.	40,570	1,942,086
Dover Corp.	8,911	1,578,940
Eaton Corp. PLC	25,473	7,964,898
Emerson Electric Co.	36,359	4,123,838
Equifax, Inc.	7,825	2,093,344
Expeditors International of Washington, Inc.	9,356	1,137,409
Fastenal Co.	36,420	2,809,439
FedEx Corp.	14,644	4,242,953
Fortive Corp.	22,339	1,921,601
Generac Holdings, Inc. (a)	3,983	502,416
General Dynamics Corp.	14,462	4,085,370
General Electric Co.	69,339	12,171,075
Honeywell International, Inc.	42,020	8,624,605
Howmet Aerospace, Inc.	24,859	1,701,101
Hubbell, Inc.	3,416	1,417,811
Huntington Ingalls Industries, Inc.	2,522	735,087
IDEX Corp.	4,865	1,187,157
Illinois Tool Works, Inc.	17,320	4,647,476
Ingersoll Rand, Inc.	25,733	2,443,348
Jacobs Solutions, Inc.	8,004	1,230,455

	Number of Shares	Value
JB Hunt Transport Services, Inc.	5,236	$1,043,273
Johnson Controls International PLC	43,277	2,826,854
L3Harris Technologies, Inc.	12,020	2,561,462
Leidos Holdings, Inc.	8,748	1,146,775
Lockheed Martin Corp.	13,699	6,231,264
Masco Corp.	13,999	1,104,241
Nordson Corp.	3,485	956,772
Norfolk Southern Corp.	14,344	3,655,855
Northrop Grumman Corp.	8,984	4,300,281
Old Dominion Freight Line, Inc.	11,382	2,496,186
Otis Worldwide Corp.	25,944	2,575,461
PACCAR, Inc.	33,319	4,127,891
Parker-Hannifin Corp.	8,180	4,546,362
Paychex, Inc.	20,382	2,502,910
Paycom Software, Inc.	3,061	609,170
Pentair PLC	10,529	899,598
Quanta Services, Inc.	9,230	2,397,954
Republic Services, Inc.	13,005	2,489,677
Robert Half, Inc.	6,667	528,560
Rockwell Automation, Inc.	7,282	2,121,465
Rollins, Inc.	17,885	827,539
RTX Corp.	84,517	8,242,943
Snap-on, Inc.	3,393	1,005,074
Southwest Airlines Co.	38,062	1,111,030
Stanley Black & Decker, Inc.	9,766	956,384
Textron, Inc.	12,598	1,208,526
Trane Technologies PLC	14,495	4,351,399
TransDigm Group, Inc.	3,542	4,362,327
Uber Technologies, Inc. (a)	131,082	10,092,003
Union Pacific Corp.	38,842	9,552,413
United Airlines Holdings, Inc. (a)	20,959	1,003,517
United Parcel Service, Inc. Class B	46,078	6,848,573
United Rentals, Inc.	4,280	3,086,351
Veralto Corp.	13,981	1,239,555
Verisk Analytics, Inc.	9,185	2,165,180
W.W. Grainger, Inc.	2,826	2,874,890
Waste Management, Inc.	23,347	4,976,413
Westinghouse Air Brake Technologies Corp.	11,385	1,658,567
Xylem, Inc.	15,356	1,984,609
		247,188,490
Information Technology — 29.2%
Accenture PLC Class A	39,964	13,851,922
Adobe, Inc. (a)	28,792	14,528,443
Advanced Micro Devices, Inc. (a)	102,934	18,578,558
Akamai Technologies, Inc. (a)	9,717	1,056,821
Amphenol Corp. Class A	38,308	4,418,828

The accompanying notes are an integral part of the financial statements.
74

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Analog Devices, Inc.	31,584	$6,246,999
ANSYS, Inc. (a)	5,522	1,917,017
Apple, Inc.	924,603	158,550,922
Applied Materials, Inc.	53,001	10,930,396
Arista Networks, Inc. (a)	16,076	4,661,718
Autodesk, Inc. (a)	13,627	3,548,743
Broadcom, Inc.	28,031	37,152,568
Cadence Design Systems, Inc. (a)	17,340	5,397,595
CDW Corp.	8,533	2,182,571
Cisco Systems, Inc.	258,836	12,918,505
Cognizant Technology Solutions Corp. Class A	31,722	2,324,905
Corning, Inc.	48,911	1,612,107
Enphase Energy, Inc. (a)	8,648	1,046,235
EPAM Systems, Inc. (a)	3,685	1,017,650
F5, Inc. (a)	3,737	708,498
Fair Isaac Corp. (a)	1,583	1,978,133
First Solar, Inc. (a)	6,849	1,156,111
Fortinet, Inc. (a)	40,599	2,773,318
Gartner, Inc. (a)	4,965	2,366,666
Gen Digital, Inc.	35,702	799,725
Hewlett Packard Enterprise Co.	82,808	1,468,186
HP, Inc.	55,862	1,688,150
Intel Corp.	269,083	11,885,396
International Business Machines Corp.	58,285	11,130,104
Intuit, Inc.	17,831	11,590,150
Jabil, Inc.	8,124	1,088,210
Juniper Networks, Inc.	20,424	756,913
Keysight Technologies, Inc. (a)	11,126	1,739,884
KLA Corp.	8,614	6,017,482
Lam Research Corp.	8,351	8,113,581
Microchip Technology, Inc.	34,422	3,087,998
Micron Technology, Inc.	70,317	8,289,671
Microsoft Corp.	473,306	199,129,300
Monolithic Power Systems, Inc.	3,048	2,064,776
Motorola Solutions, Inc.	10,587	3,758,173
NetApp, Inc.	13,124	1,377,626
NVIDIA Corp.	157,335	142,161,613
NXP Semiconductors NV	16,409	4,065,658
ON Semiconductor Corp. (a)	27,213	2,001,516
Oracle Corp.	101,559	12,756,826
Palo Alto Networks, Inc. (a)	20,084	5,706,467
PTC, Inc. (a)	7,621	1,439,912
Qorvo, Inc. (a)	6,150	706,204
QUALCOMM, Inc.	71,087	12,035,029
Roper Technologies, Inc.	6,796	3,811,469
Salesforce, Inc.	61,660	18,570,759
Seagate Technology Holdings PLC	12,402	1,154,006
ServiceNow, Inc. (a)	13,072	9,966,093

	Number of Shares	Value
Skyworks Solutions, Inc.	10,242	$1,109,413
Super Micro Computer, Inc. (a)	3,207	3,239,166
Synopsys, Inc. (a)	9,713	5,550,979
TE Connectivity Ltd.	19,670	2,856,871
Teledyne Technologies, Inc. (a)	3,028	1,299,981
Teradyne, Inc.	9,647	1,088,471
Texas Instruments, Inc.	57,920	10,090,243
Trimble, Inc. (a)	15,799	1,016,824
Tyler Technologies, Inc. (a)	2,663	1,131,802
VeriSign, Inc. (a)	5,614	1,063,909
Western Digital Corp. (a)	20,636	1,408,201
Zebra Technologies Corp. Class A (a)	3,272	986,312
		830,128,278
Materials — 2.3%
Air Products & Chemicals, Inc.	14,160	3,430,543
Albemarle Corp. (b)	7,475	984,757
Amcor PLC	90,900	864,459
Avery Dennison Corp.	5,145	1,148,621
Ball Corp.	19,974	1,345,449
Celanese Corp.	6,421	1,103,513
CF Industries Holdings, Inc.	12,185	1,013,914
Corteva, Inc.	44,702	2,577,964
Dow, Inc.	44,616	2,584,605
DuPont de Nemours, Inc.	27,397	2,100,528
Eastman Chemical Co.	7,472	748,844
Ecolab, Inc.	16,165	3,732,498
FMC Corp.	7,779	495,522
Freeport-McMoRan, Inc.	91,342	4,294,901
International Flavors & Fragrances, Inc.	16,261	1,398,283
International Paper Co.	22,041	860,040
Linde PLC	30,887	14,341,452
LyondellBasell Industries NV Class A	16,304	1,667,573
Martin Marietta Materials, Inc.	3,937	2,417,082
Mosaic Co.	20,606	668,871
Newmont Corp.	73,412	2,631,086
Nucor Corp.	15,685	3,104,061
Packaging Corp. of America	5,635	1,069,410
PPG Industries, Inc.	15,034	2,178,427
Sherwin-Williams Co.	14,987	5,205,435
Steel Dynamics, Inc.	9,731	1,442,426
Vulcan Materials Co.	8,464	2,309,995
Westrock Co.	16,368	809,398
		66,529,657
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc.	10,094	1,301,218

The accompanying notes are an integral part of the financial statements.
75

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
American Tower Corp.	29,688	$5,866,052
AvalonBay Communities, Inc.	9,036	1,676,720
Boston Properties, Inc.	9,197	600,656
Camden Property Trust	6,828	671,875
CBRE Group, Inc. Class A (a)	18,943	1,842,017
CoStar Group, Inc. (a)	25,920	2,503,872
Crown Castle, Inc.	27,641	2,925,247
Digital Realty Trust, Inc.	19,272	2,775,939
Equinix, Inc.	5,989	4,942,901
Equity Residential	21,986	1,387,537
Essex Property Trust, Inc.	4,090	1,001,273
Extra Space Storage, Inc.	13,405	1,970,535
Federal Realty Investment Trust	4,609	470,671
Healthpeak Properties, Inc.	45,364	850,575
Host Hotels & Resorts, Inc.	44,935	929,256
Invitation Homes, Inc.	36,898	1,313,938
Iron Mountain, Inc.	18,599	1,491,826
Kimco Realty Corp.	42,373	830,935
Mid-America Apartment Communities, Inc.	7,520	989,482
Prologis, Inc.	58,884	7,667,875
Public Storage	10,117	2,934,537
Realty Income Corp.	53,132	2,874,441
Regency Centers Corp.	10,456	633,215
SBA Communications Corp.	6,849	1,484,178
Simon Property Group, Inc.	20,760	3,248,732
UDR, Inc.	19,495	729,308
Ventas, Inc.	25,356	1,104,000
VICI Properties, Inc.	65,898	1,963,101
Welltower, Inc.	35,255	3,294,227
Weyerhaeuser Co.	46,484	1,669,240
		63,945,379
Utilities — 2.2%
AES Corp.	42,654	764,786
Alliant Energy Corp.	16,042	808,517
Ameren Corp.	16,749	1,238,756
American Electric Power Co., Inc.	33,594	2,892,443
American Water Works Co., Inc.	12,364	1,511,004
Atmos Energy Corp.	9,622	1,143,767
CenterPoint Energy, Inc.	40,208	1,145,526
CMS Energy Corp.	18,694	1,127,996
Consolidated Edison, Inc.	21,990	1,996,912
Constellation Energy Corp.	20,344	3,760,588
Dominion Energy, Inc.	53,094	2,611,694
DTE Energy Co.	13,151	1,474,753
Duke Energy Corp.	49,111	4,749,525
Edison International	24,433	1,728,146
Entergy Corp.	13,556	1,432,598
Evergy, Inc.	14,633	781,110

	Number of Shares	Value
Eversource Energy	22,251	$1,329,942
Exelon Corp.	63,271	2,377,091
FirstEnergy Corp.	33,041	1,276,043
NextEra Energy, Inc.	130,724	8,354,571
NiSource, Inc.	26,334	728,398
NRG Energy, Inc.	14,381	973,450
PG&E Corp.	135,901	2,277,701
Pinnacle West Capital Corp.	7,223	539,775
PPL Corp.	47,364	1,303,931
Public Service Enterprise Group, Inc.	31,742	2,119,731
Sempra	40,214	2,888,572
Southern Co.	69,471	4,983,850
WEC Energy Group, Inc.	19,975	1,640,347
Xcel Energy, Inc.	35,045	1,883,669
		61,845,192
TOTAL COMMON STOCK (Cost $1,336,401,703)		2,807,919,443
TOTAL EQUITIES (Cost $1,336,401,703)		2,807,919,443
TOTAL LONG-TERM INVESTMENTS
(Cost $1,336,401,703)		2,807,919,443
	Principal Amount
Short-Term Investments — 1.1%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$ 29,093,131	29,093,131
U.S. Treasury Bill — 0.1%
U.S. Treasury Bills
5.277% 4/11/24 (d) (e)	6,000	5,991
5.308% 4/11/24 (d) (e)	65,000	64,905
5.323% 4/11/24 (d) (e)	40,000	39,942
5.328% 4/11/24 (d) (e)	50,000	49,927
5.330% 4/11/24 (d) (e)	85,000	84,876
5.331% 4/11/24 (d) (e)	15,000	14,978
5.332% 4/11/24 (d) (e)	40,000	39,942
5.339% 4/11/24 (d) (e)	120,000	119,825
5.342% 4/11/24 (d) (e)	315,000	314,542
5.345% 4/11/24 (d) (e)	140,000	139,796
5.345% 4/11/24 (d) (e)	330,000	329,520
5.350% 4/11/24 (d) (e)	5,000	4,993
5.358% 4/11/24 (d) (e)	25,000	24,964
5.362% 4/11/24 (d) (e)	165,000	164,760
5.365% 4/11/24 (d) (e)	5,000	4,993
5.366% 4/11/24 (d) (e)	10,000	9,985
5.379% 4/11/24 (d) (e)	40,000	39,942

The accompanying notes are an integral part of the financial statements.
76

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.390% 4/11/24 (d) (e)	$25,000	$24,964
7.388% 4/11/24 (d) (e)	55,000	54,920
		1,533,765
TOTAL SHORT-TERM INVESTMENTS (Cost $30,636,632)		30,626,896
TOTAL INVESTMENTS — 99.9%
(Cost $1,367,038,335) (f)		2,838,546,339
Other Assets/ (Liabilities) — 0.1%		2,072,753
NET ASSETS — 100.0%		$2,840,619,092

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,521,763 or 0.05% of net assets. The Fund received $1,552,815 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $29,098,303. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $29,675,053.

(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	6/21/24	120	$ 31,426,408	$ 424,592

The accompanying notes are an integral part of the financial statements.
77

MassMutual Equity Opportunities Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 97.4%
Communication Services — 1.6%
News Corp. Class A	223,400	$5,848,612
News Corp. Class B	53,200	1,439,592
Walt Disney Co.	27,900	3,413,844
		10,702,048
Consumer Discretionary — 8.8%
Las Vegas Sands Corp.	65,000	3,360,500
McDonald’s Corp.	64,285	18,125,156
NIKE, Inc. Class B	124,017	11,655,117
TJX Cos., Inc.	246,283	24,978,022
		58,118,795
Consumer Staples — 11.5%
Coca-Cola Co.	125,879	7,701,277
Colgate-Palmolive Co.	188,000	16,929,400
Conagra Brands, Inc.	106,100	3,144,804
Kenvue, Inc.	162,300	3,482,958
Kimberly-Clark Corp.	33,200	4,294,420
PepsiCo, Inc.	104,534	18,294,495
Philip Morris International, Inc.	41,000	3,756,420
Procter & Gamble Co.	112,998	18,333,926
		75,937,700
Energy — 2.6%
ConocoPhillips	23,300	2,965,624
EOG Resources, Inc.	28,800	3,681,792
TotalEnergies SE	121,300	8,340,589
TotalEnergies SE Sponsored ADR	33,200	2,285,156
		17,273,161
Financials — 20.8%
American Express Co.	103,330	23,527,208
American International Group, Inc.	83,100	6,495,927
Charles Schwab Corp.	62,700	4,535,718
Chubb Ltd.	101,747	26,365,700
Equitable Holdings, Inc.	117,300	4,458,573
Fifth Third Bancorp	193,200	7,188,972
Marsh & McLennan Cos., Inc.	90,735	18,689,595
Mastercard, Inc. Class A	19,998	9,630,437
US Bancorp	105,400	4,711,380
Visa, Inc. Class A	75,151	20,973,141
Wells Fargo & Co.	175,900	10,195,164
		136,771,815
Health Care — 15.8%
AbbVie, Inc.	10,800	1,966,680
Becton Dickinson & Co.	23,600	5,839,820

	Number of Shares	Value
Danaher Corp.	92,350	$23,061,642
Elevance Health, Inc.	19,530	10,127,086
Johnson & Johnson	16,300	2,578,497
Medtronic PLC	124,807	10,876,930
Sanofi SA ADR	59,900	2,911,140
Stryker Corp.	51,778	18,529,793
UnitedHealth Group, Inc.	44,308	21,919,168
Viatris, Inc.	194,800	2,325,912
Zimmer Biomet Holdings, Inc.	32,300	4,262,954
		104,399,622
Industrials — 13.2%
Boeing Co. (a)	19,800	3,821,202
General Electric Co.	44,100	7,740,873
Honeywell International, Inc.	90,488	18,572,662
L3Harris Technologies, Inc.	28,300	6,030,730
Lockheed Martin Corp.	16,493	7,502,171
Norfolk Southern Corp.	24,500	6,244,315
Northrop Grumman Corp.	47,996	22,973,766
Stanley Black & Decker, Inc.	52,000	5,092,360
Union Pacific Corp.	36,113	8,881,270
		86,859,349
Information Technology — 12.2%
Accenture PLC Class A	51,800	17,954,398
Microsoft Corp.	68,192	28,689,738
QUALCOMM, Inc.	60,900	10,310,370
Samsung Electronics Co. Ltd.	56,800	3,400,890
Texas Instruments, Inc.	116,852	20,356,787
		80,712,183
Materials — 4.6%
CF Industries Holdings, Inc.	66,000	5,491,860
International Paper Co.	72,100	2,813,342
Linde PLC	46,857	21,756,642
		30,061,844
Real Estate — 4.5%
American Tower Corp.	107,551	21,251,002
Equity Residential	67,200	4,240,992
Weyerhaeuser Co.	120,800	4,337,928
		29,829,922
Utilities — 1.8%
Dominion Energy, Inc.	87,200	4,289,368
Southern Co.	106,000	7,604,440
		11,893,808
TOTAL COMMON STOCK (Cost $494,733,699)		642,560,247

The accompanying notes are an integral part of the financial statements.
78

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.6%
Consumer Discretionary — 0.6%
Dr Ing hc F Porsche AG 1.094% (b)	20,700	$2,060,551
Volkswagen AG 7.162%	12,600	1,671,067
		3,731,618
TOTAL PREFERRED STOCK (Cost $4,200,147)		3,731,618
TOTAL EQUITIES (Cost $498,933,846)		646,291,865
TOTAL LONG-TERM INVESTMENTS
(Cost $498,933,846)		646,291,865
Short-Term Investments — 1.9%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	168	168
	Principal Amount
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$12,456,568	12,456,568
TOTAL SHORT-TERM INVESTMENTS (Cost $12,456,736)		12,456,736
TOTAL INVESTMENTS — 99.9% (Cost $511,390,582) (d)		658,748,601
Other Assets/ (Liabilities) — 0.1%		652,773
NET ASSETS — 100.0%		$659,401,374

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $2,060,551 or 0.31% of net assets.

(c)
Maturity value of $12,458,782. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $12,705,867.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
79

MassMutual Fundamental Growth Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.4%
Common Stock — 98.4%
Communication Services — 4.5%
Live Nation Entertainment, Inc. (a)	1,180	$124,808
Pinterest, Inc. Class A (a)	8,700	301,629
Spotify Technology SA (a)	1,533	404,559
Take-Two Interactive Software, Inc. (a)	1,914	284,210
		1,115,206
Consumer Discretionary — 10.8%
Aptiv PLC (a)	1,365	108,722
Chipotle Mexican Grill, Inc. (a)	77	223,821
DoorDash, Inc., Class A (a)	2,440	336,037
DraftKings, Inc. Class A (a)	11,292	512,770
Expedia Group, Inc. (a)	725	99,869
Hilton Worldwide Holdings, Inc.	1,090	232,508
Lululemon Athletica, Inc. (a)	238	92,975
On Holding AG, Class A (a)	6,730	238,107
Ross Stores, Inc.	5,387	790,596
		2,635,405
Consumer Staples — 3.8%
Celsius Holdings, Inc. (a)	2,557	212,026
Constellation Brands, Inc. Class A	1,010	274,478
elf Beauty, Inc. (a)	990	194,070
Freshpet, Inc. (a)	2,241	259,642
		940,216
Energy — 3.3%
Cheniere Energy, Inc.	2,421	390,459
Devon Energy Corp.	2,985	149,787
Diamondback Energy, Inc.	775	153,582
Halliburton Co.	2,730	107,617
		801,445
Financials — 7.9%
American International Group, Inc.	2,985	233,337
Ares Management Corp. Class A	4,846	644,421
Arthur J Gallagher & Co.	620	155,025
First Citizens BancShares, Inc. Class A	72	117,720
Global Payments, Inc.	1,595	213,188
MSCI, Inc.	379	212,410
Tradeweb Markets, Inc. Class A	3,581	373,033
		1,949,134
Health Care — 20.2%
Align Technology, Inc. (a)	1,688	553,529
Alnylam Pharmaceuticals, Inc. (a)	1,795	268,263
Ascendis Pharma AS ADR (a)	2,180	329,551

	Number of Shares	Value
Avantor, Inc. (a)	7,750	$198,167
The Cooper Cos., Inc.	2,162	219,356
Dexcom, Inc. (a)	2,420	335,654
Exact Sciences Corp. (a)	3,770	260,356
GE HealthCare Technologies, Inc. (a)	1,875	170,456
ICON PLC (a)	1,558	523,410
IDEXX Laboratories, Inc. (a)	486	262,406
Inspire Medical Systems, Inc. (a)	1,301	279,442
Insulet Corp. (a)	770	131,978
Legend Biotech Corp. ADR (a)	2,705	151,723
Masimo Corp. (a)	895	131,431
Molina Healthcare, Inc. (a)	884	363,174
Repligen Corp. (a)	2,166	398,371
Veeva Systems, Inc. Class A (a)	1,630	377,655
		4,954,922
Industrials — 18.5%
AMETEK, Inc.	1,165	213,078
Axon Enterprise, Inc. (a)	1,814	567,564
Builders FirstSource, Inc. (a)	2,878	600,207
BWX Technologies, Inc.	4,975	510,534
Clean Harbors, Inc. (a)	2,249	452,746
Copart, Inc. (a)	6,230	360,842
Dayforce, Inc. (a)	2,315	153,276
JB Hunt Transport Services, Inc.	975	194,269
Rockwell Automation, Inc.	875	254,914
TransDigm Group, Inc.	362	445,839
TransUnion	3,862	308,188
Vertiv Holdings Co. Class A	3,530	288,295
Waste Connections, Inc.	1,070	184,051
		4,533,803
Information Technology — 23.6%
Aspen Technology, Inc. (a)	1,736	370,254
CDW Corp.	3,175	812,101
Datadog, Inc. Class A (a)	1,435	177,366
Enphase Energy, Inc. (a)	880	106,462
Fair Isaac Corp. (a)	213	266,167
Gartner, Inc. (a)	1,339	638,261
HubSpot, Inc. (a)	895	560,771
Jabil, Inc.	840	112,518
KLA Corp.	273	190,710
MKS Instruments, Inc.	905	120,365
MongoDB, Inc. (a)	1,476	529,353
Nice Ltd. Sponsored ADR (a)	690	179,828
NXP Semiconductors NV	855	211,843
Palo Alto Networks, Inc. (a)	400	113,652
Procore Technologies, Inc. (a)	2,415	198,441
PTC, Inc. (a)	2,344	442,875

The accompanying notes are an integral part of the financial statements.
80

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Silicon Laboratories, Inc. (a)	2,080	$298,938
Western Digital Corp. (a)	1,825	124,538
Zebra Technologies Corp. Class A (a)	500	150,720
Zscaler, Inc. (a)	870	167,588
		5,772,751
Materials — 1.7%
Celanese Corp.	985	169,282
Vulcan Materials Co.	895	244,264
		413,546
Real Estate — 4.1%
CoStar Group, Inc. (a)	6,093	588,584
SBA Communications Corp.	1,891	409,779
		998,363
TOTAL COMMON STOCK (Cost $19,098,015)		24,114,791
TOTAL EQUITIES (Cost $19,098,015)		24,114,791
TOTAL LONG-TERM INVESTMENTS (Cost $19,098,015)		24,114,791
	Principal Amount
Short-Term Investments — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (b)	$ 358,088	358,088
TOTAL SHORT-TERM INVESTMENTS (Cost $358,088)		358,088
TOTAL INVESTMENTS — 99.9%
(Cost $19,456,103) (c)		24,472,879
Other Assets/ (Liabilities) — 0.1%		35,977
NET ASSETS — 100.0%		$24,508,856

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $358,151. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $365,333.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
81

MassMutual Blue Chip Growth Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 97.1%
Common Stock — 96.9%
Communication Services — 18.0%
Alphabet, Inc. Class A (a)	586,340	$88,496,296
Alphabet, Inc. Class C (a)	593,819	90,414,881
Meta Platforms, Inc. Class A	326,737	158,656,951
Netflix, Inc. (a)	130,360	79,171,539
Sea Ltd. ADR (a)	57,698	3,098,960
T-Mobile US, Inc.	80,387	13,120,766
Walt Disney Co.	327,734	40,101,532
		473,060,925
Consumer Discretionary — 14.1%
Alibaba Group Holding Ltd. Sponsored ADR	106,809	7,728,699
Amazon.com, Inc. (a)	1,054,092	190,137,115
Booking Holdings, Inc.	3,427	12,432,745
Carvana Co. (a)	81,910	7,200,708
Chipotle Mexican Grill, Inc. (a)	5,339	15,519,245
DoorDash, Inc., Class A (a)	33,593	4,626,428
Lululemon Athletica, Inc. (a)	11,416	4,459,660
NIKE, Inc. Class B	32,040	3,011,119
Ross Stores, Inc.	59,620	8,749,831
Starbucks Corp.	182,038	16,636,453
Tesla, Inc. (a)	429,092	75,430,083
TJX Cos., Inc.	61,920	6,279,927
Yum China Holdings, Inc.	104,423	4,154,991
Yum! Brands, Inc.	89,244	12,373,681
		368,740,685
Consumer Staples — 2.0%
Colgate-Palmolive Co.	39,270	3,536,263
Dollar General Corp.	60,053	9,371,871
Mondelez International, Inc. Class A	50,150	3,510,500
Monster Beverage Corp. (a)	537,575	31,867,446
Procter & Gamble Co.	20,479	3,322,718
		51,608,798
Energy — 0.2%
Schlumberger NV	93,377	5,117,993
Financials — 9.6%
Adyen NV ADR (a) (b)	216,565	3,662,114
Ant Group Balance Owed 2023 (Acquired 8/14/23, Cost $1,214,643) (a) (c) (d) (e)	1,214,643	1,225,089
Block, Inc. (a)	163,934	13,865,538
Charles Schwab Corp.	69,327	5,015,115
Chubb Ltd.	57,608	14,927,961
FactSet Research Systems, Inc.	33,978	15,439,264

	Number of Shares	Value
Fiserv, Inc. (a)	21,365	$3,414,554
Goldman Sachs Group, Inc.	9,223	3,852,355
Marsh & McLennan Cos., Inc.	41,901	8,630,768
Mastercard, Inc. Class A	78,059	37,590,873
Morgan Stanley	66,261	6,239,136
MSCI, Inc.	2,525	1,415,136
PayPal Holdings, Inc. (a)	148,674	9,959,671
S&P Global, Inc.	15,625	6,647,656
SEI Investments Co.	193,551	13,916,317
Visa, Inc. Class A (b)	374,986	104,651,093
		250,452,640
Health Care — 12.1%
Align Technology, Inc. (a)	3,154	1,034,260
AstraZeneca PLC Sponsored ADR	42,808	2,900,242
Danaher Corp.	34,526	8,621,833
Elevance Health, Inc.	11,330	5,875,058
Eli Lilly & Co.	64,816	50,424,255
Humana, Inc.	16,627	5,764,913
Illumina, Inc. (a)	95,821	13,158,140
Intuitive Surgical, Inc. (a)	95,572	38,141,829
Novartis AG Sponsored ADR	128,963	12,474,591
Novo Nordisk AS Sponsored ADR	193,863	24,892,009
Regeneron Pharmaceuticals, Inc. (a)	25,442	24,487,671
Roche Holding AG Sponsored ADR (b)	293,366	9,364,243
Stryker Corp.	24,369	8,720,934
Teleflex, Inc.	6,464	1,461,963
Thermo Fisher Scientific, Inc.	55,050	31,995,611
UnitedHealth Group, Inc.	78,348	38,758,756
Veeva Systems, Inc. Class A (a)	14,663	3,397,270
Vertex Pharmaceuticals, Inc. (a)	68,410	28,596,064
Zoetis, Inc.	37,845	6,403,752
		316,473,394
Industrials — 3.8%
Boeing Co. (a)	288,325	55,643,842
Cintas Corp.	4,131	2,838,121
Deere & Co.	15,902	6,531,587
Expeditors International of Washington, Inc.	128,954	15,676,938
General Electric Co.	52,150	9,153,890
Old Dominion Freight Line, Inc.	23,456	5,144,135
TransDigm Group, Inc.	3,186	3,923,878
Veralto Corp.	12,429	1,101,955
		100,014,346
Information Technology — 36.2%
Advanced Micro Devices, Inc. (a)	60,312	10,885,713
Apple, Inc.	657,565	112,759,246

The accompanying notes are an integral part of the financial statements.
82

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ASML Holding NV	19,591	$19,012,478
Atlassian Corp. Class A (a)	20,487	3,997,219
Autodesk, Inc. (a)	130,050	33,867,621
Bill Holdings, Inc. (a)	34,671	2,382,591
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $2,302,739) (a) (c) (d) (e)	1,351	1,441,059
Confluent, Inc. Class A (a)	66,175	2,019,661
Crowdstrike Holdings, Inc. Class A (a)	11,448	3,670,114
Datadog, Inc. Class A (a)	22,090	2,730,324
Fortinet, Inc. (a)	16,745	1,143,851
Gusto, Inc. (Acquired 10/04/21, Cost $765,943) (a) (c) (d) (e)	26,606	409,200
Intuit, Inc.	24,470	15,905,500
Lam Research Corp.	2,664	2,588,262
Microsoft Corp.	621,530	261,490,102
MongoDB, Inc. (a)	18,065	6,478,832
Monolithic Power Systems, Inc.	12,208	8,269,943
NVIDIA Corp.	257,338	232,520,323
Oracle Corp.	390,999	49,113,384
QUALCOMM, Inc.	124,831	21,133,888
Roper Technologies, Inc.	17,261	9,680,659
Salesforce, Inc.	130,566	39,323,868
ServiceNow, Inc. (a)	43,900	33,469,360
Shopify, Inc. Class A (a)	380,648	29,374,606
Snowflake, Inc. Class A (a)	14,931	2,412,850
Synopsys, Inc. (a)	30,313	17,323,879
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	41,214	5,607,165
TE Connectivity Ltd.	30,570	4,439,987
Texas Instruments, Inc.	12,479	2,173,967
Workday, Inc. Class A (a)	45,313	12,359,121
		947,984,773
Materials — 0.5%
Linde PLC	14,822	6,882,151
Sherwin-Williams Co.	19,040	6,613,163
		13,495,314
Utilities — 0.4%
Constellation Energy Corp.	58,480	10,810,028
TOTAL COMMON STOCK (Cost $1,405,529,882)		2,537,758,896
Preferred Stock — 0.2%
Information Technology — 0.2%
Canva, Inc., Series A, (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (c) (d) (e)	85	90,666

	Number of Shares	Value
Canva, Inc., Series A-3, (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (c) (d) (e)	10	$10,667
Databricks, Inc., Series G, (Acquired 2/01/21, Cost $815,183) (a) (c) (d) (e)	13,788	1,013,418
Databricks, Inc., Series H, (Acquired 8/31/21, Cost $2,202,319) (a) (c) (d) (e)	29,970	2,202,795
Gusto, Inc., Series E, (Acquired 7/13/21, Cost $1,117,484) (a) (c) (d) (e)	36,765	565,446
		3,882,992
TOTAL PREFERRED STOCK (Cost $4,296,922)		3,882,992
TOTAL EQUITIES (Cost $1,409,826,804)		2,541,641,888
	Principal Amount
Bonds & Notes — 0.1%
Corporate Debt — 0.1%
Retail — 0.1%
Carvana Co.
12.000% 12/01/28 (f)	$ 812,093	794,016
14.000% 6/01/31 (f)	1,454,184	1,461,640
13.000% 6/01/30 (f)	1,223,401	1,193,091
		3,448,747
TOTAL CORPORATE DEBT (Cost $3,813,039)		3,448,747
TOTAL BONDS & NOTES (Cost $3,813,039)		3,448,747
TOTAL LONG-TERM INVESTMENTS (Cost $1,413,639,843)		2,545,090,635
	Number of Shares
Short-Term Investments — 3.1%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	6,371,296	6,371,296
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	109	109

The accompanying notes are an integral part of the financial statements.
83

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (h)	$76,528,943	$76,528,943
TOTAL SHORT-TERM INVESTMENTS (Cost $82,900,348)		82,900,348
TOTAL INVESTMENTS — 100.3%
(Cost $1,496,540,191) (i)		2,627,990,983
Other Assets/ (Liabilities) — (0.3)%		(9,086,690)
NET ASSETS — 100.0%		$2,618,904,293

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $23,655,013 or 0.90% of net assets. The Fund received $17,880,419 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $6,958,340 or 0.27% of net assets.

(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $6,958,340 or 0.27% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $3,448,747 or 0.13% of net assets.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $76,542,548. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $78,059,610.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
84

MassMutual Growth Opportunities Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 97.9%
Common Stock — 97.9%
Communication Services — 8.4%
Alphabet, Inc. Class A (a)	27,594	$4,164,762
Meta Platforms, Inc. Class A	10,684	5,187,937
Netflix, Inc. (a)	3,159	1,918,556
Sea Ltd. ADR (a)	28,449	1,527,996
		12,799,251
Consumer Discretionary — 11.1%
Airbnb, Inc. Class A (a)	7,085	1,168,742
Amazon.com, Inc. (a)	67,951	12,257,001
DoorDash, Inc., Class A (a)	15,079	2,076,680
Floor & Decor Holdings, Inc. Class A (a) (b)	11,339	1,469,761
		16,972,184
Financials — 15.1%
Block, Inc. (a)	31,043	2,625,617
CME Group, Inc.	14,144	3,045,062
KKR & Co., Inc.	19,955	2,007,074
Mastercard, Inc. Class A	7,812	3,762,025
NU Holdings Ltd. Class A (a)	248,123	2,960,107
S&P Global, Inc.	5,086	2,163,839
Visa, Inc. Class A	23,694	6,612,521
		23,176,245
Health Care — 12.8%
10X Genomics, Inc. Class A (a)	18,788	705,114
Align Technology, Inc. (a)	2,934	962,117
Danaher Corp.	6,597	1,647,403
Dexcom, Inc. (a)	26,237	3,639,072
Edwards Lifesciences Corp. (a)	46,232	4,417,930
Eli Lilly & Co.	1,752	1,362,986
Intuitive Surgical, Inc. (a)	4,914	1,961,128
IQVIA Holdings, Inc. (a)	5,782	1,462,210
Ultragenyx Pharmaceutical, Inc. (a)	21,306	994,777
Veeva Systems, Inc. Class A (a)	10,347	2,397,296
		19,550,033
Industrials — 9.6%
Boeing Co. (a)	10,881	2,099,924
Canadian Pacific Kansas City Ltd. (b)	32,783	2,890,477
Copart, Inc. (a)	30,541	1,768,935
Uber Technologies, Inc. (a)	65,417	5,036,455
Waste Management, Inc.	13,514	2,880,509
		14,676,300
Information Technology — 38.0%
Advanced Micro Devices, Inc. (a)	12,045	2,174,002
ASML Holding NV	3,374	3,274,366
Atlassian Corp. Class A (a)	10,342	2,017,828

	Number of Shares	Value
Cloudflare, Inc. Class A (a)	8,855	$857,430
Datadog, Inc. Class A (a)	28,967	3,580,321
Entegris, Inc. (b)	15,718	2,209,008
Lam Research Corp.	2,324	2,257,929
Microsoft Corp.	36,146	15,207,345
NVIDIA Corp.	12,522	11,314,378
Okta, Inc. (a)	21,628	2,262,721
ServiceNow, Inc. (a)	9,114	6,948,513
Shopify, Inc. Class A (a)	24,612	1,899,308
Snowflake, Inc. Class A (a)	15,628	2,525,485
Workday, Inc. Class A (a)	6,092	1,661,593
		58,190,227
Materials — 1.9%
Corteva, Inc.	18,834	1,086,157
Linde PLC	3,994	1,854,494
		2,940,651
Real Estate — 1.0%
CoStar Group, Inc. (a)	16,739	1,616,987
TOTAL COMMON STOCK (Cost $102,764,175)		149,921,878
TOTAL EQUITIES (Cost $102,764,175)		149,921,878
TOTAL LONG-TERM INVESTMENTS (Cost $102,764,175)		149,921,878
Short-Term Investments — 4.1%
Investment of Cash Collateral from Securities Loaned — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,920,950	2,920,950

	Principal Amount
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$ 3,344,363	3,344,363
TOTAL SHORT-TERM INVESTMENTS (Cost $6,265,313)		6,265,313
TOTAL INVESTMENTS — 102.0%
(Cost $109,029,488) (e)		156,187,191
Other Assets/ (Liabilities) — (2.0)%		(3,074,294)
NET ASSETS — 100.0%		$153,112,897

The accompanying notes are an integral part of the financial statements.
85

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $4,431,674 or 2.89% of net assets. The Fund received $1,611,062 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $3,344,958. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $3,411,353.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
86

MassMutual Mid Cap Value Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 97.7%
Communication Services — 7.1%
Altice USA, Inc. Class A (a)	49,983	$130,456
BCE, Inc.	5,235	177,895
EchoStar Corp. Class A (a)	8,042	114,598
Electronic Arts, Inc.	3,815	506,136
Fox Corp. Class A	14,800	462,796
Fox Corp. Class B	5,072	145,161
IAC, Inc. (a)	9,017	480,967
Interpublic Group of Cos., Inc.	9,130	297,912
Liberty Broadband Corp. Class C (a)	9,300	532,239
Liberty Global Ltd. Class A (a)	29,800	504,216
Liberty Media Corp-Liberty Formula One Class C (a)	2,348	154,029
Liberty Media Corp-Liberty SiriusXM Class C (a)	18,402	546,723
Match Group, Inc. (a)	4,500	163,260
News Corp. Class A	11,600	303,688
Omnicom Group, Inc.	566	54,766
Spotify Technology SA (a)	246	64,919
TripAdvisor, Inc. (a)	3,338	92,763
Warner Bros Discovery, Inc. (a)	37,727	329,357
ZoomInfo Technologies, Inc. (a)	882	14,138
		5,076,019
Consumer Discretionary — 4.4%
Advance Auto Parts, Inc.	2,800	238,252
Aptiv PLC (a)	2,276	181,283
BorgWarner, Inc.	5,919	205,626
Cie Generale des Etablissements Michelin SCA Class A	2,191	84,003
Coupang, Inc. (a)	4,595	81,745
Crocs, Inc. (a)	475	68,305
Darden Restaurants, Inc.	790	132,048
Deckers Outdoor Corp. (a)	111	104,480
Etsy, Inc. (a)	1,675	115,106
Garmin Ltd.	2,391	355,948
Hilton Worldwide Holdings, Inc.	2,056	438,565
LKQ Corp.	7,100	379,211
Mattel, Inc. (a)	3,865	76,566
Mohawk Industries, Inc. (a)	1,195	156,414
Phinia, Inc.	1,321	50,766
PulteGroup, Inc.	689	83,107
Ross Stores, Inc.	614	90,111
Skechers USA, Inc. Class A (a)	438	26,832
Sodexo SA	983	84,284
Tapestry, Inc.	588	27,918

	Number of Shares	Value
Ulta Beauty, Inc. (a)	160	$83,661
Under Armour, Inc. Class A (a)	5,117	37,763
YETI Holdings, Inc. (a)	443	17,078
		3,119,072
Consumer Staples — 8.4%
Archer-Daniels-Midland Co.	6,800	427,108
Conagra Brands, Inc.	19,601	580,974
Dollar General Corp.	800	124,848
Dollar Tree, Inc. (a)	4,660	620,479
General Mills, Inc.	4,127	288,766
Heineken NV	1,941	187,026
Kellanova	1,317	75,451
Kenvue, Inc.	12,369	265,439
Kimberly-Clark Corp.	3,729	482,346
Koninklijke Ahold Delhaize NV	15,040	449,693
Kroger Co.	5,431	310,273
Performance Food Group Co. (a)	381	28,438
Pernod Ricard SA	764	123,531
Post Holdings, Inc. (a)	3,900	414,492
Seaboard Corp.	7	22,567
Tyson Foods, Inc. Class A	9,100	534,443
US Foods Holding Corp (a)	10,344	558,266
Walgreens Boots Alliance, Inc.	21,500	466,335
WK Kellogg Co.	570	10,716
		5,971,191
Energy — 6.4%
Baker Hughes Co.	21,042	704,907
Cheniere Energy, Inc.	546	88,059
Chesapeake Energy Corp. (b)	2,300	204,309
Coterra Energy, Inc.	4,529	126,269
Devon Energy Corp.	5,421	272,026
Enterprise Products Partners LP (c)	16,832	491,158
EQT Corp.	10,097	374,296
HF Sinclair Corp.	4,222	254,882
Kinder Morgan, Inc.	32,000	586,880
Marathon Oil Corp.	14,469	410,051
Noble Corp. PLC	4,500	218,205
Occidental Petroleum Corp.	4,562	296,484
Williams Cos., Inc.	13,700	533,889
		4,561,415
Financials — 15.7%
Aflac, Inc.	1,792	153,861
AllianceBernstein Holding LP (c)	2,026	70,383
Allstate Corp.	5,151	891,174
Ally Financial, Inc.	10,908	442,756
Ameriprise Financial, Inc.	298	130,655
Apollo Global Management, Inc.	753	84,675
Arch Capital Group Ltd. (a)	3,600	332,784

The accompanying notes are an integral part of the financial statements.
87

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Axis Capital Holdings Ltd.	302	$19,636
Bank of New York Mellon Corp.	8,888	512,127
Block, Inc. (a)	2,792	236,147
Coinbase Global, Inc. Class A (a)	486	128,848
Comerica, Inc.	2,108	115,919
Commerce Bancshares, Inc.	4,037	214,768
Corpay, Inc. (a)	1,300	401,102
Euronet Worldwide, Inc. (a)	657	72,224
Fidelity National Financial, Inc.	7,300	387,630
Fidelity National Information Services, Inc.	4,500	333,810
First Citizens BancShares, Inc. Class A	194	317,190
First Hawaiian, Inc.	6,551	143,860
First Horizon Corp.	16,149	248,695
Global Payments, Inc.	2,800	374,248
Hanover Insurance Group, Inc.	1,447	197,038
Hartford Financial Services Group, Inc.	4,186	431,367
LPL Financial Holdings, Inc.	342	90,356
Markel Group, Inc. (a)	300	456,444
MSCI, Inc.	569	318,896
Northern Trust Corp.	5,890	523,739
Old Republic International Corp.	5,400	165,888
PNC Financial Services Group, Inc.	812	131,219
Reinsurance Group of America, Inc.	3,681	709,991
Shift4 Payments, Inc. Class A (a)	934	61,709
State Street Corp.	3,305	255,543
Synchrony Financial	1,631	70,329
Synovus Financial Corp.	5,578	223,455
T. Rowe Price Group, Inc.	2,455	299,314
Tradeweb Markets, Inc. Class A	562	58,544
Truist Financial Corp.	9,205	358,811
US Bancorp	2,417	108,040
Westamerica BanCorp	2,470	120,734
Willis Towers Watson PLC	2,663	732,325
XP, Inc. Class A	8,395	215,416
Zions Bancorp NA	2,191	95,089
		11,236,739
Health Care — 13.2%
Agilent Technologies, Inc.	1,491	216,955
Align Technology, Inc. (a)	264	86,571
Baxter International, Inc.	6,505	278,024
Becton Dickinson & Co.	732	181,133
Bio-Rad Laboratories, Inc. Class A (a)	1,695	586,250
Cardinal Health, Inc.	3,944	441,334
Catalent, Inc. (a)	5,800	327,410
Cencora, Inc.	386	93,794

	Number of Shares	Value
Centene Corp. (a)	7,410	$581,537
DENTSPLY SIRONA, Inc.	4,369	145,007
Doximity, Inc. Class A (a)	1,836	49,407
Elanco Animal Health, Inc. (a)	15,110	245,991
Envista Holdings Corp. (a)	7,022	150,130
Fortrea Holdings, Inc. (a)	2,692	108,057
GE HealthCare Technologies, Inc. (a)	1,636	148,729
Henry Schein, Inc. (a)	6,380	481,817
Hologic, Inc. (a)	7,694	599,824
Incyte Corp. (a)	1,069	60,901
Jazz Pharmaceuticals PLC (a)	2,300	276,966
Koninklijke Philips NV (a) (b)	14,137	282,740
Laboratory Corp. of America Holdings	3,521	769,198
Neurocrine Biosciences, Inc. (a)	603	83,166
Organon & Co.	16,600	312,080
Perrigo Co. PLC	21,500	692,085
Quest Diagnostics, Inc.	3,576	476,001
Royalty Pharma PLC Class A	7,451	226,287
United Therapeutics Corp. (a)	275	63,173
Universal Health Services, Inc. Class B	1,969	359,264
Veeva Systems, Inc. Class A (a)	361	83,640
Viatris, Inc.	23,900	285,366
Zimmer Biomet Holdings, Inc.	5,592	738,032
		9,430,869
Industrials — 14.3%
Allison Transmission Holdings, Inc.	1,322	107,293
Atkore, Inc.	352	67,007
Beacon Roofing Supply, Inc. (a)	2,611	255,930
Builders FirstSource, Inc. (a)	700	145,985
Bunzl PLC	6,046	232,823
Carlisle Cos., Inc.	158	61,912
Cie de Saint-Gobain SA	2,348	182,077
Clarivate PLC (a) (b)	53,000	393,790
CNH Industrial NV	16,800	217,728
Cummins, Inc.	1,955	576,041
Curtiss-Wright Corp.	107	27,385
Delta Air Lines, Inc.	9,188	439,829
Donaldson Co., Inc.	770	57,504
Dover Corp.	405	71,762
EMCOR Group, Inc.	391	136,928
Emerson Electric Co.	3,179	360,562
Fortive Corp.	4,599	395,606
Gates Industrial Corp. PLC (a)	1,701	30,125
General Dynamics Corp.	340	96,047
Genpact Ltd.	478	15,750
Heartland Express, Inc.	6,873	82,064

The accompanying notes are an integral part of the financial statements.
88

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Howmet Aerospace, Inc.	6,187	$423,376
Huntington Ingalls Industries, Inc.	2,456	715,850
ITT, Inc.	1,868	254,104
Jacobs Solutions, Inc.	1,200	184,476
Johnson Controls International PLC	2,888	188,644
Kirby Corp. (a)	997	95,034
Leidos Holdings, Inc.	495	64,889
MSC Industrial Direct Co., Inc. Class A	1,915	185,832
Norfolk Southern Corp.	1,526	388,932
Oshkosh Corp.	1,802	224,727
PACCAR, Inc.	4,217	522,444
Parker-Hannifin Corp.	972	540,228
Paycom Software, Inc.	69	13,732
Republic Services, Inc.	3,111	595,570
Southwest Airlines Co.	9,761	284,924
SS&C Technologies Holdings, Inc.	911	58,641
Timken Co.	1,381	120,741
Trane Technologies PLC	1,643	493,229
United Airlines Holdings, Inc. (a)	3,136	150,152
Vertiv Holdings Co. Class A	3,716	303,486
Vinci SA	2,219	284,227
W.W. Grainger, Inc.	97	98,678
Woodward, Inc.	216	33,290
		10,179,354
Information Technology — 7.0%
Amdocs Ltd.	3,152	284,846
Cirrus Logic, Inc. (a)	1,866	172,717
Cognizant Technology Solutions Corp. Class A	1,525	111,767
Crowdstrike Holdings, Inc. Class A (a)	263	84,315
Datadog, Inc. Class A (a)	644	79,598
DocuSign, Inc. (a)	1,466	87,300
Dropbox, Inc. Class A (a)	1,020	24,786
Dynatrace, Inc. (a)	1,575	73,143
Elastic NV (a)	669	67,061
F5, Inc. (a)	1,584	300,310
Flex Ltd. (a)	6,400	183,104
Hewlett Packard Enterprise Co.	17,900	317,367
HP, Inc.	21,080	637,038
IPG Photonics Corp. (a)	478	43,350
Juniper Networks, Inc.	4,762	176,480
Keysight Technologies, Inc. (a)	1,926	301,188
Pure Storage, Inc. Class A (a)	1,892	98,365
Qorvo, Inc. (a)	2,669	306,481
Smartsheet, Inc. Class A (a)	1,772	68,222
TD SYNNEX Corp.	1,600	180,960

	Number of Shares	Value
TE Connectivity Ltd.	1,593	$231,367
Teradyne, Inc.	1,684	190,006
Twilio, Inc. Class A (a)	2,985	182,533
VeriSign, Inc. (a)	1,608	304,732
Vontier Corp.	10,502	476,371
Zscaler, Inc. (a)	178	34,288
		5,017,695
Materials — 5.0%
Akzo Nobel NV	3,577	266,796
Amcor PLC	18,031	171,475
Cleveland-Cliffs, Inc. (a)	8,157	185,490
Graphic Packaging Holding Co.	12,500	364,750
Louisiana-Pacific Corp.	2,700	226,557
LyondellBasell Industries NV Class A	3,819	390,607
Mosaic Co.	14,200	460,932
Nucor Corp.	1,772	350,679
Olin Corp.	4,900	288,120
Packaging Corp. of America	1,448	274,801
PPG Industries, Inc.	2,630	381,087
RPM International, Inc.	269	31,998
Sonoco Products Co.	3,350	193,764
		3,587,056
Real Estate — 5.3%
EastGroup Properties, Inc.	781	140,400
EPR Properties	587	24,918
Equity Residential	4,481	282,796
Essex Property Trust, Inc.	462	113,102
Gaming & Leisure Properties, Inc.	6,800	313,276
Healthpeak Properties, Inc.	23,280	436,500
Host Hotels & Resorts, Inc.	6,195	128,113
JBG SMITH Properties	18,143	291,195
Mid-America Apartment Communities, Inc.	2,016	265,265
NET Lease Office Properties	1,476	35,129
Public Storage	890	258,154
Realty Income Corp.	6,908	373,723
Regency Centers Corp.	4,112	249,023
Simon Property Group, Inc.	2,776	434,416
VICI Properties, Inc.	4,975	148,205
Weyerhaeuser Co.	9,047	324,878
		3,819,093
Utilities — 10.9%
CenterPoint Energy, Inc.	13,100	373,219
CMS Energy Corp.	3,764	227,120
Dominion Energy, Inc.	18,000	885,420
Duke Energy Corp.	3,860	373,301
Edison International	11,021	779,515

The accompanying notes are an integral part of the financial statements.
89

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Entergy Corp.	419	$44,280
Evergy, Inc.	17,227	919,577
Eversource Energy	10,011	598,357
Exelon Corp.	6,800	255,476
National Fuel Gas Co.	6,200	333,064
NiSource, Inc.	24,300	672,138
Northwestern Energy Group, Inc.	7,523	383,146
OGE Energy Corp.	18,419	631,772
ONE Gas, Inc.	2,415	155,840
PG&E Corp.	23,012	385,681
Pinnacle West Capital Corp.	3,152	235,549
Spire, Inc.	4,508	276,656
WEC Energy Group, Inc.	2,759	226,569
		7,756,680
TOTAL COMMON STOCK (Cost $63,474,820)		69,755,183
Preferred Stock — 0.3%
Consumer Staples — 0.3%
Henkel AG & Co. KGaA 2.487%	2,473	198,749
TOTAL PREFERRED STOCK (Cost $170,531)		198,749
TOTAL EQUITIES (Cost $63,645,351)		69,953,932
TOTAL LONG-TERM INVESTMENTS (Cost $63,645,351)		69,953,932
	Principal Amount
Short-Term Investments — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$ 1,174,070	1,174,070
TOTAL SHORT-TERM INVESTMENTS (Cost $1,174,070)		1,174,070
TOTAL INVESTMENTS — 99.6% (Cost $64,819,421) (e)		71,128,002
Other Assets/ (Liabilities) — 0.4%		304,926
NET ASSETS — 100.0%		$71,432,928

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $739,615 or 1.04% of net assets. The Fund received $763,155 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)
Maturity value of $1,174,279. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,197,664.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
90

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/28/24	USD	555,261	EUR	510,685	$ 2,378
Goldman Sachs & Co.	6/28/24	USD	151,693	CAD	205,801	(430)
JP Morgan Chase Bank N.A.	6/28/24	USD	515,348	EUR	474,051	2,126
Morgan Stanley & Co. LLC	6/28/24	USD	196,361	GBP	155,174	420
Morgan Stanley & Co. LLC	6/28/24	USD	515,624	EUR	474,051	2,402
						$ 6,896

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
91

MassMutual Small Cap Value Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.7%
Common Stock — 98.7%
Communication Services — 0.7%
Shutterstock, Inc.	6,382	$ 292,359
Consumer Discretionary — 12.1%
Adient PLC (a)	15,139	498,376
American Axle & Manufacturing Holdings, Inc. (a)	55,006	404,844
Aramark	10,634	345,818
Boot Barn Holdings, Inc. (a)	1,302	123,885
Century Communities, Inc.	2,678	258,427
Dave & Buster’s Entertainment, Inc. (a)	7,401	463,303
Five Below, Inc. (a)	1,218	220,921
Gentherm, Inc. (a)	8,915	513,326
Goodyear Tire & Rubber Co. (a)	22,355	306,934
Kontoor Brands, Inc.	5,372	323,663
Monro, Inc.	8,883	280,170
Oxford Industries, Inc.	2,490	279,876
Sonos, Inc. (a)	17,739	338,105
Tri Pointe Homes, Inc. (a)	8,632	333,713
Visteon Corp. (a)	2,358	277,324
Wyndham Hotels & Resorts, Inc.	3,718	285,356
		5,254,041
Consumer Staples — 5.1%
Darling Ingredients, Inc. (a)	12,784	594,584
Hain Celestial Group, Inc. (a)	53,324	419,127
Post Holdings, Inc. (a)	2,696	286,531
Spectrum Brands Holdings, Inc.	3,805	338,683
SunOpta, Inc. (a)	47,436	325,885
US Foods Holding Corp (a)	5,135	277,136
		2,241,946
Energy — 4.3%
Antero Resources Corp. (a)	6,906	200,274
Atlas Energy Solutions, Inc. (b)	25,232	570,748
Chesapeake Energy Corp. (b)	3,318	294,738
Chord Energy Corp.	2,184	389,276
Sitio Royalties Corp. Class A	16,163	399,549
		1,854,585
Financials — 18.8%
Assured Guaranty Ltd.	3,511	306,335
Bread Financial Holdings, Inc.	8,650	322,126
Burford Capital Ltd.	28,596	456,678
Cadence Bank	8,558	248,182
Columbia Banking System, Inc.	21,868	423,146
Eastern Bankshares, Inc.	12,998	179,112

	Number of Shares	Value
First Citizens BancShares, Inc. Class A	242	$ 395,670
Hancock Whitney Corp.	6,015	276,931
Houlihan Lokey, Inc.	2,047	262,405
International Bancshares Corp.	3,265	183,297
Kemper Corp.	6,028	373,254
Live Oak Bancshares, Inc.	14,466	600,484
NMI Holdings, Inc. Class A (a)	7,580	245,137
OFG Bancorp	17,999	662,543
ProAssurance Corp.	16,223	208,628
Reinsurance Group of America, Inc.	1,869	360,493
Seacoast Banking Corp. of Florida	10,386	263,700
SiriusPoint Ltd. (a)	21,066	267,749
Synovus Financial Corp.	6,128	245,488
Texas Capital Bancshares, Inc. (a)	10,597	652,245
Triumph Financial, Inc. (a)	8,242	653,755
Webster Financial Corp.	5,628	285,734
White Mountains Insurance Group Ltd.	158	283,499
		8,156,591
Health Care — 2.7%
AMN Healthcare Services, Inc. (a)	2,742	171,403
Haemonetics Corp. (a)	3,977	339,437
ICU Medical, Inc. (a)	2,162	232,026
Integra LifeSciences Holdings Corp. (a)	8,547	302,991
ModivCare, Inc. (a)	6,392	149,892
		1,195,749
Industrials — 24.6%
ACCO Brands Corp.	29,106	163,285
Air Lease Corp.	7,415	381,428
Air Transport Services Group, Inc. (a)	24,559	337,932
American Woodmark Corp. (a)	3,597	365,671
Brady Corp. Class A	5,667	335,940
DNOW, Inc. (a)	34,652	526,710
Enerpac Tool Group Corp.	23,550	839,793
Enviri Corp. (a)	49,960	457,134
Fortune Brands Innovations, Inc.	4,051	342,998
Generac Holdings, Inc. (a)	1,855	233,990
Gibraltar Industries, Inc. (a)	7,906	636,670
Greenbrier Cos., Inc.	15,139	788,742
Huron Consulting Group, Inc. (a)	2,125	205,318
Interface, Inc.	27,082	455,519
Janus International Group, Inc. (a)	16,304	246,680
Kennametal, Inc.	19,176	478,249
Kirby Corp. (a)	7,065	673,436

The accompanying notes are an integral part of the financial statements.
92

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Knight-Swift Transportation Holdings, Inc.	2,312	$ 127,206
Masonite International Corp. (a)	4,037	530,664
Maximus, Inc.	2,296	192,634
Middleby Corp. (a)	2,141	344,251
Ryder System, Inc.	2,332	280,283
Standex International Corp.	2,355	429,128
Sterling Check Corp. (a)	7,608	122,337
Vestis Corp.	18,630	359,000
WillScot Mobile Mini Holdings Corp. (a)	12,784	594,456
WNS Holdings Ltd. (a)	4,859	245,525
		10,694,979
Information Technology — 12.0%
ACI Worldwide, Inc. (a)	12,794	424,889
Belden, Inc.	3,873	358,678
Ciena Corp. (a)	12,616	623,861
Coherent Corp. (a)	16,717	1,013,384
CTS Corp.	5,515	258,047
Diodes, Inc. (a)	7,906	557,373
ePlus, Inc. (a)	3,463	271,984
Infinera Corp. (a) (b)	85,621	516,295
Knowles Corp. (a)	1,500	24,150
Perficient, Inc. (a)	4,147	233,435
Progress Software Corp.	6,411	341,770
Tower Semiconductor Ltd. (a)	18,335	613,306
		5,237,172
Materials — 11.0%
ATI, Inc. (a)	12,784	654,157
Axalta Coating Systems Ltd. (a)	10,059	345,929
Cabot Corp.	7,233	666,883
Element Solutions, Inc.	18,160	453,637
Ferroglobe PLC	62,912	313,302
HB Fuller Co.	3,460	275,900
Kaiser Aluminum Corp.	7,737	691,378
Materion Corp.	3,196	421,073
Mativ Holdings, Inc.	16,644	312,075
Sealed Air Corp.	6,963	259,024
TriMas Corp.	15,030	401,752
		4,795,110
Real Estate — 5.7%
Alexander & Baldwin, Inc.	10,475	172,523
Centerspace	3,634	207,647
Colliers International Group, Inc.	2,408	294,330
Independence Realty Trust, Inc.	17,187	277,226
Kimco Realty Corp.	14,952	293,209
LXP Industrial Trust	18,558	167,393
NETSTREIT Corp.	14,443	265,318

	Number of Shares	Value
Pebblebrook Hotel Trust	18,054	$ 278,212
Phillips Edison & Co., Inc.	6,180	221,677
PotlatchDeltic Corp.	6,252	293,969
		2,471,504
Utilities — 1.7%
ONE Gas, Inc.	4,261	274,962
PNM Resources, Inc.	5,126	192,943
Portland General Electric Co.	6,237	261,954
		729,859
TOTAL COMMON STOCK (Cost $36,502,838)		42,923,895
TOTAL EQUITIES (Cost $36,502,838)		42,923,895
TOTAL LONG-TERM INVESTMENTS (Cost $36,502,838)		42,923,895

	Principal Amount
Short-Term Investments — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$ 564,115	564,115
TOTAL SHORT-TERM INVESTMENTS (Cost $564,115)		564,115
TOTAL INVESTMENTS — 100.0%
(Cost $37,066,953) (d)		43,488,010
Other Assets/ (Liabilities) — (0.0)%		(4,870)
NET ASSETS — 100.0%		$43,483,140

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,147,353 or 2.64% of net assets. The Fund received $1,147,819 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $564,216. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $575,549.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
93

MassMutual Small Company Value Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.4%
Common Stock — 98.4%
Communication Services — 2.3%
Cable One, Inc.	1,129	$477,714
Criteo SA Sponsored ADR (a)	31,407	1,101,443
Entravision Communications Corp. Class A	51,956	85,208
Nexstar Media Group, Inc.	7,993	1,377,114
Townsquare Media, Inc. Class A	2,889	31,721
		3,073,200
Consumer Discretionary — 11.7%
Accel Entertainment, Inc. (a)	16,477	194,264
Adient PLC (a)	38,040	1,252,277
ADT, Inc.	142,871	960,093
AutoNation, Inc. (a)	6,710	1,111,042
BorgWarner, Inc.	33,409	1,160,629
Boyd Gaming Corp.	3,903	262,750
BRP, Inc. (b)	3,698	248,136
Brunswick Corp.	5,298	511,363
Cavco Industries, Inc. (a)	429	171,197
Citi Trends, Inc. (a)	26,643	722,824
Dana, Inc.	48,133	611,289
Dave & Buster’s Entertainment, Inc. (a)	5,425	339,605
Dine Brands Global, Inc.	15,675	728,574
Everi Holdings, Inc. (a)	22,697	228,105
Genesco, Inc. (a)	33,130	932,278
KB Home	16,139	1,143,932
Malibu Boats, Inc. Class A (a)	3,604	155,981
MarineMax, Inc. (a)	10,797	359,108
OneWater Marine, Inc. Class A (a) (b)	8,043	226,410
Papa John’s International, Inc.	3,761	250,483
Penske Automotive Group, Inc.	1,552	251,408
Red Robin Gourmet Burgers, Inc. (a) (b)	3,868	29,629
Skyline Champion Corp. (a)	6,869	583,934
Solo Brands, Inc. Class A (a) (b)	25,646	55,652
Tapestry, Inc.	15,246	723,880
Taylor Morrison Home Corp. (a)	20,626	1,282,318
Topgolf Callaway Brands Corp. (a)	9,228	149,217
Winnebago Industries, Inc.	18,281	1,352,794
		15,999,172
Consumer Staples — 1.9%
Edgewell Personal Care Co.	15,458	597,297
Nomad Foods Ltd.	64,581	1,263,204

	Number of Shares	Value
Spectrum Brands Holdings, Inc.	6,505	$579,010
Turning Point Brands, Inc.	5,056	148,141
		2,587,652
Energy — 9.2%
Cactus, Inc. Class A	35,455	1,775,941
ChampionX Corp.	63,529	2,280,056
Chord Energy Corp.	3,250	579,280
HF Sinclair Corp.	8,512	513,870
International Seaways, Inc.	14,888	792,042
Mach Natural Resources LP	9,061	174,877
Magnolia Oil & Gas Corp. Class A	89,432	2,320,760
Matador Resources Co.	25,587	1,708,444
Northern Oil & Gas, Inc.	49,979	1,983,167
Permian Resources Corp.	19,858	350,692
		12,479,129
Financials — 23.1%
1st Source Corp.	17,908	938,737
A-Mark Precious Metals, Inc. (b)	8,969	275,259
Ameris Bancorp	8,761	423,857
Associated Banc-Corp.	53,565	1,152,183
Axis Capital Holdings Ltd.	11,775	765,611
Axos Financial, Inc. (a)	1,642	88,734
Banc of California, Inc.	10,996	167,249
Bank of Marin Bancorp	19,976	334,998
BankUnited, Inc.	25,107	702,996
Berkshire Hills Bancorp, Inc.	41,313	946,894
Carter Bankshares, Inc. (a)	41,785	528,162
Columbia Banking System, Inc.	21,535	416,702
Comerica, Inc.	17,220	946,928
Compass Diversified Holdings	26,968	649,120
CVB Financial Corp.	25,900	462,056
Enact Holdings, Inc.	1,696	52,881
Euronet Worldwide, Inc. (a)	5,044	554,487
EVERTEC, Inc.	20,012	798,479
Federated Hermes, Inc.	32,096	1,159,308
Fidelis Insurance Holdings Ltd.	9,255	180,287
First BanCorp	89,210	1,564,743
First Busey Corp.	48,466	1,165,607
First Interstate BancSystem, Inc. Class A	11,902	323,853
First Merchants Corp.	4,377	152,757
FNB Corp.	59,146	833,959
Hamilton Insurance Group Ltd. Class B (a)	9,678	134,815
Hanover Insurance Group, Inc.	3,979	541,820
HarborOne Bancorp, Inc.	75,855	808,614
Heritage Financial Corp.	54,692	1,060,478

The accompanying notes are an integral part of the financial statements.
94

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home BancShares, Inc.	25,793	$633,734
Moelis & Co. Class A	14,506	823,506
Nicolet Bankshares, Inc.	9,132	785,261
Old National Bancorp	52,843	919,997
Origin Bancorp, Inc.	735	22,961
Pacific Premier Bancorp, Inc.	62,855	1,508,520
Patria Investments Ltd. Class A	8,269	122,712
Peoples Bancorp, Inc.	18,978	561,939
Popular, Inc.	2,992	263,565
Premier Financial Corp.	40,751	827,245
Provident Financial Services, Inc.	6,116	89,110
Repay Holdings Corp. (a)	12,142	133,562
SouthState Corp.	7,945	675,563
Texas Capital Bancshares, Inc. (a)	21,080	1,297,474
TriCo Bancshares	25,672	944,216
UMB Financial Corp.	5,275	458,872
Valley National Bancorp	27,187	216,409
Walker & Dunlop, Inc.	13,192	1,333,184
Webster Financial Corp.	10,781	547,351
WSFS Financial Corp.	28,400	1,281,976
		31,578,731
Health Care — 3.9%
Acadia Healthcare Co., Inc. (a)	7,259	575,058
AMN Healthcare Services, Inc. (a)	15,768	985,658
Embecta Corp.	15,366	203,907
Enovis Corp. (a)	3,912	244,304
Envista Holdings Corp. (a)	10,820	231,332
Fortrea Holdings, Inc. (a)	27,596	1,107,703
Integra LifeSciences Holdings Corp. (a)	29,344	1,040,245
Pediatrix Medical Group, Inc. (a)	94,980	952,649
		5,340,856
Industrials — 21.9%
ABM Industries, Inc.	26,799	1,195,771
Alaska Air Group, Inc. (a)	26,321	1,131,540
ArcBest Corp.	9,766	1,391,655
Atmus Filtration Technologies, Inc. (a)	8,753	282,284
Barrett Business Services, Inc.	875	110,880
Beacon Roofing Supply, Inc. (a)	6,578	644,776
Blue Bird Corp. (a)	45,604	1,748,457
BrightView Holdings, Inc. (a)	16,531	196,719
Brink’s Co.	7,696	710,956
Deluxe Corp.	13,757	283,257
DIRTT Environmental Solutions (a)	64,948	32,084
DXP Enterprises, Inc. (a)	3,453	185,530
Dycom Industries, Inc. (a)	6,088	873,811
Encore Wire Corp.	6,617	1,738,815

	Number of Shares	Value
Fluor Corp. (a)	28,811	$1,218,129
Franklin Covey Co. (a)	10,679	419,258
Gates Industrial Corp. PLC (a)	102,189	1,809,767
GMS, Inc. (a)	5,367	522,424
Great Lakes Dredge & Dock Corp. (a)	135,803	1,188,276
Herc Holdings, Inc.	6,904	1,161,943
Hillman Solutions Corp. (a)	149,099	1,586,413
IBEX Holdings Ltd. (a)	6,043	93,243
ICF International, Inc.	5,624	847,143
Karat Packaging, Inc.	920	26,321
Korn Ferry	19,577	1,287,384
Loomis AB	7,447	207,629
Luxfer Holdings PLC	3,132	32,479
MasTec, Inc. (a)	11,411	1,064,076
MillerKnoll, Inc.	38,229	946,550
NV5 Global, Inc. (a)	1,956	191,708
REV Group, Inc.	63,339	1,399,158
Science Applications International Corp.	1,699	221,533
Sensata Technologies Holding PLC	6,017	221,065
Shyft Group, Inc.	79,330	985,279
Spirit AeroSystems Holdings, Inc. Class A (a)	9,840	354,929
Star Bulk Carriers Corp. (b)	45,712	1,091,145
Tecnoglass, Inc.	27,421	1,426,715
Timken Co.	9,031	789,580
Titan Machinery, Inc. (a)	4,997	123,976
Verra Mobility Corp. (a)	5,575	139,208
		29,881,866
Information Technology — 10.5%
ACI Worldwide, Inc. (a)	18,429	612,027
Amkor Technology, Inc.	36,639	1,181,241
Avnet, Inc.	12,967	642,904
Axcelis Technologies, Inc. (a)	1,619	180,551
Belden, Inc.	13,409	1,241,808
Calix, Inc. (a)	31,196	1,034,459
Coherent Corp. (a)	9,015	546,489
Cohu, Inc. (a)	27,970	932,240
CommVault Systems, Inc. (a)	5,702	578,354
Grid Dynamics Holdings, Inc. (a)	72,306	888,641
Harmonic, Inc. (a)	84,988	1,142,239
Ichor Holdings Ltd. (a)	25,668	991,298
Kulicke & Soffa Industries, Inc.	10,513	528,909
MKS Instruments, Inc.	672	89,376
SMART Global Holdings, Inc. (a)	41,357	1,088,516
Synaptics, Inc. (a)	10,974	1,070,624
Teradata Corp. (a)	16,396	634,033

The accompanying notes are an integral part of the financial statements.
95

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TTM Technologies, Inc. (a)	55,471	$868,121
		14,251,830
Materials — 5.4%
AdvanSix, Inc.	36,565	1,045,759
ATI, Inc. (a)	27,877	1,426,466
Avient Corp.	271	11,761
Ecovyst, Inc. (a)	77,210	860,891
Element Solutions, Inc.	44,268	1,105,815
Graphic Packaging Holding Co.	35,254	1,028,712
Ingevity Corp. (a)	3,338	159,223
Minerals Technologies, Inc.	5,405	406,888
Pactiv Evergreen, Inc.	20,703	296,467
Silgan Holdings, Inc.	22,012	1,068,903
		7,410,885
Real Estate — 6.4%
Acadia Realty Trust	56,390	959,194
Apartment Income REIT Corp.	34,493	1,119,988
Broadstone Net Lease, Inc.	53,025	830,902
CareTrust REIT, Inc.	16,607	404,713
First Industrial Realty Trust, Inc.	16,508	867,330
National Storage Affiliates Trust	17,038	667,208
NETSTREIT Corp.	50,555	928,696
Ryman Hospitality Properties, Inc.	12,361	1,429,055
STAG Industrial, Inc.	22,087	849,024
Terreno Realty Corp.	7,318	485,915
UMH Properties, Inc.	14,325	232,638
		8,774,663
Utilities — 2.1%
ALLETE, Inc.	3,756	224,008
IDACORP, Inc.	12,626	1,172,829
Portland General Electric Co.	27,023	1,134,966
Southwest Gas Holdings, Inc.	4,839	368,393
		2,900,196
TOTAL COMMON STOCK (Cost $124,008,419)		134,278,180
TOTAL EQUITIES (Cost $124,008,419)		134,278,180
TOTAL LONG-TERM INVESTMENTS (Cost $124,008,419)		134,278,180

	Number of Shares	Value
Short-Term Investments — 1.8%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	930,931	$ 930,931

	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$1,495,110	1,495,110
TOTAL SHORT-TERM INVESTMENTS (Cost $2,426,041)		2,426,041
TOTAL INVESTMENTS — 100.2% (Cost $126,434,460) (e)		136,704,221
Other Assets/ (Liabilities) — (0.2)%		(220,725)
NET ASSETS — 100.0%		$136,483,496

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $967,729 or 0.71% of net assets. The Fund received $58,793 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $1,495,376. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,525,066.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
96

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	6/28/24	USD	181,023	SEK	1,901,517	$ 2,743

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
97

MassMutual Mid Cap Growth Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 97.5%
Common Stock — 97.3%
Communication Services — 5.0%
Liberty Media Corp-Liberty Formula One Class C (a)	515,024	$33,785,575
Match Group, Inc. (a)	806,455	29,258,187
New York Times Co. Class A	381,300	16,479,786
Pinterest, Inc. Class A (a)	345,430	11,976,058
Reddit, Inc. (a) (b)	78,076	3,850,708
Spotify Technology SA (a)	284,200	75,000,380
Trade Desk, Inc. Class A (a)	1,152,588	100,759,243
		271,109,937
Consumer Discretionary — 11.8%
Bath & Body Works, Inc.	744,800	37,254,896
Birkenstock Holding PLC (a)	182,758	8,635,315
BorgWarner, Inc.	243,387	8,455,264
Boyd Gaming Corp.	166,320	11,196,662
Bright Horizons Family Solutions, Inc. (a)	263,647	29,887,024
Burlington Stores, Inc. (a)	302,954	70,342,889
Caesars Entertainment, Inc. (a)	739,958	32,365,763
Chipotle Mexican Grill, Inc. (a)	7,379	21,449,056
Domino’s Pizza, Inc.	184,687	91,767,277
Five Below, Inc. (a) (b)	135,700	24,613,266
Hilton Worldwide Holdings, Inc.	346,400	73,890,584
Lithia Motors, Inc.	28,936	8,705,685
Lululemon Athletica, Inc. (a)	21,200	8,281,780
Mattel, Inc. (a)	837,439	16,589,667
Mobileye Global, Inc. Class A (a) (b)	510,241	16,404,248
Planet Fitness, Inc. Class A (a)	69,903	4,378,025
Ross Stores, Inc.	485,118	71,195,918
Tractor Supply Co.	68,151	17,836,480
Ulta Beauty, Inc. (a)	66,900	34,980,672
Yum! Brands, Inc.	394,459	54,691,740
		642,922,211
Consumer Staples — 3.1%
Boston Beer Co., Inc. Class A (a)	32,100	9,771,882
Casey’s General Stores, Inc.	116,100	36,972,045
Dollar General Corp.	167,637	26,161,430
Dollar Tree, Inc. (a)	337,900	44,991,385
Kenvue, Inc.	578,482	12,414,224
McCormick & Co., Inc.	107,000	8,218,670
Reynolds Consumer Products, Inc.	507,100	14,482,776
TreeHouse Foods, Inc. (a)	389,900	15,186,605
		168,199,017

	Number of Shares	Value
Energy — 4.4%
Cheniere Energy, Inc.	303,300	$ 48,916,224
Chesapeake Energy Corp. (b)	219,400	19,489,302
Coterra Energy, Inc.	1,155,168	32,206,084
EQT Corp.	905,600	33,570,592
Permian Resources Corp. (b)	987,336	17,436,354
Range Resources Corp.	450,600	15,514,158
SM Energy Co.	348,166	17,356,075
TechnipFMC PLC	1,572,234	39,478,795
Weatherford International PLC (a)	153,800	17,751,596
		241,719,180
Financials — 8.2%
Aon PLC Class A	36,039	12,026,935
Apollo Global Management, Inc.	330,066	37,115,922
Assurant, Inc.	258,100	48,584,744
Axis Capital Holdings Ltd.	192,700	12,529,354
Block, Inc. (a)	124,060	10,492,995
Carlyle Group, Inc.	261,380	12,261,336
Cboe Global Markets, Inc.	116,900	21,478,037
Corpay, Inc. (a)	103,400	31,903,036
Global Payments, Inc.	115,531	15,441,873
Intercontinental Exchange, Inc.	346,800	47,660,724
KKR & Co., Inc.	758,559	76,295,864
Markel Group, Inc. (a)	9,600	14,606,208
MarketAxess Holdings, Inc.	100,400	22,012,700
MSCI, Inc.	24,917	13,964,733
Nasdaq, Inc.	84,150	5,309,865
Raymond James Financial, Inc.	251,600	32,310,472
Toast, Inc., Class A (a)	267,500	6,666,100
Tradeweb Markets, Inc. Class A	263,200	27,417,544
		448,078,442
Health Care — 22.3%
Acadia Healthcare Co., Inc. (a)	539,300	42,723,346
Agilent Technologies, Inc.	785,682	114,324,588
Alcon, Inc. (b)	560,308	46,668,053
Align Technology, Inc. (a)	27,682	9,077,482
Alnylam Pharmaceuticals, Inc. (a)	187,332	27,996,767
Apellis Pharmaceuticals, Inc. (a)	173,400	10,192,452
Argenx SE ADR (a)	64,600	25,434,312
Ascendis Pharma AS ADR (a)	90,800	13,726,236
Avantor, Inc. (a)	2,843,237	72,701,570
Biogen, Inc. (a)	157,100	33,875,473
BioMarin Pharmaceutical, Inc. (a)	63,627	5,557,182
Bruker Corp.	710,047	66,701,815
Catalent, Inc. (a)	260,277	14,692,637
The Cooper Cos., Inc.	438,800	44,520,648
CRISPR Therapeutics AG (a) (b)	121,614	8,289,210
Cytokinetics, Inc. (a)	130,000	9,114,300

The accompanying notes are an integral part of the financial statements.
98

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DENTSPLY SIRONA, Inc.	548,500	$18,204,715
Dexcom, Inc. (a)	210,339	29,174,019
Enovis Corp. (a)	416,800	26,029,160
Exact Sciences Corp. (a)	287,013	19,821,118
GE HealthCare Technologies, Inc. (a)	54,692	4,972,050
Hologic, Inc. (a)	1,611,757	125,652,576
Humana, Inc.	35,320	12,246,150
IDEXX Laboratories, Inc. (a)	43,258	23,356,292
Inspire Medical Systems, Inc. (a) (b)	135,356	29,073,115
Ionis Pharmaceuticals, Inc. (a)	609,300	26,413,155
Mettler-Toledo International, Inc. (a)	27,201	36,212,419
Molina Healthcare, Inc. (a)	93,800	38,535,854
Natera, Inc. (a)	231,328	21,157,259
Quidelortho Corp. (a)	441,500	21,165,510
ResMed, Inc.	36,184	7,165,518
Sarepta Therapeutics, Inc. (a)	115,869	15,000,401
Steris PLC	69,962	15,728,857
Teleflex, Inc.	356,595	80,651,091
Vaxcyte, Inc. (a)	87,971	6,009,299
Veeva Systems, Inc. Class A (a)	386,299	89,501,615
West Pharmaceutical Services, Inc.	64,600	25,562,866
		1,217,229,110
Industrials — 17.1%
Array Technologies, Inc. (a)	603,350	8,995,949
Beacon Roofing Supply, Inc. (a)	193,988	19,014,704
Broadridge Financial Solutions, Inc.	167,700	34,355,022
Builders FirstSource, Inc. (a)	157,245	32,793,445
BWX Technologies, Inc.	347,886	35,700,061
Cintas Corp.	15,138	10,400,260
Equifax, Inc.	287,608	76,940,892
Esab Corp.	401,500	44,393,855
Ferguson PLC	84,500	18,457,335
Fortive Corp.	580,900	49,969,018
FTAI Aviation Ltd.	347,513	23,387,625
Howmet Aerospace, Inc.	76,400	5,228,052
IDEX Corp.	106,300	25,939,326
Ingersoll Rand, Inc.	735,100	69,797,745
JB Hunt Transport Services, Inc.	381,782	76,070,063
KBR, Inc.	257,806	16,411,930
Knight-Swift Transportation Holdings, Inc.	121,943	6,709,304
L3Harris Technologies, Inc.	79,080	16,851,948
MasTec, Inc. (a)	44,517	4,151,210
Paylocity Holding Corp. (a)	243,700	41,882,282
Quanta Services, Inc.	116,269	30,206,686

	Number of Shares	Value
Shoals Technologies Group, Inc. Class A (a)	314,300	$3,513,874
Southwest Airlines Co.	735,800	21,478,002
Stanley Black & Decker, Inc.	57,820	5,662,313
Textron, Inc.	842,000	80,773,060
TransUnion	485,688	38,757,902
United Rentals, Inc.	44,000	31,728,840
Veralto Corp.	257,800	22,856,548
Verisk Analytics, Inc.	90,500	21,333,565
Waste Connections, Inc.	120,459	20,720,153
XPO, Inc. (a)	331,591	40,464,050
		934,945,019
Information Technology — 19.3%
Amphenol Corp. Class A	459,799	53,037,815
Arista Networks, Inc. (a)	69,775	20,233,354
Astera Labs, Inc. (a)	11,708	868,617
Atlassian Corp. Class A (a)	74,100	14,457,651
Bill Holdings, Inc. (a)	95,616	6,570,732
CCC Intelligent Solutions Holdings, Inc. (a)	2,757,720	32,982,331
Cognex Corp.	373,900	15,860,838
Cognizant Technology Solutions Corp. Class A	249,113	18,257,492
Crowdstrike Holdings, Inc. Class A (a)	318,182	102,005,967
Datadog, Inc. Class A (a)	80,706	9,975,262
Elastic NV (a)	47,268	4,738,144
EPAM Systems, Inc. (a)	74,997	20,711,172
Fair Isaac Corp. (a)	57,329	71,638,892
Fortinet, Inc. (a)	497,152	33,960,453
Gartner, Inc. (a)	15,569	7,421,275
Guidewire Software, Inc. (a)	152,203	17,763,612
HubSpot, Inc. (a)	28,828	18,062,472
Keysight Technologies, Inc. (a)	331,600	51,855,608
KLA Corp.	13,825	9,657,730
Lam Research Corp.	9,920	9,637,974
Lattice Semiconductor Corp. (a)	647,200	50,630,456
Littelfuse, Inc.	25,600	6,204,160
Marvell Technology, Inc.	1,771,914	125,593,264
Microchip Technology, Inc.	1,438,099	129,011,861
MongoDB, Inc. (a)	65,227	23,393,011
Monolithic Power Systems, Inc.	32,423	21,963,989
NXP Semiconductors NV	87,000	21,555,990
Palantir Technologies, Inc. Class A (a)	447,942	10,307,145
Palo Alto Networks, Inc. (a)	22,315	6,340,361
PTC, Inc. (a)	354,556	66,989,811
Pure Storage, Inc. Class A (a)	205,700	10,694,343
Roper Technologies, Inc.	38,800	21,760,592

The accompanying notes are an integral part of the financial statements.
99

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Twilio, Inc. Class A (a)	81,498	$4,983,603
Tyler Technologies, Inc. (a)	84,500	35,913,345
		1,055,039,322
Materials — 5.2%
ATI, Inc. (a)	255,955	13,097,217
Avery Dennison Corp.	257,100	57,397,575
Ball Corp.	1,162,400	78,299,264
Eagle Materials, Inc.	84,112	22,857,436
Martin Marietta Materials, Inc.	103,300	63,420,002
RPM International, Inc.	155,000	18,437,250
Sealed Air Corp.	644,400	23,971,680
Summit Materials, Inc. Class A (a)	153,115	6,824,336
		284,304,760
Real Estate — 0.9%
CoStar Group, Inc. (a)	431,989	41,730,137
First Industrial Realty Trust, Inc.	138,377	7,270,328
		49,000,465
TOTAL COMMON STOCK (Cost $3,869,350,979)		5,312,547,463
Preferred Stock — 0.2%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $3,125,295) (a) (c) (d) (e)	149,925	613,193
Health Care — 0.0%
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $5,006,003) (a) (c) (d) (e)	618,025	2,249,611
Industrials — 0.1%
Sila Nanotechnologies, Inc., Series F, (Acquired 1/07/21, Cost $7,310,569) (a) (c) (d) (e)	177,128	3,592,156
Information Technology — 0.0%
Databricks, Inc., Series H, (Acquired 8/31/21, Cost $3,472,860) (a) (c) (d) (e)	47,260	3,473,610
Materials — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $3,678,889) (a) (c) (d) (e)	77,608	3,704,685
TOTAL PREFERRED STOCK (Cost $22,593,614)		13,633,255
TOTAL EQUITIES (Cost $3,891,944,593)		5,326,180,718

	Number of Shares	Value
TOTAL LONG-TERM INVESTMENTS (Cost $3,891,944,593)		$5,326,180,718
Short-Term Investments — 3.2%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	30,921,425	30,921,425
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	356	356

	Principal Amount
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (g)	$141,813,494	141,813,494
TOTAL SHORT-TERM INVESTMENTS (Cost $172,735,275)		172,735,275
TOTAL INVESTMENTS — 100.7%
(Cost $4,064,679,868) (h)		5,498,915,993
Other Assets/ (Liabilities) — (0.7)%		(38,960,727)
NET ASSETS — 100.0%		$5,459,955,266

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $67,921,124 or 1.24% of net assets. The Fund received $38,453,371 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $13,633,255 or 0.25% of net assets.

The accompanying notes are an integral part of the financial statements.
100

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $13,633,255 or 0.25% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)
Maturity value of $141,838,705. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $144,649,873.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
101

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 97.1%
Common Stock — 97.1%
Communication Services — 1.8%
Cargurus, Inc. (a)	186,064	$4,294,357
Cinemark Holdings, Inc. (a)	140,725	2,528,828
Criteo SA Sponsored ADR (a)	76,863	2,695,586
Eventbrite, Inc. Class A (a)	367,743	2,015,232
New York Times Co. Class A	63,314	2,736,431
Ziff Davis, Inc. (a)	37,555	2,367,467
		16,637,901
Consumer Discretionary — 12.0%
Abercrombie & Fitch Co. Class A (a)	18,960	2,376,257
Acushnet Holdings Corp.	27,652	1,823,649
American Eagle Outfitters, Inc.	48,800	1,258,552
Boot Barn Holdings, Inc. (a)	49,042	4,666,346
Boyd Gaming Corp.	51,046	3,436,417
Carter's, Inc.	26,046	2,205,575
Cava Group, Inc. (a)	24,318	1,703,476
Century Communities, Inc.	28,439	2,744,363
Crocs, Inc. (a)	17,726	2,548,999
Duolingo, Inc. (a)	39,047	8,612,987
European Wax Center, Inc. Class A (a)	148,013	1,921,209
Genius Sports Ltd. (a) (b)	330,787	1,888,794
Global-e Online Ltd. (a)	60,645	2,204,446
Goodyear Tire & Rubber Co. (a)	167,170	2,295,244
H&R Block, Inc.	66,662	3,273,771
Meritage Home Corp.	16,754	2,939,657
Modine Manufacturing Co. (a)	77,564	7,383,317
Ollie's Bargain Outlet Holdings, Inc. (a)	33,514	2,666,709
Papa John's International, Inc.	32,534	2,166,764
Patrick Industries, Inc.	14,458	1,727,297
Red Rock Resorts, Inc. Class A	90,679	5,424,418
Shake Shack, Inc. Class A (a)	28,324	2,946,546
Skyline Champion Corp. (a)	90,777	7,716,953
Steven Madden Ltd. (b)	60,139	2,542,677
Taylor Morrison Home Corp. (a)	70,065	4,355,941
Texas Roadhouse, Inc.	30,721	4,745,473
TopBuild Corp. (a)	12,781	5,632,970
Visteon Corp. (a)	18,051	2,122,978
Wingstop, Inc.	26,473	9,699,707
YETI Holdings, Inc. (a)	97,029	3,740,468
		108,771,960
Consumer Staples — 3.6%
BellRing Brands, Inc. (a)	81,485	4,810,059
Celsius Holdings, Inc. (a)	74,763	6,199,348

	Number of Shares	Value
elf Beauty, Inc. (a)	74,989	$ 14,700,094
Freshpet, Inc. (a)	44,367	5,140,361
Simply Good Foods Co. (a)	55,969	1,904,625
		32,754,487
Energy — 5.4%
Cactus, Inc. Class A	76,099	3,811,799
Chord Energy Corp.	37,587	6,699,507
Gulfport Energy Corp. (a)	19,958	3,195,675
Magnolia Oil & Gas Corp. Class A	113,318	2,940,602
Matador Resources Co.	55,483	3,704,600
Northern Oil & Gas, Inc.	89,144	3,537,234
Seadrill Ltd. (a)	103,054	5,183,616
Sitio Royalties Corp. Class A (b)	105,359	2,604,475
TechnipFMC PLC	169,238	4,249,566
Viper Energy, Inc.	226,163	8,698,229
Weatherford International PLC (a)	37,253	4,299,741
		48,925,044
Financials — 8.2%
Ameris Bancorp	59,636	2,885,190
Assured Guaranty Ltd.	36,270	3,164,557
Cadence Bank	199,822	5,794,838
Cohen & Steers, Inc. (b)	11,298	868,703
Essent Group Ltd.	42,859	2,550,539
Evercore, Inc. Class A	32,254	6,211,798
Hamilton Lane, Inc. Class A	63,519	7,162,402
Hancock Whitney Corp.	64,297	2,960,234
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	199,324	5,660,802
Kemper Corp.	50,098	3,102,068
Kinsale Capital Group, Inc.	8,634	4,530,605
MGIC Investment Corp.	94,704	2,117,581
Mr Cooper Group, Inc. (a)	35,493	2,766,679
National Bank Holdings Corp. Class A	82,724	2,983,855
PJT Partners, Inc. Class A	51,110	4,817,629
PRA Group, Inc. (a)	117,240	3,057,619
Seacoast Banking Corp. of Florida	109,530	2,780,967
Selective Insurance Group, Inc.	24,329	2,655,997
SiriusPoint Ltd. (a)	233,194	2,963,896
StepStone Group, Inc. Class A	66,738	2,385,216
UMB Financial Corp.	29,498	2,566,031
		73,987,206
Health Care — 17.6%
Acadia Healthcare Co., Inc. (a)	128,439	10,174,938
Akero Therapeutics, Inc. (a) (b)	85,897	2,169,758
Amicus Therapeutics, Inc. (a)	92,530	1,090,003
Apellis Pharmaceuticals, Inc. (a)	37,967	2,231,700
Apogee Therapeutics, Inc. (a)	26,957	1,791,293

The accompanying notes are an integral part of the financial statements.
102

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Axsome Therapeutics, Inc. (a)	11,739	$ 936,772
Blueprint Medicines Corp. (a)	41,585	3,944,753
BrightSpring Health Services, Inc. (a)	82,252	894,079
Celldex Therapeutics, Inc. (a)	49,440	2,074,997
Crinetics Pharmaceuticals, Inc. (a)	61,404	2,874,321
Cytokinetics, Inc. (a) (b)	76,766	5,382,064
Disc Medicine, Inc. (a)	14,877	926,242
Encompass Health Corp.	58,843	4,859,255
Evolent Health, Inc. Class A (a)	101,267	3,320,545
Glaukos Corp. (a)	54,278	5,117,873
Globus Medical, Inc. Class A (a)	44,304	2,376,467
Haemonetics Corp. (a)	78,165	6,671,383
Halozyme Therapeutics, Inc. (a)	41,145	1,673,779
HealthEquity, Inc. (a)	81,200	6,628,356
Immatics NV (a)	190,693	2,004,183
Immunocore Holdings PLC ADR (a)	22,190	1,442,350
Inari Medical, Inc. (a)	43,339	2,079,405
Inspire Medical Systems, Inc. (a) (b)	14,957	3,212,614
Integer Holdings Corp. (a)	24,271	2,831,940
Intellia Therapeutics, Inc. (a)	25,513	701,863
Intra-Cellular Therapies, Inc. (a)	55,235	3,822,262
iRhythm Technologies, Inc. (a) (b)	7,135	827,660
Kymera Therapeutics, Inc. (a)	52,081	2,093,656
Lantheus Holdings, Inc. (a)	14,814	922,023
Longboard Pharmaceuticals, Inc. (a)	36,200	781,920
Medpace Holdings, Inc. (a)	24,704	9,984,122
Merit Medical Systems, Inc. (a)	35,492	2,688,519
Merus NV (a)	32,112	1,446,003
Morphic Holding, Inc. (a)	35,864	1,262,413
Myriad Genetics, Inc. (a)	116,379	2,481,200
PROCEPT BioRobotics Corp. (a) (b)	114,787	5,672,774
Progyny, Inc. (a)	21,342	814,197
Prothena Corp. PLC (a)	16,014	396,667
PTC Therapeutics, Inc. (a)	30,784	895,507
Radnet, Inc. (a)	60,048	2,921,936
Repligen Corp. (a)	21,969	4,040,538
Revolution Medicines, Inc. (a)	116,542	3,756,149
Rocket Pharmaceuticals, Inc. (a)	125,373	3,377,549
RxSight, Inc. (a)	38,044	1,962,309
Shockwave Medical, Inc. (a)	23,616	7,690,078
SpringWorks Therapeutics, Inc. (a)	22,230	1,094,161
Spyre Therapeutics, Inc. (a) (b)	15,500	587,915
Structure Therapeutics, Inc. ADR (a)	38,743	1,660,525
Surgery Partners, Inc. (a) (b)	213,150	6,358,264

	Number of Shares	Value
Syndax Pharmaceuticals, Inc. (a)	66,836	$1,590,697
TransMedics Group, Inc. (a) (b)	24,843	1,836,891
Twist Bioscience Corp. (a)	35,867	1,230,597
Ultragenyx Pharmaceutical, Inc. (a)	18,727	874,364
Vaxcyte, Inc. (a)	55,694	3,804,457
Veracyte, Inc. (a)	84,797	1,879,102
Vericel Corp. (a)	7,869	409,345
Verona Pharma PLC ADR (a) (b)	67,058	1,078,963
Viking Therapeutics, Inc. (a) (b)	10,956	898,392
Xenon Pharmaceuticals, Inc. (a)	25,286	1,088,562
		159,640,650
Industrials — 22.9%
AAON, Inc.	46,677	4,112,244
AAR Corp. (a)	40,647	2,433,536
Acuity Brands, Inc.	10,368	2,786,193
Air Lease Corp.	77,896	4,006,970
Ameresco, Inc. Class A (a)	58,930	1,421,981
Applied Industrial Technologies, Inc.	60,893	12,029,412
Aris Water Solutions, Inc. Class A	86,308	1,221,258
Atmus Filtration Technologies, Inc. (a)	43,700	1,409,325
AZEK Co., Inc. (a)	267,576	13,437,667
Boise Cascade Co.	22,844	3,503,584
Casella Waste Systems, Inc. Class A (a)	83,304	8,236,267
Clean Harbors, Inc. (a)	39,897	8,031,665
Comfort Systems USA, Inc.	45,126	14,336,982
Crane Co.	28,463	3,846,205
Curtiss-Wright Corp.	39,710	10,163,377
EMCOR Group, Inc.	15,162	5,309,732
Enpro, Inc.	18,035	3,043,767
Esab Corp.	46,224	5,110,988
Exlservice Holdings, Inc. (a)	148,458	4,720,964
Federal Signal Corp.	39,559	3,357,372
Flowserve Corp.	67,475	3,082,258
Fluor Corp. (a)	242,483	10,252,181
GATX Corp.	19,067	2,555,550
H&E Equipment Services, Inc.	82,762	5,311,665
Helios Technologies, Inc.	55,456	2,478,329
Herc Holdings, Inc.	13,623	2,292,751
Hexcel Corp.	10,513	765,872
Kennametal, Inc. (b)	69,105	1,723,479
Kirby Corp. (a)	33,652	3,207,709
Leonardo DRS, Inc. (a)	85,127	1,880,455
ManpowerGroup, Inc.	30,525	2,369,961
McGrath RentCorp	19,784	2,440,752
Middleby Corp. (a)	16,199	2,604,637
NEXTracker, Inc. Class A (a) (b)	87,403	4,918,167

The accompanying notes are an integral part of the financial statements.
103

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Parsons Corp. (a)	60,234	$4,996,410
Rush Enterprises, Inc. Class A	140,460	7,517,419
RXO, Inc. (a)	107,039	2,340,943
Ryder System, Inc.	22,604	2,716,775
Saia, Inc. (a)	13,043	7,630,155
Shoals Technologies Group, Inc. Class A (a)	321,938	3,599,267
Trex Co., Inc. (a)	20,161	2,011,060
TriNet Group, Inc.	32,635	4,323,811
Verra Mobility Corp. (a)	276,422	6,902,257
Zurn Elkay Water Solutions Corp. Class C	212,796	7,122,282
		207,563,634
Information Technology — 18.3%
Allegro MicroSystems, Inc. (a)	69,459	1,872,615
Altair Engineering, Inc. Class A (a)	49,633	4,275,883
Appfolio, Inc. Class A (a)	8,046	1,985,270
Astera Labs, Inc. (a)	15,369	1,140,226
Belden, Inc.	28,796	2,666,798
Braze, Inc. Class A (a)	77,478	3,432,275
Calix, Inc. (a)	30,044	996,259
Celestica, Inc. (a)	75,502	3,393,060
Cirrus Logic, Inc. (a)	21,502	1,990,225
Clearwater Analytics Holdings, Inc. Class A (a)	139,110	2,460,856
Confluent, Inc. Class A (a)	82,682	2,523,455
Crane NXT Co.	45,437	2,812,550
Credo Technology Group Holding Ltd. (a)	132,210	2,801,530
CyberArk Software Ltd. (a)	40,858	10,853,111
DoubleVerify Holdings, Inc. (a)	177,113	6,227,293
ePlus, Inc. (a)	21,725	1,706,282
Fabrinet (a)	7,352	1,389,675
Five9, Inc. (a)	42,108	2,615,328
FormFactor, Inc. (a)	53,792	2,454,529
Gitlab, Inc. Class A (a)	91,574	5,340,596
Guidewire Software, Inc. (a)	37,378	4,362,386
Impinj, Inc. (a) (b)	29,286	3,760,615
Informatica, Inc. Class A (a)	137,427	4,809,945
Intapp, Inc. (a) (b)	38,185	1,309,746
Jamf Holding Corp. (a)	269,828	4,951,344
JFrog Ltd. (a)	106,393	4,704,698
Lattice Semiconductor Corp. (a) (b)	62,924	4,922,545
MACOM Technology Solutions Holdings, Inc. (a)	41,461	3,965,330
Manhattan Associates, Inc. (a)	11,757	2,941,954
MKS Instruments, Inc.	19,417	2,582,461
Nova Ltd. (a)	15,225	2,700,610

	Number of Shares	Value
Novanta, Inc. (a)	47,374	$8,279,554
Onto Innovation, Inc. (a)	29,568	5,354,173
Perficient, Inc. (a)	36,609	2,060,721
Power Integrations, Inc.	28,726	2,055,345
PowerSchool Holdings, Inc. Class A (a) (b)	180,304	3,838,672
Rambus, Inc. (a)	44,378	2,743,004
Rapid7, Inc. (a)	40,479	1,985,090
Silicon Laboratories, Inc. (a)	26,174	3,761,727
SiTime Corp. (a)	15,014	1,399,755
Sprout Social, Inc. Class A (a)	148,564	8,870,756
SPS Commerce, Inc. (a)	17,913	3,312,114
Squarespace, Inc. Class A (a)	118,416	4,315,079
Synaptics, Inc. (a)	53,718	5,240,728
Universal Display Corp.	7,585	1,277,693
Varonis Systems, Inc. (a)	85,192	4,018,507
Viavi Solutions, Inc. (a)	239,183	2,174,173
Vontier Corp.	41,321	1,874,321
		166,510,862
Materials — 3.6%
Arcadium Lithium PLC (a) (b)	583,985	2,516,975
ATI, Inc. (a)	82,340	4,213,338
Cabot Corp.	106,234	9,794,775
Carpenter Technology Corp.	47,965	3,425,660
Eagle Materials, Inc.	14,650	3,981,138
Element Solutions, Inc.	112,234	2,803,605
Graphic Packaging Holding Co.	108,482	3,165,505
Methanex Corp. (b)	62,648	2,795,980
		32,696,976
Real Estate — 3.2%
American Healthcare REIT, Inc.	139,367	2,055,663
Douglas Emmett, Inc. (b)	143,912	1,996,060
Essential Properties Realty Trust, Inc.	106,000	2,825,960
National Storage Affiliates Trust	61,069	2,391,462
Phillips Edison & Co., Inc.	161,383	5,788,808
PotlatchDeltic Corp.	33,178	1,560,030
Ryman Hospitality Properties, Inc.	41,061	4,747,062
Terreno Realty Corp.	68,349	4,538,374
Xenia Hotels & Resorts, Inc.	185,138	2,778,921
		28,682,340
Utilities — 0.5%
IDACORP, Inc.	25,692	2,386,530
ONE Gas, Inc.	39,391	2,541,901
		4,928,431
TOTAL COMMON STOCK (Cost $707,422,987)		881,099,491

The accompanying notes are an integral part of the financial statements.
104

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL EQUITIES (Cost $707,422,987)		$881,099,491
Exchange-Traded Funds — 0.9%
iShares Russell 2000 Growth ETF (b)	8,089	2,190,501
iShares Russell 2000 ETF (b)	28,349	5,961,795
TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,092,537)		8,152,296
TOTAL LONG-TERM INVESTMENTS (Cost $714,515,524)		889,251,787
Short-Term Investments — 1.7%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	4,618,851	4,618,851

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$10,344,106	10,344,106
TOTAL SHORT-TERM INVESTMENTS (Cost $14,962,957)		14,962,957
TOTAL INVESTMENTS — 99.7%
(Cost $729,478,481) (e)		904,214,744
Other Assets/ (Liabilities) — 0.3%		3,077,793
NET ASSETS — 100.0%		$907,292,537

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $51,822,246 or 5.71% of net assets. The Fund received $48,454,559 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $10,345,945. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $10,551,182.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
105

MassMutual Overseas Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.3%
Common Stock — 97.7%
Australia — 1.2%
Brambles Ltd.	40,400	$425,981
Glencore PLC	554,300	3,049,453
Rio Tinto PLC	38,522	2,444,437
		5,919,871
Belgium — 1.1%
Anheuser-Busch InBev SA	32,700	1,989,091
KBC Group NV	27,758	2,085,635
Liberty Global Ltd. Class A (a)	85,574	1,447,912
		5,522,638
Canada — 3.1%
Canadian National Railway Co. (b)	34,030	4,482,091
Intact Financial Corp.	14,012	2,276,181
Open Text Corp.	64,790	2,514,018
Suncor Energy, Inc.	76,648	2,828,713
Toronto-Dominion Bank	52,118	3,145,433
		15,246,436
China — 2.9%
Alibaba Group Holding Ltd.	310,540	2,802,565
NetEase, Inc.	116,000	2,410,696
Prosus NV	134,099	4,202,152
Tencent Holdings Ltd.	85,600	3,340,513
Yum China Holdings, Inc.	30,264	1,204,205
		13,960,131
Denmark — 2.9%
Carlsberg AS Class B	26,444	3,623,173
DSV AS	13,515	2,195,989
Novo Nordisk AS Class B	64,032	8,202,238
		14,021,400
France — 15.9%
Accor SA	57,470	2,682,740
Air Liquide SA	48,002	10,003,663
BNP Paribas SA	91,031	6,478,515
Capgemini SE	42,998	9,915,026
Cie de Saint-Gobain SA	55,387	4,295,029
Cie Generale des Etablissements Michelin SCA Class A	81,544	3,126,402
Danone SA	31,600	2,041,813
Dassault Systemes SE	39,774	1,759,252
Edenred SE	71,101	3,790,521
Engie SA	250,029	4,201,678
EssilorLuxottica SA	24,954	5,659,419
Kering SA	10,820	4,276,760
Legrand SA	28,244	2,988,157

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	8,758	$7,921,061
Pernod Ricard SA	23,359	3,776,899
Publicis Groupe SA	13,769	1,500,532
Valeo SE	127,319	1,590,664
Worldline SA (a) (c)	123,000	1,522,823
		77,530,954
Germany — 14.4%
adidas AG	10,220	2,282,868
Allianz SE Registered	12,585	3,771,536
Bayer AG Registered	175,825	5,392,210
Bayerische Motoren Werke AG	31,485	3,632,777
Beiersdorf AG	39,913	5,811,140
Brenntag SE	22,700	1,912,186
Continental AG	50,799	3,666,648
Daimler Truck Holding AG	67,461	3,417,359
Deutsche Boerse AG	27,293	5,584,427
Fresenius Medical Care AG	109,421	4,208,231
Fresenius SE & Co. KGaA	125,600	3,387,369
Henkel AG & Co. KGaA	23,522	1,694,113
Mercedes Benz Group AG	60,373	4,808,905
Merck KGaA	30,909	5,455,074
MTU Aero Engines AG	7,730	1,961,425
SAP SE	51,872	10,099,123
Siemens AG Registered	13,040	2,489,402
thyssenkrupp AG	172,517	925,769
		70,500,562
Hong Kong — 2.2%
AIA Group Ltd.	618,600	4,151,418
Prudential PLC	718,539	6,758,955
		10,910,373
India — 1.2%
Axis Bank Ltd.	84,305	1,059,979
HDFC Bank Ltd.	204,915	3,562,794
Tata Consultancy Services Ltd.	29,472	1,374,363
		5,997,136
Indonesia — 0.1%
Bank Mandiri Persero Tbk. PT	680,600	311,584
Ireland — 0.5%
AIB Group PLC	404,036	2,049,199
Smurfit Kappa Group PLC	8,200	374,065
		2,423,264
Israel — 0.6%
Check Point Software Technologies Ltd. (a)	18,441	3,024,508

The accompanying notes are an integral part of the financial statements.
106

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 4.3%
Eni SpA	236,746	$3,753,615
Intesa Sanpaolo SpA	2,598,349	9,427,258
Ryanair Holdings PLC Sponsored ADR	52,305	7,615,085
		20,795,958
Japan — 11.1%
Daikin Industries Ltd.	24,800	3,392,390
Denso Corp.	245,300	4,693,599
Fujitsu Ltd.	121,000	1,937,514
Hitachi Ltd.	95,700	8,741,212
Hoya Corp.	18,100	2,265,793
Komatsu Ltd.	49,000	1,451,004
Kose Corp.	26,700	1,446,031
Kubota Corp.	78,100	1,243,631
Kyocera Corp.	240,800	3,216,273
Mitsubishi Electric Corp.	212,400	3,560,145
Olympus Corp.	197,500	2,841,332
Recruit Holdings Co. Ltd.	28,000	1,233,458
Seven & i Holdings Co. Ltd.	226,100	3,291,059
Shin-Etsu Chemical Co. Ltd.	54,000	2,369,300
SMC Corp.	5,500	3,103,443
Sony Group Corp.	48,500	4,156,573
Terumo Corp.	170,400	3,123,327
ZOZO, Inc. (b)	76,300	1,893,507
		53,959,591
Luxembourg — 0.5%
Eurofins Scientific SE	39,000	2,483,625
Netherlands — 2.8%
Akzo Nobel NV	77,811	5,803,648
EXOR NV	23,100	2,567,257
ING Groep NV Series N	325,676	5,363,591
		13,734,496
Portugal — 0.5%
Galp Energia SGPS SA	150,290	2,487,746
Republic of Korea — 1.2%
NAVER Corp.	18,990	2,640,237
Samsung Electronics Co. Ltd.	56,880	3,405,680
		6,045,917
Singapore — 0.8%
DBS Group Holdings Ltd.	142,600	3,814,149
Spain — 1.1%
Amadeus IT Group SA	86,849	5,569,808
Sweden — 1.1%
Sandvik AB	61,900	1,373,443

	Number of Shares	Value
SKF AB Class B (b)	103,200	$2,103,528
Volvo AB Class B (b)	61,900	1,676,437
		5,153,408
Switzerland — 7.3%
Cie Financiere Richemont SA Registered Class A	48,795	7,464,377
Julius Baer Group Ltd.	34,633	1,999,197
Novartis AG Registered	76,194	7,378,958
Schindler Holding AG	4,005	1,008,373
Sika AG Registered	8,399	2,500,852
Sonova Holding AG Registered	7,445	2,154,841
Swatch Group AG (b)	7,765	1,801,811
UBS Group AG Registered	196,160	6,028,743
Zurich Insurance Group AG	9,728	5,245,150
		35,582,302
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	33,642	4,576,994
United Kingdom — 10.0%
Ashtead Group PLC	30,200	2,146,649
Bunzl PLC	8,600	331,174
Compass Group PLC	282,920	8,291,557
Diageo PLC	101,650	3,753,997
Informa PLC	92,500	969,792
Lloyds Banking Group PLC	8,907,697	5,830,946
London Stock Exchange Group PLC	35,485	4,250,348
Reckitt Benckiser Group PLC	36,600	2,082,136
RELX PLC	135,083	5,836,808
Rolls-Royce Holdings PLC (a)	913,037	4,910,149
Schroders PLC	621,664	2,961,645
Smith & Nephew PLC	55,000	695,498
Smiths Group PLC	44,156	916,093
Tesco PLC	710,326	2,658,113
WPP PLC	313,523	2,967,087
		48,601,992
United States — 10.0%
CNH Industrial NV	442,197	5,730,873
Experian PLC	133,085	5,809,963
Holcim AG	19,484	1,773,212
Linde PLC	11,322	5,257,031
Nestle SA Registered	79,352	8,425,629
Qiagen NV	60,859	2,602,492
Roche Holding AG	34,220	8,735,574
Schneider Electric SE	46,400	10,492,537
		48,827,311

The accompanying notes are an integral part of the financial statements.
107

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $390,418,380)		$477,002,154
Preferred Stock — 0.6%
Republic of Korea — 0.6%
Samsung Electronics Co. Ltd. 2.312%
	59,500	2,970,972
TOTAL PREFERRED STOCK (Cost $3,150,465)		2,970,972
TOTAL EQUITIES (Cost $393,568,845)		479,973,126
TOTAL LONG-TERM INVESTMENTS (Cost $393,568,845)		479,973,126
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	5,752,928	5,752,928
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (e)	$ 5,005,733	5,005,733
TOTAL SHORT-TERM INVESTMENTS (Cost $10,758,661)		10,758,661
TOTAL INVESTMENTS — 100.5%
(Cost $404,327,506) (f)		490,731,787
Other Assets/ (Liabilities) — (0.5)%		(2,360,307)
NET ASSETS — 100.0%		$488,371,480

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $11,596,647 or 2.37% of net assets. The Fund received $6,334,053 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $1,522,823 or 0.31% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)
Maturity value of $5,006,623. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $5,105,928.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Industrials	19.8%
Financials	19.2%
Consumer Discretionary	15.6%
Health Care	13.2%
Information Technology	9.2%
Consumer Staples	8.3%
Materials	7.1%
Communication Services	3.1%
Energy	1.9%
Utilities	0.9%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
108

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 97.4%
Common Stock — 96.8%
Australia — 1.9%
ANZ Group Holdings Ltd.	111,673	$ 2,139,640
BHP Group Ltd.	165,867	4,790,104
BHP Group Ltd. Class DI Class DI (a)	211,515	6,074,837
Challenger Ltd.	170,735	793,252
Downer EDI Ltd.	663,483	2,212,269
IGO Ltd. (a)	249,626	1,152,442
Macquarie Group Ltd.	17,931	2,333,741
Pilbara Minerals Ltd. (a)	725,894	1,819,269
Scentre Group	1,296,646	2,872,639
South32 Ltd.	1,898,551	3,727,881
Worley Ltd.	356,025	3,896,080
		31,812,154
Austria — 0.6%
BAWAG Group AG (b)	76,875	4,872,185
Erste Group Bank AG	55,733	2,481,740
OMV AG	53,145	2,517,918
		9,871,843
Belgium — 0.2%
KBC Group NV	31,162	2,341,398
Umicore SA	63,182	1,361,866
		3,703,264
Brazil — 2.1%
B3 SA - Brasil Bolsa Balcao	1,180,014	2,820,985
Banco BTG Pactual SA	408,200	2,965,013
Embraer SA (c)	430,300	2,857,856
Hypera SA	101,900	669,053
Klabin SA	636,430	3,205,372
Localiza Rent a Car SA	368,630	4,018,959
MercadoLibre, Inc. (c)	4,282	6,474,213
Multiplan Empreendimentos Imobiliarios SA	655,704	3,345,589
Raia Drogasil SA	667,467	3,642,495
Suzano SA	113,627	1,449,507
Vale SA Sponsored ADR	63,247	770,981
WEG SA	117,719	896,611
XP, Inc. Class A	45,600	1,170,096
		34,286,730
Canada — 4.3%
Brookfield Corp.	67,748	2,834,858
Canadian National Railway Co. (a)	41,388	5,451,214
Canadian Pacific Kansas City Ltd. (a)	53,682	4,733,142
Cenovus Energy, Inc.	238,185	4,761,766

	Number of Shares	Value
Constellation Software, Inc.	1,948	$ 5,321,029
Definity Financial Corp. (a)	132,951	4,234,252
Descartes Systems Group, Inc. (c)	23,356	2,137,775
Element Fleet Management Corp. (a)	459,816	7,430,787
Magna International, Inc.	73,931	4,027,761
National Bank of Canada (a)	116,507	9,810,482
Shopify, Inc. Class A (c)	43,625	3,366,541
Sun Life Financial, Inc.	115,324	6,292,567
Suncor Energy, Inc.	161,804	5,971,416
TMX Group Ltd.	208,970	5,512,161
		71,885,751
Chile — 0.3%
Antofagasta PLC	130,944	3,380,311
Banco de Chile	21,723,393	2,416,740
		5,797,051
China — 7.9%
Alibaba Group Holding Ltd.	550,680	4,969,784
Alibaba Group Holding Ltd. Sponsored ADR	109,437	7,918,861
Baidu, Inc. Class A (c)	257,450	3,371,700
Baidu, Inc. Sponsored ADR (c)	16,864	1,775,442
BeiGene Ltd. ADR (c)	13,590	2,125,340
Beijing Enterprises Holdings Ltd.	227,000	658,807
Budweiser Brewing Co. APAC Ltd. (b)	424,600	626,063
Chacha Food Co. Ltd. Class A	136,500	667,309
China Construction Bank Corp. Class H	3,473,000	2,096,349
China Oilfield Services Ltd. Class A	1,131,500	2,708,267
China Pacific Insurance Group Co. Ltd. Class A	363,900	1,139,012
China Resources Gas Group Ltd.	617,800	1,969,439
China Resources Land Ltd.	478,500	1,516,563
Focus Media Information Technology Co. Ltd. Class A	687,300	618,446
Fosun International Ltd.	1,186,500	619,010
Fuyao Glass Industry Group Co. Ltd. Class A	964,400	5,730,950
Hangcha Group Co. Ltd. Class A	221,400	815,082
JD Health International, Inc. (b) (c)	301,350	1,069,298
Jiumaojiu International Holdings Ltd. (b)	900,000	650,173
JOYY, Inc. ADR	28,104	864,198
KE Holdings, Inc. ADR	488,742	6,710,428
Kweichow Moutai Co. Ltd. Class A	11,098	2,616,860
Li Auto, Inc. ADR (c)	65,359	1,979,071
Meituan Class B (b) (c)	119,600	1,477,459

The accompanying notes are an integral part of the financial statements.
109

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NARI Technology Co. Ltd. Class A	1,254,245	$ 4,188,512
NetEase, Inc. ADR	9,900	1,024,353
New Oriental Education & Technology Group, Inc. ADR (c)	10,600	920,292
Nongfu Spring Co. Ltd. Class H (b)	131,200	708,852
NXP Semiconductor NV	22,266	5,516,847
PDD Holdings, Inc. ADR (c)	27,772	3,228,495
Ping An Insurance Group Co. of China Ltd. Class H	146,000	621,095
Prosus NV (PRX NA)	362,241	11,351,254
Prosus NV (PRX SJ)	98,863	3,114,761
Sany Heavy Industry Co. Ltd.	414,300	828,357
Shandong Pharmaceutical Glass Co. Ltd. Class A	318,100	1,263,262
Shenzhen Inovance Technology Co. Ltd. Class A	248,400	2,070,004
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	19,300	748,307
Silergy Corp.	315,000	3,219,188
Tencent Holdings Ltd.	229,700	8,963,971
Tongcheng Travel Holdings Ltd. (b) (c)	1,265,200	3,342,240
Trip.com Group Ltd. (c)	73,000	3,221,620
Tsingtao Brewery Co. Ltd. Class H	312,000	2,147,904
Weichai Power Co. Ltd. Class A	1,252,200	2,826,474
Wilmar International Ltd.	946,600	2,401,368
Yangzijiang Shipbuilding Holdings Ltd.	2,991,900	4,233,072
Yifeng Pharmacy Chain Co. Ltd. Class A	408,082	2,221,085
Yum China Holdings, Inc.	12,050	475,277
Yum China Holdings, Inc.	150,061	5,970,927
Zhejiang Dingli Machinery Co. Ltd. Class A	9,100	70,683
Zhongsheng Group Holdings Ltd.	863,500	1,495,090
ZTO Express Cayman, Inc. ADR	51,251	1,073,196
		131,940,397
Denmark — 1.3%
Coloplast AS Class B	12,467	1,687,250
Genmab AS (c)	11,537	3,451,770
Novo Nordisk AS Class B	62,661	8,026,619
Novo Nordisk AS Sponsored ADR	64,300	8,256,120
		21,421,759
Finland — 0.6%
Mandatum OYJ (c)	81,153	362,730
Sampo OYJ Class A	153,326	6,536,449

	Number of Shares	Value
Stora Enso OYJ Class R	172,138	$ 2,393,865
		9,293,044
France — 7.1%
Air Liquide SA	21,693	4,520,842
Airbus SE	38,174	7,041,425
Alstom SA (a)	86,501	1,317,731
AXA SA	426,185	16,002,694
BNP Paribas SA	119,283	8,489,160
Capgemini SE	16,612	3,830,606
Cie de Saint-Gobain SA	39,531	3,065,463
Dassault Aviation SA	29,662	6,528,179
Dassault Systemes SE	31,837	1,408,188
Engie SA	553,324	9,298,478
EssilorLuxottica SA	14,044	3,185,096
Forvia SE (c)	83,452	1,264,394
Kering SA	5,440	2,150,238
L’Oreal SA	8,893	4,217,613
Legrand SA	36,471	3,858,557
LVMH Moet Hennessy Louis Vuitton SE	6,107	5,523,398
Safran SA	43,633	9,880,265
Sartorius Stedim Biotech	11,415	3,252,950
Teleperformance SE	10,751	1,042,521
Thales SA	21,034	3,585,805
TotalEnergies SE (a)	265,326	18,243,817
Ubisoft Entertainment SA (c)	92,376	1,945,187
		119,652,607
Germany — 6.6%
Allianz SE Registered	15,078	4,518,651
BASF SE	78,928	4,507,229
Bayer AG Registered	128,399	3,937,747
Covestro AG (b) (c)	109,693	6,000,904
Daimler Truck Holding AG	71,605	3,627,281
Deutsche Boerse AG	10,832	2,216,338
Deutsche Post AG Registered	65,835	2,835,083
Deutsche Telekom AG Registered	459,522	11,154,995
Douglas AG (c)	60,748	1,399,891
Evotec SE (c)	220,449	3,441,640
Fresenius SE & Co. KGaA	141,852	3,825,677
Heidelberg Materials AG	23,697	2,606,591
Infineon Technologies AG	32,717	1,112,238
KION Group AG	71,292	3,752,100
Mercedes-Benz Group AG	38,183	3,041,400
Merck KGaA	9,732	1,717,583
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	16,923	8,257,275
Puma SE	56,606	2,565,909
SAP SE	63,985	12,457,441

The accompanying notes are an integral part of the financial statements.
110

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Schott Pharma AG & Co. KGaA	40,589	$ 1,734,176
Siemens AG Registered	109,951	20,990,203
Siemens Healthineers AG (b)	67,810	4,149,654
		109,850,006
Guatemala — 0.1%
Millicom International Cellular SA SDR (c)	86,587	1,764,688
Hong Kong — 1.3%
AIA Group Ltd.	1,691,200	11,349,626
Hong Kong Exchanges & Clearing Ltd.	73,200	2,134,972
Hongkong Land Holdings Ltd.	363,300	1,115,564
Jardine Matheson Holdings Ltd.	31,900	1,189,517
Prudential PLC	450,300	4,235,758
Wharf Real Estate Investment Co. Ltd.	486,000	1,583,046
		21,608,483
Hungary — 0.4%
OTP Bank Nyrt	134,928	6,209,905
India — 4.2%
Ashok Leyland Ltd.	760,282	1,566,495
Asian Paints Ltd.	28,507	976,579
Axis Bank Ltd.	512,609	6,445,107
HDFC Asset Management Co. Ltd. (b)	21,412	966,553
HDFC Bank Ltd.	543,957	9,457,614
HDFC Life Insurance Co. Ltd. (b)	481,576	3,653,124
Hindalco Industries Ltd.	339,641	2,288,900
Hindustan Unilever Ltd.	35,130	953,927
ICICI Bank Ltd.	459,153	6,044,655
ICICI Bank Ltd. Sponsored ADR	81,346	2,148,348
Indraprastha Gas Ltd.	13,866	71,622
Infosys Ltd.	123,924	2,227,432
Jio Financial Services Ltd. (c)	94,381	401,156
Kotak Mahindra Bank Ltd.	82,210	1,764,909
Larsen & Toubro Ltd.	117,575	5,308,856
NTPC Ltd.	1,468,714	5,960,302
Petronet LNG Ltd.	251,460	796,192
Reliance Industries Ltd.	224,969	8,033,944
Shree Cement Ltd.	7,955	2,465,910
Shriram Finance Ltd.	110,658	3,132,679
Tata Consultancy Services Ltd.	17,749	827,686
Tech Mahindra Ltd.	116,709	1,745,825
Titan Co. Ltd.	13,079	596,038
Varun Beverages Ltd.	103,439	1,737,396
Voltas Ltd.	100,691	1,327,149
		70,898,398

	Number of Shares	Value
Indonesia — 0.8%
Bank Central Asia Tbk. PT	9,526,600	$ 6,054,163
Bank Mandiri Persero Tbk. PT	1,994,800	913,234
Bank Rakyat Indonesia Persero Tbk. PT	9,808,064	3,748,819
Sarana Menara Nusantara Tbk. PT	22,251,500	1,206,750
Sumber Alfaria Trijaya Tbk. PT	3,600,200	660,977
Telkom Indonesia Persero Tbk. PT	3,297,100	723,131
		13,307,074
Ireland — 0.1%
AerCap Holdings NV (c)	27,887	2,423,659
Italy — 2.1%
Banca Mediolanum SpA	261,643	2,875,398
DiaSorin SpA (a)	26,471	2,553,537
Enel SpA	682,316	4,504,297
Ermenegildo Zegna NV	120,001	1,758,015
Intesa Sanpaolo SpA	767,545	2,784,785
Leonardo SpA	183,859	4,618,911
Moncler SpA	41,159	3,070,851
Prysmian SpA	106,328	5,552,998
UniCredit SpA	190,493	7,228,932
		34,947,724
Japan — 14.6%
Asahi Group Holdings Ltd.	85,200	3,127,999
Asahi Kasei Corp.	211,000	1,545,450
Astellas Pharma, Inc.	510,600	5,487,279
Calbee, Inc.	117,500	2,649,330
Central Japan Railway Co.	58,500	1,452,329
Chugai Pharmaceutical Co. Ltd.	117,600	4,494,815
CyberAgent, Inc.	209,000	1,515,895
Daiichi Sankyo Co. Ltd.	104,500	3,321,389
Daikin Industries Ltd.	12,600	1,723,553
Denso Corp.	199,900	3,824,910
Disco Corp.	14,300	5,253,871
Electric Power Development Co. Ltd. Class C	105,100	1,727,212
Fujitsu Ltd.	172,000	2,754,152
Hamamatsu Photonics KK	43,300	1,526,273
Hikari Tsushin, Inc.	11,500	2,160,771
Hitachi Ltd.	80,200	7,325,446
Honda Motor Co. Ltd.	103,200	1,276,371
Isetan Mitsukoshi Holdings Ltd.	92,200	1,494,951
Kao Corp.	67,700	2,533,037
Keyence Corp.	8,500	3,952,494
Kirin Holdings Co. Ltd.	87,300	1,213,025
LY Corp.	957,500	2,419,292
MatsukiyoCocokara & Co.	120,800	1,940,243
MINEBEA MITSUMI, Inc.	65,900	1,291,798

The accompanying notes are an integral part of the financial statements.
111

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi Corp.	135,600	$ 3,131,781
Mitsubishi Electric Corp.	475,200	7,965,071
Mitsubishi Estate Co. Ltd.	204,900	3,727,288
Mitsubishi HC Capital, Inc.	206,900	1,441,892
Mitsubishi UFJ Financial Group, Inc.	988,500	10,055,279
Mitsui Fudosan Co. Ltd.	1,103,400	11,888,919
Murata Manufacturing Co. Ltd.	291,500	5,485,263
Nextage Co. Ltd. (a)	115,800	2,193,855
Nippon Sanso Holdings Corp.	66,000	2,071,941
Nippon Steel Corp. (a)	89,800	2,159,145
Nippon Telegraph & Telephone Corp.	10,857,900	12,926,685
Niterra Co. Ltd.	44,200	1,466,561
NTT Data Group Corp.	291,600	4,634,216
Olympus Corp.	301,200	4,333,212
Omron Corp.	23,800	853,062
ORIX Corp.	166,700	3,644,778
Otsuka Holdings Co. Ltd.	77,100	3,197,519
Panasonic Holdings Corp.	259,700	2,477,693
Persol Holdings Co. Ltd.	2,794,900	3,909,347
Recruit Holdings Co. Ltd.	156,800	6,907,364
Renesas Electronics Corp.	109,200	1,954,500
Resona Holdings, Inc.	288,300	1,781,165
Seven & i Holdings Co. Ltd.	734,600	10,692,665
Shimadzu Corp.	49,400	1,377,713
SMC Corp.	4,000	2,257,050
Sompo Holdings, Inc.	171,000	3,584,649
Sony Group Corp.	82,900	7,104,741
Stanley Electric Co. Ltd.	135,700	2,401,621
SUMCO Corp.	107,200	1,696,680
Sumitomo Corp.	261,600	6,298,458
Sumitomo Metal Mining Co. Ltd.	55,800	1,654,973
Sumitomo Mitsui Trust Holdings, Inc.	62,900	1,356,192
Suzuki Motor Corp.	198,800	2,267,761
Taiheiyo Cement Corp.	77,600	1,784,578
Takeda Pharmaceutical Co. Ltd.	70,700	1,964,920
TechnoPro Holdings, Inc.	86,100	1,720,605
THK Co. Ltd.	56,200	1,322,874
Tokio Marine Holdings, Inc.	159,200	5,000,270
Tokyo Electron Ltd.	35,800	9,388,530
Toyota Motor Corp.	693,600	17,434,412
Welcia Holdings Co. Ltd. (a)	39,700	674,887
		244,202,000
Luxembourg — 0.1%
ArcelorMittal SA	86,427	2,374,371
Macau — 0.2%
Galaxy Entertainment Group Ltd.	805,000	4,046,589

	Number of Shares	Value
Malaysia — 0.3%
CIMB Group Holdings Bhd.	2,532,196	$ 3,517,391
Tenaga Nasional Bhd.	516,400	1,226,664
		4,744,055
Mexico — 0.8%
Becle SAB de CV (a)	279,195	656,310
Fresnillo PLC	49,342	293,142
Gruma SAB de CV Class B	164,601	3,093,718
Grupo Aeroportuario del Pacifico SAB de CV ADR	7,772	1,268,157
Grupo Financiero Banorte SAB de CV Class O	93,520	1,006,351
Grupo Mexico SAB de CV Series B	843,388	5,004,543
Wal-Mart de Mexico SAB de CV	676,200	2,754,674
		14,076,895
Netherlands — 5.4%
Adyen NV (b) (c)	2,499	4,233,103
Akzo Nobel NV	99,684	7,435,078
Argenx SE ADR (c)	9,253	3,643,091
ASML Holding NV	32,052	30,772,576
ASR Nederland NV	39,770	1,947,014
Euronext NV (b)	19,388	1,844,045
Heineken NV	109,434	10,544,582
ING Groep NV Series N	1,116,357	18,385,395
Koninklijke Philips NV (c)	322,857	6,474,215
Shell PLC ADR	67,291	4,511,189
		89,790,288
Norway — 0.9%
DNB Bank ASA	265,265	5,265,812
Equinor ASA ADR	89,911	2,430,294
Equinor ASA	198,165	5,317,040
Storebrand ASA	281,044	2,599,874
		15,613,020
Peru — 0.0%
Credicorp Ltd.	4,292	727,194
Philippines — 0.3%
BDO Unibank, Inc.	462,164	1,270,697
Jollibee Foods Corp.	220,200	989,922
SM Investments Corp.	176,560	3,066,747
		5,327,366
Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	200,815	2,455,903
Portugal — 0.7%
Banco Comercial Portugues SA Class R (c)	5,866,973	1,980,191

The accompanying notes are an integral part of the financial statements.
112

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Galp Energia SGPS SA	423,820	$ 7,015,480
Jeronimo Martins SGPS SA	155,295	3,081,270
		12,076,941
Republic of Korea — 4.3%
CJ CheilJedang Corp.	6,946	1,506,903
Coupang, Inc. (c)	55,214	982,257
HL Mando Co. Ltd.	29,057	736,277
Hyundai Mobis Co. Ltd.	6,554	1,273,492
Hyundai Motor Co.	18,612	3,278,072
KB Financial Group, Inc.	26,058	1,355,494
KT Corp.	71,533	2,016,963
KT Corp. Sponsored ADR (c)	168,391	2,360,842
LG Chem Ltd.	14,498	4,740,408
Lotte Chemical Corp.	11,282	1,004,292
NAVER Corp.	23,374	3,249,757
Samsung Electronics Co. Ltd.	684,968	41,012,339
Samsung Life Insurance Co. Ltd.	24,167	1,714,736
SK Hynix, Inc.	45,977	6,110,207
		71,342,039
Russia — 0.0%
Gazprom PJSC (c) (d) (e)	496,602	—
Novatek PJSC (d) (e)	73,140	—
		—
Saudi Arabia — 1.0%
Al Rajhi Bank	78,117	1,730,930
Arabian Internet & Communications Services Co.	4,664	470,339
Saudi Awwal Bank	320,419	3,545,792
Saudi Basic Industries Corp.	144,212	3,003,094
Saudi National Bank	750,052	8,166,764
		16,916,919
Singapore — 0.7%
DBS Group Holdings Ltd.	85,900	2,297,583
Sea Ltd. ADR (c)	39,053	2,097,537
United Overseas Bank Ltd.	321,700	6,991,795
		11,386,915
South Africa — 0.5%
Bid Corp. Ltd. (a)	31,001	754,820
Capitec Bank Holdings Ltd.	17,485	1,934,769
Clicks Group Ltd.	69,475	1,087,069
FirstRand Ltd. (a)	670,287	2,184,634
Foschini Group Ltd.	182,101	956,878
Kumba Iron Ore Ltd.	49,936	1,218,837
Woolworths Holdings Ltd. (a)	199,596	624,167
		8,761,174

	Number of Shares	Value
Spain — 0.6%
Amadeus IT Group SA	99,416	$ 6,375,757
Iberdrola SA	279,147	3,465,837
		9,841,594
Sweden — 1.9%
Assa Abloy AB Class B	101,945	2,924,271
Autoliv, Inc.	26,057	3,136,599
Boliden AB	59,948	1,660,822
Elekta AB Class B (a)	193,590	1,458,762
Essity AB Class B (a)	200,156	4,753,350
Hexagon AB Class B	225,265	2,666,476
Sandvik AB	136,775	3,034,776
Svenska Handelsbanken AB Class A (a)	317,490	3,210,802
Swedbank AB Class A (a)	156,399	3,103,247
Telefonaktiebolaget LM Ericsson Class B (a)	999,321	5,500,651
		31,449,756
Switzerland — 2.9%
ABB Ltd. Registered	117,324	5,445,322
Alcon, Inc.	83,423	6,906,547
Barry Callebaut AG Registered	1,047	1,519,673
Cie Financiere Richemont SA Registered Class A	21,358	3,267,223
Julius Baer Group Ltd.	156,672	9,043,924
Novartis AG Registered	106,909	10,353,532
Partners Group Holding AG	2,791	3,988,230
Sandoz Group AG (c)	78,395	2,364,762
Sonova Holding AG Registered	3,375	976,842
Zurich Insurance Group AG	8,526	4,597,055
		48,463,110
Taiwan — 4.3%
Advantech Co. Ltd.	31,000	394,596
ASE Technology Holding Co. Ltd.	863,000	4,190,182
Bizlink Holding, Inc.	208,308	1,673,975
Chailease Holding Co. Ltd.	234,720	1,257,842
Delta Electronics, Inc.	63,000	674,985
Hon Hai Precision Industry Co. Ltd.	1,084,000	5,267,297
Largan Precision Co. Ltd.	11,000	836,209
MediaTek, Inc.	190,000	6,902,180
Taiwan Semiconductor Manufacturing Co. Ltd.	2,113,000	50,910,478
		72,107,744
Thailand — 0.4%
Bangkok Dusit Medical Services PCL Class F	725,500	561,912
Bangkok Dusit Medical Services PCL NVDR	869,700	673,597

The accompanying notes are an integral part of the financial statements.
113

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bumrungrad Hospital PCL	104,600	$639,503
CP ALL PCL	619,400	925,490
SCB X PCL	861,800	2,694,742
True Corp. PCL NVDR (c)	7,807,000	1,648,256
		7,143,500
United Arab Emirates — 0.1%
First Abu Dhabi Bank PJSC	401,537	1,465,375
United Kingdom — 9.1%
Ashtead Group PLC	53,138	3,777,108
AstraZeneca PLC Sponsored ADR	365,490	24,761,947
Barclays PLC	1,433,089	3,330,150
BP PLC	957,530	6,016,482
Bridgepoint Group PLC (b)	775,852	2,543,532
British American Tobacco PLC	59,277	1,801,720
BT Group PLC	2,817,028	3,898,021
Bunzl PLC	66,020	2,542,338
CK Hutchison Holdings Ltd.	310,500	1,501,117
Compass Group PLC	171,695	5,031,878
DCC PLC	30,118	2,192,402
Diageo PLC	96,971	3,581,199
Dowlais Group PLC	669,937	659,406
Great Portland Estates PLC	351,485	1,724,283
Hiscox Ltd.	114,196	1,788,408
HSBC Holdings PLC	718,658	5,617,387
Imperial Brands PLC	203,081	4,540,487
Informa PLC	239,029	2,506,038
Investec PLC	198,017	1,326,710
Johnson Matthey PLC	76,767	1,732,407
Kingfisher PLC	1,083,465	3,407,910
Lloyds Banking Group PLC	4,897,566	3,205,929
London Stock Exchange Group PLC	33,262	3,984,080
Melrose Industries PLC	451,642	3,833,107
National Grid PLC	266,574	3,586,344
Next PLC	28,187	3,291,034
Pearson PLC	162,333	2,133,935
Persimmon PLC	94,437	1,566,907
Rentokil Initial PLC	264,821	1,580,372
Rolls-Royce Holdings PLC (c)	1,792,023	9,637,178
Smith & Nephew PLC	278,889	3,526,666
Smiths Group PLC	102,307	2,122,536
SSE PLC	113,663	2,369,985
Standard Chartered PLC	211,824	1,795,066
Taylor Wimpey PLC	1,045,838	1,812,578
Unilever PLC (ULVR LN)	293,586	14,742,759
Unilever PLC (UNA NA)	56,194	2,820,323
WPP PLC	670,765	6,347,917
		152,637,646

	Number of Shares	Value
United States — 5.6%
Amcor PLC CDI	250,803	$2,361,197
Broadcom, Inc.	5,567	7,378,558
BRP, Inc. (a)	28,345	1,903,199
Canva, Inc. (Acquired 8/16/21-11/04/21, Cost $652,842) (c) (d) (e) (f)	383	408,531
Cognizant Technology Solutions Corp. Class A	17,031	1,248,202
Experian PLC	61,898	2,702,221
Globant SA (c)	2,987	603,075
GSK PLC Sponsored ADR	162,882	6,982,751
Holcim AG	21,654	1,970,701
Las Vegas Sands Corp.	55,491	2,868,885
Linde PLC (LIN TH)	6,663	3,079,943
Linde PLC (LIN US)	145	67,326
Mastercard, Inc. Class A	5,028	2,421,334
Nestle SA Registered	174,873	18,568,088
Roche Holding AG	48,992	12,506,523
Samsonite International SA (b) (c)	428,400	1,621,915
Sanofi SA	150,730	14,789,231
Signify NV (b)	65,499	2,017,005
Stellantis NV	152,510	4,327,397
Tenaris SA	125,156	2,472,974
Waste Connections, Inc.	24,622	4,235,230
		94,534,286
TOTAL COMMON STOCK (Cost $1,385,606,020)		1,622,159,217
Preferred Stock — 0.6%
Brazil — 0.1%
Banco Bradesco SA 9.929%	577,400	1,641,689
Germany — 0.5%
Dr Ing hc F Porsche AG 1.094% (b)	27,038	2,691,458
Sartorius AG 0.434%	6,885	2,738,215
Volkswagen AG 7.162%	20,532	2,723,044
		8,152,717
United States — 0.0%
Canva, Inc., Series A, (Acquired 11/04/21, Cost $39,209) (c) (d) (e) (f)	23	24,533
TOTAL PREFERRED STOCK (Cost $9,754,959)		9,818,939
TOTAL EQUITIES (Cost $1,395,360,979)		1,631,978,156

The accompanying notes are an integral part of the financial statements.
114

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Warrants — 0.0%
Canada — 0.0%
Constellation Software Inc. (a) (c) (d) (e)	1,982	$—
TOTAL WARRANTS (Cost $0)		—
Rights — 0.0%
Russia — 0.0%
Moscow Exchange MICEX-Rates PJSC (MOEX RM) (c) (d) (e)	83,990	—
Moscow Exchange MICEX-Rates PJSC (MOEX RU) (d) (e)	1,181,630	—
		—
TOTAL RIGHTS (Cost $2,619,126)		—
TOTAL LONG-TERM INVESTMENTS
(Cost $1,397,980,105)		1,631,978,156
Short-Term Investments — 2.6%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	16,587,275	16,587,275
Mutual Fund — 1.6%
T. Rowe Price Government Reserve Investment Fund	27,426,180	27,426,180
	Principal Amount
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (h)	$670,541	670,541
TOTAL SHORT-TERM INVESTMENTS (Cost $44,683,996)		44,683,996
TOTAL INVESTMENTS — 100.0%
(Cost $1,442,664,101) (i)		1,676,662,152
Other Assets/ (Liabilities) — (0.0)%		(802,361)
NET ASSETS — 100.0%		$1,675,859,791

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $42,670,157 or 2.55% of net assets. The Fund received $28,347,651 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $42,467,563 or 2.53% of net assets.

(c)	Non-income producing security.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $433,064 or 0.03% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $433,064 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $670,660. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $683,998.

(i)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	20.5%
Information Technology	14.8%
Industrials	14.2%
Consumer Discretionary	11.3%
Health Care	10.5%
Consumer Staples	7.4%
Materials	5.9%
Communication Services	4.4%
Energy	4.2%
Real Estate	2.1%
Utilities	2.1%
Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
115

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)
OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
Alcon, Inc.	Morgan Stanley & Co. LLC	5/17/24	80.00	23	CHF	184,000	$ (1,665)	$(4,141)	$ 2,476
Linde PLC	Morgan Stanley & Co. LLC	5/17/24	500.00	4	USD	200,000	(928)	(2,500)	1,572
Alcon, Inc.	Morgan Stanley & Co. LLC	5/17/24	80.00	23	CHF	184,000	(1,665)	(3,950)	2,285
							$(4,258)	$(10,591)	$6,333

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
116

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$1,022,458,770	$389,357,703
Repurchase agreements, at value (Note 2) (b)	119,920,198	6,385,643
Total investments (c)	1,142,378,968	395,743,346
Cash	506,032	13,405
Foreign currency, at value (d)	—	1,230,249
Receivables from:
Investments sold
Regular delivery	5,952,370	588,290
Delayed delivery	12,543,713	4,178,922
Cash collateral pledged for open derivatives (Note 2)	2,624,464	2,867,707
Cash collateral pledged for when-issued securities (Note 2)	54,367	—
Open forward contracts (Note 2)	203,042	286,201
Fund shares sold	1,201,949	284,411
Variation margin on open derivative instruments (Note 2)	—	3,003,926
Interest and dividends	4,310,709	2,993,379
Foreign tax reclaims	14,304	—
Prepaid expenses	52,433	78,841
Total assets	1,169,842,351	411,268,677
Liabilities:
Payables for:
Investments purchased
Regular delivery	109,138,764	407,950
Delayed delivery	179,824,082	9,304,446
Written options outstanding, at value (Note 2) (e)	—	130,185
Distributions (Note 2)	853	845
Open forward contracts (Note 2)	8,847	696,254
Fund shares redeemed	553,749	321,370
Premium on purchased options	—	58,890
Cash collateral held for securities on loan (Note 2)	50,761,725	2,693,965
Open swap agreements, at value (Note 2)	—	57,782
Trustees’ fees and expenses (Note 3)	120,869	43,721
Variation margin on open derivative instruments (Note 2)	236,286	—
Affiliates (Note 3):
Administration fees	58,684	81,266
Investment advisory fees	162,292	121,692
Service fees	44,657	18,474
Distribution fees	7,911	2,639
Due to Broker	54,367	—
Accrued expense and other liabilities	91,178	108,663
Total liabilities	341,064,264	14,048,142
Net assets	$828,778,087	$397,220,535
Net assets consist of:
Paid-in capital	$969,772,718	$481,374,436
Accumulated earnings (loss)	(140,994,631)	(84,153,901)
Net assets	$828,778,087	$397,220,535
(a) Cost of investments:	$ 1,046,270,274	$ 408,284,337
(b) Cost of repurchase agreements:	$119,920,198	$6,385,643
(c) Securities on loan with market value of:	$49,727,573	$2,858,448
(d) Cost of foreign currency:	$—	$1,263,519
(e) Premiums received on written options:	$—	$221,488

The accompanying notes are an integral part of the financial statements.
118

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund	MassMutual Blue Chip Growth Fund

$215,578,545	$456,444,145	$2,809,453,208	$646,292,033	$24,114,791	$2,551,462,040
1,318,490	8,060,428	29,093,131	12,456,568	358,088	76,528,943
216,897,035	464,504,573	2,838,546,339	658,748,601	24,472,879	2,627,990,983
77,591	101,792	639,098	121,822	7,049	21,923
—	293,510	—	38	—	1

4,080,423	1,306,793	—	304,953	30,414	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
111,039	194,360	3,033,500	111,334	34,669	823,240
—	—	214	—	—	–
232,396	596,455	1,791,782	893,475	784	1,082,251
58,428	51,476	—	92,616	—	2,059,355
66,953	67,818	70,591	66,939	40,291	74,325
221,523,865	467,116,777	2,844,081,524	660,339,778	24,586,086	2,632,052,078

4,084,509	867,540	140,123	128,146	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
258,921	79,555	1,746,194	264,177	6,598	4,941,206
—	—	—	—	—	—
160,256	1,316,926	—	—	—	6,371,296
—	—	—	—	—	—
98,278	131,795	352,453	92,723	661	220,615
—	—	—	—	—	—

30,756	30,640	317,415	44,514	13,346	144,168
80,050	207,204	208,430	344,211	12,505	1,226,041
21,504	18,831	429,255	33,037	6,904	111,732
325	896	174,327	4,135	937	25,443
—	—	—	—	—	—
16,230	40,398	94,235	27,461	36,279	107,284
4,750,829	2,693,785	3,462,432	938,404	77,230	13,147,785
$ 216,773,036	$ 464,422,992	$ 2,840,619,092	$ 659,401,374	$ 24,508,856	$ 2,618,904,293

$135,745,344	$335,496,005	$1,279,009,350	$498,566,973	$21,247,854	$1,435,424,597
81,027,692	128,926,987	1,561,609,742	160,834,401	3,261,002	1,183,479,696
$216,773,036	$464,422,992	$2,840,619,092	$659,401,374	$24,508,856	$2,618,904,293

$167,620,425	$341,923,798	$1,337,945,204	$498,934,014	$19,098,015	$1,420,011,248
$1,318,490	$8,060,428	$29,093,131	$12,456,568	$358,088	$76,528,943
$156,981	$3,958,127	$1,521,763	$—	$—	$23,655,013
$—	$284,219	$—	$38	$—	$1
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
119

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Class I shares:
Net assets	$ 681,037,249	$ 295,161,793
Shares outstanding (a)	81,632,163	34,729,941
Net asset value, offering price and redemption price per share	$8.34	$8.50
Class R5 shares:
Net assets	$22,116,723	$48,015,538
Shares outstanding (a)	2,653,764	5,641,642
Net asset value, offering price and redemption price per share	$8.33	$8.51
Service Class shares:
Net assets	$39,829,284	$9,483,827
Shares outstanding (a)	4,752,334	1,112,477
Net asset value, offering price and redemption price per share	$8.38	$8.52
Administrative Class shares:
Net assets	$13,130,792	$13,489,116
Shares outstanding (a)	1,574,744	1,585,910
Net asset value, offering price and redemption price per share	$8.34	$8.51
Class R4 shares:
Net assets	$50,406,049	$15,656,713
Shares outstanding (a)	5,989,946	1,852,349
Net asset value, offering price and redemption price per share	$8.42	$8.45
Class A shares:
Net assets	$8,973,748	$10,959,376
Shares outstanding (a)	1,080,912	1,287,774
Net asset value, and redemption price per share	$8.30	$8.51
Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.67	$8.89
Class R3 shares:
Net assets	$13,284,242	$4,359,417
Shares outstanding (a)	1,590,559	519,292
Net asset value, offering price and redemption price per share	$8.35	$8.39
Class Y shares:
Net assets		$94,755
Shares outstanding (a)		11,136
Net asset value, offering price and redemption price per share		$8.51

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
120

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund	MassMutual Blue Chip Growth Fund

$ 95,688,942	$ 336,365,264	$ 1,178,481,780	$ 469,267,160	$ 2,838,322	$ 1,784,758,791
7,552,210	36,193,291	69,853,689	25,833,815	645,447	79,285,350
$12.67	$9.29	$16.87	$18.16	$4.40	$22.51

$48,823,085	$46,825,468	$369,110,187	$62,638,480	$4,269,903	$298,738,728
3,837,165	4,975,911	21,702,430	3,421,331	965,552	13,362,001
$12.72	$9.41	$17.01	$18.31	$4.42	$22.36

$13,287,989	$29,040,573	$307,726,859	$36,040,485	$3,028,512	$166,305,670
1,043,812	3,114,246	18,003,222	2,039,283	746,245	7,603,743
$12.73	$9.33	$17.09	$17.67	$4.06	$21.87

$21,522,215	$20,387,822	$262,079,431	$37,371,539	$3,475,274	$178,219,973
1,672,423	2,150,115	15,949,285	2,168,582	948,706	8,435,440
$12.87	$9.48	$16.43	$17.23	$3.66	$21.13

$11,296,112	$5,397,560	$401,777,034	$10,362,920	$1,602,877	$54,201,445
909,695	601,732	25,122,055	677,832	574,942	2,853,353
$12.42	$8.97	$15.99	$15.29	$2.79	$19.00

$25,553,677	$24,914,818	$19,619,316	$36,791,452	$7,836,178	$92,975,289
2,010,922	2,691,726	1,242,758	2,328,562	2,688,518	4,910,286
$12.71	$9.26	$15.79	$15.80	$2.91	$18.93
$13.45	$9.80	$16.71	$16.72	$3.08	$20.03

$491,901	$1,384,512	$301,824,485	$6,820,240	$1,332,610	$43,582,929
39,013	155,471	20,099,492	503,015	704,598	2,736,317
$12.61	$8.91	$15.02	$13.56	$1.89	$15.93

$109,115	$106,975		$109,098	$125,180	$121,468
8,576	11,377		5,963	28,329	5,432
$12.72	$9.40		$18.30	$4.42	$22.36

The accompanying notes are an integral part of the financial statements.
121

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Growth Opportunities Fund	MassMutual Mid Cap Value Fund
Assets:
Investments, at value (Note 2) (a)	$152,842,828	$69,953,932
Repurchase agreements, at value (Note 2) (b)	3,344,363	1,174,070
Total investments (c)	156,187,191	71,128,002
Cash	—	32,716
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	283,982
Delayed delivery	—	—
Open forward contracts (Note 2)	—	7,326
Fund shares sold	34,463	6,577
Investment adviser (Note 3)	—	—
Interest and dividends	16,917	81,812
Foreign tax reclaims	—	3,092
Prepaid expenses	63,882	60,519
Total assets	156,302,453	71,604,026
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	88,920
Delayed delivery	—	—
Written options outstanding, at value (Note 2) (e)	—	—
Open forward contracts (Note 2)	—	430
Fund shares redeemed	32,543	637
Cash collateral held for securities on loan (Note 2)	2,920,950	—
Trustees’ fees and expenses (Note 3)	71,192	15,747
Affiliates (Note 3):
Administration fees	23,859	12,431
Investment advisory fees	83,331	8,619
Service fees	12,554	1,093
Distribution fees	1,404	110
Due to custodian	—	—
Accrued expense and other liabilities	43,723	43,111
Total liabilities	3,189,556	171,098
Net assets	$153,112,897	$71,432,928
Net assets consist of:
Paid-in capital	$102,244,837	$65,610,636
Accumulated earnings (loss)	50,868,060	5,822,292
Net assets	$ 153,112,897	$ 71,432,928
(a) Cost of investments:	$105,685,125	$63,645,351
(b) Cost of repurchase agreements:	$3,344,363	$1,174,070
(c) Securities on loan with market value of:	$4,431,674	$739,615
(d) Cost of foreign currency:	$—	$—
(e) Premiums received on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.
122

MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$42,923,895	$135,209,111	$5,357,102,499	$893,870,638	$485,726,054	$1,675,991,611
564,115	1,495,110	141,813,494	10,344,106	5,005,733	670,541
43,488,010	136,704,221	5,498,915,993	904,214,744	490,731,787	1,676,662,152
6,204	18,671	714,779	148,488	13,518	—
68	—	—	14	22,017	5,613,198

17,298	878,014	2,351,374	6,734,585	661,906	5,233,460
—	—	—	—	—	23,153
—	2,743	—	—	—	—
16,887	375,163	3,420,980	3,191,757	361,937	1,646,624
—	—	—	—	—	195,662
26,327	169,790	1,072,727	481,750	1,070,047	5,556,286
—	—	44,411	—	3,298,418	3,804,985
71,306	66,602	70,199	69,247	65,628	15,228
43,626,100	138,215,204	5,506,590,463	914,840,585	496,225,258	1,698,750,748

32,902	578,014	7,289,481	990,991	401,701	3,523,055
—	—	—	—	—	52,455
—	—	—	—	—	4,258
—	—	—	—	—	—
19,248	36,660	4,561,219	1,150,477	1,135,233	150,971
—	930,931	30,921,425	4,618,851	5,752,928	16,587,275
14,744	48,280	462,262	88,899	79,959	65,449

11,953	20,890	188,591	40,459	36,409	14,409
13,487	58,042	2,622,437	539,944	235,718	—
3,497	6,058	95,597	21,653	25,155	—
448	229	10,601	2,787	3,461	—
—	—	—	—	—	158,966
46,681	52,604	483,584	93,987	183,214	2,334,119
142,960	1,731,708	46,635,197	7,548,048	7,853,778	22,890,957
$43,483,140	$136,483,496	$5,459,955,266	$907,292,537	$488,371,480	$1,675,859,791

$36,169,020	$135,220,518	$3,852,346,265	$757,097,048	$407,654,794	$1,507,683,133
7,314,120	1,262,978	1,607,609,001	150,195,489	80,716,686	168,176,658
$ 43,483,140	$ 136,483,496	$ 5,459,955,266	$ 907,292,537	$ 488,371,480	$ 1,675,859,791

$ 36,502,838	$ 124,939,350	$ 3,922,866,374	$ 719,134,375	$399,321,773	$1,441,993,560
$564,115	$1,495,110	$141,813,494	$10,344,106	$5,005,733	$670,541
$1,147,353	$967,729	$67,921,124	$51,822,246	$11,596,647	$42,670,157
$67	$—	$—	$15	$22,017	$5,646,615
$—	$—	$—	$—	$—	$10,591

The accompanying notes are an integral part of the financial statements.
123

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Growth Opportunities Fund	MassMutual Mid Cap Value Fund
Class I shares:
Net assets	$71,043,259	$ 67,167,104
Shares outstanding (a)	10,051,235	5,447,805
Net asset value, offering price and redemption price per share	$7.07	$12.33
Class R5 shares:
Net assets	$25,204,696	$1,105,582
Shares outstanding (a)	3,718,074	88,196
Net asset value, offering price and redemption price per share	$6.78	$12.54
Service Class shares:
Net assets	$8,346,682	$114,929
Shares outstanding (a)	1,368,470	9,255
Net asset value, offering price and redemption price per share	$6.10	$12.42
Administrative Class shares:
Net assets	$28,497,212	$1,119,969
Shares outstanding (a)	5,428,735	87,647
Net asset value, offering price and redemption price per share	$5.25	$12.78
Class R4 shares:
Net assets	$1,086,104	$357,212
Shares outstanding (a)	285,030	29,165
Net asset value, offering price and redemption price per share	$3.81	$12.25
Class A shares:
Net assets	$ 16,376,202	$1,270,632
Shares outstanding (a)	4,487,251	101,688
Net asset value, and redemption price per share	$3.65	$12.50
Offering price per share (100/[100-maximum sales charge] of net asset value)	$3.86	$13.23
Class R3 shares:
Net assets	$2,411,364	$191,384
Shares outstanding (a)	1,153,344	15,651
Net asset value, offering price and redemption price per share	$2.09	$12.23
Class Y shares:
Net assets	$147,378	$106,116
Shares outstanding (a)	21,739	8,467
Net asset value, offering price and redemption price per share	$6.78	$12.53

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
124

MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$ 32,114,636	$ 75,367,270	$ 4,139,998,883	$ 689,396,844	$ 294,815,422	$ 1,675,859,791
3,631,540	8,176,439	191,761,497	43,361,126	32,966,629	151,081,967
$8.84	$9.22	$21.59	$15.90	$8.94	$11.09

$2,204,568	$32,093,160	$869,121,138	$148,517,856	$108,060,063
249,384	3,442,259	41,215,390	9,608,501	12,014,932
$8.84	$9.32	$21.09	$15.46	$8.99

$717,097	$8,863,890	$156,788,985	$13,921,507	$29,455,766
80,748	959,627	7,831,018	1,002,660	3,300,911
$8.88	$9.24	$20.02	$13.88	$8.92

$2,405,804	$9,883,243	$133,481,817	$18,893,650	$14,505,013
276,899	1,106,803	7,309,946	1,545,032	1,604,935
$8.69	$8.93	$18.26	$12.23	$9.04

$1,723,278	$716,987	$47,336,832	$14,220,519	$20,462,174
208,790	87,743	3,033,237	1,481,726	2,404,275
$8.25	$8.17	$15.61	$9.60	$8.51

$3,450,343	$9,137,542	$95,125,085	$18,008,364	$15,696,555
414,861	1,092,357	6,227,156	1,914,383	1,785,334
$8.32	$8.36	$15.28	$9.41	$8.79
$8.80	$8.86	$16.17	$9.96	$9.30

$773,115	$324,246	$17,990,606	$4,145,186	$5,269,616
96,681	44,854	1,420,924	606,121	609,998
$8.00	$7.23	$12.66	$6.84	$8.64

$94,299	$97,158	$111,920	$188,611	$106,871
10,661	10,428	5,308	12,206	11,891
$8.85	$9.32	$21.09	$15.45	$8.99

The accompanying notes are an integral part of the financial statements.
125

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$ 31,451	$—
Interest (b)	18,678,060	9,662,666
Securities lending net income	170,177	11,649
Total investment income	18,879,688	9,674,315
Expenses (Note 3):
Investment advisory fees	1,204,196	771,512
Custody fees	89,991	113,534
Audit and tax fees	27,621	33,886
Legal fees	13,603	14,204
Proxy fees	1,148	1,149
Accounting & Administration fees	48,135	83,137
Shareholder reporting fees	30,425	19,468
Trustees’ fees	25,017	12,857
Registration and filing fees	51,450	55,011
Transfer agent fees	1,253	1,253
	1,492,839	1,106,011
Administration fees:
Class R5	12,144	23,491
Service Class	42,255	9,313
Administrative Class	17,653	24,549
Class R4	49,545	15,097
Class A	14,580	15,133
Class R3	13,043	4,358
Class Y	—	47
Distribution and Service fees:
Class R4	61,931	18,870
Class A	12,777	13,311
Class R3	32,608	10,896
Total expenses	1,749,375	1,241,076
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(137,011)	—
Class R5 fees reimbursed by adviser	(4,890)	—
Service Class fees reimbursed by adviser	(8,622)	—
Administrative Class fees reimbursed by adviser	(2,479)	—
Class R4 fees reimbursed by adviser	(10,357)	—
Class A fees reimbursed by adviser	(2,151)	—
Class R3 fees reimbursed by adviser	(2,720)	—
Investment advisory fees waived	—	(65,498)
Net expenses:	1,581,145	1,175,578
Net investment income (loss)	17,298,543	8,498,737

The accompanying notes are an integral part of the financial statements.
126

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund	MassMutual Blue Chip Growth Fund

$ 3,612,255	$ 4,436,403	$ 20,718,273	$ 6,281,958	$ 85,367	$ 6,444,141
14,172	53,052	76,166	121,794	3,002	386,178
1,242	8,356	1,120	2,777	389	16,349
3,627,669	4,497,811	20,795,559	6,406,529	88,758	6,846,668

679,053	1,273,702	1,273,327	2,126,944	81,347	7,155,917
20,011	27,068	85,586	27,599	21,201	96,887
29,437	24,928	25,702	32,793	23,962	25,829
5,885	7,886	48,639	12,331	412	43,189
1,149	1,150	1,150	1,149	1,110	1,149
16,281	16,706	38,156	18,774	11,832	36,139
14,733	17,405	54,420	21,812	7,837	36,799
9,342	14,079	78,662	19,687	632	73,918
54,477	55,892	53,942	55,930	70,506	56,064
1,253	1,253	1,253	1,253	1,382	1,253
831,621	1,440,069	1,660,837	2,318,272	220,221	7,527,144

22,125	21,815	167,540	31,062	2,002	139,395
11,871	25,922	346,087	33,228	2,608	145,204
28,006	30,830	404,468	53,191	7,353	241,668
9,952	4,781	471,385	9,625	1,524	48,322
32,114	32,670	29,420	51,312	11,111	119,474
603	1,386	328,424	6,508	1,423	37,929
49	49	—	51	54	57

12,440	5,976	471,385	12,031	1,906	60,402
28,329	28,802	21,015	45,149	9,792	105,498
1,506	3,464	656,848	16,270	3,556	94,824
978,616	1,595,764	4,557,409	2,576,699	261,550	8,519,917

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	(6,257)	—
978,616	1,595,764	4,557,409	2,576,699	255,293	8,519,917
2,649,053	2,902,047	16,238,150	3,829,830	(166,535)	(1,673,249)

The accompanying notes are an integral part of the financial statements.
127

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(4,575,334)	(6,034,672)
Futures contracts	(586,645)	(744,916)
Written options	—	1,318,951
Swap agreements	32,371	1,351,835
Foreign currency transactions	(834)	(25,744)
Forward contracts	(16,332)	(186,511)
Net realized gain (loss)	(5,146,774)	(4,321,057)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	38,341,715	19,385,213
Unfunded bank loan commitments	514	—
Futures contracts	760,651	3,639,051
Written options	—	365,956
Swap agreements	(297,915)	(831,267)
Translation of assets and liabilities in foreign currencies	3,775	56,333
Forward contracts	(52,709)	55,890
Net change in unrealized appreciation (depreciation)	38,756,031	22,671,176
Net realized gain (loss) and change in unrealized appreciation (depreciation)	33,609,257	18,350,119
Net increase (decrease) in net assets resulting from operations	$ 50,907,800	$ 26,848,856
(a) Net of foreign withholding tax of:	$—	$—
(b) Net of foreign withholding tax of:	$—	$1,941

The accompanying notes are an integral part of the financial statements.
128

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund	MassMutual Blue Chip Growth Fund

35,203,758	23,521,635	108,675,603	14,513,396	1,802,158	166,613,221
—	—	2,079,914	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(17,112)	1,363	—	(1,411)	—	—
—	—	—	—	—	—
35,186,646	23,522,998	110,755,517	14,511,985	1,802,158	166,613,221

12,832,621	53,615,646	426,067,397	80,017,440	3,905,585	439,420,046
—	—	—	—	—	—
—	—	1,047,500	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
1,469	4,495	—	4,165	—	—
—	—	—	—	—	—
12,834,090	53,620,141	427,114,897	80,021,605	3,905,585	439,420,046

48,020,736	77,143,139	537,870,414	94,533,590	5,707,743	606,033,267
$ 50,669,789	$ 80,045,186	$ 554,108,564	$ 98,363,420	$ 5,541,208	$ 604,360,018

$16,262	$39,370	$5,095	$44,363	$225	$181,345
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
129

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual Growth Opportunities Fund	MassMutual Mid Cap Value Fund
Investment income (Note 2):
Dividends (a)	$ 328,233	$ 953,392
Interest	21,209	14,977
Securities lending net income	2,134	1,706
Total investment income	351,576	970,075
Expenses (Note 3):
Investment advisory fees	509,623	305,236
Custody fees	18,289	37,979
Audit and tax fees	24,392	24,822
Legal fees	3,432	2,115
Proxy fees	1,150	1,150
Accounting & Administration fees	13,646	14,173
Shareholder reporting fees	12,264	11,270
Trustees’ fees	5,503	3,217
Registration and filing fees	54,283	54,032
Transfer agent fees	1,253	1,253
	643,835	455,247
Administration fees:
Class R5	11,664	476
Service Class	8,584	96
Administrative Class	37,726	1,485
Class R4	917	308
Class A	22,491	1,763
Class R3	2,100	173
Class Y	62	48
Distribution and Service fees:
Class R4	1,147	385
Class A	19,893	1,550
Class R3	5,250	434
Total expenses	753,669	461,965
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(171,241)
Class R5 fees reimbursed by adviser	—	(1,986)
Service Class fees reimbursed by adviser	—	(200)
Administrative Class fees reimbursed by adviser	—	(2,064)
Class R4 fees reimbursed by adviser	—	(638)
Class A fees reimbursed by adviser	—	(2,580)
Class R3 fees reimbursed by adviser	—	(358)
Class Y fees reimbursed by adviser	—	(199)
Investment advisory fees waived	(9,599)	—
Net expenses:	744,070	282,699
Net investment income (loss)	(392,494)	687,376

The accompanying notes are an integral part of the financial statements.
130

MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$ 330,140	$ 1,964,027	$ 15,851,773	$ 3,495,819	$ 3,457,140	$ 13,764,657
8,872	9,370	1,000,308	94,929	59,498	598,583
757	8,801	181,661	76,997	10,035	60,123
339,769	1,982,198	17,033,742	3,667,745	3,526,673	14,423,363

178,147	742,159	16,209,753	3,177,527	1,834,291	—
23,132	37,270	166,409	41,406	94,272	451,830
24,698	24,270	26,190	24,473	36,578	127,456
925	3,600	91,506	12,654	8,135	25,853
1,149	1,150	1,150	1,150	1,149	1,149
12,409	15,214	64,533	19,071	17,764	17,258
11,918	15,015	45,146	10,202	17,789	32,293
1,628	6,283	163,654	23,781	14,529	46,661
53,617	54,652	64,759	59,271	55,199	11,962
1,253	1,253	1,253	1,253	1,253	1,253
308,876	900,866	16,834,353	3,370,788	2,080,959	715,715

1,750	14,479	413,006	67,254	49,160	—
1,221	7,793	141,175	12,618	27,195	—
3,416	13,516	184,599	25,357	20,795	—
1,507	643	45,257	12,672	18,838	—
4,809	11,850	123,054	22,740	21,289	—
658	368	17,144	4,086	5,317	—
45	44	50	55	50	—

1,883	804	56,571	15,840	23,547	—
4,221	10,446	108,582	20,075	18,744	—
1,646	920	42,860	10,214	13,292	—
330,032	961,729	17,966,651	3,561,699	2,279,186	715,715

(12,363)	(101,770)	(4,976)	—	(164,220)	(715,715)
(720)	(25,204)	(1,039)	—	(58,288)	—
(256)	(6,807)	(204)	—	(15,991)	—
(813)	(7,890)	(152)	—	(8,108)	—
(564)	(561)	(68)	—	(11,059)	—
(1,143)	(7,346)	(52)	—	(8,754)	—
(253)	(320)	(21)	—	(3,119)	—
(31)	(77)	—	—	(58)	—
—	—	—	—	—	—
313,889	811,754	17,960,139	3,561,699	2,009,589	—
25,880	1,170,444	(926,397)	106,046	1,517,084	14,423,363

The accompanying notes are an integral part of the financial statements.
131

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual Growth Opportunities Fund	MassMutual Mid Cap Value Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	8,810,597	2,281,863
Written options	—	—
Foreign currency transactions	(225)	(572)
Forward contracts	—	(35,069)
Net realized gain (loss)	8,810,372	2,246,222
Net change in unrealized appreciation (depreciation) on:
Investment transactions	35,752,071	10,163,172
Written options	—	—
Translation of assets and liabilities in foreign currencies	54	71
Forward contracts	—	1,308
Net change in unrealized appreciation (depreciation)	35,752,125	10,164,551
Net realized gain (loss) and change in unrealized appreciation (depreciation)	44,562,497	12,410,773
Net increase (decrease) in net assets resulting from operations	$ 44,170,003	$ 13,098,149

(a) Net of foreign withholding tax of:	$1,762	$2,221
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
132

MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

2,867,252	(7,674,997)	244,608,496	18,364,422	10,060,857	(8,152,580)
—	—	—	—	—	54,973
—	183	(186)	—	(40,388)	(147,367)
—	(14,263)	—	—	—	187
2,867,252	(7,689,077)	244,608,310	18,364,422	10,020,469	(8,244,787)

4,351,731	32,885,849	777,420,521	144,642,121	50,918,131 *	197,700,421 *
—	—	—	—	—	191
2	—	—	(1)	69,666	99,008
—	6,142	—	—	—	(71)
4,351,733	32,891,991	777,420,521	144,642,120	50,987,797	197,799,549

7,218,985	25,202,914	1,022,028,831	163,006,542	61,008,266	189,554,762
$ 7,244,865	$ 26,373,358	$ 1,021,102,434	$ 163,112,588	$ 62,525,350	$ 203,978,125

$1,073	$5,087	$39,582	$3,343	$409,611	$1,660,815
$—	$—	$—	$—	$52,299	$(696,633)

The accompanying notes are an integral part of the financial statements.
133

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Total Return Bond Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$17,298,543	$29,943,632
Net realized gain (loss)	(5,146,774)	(53,621,661)
Net change in unrealized appreciation (depreciation)	38,756,031	22,292,557
Net increase (decrease) in net assets resulting from operations	50,907,800	(1,385,472)
Distributions to shareholders (Note 2):
Class I	(32,771,890)	(15,429,719)
Class R5	(1,275,855)	(675,186)
Service Class	(2,140,370)	(1,235,936)
Administrative Class	(540,373)	(224,296)
Class R4	(2,211,370)	(1,150,319)
Class A	(456,829)	(248,471)
Class R3	(520,243)	(287,015)
Class Y *	—	—
Total distributions	(39,916,930)	(19,250,942)
Net fund share transactions (Note 5):
Class I	30,615,646	106,021,299
Class R5	(4,579,087)	1,117,104
Service Class	(9,458,065)	(88,460)
Administrative Class	1,780,244	2,302,037
Class R4	47,125	(2,806,518)
Class A	(1,602,539)	(491,231)
Class R3	(801,047)	(3,526,993)
Class Y *	—	—
Increase (decrease) in net assets from fund share transactions	16,002,277	102,527,238
Total increase (decrease) in net assets	26,993,147	81,890,824
Net assets
Beginning of period	801,784,940	719,894,116
End of period	$ 828,778,087	$ 801,784,940

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
134

MassMutual Strategic Bond Fund		MassMutual Diversified Value Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$8,498,737	$16,824,073	$2,649,053	$6,686,293
(4,321,057)	(32,768,832)	35,186,646	8,999,988
22,671,176	17,690,667	12,834,090	25,635,777
26,848,856	1,745,908	50,669,789	41,322,058

(15,518,466)	(4,853,662)	(9,347,339)	(22,785,580)
(2,501,186)	(838,593)	(2,202,734)	(6,151,253)
(484,134)	(446,361)	(593,497)	(1,377,003)
(830,442)	(266,073)	(891,512)	(2,100,599)
(745,207)	(216,472)	(477,267)	(1,182,896)
(520,668)	(139,883)	(1,044,427)	(2,807,578)
(206,586)	(44,429)	(30,783)	(184,452)
(5,105)	—	(5,035)	—
(20,811,794)	(6,805,473)	(14,592,594)	(36,589,361)

12,488,050	20,882,182	(98,457,691)	2,313,015
(283,288)	(5,260,163)	(3,760,144)	(2,988,990)
329,778	(24,336,117)	169,816	(1,044,627)
(3,568,567)	(3,271,175)	977,442	737,173
489,159	(3,752,798)	253,371	611,139
7,441	(3,466,824)	(97,861)	230,889
(165,098)	(806,162)	(274,723)	(721,163)
—	100,000	—	100,000
9,297,475	(19,911,057)	(101,189,790)	(762,564)
15,334,537	(24,970,622)	(65,112,595)	3,970,133

381,885,998	406,856,620	281,885,631	277,915,498
$ 397,220,535	$ 381,885,998	$ 216,773,036	$ 281,885,631

The accompanying notes are an integral part of the financial statements.
135

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Fundamental Value Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,902,047	$6,471,527
Net realized gain (loss)	23,522,998	25,978,029
Net change in unrealized appreciation (depreciation)	53,620,141	37,507,187
Net increase (decrease) in net assets resulting from operations	80,045,186	69,956,743
Distributions to shareholders (Note 2):
Class I	(28,499,991)	(45,555,563)
Class R5	(4,130,727)	(11,547,016)
Service Class	(2,385,495)	(4,262,327)
Administrative Class	(1,685,401)	(3,755,000)
Class R4	(464,532)	(625,482)
Class A	(2,059,634)	(3,695,393)
Class R3	(128,265)	(187,815)
Class Y *	(9,470)	—
Total distributions	(39,363,515)	(69,628,596)
Net fund share transactions (Note 5):
Class I	(5,976,134)	36,091,743
Class R5	(2,559,971)	(25,231,827)
Service Class	396,229	(175,554)
Administrative Class	(5,650,695)	(485,531)
Class R4	889,647	99,795
Class A	93,688	(75,333)
Class R3	(83,539)	10,350
Class Y *	—	100,000
Increase (decrease) in net assets from fund share transactions	(12,890,775)	10,333,643
Total increase (decrease) in net assets	27,790,896	10,661,790
Net assets
Beginning of period	436,632,096	425,970,306
End of period	$ 464,422,992	$ 436,632,096

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
136

MM S&P 500 Index Fund		MassMutual Equity Opportunities Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$16,238,150	$31,987,840	$3,829,830	$7,936,280
110,755,517	168,157,382	14,511,985	21,147,746
427,114,897	262,286,686	80,021,605	47,561,562
554,108,564	462,431,908	98,363,420	76,645,588

(75,923,338)	(233,942,780)	(19,864,488)	(58,808,263)
(23,681,312)	(80,505,814)	(2,927,769)	(13,501,084)
(18,546,365)	(63,714,193)	(1,495,996)	(5,696,040)
(15,664,233)	(56,936,277)	(1,617,102)	(5,667,568)
(26,460,689)	(89,871,911)	(482,616)	(1,162,989)
(1,142,914)	(4,858,726)	(1,738,106)	(6,575,646)
(18,550,171)	(59,191,148)	(360,496)	(895,204)
—	—	(4,631)	—
(179,969,022)	(589,020,849)	(28,491,204)	(92,306,794)

33,959,285	128,549,343	3,629,434	71,987,234
531,554	37,572,280	(8,181,986)	(20,056,271)
3,750,554	32,143,952	172,287	(1,701,202)
8,927,042	19,738,009	(1,348,124)	1,676,850
(12,294,775)	49,207,264	182,662	3,206,516
2,580,844	(2,589,969)	(3,040,100)	(730,207)
22,600,553	46,159,458	(236,814)	2,691,327
—	—	—	100,000
60,055,057	310,780,337	(8,822,641)	57,174,247
434,194,599	184,191,396	61,049,575	41,513,041

2,406,424,493	2,222,233,097	598,351,799	556,838,758
$ 2,840,619,092	$ 2,406,424,493	$ 659,401,374	$ 598,351,799

The accompanying notes are an integral part of the financial statements.
137

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Fundamental Growth Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(166,535)	$(316,632)
Net realized gain (loss)	1,802,158	(1,282,588)
Net change in unrealized appreciation (depreciation)	3,905,585	6,575,591
Net increase (decrease) in net assets resulting from operations	5,541,208	4,976,371
Distributions to shareholders (Note 2):
Class I	—	(3,932)
Class R5	—	(591)
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y *	—	—
Total distributions	—	(4,523)
Net fund share transactions (Note 5):
Class I	(420,917)	(471,537)
Class R5	(499,646)	(2,059,940)
Service Class	(10,742)	(2,670,389)
Administrative Class	(3,026,833)	(46,330)
Class R4	(207,124)	30,850
Class A	(1,630,162)	(810,272)
Class R3	(299,252)	16,453
Class Y *	—	100,000
Increase (decrease) in net assets from fund share transactions	(6,094,676)	(5,911,165)
Total increase (decrease) in net assets	(553,468)	(939,317)
Net assets
Beginning of period	25,062,324	26,001,641
End of period	$ 24,508,856	$ 25,062,324

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
138

MassMutual Blue Chip Growth Fund		MassMutual Growth Opportunities Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$(1,673,249)	$(4,240,781)	$(392,494)	$(1,033,595)
166,613,221	466,259,420	8,810,372	2,253,444
439,420,046	275,152,099	35,752,125	56,388,390
604,360,018	737,170,738	44,170,003	57,608,239

(300,541,247)	(249,687,270)	—	(17,269,501)
(55,727,658)	(51,101,376)	—	(3,938,449)
(27,992,779)	(19,204,794)	—	(1,905,602)
(31,684,612)	(27,375,979)	—	(3,245,273)
(10,502,214)	(8,144,531)	—	(121,116)
(18,477,149)	(13,531,519)	—	(2,752,871)
(9,384,026)	(5,728,211)	—	(434,802)
(24,709)	—	—	—
(454,334,394)	(374,773,680)	—	(29,667,614)

240,426,831	(559,301,847)	(25,620,627)	(88,992,726)
9,091,071	(109,794,045)	(4,167,535)	(15,949,385)
24,380,091	(8,691,481)	(2,862,537)	(7,401,056)
15,430,461	(42,737,305)	(4,442,818)	(191,048)
6,483,692	(10,136,555)	4,395	108,608
8,224,299	(9,559,455)	(3,682,103)	(131,616)
8,957,800	458,036	(95,183)	503,352
—	100,000	—	100,000
312,994,245	(739,662,652)	(40,866,408)	(111,953,871)
463,019,869	(377,265,594)	3,303,595	(84,013,246)

2,155,884,424	2,533,150,018	149,809,302	233,822,548
$ 2,618,904,293	$ 2,155,884,424	$ 153,112,897	$ 149,809,302

The accompanying notes are an integral part of the financial statements.
139

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Mid Cap Value Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$687,376	$1,848,008
Net realized gain (loss)	2,246,222	(1,655,485)
Net change in unrealized appreciation (depreciation)	10,164,551	10,667,180
Net increase (decrease) in net assets resulting from operations	13,098,149	10,859,703
Distributions to shareholders (Note 2):
Class I	(1,429,033)	(9,180,076)
Class R5	(14,731)	(74,164)
Service Class	(1,381)	(8,102)
Administrative Class	(13,091)	(76,592)
Class R4	(3,668)	(28,469)
Class A	(12,941)	(123,386)
Class R3	(1,586)	(10,875)
Class Y *	(1,499)	—
Total distributions	(1,477,930)	(9,501,664)
Net fund share transactions (Note 5):
Class I	(44,253,256)	1,479,439
Class R5	80,382	91,690
Service Class	10,300	288
Administrative Class	32,538	89,908
Class R4	3,009	55,242
Class A	(146,497)	(195,378)
Class R3	(15,706)	61,656
Class Y *	—	100,000
Increase (decrease) in net assets from fund share transactions	(44,289,230)	1,682,845
Total increase (decrease) in net assets	(32,669,011)	3,040,884
Net assets
Beginning of period	104,101,939	101,061,055
End of period	$ 71,432,928	$ 104,101,939

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
140

MassMutual Small Cap Value Equity Fund		MassMutual Small Company Value Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$25,880	$(12,326)	$1,170,444	$2,066,161
2,867,252	7,135,569	(7,689,077)	10,092,416
4,351,733	2,006,340	32,891,991	2,955,550
7,244,865	9,129,583	26,373,358	15,114,127

(5,088,403)	(4,748,599)	(7,650,994)	(18,670,911)
(586,404)	(1,080,269)	(1,713,680)	(4,917,264)
(109,570)	(351,667)	(447,396)	(994,131)
(328,493)	(351,094)	(529,294)	(1,323,216)
(227,042)	(203,327)	(39,971)	(98,749)
(511,196)	(765,530)	(494,109)	(1,503,213)
(104,158)	(103,236)	(26,231)	(54,513)
(13,712)	—	(5,277)	—
(6,968,978)	(7,603,722)	(10,906,952)	(27,561,997)

637,992	(2,072,453)	(71,641,205)	13,772,556
(5,212,021)	995,842	(86,075)	(4,503,007)
(1,515,688)	(24,404)	565,552	698,654
(8,026)	170,229	(60,372)	222,397
265,004	254,799	3,732	73,914
(184,753)	(958,245)	129,852	(1,688,914)
227,415	(82,815)	(71,042)	63,807
—	100,000	—	100,000
(5,790,077)	(1,617,047)	(71,159,558)	8,739,407
(5,514,190)	(91,186)	(55,693,152)	(3,708,463)

48,997,330	49,088,516	192,176,648	195,885,111
$ 43,483,140	$ 48,997,330	$ 136,483,496	$ 192,176,648

The accompanying notes are an integral part of the financial statements.
141

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Mid Cap Growth Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(926,397)	$134,035
Net realized gain (loss)	244,608,310	271,761,563
Net change in unrealized appreciation (depreciation)	777,420,521	505,919,349
Net increase (decrease) in net assets resulting from operations	1,021,102,434	777,814,947
Distributions to shareholders (Note 2):
Class I	(206,910,371)	(523,429,364)
Class R5	(46,174,720)	(116,400,253)
Service Class	(8,101,965)	(23,403,104)
Administrative Class	(7,794,010)	(21,586,357)
Class R4	(3,438,451)	(10,255,803)
Class A	(6,552,141)	(15,692,257)
Class R3	(1,457,171)	(4,034,311)
Class Y *	(5,670)	—
Total distributions	(280,434,499)	(714,801,449)
Net fund share transactions (Note 5):
Class I	(155,169,186)	(153,658,323)
Class R5	(99,074,831)	2,227,278
Service Class	(1,904,287)	(20,297,389)
Administrative Class	(6,932,829)	(11,437,606)
Class R4	(4,780,990)	(11,256,578)
Class A	186,349	(1,032,339)
Class R3	(2,155,759)	42,365
Class Y *	—	100,000
Increase (decrease) in net assets from fund share transactions	(269,831,533)	(195,312,592)
Total increase (decrease) in net assets	470,836,402	(132,299,094)
Net assets
Beginning of period	4,989,118,864	5,121,417,958
End of period	$ 5,459,955,266	$ 4,989,118,864

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
142

MassMutual Small Cap Growth Equity Fund		MassMutual Overseas Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$106,046	$133,111	$1,517,084	$7,604,573
18,364,422	(12,214,216)	10,020,469	10,237,350
144,642,120	57,405,653	50,987,797	87,642,368
163,112,588	45,324,548	62,525,350	105,484,291

—	(167,678)	(8,024,763)	(23,985,748)
—	—	(2,570,505)	(8,940,287)
—	—	(721,463)	(3,168,050)
—	—	(356,111)	(1,354,790)
—	—	(467,372)	(1,698,415)
—	—	(350,355)	(1,262,974)
—	—	(120,130)	(411,585)
—	—	(2,749)	—
—	(167,678)	(12,613,448)	(40,821,849)

3,183,613	164,207,581	(3,923,432)	(1,139,268)
(14,227,220)	39,366,592	2,746,528	(6,252,929)
(1,629,507)	(6,802,839)	(9,751)	(9,476,771)
(849,255)	(3,772,382)	(593,308)	(2,430,984)
(558,427)	(656,978)	(406,677)	176,908
(1,086,632)	(4,528,897)	(633,652)	(345,935)
(435,565)	59,738	(381,800)	385,413
71,295	100,000	—	100,000
(15,531,698)	187,972,815	(3,202,092)	(18,983,566)
147,580,890	233,129,685	46,709,810	45,678,876

759,711,647	526,581,962	441,661,670	395,982,794
$ 907,292,537	$ 759,711,647	$ 488,371,480	$ 441,661,670

The accompanying notes are an integral part of the financial statements.
143

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price International Equity Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$14,423,363	$41,931,567
Net realized gain (loss)	(8,244,787)	(13,454,351)
Net change in unrealized appreciation (depreciation)	197,799,549	262,608,086
Net increase (decrease) in net assets resulting from operations	203,978,125	291,085,302
Distributions to shareholders (Note 2):
Class I	(43,276,659)	(43,014,769)
Total distributions	(43,276,659)	(43,014,769)
Net fund share transactions (Note 5):
Class I	72,765,397	(78,673,523)
Increase (decrease) in net assets from fund share transactions	72,765,397	(78,673,523)
Total increase (decrease) in net assets	233,466,863	169,397,010
Net assets
Beginning of period	1,442,392,928	1,272,995,918
End of period	$ 1,675,859,791	$ 1,442,392,928

The accompanying notes are an integral part of the financial statements.
144

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.23	$0.18	$0.35	$0.53	$(0.42)	$—	$(0.42)	$8.34	6.45%[b]	$681,037	0.37%[a]	0.33%[a]	4.38%[a]
9/30/23	8.42	0.34	(0.30)	0.04	(0.23)	—	(0.23)	8.23	0.35%	642,178	0.38%	0.34%	3.98%
9/30/22	10.21	0.18	(1.78)	(1.60)	(0.17)	(0.02)	(0.19)	8.42	(15.97%)	553,149	0.37%	0.34%	1.92%
9/30/21	10.80	0.16	(0.13)	0.03	(0.24)	(0.38)	(0.62)	10.21	0.24%	677,869	0.36%	0.33%	1.55%
9/30/20	10.30	0.22	0.59	0.81	(0.31)	—	(0.31)	10.80	8.06%	616,932	0.36%	N/A	2.08%
9/30/19	9.62	0.30	0.67	0.97	(0.29)	—	(0.29)	10.30	10.42%	479,295	0.36%	N/A	3.03%
Class R5
3/31/24[r]	$ 8.21	$0.17	$0.36	$0.53	$(0.41)	$—	$(0.41)	$8.33	6.46%[b]	$22,117	0.47%[a]	0.43%[a]	4.25%[a]
9/30/23	8.41	0.33	(0.31)	0.02	(0.22)	—	(0.22)	8.21	0.12%	26,262	0.48%	0.44%	3.87%
9/30/22	10.19	0.16	(1.76)	(1.60)	(0.16)	(0.02)	(0.18)	8.41	(15.99%)	25,777	0.47%	0.44%	1.74%
9/30/21	10.79	0.15	(0.14)	0.01	(0.23)	(0.38)	(0.61)	10.19	0.06%	39,879	0.46%	0.43%	1.45%
9/30/20	10.28	0.21	0.59	0.80	(0.29)	—	(0.29)	10.79	8.04%	38,177	0.46%	N/A	2.04%
9/30/19	9.60	0.29	0.67	0.96	(0.28)	—	(0.28)	10.28	10.32%	44,973	0.46%	N/A	2.93%
Service Class
3/31/24[r]	$ 8.25	$0.17	$0.36	$0.53	$(0.40)	$—	$(0.40)	$8.38	6.42%[b]	$39,829	0.57%[a]	0.53%[a]	4.16%[a]
9/30/23	8.44	0.32	(0.30)	0.02	(0.21)	—	(0.21)	8.25	0.14%	48,425	0.58%	0.54%	3.77%
9/30/22	10.24	0.16	(1.79)	(1.63)	(0.15)	(0.02)	(0.17)	8.44	(16.22%)	49,614	0.57%	0.54%	1.67%
9/30/21	10.82	0.14	(0.12)	0.02	(0.22)	(0.38)	(0.60)	10.24	0.11%	70,920	0.55%	0.53%	1.33%
9/30/20	10.32	0.20	0.59	0.79	(0.29)	—	(0.29)	10.82	7.82%	93,185	0.56%	N/A	1.93%
9/30/19	9.63	0.28	0.68	0.96	(0.27)	—	(0.27)	10.32	10.24%	116,389	0.56%	N/A	2.83%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	251%	465%	442%	435%	316%	217%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
145

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 8.21	$0.17	$0.35	$0.52	$(0.39)	$—	$(0.39)	$8.34	6.34%[b]	$13,131	0.67%[a]	0.63%[a]	4.08%[a]
9/30/23	8.40	0.31	(0.30)	0.01	(0.20)	—	(0.20)	8.21	(0.01%)	11,176	0.68%	0.64%	3.69%
9/30/22	10.18	0.14	(1.76)	(1.62)	(0.14)	(0.02)	(0.16)	8.40	(16.20%)	9,165	0.67%	0.64%	1.44%
9/30/21	10.77	0.13	(0.13)	0.00[d]	(0.21)	(0.38)	(0.59)	10.18	(0.07%)	19,333	0.66%	0.63%	1.24%
9/30/20	10.25	0.19	0.59	0.78	(0.26)	—	(0.26)	10.77	7.79%	20,596	0.66%	N/A	1.84%
9/30/19	9.57	0.27	0.67	0.94	(0.26)	—	(0.26)	10.25	10.10%	21,183	0.66%	N/A	2.77%
Class R4
3/31/24[r]	$ 8.27	$0.16	$0.36	$0.52	$(0.37)	$—	$(0.37)	$8.42	6.32%[b]	$50,406	0.82%[a]	0.78%[a]	3.92%[a]
9/30/23	8.46	0.30	(0.31)	(0.01)	(0.18)	—	(0.18)	8.27	(0.15%)	49,505	0.83%	0.79%	3.52%
9/30/22	10.25	0.13	(1.78)	(1.65)	(0.12)	(0.02)	(0.14)	8.46	(16.35%)	53,395	0.82%	0.79%	1.41%
9/30/21	10.83	0.11	(0.13)	(0.02)	(0.18)	(0.38)	(0.56)	10.25	(0.20%)	79,970	0.80%	0.78%	1.07%
9/30/20	10.32	0.18	0.59	0.77	(0.26)	—	(0.26)	10.83	7.64%	102,120	0.81%	N/A	1.72%
9/30/19	9.63	0.25	0.69	0.94	(0.25)	—	(0.25)	10.32	9.96%	160,788	0.81%	N/A	2.58%
Class A
3/31/24[r]	$ 8.16	$0.16	$0.34	$0.50	$(0.36)	$—	$(0.36)	$8.30	6.15%[b]	$8,974	0.91%[a]	0.87%[a]	3.82%[a]
9/30/23	8.35	0.29	(0.30)	(0.01)	(0.18)	—	(0.18)	8.16	(0.19%)	10,415	0.93%	0.89%	3.41%
9/30/22	10.12	0.13	(1.77)	(1.64)	(0.11)	(0.02)	(0.13)	8.35	(16.40%)	11,149	0.92%	0.89%	1.42%
9/30/21	10.72	0.10	(0.13)	(0.03)	(0.19)	(0.38)	(0.57)	10.12	(0.33%)	11,662	0.91%	0.88%	0.98%
9/30/20	10.23	0.16	0.58	0.74	(0.25)	—	(0.25)	10.72	7.45%	11,334	0.91%	N/A	1.56%
9/30/19	9.56	0.24	0.68	0.92	(0.25)	—	(0.25)	10.23	9.89%	8,464	0.91%	N/A	2.48%
Class R3
3/31/24[r]	$ 8.19	$0.15	$0.35	$0.50	$(0.34)	$—	$(0.34)	$8.35	6.10%[b]	$13,284	1.07%[a]	1.03%[a]	3.67%[a]
9/30/23	8.37	0.28	(0.30)	(0.02)	(0.16)	—	(0.16)	8.19	(0.34%)	13,823	1.08%	1.04%	3.26%
9/30/22	10.15	0.11	(1.78)	(1.67)	(0.09)	(0.02)	(0.11)	8.37	(16.62%)	17,646	1.07%	1.04%	1.20%
9/30/21	10.73	0.09	(0.12)	(0.03)	(0.17)	(0.38)	(0.55)	10.15	(0.37%)	22,384	1.05%	1.03%	0.83%
9/30/20	10.23	0.15	0.58	0.73	(0.23)	—	(0.23)	10.73	7.33%	27,785	1.06%	N/A	1.43%
9/30/19	9.55	0.23	0.67	0.90	(0.22)	—	(0.22)	10.23	9.63%	30,478	1.06%	N/A	2.33%

The accompanying notes are an integral part of the financial statements.
146

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Strategic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.37	$0.19	$0.41	$0.60	$(0.47)	$—	$(0.47)	$8.50	7.16%[b]	$295,162	0.58%[a]	0.54%[a]	4.49%[a]
9/30/23	8.51	0.35	(0.35)	0.00[d]	(0.14)	—	(0.14)	8.37	(0.04%)	278,427	0.56%	0.51%	4.06%
9/30/22	10.90	0.23	(1.97)	(1.74)	(0.44)	(0.21)	(0.65)	8.51	(17.05%)	261,784	0.51%	0.46%	2.35%
9/30/21	11.30	0.25	(0.05)	0.20	(0.33)	(0.27)	(0.60)	10.90	1.79%	400,718	0.46%	0.46%[k]	2.28%
9/30/20	11.05	0.30	0.41	0.71	(0.31)	(0.15)	(0.46)	11.30	6.70%	423,904	0.47%	0.47%[n]	2.76%
9/30/19	10.12	0.35	0.86	1.21	(0.28)	—	(0.28)	11.05	12.31%	377,879	0.49%	0.48%	3.37%
Class R5
3/31/24[r]	$ 8.38	$0.18	$0.41	$0.59	$(0.46)	$—	$(0.46)	$8.51	6.94%[b]	$48,016	0.68%[a]	0.64%[a]	4.39%[a]
9/30/23	8.51	0.34	(0.34)	0.00[d]	(0.13)	—	(0.13)	8.38	(0.03%)	47,540	0.66%	0.61%	3.95%
9/30/22	10.90	0.22	(1.98)	(1.76)	(0.42)	(0.21)	(0.63)	8.51	(17.14%)	53,494	0.61%	0.56%	2.25%
9/30/21	11.31	0.24	(0.06)	0.18	(0.32)	(0.27)	(0.59)	10.90	1.61%	83,071	0.56%	0.56%[k]	2.19%
9/30/20	11.05	0.29	0.42	0.71	(0.30)	(0.15)	(0.45)	11.31	6.66%	89,644	0.57%	0.57%[n]	2.65%
9/30/19	10.12	0.34	0.86	1.20	(0.27)	—	(0.27)	11.05	12.20%	79,978	0.59%	0.58%	3.27%
Service Class
3/31/24[r]	$ 8.38	$0.18	$0.40	$0.58	$(0.44)	$—	$(0.44)	$8.52	6.94%[b]	$9,484	0.78%[a]	0.74%[a]	4.29%[a]
9/30/23	8.51	0.33	(0.34)	(0.01)	(0.12)	—	(0.12)	8.38	(0.15%)	9,008	0.76%	0.71%	3.75%
9/30/22	10.91	0.21	(1.98)	(1.77)	(0.42)	(0.21)	(0.63)	8.51	(17.25%)	33,007	0.72%	0.67%	2.20%
9/30/21	11.31	0.23	(0.05)	0.18	(0.31)	(0.27)	(0.58)	10.91	1.59%	29,022	0.66%	0.66%[k]	2.08%
9/30/20	11.05	0.28	0.42	0.70	(0.29)	(0.15)	(0.44)	11.31	6.53%	37,611	0.67%	0.67%[n]	2.57%
9/30/19	10.12	0.33	0.86	1.19	(0.26)	—	(0.26)	11.05	12.02%	36,123	0.69%	0.68%	3.17%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	63%	175%	118%	120%	193%	262%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
147

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 8.36	$0.17	$0.42	$0.59	$(0.44)	$—	$(0.44)	$8.51	6.97%[b]	$13,489	0.87%[a]	0.84%[a]	4.17%[a]
9/30/23	8.49	0.33	(0.35)	(0.02)	(0.11)	—	(0.11)	8.36	(0.27%)	16,755	0.86%	0.81%	3.75%
9/30/22	10.85	0.20	(1.97)	(1.77)	(0.38)	(0.21)	(0.59)	8.49	(17.29%)	20,188	0.81%	0.76%	1.98%
9/30/21	11.25	0.22	(0.05)	0.17	(0.30)	(0.27)	(0.57)	10.85	1.49%	50,859	0.76%	0.76%[k]	1.98%
9/30/20	11.00	0.27	0.41	0.68	(0.28)	(0.15)	(0.43)	11.25	6.40%	70,366	0.77%	0.77%[n]	2.47%
9/30/19	10.08	0.32	0.85	1.17	(0.25)	—	(0.25)	11.00	11.91%	76,297	0.79%	0.78%	3.07%
Class R4
3/31/24[r]	$ 8.30	$0.17	$0.40	$0.57	$(0.42)	$—	$(0.42)	$8.45	6.81%[b]	$15,657	1.03%[a]	0.99%[a]	4.04%[a]
9/30/23	8.43	0.31	(0.34)	(0.03)	(0.10)	—	(0.10)	8.30	(0.45%)	14,899	1.01%	0.96%	3.59%
9/30/22	10.78	0.18	(1.95)	(1.77)	(0.37)	(0.21)	(0.58)	8.43	(17.40%)	18,821	0.96%	0.91%	1.86%
9/30/21	11.18	0.20	(0.05)	0.15	(0.28)	(0.27)	(0.55)	10.78	1.31%	41,556	0.91%	0.91%[k]	1.83%
9/30/20	10.93	0.25	0.41	0.66	(0.26)	(0.15)	(0.41)	11.18	6.29%	49,770	0.92%	0.92%[n]	2.33%
9/30/19	10.01	0.30	0.86	1.16	(0.24)	—	(0.24)	10.93	11.82%	66,656	0.94%	0.93%	2.91%
Class A
3/31/24[r]	$ 8.35	$0.17	$0.40	$0.57	$(0.41)	$—	$(0.41)	$8.51	6.81%[b]	$10,959	1.11%[a]	1.08%[a]	3.96%[a]
9/30/23	8.48	0.30	(0.34)	(0.04)	(0.09)	—	(0.09)	8.35	(0.56%)	10,728	1.11%	1.06%	3.48%
9/30/22	10.80	0.17	(1.96)	(1.79)	(0.32)	(0.21)	(0.53)	8.48	(17.46%)	14,285	1.06%	1.01%	1.76%
9/30/21	11.21	0.19	(0.05)	0.14	(0.28)	(0.27)	(0.55)	10.80	1.21%	30,068	1.01%	1.01%[k]	1.72%
9/30/20	10.97	0.24	0.41	0.65	(0.26)	(0.15)	(0.41)	11.21	6.09%	60,452	1.02%	1.02%[n]	2.20%
9/30/19	10.04	0.29	0.86	1.15	(0.22)	—	(0.22)	10.97	11.72%	49,917	1.04%	1.03%	2.82%
Class R3
3/31/24[r]	$ 8.23	$0.16	$0.39	$0.55	$(0.39)	$—	$(0.39)	$8.39	6.70%[b]	$4,359	1.27%[a]	1.24%[a]	3.79%[a]
9/30/23	8.36	0.29	(0.35)	(0.06)	(0.07)	—	(0.07)	8.23	(0.71%)	4,436	1.26%	1.21%	3.34%
9/30/22	10.67	0.16	(1.94)	(1.78)	(0.32)	(0.21)	(0.53)	8.36	(17.61%)	5,277	1.21%	1.16%	1.60%
9/30/21	11.07	0.17	(0.05)	0.12	(0.25)	(0.27)	(0.52)	10.67	1.03%	11,534	1.16%	1.16%[k]	1.59%
9/30/20	10.82	0.22	0.41	0.63	(0.23)	(0.15)	(0.38)	11.07	6.02%	15,761	1.17%	1.17%[n]	2.09%
9/30/19	9.92	0.27	0.84	1.11	(0.21)	—	(0.21)	10.82	11.48%	18,689	1.19%	1.18%	2.67%
Class Y
3/31/24[r]	$ 8.38	$0.18	$0.41	$0.59	$(0.46)	$—	$(0.46)	$8.51	7.03%[b]	$95	0.67%[a]	0.64%[a]	4.40%[a]
9/30/23[g]	8.98	0.24	(0.84)	(0.60)	—	—	—	8.38	(6.68%)[b]	93	0.66%[a]	0.61%[a]	4.08%[a]

The accompanying notes are an integral part of the financial statements.
148

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Diversified Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 11.03	$0.11	$2.13	$2.24	$(0.26)	$(0.34)	$(0.60)	$12.67	20.98%[b]	$95,689	0.61%[a]	2.05%[a]
9/30/23	10.87	0.26	1.39	1.65	(0.26)	(1.23)	(1.49)	11.03	14.93%	174,006	0.61%	2.31%
9/30/22	13.48	0.25	(1.15)	(0.90)	(0.26)	(1.45)	(1.71)	10.87	(8.47%)	168,929	0.58%	1.97%
9/30/21	9.87	0.23	3.62	3.85	(0.24)	—	(0.24)	13.48	39.59%	230,230	0.57%	1.84%
9/30/20	11.48	0.25	(1.01)	(0.76)	(0.28)	(0.57)	(0.85)	9.87	(7.64%)	197,915	0.58%	2.42%
9/30/19	13.48	0.26	(0.33)	(0.07)	(0.26)	(1.67)	(1.93)	11.48	1.59%	210,652	0.58%	2.31%
Class R5
3/31/24[r]	$ 11.06	$0.11	$2.14	$2.25	$(0.25)	$(0.34)	$(0.59)	$12.72	20.97%[b]	$48,823	0.71%[a]	1.96%[a]
9/30/23	10.90	0.25	1.39	1.64	(0.25)	(1.23)	(1.48)	11.06	14.76%	46,196	0.71%	2.21%
9/30/22	13.50	0.24	(1.15)	(0.91)	(0.24)	(1.45)	(1.69)	10.90	(8.48%)	48,259	0.68%	1.86%
9/30/21	9.89	0.22	3.62	3.84	(0.23)	—	(0.23)	13.50	39.38%	70,251	0.67%	1.74%
9/30/20	11.50	0.24	(1.02)	(0.78)	(0.26)	(0.57)	(0.83)	9.89	(7.75%)	62,821	0.68%	2.33%
9/30/19	13.50	0.25	(0.33)	(0.08)	(0.25)	(1.67)	(1.92)	11.50	1.48%	74,403	0.68%	2.19%
Service Class
3/31/24[r]	$ 11.06	$0.11	$2.14	$2.25	$(0.24)	$(0.34)	$(0.58)	$12.73	20.97%[b]	$13,288	0.81%[a]	1.87%[a]
9/30/23	10.90	0.24	1.38	1.62	(0.23)	(1.23)	(1.46)	11.06	14.60%	11,363	0.81%	2.10%
9/30/22	13.50	0.23	(1.15)	(0.92)	(0.23)	(1.45)	(1.68)	10.90	(8.57%)	11,979	0.78%	1.77%
9/30/21	9.89	0.20	3.63	3.83	(0.22)	—	(0.22)	13.50	39.28%	15,170	0.77%	1.65%
9/30/20	11.51	0.23	(1.02)	(0.79)	(0.26)	(0.57)	(0.83)	9.89	(7.88%)	13,967	0.78%	2.25%
9/30/19	13.49	0.24	(0.32)	(0.08)	(0.23)	(1.67)	(1.90)	11.51	1.40%	10,046	0.78%	2.08%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	25%	45%	43%	60%	52%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
149

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 11.17	$0.10	$2.17	$2.27	$(0.23)	$(0.34)	$(0.57)	$12.87	20.91%[b]	$21,522	0.91%[a]	1.77%[a]
9/30/23	10.99	0.23	1.40	1.63	(0.22)	(1.23)	(1.45)	11.17	14.56%	17,730	0.91%	2.01%
9/30/22	13.61	0.21	(1.17)	(0.96)	(0.21)	(1.45)	(1.66)	10.99	(8.76%)	16,695	0.88%	1.66%
9/30/21	9.96	0.19	3.67	3.86	(0.21)	—	(0.21)	13.61	39.24%	21,354	0.87%	1.54%
9/30/20	11.59	0.22	(1.03)	(0.81)	(0.25)	(0.57)	(0.82)	9.96	(7.99%)	16,359	0.88%	2.12%
9/30/19	13.58	0.23	(0.33)	(0.10)	(0.22)	(1.67)	(1.89)	11.59	1.29%	20,346	0.88%	2.01%
Class R4
3/31/24[r]	$ 10.79	$0.09	$2.09	$2.18	$(0.21)	$(0.34)	$(0.55)	$12.42	20.82%[b]	$11,296	1.07%[a]	1.62%[a]
9/30/23	10.66	0.21	1.35	1.56	(0.20)	(1.23)	(1.43)	10.79	14.35%	9,562	1.06%	1.87%
9/30/22	13.24	0.19	(1.12)	(0.93)	(0.20)	(1.45)	(1.65)	10.66	(8.83%)	8,853	1.03%	1.51%
9/30/21	9.70	0.17	3.57	3.74	(0.20)	—	(0.20)	13.24	39.00%	12,608	1.02%	1.39%
9/30/20	11.31	0.20	(1.01)	(0.81)	(0.23)	(0.57)	(0.80)	9.70	(8.14%)	9,823	1.03%	2.00%
9/30/19	13.32	0.21	(0.32)	(0.11)	(0.23)	(1.67)	(1.90)	11.31	1.18%	6,570	1.03%	1.88%
Class A
3/31/24[r]	$ 11.02	$0.09	$2.13	$2.22	$(0.19)	$(0.34)	$(0.53)	$12.71	20.78%[b]	$25,554	1.15%[a]	1.54%[a]
9/30/23	10.86	0.20	1.38	1.58	(0.19)	(1.23)	(1.42)	11.02	14.25%	22,250	1.16%	1.77%
9/30/22	13.45	0.18	(1.15)	(0.97)	(0.17)	(1.45)	(1.62)	10.86	(8.93%)	21,805	1.13%	1.42%
9/30/21	9.85	0.16	3.63	3.79	(0.19)	—	(0.19)	13.45	38.84%	26,835	1.12%	1.29%
9/30/20	11.46	0.19	(1.02)	(0.83)	(0.21)	(0.57)	(0.78)	9.85	(8.22%)	27,575	1.13%	1.87%
9/30/19	13.45	0.20	(0.32)	(0.12)	(0.20)	(1.67)	(1.87)	11.46	1.03%	37,170	1.13%	1.75%
Class R3
3/31/24[r]	$ 10.91	$0.08	$2.11	$2.19	$(0.15)	$(0.34)	$(0.49)	$12.61	20.64%[b]	$492	1.31%[a]	1.39%[a]
9/30/23	10.78	0.18	1.37	1.55	(0.19)	(1.23)	(1.42)	10.91	14.07%	684	1.31%	1.60%
9/30/22	13.35	0.16	(1.14)	(0.98)	(0.14)	(1.45)	(1.59)	10.78	(9.09%)	1,395	1.28%	1.31%
9/30/21	9.77	0.14	3.61	3.75	(0.17)	—	(0.17)	13.35	38.73%	1,082	1.27%	1.14%
9/30/20	11.39	0.18	(1.02)	(0.84)	(0.21)	(0.57)	(0.78)	9.77	(8.38%)	1,492	1.28%	1.76%
9/30/19	13.37	0.18	(0.31)	(0.13)	(0.18)	(1.67)	(1.85)	11.39	0.91%	1,387	1.28%	1.59%
Class Y
3/31/24[r]	$ 11.06	$0.11	$2.14	$2.25	$(0.25)	$(0.34)	$(0.59)	$12.72	21.00%[b]	$109	0.72%[a]	1.97%[a]
9/30/23[g]	11.66	0.17	(0.77)aa	(0.60)	—	—	—	11.06	(5.15%)[b]	95	0.71%[a]	2.26%[a]

The accompanying notes are an integral part of the financial statements.
150

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$8.51	$0.06	$1.56	$1.62	$(0.17)	$(0.67)	$(0.84)	$9.29	20.24%[b]	$336,365	0.68%[a]	1.44%[a]
9/30/23	8.54	0.13	1.29	1.42	(0.13)	(1.32)	(1.45)	8.51	16.77%	313,242	0.68%	1.49%
9/30/22	10.48	0.14	(0.77)	(0.63)	(0.08)	(1.23)	(1.31)	8.54	(7.69%)	277,621	0.66%	1.43%
9/30/21	7.52	0.12	2.99	3.11	(0.15)	—	(0.15)	10.48	41.76%	353,238	0.65%	1.19%
9/30/20	10.33	0.15	(0.72)	(0.57)	(0.23)	(2.01)	(2.24)	7.52	(8.51%)	268,368	0.66%	1.85%
9/30/19	11.93	0.20	(0.39)	(0.19)	(0.23)	(1.18)	(1.41)	10.33	(0.07%)	353,302	0.64%	1.96%
Class R5
3/31/24[r]	$8.60	$0.06	$1.58	$1.64	$(0.16)	$(0.67)	$(0.83)	$9.41	20.23%[b]	$46,825	0.78%[a]	1.35%[a]
9/30/23	8.62	0.12	1.30	1.42	(0.12)	(1.32)	(1.44)	8.60	16.58%	45,279	0.78%	1.37%
9/30/22	10.56	0.13	(0.78)	(0.65)	(0.06)	(1.23)	(1.29)	8.62	(7.73%)	69,771	0.76%	1.31%
9/30/21	7.57	0.11	3.02	3.13	(0.14)	—	(0.14)	10.56	41.74%	112,193	0.75%	1.11%
9/30/20	10.39	0.14	(0.73)	(0.59)	(0.22)	(2.01)	(2.23)	7.57	(8.68%)	132,370	0.76%	1.75%
9/30/19	11.98	0.19	(0.38)	(0.19)	(0.22)	(1.18)	(1.40)	10.39	(0.13%)	196,887	0.74%	1.85%
Service Class
3/31/24[r]	$8.52	$0.05	$1.58	$1.63	$(0.15)	$(0.67)	$(0.82)	$9.33	20.34%[b]	$29,041	0.88%[a]	1.24%[a]
9/30/23	8.56	0.11	1.28	1.39	(0.11)	(1.32)	(1.43)	8.52	16.33%	26,121	0.88%	1.28%
9/30/22	10.49	0.12	(0.76)	(0.64)	(0.06)	(1.23)	(1.29)	8.56	(7.76%)	26,311	0.86%	1.23%
9/30/21	7.53	0.10	2.99	3.09	(0.13)	—	(0.13)	10.49	41.43%	29,948	0.85%	0.99%
9/30/20	10.34	0.13	(0.72)	(0.59)	(0.21)	(2.01)	(2.22)	7.53	(8.76%)	21,654	0.86%	1.64%
9/30/19	11.93	0.18	(0.38)	(0.20)	(0.21)	(1.18)	(1.39)	10.34	(0.25%)	30,115	0.84%	1.75%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	19%	34%	30%	38%	54%	103%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
151

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$8.64	$0.05	$1.59	$1.64	$(0.13)	$(0.67)	$(0.80)	$9.48	20.18%[b]	$20,388	0.98%[a]	1.15%[a]
9/30/23	8.65	0.10	1.30	1.40	(0.09)	(1.32)	(1.41)	8.64	16.28%	23,988	0.98%	1.18%
9/30/22	10.59	0.11	(0.78)	(0.67)	(0.04)	(1.23)	(1.27)	8.65	(7.94%)	24,364	0.96%	1.09%
9/30/21	7.60	0.09	3.02	3.11	(0.12)	—	(0.12)	10.59	41.33%	47,797	0.95%	0.92%
9/30/20	10.41	0.13	(0.73)	(0.60)	(0.20)	(2.01)	(2.21)	7.60	(8.78%)	56,880	0.96%	1.53%
9/30/19	12.00	0.17	(0.38)	(0.21)	(0.20)	(1.18)	(1.38)	10.41	(0.36%)	58,983	0.94%	1.65%
Class R4
3/31/24[r]	$8.22	$0.04	$1.52	$1.56	$(0.14)	$(0.67)	$(0.81)	$8.97	20.13%[b]	$5,398	1.13%[a]	1.02%[a]
9/30/23	8.28	0.09	1.24	1.33	(0.07)	(1.32)	(1.39)	8.22	16.11%	4,038	1.13%	1.03%
9/30/22	10.19	0.09	(0.74)	(0.65)	(0.03)	(1.23)	(1.26)	8.28	(8.06%)	3,937	1.11%	0.95%
9/30/21	7.32	0.07	2.91	2.98	(0.11)	—	(0.11)	10.19	41.10%	9,329	1.10%	0.74%
9/30/20	10.11	0.11	(0.70)	(0.59)	(0.19)	(2.01)	(2.20)	7.32	(8.98%)	7,609	1.11%	1.41%
9/30/19	11.67	0.15	(0.37)	(0.22)	(0.16)	(1.18)	(1.34)	10.11	(0.47%)	9,055	1.09%	1.48%
Class A
3/31/24[r]	$8.45	$0.04	$1.56	$1.60	$(0.12)	$(0.67)	$(0.79)	$9.26	20.05%[b]	$24,915	1.21%[a]	0.91%[a]
9/30/23	8.49	0.08	1.27	1.35	(0.07)	(1.32)	(1.39)	8.45	16.01%	22,527	1.23%	0.93%
9/30/22	10.41	0.09	(0.77)	(0.68)	(0.01)	(1.23)	(1.24)	8.49	(8.13%)	22,657	1.21%	0.87%
9/30/21	7.46	0.06	2.98	3.04	(0.09)	—	(0.09)	10.41	40.98%	33,431	1.20%	0.65%
9/30/20	10.26	0.11	(0.73)	(0.62)	(0.17)	(2.01)	(2.18)	7.46	(9.06%)	34,647	1.21%	1.33%
9/30/19	11.83	0.14	(0.37)	(0.23)	(0.16)	(1.18)	(1.34)	10.26	(0.58%)	66,407	1.19%	1.38%
Class R3
3/31/24[r]	$8.16	$0.03	$1.50	$1.53	$(0.11)	$(0.67)	$(0.78)	$8.91	19.96%[b]	$1,385	1.38%[a]	0.73%[a]
9/30/23	8.23	0.06	1.24	1.30	(0.05)	(1.32)	(1.37)	8.16	15.88%	1,338	1.38%	0.78%
9/30/22	10.14	0.07	(0.74)	(0.67)	(0.01)	(1.23)	(1.24)	8.23	(8.26%)	1,310	1.36%	0.73%
9/30/21	7.27	0.05	2.90	2.95	(0.08)	—	(0.08)	10.14	40.82%	1,678	1.35%	0.49%
9/30/20	10.05	0.09	(0.71)	(0.62)	(0.15)	(2.01)	(2.16)	7.27	(9.23%)	989	1.36%	1.15%
9/30/19	11.63	0.12	(0.37)	(0.25)	(0.15)	(1.18)	(1.33)	10.05	(0.77%)	2,362	1.34%	1.23%
Class Y
3/31/24[r]	$8.59	$0.06	$1.58	$1.64	$(0.16)	$(0.67)	$(0.83)	$9.40	20.30%[b]	$107	0.78%[a]	1.34%[a]
9/30/23[g]	8.79	0.09	(0.29)aa	(0.20)	—	—	—	8.59	(2.28%)[b]	98	0.78%[a]	1.51%[a]

The accompanying notes are an integral part of the financial statements.
152

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MM S&P 500® Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 14.69	$0.11	$3.18	$3.29	$(0.22)	$(0.89)	$(1.11)	$16.87	23.35%[b]	$1,178,482	0.13%[a]	1.49%[a]
9/30/23	15.93	0.23	2.82	3.05	(0.28)	(4.01)	(4.29)	14.69	21.49%	985,761	0.14%	1.54%
9/30/22	21.46	0.27	(2.98)	(2.71)	(0.29)	(2.53)	(2.82)	15.93	(15.56%)	900,471	0.12%	1.36%
9/30/21	19.31	0.28	4.91	5.19	(0.39)	(2.65)	(3.04)	21.46	29.93%	1,495,161	0.12%	1.36%
9/30/20	17.92	0.32	2.30	2.62	(0.40)	(0.83)	(1.23)	19.31	15.04%	1,210,251	0.12%	1.79%
9/30/19	20.48	0.32	(0.00)d,aa	0.32	(0.37)	(2.51)	(2.88)	17.92	4.17%	1,083,523	0.12%	1.86%
Class R5
3/31/24[r]	$ 14.79	$0.11	$3.21	$3.32	$(0.21)	$(0.89)	$(1.10)	$17.01	23.34%[b]	$369,110	0.23%[a]	1.39%[a]
9/30/23	16.00	0.21	2.85	3.06	(0.26)	(4.01)	(4.27)	14.79	21.40%	320,371	0.24%	1.44%
9/30/22	21.55	0.25	(3.01)	(2.76)	(0.26)	(2.53)	(2.79)	16.00	(15.68%)	300,070	0.22%	1.27%
9/30/21	19.38	0.26	4.93	5.19	(0.37)	(2.65)	(3.02)	21.55	29.78%	471,641	0.22%	1.26%
9/30/20	17.98	0.30	2.31	2.61	(0.38)	(0.83)	(1.21)	19.38	14.93%	416,360	0.22%	1.70%
9/30/19	20.53	0.31	(0.01)aa	0.30	(0.34)	(2.51)	(2.85)	17.98	4.05%	487,312	0.22%	1.76%
Service Class
3/31/24[r]	$ 14.85	$0.10	$3.21	$3.31	$(0.18)	$(0.89)	$(1.07)	$17.09	23.20%[b]	$307,727	0.38%[a]	1.23%[a]
9/30/23	16.04	0.19	2.86	3.05	(0.23)	(4.01)	(4.24)	14.85	21.24%	263,472	0.39%	1.29%
9/30/22	21.60	0.22	(3.02)	(2.80)	(0.23)	(2.53)	(2.76)	16.04	(15.84%)	244,212	0.37%	1.12%
9/30/21	19.41	0.23	4.95	5.18	(0.34)	(2.65)	(2.99)	21.60	29.63%	371,149	0.37%	1.11%
9/30/20	18.00	0.28	2.31	2.59	(0.35)	(0.83)	(1.18)	19.41	14.80%	381,745	0.37%	1.54%
9/30/19	20.55	0.28	(0.01)aa	0.27	(0.31)	(2.51)	(2.82)	18.00	3.84%	395,249	0.37%	1.61%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	3%	2%	2%	4%	6%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
153

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 14.30	$0.08	$3.11	$3.19	$(0.17)	$(0.89)	$(1.06)	$16.43	23.20%[b]	$262,079	0.48%[a]	1.14%[a]
9/30/23	15.59	0.17	2.76	2.93	(0.21)	(4.01)	(4.22)	14.30	21.04%	219,664	0.49%	1.19%
9/30/22	21.05	0.19	(2.92)	(2.73)	(0.20)	(2.53)	(2.73)	15.59	(15.88%)	213,739	0.47%	1.01%
9/30/21	18.99	0.20	4.83	5.03	(0.32)	(2.65)	(2.97)	21.05	29.45%	368,149	0.47%	1.01%
9/30/20	17.63	0.25	2.27	2.52	(0.33)	(0.83)	(1.16)	18.99	14.68%	370,740	0.47%	1.45%
9/30/19	20.19	0.26	(0.01)aa	0.25	(0.30)	(2.51)	(2.81)	17.63	3.77%	476,225	0.47%	1.51%
Class R4
3/31/24[r]	$ 13.94	$0.07	$3.02	$3.09	$(0.15)	$(0.89)	$(1.04)	$15.99	23.07%[b]	$401,777	0.63%[a]	0.99%[a]
9/30/23	15.29	0.15	2.70	2.85	(0.19)	(4.01)	(4.20)	13.94	20.87%	360,408	0.64%	1.04%
9/30/22	20.69	0.16	(2.87)	(2.71)	(0.16)	(2.53)	(2.69)	15.29	(16.01%)	333,263	0.62%	0.87%
9/30/21	18.71	0.17	4.75	4.92	(0.29)	(2.65)	(2.94)	20.69	29.26%	494,937	0.62%	0.87%
9/30/20	17.39	0.22	2.24	2.46	(0.31)	(0.83)	(1.14)	18.71	14.51%	561,315	0.62%	1.29%
9/30/19	19.95	0.23	(0.02)aa	0.21	(0.26)	(2.51)	(2.77)	17.39	3.61%	594,415	0.62%	1.36%
Class A
3/31/24[r]	$ 13.76	$0.06	$2.99	$3.05	$(0.13)	$(0.89)	$(1.02)	$15.79	23.05%[b]	$19,619	0.73%[a]	0.88%[a]
9/30/23	15.15	0.13	2.67	2.80	(0.18)	(4.01)	(4.19)	13.76	20.73%	14,603	0.74%	0.95%
9/30/22	20.51	0.14	(2.83)	(2.69)	(0.14)	(2.53)	(2.67)	15.15	(16.06%)	18,172	0.72%	0.77%
9/30/21	18.57	0.15	4.72	4.87	(0.28)	(2.65)	(2.93)	20.51	29.14%	25,655	0.72%	0.76%
9/30/20	17.26	0.21	2.21	2.42	(0.28)	(0.83)	(1.11)	18.57	14.40%	23,908	0.72%	1.20%
9/30/19	19.82	0.21	(0.02)aa	0.19	(0.24)	(2.51)	(2.75)	17.26	3.46%	28,147	0.72%	1.26%
Class R3
3/31/24[r]	$ 13.14	$0.05	$2.84	$2.89	$(0.12)	$(0.89)	$(1.01)	$15.02	22.95%[b]	$301,824	0.88%[a]	0.74%[a]
9/30/23	14.62	0.10	2.58	2.68	(0.15)	(4.01)	(4.16)	13.14	20.62%	242,145	0.89%	0.78%
9/30/22	19.92	0.11	(2.74)	(2.63)	(0.14)	(2.53)	(2.67)	14.62	(16.25%)	212,307	0.87%	0.63%
9/30/21	18.12	0.11	4.60	4.71	(0.26)	(2.65)	(2.91)	19.92	28.96%	271,678	0.87%	0.60%
9/30/20	16.87	0.17	2.17	2.34	(0.26)	(0.83)	(1.09)	18.12	14.25%	215,443	0.87%	1.04%
9/30/19	19.45	0.18	(0.02)aa	0.16	(0.23)	(2.51)	(2.74)	16.87	3.34%	222,503	0.87%	1.11%

The accompanying notes are an integral part of the financial statements.
154

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Equity Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 16.24	$0.11	$2.60	$2.71	$(0.23)	$(0.56)	$(0.79)	$18.16	17.01%[b]	$469,267	0.75%[a]	1.33%[a]
9/30/23	16.66	0.23	2.09	2.32	(0.25)	(2.49)	(2.74)	16.24	13.65%	416,283	0.75%	1.36%
9/30/22	20.17	0.23	(1.29)	(1.06)	(0.25)	(2.20)	(2.45)	16.66	(6.98%)	355,035	0.74%	1.17%
9/30/21	17.22	0.24	3.99	4.23	(0.24)	(1.04)	(1.28)	20.17	25.67%	432,817	0.73%	1.25%
9/30/20	18.33	0.27	0.26	0.53	(0.29)	(1.35)	(1.64)	17.22	2.73%	402,371	0.74%	1.64%
9/30/19	18.41	0.27	1.36	1.63	(0.28)	(1.43)	(1.71)	18.33	10.82%	274,970	0.74%	1.60%
Class R5
3/31/24[r]	$ 16.35	$0.10	$2.63	$2.73	$(0.21)	$(0.56)	$(0.77)	$18.31	17.00%[b]	$62,638	0.85%[a]	1.23%[a]
9/30/23	16.75	0.21	2.11	2.32	(0.23)	(2.49)	(2.72)	16.35	13.54%	63,720	0.85%	1.23%
9/30/22	20.26	0.21	(1.29)	(1.08)	(0.23)	(2.20)	(2.43)	16.75	(7.05%)	84,471	0.83%	1.06%
9/30/21	17.30	0.22	4.00	4.22	(0.22)	(1.04)	(1.26)	20.26	25.48%	165,143	0.83%	1.15%
9/30/20	18.41	0.26	0.25	0.51	(0.27)	(1.35)	(1.62)	17.30	2.61%	156,171	0.84%	1.50%
9/30/19	18.47	0.26	1.37	1.63	(0.26)	(1.43)	(1.69)	18.41	10.76%	180,002	0.84%	1.50%
Service Class
3/31/24[r]	$ 15.81	$0.09	$2.52	$2.61	$(0.19)	$(0.56)	$(0.75)	$17.67	16.85%[b]	$36,040	0.95%[a]	1.13%[a]
9/30/23	16.27	0.19	2.05	2.24	(0.21)	(2.49)	(2.70)	15.81	13.48%	32,092	0.95%	1.15%
9/30/22	19.75	0.18	(1.25)	(1.07)	(0.21)	(2.20)	(2.41)	16.27	(7.18%)	34,750	0.94%	0.96%
9/30/21	16.88	0.20	3.91	4.11	(0.20)	(1.04)	(1.24)	19.75	25.44%	46,987	0.93%	1.04%
9/30/20	18.00	0.23	0.25	0.48	(0.25)	(1.35)	(1.60)	16.88	2.52%	48,504	0.94%	1.41%
9/30/19	18.10	0.24	1.33	1.57	(0.24)	(1.43)	(1.67)	18.00	10.61%	53,931	0.94%	1.41%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	9%	24%	25%	25%	41%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
155

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 15.42	$0.08	$2.47	$2.55	$(0.18)	$(0.56)	$(0.74)	$17.23	16.85%[b]	$37,372	1.05%[a]	1.03%[a]
9/30/23	15.92	0.17	2.01	2.18	(0.19)	(2.49)	(2.68)	15.42	13.37%	34,721	1.05%	1.05%
9/30/22	19.38	0.16	(1.23)	(1.07)	(0.19)	(2.20)	(2.39)	15.92	(7.30%)	34,104	1.04%	0.86%
9/30/21	16.59	0.18	3.83	4.01	(0.18)	(1.04)	(1.22)	19.38	25.26%	51,726	1.03%	0.95%
9/30/20	17.71	0.21	0.25	0.46	(0.23)	(1.35)	(1.58)	16.59	2.42%	45,175	1.04%	1.30%
9/30/19	17.84	0.21	1.31	1.52	(0.22)	(1.43)	(1.65)	17.71	10.46%	55,316	1.04%	1.29%
Class R4
3/31/24[r]	$ 13.76	$0.06	$2.20	$2.26	$(0.17)	$(0.56)	$(0.73)	$15.29	16.79%[b]	$10,363	1.20%[a]	0.88%[a]
9/30/23	14.46	0.13	1.83	1.96	(0.17)	(2.49)	(2.66)	13.76	13.18%	9,151	1.21%	0.91%
9/30/22	17.80	0.12	(1.09)	(0.97)	(0.17)	(2.20)	(2.37)	14.46	(7.41%)	6,354	1.19%	0.71%
9/30/21	15.34	0.13	3.54	3.67	(0.17)	(1.04)	(1.21)	17.80	25.07%	8,727	1.18%	0.79%
9/30/20	16.48	0.18	0.23	0.41	(0.20)	(1.35)	(1.55)	15.34	2.28%	8,716	1.19%	1.18%
9/30/19	16.74	0.17	1.21	1.38	(0.21)	(1.43)	(1.64)	16.48	10.30%	6,921	1.19%	1.13%
Class A
3/31/24[r]	$ 14.18	$0.06	$2.26	$2.32	$(0.14)	$(0.56)	$(0.70)	$15.80	16.70%[b]	$36,791	1.29%[a]	0.79%[a]
9/30/23	14.83	0.12	1.87	1.99	(0.15)	(2.49)	(2.64)	14.18	13.05%	35,886	1.30%	0.80%
9/30/22	18.18	0.11	(1.12)	(1.01)	(0.14)	(2.20)	(2.34)	14.83	(7.46%)	38,062	1.29%	0.61%
9/30/21	15.64	0.12	3.61	3.73	(0.15)	(1.04)	(1.19)	18.18	24.94%	53,123	1.28%	0.70%
9/30/20	16.78	0.16	0.24	0.40	(0.19)	(1.35)	(1.54)	15.64	2.19%	55,832	1.29%	1.05%
9/30/19	16.98	0.16	1.24	1.40	(0.17)	(1.43)	(1.60)	16.78	10.19%	63,914	1.29%	1.04%
Class R3
3/31/24[r]	$ 12.27	$0.04	$1.95	$1.99	$(0.14)	$(0.56)	$(0.70)	$13.56	16.61%[b]	$6,820	1.45%[a]	0.63%[a]
9/30/23	13.16	0.08	1.68	1.76	(0.16)	(2.49)	(2.65)	12.27	12.96%	6,401	1.45%	0.66%
9/30/22	16.40	0.07	(0.98)	(0.91)	(0.13)	(2.20)	(2.33)	13.16	(7.66%)	4,064	1.44%	0.49%
9/30/21	14.22	0.09	3.27	3.36	(0.14)	(1.04)	(1.18)	16.40	24.79%	3,259	1.43%	0.55%
9/30/20	15.42	0.13	0.22	0.35	(0.20)	(1.35)	(1.55)	14.22	2.00%	3,447	1.44%	0.92%
9/30/19	15.77	0.13	1.12	1.25	(0.17)	(1.43)	(1.60)	15.42	10.01%	3,297	1.44%	0.92%
Class Y
3/31/24[r]	$ 16.35	$0.10	$2.62	$2.72	$(0.21)	$(0.56)	$(0.77)	$18.30	16.98%[b]	$109	0.85%[a]	1.23%[a]
9/30/23[g]	16.77	0.15	(0.57)aa	(0.42)	—	—	—	16.35	(2.50%)[b]	97	0.86%[a]	1.33%[a]

The accompanying notes are an integral part of the financial statements.
156

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Fundamental Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 3.54	$(0.02)	$0.88	$0.86	$—	$—	$—	$4.40	24.29%[b]	$2,838	1.76%[a]	1.71%[a]	(1.00%)[a]
9/30/23	2.98	(0.03)	0.59	0.56	(0.00)[d]	—	(0.00)[d]	3.54	18.95%	2,680	1.54%	1.49%	(0.81%)
9/30/22	6.15	(0.02)	(1.42)	(1.44)	—	(1.73)	(1.73)	2.98	(31.76%)	2,654	1.18%	1.18%[k]	(0.59%)
9/30/21	8.33	(0.04)	1.93	1.89	—	(4.07)	(4.07)	6.15	28.46%	13,386	1.04%	N/A	(0.61%)
9/30/20	8.03	0.00[d]	1.67	1.67	(0.02)	(1.35)	(1.37)	8.33	23.25%	12,278	0.89%	N/A	(0.01%)
9/30/19	9.81	0.02	(0.00)d, aa	0.02	(0.05)	(1.75)	(1.80)	8.03	4.27%	67,992	0.82%	0.78%	0.31%
Class R5
3/31/24[r]	$ 3.56	$(0.02)	$0.88	$0.86	$—	$—	$—	$4.42	24.16%[b]	$4,270	1.87%[a]	1.82%[a]	(1.12%)[a]
9/30/23	3.00	(0.03)	0.59	0.56	(0.00)[d]	—	(0.00)[d]	3.56	18.68%	3,879	1.64%	1.59%	(0.90%)
9/30/22	6.19	(0.03)	(1.43)	(1.46)	—	(1.73)	(1.73)	3.00	(31.94%)	4,939	1.32%	1.31%	(0.71%)
9/30/21	8.37	(0.05)	1.94	1.89	(0.00)[d]	(4.07)	(4.07)	6.19	28.29%	10,813	1.14%	N/A	(0.71%)
9/30/20	8.05	(0.01)	1.69	1.68	(0.01)	(1.35)	(1.36)	8.37	23.34%	12,351	0.99%	N/A	(0.17%)
9/30/19	9.83	0.02	(0.01)aa	0.01	(0.04)	(1.75)	(1.79)	8.05	4.13%	31,014	0.92%	0.88%	0.21%
Service Class
3/31/24[r]	$ 3.27	$(0.02)	$0.81	$0.79	$—	$—	$—	$4.06	24.16%[b]	$3,029	1.98%[a]	1.93%[a]	(1.22%)[a]
9/30/23	2.76	(0.03)	0.54	0.51	—	—	—	3.27	18.48%	2,454	1.74%	1.69%	(1.01%)
9/30/22	5.84	(0.03)	(1.32)	(1.35)	—	(1.73)	(1.73)	2.76	(31.97%)	4,211	1.43%	1.42%	(0.80%)
9/30/21	8.11	(0.05)	1.85	1.80	(0.00)[d]	(4.07)	(4.07)	5.84	28.05%	6,641	1.24%	N/A	(0.81%)
9/30/20	7.83	(0.02)	1.66	1.64	(0.01)	(1.35)	(1.36)	8.11	23.35%	6,285	1.09%	N/A	(0.30%)
9/30/19	9.62	0.01	(0.02)aa	(0.01)	(0.03)	(1.75)	(1.78)	7.83	3.97%	9,805	1.02%	0.98%	0.11%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	41%	64%	67%	78%	164%	123%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
157

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 2.95	$(0.02)	$0.73	$0.71	$—	$—	$—	$3.66	24.07%[b]	$3,475	2.02%[a]	1.97%[a]	(1.27%)[a]
9/30/23	2.49	(0.03)	0.49	0.46	—	—	—	2.95	18.47%	5,417	1.84%	1.79%	(1.10%)
9/30/22	5.46	(0.03)	(1.21)	(1.24)	—	(1.73)	(1.73)	2.49	(32.21%)	4,610	1.52%	1.51%	(0.90%)
9/30/21	7.80	(0.05)	1.78	1.73	(0.00)[d]	(4.07)	(4.07)	5.46	28.26%	8,032	1.34%	N/A	(0.91%)
9/30/20	7.59	(0.03)	1.59	1.56	—	(1.35)	(1.35)	7.80	23.08%	13,485	1.19%	N/A	(0.41%)
9/30/19	9.38	0.00[d]	(0.02)aa	(0.02)	(0.02)	(1.75)	(1.77)	7.59	3.97%	14,315	1.12%	1.09%	0.01%
Class R4
3/31/24[r]	$ 2.25	$(0.02)	$0.56	$0.54	$—	$—	$—	$2.79	24.00%[b]	$1,603	2.22%[a]	2.17%[a]	(1.45%)[a]
9/30/23	1.90	(0.03)	0.38	0.35	—	—	—	2.25	18.42%	1,473	1.99%	1.94%	(1.25%)
9/30/22	4.59	(0.03)	(0.93)	(0.96)	—	(1.73)	(1.73)	1.90	(32.23%)	1,220	1.69%	1.68%	(1.05%)
9/30/21	7.14	(0.05)	1.57	1.52	(0.00)[d]	(4.07)	(4.07)	4.59	27.79%	1,699	1.49%	N/A	(1.06%)
9/30/20	7.06	(0.04)	1.47	1.43	—	(1.35)	(1.35)	7.14	22.94%	1,662	1.34%	N/A	(0.59%)
9/30/19	8.86	(0.01)	(0.03)aa	(0.04)	(0.01)	(1.75)	(1.76)	7.06	3.87%	1,217	1.27%	1.22%	(0.08%)
Class A
3/31/24[r]	$ 2.35	$(0.02)	$0.58	$0.56	$—	$—	$—	$2.91	23.83%[b]	$7,836	2.30%[a]	2.25%[a]	(1.53%)[a]
9/30/23	1.99	(0.03)	0.39	0.36	—	—	—	2.35	18.09%	7,740	2.09%	2.04%	(1.35%)
9/30/22	4.72	(0.03)	(0.97)	(1.00)	—	(1.73)	(1.73)	1.99	(32.20%)	7,267	1.77%	1.76%	(1.15%)
9/30/21	7.25	(0.06)	1.60	1.54	(0.00)[d]	(4.07)	(4.07)	4.72	27.60%	13,199	1.59%	N/A	(1.16%)
9/30/20	7.15	(0.04)	1.49	1.45	—	(1.35)	(1.35)	7.25	22.92%	15,843	1.44%	N/A	(0.67%)
9/30/19	8.95	(0.02)	(0.03)aa	(0.05)	—	(1.75)	(1.75)	7.15	3.67%	14,997	1.37%	1.33%	(0.23%)
Class R3
3/31/24[r]	$ 1.53	$(0.01)	$0.37	$0.36	$—	$—	$—	$1.89	23.53%[b]	$1,333	2.47%[a]	2.42%[a]	(1.71%)[a]
9/30/23	1.29	(0.02)	0.26	0.24	—	—	—	1.53	18.60%	1,319	2.24%	2.19%	(1.50%)
9/30/22	3.70	(0.02)	(0.66)	(0.68)	—	(1.73)	(1.73)	1.29	(32.59%)	1,101	1.94%	1.93%	(1.30%)
9/30/21	6.45	(0.05)	1.37	1.32	(0.00)[d]	(4.07)	(4.07)	3.70	27.69%	1,562	1.74%	N/A	(1.32%)
9/30/20	6.51	(0.05)	1.34	1.29	—	(1.35)	(1.35)	6.45	22.70%	2,803	1.59%	N/A	(0.82%)
9/30/19	8.34	(0.03)	(0.05)aa	(0.08)	—	(1.75)	(1.75)	6.51	3.54%	2,794	1.52%	1.48%	(0.40%)
Class Y
3/31/24[r]	$ 3.56	$(0.02)	$0.88	$0.86	$—	$—	$—	$4.42	24.16%[b]	$125	1.88%[a]	1.83%[a]	(1.12%)[a]
9/30/23[g]	3.53	(0.02)	0.05	0.03	—	—	—	3.56	0.85%[b]	101	1.64%[a]	1.59%[a]	(0.87%)[a]

The accompanying notes are an integral part of the financial statements.
158

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 21.48	$(0.01)	$5.59	$5.58	$—	$(4.55)	$(4.55)	$22.51	29.22%[b]	$1,784,759	0.65%[a]	(0.06%)[a]
9/30/23	18.74	(0.02)	5.76	5.74	(0.09)	(2.91)	(3.00)	21.48	34.60%	1,436,141	0.65%	(0.09%)
9/30/22	33.66	(0.04)	(8.56)	(8.60)	—	(6.32)	(6.32)	18.74	(31.96%)	1,748,402	0.64%	(0.15%)
9/30/21	28.98	(0.05)	6.11	6.06	—	(1.38)	(1.38)	33.66	21.60%	2,790,281	0.63%	(0.15%)
9/30/20	22.73	0.01	7.59	7.60	(0.09)	(1.26)	(1.35)	28.98	34.96%	2,729,246	0.64%	0.06%
9/30/19	23.37	0.07	0.59	0.66	(0.11)	(1.19)	(1.30)	22.73	3.82%	1,947,695	0.64%	0.34%
Class R5
3/31/24[r]	$ 21.37	$(0.02)	$5.56	$5.54	$—	$(4.55)	$(4.55)	$22.36	29.18%[b]	$298,739	0.75%[a]	(0.16%)[a]
9/30/23	18.65	(0.04)	5.74	5.70	(0.07)	(2.91)	(2.98)	21.37	34.48%	272,965	0.75%	(0.19%)
9/30/22	33.56	(0.06)	(8.53)	(8.59)	—	(6.32)	(6.32)	18.65	(32.04%)	333,396	0.74%	(0.25%)
9/30/21	28.93	(0.08)	6.09	6.01	—	(1.38)	(1.38)	33.56	21.46%	616,307	0.73%	(0.25%)
9/30/20	22.69	(0.01)	7.58	7.57	(0.07)	(1.26)	(1.33)	28.93	34.84%	604,630	0.74%	(0.04%)
9/30/19	23.32	0.05	0.59	0.64	(0.08)	(1.19)	(1.27)	22.69	3.75%	456,222	0.74%	0.24%
Service Class
3/31/24[r]	$ 21.00	$(0.03)	$5.45	$5.42	$—	$(4.55)	$(4.55)	$21.87	29.10%[b]	$166,306	0.85%[a]	(0.26%)[a]
9/30/23	18.37	(0.06)	5.65	5.59	(0.05)	(2.91)	(2.96)	21.00	34.34%	132,292	0.85%	(0.29%)
9/30/22	33.18	(0.09)	(8.40)	(8.49)	—	(6.32)	(6.32)	18.37	(32.12%)	121,094	0.84%	(0.35%)
9/30/21	28.64	(0.11)	6.03	5.92	—	(1.38)	(1.38)	33.18	21.36%	207,565	0.83%	(0.35%)
9/30/20	22.47	(0.04)	7.51	7.47	(0.04)	(1.26)	(1.30)	28.64	34.72%	184,567	0.84%	(0.17%)
9/30/19	23.10	0.03	0.58	0.61	(0.05)	(1.19)	(1.24)	22.47	3.61%	114,021	0.84%	0.14%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	5%	16%	16%	20%	28%	25%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
159

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 20.43	$(0.04)	$5.29	$5.25	$—	$(4.55)	$(4.55)	$21.13	29.08%[b]	$178,220	0.95%[a]	(0.36%)[a]
9/30/23	17.95	(0.07)	5.48	5.41	(0.02)	(2.91)	(2.93)	20.43	34.14%	152,817	0.95%	(0.39%)
9/30/22	32.58	(0.11)	(8.20)	(8.31)	—	(6.32)	(6.32)	17.95	(32.16%)	171,168	0.94%	(0.46%)
9/30/21	28.18	(0.14)	5.92	5.78	—	(1.38)	(1.38)	32.58	21.21%	347,256	0.93%	(0.45%)
9/30/20	22.13	(0.06)	7.40	7.34	(0.03)	(1.26)	(1.29)	28.18	34.60%	388,847	0.94%	(0.24%)
9/30/19	22.78	0.01	0.57	0.58	(0.04)	(1.19)	(1.23)	22.13	3.51%	312,815	0.94%	0.04%
Class R4
3/31/24[r]	$ 18.79	$(0.05)	$4.81	$4.76	$—	$(4.55)	$(4.55)	$19.00	29.01%[b]	$54,201	1.10%[a]	(0.51%)[a]
9/30/23	16.73	(0.09)	5.06	4.97	—	(2.91)	(2.91)	18.79	33.92%	45,784	1.10%	(0.54%)
9/30/22	30.82	(0.14)	(7.63)	(7.77)	—	(6.32)	(6.32)	16.73	(32.26%)	48,674	1.08%	(0.59%)
9/30/21	26.76	(0.17)	5.61	5.44	—	(1.38)	(1.38)	30.82	21.05%	128,730	1.08%	(0.60%)
9/30/20	21.09	(0.09)	7.02	6.93	—	(1.26)	(1.26)	26.76	34.34%	121,843	1.09%	(0.38%)
9/30/19	21.78	(0.02)	0.54	0.52	(0.02)	(1.19)	(1.21)	21.09	3.38%	106,445	1.09%	(0.11%)
Class A
3/31/24[r]	$ 18.75	$(0.05)	$4.78	$4.73	$—	$(4.55)	$(4.55)	$18.93	28.90%[b]	$92,975	1.18%[a]	(0.59%)[a]
9/30/23	16.71	(0.11)	5.06	4.95	—	(2.91)	(2.91)	18.75	33.82%	81,524	1.20%	(0.64%)
9/30/22	30.82	(0.16)	(7.63)	(7.79)	—	(6.32)	(6.32)	16.71	(32.34%)	80,084	1.19%	(0.70%)
9/30/21	26.79	(0.20)	5.61	5.41	—	(1.38)	(1.38)	30.82	20.91%	142,265	1.18%	(0.69%)
9/30/20	21.13	(0.11)	7.03	6.92	—	(1.26)	(1.26)	26.79	34.23%	202,794	1.18%	(0.48%)
9/30/19	21.82	(0.04)	0.54	0.50	—	(1.19)	(1.19)	21.13	3.27%	181,457	1.19%	(0.21%)
Class R3
3/31/24[r]	$ 16.43	$(0.06)	$4.11	$4.05	$—	$(4.55)	$(4.55)	$15.93	28.82%[b]	$43,583	1.35%[a]	(0.75%)[a]
9/30/23	15.00	(0.12)	4.46	4.34	—	(2.91)	(2.91)	16.43	33.59%	34,246	1.35%	(0.80%)
9/30/22	28.32	(0.18)	(6.82)	(7.00)	—	(6.32)	(6.32)	15.00	(32.41%)	30,331	1.34%	(0.85%)
9/30/21	24.76	(0.23)	5.17	4.94	—	(1.38)	(1.38)	28.32	20.72%	55,690	1.33%	(0.85%)
9/30/20	19.64	(0.13)	6.51	6.38	—	(1.26)	(1.26)	24.76	34.06%	60,548	1.33%	(0.62%)
9/30/19	20.41	(0.07)	0.49	0.42	—	(1.19)	(1.19)	19.64	3.10%	61,141	1.34%	(0.36%)
Class Y
3/31/24[r]	$ 21.37	$(0.02)	$5.56	$5.54	$—	$(4.55)	$(4.55)	$22.36	29.17%[b]	$121	0.75%[a]	(0.15%)[a]
9/30/23[g]	18.41	(0.03)	2.99	2.96	—	—	—	21.37	16.08%[b]	116	0.76%[a]	(0.20%)[a]

The accompanying notes are an integral part of the financial statements.
160

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Growth Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$5.18	$(0.01)	$1.90	$1.89	$—	$—	$—	$7.07	36.49%[b]	$71,043	0.90%[a]	0.88%[a]	(0.40%)[a]
9/30/23	4.56	(0.02)	1.17	1.15	(0.03)	(0.50)	(0.53)	5.18	27.18%	76,491	0.85%	0.83%	(0.36%)
9/30/22	11.31	(0.04)	(4.23)	(4.27)	—	(2.48)	(2.48)	4.56	(47.25%)	146,814	0.78%	0.76%	(0.53%)
9/30/21	10.57	(0.06)	2.82	2.76	—	(2.02)	(2.02)	11.31	28.69%	304,938	0.76%	0.74%	(0.54%)
9/30/20	10.21	(0.02)	3.53	3.51	(0.06)	(3.09)	(3.15)	10.57	45.81%	248,333	0.77%	0.76%	(0.23%)
9/30/19	13.19	(0.03)	(0.29)aa	(0.32)	—	(2.66)	(2.66)	10.21	1.63%	168,427	0.76%	N/A	(0.24%)
Class R5
3/31/24[r]	$4.97	$(0.01)	$1.82	$1.81	$—	$—	$—	$6.78	36.42%[b]	$25,205	1.00%[a]	0.98%[a]	(0.48%)[a]
9/30/23	4.40	(0.02)	1.11	1.09	(0.02)	(0.50)	(0.52)	4.97	26.88%	21,991	0.95%	0.93%	(0.46%)
9/30/22	11.00	(0.04)	(4.08)	(4.12)	—	(2.48)	(2.48)	4.40	(47.21%)	33,626	0.88%	0.86%	(0.63%)
9/30/21	10.33	(0.07)	2.76	2.69	—	(2.02)	(2.02)	11.00	28.64%	82,696	0.86%	0.84%	(0.64%)
9/30/20	10.05	(0.03)	3.45	3.42	(0.05)	(3.09)	(3.14)	10.33	45.51%	112,882	0.87%	0.86%	(0.31%)
9/30/19	13.04	(0.04)	(0.29)aa	(0.33)	—	(2.66)	(2.66)	10.05	1.56%	127,577	0.86%	N/A	(0.36%)
Service Class
3/31/24[r]	$4.48	$(0.02)	$1.64	$1.62	$—	$—	$—	$6.10	36.16%[b]	$8,347	1.10%[a]	1.08%[a]	(0.59%)[a]
9/30/23	4.00	(0.02)	1.02	1.00	(0.02)	(0.50)	(0.52)	4.48	27.19%	8,450	1.05%	1.03%	(0.56%)
9/30/22	10.27	(0.05)	(3.74)	(3.79)	—	(2.48)	(2.48)	4.00	(47.38%)	14,637	0.98%	0.96%	(0.73%)
9/30/21	9.77	(0.07)	2.59	2.52	—	(2.02)	(2.02)	10.27	28.53%	30,819	0.96%	0.94%	(0.74%)
9/30/20	9.66	(0.03)	3.27	3.24	(0.04)	(3.09)	(3.13)	9.77	45.46%	31,955	0.97%	0.96%	(0.37%)
9/30/19	12.67	(0.05)	(0.30)aa	(0.35)	—	(2.66)	(2.66)	9.66	1.40%	73,129	0.96%	N/A	(0.47%)

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	13%	29%	29%	26%	47%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
161

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$3.85	$(0.02)	$1.42	$1.40	$—	$—	$—	$5.25	36.36%[b]	$28,497	1.20%[a]	1.18%[a]	(0.69%)[a]
9/30/23	3.51	(0.02)	0.88	0.86	(0.02)	(0.50)	(0.52)	3.85	26.85%	25,045	1.16%	1.14%	(0.67%)
9/30/22	9.34	(0.05)	(3.30)	(3.35)	—	(2.48)	(2.48)	3.51	(47.40%)	22,602	1.08%	1.06%	(0.83%)
9/30/21	9.06	(0.08)	2.38	2.30	—	(2.02)	(2.02)	9.34	28.30%	51,978	1.06%	1.04%	(0.84%)
9/30/20	9.17	(0.04)	3.05	3.01	(0.03)	(3.09)	(3.12)	9.06	45.29%	57,076	1.07%	1.06%	(0.52%)
9/30/19	12.19	(0.05)	(0.31)aa	(0.36)	—	(2.66)	(2.66)	9.17	1.38%	48,666	1.06%	N/A	(0.56%)
Class R4
3/31/24[r]	$2.80	$(0.01)	$1.02	$1.01	$—	$—	$—	$3.81	36.07%[b]	$1,086	1.35%[a]	1.34%[a]	(0.84%)[a]
9/30/23	2.68	(0.02)	0.65	0.63	(0.01)	(0.50)	(0.51)	2.80	26.57%	795	1.30%	1.28%	(0.82%)
9/30/22	7.76	(0.05)	(2.55)	(2.60)	—	(2.48)	(2.48)	2.68	(47.38%)	638	1.23%	1.21%	(0.99%)
9/30/21	7.84	(0.08)	2.02	1.94	—	(2.02)	(2.02)	7.76	28.08%	2,721	1.21%	1.19%	(0.99%)
9/30/20	8.32	(0.04)	2.66	2.62	(0.01)	(3.09)	(3.10)	7.84	45.05%	2,777	1.22%	1.21%	(0.60%)
9/30/19	11.37	(0.06)	(0.33)aa	(0.39)	—	(2.66)	(2.66)	8.32	1.17%	9,775	1.21%	N/A	(0.71%)
Class A
3/31/24[r]	$2.68	$(0.01)	$0.98	$0.97	$—	$—	$—	$3.65	36.19%[b]	$16,376	1.43%[a]	1.42%[a]	(0.93%)[a]
9/30/23	2.59	(0.02)	0.62	0.60	(0.01)	(0.50)	(0.51)	2.68	26.39%	15,078	1.40%	1.38%	(0.92%)
9/30/22	7.60	(0.05)	(2.48)	(2.53)	—	(2.48)	(2.48)	2.59	(47.50%)	14,095	1.33%	1.31%	(1.08%)
9/30/21	7.72	(0.08)	1.98	1.90	—	(2.02)	(2.02)	7.60	27.99%	38,900	1.31%	1.29%	(1.09%)
9/30/20	8.24	(0.05)	2.63	2.58	(0.01)	(3.09)	(3.10)	7.72	44.93%	41,810	1.32%	1.31%	(0.77%)
9/30/19	11.30	(0.07)	(0.33)aa	(0.40)	—	(2.66)	(2.66)	8.24	1.06%	36,629	1.31%	N/A	(0.81%)
Class R3
3/31/24[r]	$1.54	$(0.01)	$0.56	$0.55	$—	$—	$—	$2.09	35.71%[b]	$2,411	1.60%[a]	1.59%[a]	(1.09%)[b]
9/30/23	1.69	(0.02)	0.38	0.36	(0.01)	(0.50)	(0.51)	1.54	26.67%	1,852	1.55%	1.53%	(1.07%)
9/30/22	5.90	(0.03)	(1.70)	(1.73)	—	(2.48)	(2.48)	1.69	(47.66%)	1,411	1.48%	1.46%	(1.23%)
9/30/21	6.40	(0.07)	1.59	1.52	—	(2.02)	(2.02)	5.90	27.84%	2,696	1.46%	1.44%	(1.24%)
9/30/20	7.33	(0.05)	2.21	2.16	(0.00)[d]	(3.09)	(3.09)	6.40	44.85%	984	1.47%	1.46%	(0.92%)
9/30/19	10.41	(0.07)	(0.35)aa	(0.42)	—	(2.66)	(2.66)	7.33	0.95%	925	1.46%	N/A	(0.97%)
Class Y
3/31/24[r]	$4.97	$(0.01)	$1.82	$1.81	$—	$—	$—	$6.78	36.42%[b]	$147	1.00%[a]	0.99%[a]	(0.49%)[a]
9/30/23[g]	4.60	(0.02)	0.39	0.37	—	—	—	4.97	8.04%[b]	108	0.95%[a]	0.93%[a]	(0.47%)[a]

The accompanying notes are an integral part of the financial statements.
162

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.68	$ 0.09	$ 1.75	$1.84	$ (0.19)	$—	$ (0.19)	$ 12.33	17.36%[b]	$ 67,167	1.04%[a]	0.63%[a]	1.59%[a]
9/30/23	10.56	0.19	0.95	1.14	(0.25)	(0.77)	(1.02)	10.68	10.52%	100,378	0.99%	0.61%	1.68%
9/30/22	15.11	0.19	(1.12)	(0.93)	(0.16)	(3.46)	(3.62)	10.56	(9.37%)	97,584	0.93%	0.61%	1.47%
9/30/21	11.24	0.18	3.87	4.05	(0.18)	—	(0.18)	15.11	36.36%	114,786	0.93%	0.70%	1.28%
9/30/20	12.42	0.20	(1.15)	(0.95)	(0.23)	—	(0.23)	11.24	(7.88%)	97,457	1.00%	0.80%	1.75%
9/30/19	14.05	0.21	(0.11)aa	0.10	(0.16)	(1.57)	(1.73)	12.42	2.92%	93,413	1.00%	0.80%	1.73%
Class R5
3/31/24[r]	$10.85	$0.09	$1.78	$1.87	$(0.18)	$—	$(0.18)	$12.54	17.35%[b]	$1,106	1.15%[a]	0.74%[a]	1.62%[a]
9/30/23	10.71	0.18	0.96	1.14	(0.23)	(0.77)	(1.00)	10.85	10.43%	882	1.09%	0.71%	1.58%
9/30/22	15.28	0.18	(1.15)	(0.97)	(0.14)	(3.46)	(3.60)	10.71	(9.51%)	782	1.03%	0.71%	1.36%
9/30/21	11.36	0.17	3.91	4.08	(0.16)	—	(0.16)	15.28	36.22%	1,001	1.03%	0.79%	1.18%
9/30/20	12.55	0.20	(1.17)	(0.97)	(0.22)	—	(0.22)	11.36	(7.96%)	843	1.10%	0.90%	1.67%
9/30/19	14.15	0.20	(0.10)aa	0.10	(0.13)	(1.57)	(1.70)	12.55	2.78%	1,332	1.10%	0.90%	1.68%
Service Class
3/31/24[r]	$10.75	$0.09	$1.75	$1.84	$(0.17)	$—	$(0.17)	$12.42	17.20%[b]	$115	1.25%[a]	0.84%[a]	1.53%[a]
9/30/23	10.60	0.17	0.95	1.12	(0.20)	(0.77)	(0.97)	10.75	10.30%	90	1.19%	0.81%	1.48%
9/30/22	15.16	0.15	(1.12)	(0.97)	(0.13)	(3.46)	(3.59)	10.60	(9.60%)	88	1.12%	0.81%	1.15%
9/30/21	11.28	0.16	3.88	4.04	(0.16)	—	(0.16)	15.16	36.08%	569	1.13%	0.87%	1.07%
9/30/20	12.46	0.18	(1.16)	(0.98)	(0.20)	—	(0.20)	11.28	(8.05%)	203	1.20%	1.00%	1.55%
9/30/19	14.09	0.18	(0.10)aa	0.08	(0.14)	(1.57)	(1.71)	12.46	2.73%	215	1.20%	1.00%	1.53%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	37%	79%	82%	134%	74%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
163

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 11.05	$ 0.08	$ 1.80	$ 1.88	$ (0.15)	$—	$ (0.15)	$ 12.78	17.16%[b]	$ 1,120	1.35%[a]	0.94%[a]	1.41%[a]
9/30/23	10.89	0.16	0.98	1.14	(0.21)	(0.77)	(0.98)	11.05	10.21%	938	1.29%	0.91%	1.38%
9/30/22	15.46	0.15	(1.16)	(1.01)	(0.10)	(3.46)	(3.56)	10.89	(9.63%)	841	1.23%	0.91%	1.17%
9/30/21	11.50	0.14	3.97	4.11	(0.15)	—	(0.15)	15.46	35.93%	1,124	1.23%	1.00%	0.98%
9/30/20	12.71	0.17	(1.19)	(1.02)	(0.19)	—	(0.19)	11.50	(8.19%)	873	1.30%	1.10%	1.46%
9/30/19	14.32	0.18	(0.10)aa	0.08	(0.12)	(1.57)	(1.69)	12.71	2.62%	889	1.30%	1.10%	1.44%
Class R4
3/31/24[r]	$10.59	$0.07	$1.72	$1.79	$(0.13)	$—	$(0.13)	$12.25	17.05%[b]	$357	1.50%[a]	1.09%[a]	1.25%[a]
9/30/23	10.48	0.14	0.94	1.08	(0.20)	(0.77)	(0.97)	10.59	10.05%	308	1.44%	1.06%	1.25%
9/30/22	14.96	0.13	(1.12)	(0.99)	(0.03)	(3.46)	(3.49)	10.48	(9.79%)	255	1.38%	1.06%	1.04%
9/30/21	11.14	0.11	3.84	3.95	(0.13)	—	(0.13)	14.96	35.64%	276	1.38%	1.20%	0.81%
9/30/20	12.31	0.15	(1.14)	(0.99)	(0.18)	—	(0.18)	11.14	(8.27%)	934	1.45%	1.25%	1.29%
9/30/19	13.97	0.16	(0.11)aa	0.05	(0.14)	(1.57)	(1.71)	12.31	2.48%	1,050	1.45%	1.25%	1.36%
Class A
3/31/24[r]	$10.79	$0.06	$1.76	$1.82	$(0.11)	$—	$(0.11)	$12.50	17.00%[b]	$1,271	1.59%[a]	1.17%[a]	1.15%[a]
9/30/23	10.65	0.12	0.97	1.09	(0.18)	(0.77)	(0.95)	10.79	10.00%	1,234	1.54%	1.16%	1.11%
9/30/22	15.13	0.12	(1.14)	(1.02)	—	(3.46)	(3.46)	10.65	(9.87%)	1,390	1.48%	1.16%	0.93%
9/30/21	11.27	0.10	3.88	3.98	(0.12)	—	(0.12)	15.13	35.51%	1,544	1.48%	1.26%	0.73%
9/30/20	12.47	0.14	(1.17)	(1.03)	(0.17)	—	(0.17)	11.27	(8.41%)	3,071	1.55%	1.35%	1.23%
9/30/19	14.07	0.14	(0.09)aa	0.05	(0.08)	(1.57)	(1.65)	12.47	2.41%	2,788	1.55%	1.35%	1.18%
Class R3
3/31/24[r]	$10.56	$0.05	$1.73	$1.78	$(0.11)	$—	$(0.11)	$12.23	16.91%[b]	$191	1.75%[a]	1.34%[a]	0.99%[a]
9/30/23	10.44	0.11	0.95	1.06	(0.17)	(0.77)	(0.94)	10.56	9.85%	180	1.69%	1.31%	0.99%
9/30/22	14.92	0.10	(1.12)	(1.02)	—	(3.46)	(3.46)	10.44	(10.05%)	120	1.63%	1.31%	0.77%
9/30/21	11.10	0.07	3.84	3.91	(0.09)	—	(0.09)	14.92	35.39%	144	1.63%	1.42%	0.52%
9/30/20	12.28	0.12	(1.15)	(1.03)	(0.15)	—	(0.15)	11.10	(8.53%)	381	1.70%	1.50%	1.05%
9/30/19	13.90	0.13	(0.11)aa	0.02	(0.07)	(1.57)	(1.64)	12.28	2.19%	503	1.70%	1.50%	1.06%
Class Y
3/31/24[r]	$10.85	$0.09	$1.77	$1.86	$(0.18)	$—	$(0.18)	$12.53	17.26%[b]	$106	1.15%[a]	0.74%[a]	1.61%[a]
9/30/23[g]	11.81	0.13	(1.09)aa	(0.96)	—	—	—	10.85	(8.13%)[b]	92	1.09%[a]	0.71%[a]	1.72%[a]

The accompanying notes are an integral part of the financial statements.
164

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Value Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.82	$ 0.01	$ 1.30	$ 1.31	$—	$ (1.29)	$ (1.29)	$ 8.84	16.12%[b]	$ 32,115	1.30%[a]	1.23%[a]	0.20%[a]
9/30/23	8.69	0.01bb	1.54	1.55	—	(1.42)	(1.42)	8.82	18.15%	31,031	1.26%	N/A	0.08%
9/30/22	13.05	0.01bb	(1.25)	(1.24)	—	(3.12)	(3.12)	8.69	(13.54%)	31,863	1.16%	N/A	0.10%
9/30/21	8.72	0.00[d]	4.68	4.68	—	(0.35)	(0.35)	13.05	54.27%	37,021	1.03%	N/A	0.04%
9/30/20	11.17	0.02	(1.39)	(1.37)	(0.03)	(1.05)	(1.08)	8.72	(14.27%)	51,492	1.05%	N/A	0.22%
9/30/19	18.11	0.05	(2.20)	(2.15)	(0.06)	(4.73)	(4.79)	11.17	(8.20%)	47,894	0.97%	0.93%	0.44%
Class R5
3/31/24[r]	$8.82	$0.00[d]	$1.31	$1.31	$—	$(1.29)	$(1.29)	$8.84	16.10%[b]	$2,205	1.37%[a]	1.32%[a]	0.00%[a,e]
9/30/23	8.70	(0.00)[d]	1.54	1.54	—	(1.42)	(1.42)	8.82	18.00%	7,613	1.36%	N/A	(0.01%)
9/30/22	13.07	(0.00)[d]	(1.25)	(1.25)	—	(3.12)	(3.12)	8.70	(13.61%)	6,513	1.25%	N/A	(0.02%)
9/30/21	8.74	(0.01)	4.69	4.68	—	(0.35)	(0.35)	13.07	54.14%	11,028	1.13%	N/A	(0.07%)
9/30/20	11.19	0.01	(1.40)	(1.39)	(0.01)	(1.05)	(1.06)	8.74	(14.38%)	10,194	1.15%	N/A	0.11%
9/30/19	18.12	0.04	(2.20)	(2.16)	(0.04)	(4.73)	(4.77)	11.19	(8.26%)	16,680	1.07%	1.01%	0.31%
Service Class
3/31/24[r]	$8.86	$0.00[d]	$1.31	$1.31	$—	$(1.29)	$(1.29)	$8.88	16.04%[b]	$717	1.48%[a]	1.43%[a]	0.04%[a]
9/30/23	8.74	(0.01)	1.55	1.54	—	(1.42)	(1.42)	8.86	17.89%	2,214	1.46%	N/A	(0.12%)
9/30/22	13.13	(0.01)	(1.26)	(1.27)	—	(3.12)	(3.12)	8.74	(13.72%)	2,189	1.36%	N/A	(0.12%)
9/30/21	8.79	(0.02)	4.71	4.69	—	(0.35)	(0.35)	13.13	53.95%	3,143	1.23%	N/A	(0.15%)
9/30/20	11.24	0.00[d]	(1.40)	(1.40)	(0.00)[d]	(1.05)	(1.05)	8.79	(14.38%)	2,572	1.25%	N/A	0.02%
9/30/19	18.15	0.03	(2.20)	(2.17)	(0.01)	(4.73)	(4.74)	11.24	(8.39%)	4,730	1.17%	1.12%	0.23%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	16%	47%	47%	23%	77%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
165

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 8.69	$ (0.00)d,bb	$ 1.29	$ 1.29	$—	$ (1.29)	$ (1.29)	$ 8.69	16.12%[b]	$ 2,406	1.60%[a]	1.53%[a]	(0.09%)[a]
9/30/23	8.61	(0.02)	1.52	1.50	—	(1.42)	(1.42)	8.69	17.68%	2,403	1.56%	N/A	(0.21%)
9/30/22	12.99	(0.02)	(1.24)	(1.26)	—	(3.12)	(3.12)	8.61	(13.80%)	2,189	1.46%	N/A	(0.21%)
9/30/21	8.70	(0.03)	4.67	4.64	—	(0.35)	(0.35)	12.99	53.93%	2,550	1.33%	N/A	(0.25%)
9/30/20	11.16	(0.01)	(1.40)	(1.41)	—	(1.05)	(1.05)	8.70	(14.58%)	3,126	1.35%	N/A	(0.08%)
9/30/19	18.07	0.02	(2.19)	(2.17)	(0.01)	(4.73)	(4.74)	11.16	(8.45%)	3,240	1.27%	1.22%	0.13%
Class R4
3/31/24[r]	$8.33	$(0.01)bb	$1.22	$1.21	$—	$(1.29)	$(1.29)	$8.25	15.84%[b]	$1,723	1.76%[a]	1.68%[a]	(0.23%)[a]
9/30/23	8.31	(0.03)	1.47	1.44	—	(1.42)	(1.42)	8.33	17.59%	1,451	1.71%	N/A	(0.36%)
9/30/22	12.65	(0.04)	(1.18)	(1.22)	—	(3.12)	(3.12)	8.31	(13.88%)	1,193	1.61%	N/A	(0.36%)
9/30/21	8.50	(0.05)	4.55	4.50	—	(0.35)	(0.35)	12.65	53.54%	1,492	1.48%	N/A	(0.41%)
9/30/20	10.93	(0.02)	(1.36)	(1.38)	—	(1.05)	(1.05)	8.50	(14.62%)	2,332	1.50%	N/A	(0.24%)
9/30/19	17.83	(0.00)[d]	(2.17)	(2.17)	—	(4.73)	(4.73)	10.93	(8.59%)	4,301	1.42%	1.38%	(0.00%)[e]
Class A
3/31/24[r]	$8.38	$(0.01)bb	$1.24	$1.23	$—	$(1.29)	$(1.29)	$8.32	16.00%[b]	$3,450	1.83%[a]	1.77%[a]	(0.33%)[a]
9/30/23	8.36	(0.04)	1.48	1.44	—	(1.42)	(1.42)	8.38	17.44%	3,653	1.80%	N/A	(0.47%)
9/30/22	12.73	(0.05)	(1.20)	(1.25)	—	(3.12)	(3.12)	8.36	(14.05%)	4,521	1.71%	N/A	(0.47%)
9/30/21	8.56	(0.06)	4.58	4.52	—	(0.35)	(0.35)	12.73	53.40%	6,375	1.58%	N/A	(0.50%)
9/30/20	11.01	(0.03)	(1.37)	(1.40)	—	(1.05)	(1.05)	8.56	(14.70%)	4,715	1.60%	N/A	(0.34%)
9/30/19	17.93	(0.01)	(2.18)	(2.19)	—	(4.73)	(4.73)	11.01	(8.68%)	7,990	1.52%	1.47%	(0.11%)
Class R3
3/31/24[r]	$8.11	$(0.02)bb	$1.20	$1.18	$—	$(1.29)	$(1.29)	$8.00	15.91%[b]	$773	2.01%[a]	1.93%[a]	(0.45%)[a]
9/30/23	8.14	(0.05)	1.44	1.39	—	(1.42)	(1.42)	8.11	17.29%	540	1.96%	N/A	(0.61%)
9/30/22	12.49	(0.06)	(1.17)	(1.23)	—	(3.12)	(3.12)	8.14	(14.19%)	621	1.86%	N/A	(0.61%)
9/30/21	8.41	(0.08)	4.51	4.43	—	(0.35)	(0.35)	12.49	53.27%	695	1.73%	N/A	(0.66%)
9/30/20	10.86	(0.04)	(1.36)	(1.40)	—	(1.05)	(1.05)	8.41	(14.92%)	748	1.75%	N/A	(0.47%)
9/30/19	17.79	(0.03)	(2.17)	(2.20)	—	(4.73)	(4.73)	10.86	(8.84%)	856	1.67%	1.61%	(0.27%)
Class Y
3/31/24[r]	$8.82	$0.01	$1.31	$1.32	$—	$(1.29)	$(1.29)	$8.85	16.23%[b]	$94	1.40%[a]	1.33%[a]	0.13%[a]
9/30/23[g]	9.38	(0.00)[d]	(0.56)aa	(0.56)	—	—	—	8.82	(5.97%)[b]	94	1.36%[a]	N/A	0.05%[a]

The accompanying notes are an integral part of the financial statements.
166

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.32	$ 0.06	$ 1.35	$ 1.41	$ (0.07)	$ (0.44)	$ (0.51)	$ 9.22	17.48%[b]	$ 75,367	1.03%[a]	0.86%[a]	1.38%[a]
9/30/23	8.86	0.09	0.63	0.72	(0.07)	(1.19)	(1.26)	8.32	7.50%	137,558	1.01%	0.86%	1.05%
9/30/22	12.69	0.09	(2.16)	(2.07)	(0.04)	(1.72)	(1.76)	8.86	(19.24%)	132,528	0.95%	0.86%	0.77%
9/30/21	7.36	0.05	5.35	5.40	(0.07)	—	(0.07)	12.69	73.67%	179,847	0.96%	0.94%	0.48%
9/30/20	9.22	0.05	(1.41)	(1.36)	(0.07)	(0.43)	(0.50)	7.36	(15.96%)	86,121	1.00%	N/A	0.67%
9/30/19	12.04	0.07	(1.28)	(1.21)	(0.04)	(1.57)	(1.61)	9.22	(8.59%)	95,423	0.98%	0.98%[k]	0.73%
Class R5
3/31/24[r]	$8.40	$0.06	$1.36	$1.42	$(0.06)	$(0.44)	$(0.50)	$9.32	17.41%[b]	$32,093	1.13%[a]	0.96%[a]	1.37%[a]
9/30/23	8.93	0.08	0.64	0.72	(0.06)	(1.19)	(1.25)	8.40	7.41%	28,982	1.11%	0.96%	0.94%
9/30/22	12.78	0.07	(2.18)	(2.11)	(0.02)	(1.72)	(1.74)	8.93	(19.35%)	35,442	1.05%	0.96%	0.66%
9/30/21	7.42	0.05	5.37	5.42	(0.06)	—	(0.06)	12.78	73.32%	65,854	1.06%	1.04%	0.40%
9/30/20	9.28	0.04	(1.41)	(1.37)	(0.06)	(0.43)	(0.49)	7.42	(15.95%)	48,006	1.10%	N/A	0.55%
9/30/19	12.10	0.06	(1.28)	(1.22)	(0.03)	(1.57)	(1.60)	9.28	(8.67%)	78,145	1.08%	1.08%[k]	0.64%
Service Class
3/31/24[r]	$8.32	$0.05	$1.37	$1.42	$(0.06)	$(0.44)	$(0.50)	$9.24	17.49%[b]	$8,864	1.23%[a]	1.06%[a]	1.28%[a]
9/30/23	8.86	0.08	0.62	0.70	(0.05)	(1.19)	(1.24)	8.32	7.24%	7,433	1.21%	1.06%	0.85%
9/30/22	12.69	0.06	(2.16)	(2.10)	(0.01)	(1.72)	(1.73)	8.86	(19.41%)	7,189	1.15%	1.06%	0.58%
9/30/21	7.37	0.03	5.34	5.37	(0.05)	—	(0.05)	12.69	73.14%	8,737	1.16%	1.14%	0.28%
9/30/20	9.23	0.04	(1.42)	(1.38)	(0.05)	(0.43)	(0.48)	7.37	(16.11%)	4,281	1.20%	N/A	0.44%
9/30/19	12.03	0.05	(1.27)	(1.22)	(0.01)	(1.57)	(1.58)	9.23	(8.70%)	6,847	1.18%	1.18%[k]	0.52%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	30%	44%	42%	66%	57%	146%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
167

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 8.06	$ 0.05	$ 1.31	$ 1.36	$ (0.05)	$ (0.44)	$ (0.49)	$ 8.93	17.31%[b]	$ 9,883	1.34%[a]	1.16%[a]	1.17%[a]
9/30/23	8.61	0.06	0.62	0.68	(0.04)	(1.19)	(1.23)	8.06	7.20%	8,981	1.31%	1.16%	0.75%
9/30/22	12.38	0.05	(2.10)	(2.05)	—	(1.72)	(1.72)	8.61	(19.50%)	9,380	1.25%	1.16%	0.47%
9/30/21	7.19	0.02	5.22	5.24	(0.05)	—	(0.05)	12.38	73.10%	14,862	1.26%	1.24%	0.20%
9/30/20	9.01	0.03	(1.38)	(1.35)	(0.04)	(0.43)	(0.47)	7.19	(16.15%)	12,971	1.30%	N/A	0.36%
9/30/19	11.80	0.04	(1.26)	(1.22)	(0.00)[d]	(1.57)	(1.57)	9.01	(8.88%)	11,363	1.28%	1.28%[k]	0.42%
Class R4
3/31/24[r]	$7.41	$0.04	$1.20	$1.24	$(0.04)	$(0.44)	$(0.48)	$8.17	17.20%[b]	$717	1.48%[a]	1.31%[a]	1.02%[a]
9/30/23	8.01	0.05	0.57	0.62	(0.03)	(1.19)	(1.22)	7.41	7.00%	647	1.46%	1.31%	0.60%
9/30/22	11.65	0.03	(1.95)	(1.92)	—	(1.72)	(1.72)	8.01	(19.62%)	628	1.40%	1.31%	0.33%
9/30/21	6.78	0.00[d]	4.91	4.91	(0.04)	—	(0.04)	11.65	72.68%	780	1.41%	1.40%	0.02%
9/30/20	8.52	0.02	(1.30)	(1.28)	(0.03)	(0.43)	(0.46)	6.78	(16.25%)	882	1.45%	N/A	0.28%
9/30/19	11.26	0.02	(1.19)	(1.17)	(0.00)[d]	(1.57)	(1.57)	8.52	(8.96%)	541	1.43%	1.43%[k]	0.27%
Class A
3/31/24[r]	$7.56	$0.04	$1.22	$1.26	$(0.02)	$(0.44)	$(0.46)	$8.36	17.17%[b]	$9,138	1.57%[a]	1.39%[a]	0.94%[a]
9/30/23	8.14	0.04	0.59	0.63	(0.02)	(1.19)	(1.21)	7.56	6.96%	8,125	1.56%	1.41%	0.48%
9/30/22	11.83	0.02	(1.99)	(1.97)	—	(1.72)	(1.72)	8.14	(19.76%)	10,387	1.50%	1.41%	0.22%
9/30/21	6.87	(0.01)	4.99	4.98	(0.02)	—	(0.02)	11.83	72.61%	13,826	1.51%	1.49%	(0.06%)
9/30/20	8.64	0.01	(1.33)	(1.32)	(0.02)	(0.43)	(0.45)	6.87	(16.45%)	10,694	1.55%	N/A	0.11%
9/30/19	11.40	0.01	(1.20)	(1.19)	—	(1.57)	(1.57)	8.64	(9.03%)	16,723	1.53%	1.53%[k]	0.17%
Class R3
3/31/24[r]	$6.60	$0.02	$1.08	$1.10	$(0.03)	$(0.44)	$(0.47)	$7.23	17.15%[b]	$324	1.73%[a]	1.56%[a]	0.74%[a]
9/30/23	7.25	0.02	0.53	0.55	(0.01)	(1.19)	(1.20)	6.60	6.79%	363	1.71%	1.56%	0.34%
9/30/22	10.73	0.01	(1.77)	(1.76)	—	(1.72)	(1.72)	7.25	(19.84%)	332	1.65%	1.56%	0.08%
9/30/21	6.23	(0.02)	4.52	4.50	—	—	—	10.73	72.23%	359	1.66%	1.64%	(0.23%)
9/30/20	7.86	(0.00)[d]	(1.20)	(1.20)	(0.00)[d]	(0.43)	(0.43)	6.23	(16.47%)	151	1.70%	N/A	(0.04%)
9/30/19	10.57	0.00[d]	(1.14)	(1.14)	—	(1.57)	(1.57)	7.86	(9.30%)	422	1.68%	1.68%[k]	0.04%
Class Y
3/31/24[r]	$8.40	$0.06	$1.37	$1.43	$(0.07)	$(0.44)	$(0.51)	$9.32	17.44%[b]	$97	1.13%[a]	0.96%[a]	1.37%[a]
9/30/23[g]	9.59	0.06	(1.25)aa	(1.19)	—	—	—	8.40	(12.41%)[b]	88	1.11%[a]	0.96%[a]	1.02%[a]

The accompanying notes are an integral part of the financial statements.
168

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 18.72	$ 0.00d,bb	$ 3.94	$ 3.94	$—	$ (1.07)	$ (1.07)	$ 21.59	21.71%[b]	$ 4,139,999	0.66%[a]	0.66%[a]	0.01%[a]
9/30/23	18.55	0.01	2.79	2.80	—	(2.63)	(2.63)	18.72	15.49%	3,729,654	0.72%	0.68%	0.05%
9/30/22	31.23	(0.05)	(6.68)	(6.73)	—	(5.95)	(5.95)	18.55	(26.70%)	3,824,988	0.71%	0.69%	(0.19%)
9/30/21	25.51	(0.08)	7.39	7.31	—	(1.59)	(1.59)	31.23	29.56%	6,514,823	0.70%	N/A	(0.26%)
9/30/20	23.34	0.01	3.43	3.44	(0.01)	(1.26)	(1.27)	25.51	15.23%	6,188,463	0.71%	N/A	0.03%
9/30/19	24.10	0.03	1.14	1.17	(0.01)	(1.92)	(1.93)	23.34	6.66%	5,925,776	0.71%	N/A	0.15%
Class R5
3/31/24[r]	$18.32	$ (0.01)	$3.85	$3.84	$—	$(1.07)	$(1.07)	$21.09	21.64%[b]	$869,121	0.76%[a]	0.76%[a]	(0.09%)[a]
9/30/23	18.22	(0.01)bb	2.74	2.73	—	(2.63)	(2.63)	18.32	15.38%	848,344	0.82%	0.78%	(0.05%)
9/30/22	30.80	(0.07)	(6.56)	(6.63)	—	(5.95)	(5.95)	18.22	(26.76%)	834,945	0.81%	0.79%	(0.30%)
9/30/21	25.20	(0.11)	7.30	7.19	—	(1.59)	(1.59)	30.80	29.44%	1,668,653	0.80%	N/A	(0.36%)
9/30/20	23.08	(0.02)	3.40	3.38	—	(1.26)	(1.26)	25.20	15.13%	1,471,580	0.81%	N/A	(0.07%)
9/30/19	23.87	0.01	1.12	1.13	—	(1.92)	(1.92)	23.08	6.54%	1,533,487	0.81%	N/A	0.05%
Service Class
3/31/24[r]	$17.45	$ (0.02)	$3.66	$3.64	$—	$(1.07)	$(1.07)	$20.02	21.57%[b]	$156,789	0.86%[a]	0.86%[a]	(0.19%)[a]
9/30/23	17.48	(0.03)bb	2.63	2.60	—	(2.63)	(2.63)	17.45	15.27%	138,437	0.92%	0.88%	(0.15%)
9/30/22	29.82	(0.09)	(6.30)	(6.39)	—	(5.95)	(5.95)	17.48	(26.85%)	158,487	0.91%	0.89%	(0.39%)
9/30/21	24.47	(0.13)	7.07	6.94	—	(1.59)	(1.59)	29.82	29.29%	325,714	0.90%	N/A	(0.46%)
9/30/20	22.47	(0.04)	3.30	3.26	—	(1.26)	(1.26)	24.47	15.00%	335,782	0.91%	N/A	(0.17%)
9/30/19	23.31	(0.01)	1.09	1.08	—	(1.92)	(1.92)	22.47	6.48%	373,475	0.91%	N/A	(0.05%)

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	16%	32%	22%	29%	37%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
169

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 16.01	$ (0.02)	$ 3.34	$ 3.32	$—	$ (1.07)	$ (1.07)	$ 18.26	21.51%[b]	$ 133,482	0.96%[a]	0.96%[a]	(0.29%)[a]
9/30/23	16.24	(0.04)bb	2.44	2.40	—	(2.63)	(2.63)	16.01	15.19%	123,684	1.02%	0.98%	(0.25%)
9/30/22	28.15	(0.10)	(5.86)	(5.96)	—	(5.95)	(5.95)	16.24	(26.93%)	136,292	1.01%	0.99%	(0.49%)
9/30/21	23.20	(0.15)	6.69	6.54	—	(1.59)	(1.59)	28.15	29.16%	246,666	1.00%	N/A	(0.56%)
9/30/20	21.38	(0.06)	3.14	3.08	—	(1.26)	(1.26)	23.20	14.92%	261,188	1.01%	N/A	(0.27%)
9/30/19	22.32	(0.03)	1.01	0.98	—	(1.92)	(1.92)	21.38	6.31%	290,024	1.01%	N/A	(0.15%)
Class R4
3/31/24[r]	$13.83	$(0.03)	$2.88	$2.85	$—	$(1.07)	$(1.07)	$15.61	21.50%[b]	$47,337	1.11%[a]	1.11%[a]	(0.45%)[a]
9/30/23	14.37	(0.06)bb	2.15	2.09	—	(2.63)	(2.63)	13.83	14.99%	46,605	1.17%	1.13%	(0.40%)
9/30/22	25.63	(0.13)	(5.18)	(5.31)	—	(5.95)	(5.95)	14.37	(27.06%)	59,611	1.16%	1.14%	(0.66%)
9/30/21	21.28	(0.17)	6.11	5.94	—	(1.59)	(1.59)	25.63	28.97%	155,374	1.15%	N/A	(0.72%)
9/30/20	19.74	(0.08)	2.88	2.80	—	(1.26)	(1.26)	21.28	14.73%	176,500	1.16%	N/A	(0.42%)
9/30/19	20.80	(0.06)	0.92	0.86	—	(1.92)	(1.92)	19.74	6.18%	222,247	1.16%	N/A	(0.29%)
Class A
3/31/24[r]	$13.57	$(0.04)	$2.82	$2.78	$—	$(1.07)	$(1.07)	$15.28	21.39%[b]	$95,125	1.20%[a]	1.20%[a]	(0.52%)[a]
9/30/23	14.15	(0.07)bb	2.12	2.05	—	(2.63)	(2.63)	13.57	14.94%	84,046	1.27%	1.23%	(0.50%)
9/30/22	25.35	(0.14)	(5.11)	(5.25)	—	(5.95)	(5.95)	14.15	(27.14%)	87,758	1.26%	1.24%	(0.74%)
9/30/21	21.08	(0.20)	6.06	5.86	—	(1.59)	(1.59)	25.35	28.86%	167,114	1.25%	N/A	(0.81%)
9/30/20	19.58	(0.10)	2.86	2.76	—	(1.26)	(1.26)	21.08	14.64%	196,756	1.26%	N/A	(0.52%)
9/30/19	20.67	(0.07)	0.90	0.83	—	(1.92)	(1.92)	19.58	6.06%	226,723	1.26%	N/A	(0.40%)
Class R3
3/31/24[r]	$11.42	$(0.04)	$2.35	$2.31	$—	$(1.07)	$(1.07)	$12.66	21.29%[b]	$17,991	1.36%[a]	1.36%[a]	(0.69%)[a]
9/30/23	12.30	(0.08)bb	1.83	1.75	—	(2.63)	(2.63)	11.42	14.70%	18,253	1.42%	1.38%	(0.65%)
9/30/22	22.84	(0.14)	(4.45)	(4.59)	—	(5.95)	(5.95)	12.30	(27.25%)	19,336	1.41%	1.39%	(0.89%)
9/30/21	19.16	(0.21)	5.48	5.27	—	(1.59)	(1.59)	22.84	28.65%	31,715	1.40%	N/A	(0.96%)
9/30/20	17.93	(0.12)	2.61	2.49	—	(1.26)	(1.26)	19.16	14.48%	31,065	1.41%	N/A	(0.67%)
9/30/19	19.14	(0.09)	0.80	0.71	—	(1.92)	(1.92)	17.93	5.91%	32,770	1.41%	N/A	(0.54%)
Class Y
3/31/24[r]	$18.32	$(0.01)	$3.85	$3.84	$—	$(1.07)	$(1.07)	$21.09	21.64%[b]	$112	0.76%[a]	0.76%[a]	(0.09%)[a]
9/30/23[g]	18.84	(0.00)d,bb	(0.52)aa	(0.52)	—	—	—	18.32	(2.76%)[b]	97	0.82%[a]	0.79%[a]	(0.04%)[a]

The accompanying notes are an integral part of the financial statements.
170

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 13.05	$ 0.01	$ 2.84	$ 2.85	$—	$—	$—	$ 15.90	21.84%[b]	$ 689,397	0.85%[a]	0.08%[a]
9/30/23	11.96	0.01	1.08	1.09	(0.00)[d]	—	(0.00)[d]	13.05	9.15%	562,807	0.86%	0.07%
9/30/22	20.88	(0.02)	(4.41)	(4.43)	—	(4.49)	(4.49)	11.96	(26.63%)	368,199	0.87%	(0.12%)
9/30/21	16.42	(0.07)	5.93	5.86	—	(1.40)	(1.40)	20.88	36.62%	487,031	0.86%	(0.37%)
9/30/20	15.30	(0.03)	2.97	2.94	(0.14)	(1.68)	(1.82)	16.42	20.54%	342,888	0.87%	(0.19%)
9/30/19	19.08	(0.01)	(1.04)	(1.05)	—	(2.73)	(2.73)	15.30	(2.31%)	269,356	0.86%	(0.05%)
Class R5
3/31/24[r]	$12.69	$(0.00)d,bb	$2.77	$2.77	$—	$—	$—	$15.46	21.83%[b]	$148,518	0.95%[a]	(0.03%)[a]
9/30/23	11.64	(0.00)d,bb	1.05	1.05	—	—	—	12.69	9.02%	135,631	0.96%	(0.02%)
9/30/22	20.47	(0.04)	(4.30)	(4.34)	—	(4.49)	(4.49)	11.64	(26.73%)	88,121	0.97%	(0.24%)
9/30/21	16.13	(0.09)	5.83	5.74	—	(1.40)	(1.40)	20.47	36.53%	155,912	0.96%	(0.47%)
9/30/20	15.06	(0.04)	2.91	2.87	(0.12)	(1.68)	(1.80)	16.13	20.40%	134,136	0.97%	(0.29%)
9/30/19	18.85	(0.02)	(1.04)	(1.06)	—	(2.73)	(2.73)	15.06	(2.40%)	128,280	0.96%	(0.14%)
Service Class
3/31/24[r]	$11.41	$(0.01)bb	$2.48	$2.47	$—	$—	$—	$13.88	21.65%[b]	$13,922	1.05%[a]	(0.12%)[a]
9/30/23	10.47	(0.01)bb	0.95	0.94	—	—	—	11.41	8.98%	13,031	1.06%	(0.13%)
9/30/22	18.89	(0.05)	(3.88)	(3.93)	—	(4.49)	(4.49)	10.47	(26.82%)	17,932	1.06%	(0.34%)
9/30/21	14.99	(0.10)	5.40	5.30	—	(1.40)	(1.40)	18.89	36.36%	36,258	1.06%	(0.57%)
9/30/20	14.12	(0.05)	2.71	2.66	(0.11)	(1.68)	(1.79)	14.99	20.26%	31,977	1.07%	(0.39%)
9/30/19	17.89	(0.03)	(1.01)	(1.04)	—	(2.73)	(2.73)	14.12	(2.43%)	34,404	1.06%	(0.23%)

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	28%	64%	75%	81%	79%	71%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
171

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 10.05	$ (0.01)bb	$ 2.19	$ 2.18	$—	$—	$—	$ 12.23	21.69%[b]	$ 18,894	1.15%[a]	(0.23%)[a]
9/30/23	9.24	(0.02)bb	0.83	0.81	—	—	—	10.05	8.77%	16,287	1.17%	(0.23%)
9/30/22	17.21	(0.05)	(3.43)	(3.48)	—	(4.49)	(4.49)	9.24	(26.83%)	18,393	1.17%	(0.43%)
9/30/21	13.77	(0.11)	4.95	4.84	—	(1.40)	(1.40)	17.21	36.23%	29,715	1.16%	(0.67%)
9/30/20	13.10	(0.06)	2.51	2.45	(0.10)	(1.68)	(1.78)	13.77	20.16%	29,067	1.17%	(0.49%)
9/30/19	16.87	(0.04)	(1.00)	(1.04)	—	(2.73)	(2.73)	13.10	(2.60%)	28,372	1.16%	(0.34%)
Class R4
3/31/24[r]	$7.90	$(0.02)bb	$1.72	$1.70	$—	$—	$—	$9.60	21.52%[b]	$14,221	1.30%[a]	(0.38%)[a]
9/30/23	7.27	(0.03)bb	0.66	0.63	—	—	—	7.90	8.67%	12,210	1.32%	(0.38%)
9/30/22	14.53	(0.05)	(2.72)	(2.77)	—	(4.49)	(4.49)	7.27	(26.91%)	11,840	1.32%	(0.58%)
9/30/21	11.82	(0.12)	4.23	4.11	—	(1.40)	(1.40)	14.53	36.02%	17,129	1.31%	(0.82%)
9/30/20	11.48	(0.07)	2.18	2.11	(0.09)	(1.68)	(1.77)	11.82	20.01%	15,517	1.32%	(0.65%)
9/30/19	15.23	(0.06)	(0.96)	(1.02)	—	(2.73)	(2.73)	11.48	(2.76%)	12,843	1.31%	(0.49%)
Class A
3/31/24[r]	$7.74	$(0.02)bb	$1.69	$1.67	$—	$—	$—	$9.41	21.58%[b]	$18,008	1.38%[a]	(0.46%)[a]
9/30/23	7.13	(0.04)bb	0.65	0.61	—	—	—	7.74	8.56%	15,900	1.42%	(0.48%)
9/30/22	14.36	(0.06)	(2.68)	(2.74)	—	(4.49)	(4.49)	7.13	(27.06%)	18,688	1.42%	(0.69%)
9/30/21	11.71	(0.13)	4.18	4.05	—	(1.40)	(1.40)	14.36	35.83%	31,656	1.41%	(0.91%)
9/30/20	11.38	(0.08)	2.16	2.08	(0.07)	(1.68)	(1.75)	11.71	19.94%	34,699	1.42%	(0.74%)
9/30/19	15.14	(0.07)	(0.96)	(1.03)	—	(2.73)	(2.73)	11.38	(2.87%)	33,997	1.41%	(0.59%)
Class R3
3/31/24[r]	$5.63	$(0.02)bb	$1.23	$1.21	$—	$—	$—	$6.84	21.49%[b]	$4,145	1.55%[a]	(0.61%)[a]
9/30/23	5.20	(0.04)bb	0.47	0.43	—	—	—	5.63	8.27%	3,751	1.56%	(0.63%)
9/30/22	11.72	(0.06)	(1.97)	(2.03)	—	(4.49)	(4.49)	5.20	(27.10%)	3,408	1.57%	(0.83%)
9/30/21	9.78	(0.12)	3.46	3.34	—	(1.40)	(1.40)	11.72	35.63%	4,813	1.56%	(1.07%)
9/30/20	9.79	(0.08)	1.82	1.74	(0.07)	(1.68)	(1.75)	9.78	19.66%	3,930	1.57%	(0.90%)
9/30/19	13.51	(0.07)	(0.92)	(0.99)	—	(2.73)	(2.73)	9.79	(2.94%)	2,728	1.56%	(0.73%)
Class Y
3/31/24[r]	$12.69	$0.00[d]	$2.76	$2.76	$—	$—	$—	$15.45	21.75%[b]	$189	0.95%[a]	0.01%[a]
9/30/23[g]	13.36	(0.00)d,bb	(0.67)aa	(0.67)	—	—	—	12.69	(5.01%)[b]	95	0.97%[a]	(0.00)[a,e]

The accompanying notes are an integral part of the financial statements.
172

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Overseas Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.03	$ 0.03	$ 1.12	$ 1.15	$ (0.15)	$ (0.09)	$ (0.24)	$ 8.94	14.48%[b]	$ 294,815	0.91%[a]	0.79%[a]	0.74%[a]
9/30/23	6.94	0.14	1.69	1.83	(0.17)	(0.57)	(0.74)	8.03	26.64%	268,465	0.91%	0.79%	1.71%
9/30/22	10.17	0.16	(2.40)	(2.24)	(0.15)	(0.84)	(0.99)	6.94	(24.66%)	232,441	0.91%	0.79%	1.75%
9/30/21	7.99	0.12	2.27	2.39	(0.05)	(0.16)	(0.21)	10.17	30.17%	383,223	0.88%	0.79%	1.23%
9/30/20	8.35	0.05	(0.07)	(0.02)	(0.19)	(0.15)	(0.34)	7.99	(0.59%)	370,549	0.89%	0.83%	0.68%
9/30/19	9.42	0.20	(0.34)	(0.14)	(0.15)	(0.78)	(0.93)	8.35	0.01%	348,467	0.87%	N/A	2.42%
Class R5
3/31/24[r]	$8.07	$0.03	$1.12	$1.15	$(0.14)	$(0.09)	$(0.23)	$8.99	14.40%[b]	$108,060	1.01%[a]	0.89%[a]	0.66%[a]
9/30/23	6.97	0.14	1.69	1.83	(0.16)	(0.57)	(0.73)	8.07	26.54%	94,523	1.01%	0.89%	1.64%
9/30/22	10.21	0.15	(2.42)	(2.27)	(0.13)	(0.84)	(0.97)	6.97	(24.74%)	86,220	1.00%	0.89%	1.64%
9/30/21	8.02	0.11	2.28	2.39	(0.04)	(0.16)	(0.20)	10.21	30.07%	158,046	0.98%	0.89%	1.11%
9/30/20	8.38	0.05	(0.08)	(0.03)	(0.18)	(0.15)	(0.33)	8.02	(0.67%)	132,845	0.99%	0.94%	0.58%
9/30/19	9.45	0.19	(0.34)	(0.15)	(0.14)	(0.78)	(0.92)	8.38	(0.14%)	122,168	0.97%	N/A	2.34%
Service Class
3/31/24[r]	$8.01	$0.02	$1.11	$1.13	$(0.13)	$(0.09)	$(0.22)	$8.92	14.28%[b]	$29,456	1.11%[a]	0.99%[a]	0.55%[a]
9/30/23	6.92	0.11	1.70	1.81	(0.15)	(0.57)	(0.72)	8.01	26.45%	26,462	1.11%	0.99%	1.31%
9/30/22	10.14	0.14	(2.40)	(2.26)	(0.12)	(0.84)	(0.96)	6.92	(24.79%)	30,651	1.10%	0.99%	1.61%
9/30/21	7.97	0.10	2.26	2.36	(0.03)	(0.16)	(0.19)	10.14	29.91%	45,454	1.08%	0.99%	1.02%
9/30/20	8.33	0.04	(0.08)	(0.04)	(0.17)	(0.15)	(0.32)	7.97	(0.79%)	37,997	1.09%	1.03%	0.49%
9/30/19	9.39	0.18	(0.33)	(0.15)	(0.13)	(0.78)	(0.91)	8.33	(0.15%)	36,489	1.07%	N/A	2.27%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	10%	16%	17%	27%	34%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
173

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 8.10	$ 0.02	$ 1.13	$ 1.15	$ (0.12)	$ (0.09)	$ (0.21)	$ 9.04	14.36%[b]	$ 14,505	1.21%[a]	1.09%[a]	0.43%[a]
9/30/23	6.99	0.12	1.70	1.82	(0.14)	(0.57)	(0.71)	8.10	26.34%	13,549	1.21%	1.09%	1.44%
9/30/22	10.24	0.13	(2.43)	(2.30)	(0.11)	(0.84)	(0.95)	6.99	(24.93%)	13,633	1.20%	1.09%	1.47%
9/30/21	8.05	0.08	2.30	2.38	(0.03)	(0.16)	(0.19)	10.24	29.72%	19,735	1.18%	1.09%	0.81%
9/30/20	8.40	0.03	(0.07)	(0.04)	(0.16)	(0.15)	(0.31)	8.05	(0.77%)	19,034	1.19%	1.14%	0.38%
9/30/19	9.46	0.17	(0.33)	(0.16)	(0.12)	(0.78)	(0.90)	8.40	(0.32%)	21,563	1.17%	N/A	2.03%
Class R4
3/31/24[r]	$7.64	$0.01	$1.06	$1.07	$(0.11)	$(0.09)	$(0.20)	$8.51	14.16%[b]	$20,462	1.36%[a]	1.24%[a]	0.30%[a]
9/30/23	6.63	0.10	1.61	1.71	(0.13)	(0.57)	(0.70)	7.64	26.11%	18,860	1.36%	1.24%	1.27%
9/30/22	9.75	0.11	(2.29)	(2.18)	(0.10)	(0.84)	(0.94)	6.63	(24.94%)	16,144	1.35%	1.24%	1.34%
9/30/21	7.68	0.07	2.18	2.25	(0.02)	(0.16)	(0.18)	9.75	29.46%	20,875	1.33%	1.24%	0.70%
9/30/20	8.03	0.02	(0.06)	(0.04)	(0.16)	(0.15)	(0.31)	7.68	(0.90%)	18,019	1.34%	1.28%	0.28%
9/30/19	9.10	0.17	(0.34)	(0.17)	(0.12)	(0.78)	(0.90)	8.03	(0.51%)	14,876	1.32%	N/A	2.14%
Class A
3/31/24[r]	$7.88	$0.01	$1.09	$1.10	$(0.10)	$(0.09)	$(0.19)	$8.79	14.11%[b]	$15,697	1.44%[a]	1.32%[a]	0.20%[a]
9/30/23	6.81	0.10	1.66	1.76	(0.12)	(0.57)	(0.69)	7.88	26.07%	14,642	1.46%	1.34%	1.21%
9/30/22	9.98	0.11	(2.36)	(2.25)	(0.08)	(0.84)	(0.92)	6.81	(25.07%)	12,858	1.45%	1.34%	1.22%
9/30/21	7.85	0.06	2.24	2.30	(0.01)	(0.16)	(0.17)	9.98	29.45%	24,231	1.43%	1.34%	0.59%
9/30/20	8.21	0.01	(0.08)	(0.07)	(0.14)	(0.15)	(0.29)	7.85	(1.17%)	30,721	1.44%	1.38%	0.17%
9/30/19	9.25	0.15	(0.32)	(0.17)	(0.09)	(0.78)	(0.87)	8.21	(0.48%)	29,537	1.42%	N/A	1.86%
Class R3
3/31/24[r]	$7.74	$0.00[d]	$1.08	$1.08	$(0.09)	$(0.09)	$(0.18)	$8.64	14.13%[b]	$5,270	1.61%[a]	1.49%[a]	0.05%[a]
9/30/23	6.70	0.08	1.64	1.72	(0.11)	(0.57)	(0.68)	7.74	25.83%	5,064	1.61%	1.49%	1.01%
9/30/22	9.85	0.10	(2.34)	(2.24)	(0.07)	(0.84)	(0.91)	6.70	(25.23%)	4,036	1.61%	1.49%	1.16%
9/30/21	7.76	0.05	2.21	2.26	(0.01)	(0.16)	(0.17)	9.85	29.29%	6,971	1.58%	1.49%	0.51%
9/30/20	8.11	(0.00)[d]	(0.07)	(0.07)	(0.13)	(0.15)	(0.28)	7.76	(1.19%)	6,093	1.59%	1.53%	(0.03%)
9/30/19	9.17	0.15	(0.34)	(0.19)	(0.09)	(0.78)	(0.87)	8.11	(0.72%)	3,382	1.57%	N/A	1.86%
Class Y
3/31/24[r]	$8.07	$0.03	$1.12	$1.15	$(0.14)	$(0.09)	$(0.23)	$8.99	14.43%[b]	$107	1.01%[a]	0.89%[a]	0.65%[a]
9/30/23[g]	8.41	0.13	(0.47)aa	(0.34)	—	—	—	8.07	(4.04%)[b]	96	1.01%[a]	0.89%[a]	2.40%[a]

The accompanying notes are an integral part of the financial statements.
174

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.00	$ 0.10	$ 1.29	$ 1.39	$ (0.30)	$—	$ (0.30)	$ 11.09	14.18%[b]	$ 1,675,860	0.10%[a]	0.00%[a]	1.93%[a]
9/30/23	8.39	0.28	1.61	1.89	(0.28)	(0.00)[d]	(0.28)	10.00	22.72%	1,442,393	0.08%	0.00%	2.82%
9/30/22	11.71	0.32	(3.16)	(2.84)	(0.32)	(0.16)	(0.48)	8.39	(25.28%)	1,272,996	0.08%	0.00%	3.03%
9/30/21	9.51	0.27	2.10	2.37	(0.17)	—	(0.17)	11.71	25.11%	1,700,098	0.07%	0.00%	2.39%
9/30/20	9.43	0.15	0.16	0.31	(0.23)	—	(0.23)	9.51	3.11%	1,314,433	0.65%	0.55%	1.63%
9/30/19	9.70	0.26	(0.39)	(0.13)	(0.14)	—	(0.14)	9.43	(1.17%)	1,135,941	0.79%	0.67%	2.80%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	13%	24%	32%	28%	30%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
175

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 53 series, including the following 16 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Total Return Bond Fund (“Total Return Bond Fund”)
MassMutual Strategic Bond Fund (“Strategic Bond Fund”)
MassMutual Diversified Value Fund (“Diversified Value Fund”)
MassMutual Fundamental Value Fund (“Fundamental Value Fund”)
MM S&P 500® Index Fund (“S&P 500 Index Fund”)
MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”)
MassMutual Fundamental Growth Fund (“Fundamental Growth Fund”)
MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MassMutual Growth Opportunities Fund (“Growth Opportunities Fund”)
MassMutual Mid Cap Value Fund (“Mid Cap Value Fund”)
MassMutual Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)
MassMutual Small Company Value Fund (“Small Company Value Fund”)
MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MassMutual Overseas Fund (“Overseas Fund”)
MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

176

Notes to Financial Statements (Unaudited) (Continued)
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.

177

Notes to Financial Statements (Unaudited) (Continued)
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Fundamental Growth Fund and the Small Cap Value Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2024. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

178

Notes to Financial Statements (Unaudited) (Continued)
The following is the aggregate value by input level, as of March 31, 2024, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$ —	$12,039,070	$ —	$12,039,070
Corporate Debt	—	156,995,948	—	156,995,948
Municipal Obligations	—	4,611,538	—	4,611,538
Non-U.S. Government Agency Obligations	—	137,658,234	—	137,658,234
Sovereign Debt Obligations	—	4,206,647	—	4,206,647
U.S. Government Agency Obligations and Instrumentalities	—	322,931,307	—	322,931,307
U.S. Treasury Obligations	—	299,320,802	—	299,320,802
Common Stock	436,566	—	—	436,566
Short-Term Investments	50,761,725	153,417,131	—	204,178,856
Total Investments	$51,198,291	$ 1,091,180,677	$—	$ 1,142,378,968
Asset Derivatives
Forward Contracts	$—	$203,042	$—	$203,042
Futures Contracts	22,049	—	—	22,049
Swap Agreements	—	89,336	—	89,336
Total	$22,049	$292,378	$—	$314,427
Liability Derivatives
Forward Contracts	$—	$(8,847)	$—	$(8,847)
Futures Contracts	(260,942)	—	—	(260,942)
Total	$(260,942)	$(8,847)	$—	$(269,789)
Strategic Bond Fund
Asset Investments
Bank Loans	$—	$6,741,760	$—	$6,741,760
Corporate Debt	—	97,412,327	—	97,412,327
Non-U.S. Government Agency Obligations	—	31,908,415	—	31,908,415
Sovereign Debt Obligations	—	12,984,827	—	12,984,827
U.S. Government Agency Obligations and Instrumentalities	—	147,449,634	—	147,449,634
U.S. Treasury Obligations	—	90,048,647	—	90,048,647
Purchased Options	116,403	1,725	—	118,128
Short-Term Investments	2,693,965	6,385,643	—	9,079,608
Total Investments	$2,810,368	$392,932,978	$—	$395,743,346
Asset Derivatives
Forward Contracts	$—	$286,201	$—	$286,201
Futures Contracts	1,245,736	—	—	1,245,736
Swap Agreements	—	2,647,122	—	2,647,122
Total	$1,245,736	$2,933,323	$—	$4,179,059
Liability Derivatives
Forward Contracts	$—	$(696,254)	$—	$(696,254)
Futures Contracts	(316,840)	—	—	(316,840)
Swap Agreements	—	(668,083)	—	(668,083)
Written Options	(117,526)	(12,659)	—	(130,185)
Total	$(434,366)	$(1,376,996)	$—	$(1,811,362)

179

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Diversified Value Fund
Asset Investments
Common Stock	$211,800,267	$ —	$ —	$211,800,267
Exchange-Traded Funds	3,618,022	—	—	3,618,022
Short-Term Investments	160,256	1,318,490	—	1,478,746
Total Investments	$215,578,545	$1,318,490	$—	$216,897,035
Fundamental Value Fund
Asset Investments
Common Stock	$455,127,219	$—	$—	$455,127,219
Short-Term Investments	1,316,926	8,060,428	—	9,377,354
Total Investments	$456,444,145	$8,060,428	$—	$464,504,573
S&P 500 Index Fund
Asset Investments
Common Stock	$ 2,807,919,443	$—	$—	$ 2,807,919,443
Short-Term Investments	—	30,626,896	—	30,626,896
Total Investments	$ 2,807,919,443	$30,626,896	$—	$ 2,838,546,339
Asset Derivatives
Futures Contracts	$424,592	$—	$—	$424,592
Equity Opportunities Fund
Asset Investments
Common Stock	$630,818,768	$11,741,479*	$—	$642,560,247
Preferred Stock	—	3,731,618*	—	3,731,618
Short-Term Investments	168	12,456,568	—	12,456,736
Total Investments	$630,818,936	$27,929,665	$—	$658,748,601
Blue Chip Growth Fund
Asset Investments
Common Stock	$ 2,531,021,434	$3,662,114	$3,075,348	$ 2,537,758,896
Preferred Stock	—	—	3,882,992	3,882,992
Corporate Debt	—	3,448,747	—	3,448,747
Short-Term Investments	6,371,405	76,528,943	—	82,900,348
Total Investments	$ 2,537,392,839	$83,639,804	$6,958,340	$ 2,627,990,983
Growth Opportunities Fund
Asset Investments
Common Stock	$149,921,878	$—	$—	$149,921,878
Short-Term Investments	2,920,950	3,344,363	—	6,265,313
Total Investments	$152,842,828	$3,344,363	$—	$156,187,191
Mid Cap Value Fund
Asset Investments
Common Stock	$67,860,723	$1,894,460*	$—	$69,755,183
Preferred Stock	—	198,749*	—	198,749
Short-Term Investments	—	1,174,070	—	1,174,070
Total Investments	$67,860,723	$3,267,279	$—	$71,128,002
Asset Derivatives
Forward Contracts	$—	$7,326	$—	7,326
Liability Derivatives
Forward Contracts	$—	$(430)	$—	(430)

180

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Small Company Value Fund
Asset Investments
Common Stock	$134,038,467	$ 239,713*	$ —	$134,278,180
Short-Term Investments	930,931	1,495,110	—	2,426,041
Total Investments	$134,969,398	$1,734,823	$—	$136,704,221
Asset Derivatives
Forward Contracts	$—	$2,743	$—	$2,743
Mid Cap Growth Fund
Asset Investments
Common Stock	$ 5,312,547,463	$—	$—	$ 5,312,547,463
Preferred Stock	—	—	13,633,255	13,633,255
Short-Term Investments	30,921,781	141,813,494	—	172,735,275
Total Investments	$ 5,343,469,244	$141,813,494	$13,633,255	$ 5,498,915,993
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$881,099,491	$—	$—	$881,099,491
Exchange-Traded Funds	8,152,296	—	—	8,152,296
Short-Term Investments	4,618,851	10,344,106	—	14,962,957
Total Investments	$893,870,638	$10,344,106	$—	$904,214,744
Overseas Fund
Asset Investments
Common Stock*
Australia	$—	$5,919,871	$—	$5,919,871
Belgium	1,447,912	4,074,726	—	5,522,638
Canada	15,246,436	—	—	15,246,436
China	1,204,205	12,755,926	—	13,960,131
Denmark	—	14,021,400	—	14,021,400
France	—	77,530,954	—	77,530,954
Germany	—	70,500,562	—	70,500,562
Hong Kong	—	10,910,373	—	10,910,373
India	—	5,997,136	—	5,997,136
Indonesia	—	311,584	—	311,584
Ireland	—	2,423,264	—	2,423,264
Israel	3,024,508	—	—	3,024,508
Italy	7,615,085	13,180,873	—	20,795,958
Japan	—	53,959,591	—	53,959,591
Luxembourg	—	2,483,625	—	2,483,625
Netherlands	—	13,734,496	—	13,734,496
Portugal	—	2,487,746	—	2,487,746
Republic of Korea	—	6,045,917	—	6,045,917
Singapore	—	3,814,149	—	3,814,149
Spain	—	5,569,808	—	5,569,808
Sweden	—	5,153,408	—	5,153,408
Switzerland	—	35,582,302	—	35,582,302
Taiwan	4,576,994	—	—	4,576,994
United Kingdom	—	48,601,992	—	48,601,992
United States	10,987,904	37,839,407	—	48,827,311

181

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Republic of Korea	$ —	$ 2,970,972	$ —	$ 2,970,972
Short-Term Investments	5,752,928	5,005,733	—	10,758,661
Total Investments	$49,855,972	$440,875,815	$—	$490,731,787
MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$31,812,154	$—	$31,812,154
Austria	—	9,871,843	—	9,871,843
Belgium	—	3,703,264	—	3,703,264
Brazil	31,321,717	2,965,013	—	34,286,730
Canada	71,885,751	—	—	71,885,751
Chile	2,416,740	3,380,311	—	5,797,051
China	39,107,450	92,832,947	—	131,940,397
Denmark	8,256,120	13,165,639	—	21,421,759
Finland	—	9,293,044	—	9,293,044
France	—	119,652,607	—	119,652,607
Germany	1,399,891	108,450,115	—	109,850,006
Guatemala	—	1,764,688	—	1,764,688
Hong Kong	—	21,608,483	—	21,608,483
Hungary	—	6,209,905	—	6,209,905
India	2,219,970	68,678,428	—	70,898,398
Indonesia	—	13,307,074	—	13,307,074
Ireland	2,423,659	—	—	2,423,659
Italy	1,758,015	33,189,709	—	34,947,724
Japan	—	244,202,000	—	244,202,000
Luxembourg	—	2,374,371	—	2,374,371
Macau	—	4,046,589	—	4,046,589
Malaysia	—	4,744,055	—	4,744,055
Mexico	1,268,157	12,808,738	—	14,076,895
Netherlands	8,154,280	81,636,008	—	89,790,288
Norway	2,430,294	13,182,726	—	15,613,020
Peru	727,194	—	—	727,194
Philippines	—	5,327,366	—	5,327,366
Poland	—	2,455,903	—	2,455,903
Portugal	—	12,076,941	—	12,076,941
Republic of Korea	3,343,099	67,998,940	—	71,342,039
Russia	—	—	—+	—
Saudi Arabia	—	16,916,919	—	16,916,919
Singapore	2,097,537	9,289,378	—	11,386,915
South Africa	—	8,761,174	—	8,761,174
Spain	—	9,841,594	—	9,841,594
Sweden	—	31,449,756	—	31,449,756
Switzerland	—	48,463,110	—	48,463,110
Taiwan	—	72,107,744	—	72,107,744
Thailand	—	7,143,500	—	7,143,500
United Arab Emirates	—	1,465,375	—	1,465,375

182

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
United Kingdom	$ 24,761,947	$127,875,699	$ —	$152,637,646
United States	27,708,560	66,417,195	408,531	94,534,286
Preferred Stock*
Brazil	1,641,689	—	—	1,641,689
Germany	—	8,152,717	—	8,152,717
United States	—	—	24,533	24,533
Warrants	—	—	—+	—
Rights	—	—	—+	—
Short-Term Investments	44,013,455	670,541	—	44,683,996
Total Investments	$276,935,525	$ 1,399,293,563	$433,064	$ 1,676,662,152
Liability Derivatives
Written Options	$—	$(4,258)	$—	$(4,258)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2024.
For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2024.
The Funds had no Level 3 transfers during the period ended March 31, 2024.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

183

Notes to Financial Statements (Unaudited) (Continued)
At March 31, 2024, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts*	$—	$ —	$ 203,042	$—	$ 203,042
Futures Contracts^^	—	—	—	22,049	22,049
Swap Agreements^^,^^^	—	—	—	89,336	89,336
Total Value	$—	$—	$203,042	$111,385	$314,427
Liability Derivatives
Forward Contracts^	$—	$—	$—	$(8,847)	$(8,847)
Futures Contracts^^	—	—	—	(260,942)	(260,942)
Total Value	$—	$—	$—	$(269,789)	$(269,789)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(16,332)	$—	$(16,332)
Futures Contracts	—	—	—	(586,645)	(586,645)
Swap Agreements	—	—	—	32,371	32,371
Total Realized Gain (Loss)	$—	$—	$(16,332)	$(554,274)	$(570,606)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(52,709)	$—	$(52,709)
Futures Contracts	—	—	—	760,651	760,651
Swap Agreements	—	—	—	(297,915)	(297,915)
Total Change in Appreciation (Depreciation)	$—	$—	$(52,709)	$462,736	$410,027
Strategic Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$1,725	$—	$1,725
Purchased Options*,^^^	—	—	—	116,403	116,403
Forward Contracts*	—	—	286,201	—	286,201
Futures Contracts^^	—	—	—	1,245,736	1,245,736
Swap Agreements^^,^^^	1,046,745	—	—	1,600,377	2,647,122
Total Value	$ 1,046,745	$—	$287,926	$2,962,516	$4,297,187
Liability Derivatives
Forward Contracts^	$—	$—	$(696,254)	$—	$(696,254)
Futures Contracts^^	—	—	—	(316,840)	(316,840)
Swap Agreements^	—	—	—	(57,782)	(57,782)
Swap Agreements^^,^^^	(97,085)	—	—	(513,216)	(610,301)
Written Options^	—	—	(12,659)	—	(12,659)
Written Options^,^^^	—	—	—	(117,526)	(117,526)
Total Value	$(97,085)	$—	$(708,913)	$ (1,005,364)	$ (1,811,362)

184

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	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Strategic Bond Fund (Continued)
Realized Gain (Loss)#
Purchased Options	$ —	$ —	$ (78,049)	$ (1,065,815)	$ (1,143,864)
Forward Contracts	—	—	(186,511)	—	(186,511)
Futures Contracts	—	—	—	(744,916)	(744,916)
Swap Agreements	629,127	—	—	722,708	1,351,835
Written Options	—	—	51,600	1,267,351	1,318,951
Total Realized Gain (Loss)	$629,127	$—	$(212,960)	$179,328	$595,495
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$1,843	$(267,969)	$(266,126)
Forward Contracts	—	—	55,890	—	55,890
Futures Contracts	—	—	—	3,639,051	3,639,051
Swap Agreements	109,570	—	—	(940,837)	(831,267)
Written Options	—	—	(39,161)	405,117	365,956
Total Change in Appreciation (Depreciation)	$109,570	$—	$18,572	$2,835,362	$2,963,504
S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$—	$424,592	$—	$—	$424,592
Realized Gain (Loss)#
Futures Contracts	$—	$2,079,914	$—	$—	$2,079,914
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$1,047,500	$—	$—	$1,047,500
Mid Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$—	$7,326	$—	$7,326
Liability Derivatives
Forward Contracts^,^^^	$—	$—	$(430)	$—	$(430)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(35,069)	$—	$(35,069)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$1,308	$—	$1,308
Small Company Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$—	$2,743	$—	$2,743
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(14,263)	$—	$(14,263)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$6,142	$—	$6,142
MM Select T. Rowe Price International Equity Fund
Liability Derivatives
Written Options^,^^^	$—	$(4,258)	$—	$—	$(4,258)

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Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price International Equity Fund (Continued)
Realized Gain (Loss)#
Forward Contracts	$ —	$ —	$ 187	$ —	$ 187
Written Options	—	54,973	—	—	54,973
Total Realized Gain (Loss)	$—	$54,973	$187	$—	$55,160
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(71)	$—	$(71)
Written Options	—	191	—	—	191
Total Change in Appreciation (Depreciation)	$—	$191	$(71)	$—	$120

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, exchange-traded purchased and written options, OTC written options, or forward contracts, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2024, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Total Return Bond Fund	1,378	$ 10,063,839	$4,836,000	—	—
Strategic Bond Fund	3,475	26,039,704	245,519,419	6,279,994	1,716,655
S&P 500 Index Fund	73	—	—	—	—
Mid Cap Value Fund	—	3,058,046	—	—	—
Small Company Value Fund	—	370,363	—	—	—
MM Select T. Rowe Price International Equity Fund	—	75,401	—	—	100

†
As applicable, amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2024.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

186

Notes to Financial Statements (Unaudited) (Continued)
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Return Bond Fund
Bank of America N.A.	$4,356	$—	$ —	$4,356
Bank of New York	5,343	—	—	5,343
Citibank N.A.	193,066	(8,847)	—	184,219
Goldman Sachs International	277	—	—	277
	$203,042	$(8,847)	$—	$ 194,195
Strategic Bond Fund
BNP Paribas SA	$1,725	$(1,725)	$ —	$—
Citibank N.A.	35,216	(35,216)	—	—
Goldman Sachs International	119,466	(119,466)	—	—
Morgan Stanley & Co. LLC	131,519	(131,519)	—	—
	$ 287,926	$ (287,926)	$—	$—

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2024.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Total Return Bond Fund
Citibank N.A.	$(8,847)	$8,847	$ —	$—
Strategic Bond Fund
BNP Paribas SA	$(43,670)	$1,725	$—	$(41,945)
Citibank N.A.	(162,761)	35,216	—	(127,545)
Citigroup Global Markets, Inc.	(70,441)	—	—	(70,441)
Goldman Sachs International	(150,588)	119,466	—	(31,122)
Morgan Stanley & Co. LLC	(339,235)	131,519	—	(207,716)
	$(766,695)	$287,926	$—	$(478,769)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

187

Notes to Financial Statements (Unaudited) (Continued)
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2024, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.
Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline

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in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

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Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected

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Notes to Financial Statements (Unaudited) (Continued)
market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including

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through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

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Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At March 31, 2024, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for

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which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2024, is reflected as securities lending income on the Statement of Operations.

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Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
Each of the Overseas Fund and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

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Notes to Financial Statements (Unaudited) (Continued)
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3. Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.
MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

196

Notes to Financial Statements (Unaudited) (Continued)
The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the investment advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and 0.27% on any excess over $2 billion	Metropolitan West Asset Management, LLC
Strategic Bond Fund	0.45% on the first $200 million; and 0.35% on any excess over $200 million	Brandywine Global Investment Management, LLC; Western Asset Management Company, LLC; and Western Asset Management Company Limited
Diversified Value Fund*	0.50% on the first $400 million; and 0.475% on any excess over $400 million	Brandywine Global Investment Management, LLC
Fundamental Value Fund	0.60% on the first $1.25 billion; 0.575% on the next $250 million; and 0.55% on any excess over $1.5 billion	Barrow, Hanley, Mewhinney & Strauss, LLC; and Boston Partners Global Investors, Inc.
S&P 500 Index Fund	0.10% on the first $2.5 billion; 0.08% on the next $2.5 billion; and 0.05% on any excess over $5 billion	Northern Trust Investments, Inc.
Equity Opportunities Fund	0.69% on the first $1 billion; and 0.64% on any excess over $1 billion	T. Rowe Price Associates, Inc.; and Wellington Management Company LLP
Fundamental Growth Fund	0.65% on the first $300 million; and 0.60% on any excess over $300 million	Wellington Management Company LLP; and Westfield Capital Management Company, L.P.
Blue Chip Growth Fund	0.65% on the first $750 million; and 0.60% on any excess over $750 million	Loomis, Sayles & Company, L.P.; and T. Rowe Price Associates, Inc.
Growth Opportunities Fund	0.71% on the first $500 million; and 0.68% on any excess over $500 million	Jackson Square Partners, LLC; and Sands Capital Management, LLC
Mid Cap Value Fund	0.70% on the first $300 million; and 0.65% on any excess over $300 million	American Century Investment Management, Inc.; PanAgora Asset Management, Inc.; and Thompson, Siegel & Walmsley LLC
Small Cap Value Equity Fund	0.75% on the first $300 million; and 0.70% on any excess over $300 million	Barrow, Hanley, Mewhinney & Strauss, LLC; and Wellington Management Company LLP
Small Company Value Fund	0.85% on the first $750 million; and 0.80% on any excess over $750 million	AllianceBernstein L.P.; and American Century Investment Management, Inc.
Mid Cap Growth Fund**	0.67% on the first $2 billion; and 0.62% on any excess over $2 billion	Frontier Capital Management Company, LLC; and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and 0.78% on any excess over $1 billion	Invesco Advisers, Inc.; and Wellington Management Company LLP
Overseas Fund	0.80% on the first $750 million; 0.775% on the next $500 million; and 0.75% on any excess over $1.25 billion	Harris Associates L.P.; and Massachusetts Financial Services Company
MM Select T. Rowe Price International Equity Fund***	0.00%	T. Rowe Price Associates, Inc.

*     Prior to March 26, 2024, T. Rowe Price Associates, Inc. served as a subadviser of the Fund.
**   T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.
*** T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. each serves as a sub-subadviser of the Fund.

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Notes to Financial Statements (Unaudited) (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Total Return Bond Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Strategic Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Diversified Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Fundamental Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
S&P 500 Index Fund	None	0.10%	0.25%	0.35%	0.25%	0.35%	0.25%	N/A
Equity Opportunities Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Fundamental Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Blue Chip Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Growth Opportunities Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Mid Cap Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Small Cap Value Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Small Company Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Mid Cap Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Small Cap Growth Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
Overseas Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A

*    Class Y is not currently available for purchase.
**   Prior to February 1, 2024, the annual rate was 0.30%.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

Class I
MM Select T. Rowe Price International Equity Fund	0.00%

#     Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

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Notes to Financial Statements (Unaudited) (Continued)
Effective February 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Total Return Bond Fund*	0.33%	0.43%	0.53%	0.63%	0.78%	0.83%	1.03%	0.43%
Mid Cap Value Fund	0.69%	0.79%	0.89%	0.99%	1.14%	1.19%	1.39%	0.79%
Small Cap Value Equity Fund	1.16%	1.26%	1.36%	1.46%	1.61%	1.66%	1.86%	1.26%
Small Company Value Fund	0.86%	0.96%	1.06%	1.16%	1.31%	1.36%	1.56%	0.96%
Overseas Fund	0.79%	0.89%	0.99%	1.09%	1.24%	1.29%	1.49%	0.89%

#     Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class Y is currently not available for purchase.
Prior to February 1, 2024, MML Advisers had agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Total Return Bond Fund*	0.33%	0.43%	0.53%	0.63%	0.78%	0.88%	1.03%	0.43%
Mid Cap Value Fund	0.61%	0.71%	0.81%	0.91%	1.06%	1.16%	1.31%	0.71%
Small Company Value Fund	0.86%	0.96%	1.06%	1.16%	1.31%	1.41%	1.56%	0.96%
Overseas Fund	0.79%	0.89%	0.99%	1.09%	1.24%	1.34%	1.49%	0.89%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class Y is currently not available for purchase.
Effective February 28, 2024, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Mid Cap Growth Fund	0.66%	0.76%	0.86%	0.96%	1.11%	1.16%	1.36%	0.76%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.
Prior to February 1, 2024, MML Advisers waived 0.05% of the investment advisory fees of the Strategic Bond Fund.
MML Advisers has agreed to waive 0.05% of the investment advisory fees of the Fundamental Growth Fund through January 31, 2025.
Prior to February 1, 2024, MML Advisers waived 0.02% of the investment advisory fees of the Growth Opportunities Fund.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

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Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$ 2,420
Fundamental Value Fund	24
Fundamental Growth Fund	313
Blue Chip Growth Fund	5,612
Growth Opportunities Fund	2,726
Mid Cap Value Fund	701
Small Cap Value Equity Fund	85
Small Company Value Fund	433
Mid Cap Growth Fund	41,264
Small Cap Growth Equity Fund	5,444
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2024:

Total % Ownership by Related Party
Total Return Bond Fund	88.4%
Strategic Bond Fund	93.7%
Diversified Value Fund	95.5%
Fundamental Value Fund	95.3%
S&P 500 Index Fund	93.5%
Equity Opportunities Fund	83.3%
Fundamental Growth Fund	66.9%
Blue Chip Growth Fund	93.7%
Growth Opportunities Fund	86.7%
Mid Cap Value Fund	93.6%
Small Cap Value Equity Fund	96.4%
Small Company Value Fund	96.5%
Mid Cap Growth Fund	81.6%
Small Cap Growth Equity Fund	82.9%
Overseas Fund	93.5%
MM Select T. Rowe Price International Equity Fund	100.0%

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4. Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$ 2,290,275,959	$ 41,716,834	$ 2,244,061,639	$ 111,885,154
Strategic Bond Fund	226,877,628	16,693,082	225,319,646	20,536,670
Diversified Value Fund	—	66,260,342	—	178,217,330
Fundamental Value Fund	—	79,329,959	—	134,500,928
S&P 500 Index Fund	—	70,871,362	—	187,489,432
Equity Opportunities Fund	—	55,442,201	—	84,652,653
Fundamental Growth Fund	—	10,253,054	—	16,887,344
Blue Chip Growth Fund	—	107,611,238	—	300,841,663
Growth Opportunities Fund	—	18,703,319	—	59,559,264
Mid Cap Value Fund	—	30,901,026	—	75,005,195
Small Cap Value Equity Fund	—	7,378,552	—	19,188,506
Small Company Value Fund	—	51,413,474	—	133,023,744
Mid Cap Growth Fund	—	801,467,142	—	1,357,217,582
Small Cap Growth Equity Fund	—	220,770,967	—	243,249,791
Overseas Fund	—	47,716,087	—	60,149,885
MM Select T. Rowe Price International Equity Fund	—	235,551,787	—	200,638,141

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/(Losses)
Mid-Cap Value Fund	$ —	$ 3,216	$ 10
Small Cap Growth Equity Fund	—	526,552	84,641

201

Notes to Financial Statements (Unaudited) (Continued)
5. Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	15,243,468	$ 127,157,607	31,396,943	$ 268,030,245
Issued as reinvestment of dividends	3,910,286	32,758,199	1,804,645	15,429,719
Redeemed	(15,560,866)	(129,300,160)	(20,831,896)	(177,438,665)
Net increase (decrease)	3,592,888	$30,615,646	12,369,692	$106,021,299
Total Return Bond Fund Class R5
Sold	199,852	$1,649,348	445,758	$3,790,810
Issued as reinvestment of dividends	152,469	1,275,855	78,969	675,186
Redeemed	(895,797)	(7,504,290)	(393,430)	(3,348,892)
Net increase (decrease)	(543,476)	$(4,579,087)	131,297	$1,117,104
Total Return Bond Fund Service Class
Sold	638,076	$5,372,840	1,206,446	$10,302,317
Issued as reinvestment of dividends	254,266	2,140,370	143,881	1,235,936
Redeemed	(2,008,900)	(16,971,275)	(1,356,880)	(11,626,713)
Net increase (decrease)	(1,116,558)	$(9,458,065)	(6,553)	$(88,460)
Total Return Bond Fund Administrative Class
Sold	359,222	$3,000,288	479,558	$4,074,592
Issued as reinvestment of dividends	64,503	540,373	26,233	224,296
Redeemed	(210,758)	(1,760,417)	(235,514)	(1,996,851)
Net increase (decrease)	212,967	$1,780,244	270,277	$2,302,037
Total Return Bond Fund Class R4
Sold	525,762	$4,413,527	950,388	$8,158,675
Issued as reinvestment of dividends	261,733	2,211,370	133,293	1,150,319
Redeemed	(784,325)	(6,577,772)	(1,409,319)	(12,115,512)
Net increase (decrease)	3,170	$47,125	(325,638)	$(2,806,518)
Total Return Bond Fund Class A
Sold	129,838	$1,075,043	280,862	$2,374,288
Issued as reinvestment of dividends	54,787	456,829	29,164	248,471
Redeemed	(380,820)	(3,134,411)	(367,955)	(3,113,990)
Net increase (decrease)	(196,195)	$(1,602,539)	(57,929)	$(491,231)
Total Return Bond Fund Class R3
Sold	190,327	$1,590,556	300,264	$2,544,867
Issued as reinvestment of dividends	62,027	520,243	33,530	287,015
Redeemed	(349,959)	(2,911,846)	(752,978)	(6,358,875)
Net increase (decrease)	(97,605)	$(801,047)	(419,184)	$(3,526,993)
Strategic Bond Fund Class I
Sold	4,965,691	$42,128,137	11,719,233	$101,442,527
Issued as reinvestment of dividends	1,811,178	15,506,493	550,698	4,851,653
Redeemed	(5,301,256)	(45,146,580)	(9,787,487)	(85,411,998)
Net increase (decrease)	1,475,613	$12,488,050	2,482,444	$20,882,182

202

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Strategic Bond Fund Class R5
Sold	522,906	$ 4,443,443	927,670	$ 8,073,527
Issued as reinvestment of dividends	291,505	2,501,186	95,079	838,593
Redeemed	(847,959)	(7,227,917)	(1,633,021)	(14,172,283)
Net increase (decrease)	(33,548)	$(283,288)	(610,272)	$(5,260,163)
Strategic Bond Fund Service Class
Sold	114,656	$971,780	540,566	$4,768,917
Issued as reinvestment of dividends	56,361	484,134	50,608	446,361
Redeemed	(133,515)	(1,126,136)	(3,396,461)	(29,551,395)
Net increase (decrease)	37,502	$329,778	(2,805,287)	$(24,336,117)
Strategic Bond Fund Administrative Class
Sold	235,265	$2,000,426	442,288	$3,848,127
Issued as reinvestment of dividends	96,896	830,442	30,201	266,073
Redeemed	(751,266)	(6,399,435)	(845,966)	(7,385,375)
Net increase (decrease)	(419,105)	$(3,568,567)	(373,477)	$(3,271,175)
Strategic Bond Fund Class R4
Sold	111,742	$944,518	277,653	$2,403,977
Issued as reinvestment of dividends	87,463	745,207	24,711	216,472
Redeemed	(142,585)	(1,200,566)	(740,562)	(6,373,247)
Net increase (decrease)	56,620	$489,159	(438,198)	$(3,752,798)
Strategic Bond Fund Class A
Sold	101,399	$860,590	252,778	$2,194,207
Issued as reinvestment of dividends	60,673	520,550	15,857	139,861
Redeemed	(159,324)	(1,373,699)	(669,153)	(5,800,892)
Net increase (decrease)	2,748	$7,441	(400,518)	$(3,466,824)
Strategic Bond Fund Class R3
Sold	52,923	$444,064	97,990	$842,041
Issued as reinvestment of dividends	24,417	206,586	5,107	44,429
Redeemed	(96,952)	(815,748)	(195,512)	(1,692,632)
Net increase (decrease)	(19,612)	$(165,098)	(92,415)	$(806,162)
Strategic Bond Fund Class Y*
Sold	—	$—	11,136	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,136	$100,000
Diversified Value Fund Class I
Sold	974,142	$11,021,976	2,142,450	$24,173,352
Issued as reinvestment of dividends	833,096	9,347,339	2,025,385	22,785,580
Redeemed	(10,037,402)	(118,827,006)	(3,928,114)	(44,645,917)
Net increase (decrease)	(8,230,164)	$(98,457,691)	239,721	$2,313,015
Diversified Value Fund Class R5
Sold	115,033	$1,331,368	324,071	$3,681,454
Issued as reinvestment of dividends	195,451	2,202,734	544,841	6,151,253
Redeemed	(650,034)	(7,294,246)	(1,120,433)	(12,821,697)
Net increase (decrease)	(339,550)	$(3,760,144)	(251,521)	$(2,988,990)

203

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Diversified Value Fund Service Class
Sold	48,934	$ 560,037	148,947	$ 1,675,747
Issued as reinvestment of dividends	52,615	593,497	121,859	1,377,003
Redeemed	(84,939)	(983,718)	(343,098)	(4,097,377)
Net increase (decrease)	16,610	$169,816	(72,292)	$(1,044,627)
Diversified Value Fund Administrative Class
Sold	125,252	$1,473,165	274,824	$3,133,208
Issued as reinvestment of dividends	78,203	891,512	183,940	2,100,599
Redeemed	(118,132)	(1,387,235)	(390,476)	(4,496,634)
Net increase (decrease)	85,323	$977,442	68,288	$737,173
Diversified Value Fund Class R4
Sold	33,541	$377,161	106,318	$1,172,261
Issued as reinvestment of dividends	43,349	477,267	107,049	1,182,896
Redeemed	(53,400)	(601,057)	(157,901)	(1,744,018)
Net increase (decrease)	23,490	$253,371	55,466	$611,139
Diversified Value Fund Class A
Sold	73,206	$842,591	268,938	$3,061,368
Issued as reinvestment of dividends	92,564	1,043,192	248,386	2,804,278
Redeemed	(173,824)	(1,983,644)	(506,396)	(5,634,757)
Net increase (decrease)	(8,054)	$(97,861)	10,928	$230,889
Diversified Value Fund Class R3
Sold	1,911	$21,750	29,702	$331,377
Issued as reinvestment of dividends	2,751	30,783	16,484	184,452
Redeemed	(28,354)	(327,256)	(112,951)	(1,236,992)
Net increase (decrease)	(23,692)	$(274,723)	(66,765)	$(721,163)
Diversified Value Fund Class Y*
Sold	—	$—	8,576	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	8,576	$100,000
Fundamental Value Fund Class I
Sold	1,196,694	$10,370,701	5,542,244	$48,327,700
Issued as reinvestment of dividends	3,442,028	28,499,991	5,403,981	45,555,563
Redeemed	(5,272,746)	(44,846,826)	(6,614,224)	(57,791,520)
Net increase (decrease)	(634,024)	$(5,976,134)	4,332,001	$36,091,743
Fundamental Value Fund Class R5
Sold	124,961	$1,091,826	465,150	$4,052,210
Issued as reinvestment of dividends	492,927	4,130,727	1,353,695	11,547,016
Redeemed	(909,347)	(7,782,524)	(4,649,036)	(40,831,053)
Net increase (decrease)	(291,459)	$(2,559,971)	(2,830,191)	$(25,231,827)
Fundamental Value Fund Service Class
Sold	199,845	$1,729,888	421,934	$3,595,253
Issued as reinvestment of dividends	287,028	2,385,203	503,761	4,261,821
Redeemed	(437,330)	(3,718,862)	(936,102)	(8,032,628)
Net increase (decrease)	49,543	$396,229	(10,407)	$(175,554)

204

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Fundamental Value Fund Administrative Class
Sold	67,431	$ 588,222	200,276	$ 1,753,683
Issued as reinvestment of dividends	199,456	1,685,401	437,136	3,755,000
Redeemed	(892,010)	(7,924,318)	(678,422)	(5,994,214)
Net increase (decrease)	(625,123)	$(5,650,695)	(41,010)	$(485,531)
Fundamental Value Fund Class R4
Sold	116,025	$953,550	39,107	$318,782
Issued as reinvestment of dividends	58,067	464,532	76,465	625,482
Redeemed	(63,424)	(528,435)	(99,860)	(844,469)
Net increase (decrease)	110,668	$889,647	15,712	$99,795
Fundamental Value Fund Class A
Sold	165,923	$1,414,301	423,285	$3,575,616
Issued as reinvestment of dividends	248,928	2,056,141	438,672	3,689,229
Redeemed	(389,829)	(3,376,754)	(865,143)	(7,340,178)
Net increase (decrease)	25,022	$93,688	(3,186)	$(75,333)
Fundamental Value Fund Class R3
Sold	8,213	$67,885	21,005	$172,763
Issued as reinvestment of dividends	16,134	128,265	23,101	187,815
Redeemed	(32,953)	(279,689)	(39,232)	(350,228)
Net increase (decrease)	(8,606)	$(83,539)	4,874	$10,350
Fundamental Value Fund Class Y*
Sold	—	$—	11,377	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,377	$100,000
S&P 500 Index Fund Class I
Sold	11,643,796	$177,017,013	12,478,154	$185,475,355
Issued as reinvestment of dividends	5,044,740	75,923,338	17,302,648	233,931,800
Redeemed	(13,956,407)	(218,981,066)	(19,200,021)	(290,857,812)
Net increase (decrease)	2,732,129	$33,959,285	10,580,781	$128,549,343
S&P 500 Index Fund Class R5
Sold	2,139,645	$33,608,363	3,136,156	$46,470,780
Issued as reinvestment of dividends	1,560,034	23,681,312	5,906,516	80,505,814
Redeemed	(3,659,278)	(56,758,121)	(6,129,735)	(89,404,314)
Net increase (decrease)	40,401	$531,554	2,912,937	$37,572,280
S&P 500 Index Fund Service Class
Sold	1,622,738	$25,606,208	2,278,889	$33,854,544
Issued as reinvestment of dividends	1,215,358	18,546,365	4,650,671	63,714,193
Redeemed	(2,579,700)	(40,402,019)	(4,405,527)	(65,424,785)
Net increase (decrease)	258,396	$3,750,554	2,524,033	$32,143,952
S&P 500 Index Fund Administrative Class
Sold	1,685,183	$25,675,006	2,462,458	$35,068,729
Issued as reinvestment of dividends	1,067,046	15,664,233	4,310,089	56,936,277
Redeemed	(2,159,056)	(32,412,197)	(5,124,441)	(72,266,997)
Net increase (decrease)	593,173	$8,927,042	1,648,106	$19,738,009

205

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class R4
Sold	2,575,696	$ 37,925,261	3,949,870	$ 55,158,376
Issued as reinvestment of dividends	1,851,384	26,456,272	6,972,126	89,870,702
Redeemed	(5,156,944)	(76,676,308)	(6,865,399)	(95,821,814)
Net increase (decrease)	(729,864)	$(12,294,775)	4,056,597	$49,207,264
S&P 500 Index Fund Class A
Sold	216,364	$3,153,022	399,021	$5,703,395
Issued as reinvestment of dividends	80,988	1,142,745	381,675	4,858,726
Redeemed	(115,845)	(1,714,923)	(919,185)	(13,152,090)
Net increase (decrease)	181,507	$2,580,844	(138,489)	$(2,589,969)
S&P 500 Index Fund Class R3
Sold	3,724,818	$51,830,236	4,810,060	$63,359,662
Issued as reinvestment of dividends	1,381,249	18,550,171	4,863,693	59,191,148
Redeemed	(3,436,938)	(47,779,854)	(5,762,326)	(76,391,352)
Net increase (decrease)	1,669,129	$22,600,553	3,911,427	$46,159,458
Equity Opportunities Fund Class I
Sold	1,194,873	$20,714,404	4,917,765	$83,149,741
Issued as reinvestment of dividends	1,162,534	19,844,455	3,564,137	58,808,263
Redeemed	(2,152,113)	(36,929,425)	(4,169,365)	(69,970,770)
Net increase (decrease)	205,294	$3,629,434	4,312,537	$71,987,234
Equity Opportunities Fund Class R5
Sold	119,015	$2,059,453	512,298	$8,599,665
Issued as reinvestment of dividends	170,120	2,927,769	811,851	13,501,084
Redeemed	(764,363)	(13,169,208)	(2,472,057)	(42,157,020)
Net increase (decrease)	(475,228)	$(8,181,986)	(1,147,908)	$(20,056,271)
Equity Opportunities Fund Service Class
Sold	73,058	$1,221,039	206,165	$3,343,744
Issued as reinvestment of dividends	90,012	1,495,996	354,231	5,696,040
Redeemed	(154,221)	(2,544,748)	(666,344)	(10,740,986)
Net increase (decrease)	8,849	$172,287	(105,948)	$(1,701,202)
Equity Opportunities Fund Administrative Class
Sold	138,365	$2,258,882	188,589	$3,015,968
Issued as reinvestment of dividends	99,760	1,617,102	360,762	5,667,568
Redeemed	(320,774)	(5,224,108)	(439,657)	(7,006,686)
Net increase (decrease)	(82,649)	$(1,348,124)	109,694	$1,676,850
Equity Opportunities Fund Class R4
Sold	26,024	$381,019	227,456	$3,253,871
Issued as reinvestment of dividends	33,538	482,616	82,893	1,162,989
Redeemed	(46,677)	(680,973)	(84,779)	(1,210,344)
Net increase (decrease)	12,885	$182,662	225,570	$3,206,516
Equity Opportunities Fund Class A
Sold	74,867	$1,119,963	221,326	$3,222,452
Issued as reinvestment of dividends	115,800	1,721,945	453,903	6,567,973
Redeemed	(393,151)	(5,882,008)	(711,550)	(10,520,632)
Net increase (decrease)	(202,484)	$(3,040,100)	(36,321)	$(730,207)

206

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Equity Opportunities Fund Class R3
Sold	31,608	$ 404,213	302,951	$3,859,769
Issued as reinvestment of dividends	28,230	360,496	71,445	895,204
Redeemed	(78,598)	(1,001,523)	(161,311)	(2,063,646)
Net increase (decrease)	(18,760)	$(236,814)	213,085	$2,691,327
Equity Opportunities Fund Class Y*
Sold	—	$—	5,963	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	5,963	$100,000
Fundamental Growth Fund Class I
Sold	33,028	$132,061	171,202	$615,278
Issued as reinvestment of dividends	—	—	1,195	3,932
Redeemed	(144,872)	(552,978)	(305,904)	(1,090,747)
Net increase (decrease)	(111,844)	$(420,917)	(133,507)	$(471,537)
Fundamental Growth Fund Class R5
Sold	38,510	$ 152,532	178,497	$ 606,165
Issued as reinvestment of dividends	—	—	179	591
Redeemed	(162,236)	(652,178)	(737,442)	(2,666,696)
Net increase (decrease)	(123,726)	$(499,646)	(558,766)	$(2,059,940)
Fundamental Growth Fund Service Class
Sold	42,559	$153,953	116,063	$363,593
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(46,846)	(164,695)	(892,710)	(3,033,982)
Net increase (decrease)	(4,287)	$(10,742)	(776,647)	$(2,670,389)
Fundamental Growth Fund Administrative Class
Sold	78,385	$252,508	84,327	$244,482
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(963,988)	(3,279,341)	(100,700)	(290,812)
Net increase (decrease)	(885,603)	$(3,026,833)	(16,373)	$(46,330)
Fundamental Growth Fund Class R4
Sold	61,869	$141,971	128,679	$296,180
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(141,921)	(349,095)	(115,864)	(265,330)
Net increase (decrease)	(80,052)	$(207,124)	12,815	$30,850
Fundamental Growth Fund Class A
Sold	199,953	$512,012	220,921	$503,238
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(802,408)	(2,142,174)	(584,649)	(1,313,510)
Net increase (decrease)	(602,455)	$(1,630,162)	(363,728)	$(810,272)
Fundamental Growth Fund Class R3
Sold	67,279	$112,660	140,703	$205,871
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(226,662)	(411,912)	(128,280)	(189,418)
Net increase (decrease)	(159,383)	$(299,252)	12,423	$16,453

207

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Fundamental Growth Fund Class Y*
Sold	—	$ —	28,329	$ 100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	28,329	$100,000
Blue Chip Growth Fund Class I
Sold	9,981,257	$216,996,602	12,335,869	$246,892,566
Issued as reinvestment of dividends	14,810,906	289,108,894	14,464,485	249,657,008
Redeemed	(12,373,829)	(265,678,665)	(53,228,387)	(1,055,851,421)
Net increase (decrease)	12,418,334	$240,426,831	(26,428,033)	$(559,301,847)
Blue Chip Growth Fund Class R5
Sold	1,292,116	$27,509,508	2,087,437	$41,282,871
Issued as reinvestment of dividends	2,874,041	55,727,658	2,972,739	51,101,376
Redeemed	(3,578,202)	(74,146,095)	(10,159,633)	(202,178,292)
Net increase (decrease)	587,955	$9,091,071	(5,099,457)	$(109,794,045)
Blue Chip Growth Fund Service Class
Sold	465,108	$9,755,482	692,377	$13,488,838
Issued as reinvestment of dividends	1,474,857	27,992,779	1,135,706	19,204,794
Redeemed	(635,613)	(13,368,170)	(2,119,040)	(41,385,113)
Net increase (decrease)	1,304,352	$24,380,091	(290,957)	$(8,691,481)
Blue Chip Growth Fund Administrative Class
Sold	534,371	$10,839,299	887,439	$16,734,356
Issued as reinvestment of dividends	1,727,623	31,684,612	1,663,182	27,375,979
Redeemed	(1,305,331)	(27,093,450)	(4,608,439)	(86,847,640)
Net increase (decrease)	956,663	$15,430,461	(2,057,818)	$(42,737,305)
Blue Chip Growth Fund Class R4
Sold	197,010	$3,521,587	381,608	$6,740,479
Issued as reinvestment of dividends	636,884	10,502,214	537,238	8,144,531
Redeemed	(416,523)	(7,540,109)	(1,392,720)	(25,021,565)
Net increase (decrease)	417,371	$6,483,692	(473,874)	$(10,136,555)
Blue Chip Growth Fund Class A
Sold	464,161	$8,543,480	578,814	$10,135,279
Issued as reinvestment of dividends	1,122,859	18,459,800	891,614	13,499,036
Redeemed	(1,023,611)	(18,778,981)	(1,915,602)	(33,193,770)
Net increase (decrease)	563,409	$8,224,299	(445,174)	$(9,559,455)
Blue Chip Growth Fund Class R3
Sold	379,857	$5,908,305	648,920	$10,243,044
Issued as reinvestment of dividends	678,037	9,384,026	431,341	5,728,211
Redeemed	(405,719)	(6,334,531)	(1,018,773)	(15,513,219)
Net increase (decrease)	652,175	$8,957,800	61,488	$458,036
Blue Chip Growth Fund Class Y*
Sold	—	$—	5,432	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	5,432	$100,000

208

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Growth Opportunities Fund Class I
Sold	467,923	$ 2,889,010	3,899,967	$ 18,449,361
Issued as reinvestment of dividends	—	—	3,898,307	17,269,501
Redeemed	(5,178,135)	(28,509,637)	(25,200,995)	(124,711,588)
Net increase (decrease)	(4,710,212)	$(25,620,627)	(17,402,721)	$(88,992,726)
Growth Opportunities Fund Class R5
Sold	532,574	$3,147,432	1,260,587	$5,874,078
Issued as reinvestment of dividends	—	—	926,694	3,938,449
Redeemed	(1,237,289)	(7,314,967)	(5,411,818)	(25,761,912)
Net increase (decrease)	(704,715)	$(4,167,535)	(3,224,537)	$(15,949,385)
Growth Opportunities Fund Service Class
Sold	61,445	$318,841	231,111	$969,848
Issued as reinvestment of dividends	—	—	497,546	1,905,602
Redeemed	(581,099)	(3,181,378)	(2,495,578)	(10,276,506)
Net increase (decrease)	(519,654)	$(2,862,537)	(1,766,921)	$(7,401,056)
Growth Opportunities Fund Administrative Class
Sold	458,209	$2,091,523	719,260	$2,583,877
Issued as reinvestment of dividends	—	—	983,415	3,245,273
Redeemed	(1,529,679)	(6,534,341)	(1,634,502)	(6,020,198)
Net increase (decrease)	(1,071,470)	$(4,442,818)	68,173	$(191,048)
Growth Opportunities Fund Class R4
Sold	4,660	$15,414	9,072	$24,846
Issued as reinvestment of dividends	—	—	50,465	121,116
Redeemed	(3,585)	(11,019)	(13,728)	(37,354)
Net increase (decrease)	1,075	$4,395	45,809	$108,608
Growth Opportunities Fund Class A
Sold	811,656	$2,702,832	697,104	$1,736,741
Issued as reinvestment of dividends	—	—	1,195,809	2,750,360
Redeemed	(1,944,206)	(6,384,935)	(1,712,717)	(4,618,717)
Net increase (decrease)	(1,132,550)	$(3,682,103)	180,196	$(131,616)
Growth Opportunities Fund Class R3
Sold	34,810	$62,312	100,812	$151,669
Issued as reinvestment of dividends	—	—	329,396	434,802
Redeemed	(85,727)	(157,495)	(59,570)	(83,119)
Net increase (decrease)	(50,917)	$(95,183)	370,638	$503,352
Growth Opportunities Fund Class Y*
Sold	—	$—	21,739	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	21,739	$100,000

209

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Mid Cap Value Fund Class I
Sold	351,382	$ 3,921,254	1,418,584	$ 15,741,638
Issued as reinvestment of dividends	126,128	1,429,033	835,312	9,180,076
Redeemed	(4,425,820)	(49,603,543)	(2,098,037)	(23,442,275)
Net increase (decrease)	(3,948,310)	$(44,253,256)	155,859	$1,479,439
Mid Cap Value Fund Class R5
Sold	8,919	$ 103,183	12,772	$143,923
Issued as reinvestment of dividends	1,278	14,731	6,634	74,164
Redeemed	(3,276)	(37,532)	(11,159)	(126,397)
Net increase (decrease)	6,921	$80,382	8,247	$91,690
Mid Cap Value Fund Service Class
Sold	882	$10,251	—	$—
Issued as reinvestment of dividends	5	55	27	300
Redeemed	(1)	(6)	(1)	(12)
Net increase (decrease)	886	$10,300	26	$288
Mid Cap Value Fund Administrative Class
Sold	2,775	$32,611	10,276	$120,686
Issued as reinvestment of dividends	1,005	11,814	6,000	68,402
Redeemed	(1,004)	(11,887)	(8,647)	(99,180)
Net increase (decrease)	2,776	$32,538	7,629	$89,908
Mid Cap Value Fund Class R4
Sold	3,870	$43,951	7,150	$81,287
Issued as reinvestment of dividends	156	1,763	1,336	14,620
Redeemed	(3,953)	(42,705)	(3,759)	(40,665)
Net increase (decrease)	73	$3,009	4,727	$55,242
Mid Cap Value Fund Class A
Sold	4,966	$56,832	31,684	$348,792
Issued as reinvestment of dividends	1,125	12,941	11,066	123,386
Redeemed	(18,800)	(216,270)	(58,872)	(667,556)
Net increase (decrease)	(12,709)	$(146,497)	(16,122)	$(195,378)
Mid Cap Value Fund Class R3
Sold	3,961	$41,448	5,155	$56,494
Issued as reinvestment of dividends	141	1,586	995	10,875
Redeemed	(5,540)	(58,740)	(521)	(5,713)
Net increase (decrease)	(1,438)	$(15,706)	5,629	$61,656
Mid Cap Value Fund Class Y*
Sold	—	$—	8,467	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	8,467	$100,000

210

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Small Cap Value Equity Fund Class I
Sold	1,053,167	$ 8,872,576	952,200	$ 8,574,288
Issued as reinvestment of dividends	627,423	5,088,403	548,337	4,748,599
Redeemed	(1,568,707)	(13,322,987)	(1,648,159)	(15,395,340)
Net increase (decrease)	111,883	$637,992	(147,622)	$(2,072,453)
Small Cap Value Equity Fund Class R5
Sold	132,735	$1,113,685	118,321	$1,083,617
Issued as reinvestment of dividends	72,217	586,404	124,599	1,080,269
Redeemed	(818,876)	(6,912,110)	(128,396)	(1,168,044)
Net increase (decrease)	(613,924)	$(5,212,021)	114,524	$995,842
Small Cap Value Equity Fund Service Class
Sold	3,969	$33,797	18,593	$170,421
Issued as reinvestment of dividends	13,444	109,570	40,329	351,667
Redeemed	(186,665)	(1,659,055)	(59,491)	(546,492)
Net increase (decrease)	(169,252)	$(1,515,688)	(569)	$(24,404)
Small Cap Value Equity Fund Administrative Class
Sold	12,534	$105,162	27,797	$243,436
Issued as reinvestment of dividends	41,165	328,493	41,016	351,094
Redeemed	(53,166)	(441,681)	(46,720)	(424,301)
Net increase (decrease)	533	$(8,026)	22,093	$170,229
Small Cap Value Equity Fund Class R4
Sold	18,758	$148,501	59,427	$504,069
Issued as reinvestment of dividends	29,953	227,042	24,766	203,327
Redeemed	(14,148)	(110,539)	(53,658)	(452,597)
Net increase (decrease)	34,563	$265,004	30,535	$254,799
Small Cap Value Equity Fund Class A
Sold	20,448	$164,936	48,080	$415,539
Issued as reinvestment of dividends	66,910	511,196	92,455	765,530
Redeemed	(108,223)	(860,885)	(245,416)	(2,139,314)
Net increase (decrease)	(20,865)	$(184,753)	(104,881)	$(958,245)
Small Cap Value Equity Fund Class R3
Sold	21,639	$166,012	11,775	$98,344
Issued as reinvestment of dividends	14,171	104,158	12,872	103,236
Redeemed	(5,653)	(42,755)	(34,368)	(284,395)
Net increase (decrease)	30,157	$227,415	(9,721)	$(82,815)
Small Cap Value Equity Fund Class Y*
Sold	—	$—	10,661	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,661	$100,000

211

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Small Company Value Fund Class I
Sold	814,503	$ 6,982,523	2,070,907	$ 18,448,371
Issued as reinvestment of dividends	894,853	7,650,994	2,136,260	18,670,911
Redeemed	(10,069,673)	(86,274,722)	(2,636,407)	(23,346,726)
Net increase (decrease)	(8,360,317)	$(71,641,205)	1,570,760	$13,772,556
Small Company Value Fund Class R5
Sold	203,656	$1,781,899	516,912	$4,588,985
Issued as reinvestment of dividends	198,113	1,713,680	556,882	4,917,264
Redeemed	(409,513)	(3,581,654)	(1,592,618)	(14,009,256)
Net increase (decrease)	(7,744)	$(86,075)	(518,824)	$(4,503,007)
Small Company Value Fund Service Class
Sold	75,489	$644,805	100,284	$878,242
Issued as reinvestment of dividends	52,144	447,396	113,485	994,131
Redeemed	(60,876)	(526,649)	(132,449)	(1,173,719)
Net increase (decrease)	66,757	$565,552	81,320	$698,654
Small Company Value Fund Administrative Class
Sold	38,418	$317,218	98,348	$849,313
Issued as reinvestment of dividends	63,847	529,294	155,856	1,323,216
Redeemed	(110,000)	(906,884)	(229,419)	(1,950,132)
Net increase (decrease)	(7,735)	$(60,372)	24,785	$222,397
Small Company Value Fund Class R4
Sold	1,201	$9,031	9,739	$80,761
Issued as reinvestment of dividends	4,807	36,483	11,500	89,815
Redeemed	(5,618)	(41,782)	(12,271)	(96,662)
Net increase (decrease)	390	$3,732	8,968	$73,914
Small Company Value Fund Class A
Sold	57,805	$443,402	130,239	$1,038,772
Issued as reinvestment of dividends	62,559	486,085	188,368	1,503,179
Redeemed	(102,331)	(799,635)	(519,570)	(4,230,865)
Net increase (decrease)	18,033	$129,852	(200,963)	$(1,688,914)
Small Company Value Fund Class R3
Sold	6,482	$43,197	16,206	$113,430
Issued as reinvestment of dividends	3,903	26,231	7,821	54,513
Redeemed	(20,518)	(140,470)	(14,768)	(104,136)
Net increase (decrease)	(10,133)	$(71,042)	9,259	$63,807
Small Company Value Fund Class Y*
Sold	—	$—	10,428	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,428	$100,000

212

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class I
Sold	10,796,876	$ 213,456,473	19,221,695	$ 365,581,351
Issued as reinvestment of dividends	10,621,771	205,106,388	28,392,668	517,314,416
Redeemed	(28,875,948)	(573,732,047)	(54,604,810)	(1,036,554,090)
Net increase (decrease)	(7,457,301)	$(155,169,186)	(6,990,447)	$(153,658,323)
Mid Cap Growth Fund Class R5
Sold	2,374,151	$45,503,552	7,019,960	$129,852,988
Issued as reinvestment of dividends	2,446,975	46,174,419	6,524,678	116,400,253
Redeemed	(9,919,063)	(190,752,802)	(13,067,105)	(244,025,963)
Net increase (decrease)	(5,097,937)	$(99,074,831)	477,533	$2,227,278
Mid Cap Growth Fund Service Class
Sold	397,769	$7,266,913	644,256	$11,400,379
Issued as reinvestment of dividends	452,119	8,101,965	1,375,844	23,403,104
Redeemed	(952,423)	(17,273,165)	(3,153,990)	(55,100,872)
Net increase (decrease)	(102,535)	$(1,904,287)	(1,133,890)	$(20,297,389)
Mid Cap Growth Fund Administrative Class
Sold	337,921	$5,647,808	646,971	$10,580,475
Issued as reinvestment of dividends	476,698	7,794,010	1,381,969	21,586,357
Redeemed	(1,230,777)	(20,374,647)	(2,693,701)	(43,604,438)
Net increase (decrease)	(416,158)	$(6,932,829)	(664,761)	$(11,437,606)
Mid Cap Growth Fund Class R4
Sold	171,396	$2,471,358	509,061	$7,253,390
Issued as reinvestment of dividends	245,955	3,438,451	759,127	10,255,803
Redeemed	(753,046)	(10,690,799)	(2,046,115)	(28,765,771)
Net increase (decrease)	(335,695)	$(4,780,990)	(777,927)	$(11,256,578)
Mid Cap Growth Fund Class A
Sold	508,947	$7,136,352	465,381	$6,453,547
Issued as reinvestment of dividends	478,424	6,549,619	1,183,049	15,687,234
Redeemed	(954,991)	(13,499,622)	(1,653,597)	(23,173,120)
Net increase (decrease)	32,380	$186,349	(5,167)	$(1,032,339)
Mid Cap Growth Fund Class R3
Sold	102,861	$1,205,055	284,125	$3,322,381
Issued as reinvestment of dividends	128,385	1,457,171	360,851	4,034,311
Redeemed	(408,304)	(4,817,985)	(618,680)	(7,314,327)
Net increase (decrease)	(177,058)	$(2,155,759)	26,296	$42,365
Mid Cap Growth Fund Class Y*
Sold	—	$—	5,308	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	5,308	$100,000

213

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class I
Sold	4,993,384	$ 70,618,376	21,031,799	$ 279,296,217
Issued as reinvestment of dividends	—	—	12,859	167,678
Redeemed	(4,755,290)	(67,434,763)	(8,708,184)	(115,256,314)
Net increase (decrease)	238,094	$3,183,613	12,336,474	$164,207,581
Small Cap Growth Equity Fund Class R5
Sold	1,016,675	$13,944,172	5,785,930	$73,979,356
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(2,092,257)	(28,171,392)	(2,672,652)	(34,612,764)
Net increase (decrease)	(1,075,582)	$(14,227,220)	3,113,278	$39,366,592
Small Cap Growth Equity Fund Service Class
Sold	54,668	$668,615	167,854	$1,917,437
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(194,152)	(2,298,122)	(737,840)	(8,720,276)
Net increase (decrease)	(139,484)	$(1,629,507)	(569,986)	$(6,802,839)
Small Cap Growth Equity Fund Administrative Class
Sold	100,296	$1,098,185	176,895	$1,802,213
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(175,356)	(1,947,440)	(547,998)	(5,574,595)
Net increase (decrease)	(75,060)	$(849,255)	(371,103)	$(3,772,382)
Small Cap Growth Equity Fund Class R4
Sold	99,621	$860,344	119,755	$951,809
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(164,312)	(1,418,771)	(203,016)	(1,608,787)
Net increase (decrease)	(64,691)	$(558,427)	(83,261)	$(656,978)
Small Cap Growth Equity Fund Class A
Sold	133,565	$1,126,606	181,915	$1,434,913
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(272,889)	(2,213,238)	(748,666)	(5,963,810)
Net increase (decrease)	(139,324)	$(1,086,632)	(566,751)	$(4,528,897)
Small Cap Growth Equity Fund Class R3
Sold	121,522	$768,734	120,044	$691,065
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(181,230)	(1,204,299)	(110,047)	(631,327)
Net increase (decrease)	(59,708)	$(435,565)	9,997	$59,738
Small Cap Growth Equity Fund Class Y*
Sold	5,015	$75,693	7,485	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(294)	(4,398)	—	—
Net increase (decrease)	4,721	$71,295	7,485	$100,000

214

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Overseas Fund Class I
Sold	5,752,234	$ 47,743,336	10,590,617	$ 88,007,366
Issued as reinvestment of dividends	949,009	8,019,124	3,088,244	23,964,770
Redeemed	(7,153,144)	(59,685,892)	(13,759,255)	(113,111,404)
Net increase (decrease)	(451,901)	$(3,923,432)	(80,394)	$(1,139,268)
Overseas Fund Class R5
Sold	1,681,455	$14,344,834	2,366,827	$19,724,416
Issued as reinvestment of dividends	302,057	2,570,505	1,146,191	8,940,287
Redeemed	(1,677,319)	(14,168,811)	(4,175,171)	(34,917,632)
Net increase (decrease)	306,193	$2,746,528	(662,153)	$(6,252,929)
Overseas Fund Service Class
Sold	181,784	$1,533,257	347,487	$2,850,089
Issued as reinvestment of dividends	85,481	721,463	408,781	3,168,050
Redeemed	(270,923)	(2,264,471)	(1,882,900)	(15,494,910)
Net increase (decrease)	(3,658)	$(9,751)	(1,126,632)	$(9,476,771)
Overseas Fund Administrative Class
Sold	129,156	$1,091,869	181,471	$1,499,144
Issued as reinvestment of dividends	41,650	356,111	172,805	1,354,790
Redeemed	(238,126)	(2,041,288)	(631,738)	(5,284,918)
Net increase (decrease)	(67,320)	$(593,308)	(277,462)	$(2,430,984)
Overseas Fund Class R4
Sold	205,647	$1,650,514	352,300	$2,771,489
Issued as reinvestment of dividends	57,987	467,372	229,516	1,698,415
Redeemed	(328,873)	(2,524,563)	(549,074)	(4,292,996)
Net increase (decrease)	(65,239)	$(406,677)	32,742	$176,908
Overseas Fund Class A
Sold	108,932	$895,528	323,087	$2,617,106
Issued as reinvestment of dividends	42,107	350,333	165,300	1,262,897
Redeemed	(224,403)	(1,879,513)	(517,715)	(4,225,938)
Net increase (decrease)	(73,364)	$(633,652)	(29,328)	$(345,935)
Overseas Fund Class R3
Sold	77,486	$634,003	196,938	$1,588,222
Issued as reinvestment of dividends	14,686	120,130	54,732	411,585
Redeemed	(136,256)	(1,135,933)	(199,774)	(1,614,394)
Net increase (decrease)	(44,084)	$(381,800)	51,896	$385,413
Overseas Fund Class Y*
Sold	—	$—	11,891	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,891	$100,000

215

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price International Equity Fund Class I
Sold	12,391,933	$ 130,147,936	13,857,948	$ 137,528,587
Issued as reinvestment of dividends	4,201,617	43,276,659	4,443,672	43,014,747
Redeemed	(9,712,428)	(100,659,198)	(25,868,703)	(259,216,857)
Net increase (decrease)	6,881,122	$72,765,397	(7,567,083)	$(78,673,523)

*	Commenced operations on February 1, 2023.
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2024:

Front-End Sales Charges Retained by Distributor
Diversified Value Fund	$ 180
Blue Chip Growth Fund	855
Mid Cap Growth Fund	1,125

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2024, no amounts have been retained by the Distributor.
With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
6. Federal Income Tax Information
At March 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$ 1,166,190,472	$5,107,317	$(28,918,821)	$(23,811,504)
Strategic Bond Fund	414,669,980	2,346,309	(21,272,943)	(18,926,634)
Diversified Value Fund	168,938,915	48,796,875	(838,755)	47,958,120
Fundamental Value Fund	349,984,226	120,546,129	(6,025,782)	114,520,347
S&P 500 Index Fund	1,367,038,335	1,533,651,158	(62,143,154)	1,471,508,004
Equity Opportunities Fund	511,390,582	154,887,750	(7,529,731)	147,358,019
Fundamental Growth Fund	19,456,103	5,193,203	(176,427)	5,016,776
Blue Chip Growth Fund	1,496,540,191	1,190,300,532	(58,849,740)	1,131,450,792
Growth Opportunities Fund	109,029,488	49,358,586	(2,200,883)	47,157,703
Mid Cap Value Fund	64,819,421	8,503,853	(2,195,272)	6,308,581
Small Cap Value Equity Fund	37,066,953	8,321,428	(1,900,371)	6,421,057
Small Company Value Fund	126,434,460	18,845,893	(8,576,132)	10,269,761
Mid Cap Growth Fund	4,064,679,868	1,577,617,139	(143,381,014)	1,434,236,125
Small Cap Growth Equity Fund	729,478,481	207,778,717	(33,042,454)	174,736,263

216

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Overseas Fund	404,327,506	113,173,222	(26,768,941)	86,404,281
MM Select T. Rowe Price International Equity Fund	1,442,664,101	330,647,821	(96,649,770)	233,998,051

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2023, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Total Return Bond Fund	$ 59,465,563	$ 53,879,185
Strategic Bond Fund	9,140,010	55,934,037
Fundamental Growth Fund	1,236,149	796,652
Mid Cap Value Fund	457,707	—
Small Cap Growth Equity Fund	30,600,245	—
MM Select T. Rowe Price International Equity Fund	13,676,205	9,010,918

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2023, post-October capital losses:

Post-October Loss
Growth Opportunities Fund	$ 1,602,880

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2023, late year ordinary losses:

Amount
Blue Chip Growth Fund	$ 3,184,740
Growth Opportunities Fund	863,458
Mid Cap Growth Fund	1,564,873
Small Cap Growth Equity Fund	116,927

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

217

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
Total Return Bond Fund	$ 19,250,942	$—
Strategic Bond Fund	6,805,473	—
Diversified Value Fund	6,078,475	30,510,886
Fundamental Value Fund	6,504,986	63,123,610
S&P 500 Index Fund	33,601,664	555,419,185
Equity Opportunities Fund	7,830,170	84,476,624
Fundamental Growth Fund	4,523	—
Blue Chip Growth Fund	—	374,773,680
Growth Opportunities Fund	1,337,862	28,329,752
Mid Cap Value Fund	4,285,441	5,216,223
Small Cap Value Equity Fund	703,074	6,900,648
Small Company Value Fund	4,440,706	23,121,291
Mid Cap Growth Fund	—	714,801,449
Small Cap Growth Equity Fund	167,678	—
Overseas Fund	8,986,988	31,834,861
MM Select T. Rowe Price International Equity Fund	42,581,221	433,548

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2023:

Amount
Overseas Fund	$ 1,237,866
MM Select T. Rowe Price International Equity Fund	3,895,091

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2023, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

218

Notes to Financial Statements (Unaudited) (Continued)
At September 30, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Total Return Bond Fund	$ 25,116,777	$ (113,344,748)	$ (120,186)	$(63,637,344)	$(151,985,501)
Strategic Bond Fund	12,074,709	(65,074,047)	(38,161)	(37,153,464)	(90,190,963)
Diversified Value Fund	4,669,467	7,813,013	(109,473)	32,577,490	44,950,497
Fundamental Value Fund	6,274,913	26,368,320	(123,942)	55,726,025	88,245,316
S&P 500 Index Fund	21,950,036	147,291,991	(343,109)	1,018,571,282	1,187,470,200
Equity Opportunities Fund	5,692,381	19,422,185	(90,778)	65,938,397	90,962,185
Fundamental Growth Fund	—	(2,032,801)	(10,468)	(236,937)	(2,280,206)
Blue Chip Growth Fund	—	412,997,677	(182,472)	620,638,867	1,033,454,072
Growth Opportunities Fund	—	(2,466,338)	(78,093)	9,242,488	6,698,057
Mid Cap Value Fund	416,072	(457,707)	(15,317)	(5,740,975)	(5,797,927)
Small Cap Value Equity Fund	946,963	5,614,142	(16,087)	493,215	7,038,233
Small Company Value Fund	3,103,092	7,807,840	(51,521)	(25,062,839)	(14,203,428)
Mid Cap Growth Fund	—	278,869,623	(375,182)	588,446,625	866,941,066
Small Cap Growth Equity Fund	—	(30,717,172)	(82,828)	17,882,901	(12,917,099)
Overseas Fund	7,593,368	5,020,078	(80,830)	18,272,168	30,804,784
MM Select T. Rowe Price International Equity Fund	38,687,705	(22,687,123)	(26,105)	(8,499,285)	7,475,192

The Funds did not have any unrecognized tax benefits at March 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8. New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

219

Notes to Financial Statements (Unaudited) (Continued)
9. Russia-Ukraine War
In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
10. Subsequent Events
In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2024, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.
Effective April 19, 2024 (the “Termination Date”), the Fundamental Growth Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation, approved by the Trustees. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

220

Other Information (Unaudited)

Proxy Voting
A description of the policies and procedures that each Fund's investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.
Quarterly Reporting
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.
Liquidity Risk Management Program
In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.
The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.
At a meeting of the Board held on March 20, 2024, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2023 through December 31, 2023. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in December 2023, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement with Wellington Management Company LLP (“Wellington Management”) for the Small Cap Growth Equity Fund (the “Amended Subadvisory Agreement”) intended to lower the fees payable under the agreement. In arriving at their decision, the Trustees discussed the fees payable to Wellington Management by MML Advisers under the Amended Subadvisory Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the Amended Subadvisory Agreement is not excessive and the subadvisory fee amount under the Amended Subadvisory Agreement is fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

221

Other Information (Unaudited) (Continued)
Prior to the vote being taken to approve the Amended Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Amended Subadvisory Agreement became effective on January 1, 2024.

222

Other Information (Unaudited) (Continued)
Fund Expenses March 31, 2024
Expense Examples:
The following information is in regard to expenses for the six months ended March 31, 2024:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2024.
Actual Expenses:
The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:
The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$ 1,000	0.33%	$ 1,064.50	$ 1.68	$ 1,023.00	$ 1.64
Class R5	1,000	0.43%	1,064.60	2.18	1,022.50	2.14
Service Class	1,000	0.53%	1,064.20	2.69	1,022.00	2.64
Administrative Class	1,000	0.63%	1,063.40	3.20	1,021.50	3.13
Class R4	1,000	0.78%	1,062.00	3.95	1,020.80	3.88
Class A	1,000	0.87%	1,061.50	4.41	1,020.30	4.32
Class R3	1,000	1.03%	1,061.00	5.22	1,019.50	5.11
Strategic Bond Fund
Class I	1,000	0.54%	1,071.60	2.75	1,021.90	2.68
Class R5	1,000	0.64%	1,069.40	3.26	1,021.40	3.18
Service Class	1,000	0.74%	1,069.40	3.77	1,021.00	3.68
Administrative Class	1,000	0.84%	1,068.50	4.27	1,020.50	4.17
Class R4	1,000	0.99%	1,068.10	5.03	1,019.70	4.92
Class A	1,000	1.08%	1,068.10	5.49	1,019.30	5.36
Class R3	1,000	1.24%	1,067.00	6.30	1,018.50	6.15
Class Y	1,000	0.64%	1,070.30	3.26	1,021.40	3.18

223

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class I	$1,000	0.61%	$1,209.80	$3.31	$1,021.60	$3.03
Class R5	1,000	0.71%	1,209.70	3.86	1,021.10	3.53
Service Class	1,000	0.81%	1,209.70	4.40	1,020.60	4.02
Administrative Class	1,000	0.91%	1,209.10	4.94	1,020.10	4.52
Class R4	1,000	1.07%	1,208.20	5.81	1,019.30	5.31
Class A	1,000	1.15%	1,207.80	6.24	1,018.90	5.71
Class R3	1,000	1.31%	1,206.40	7.11	1,018.10	6.50
Class Y	1,000	0.72%	1,210.00	3.91	1,021.00	3.58
Fundamental Value Fund
Class I	1,000	0.68%	1,202.40	3.68	1,021.20	3.38
Class R5	1,000	0.78%	1,202.30	4.22	1,020.80	3.88
Service Class	1,000	0.88%	1,202.10	4.77	1,020.30	4.37
Administrative Class	1,000	0.98%	1,201.80	5.31	1,019.80	4.87
Class R4	1,000	1.13%	1,201.30	6.12	1,019.00	5.61
Class A	1,000	1.21%	1,200.50	6.55	1,018.60	6.01
Class R3	1,000	1.38%	1,199.60	7.46	1,017.80	6.85
Class Y	1,000	0.78%	1,203.00	4.23	1,020.80	3.88
S&P 500 Index Fund
Class I	1,000	0.13%	1,233.50	0.71	1,024.00	0.65
Class R5	1,000	0.23%	1,233.40	1.26	1,023.50	1.14
Service Class	1,000	0.38%	1,232.00	2.09	1,022.70	1.89
Administrative Class	1,000	0.48%	1,232.00	2.63	1,022.20	2.39
Class R4	1,000	0.63%	1,230.70	3.46	1,021.50	3.13
Class A	1,000	0.73%	1,230.50	4.00	1,021.00	3.63
Class R3	1,000	0.88%	1,229.50	4.82	1,020.30	4.37
Equity Opportunities Fund
Class I	1,000	0.75%	1,170.10	4.00	1,020.90	3.73
Class R5	1,000	0.85%	1,170.00	4.54	1,020.40	4.22
Service Class	1,000	0.95%	1,168.50	5.07	1,019.90	4.72
Administrative Class	1,000	1.05%	1,168.50	5.60	1,019.40	5.21
Class R4	1,000	1.20%	1,167.90	6.40	1,018.70	5.96
Class A	1,000	1.29%	1,167.00	6.87	1,018.20	6.40
Class R3	1,000	1.45%	1,166.10	7.72	1,017.50	7.19
Class Y	1,000	0.85%	1,169.80	4.54	1,020.40	4.22
Fundamental Growth Fund
Class I	1,000	1.71%	1,242.90	9.43	1,016.20	8.48
Class R5	1,000	1.82%	1,241.60	10.03	1,015.60	9.02
Service Class	1,000	1.93%	1,241.60	10.64	1,015.10	9.56
Administrative Class	1,000	1.97%	1,240.70	10.85	1,014.90	9.76
Class R4	1,000	2.17%	1,240.00	11.95	1,013.90	10.75
Class A	1,000	2.25%	1,238.30	12.38	1,013.50	11.14
Class R3	1,000	2.42%	1,235.30	13.30	1,012.70	11.98
Class Y	1,000	1.83%	1,241.60	10.09	1,015.60	9.07

224

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Class I	$1,000	0.65%	$1,292.20	$3.66	$1,021.40	$3.23
Class R5	1,000	0.75%	1,291.80	4.23	1,020.90	3.73
Service Class	1,000	0.85%	1,291.00	4.79	1,020.40	4.22
Administrative Class	1,000	0.95%	1,290.80	5.35	1,019.90	4.72
Class R4	1,000	1.10%	1,290.10	6.19	1,019.20	5.46
Class A	1,000	1.18%	1,289.00	6.64	1,018.80	5.86
Class R3	1,000	1.35%	1,288.20	7.60	1,018.00	6.70
Class Y	1,000	0.75%	1,291.70	4.23	1,020.90	3.73
Growth Opportunities Fund
Class I	1,000	0.88%	1,364.90	5.12	1,020.30	4.37
Class R5	1,000	0.98%	1,364.20	5.70	1,019.80	4.87
Service Class	1,000	1.08%	1,361.60	6.27	1,019.30	5.36
Administrative Class	1,000	1.18%	1,363.60	6.86	1,018.80	5.86
Class R4	1,000	1.34%	1,360.70	7.78	1,018.00	6.65
Class A	1,000	1.42%	1,361.90	8.25	1,017.60	7.05
Class R3	1,000	1.59%	1,357.10	9.22	1,016.80	7.89
Class Y	1,000	0.99%	1,364.20	5.76	1,019.70	4.92
Mid Cap Value Fund
Class I	1,000	0.63%	1,173.60	3.37	1,021.50	3.13
Class R5	1,000	0.74%	1,173.50	3.96	1,021.00	3.68
Service Class	1,000	0.84%	1,172.00	4.49	1,020.50	4.17
Administrative Class	1,000	0.94%	1,171.60	5.02	1,020.00	4.67
Class R4	1,000	1.09%	1,170.50	5.82	1,019.20	5.41
Class A	1,000	1.17%	1,170.00	6.24	1,018.80	5.81
Class R3	1,000	1.34%	1,169.10	7.15	1,018.00	6.65
Class Y	1,000	0.74%	1,172.60	3.95	1,021.00	3.68
Small Cap Value Equity Fund
Class I	1,000	1.23%	1,161.20	6.54	1,018.50	6.11
Class R5	1,000	1.32%	1,161.00	7.01	1,018.10	6.55
Service Class	1,000	1.43%	1,160.40	7.60	1,017.60	7.09
Administrative Class	1,000	1.53%	1,161.20	8.13	1,017.10	7.59
Class R4	1,000	1.68%	1,158.40	8.92	1,016.30	8.33
Class A	1,000	1.77%	1,160.00	9.40	1,015.90	8.77
Class R3	1,000	1.93%	1,159.10	10.25	1,015.10	9.56
Class Y	1,000	1.33%	1,162.30	7.07	1,018.00	6.60
Small Company Value Fund
Class I	1,000	0.86%	1,174.80	4.60	1,020.40	4.27
Class R5	1,000	0.96%	1,174.10	5.13	1,019.90	4.77
Service Class	1,000	1.06%	1,174.90	5.67	1,019.40	5.26
Administrative Class	1,000	1.16%	1,173.10	6.20	1,018.90	5.76
Class R4	1,000	1.31%	1,172.00	7.00	1,018.10	6.50
Class A	1,000	1.39%	1,171.70	7.42	1,017.80	6.90
Class R3	1,000	1.56%	1,171.50	8.33	1,016.90	7.74
Class Y	1,000	0.96%	1,174.40	5.13	1,019.90	4.77

225

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Mid Cap Growth Fund
Class I	$1,000	0.66%	$1,217.10	$3.60	$1,021.30	$3.28
Class R5	1,000	0.76%	1,216.40	4.14	1,020.90	3.78
Service Class	1,000	0.86%	1,215.70	4.69	1,020.40	4.27
Administrative Class	1,000	0.96%	1,215.10	5.23	1,019.90	4.77
Class R4	1,000	1.11%	1,215.00	6.05	1,019.10	5.51
Class A	1,000	1.20%	1,213.90	6.53	1,018.70	5.96
Class R3	1,000	1.36%	1,212.90	7.40	1,017.90	6.75
Class Y	1,000	0.76%	1,216.40	4.14	1,020.90	3.78
Small Cap Growth Equity Fund
Class I	1,000	0.85%	1,218.40	4.64	1,020.40	4.22
Class R5	1,000	0.95%	1,218.30	5.18	1,019.90	4.72
Service Class	1,000	1.05%	1,216.50	5.72	1,019.40	5.21
Administrative Class	1,000	1.15%	1,216.90	6.27	1,018.90	5.71
Class R4	1,000	1.30%	1,215.20	7.08	1,018.20	6.45
Class A	1,000	1.38%	1,215.80	7.52	1,017.80	6.85
Class R3	1,000	1.55%	1,214.90	8.44	1,017.00	7.69
Class Y	1,000	0.95%	1,217.50	5.18	1,019.90	4.72
Overseas Fund
Class I	1,000	0.79%	1,144.80	4.17	1,020.70	3.93
Class R5	1,000	0.89%	1,144.00	4.69	1,020.20	4.42
Service Class	1,000	0.99%	1,142.80	5.22	1,019.70	4.92
Administrative Class	1,000	1.09%	1,143.60	5.75	1,019.20	5.41
Class R4	1,000	1.24%	1,141.60	6.53	1,018.50	6.15
Class A	1,000	1.32%	1,141.10	6.95	1,018.10	6.55
Class R3	1,000	1.49%	1,141.30	7.85	1,017.30	7.39
Class Y	1,000	0.89%	1,144.30	4.69	1,020.20	4.42
MM Select T. Rowe Price International Equity Fund
Class I	1,000	0.00%	1,141.80	0.00	1,024.60	0.00

*
Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2024, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 366 days in the year, unless stated otherwise.

226

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2024 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.
MM202504-308934

Underwriter: MML Distributors, LLC (MMLD), Member FINRA and SIPC (www.FINRA.org and www.SIPC.org),
1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to the Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Target Allocation Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Target Allocation Series, and who is the Series’ investment adviser?
The MassMutual (“MM”) Target Allocation Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are the MM 20/80 Allocation Fund, MM 40/60 Allocation Fund, MM 60/40 Allocation Fund, and MM 80/20 Allocation Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ stated asset allocation.
Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. The Funds are advised by MML Investment Advisers, LLC (MML Advisers). Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers, and may also include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.
Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:
•	MM 20/80 Allocation Fund: The Fund typically invests approximately 20% of its assets in equity and similar funds and approximately 80% in fixed income funds, including money market funds.
•	MM 40/60 Allocation Fund: The Fund typically invests approximately 40% of its assets in equity and similar funds and approximately 60% in fixed income funds, including money market funds.
•	MM 60/40 Allocation Fund: The Fund typically invests approximately 60% of its assets in equity and similar funds and approximately 40% in fixed income funds, including money market funds.
•	MM 80/20 Allocation Fund: The Fund typically invests approximately 80% of its assets in equity and similar funds and approximately 20% in fixed income funds, including money market funds.

1

MassMutual Target Allocation Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual 20/80 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/24
Fixed Income Funds	79.0%
Equity Funds	21.0%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual 60/40 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	61.2%
Fixed Income Funds	38.8%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual 40/60 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/24
Fixed Income Funds	58.8%
Equity Funds	41.3%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual 80/20 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	81.0%
Fixed Income Funds	19.0%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

2

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM by JPMorgan (target date) Series, and who are the Series’ investment adviser and subadviser?
The MassMutual (“MM”) RetireSMART by JPMorgan (target date) Series (the “Series”) comprises 11 Funds – each of which has a “fund of funds” structure.
The 11 Funds are MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund.
•	MM RetireSMART by JPMorgan In Retirement Fund seeks current income and some capital appreciation.
•
MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060/2065 Funds each seeks total return through the Fund’s asset allocation, which is designed to become more conservative over time. As each Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who retired on or plan to retire around the year specified in the Fund’s name (the target retirement year) and plan to or then withdraw their investment in the Fund over time throughout retirement (or designed for investors who are retired or expect to retire soon for the MM RetireSMART by JPMorgan In Retirement Fund). Each Fund is advised by MML Investment Advisers, LLC (MML Advisers) and subadvised by J.P. Morgan Investment Management Inc. (J.P. Morgan). J.P. Morgan has responsibility for determining each Fund’s strategic asset allocation (its “glide path” for each Fund with a target retirement year in its name) and tactical asset allocation (adjusting the Fund’s specific exposures in response to changes in market conditions). MML Advisers has overall responsibility for each Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds.
Each Fund with a specified target retirement year in its name seeks to help investors save for retirement and then, after reaching the target retirement year, withdraw a portion of their investment in the Fund each year until 35 years after the target retirement year, the target maturity year. Each Fund assumes a person will be at or around age 65 at the target retirement year.
Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers and J.P. Morgan Funds advised by J.P. Morgan or its affiliates, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Funds will typically invest 80% or more of their assets in mutual funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan, including typically a 15% to 35% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates. Non-affiliated Underlying Funds in which the Funds may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry.
Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy, as follows:
•
MM RetireSMART by JPMorgan In Retirement Fund: The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds.

•
MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060/2065 Funds: Each Fund’s asset allocation strategy is designed with two main goals in mind: promoting asset accumulation prior to retirement, during the Fund’s “Savings Phase,” and supporting investors withdrawing their investments in the Fund throughout retirement, during the Fund’s “Spending Phase.” As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year and then remaining relatively stable afterwards. The asset allocation strategy during the Savings Phase will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. During the Spending Phase, a Fund will generally have a greater emphasis on fixed income investments.

3

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan In Retirement Fund Asset Allocation (% of Net Assets) on 3/31/24
Fixed Income Funds	59.4%
Equity Funds	40.7%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2025 Fund Asset Allocation (% of Net Assets) on 3/31/24
Fixed Income Funds	54.1%
Equity Funds	45.9%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2035 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	71.0%
Fixed Income Funds	29.0%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2045 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	88.1%
Fixed Income Funds	11.9%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2020 Fund Asset Allocation (% of Net Assets) on 3/31/24
Fixed Income Funds	59.4%
Equity Funds	40.7%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2030 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	58.9%
Fixed Income Funds	41.2%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2040 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	80.7%
Fixed Income Funds	19.4%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2050 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	92.3%
Fixed Income Funds	7.8%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

4

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan 2055 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	92.2%
Fixed Income Funds	7.8%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2065 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	80.7%
Fixed Income Funds	6.8%
Total Long-Term Investments	87.5%
Other Assets & Liabilities	12.5%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2060 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	92.1%
Fixed Income Funds	7.8%
Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%
Net Assets	100.0%

5

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio Summaries (Unaudited)

What is the investment approach of the MassMutual Select T. Rowe Price Retirement Balanced Fund, and who is the Fund’s subadviser?
The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price. The Fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The Fund’s “neutral” allocations, which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook.

MassMutual Select T. Rowe Price Retirement Balanced Fund Asset Allocation (% of Net Assets) on 3/31/24
Fixed Income Funds	58.8%
Equity Funds	41.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

6

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select T. Rowe Price Retirement (target date) Series, and who is the Series’ subadviser?
The MassMutual (“MM”) Select T. Rowe Price (target-date) Series (the “Series”) comprises 13 Funds – each of which has a “fund of funds” structure. The 13 Funds are MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund. All Funds in the Series seek the highest total return over time consistent with an emphasis on both capital growth and income. Each Fund pursues its investment objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). Each Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. Each Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). The Underlying Funds in which each Fund invests are predominantly either advised or subadvised by T. Rowe Price.
Each Fund is managed based on the specific retirement year (e.g., target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would have retired or would plan to retire and likely stopped or would stop making new investments in the Fund. Each Fund is primarily designed for an investor who retired or anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement.
Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time, reaching approximately 55% allocation to stocks at the target date and continuing to decline until approximately 30 years after its target date, when its allocation to stocks and bonds will remain unchanged.

7

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2005 Fund Asset Allocation (% of Net Assets) on 3/31/24
Fixed Income Funds	56.8%
Equity Funds	43.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2015 Fund Asset Allocation (% of Net Assets) on 3/31/24
Fixed Income Funds	50.1%
Equity Funds	49.9%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2025 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	58.6%
Fixed Income Funds	41.4%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2035 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	80.5%
Fixed Income Funds	19.5%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2010 Fund Asset Allocation (% of Net Assets) on 3/31/24
Fixed Income Funds	53.0%
Equity Funds	47.0%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2020 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	53.2%
Fixed Income Funds	46.8%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2030 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	69.0%
Fixed Income Funds	31.0%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2040 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	89.8%
Fixed Income Funds	10.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

8

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2045 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	96.2%
Fixed Income Funds	3.8%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2055 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	98.6%
Fixed Income Funds	1.4%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2065 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	98.5%
Fixed Income Funds	1.4%
Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2050 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	97.9%
Fixed Income Funds	2.1%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2060 Fund Asset Allocation (% of Net Assets) on 3/31/24
Equity Funds	98.6%
Fixed Income Funds	1.4%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

9

MassMutual 20/80 Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 21.0%
DFA Commodity Strategy Portfolio	201,838	$904,235
Invesco Real Estate Fund, Class R6	42,092	707,571
MassMutual Blue Chip Growth Fund, Class I (a)	149,459	3,364,332
MassMutual Diversified Value Fund, Class I (a)	181,165	2,295,366
MassMutual Equity Opportunities Fund, Class I (a)	270,697	4,915,857
MassMutual Fundamental Value Fund, Class I (a)	222,134	2,063,626
MassMutual Growth Opportunities Fund, Class I (a) (b)	127,603	902,156
MassMutual International Equity Fund, Class I (a)	157,690	1,343,518
MassMutual Mid Cap Growth Fund, Class I (a)	50,082	1,081,278
MassMutual Mid Cap Value Fund, Class I (a)	89,137	1,099,057
MassMutual Overseas Fund, Class I (a)	304,450	2,721,782
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	18,325	291,369
MassMutual Small Cap Value Equity Fund, Class I (a)	65,571	579,647
MassMutual Strategic Emerging Markets Fund, Class I (a)	53,451	544,667
MM Equity Asset Fund, Class I (a)	1,117,798	8,987,092
Vanguard Developed Markets Index Fund, Admiral Shares	170,731	2,748,767
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	15,355	534,343
Vanguard Mid-Cap Index Fund, Admiral Shares	4,724	1,462,179
Vanguard Small-Cap Index Fund, Admiral Shares	5,340	584,902
		37,131,744

	Number of Shares	Value
Fixed Income Funds — 79.0%
Invesco International Bond Fund, Class R6	1,627,976	$7,032,857
MassMutual Core Bond Fund, Class I (a)	3,271,715	29,380,004
MassMutual Global Floating Rate Fund, Class I (a)	23,871	210,539
MassMutual High Yield Fund, Class I (a)	62,189	491,296
MassMutual Inflation-Protected and Income Fund, Class I (a)	75,170	696,074
MassMutual Short-Duration Bond Fund, Class I (a)	1,253,335	11,229,886
MassMutual Strategic Bond Fund, Class I (a)	4,126,863	35,078,338
MassMutual Total Return Bond Fund, Class I (a)	4,905,863	40,914,898
Vanguard Long-Term Treasury Index Fund, Admiral Shares	149,560	2,967,267
Vanguard Total Bond Market Index Fund, Institutional Shares	1,226,781	11,715,761
		139,716,920
TOTAL MUTUAL FUNDS (Cost $190,016,322)		176,848,664
TOTAL LONG-TERM INVESTMENTS (Cost $190,016,322)		176,848,664
TOTAL INVESTMENTS — 100.0% (Cost $190,016,322) (c)		176,848,664
Other Assets/ (Liabilities) — (0.0)%		(17,082)
NET ASSETS — 100.0%		$176,831,582

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
10

MassMutual 40/60 Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 41.3%
DFA Commodity Strategy Portfolio	206,272	$924,097
Invesco Real Estate Fund, Class R6	85,132	1,431,065
MassMutual Blue Chip Growth Fund, Class I (a)	302,492	6,809,085
MassMutual Diversified Value Fund, Class I (a)	368,899	4,673,956
MassMutual Equity Opportunities Fund, Class I (a)	552,382	10,031,262
MassMutual Fundamental Value Fund, Class I (a)	447,661	4,158,768
MassMutual Growth Opportunities Fund, Class I (a) (b)	254,909	1,802,206
MassMutual International Equity Fund, Class I (a)	318,071	2,709,961
MassMutual Mid Cap Growth Fund, Class I (a)	101,312	2,187,335
MassMutual Mid Cap Value Fund, Class I (a)	180,713	2,228,195
MassMutual Overseas Fund, Class I (a)	614,321	5,492,032
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	37,068	589,381
MassMutual Small Cap Value Equity Fund, Class I (a)	132,631	1,172,463
MassMutual Strategic Emerging Markets Fund, Class I (a)	107,912	1,099,620
MM Equity Asset Fund, Class I (a)	2,267,199	18,228,277
Vanguard Developed Markets Index Fund, Institutional Shares	348,402	5,619,731
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	31,375	1,091,863
Vanguard Mid-Cap Index Fund, Admiral Shares	9,652	2,987,340
Vanguard Small-Cap Index Fund, Admiral Shares	10,909	1,195,012
		74,431,649

	Number of Shares	Value
Fixed Income Funds — 58.8%
Invesco International Bond Fund, Class R6	1,243,269	$5,370,921
MassMutual Core Bond Fund, Class I (a)	2,472,943	22,207,030
MassMutual Global Floating Rate Fund, Class I (a)	18,254	160,995
MassMutual High Yield Fund, Class I (a)	47,404	374,493
MassMutual Inflation-Protected and Income Fund, Class I (a)	57,661	533,943
MassMutual Short-Duration Bond Fund, Class I (a)	954,689	8,554,017
MassMutual Strategic Bond Fund, Class I (a)	3,120,727	26,526,181
MassMutual Total Return Bond Fund, Class I (a)	3,709,849	30,940,139
Vanguard Long-Term Treasury Index Fund, Admiral Shares	125,573	2,491,371
Vanguard Total Bond Market Index Fund, Institutional Shares	934,616	8,925,586
		106,084,676
TOTAL MUTUAL FUNDS (Cost $190,153,793)		180,516,325
TOTAL LONG-TERM INVESTMENTS (Cost $190,153,793)		180,516,325
TOTAL INVESTMENTS — 100.1% (Cost $190,153,793) (c)		180,516,325
Other Assets/ (Liabilities) — (0.1)%		(117,593)
NET ASSETS — 100.0%		$180,398,732

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
11

MassMutual 60/40 Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 61.2%
DFA Commodity Strategy Portfolio	190,537	$853,607
Invesco Real Estate Fund, Class R6	118,321	1,988,972
MassMutual Blue Chip Growth Fund, Class I (a)	420,776	9,471,675
MassMutual Diversified Value Fund, Class I (a)	508,310	6,440,285
MassMutual Equity Opportunities Fund, Class I (a)	756,956	13,746,330
MassMutual Fundamental Value Fund, Class I (a)	623,549	5,792,768
MassMutual Growth Opportunities Fund, Class I (a) (b)	355,340	2,512,251
MassMutual International Equity Fund, Class I (a)	440,572	3,753,672
MassMutual Mid Cap Growth Fund, Class I (a)	140,791	3,039,682
MassMutual Mid Cap Value Fund, Class I (a)	250,590	3,089,769
MassMutual Overseas Fund, Class I (a)	852,015	7,617,010
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	51,615	820,682
MassMutual Small Cap Value Equity Fund, Class I (a)	184,337	1,629,535
MassMutual Strategic Emerging Markets Fund, Class I (a)	149,675	1,525,193
MM Equity Asset Fund, Class I (a)	3,153,720	25,355,908
Vanguard Developed Markets Index Fund, Institutional Shares	482,751	7,786,773
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	43,495	1,513,623
Vanguard Mid-Cap Index Fund, Admiral Shares	13,376	4,139,903
Vanguard Small-Cap Index Fund, Admiral Shares	15,119	1,656,126
		102,733,764

	Number of Shares	Value
Fixed Income Funds — 38.8%
Invesco International Bond Fund, Class R6	760,376	$3,284,825
MassMutual Core Bond Fund, Class I (a)	1,511,765	13,575,653
MassMutual Global Floating Rate Fund, Class I (a)	11,199	98,774
MassMutual High Yield Fund, Class I (a)	28,880	228,154
MassMutual Inflation-Protected and Income Fund, Class I (a)	35,878	332,235
MassMutual Short-Duration Bond Fund, Class I (a)	580,770	5,203,701
MassMutual Strategic Bond Fund, Class I (a)	1,906,297	16,203,522
MassMutual Total Return Bond Fund, Class I (a)	2,265,668	18,895,667
Vanguard Long-Term Treasury Index Fund, Admiral Shares	91,110	1,807,624
Vanguard Total Bond Market Index Fund, Institutional Shares	569,804	5,441,628
		65,071,783
TOTAL MUTUAL FUNDS (Cost $168,001,956)		167,805,547
TOTAL LONG-TERM INVESTMENTS (Cost $168,001,956)		167,805,547
TOTAL INVESTMENTS — 100.0% (Cost $168,001,956) (c)		167,805,547
Other Assets/ (Liabilities) — (0.0)%		(80,253)
NET ASSETS — 100.0%		$167,725,294

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
12

MassMutual 80/20 Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 81.0%
DFA Commodity Strategy Portfolio	146,891	$658,072
Invesco Real Estate Fund, Class R6	118,744	1,996,091
MassMutual Blue Chip Growth Fund, Class I (a)	423,175	9,525,671
MassMutual Diversified Value Fund, Class I (a)	512,652	6,495,298
MassMutual Equity Opportunities Fund, Class I (a)	764,797	13,888,721
MassMutual Fundamental Value Fund, Class I (a)	626,150	5,816,933
MassMutual Growth Opportunities Fund, Class I (a) (b)	355,793	2,515,458
MassMutual International Equity Fund, Class I (a)	436,832	3,721,809
MassMutual Mid Cap Growth Fund, Class I (a)	141,357	3,051,888
MassMutual Mid Cap Value Fund, Class I (a)	252,175	3,109,317
MassMutual Overseas Fund, Class I (a)	845,813	7,561,573
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	51,822	823,970
MassMutual Small Cap Value Equity Fund, Class I (a)	185,428	1,639,188
MassMutual Strategic Emerging Markets Fund, Class I (a)	148,652	1,514,761
MM Equity Asset Fund, Class I (a)	3,173,265	25,513,053
Vanguard Developed Markets Index Fund, Institutional Shares	496,647	8,010,915
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	44,738	1,556,884
Vanguard Mid-Cap Index Fund, Admiral Shares	13,760	4,258,837
Vanguard Small-Cap Index Fund, Admiral Shares	15,553	1,703,719
		103,362,158

	Number of Shares	Value
Fixed Income Funds — 19.0%
Invesco International Bond Fund, Class R6	287,985	$1,244,097
MassMutual Core Bond Fund, Class I (a)	552,215	4,958,887
MassMutual Global Floating Rate Fund, Class I (a)	7,388	65,161
MassMutual High Yield Fund, Class I (a)	7,994	63,155
MassMutual Inflation-Protected and Income Fund, Class I (a)	13,355	123,667
MassMutual Short-Duration Bond Fund, Class I (a)	216,942	1,943,803
MassMutual Strategic Bond Fund, Class I (a)	696,323	5,918,744
MassMutual Total Return Bond Fund, Class I (a)	828,518	6,909,844
Vanguard Long-Term Treasury Index Fund, Admiral Shares	51,182	1,015,443
Vanguard Total Bond Market Index Fund, Admiral Shares	213,125	2,035,340
		24,278,141
TOTAL MUTUAL FUNDS (Cost $122,340,370)		127,640,299
TOTAL LONG-TERM INVESTMENTS (Cost $122,340,370)		127,640,299
TOTAL INVESTMENTS — 100.0% (Cost $122,340,370) (c)		127,640,299
Other Assets/ (Liabilities) — (0.0)%		(45,131)
NET ASSETS — 100.0%		$127,595,168

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
13

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 40.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	60,094	$953,098
JPMorgan Large Cap Value Fund, Class R6	55,790	1,133,656
MassMutual Blue Chip Growth Fund, Class I (a)	70,573	1,588,594
MassMutual Diversified Value Fund, Class I (a)	77,235	978,562
MassMutual Equity Opportunities Fund, Class I (a)	140,118	2,544,551
MassMutual Fundamental Value Fund, Class I (a)	139,247	1,293,603
MassMutual Growth Opportunities Fund, Class I (a) (b)	67,160	474,821
MassMutual International Equity Fund, Class I (a)	172,016	1,465,578
MassMutual Mid Cap Growth Fund, Class I (a)	34,062	735,402
MassMutual Mid Cap Value Fund, Class I (a)	60,632	747,593
MassMutual Overseas Fund, Class I (a)	289,572	2,588,777
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	22,102	351,415
MassMutual Small Cap Value Equity Fund, Class I (a)	53,027	468,756
MassMutual Strategic Emerging Markets Fund, Class I (a)	177,191	1,805,573
MM Equity Asset Fund, Class I (a)	992,341	7,978,425
Vanguard Developed Markets Index Fund, Admiral Shares	213,832	3,442,697
Vanguard Mid-Cap Index Fund, Admiral Shares	2,094	648,223
Vanguard Real Estate Index Fund, Admiral Shares	4,894	600,113
Vanguard Small-Cap Index Fund, Admiral Shares	3,298	361,311
		30,160,748

	Number of Shares	Value
Fixed Income Funds — 59.4%
JPMorgan Emerging Markets Debt Fund, Class R6	214,098	$1,329,549
JPMorgan U.S. Government Money Market Fund, Class IM	3,660,262	3,660,262
MassMutual Core Bond Fund, Class I (a)	1,764,496	15,845,171
MassMutual High Yield Fund, Class I (a)	616,780	4,872,564
MassMutual Inflation-Protected and Income Fund, Class I (a)	393,723	3,645,872
MassMutual Strategic Bond Fund, Class I (a)	624,608	5,309,166
MassMutual Total Return Bond Fund, Class I (a)	636,407	5,307,632
Vanguard Total Bond Market Index Fund, Admiral Shares	420,984	4,020,396
		43,990,612
TOTAL MUTUAL FUNDS (Cost $74,395,525)		74,151,360
TOTAL LONG-TERM INVESTMENTS (Cost $74,395,525)		74,151,360
TOTAL INVESTMENTS — 100.1% (Cost $74,395,525) (c)		74,151,360
Other Assets/ (Liabilities) — (0.1)%		(70,353)
NET ASSETS — 100.0%		$74,081,007

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
14

MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 40.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	94,662	$1,501,333
JPMorgan Large Cap Value Fund, Class R6	87,874	1,785,601
MassMutual Blue Chip Growth Fund, Class I (a)	110,864	2,495,544
MassMutual Diversified Value Fund, Class I (a)	121,652	1,541,330
MassMutual Equity Opportunities Fund, Class I (a)	221,311	4,019,004
MassMutual Fundamental Value Fund, Class I (a)	218,773	2,032,405
MassMutual Growth Opportunities Fund, Class I (a) (b)	105,775	747,832
MassMutual International Equity Fund, Class I (a)	271,157	2,310,257
MassMutual Mid Cap Growth Fund, Class I (a)	53,647	1,158,244
MassMutual Mid Cap Value Fund, Class I (a)	95,491	1,177,405
MassMutual Overseas Fund, Class I (a)	454,006	4,058,818
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	34,818	553,603
MassMutual Small Cap Value Equity Fund, Class I (a)	83,456	737,750
MassMutual Strategic Emerging Markets Fund, Class I (a)	279,429	2,847,378
MM Equity Asset Fund, Class I (a)	1,558,784	12,532,620
Vanguard Developed Markets Index Fund, Institutional Shares	335,944	5,418,772
Vanguard Mid-Cap Index Fund, Admiral Shares	3,294	1,019,609
Vanguard Real Estate Index Fund, Admiral Shares	7,698	943,895
Vanguard Small-Cap Index Fund, Admiral Shares	5,188	568,329
		47,449,729

	Number of Shares	Value
Fixed Income Funds — 59.4%
JPMorgan Emerging Markets Debt Fund, Class R6	337,167	$2,093,806
JPMorgan U.S. Government Money Market Fund, Class IM	5,763,895	5,763,895
MassMutual Core Bond Fund, Class I (a)	2,772,410	24,896,245
MassMutual High Yield Fund, Class I (a)	974,354	7,697,399
MassMutual Inflation-Protected and Income Fund, Class I (a)	619,995	5,741,158
MassMutual Strategic Bond Fund, Class I (a)	981,350	8,341,473
MassMutual Total Return Bond Fund, Class I (a)	999,936	8,339,468
Vanguard Total Bond Market Index Fund, Institutional Shares	662,125	6,323,290
		69,196,734
TOTAL MUTUAL FUNDS (Cost $115,988,480)		116,646,463
TOTAL LONG-TERM INVESTMENTS (Cost $115,988,480)		116,646,463
TOTAL INVESTMENTS — 100.1% (Cost $115,988,480) (c)		116,646,463
Other Assets/ (Liabilities) — (0.1)%		(103,084)
NET ASSETS — 100.0%		$116,543,379

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
15

MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 45.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	126,423	$2,005,062
JPMorgan Large Cap Value Fund, Class R6	117,342	2,384,386
MassMutual Blue Chip Growth Fund, Class I (a)	147,739	3,325,602
MassMutual Diversified Value Fund, Class I (a)	162,440	2,058,109
MassMutual Equity Opportunities Fund, Class I (a)	293,086	5,322,448
MassMutual Fundamental Value Fund, Class I (a)	291,576	2,708,739
MassMutual Growth Opportunities Fund, Class I (a) (b)	141,327	999,180
MassMutual International Equity Fund, Class I (a)	361,814	3,082,655
MassMutual Mid Cap Growth Fund, Class I (a)	71,455	1,542,705
MassMutual Mid Cap Value Fund, Class I (a)	127,164	1,567,927
MassMutual Overseas Fund, Class I (a)	602,211	5,383,764
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	46,459	738,699
MassMutual Small Cap Value Equity Fund, Class I (a)	111,413	984,894
MassMutual Strategic Emerging Markets Fund, Class I (a)	372,216	3,792,884
MM Equity Asset Fund, Class I (a)	2,073,717	16,672,687
Vanguard Developed Markets Index Fund, Institutional Shares	447,677	7,221,030
Vanguard Mid-Cap Index Fund, Admiral Shares	4,390	1,358,823
Vanguard Real Estate Index Fund, Admiral Shares	10,224	1,253,557
Vanguard Small-Cap Index Fund, Admiral Shares	6,915	757,432
		63,160,583

	Number of Shares	Value
Fixed Income Funds — 54.1%
JPMorgan Emerging Markets Debt Fund, Class R6	362,523	$2,251,265
JPMorgan U.S. Government Money Market Fund, Class IM	4,085,972	4,085,972
MassMutual Core Bond Fund, Class I (a)	3,148,063	28,269,610
MassMutual High Yield Fund, Class I (a)	1,042,456	8,235,402
MassMutual Inflation-Protected and Income Fund, Class I (a)	586,109	5,427,366
MassMutual Strategic Bond Fund, Class I (a)	1,115,240	9,479,538
MassMutual Total Return Bond Fund, Class I (a)	1,136,690	9,479,999
Vanguard Total Bond Market Index Fund, Institutional Shares	753,057	7,191,691
		74,420,843
TOTAL MUTUAL FUNDS (Cost $138,400,230)		137,581,426
TOTAL LONG-TERM INVESTMENTS (Cost $138,400,230)		137,581,426
TOTAL INVESTMENTS — 100.0% (Cost $138,400,230) (c)		137,581,426
Other Assets/ (Liabilities) — (0.0)%		(46,568)
NET ASSETS — 100.0%		$137,534,858

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
16

MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 58.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	321,038	$5,091,667
JPMorgan Large Cap Value Fund, Class R6	297,393	6,043,031
MassMutual Blue Chip Growth Fund, Class I (a)	373,234	8,401,497
MassMutual Diversified Value Fund, Class I (a)	410,907	5,206,196
MassMutual Equity Opportunities Fund, Class I (a)	742,811	13,489,445
MassMutual Fundamental Value Fund, Class I (a)	736,721	6,844,134
MassMutual Growth Opportunities Fund, Class I (a) (b)	358,937	2,537,684
MassMutual International Equity Fund, Class I (a)	915,525	7,800,276
MassMutual Mid Cap Growth Fund, Class I (a)	180,794	3,903,343
MassMutual Mid Cap Value Fund, Class I (a)	321,720	3,966,811
MassMutual Overseas Fund, Class I (a)	1,540,436	13,771,501
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	116,150	1,846,781
MassMutual Small Cap Value Equity Fund, Class I (a)	278,542	2,462,313
MassMutual Strategic Emerging Markets Fund, Class I (a)	947,670	9,656,762
MM Equity Asset Fund, Class I (a)	5,247,501	42,189,909
Vanguard Developed Markets Index Fund, Institutional Shares	1,117,050	18,018,017
Vanguard Mid-Cap Index Fund, Admiral Shares	10,902	3,374,315
Vanguard Real Estate Index Fund, Admiral Shares	25,302	3,102,225
Vanguard Small-Cap Index Fund, Admiral Shares	17,034	1,865,875
		159,571,782

	Number of Shares	Value
Fixed Income Funds — 41.2%
JPMorgan Emerging Markets Debt Fund, Class R6	541,046	$3,359,899
MassMutual Core Bond Fund, Class I (a)	5,316,429	47,741,531
MassMutual High Yield Fund, Class I (a)	1,562,397	12,342,939
MassMutual Inflation-Protected and Income Fund, Class I (a)	432,453	4,004,511
MassMutual Strategic Bond Fund, Class I (a)	1,882,982	16,005,347
MassMutual Total Return Bond Fund, Class I (a)	1,919,385	16,007,672
Vanguard Total Bond Market Index Fund, Institutional Shares	1,252,012	11,956,715
		111,418,614
TOTAL MUTUAL FUNDS (Cost $263,776,919)		270,990,396
TOTAL LONG-TERM INVESTMENTS (Cost $263,776,919)		270,990,396
TOTAL INVESTMENTS — 100.1% (Cost $263,776,919) (c)		270,990,396
Other Assets/ (Liabilities) — (0.1)%		(238,301)
NET ASSETS — 100.0%		$270,752,095

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
17

MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 71.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	437,361	$6,936,541
JPMorgan Large Cap Value Fund, Class R6	217,260	4,414,720
MassMutual Blue Chip Growth Fund, Class I (a)	412,821	9,292,606
MassMutual Diversified Value Fund, Class I (a)	300,222	3,803,808
MassMutual Equity Opportunities Fund, Class I (a)	339,766	6,170,148
MassMutual Fundamental Value Fund, Class I (a)	475,571	4,418,054
MassMutual Growth Opportunities Fund, Class I (a) (b)	436,667	3,087,234
MassMutual International Equity Fund, Class I (a)	839,033	7,148,565
MassMutual Mid Cap Growth Fund, Class I (a)	132,025	2,850,413
MassMutual Mid Cap Value Fund, Class I (a)	235,015	2,897,731
MassMutual Overseas Fund, Class I (a)	1,295,619	11,582,837
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	84,399	1,341,950
MassMutual Small Cap Value Equity Fund, Class I (a)	202,375	1,788,994
MassMutual Strategic Emerging Markets Fund, Class I (a)	371,412	3,784,689
MM Equity Asset Fund, Class I (a)	3,867,452	31,094,313
Vanguard Developed Markets Index Fund, Institutional Shares	653,532	10,541,467
Vanguard Mid-Cap Index Fund, Admiral Shares	8,206	2,539,883
Vanguard Real Estate Index Fund, Admiral Shares	19,116	2,343,851
Vanguard Small-Cap Index Fund, Admiral Shares	12,708	1,392,046
		117,429,850

	Number of Shares	Value
Fixed Income Funds — 29.0%
JPMorgan Emerging Markets Debt Fund, Class R6	231,665	$1,438,638
MassMutual Core Bond Fund, Class I (a)	919,196	8,254,384
MassMutual High Yield Fund, Class I (a)	674,841	5,331,240
MassMutual Strategic Bond Fund, Class I (a)	1,813,982	15,418,850
MassMutual Total Return Bond Fund, Class I (a)	1,848,100	15,413,154
Vanguard Total Bond Market Index Fund, Admiral Shares	220,893	2,109,528
		47,965,794
TOTAL MUTUAL FUNDS (Cost $161,638,899)		165,395,644
TOTAL LONG-TERM INVESTMENTS (Cost $161,638,899)		165,395,644
TOTAL INVESTMENTS — 100.0% (Cost $161,638,899) (c)		165,395,644
Other Assets/ (Liabilities) — (0.0)%		(72,574)
NET ASSETS — 100.0%		$165,323,070

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
18

MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 80.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	624,487	$9,904,358
JPMorgan Large Cap Value Fund, Class R6	310,231	6,303,888
MassMutual Blue Chip Growth Fund, Class I (a)	587,012	13,213,638
MassMutual Diversified Value Fund, Class I (a)	429,488	5,441,614
MassMutual Equity Opportunities Fund, Class I (a)	484,058	8,790,485
MassMutual Fundamental Value Fund, Class I (a)	675,527	6,275,642
MassMutual Growth Opportunities Fund, Class I (a) (b)	623,110	4,405,388
MassMutual International Equity Fund, Class I (a)	1,201,167	10,233,944
MassMutual Mid Cap Growth Fund, Class I (a)	189,347	4,088,000
MassMutual Mid Cap Value Fund, Class I (a)	337,060	4,155,951
MassMutual Overseas Fund, Class I (a)	1,842,330	16,470,428
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	121,862	1,937,599
MassMutual Small Cap Value Equity Fund, Class I (a)	291,574	2,577,515
MassMutual Strategic Emerging Markets Fund, Class I (a)	530,410	5,404,876
MM Equity Asset Fund, Class I (a)	5,498,254	44,205,961
Vanguard Developed Markets Index Fund, Institutional Shares	927,397	14,958,906
Vanguard Mid-Cap Index Fund, Admiral Shares	11,686	3,616,923
Vanguard Real Estate Index Fund, Admiral Shares	27,406	3,360,195
Vanguard Small-Cap Index Fund, Admiral Shares	18,143	1,987,355
		167,332,666

	Number of Shares	Value
Fixed Income Funds — 19.4%
JPMorgan Emerging Markets Debt Fund, Class R6	198,465	$1,232,467
MassMutual Core Bond Fund, Class I (a)	767,731	6,894,224
MassMutual High Yield Fund, Class I (a)	566,211	4,473,068
MassMutual Strategic Bond Fund, Class I (a)	1,516,618	12,891,252
MassMutual Total Return Bond Fund, Class I (a)	1,544,661	12,882,472
Vanguard Total Bond Market Index Fund, Admiral Shares	184,005	1,757,245
		40,130,728
TOTAL MUTUAL FUNDS (Cost $195,344,684)		207,463,394
TOTAL LONG-TERM INVESTMENTS (Cost $195,344,684)		207,463,394
TOTAL INVESTMENTS — 100.1% (Cost $195,344,684) (c)		207,463,394
Other Assets/ (Liabilities) — (0.1)%		(130,747)
NET ASSETS — 100.0%		$207,332,647

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
19

MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 88.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	419,650	$6,655,644
JPMorgan Large Cap Value Fund, Class R6	210,953	4,286,559
MassMutual Blue Chip Growth Fund, Class I (a)	399,991	9,003,806
MassMutual Diversified Value Fund, Class I (a)	291,998	3,699,619
MassMutual Equity Opportunities Fund, Class I (a)	329,641	5,986,283
MassMutual Fundamental Value Fund, Class I (a)	460,315	4,276,328
MassMutual Growth Opportunities Fund, Class I (a) (b)	422,837	2,989,456
MassMutual International Equity Fund, Class I (a)	814,572	6,940,153
MassMutual Mid Cap Growth Fund, Class I (a)	127,671	2,756,421
MassMutual Mid Cap Value Fund, Class I (a)	228,211	2,813,836
MassMutual Overseas Fund, Class I (a)	1,261,708	11,279,673
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	81,610	1,297,605
MassMutual Small Cap Value Equity Fund, Class I (a)	195,554	1,728,698
MassMutual Strategic Emerging Markets Fund, Class I (a)	358,124	3,649,286
MM Equity Asset Fund, Class I (a)	3,749,566	30,146,509
Vanguard Developed Markets Index Fund, Institutional Shares	631,701	10,189,341
Vanguard Mid-Cap Index Fund, Admiral Shares	7,967	2,465,884
Vanguard Real Estate Index Fund, Admiral Shares	18,624	2,283,465
Vanguard Small-Cap Index Fund, Admiral Shares	12,298	1,347,133
		113,795,699

	Number of Shares	Value
Fixed Income Funds — 11.9%
JPMorgan Emerging Markets Debt Fund, Class R6	75,973	$471,794
MassMutual Core Bond Fund, Class I (a)	294,143	2,641,404
MassMutual High Yield Fund, Class I (a)	216,724	1,712,120
MassMutual Strategic Bond Fund, Class I (a)	580,184	4,931,565
MassMutual Total Return Bond Fund, Class I (a)	591,432	4,932,540
Vanguard Total Bond Market Index Fund, Admiral Shares	70,557	673,819
		15,363,242
TOTAL MUTUAL FUNDS (Cost $122,711,372)		129,158,941
TOTAL LONG-TERM INVESTMENTS (Cost $122,711,372)		129,158,941
TOTAL INVESTMENTS — 100.0% (Cost $122,711,372) (c)		129,158,941
Other Assets/ (Liabilities) — (0.0)%		(48,273)
NET ASSETS — 100.0%		$129,110,668

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
20

MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 92.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	532,111	$8,439,274
JPMorgan Large Cap Value Fund, Class R6	264,996	5,384,716
MassMutual Blue Chip Growth Fund, Class I (a)	503,277	11,328,767
MassMutual Diversified Value Fund, Class I (a)	366,837	4,647,826
MassMutual Equity Opportunities Fund, Class I (a)	414,092	7,519,902
MassMutual Fundamental Value Fund, Class I (a)	579,171	5,380,502
MassMutual Growth Opportunities Fund, Class I (a) (b)	532,175	3,762,474
MassMutual International Equity Fund, Class I (a)	1,027,749	8,756,426
MassMutual Mid Cap Growth Fund, Class I (a)	161,378	3,484,141
MassMutual Mid Cap Value Fund, Class I (a)	287,304	3,542,464
MassMutual Overseas Fund, Class I (a)	1,589,276	14,208,131
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	102,950	1,636,903
MassMutual Small Cap Value Equity Fund, Class I (a)	247,283	2,185,985
MassMutual Strategic Emerging Markets Fund, Class I (a)	451,937	4,605,238
MM Equity Asset Fund, Class I (a)	4,717,354	37,927,529
Vanguard Developed Markets Index Fund, Institutional Shares	783,612	12,639,660
Vanguard Mid-Cap Index Fund, Admiral Shares	9,883	3,058,804
Vanguard Real Estate Index Fund, Admiral Shares	23,178	2,841,846
Vanguard Small-Cap Index Fund, Admiral Shares	15,256	1,671,113
		143,021,701

	Number of Shares	Value
Fixed Income Funds — 7.8%
JPMorgan Emerging Markets Debt Fund, Class R6	61,705	$383,188
MassMutual Core Bond Fund, Class I (a)	231,006	2,074,430
MassMutual High Yield Fund, Class I (a)	173,045	1,367,058
MassMutual Strategic Bond Fund, Class I (a)	455,507	3,871,806
MassMutual Total Return Bond Fund, Class I (a)	464,088	3,870,490
Vanguard Total Bond Market Index Fund, Admiral Shares	54,520	520,665
		12,087,637
TOTAL MUTUAL FUNDS (Cost $142,418,373)		155,109,338
TOTAL LONG-TERM INVESTMENTS (Cost $142,418,373)		155,109,338
TOTAL INVESTMENTS — 100.1% (Cost $142,418,373) (c)		155,109,338
Other Assets/ (Liabilities) — (0.1)%		(92,940)
NET ASSETS — 100.0%		$155,016,398

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
21

MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 92.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	250,022	$3,965,350
JPMorgan Large Cap Value Fund, Class R6	123,613	2,511,817
MassMutual Blue Chip Growth Fund, Class I (a)	235,891	5,309,908
MassMutual Diversified Value Fund, Class I (a)	171,112	2,167,988
MassMutual Equity Opportunities Fund, Class I (a)	192,843	3,502,025
MassMutual Fundamental Value Fund, Class I (a)	271,467	2,521,931
MassMutual Growth Opportunities Fund, Class I (a) (b)	248,248	1,755,115
MassMutual International Equity Fund, Class I (a)	479,359	4,084,135
MassMutual Mid Cap Growth Fund, Class I (a)	75,464	1,629,259
MassMutual Mid Cap Value Fund, Class I (a)	134,315	1,656,104
MassMutual Overseas Fund, Class I (a)	743,016	6,642,566
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	48,159	765,731
MassMutual Small Cap Value Equity Fund, Class I (a)	115,633	1,022,197
MassMutual Strategic Emerging Markets Fund, Class I (a)	213,541	2,175,986
MM Equity Asset Fund, Class I (a)	2,211,353	17,779,281
Vanguard Developed Markets Index Fund, Institutional Shares	365,358	5,893,231
Vanguard Mid-Cap Index Fund, Admiral Shares	4,608	1,426,224
Vanguard Real Estate Index Fund, Admiral Shares	10,808	1,325,113
Vanguard Small-Cap Index Fund, Admiral Shares	7,113	779,170
		66,913,131

	Number of Shares	Value
Fixed Income Funds — 7.8%
JPMorgan Emerging Markets Debt Fund, Class R6	28,809	$178,901
MassMutual Core Bond Fund, Class I (a)	108,031	970,118
MassMutual High Yield Fund, Class I (a)	80,591	636,672
MassMutual Strategic Bond Fund, Class I (a)	213,411	1,813,993
MassMutual Total Return Bond Fund, Class I (a)	217,411	1,813,205
Vanguard Total Bond Market Index Fund, Admiral Shares	25,423	242,789
		5,655,678
TOTAL MUTUAL FUNDS (Cost $68,123,130)		72,568,809
TOTAL LONG-TERM INVESTMENTS (Cost $68,123,130)		72,568,809
TOTAL INVESTMENTS — 100.0% (Cost $68,123,130) (c)		72,568,809
Other Assets/ (Liabilities) — (0.0)%		(14,990)
NET ASSETS — 100.0%		$72,553,819

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
22

MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 99.9%
Equity Funds — 92.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	94,775	$1,503,128
JPMorgan Large Cap Value Fund, Class R6	46,766	950,282
MassMutual Blue Chip Growth Fund, Class I (a)	89,270	2,009,465
MassMutual Diversified Value Fund, Class I (a)	64,802	821,044
MassMutual Equity Opportunities Fund, Class I (a)	73,084	1,327,208
MassMutual Fundamental Value Fund, Class I (a)	102,728	954,342
MassMutual Growth Opportunities Fund, Class I (a) (b)	94,022	664,736
MassMutual International Equity Fund, Class I (a)	181,992	1,550,571
MassMutual Mid Cap Growth Fund, Class I (a)	28,584	617,125
MassMutual Mid Cap Value Fund, Class I (a)	50,869	627,218
MassMutual Overseas Fund, Class I (a)	282,334	2,524,065
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	18,259	290,319
MassMutual Small Cap Value Equity Fund, Class I (a)	43,714	386,431
MassMutual Strategic Emerging Markets Fund, Class I (a)	80,640	821,719
MM Equity Asset Fund, Class I (a)	836,859	6,728,346
Vanguard Developed Markets Index Fund, Admiral Shares	137,258	2,209,858
Vanguard Mid-Cap Index Fund, Admiral Shares	1,729	535,231
Vanguard Real Estate Index Fund, Admiral Shares	4,056	497,358
Vanguard Small-Cap Index Fund, Admiral Shares	2,669	292,383
		25,310,829

	Number of Shares	Value
Fixed Income Funds — 7.8%
JPMorgan Emerging Markets Debt Fund, Class R6	10,897	$67,671
MassMutual Core Bond Fund, Class I (a)	40,893	367,218
MassMutual High Yield Fund, Class I (a)	30,499	240,946
MassMutual Strategic Bond Fund, Class I (a)	80,789	686,704
MassMutual Total Return Bond Fund, Class I (a)	82,289	686,293
Vanguard Total Bond Market Index Fund, Admiral Shares	9,543	91,139
		2,139,971
TOTAL MUTUAL FUNDS (Cost $25,347,648)		27,450,800
TOTAL LONG-TERM INVESTMENTS (Cost $25,347,648)		27,450,800
TOTAL INVESTMENTS — 99.9% (Cost $25,347,648) (c)		27,450,800
Other Assets/ (Liabilities) — 0.1%		24,751
NET ASSETS — 100.0%		$27,475,551

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
23

MassMutual RetireSMARTSM by JPMorgan 2065 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 87.5%
Equity Funds — 80.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	3,426	$54,340
JPMorgan Large Cap Value Fund, Class R6	1,686	34,258
MassMutual Blue Chip Growth Fund, Class I (a)	3,201	72,056
MassMutual Diversified Value Fund, Class I (a)	2,333	29,564
MassMutual Equity Opportunities Fund, Class I (a)	2,640	47,949
MassMutual Fundamental Value Fund, Class I (a)	3,684	34,222
MassMutual Growth Opportunities Fund, Class I (a) (b)	3,393	23,985
MassMutual International Equity Fund, Class I (a)	6,582	56,077
MassMutual Mid Cap Growth Fund, Class I (a)	1,029	22,227
MassMutual Mid Cap Value Fund, Class I (a)	1,832	22,588
MassMutual Overseas Fund, Class I (a)	10,133	90,589
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	659	10,486
MassMutual Small Cap Value Equity Fund, Class I (a)	1,580	13,965
MassMutual Strategic Emerging Markets Fund, Class I (a)	2,909	29,640
MM Equity Asset Fund, Class I (a)	30,003	241,224
Vanguard Developed Markets Index Fund, Admiral Shares	4,861	78,261
Vanguard Mid-Cap Index Fund, Admiral Shares	61	18,950
Vanguard Real Estate Index Fund, Admiral Shares	144	17,605
Vanguard Small-Cap Index Fund, Admiral Shares	95	10,353
		908,339

	Number of Shares	Value
Fixed Income Funds — 6.8%
JPMorgan Emerging Markets Debt Fund, Class R6	393	$2,443
MassMutual Core Bond Fund, Class I (a)	1,467	13,175
MassMutual High Yield Fund, Class I (a)	1,102	8,710
MassMutual Strategic Bond Fund, Class I (a)	2,895	24,606
MassMutual Total Return Bond Fund, Class I (a)	2,954	24,634
Vanguard Total Bond Market Index Fund, Admiral Shares	338	3,225
		76,793
TOTAL MUTUAL FUNDS (Cost $905,439)		985,132
TOTAL LONG-TERM INVESTMENTS (Cost $905,439)		985,132
TOTAL INVESTMENTS — 87.5% (Cost $905,439) (c)		985,132
Other Assets/ (Liabilities) — 12.5%		141,193
NET ASSETS — 100.0%		$1,126,325

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
24

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 41.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,936,748	$21,478,536
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,232,294	33,372,797
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	470,455	5,527,841
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	889,473	12,007,884
MM S&P 500 Index Fund, Class I (a)	375,735	6,338,650
T. Rowe Price Hedged Equity Fund, Class I	778,557	9,062,407
		87,788,115
Fixed Income Funds — 58.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,088,836	43,509,550
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,036,208	8,009,889
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,549,124	41,033,097
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,337,302	6,766,750
State Street Institutional U.S. Government Money Market Fund	5,423,590	5,423,590

	Number of Shares	Value
T. Rowe Price Dynamic Credit Fund, Class I	317,681	$2,792,412
T. Rowe Price Dynamic Global Bond Fund, Class I	974,606	7,533,705
T. Rowe Price Institutional Floating Rate Fund	310,851	2,940,652
T. Rowe Price Institutional High Yield Fund	926,126	7,205,261
		125,214,906
TOTAL MUTUAL FUNDS (Cost $218,884,959)		213,003,021
TOTAL LONG-TERM INVESTMENTS (Cost $218,884,959)		213,003,021
TOTAL INVESTMENTS — 100.0% (Cost $218,884,959) (b)		213,003,021
Other Assets/ (Liabilities) — (0.0)%		(68,016)
NET ASSETS — 100.0%		$212,935,005

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
25

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 43.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	176,052	$1,952,413
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	201,893	3,018,293
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	43,487	510,975
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	80,406	1,085,476
MM S&P 500 Index Fund, Class I (a)	34,630	584,202
T. Rowe Price Hedged Equity Fund, Class I	70,019	815,020
		7,966,379
Fixed Income Funds — 56.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	445,709	3,810,812
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	88,235	682,056
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	342,785	3,091,921
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	119,579	605,070
State Street Institutional U.S. Government Money Market Fund	506,667	506,667

	Number of Shares	Value
T. Rowe Price Dynamic Credit Fund, Class I	27,419	$241,010
T. Rowe Price Dynamic Global Bond Fund, Class I	83,939	648,852
T. Rowe Price Institutional Floating Rate Fund	26,519	250,868
T. Rowe Price Institutional High Yield Fund	81,099	630,948
		10,468,204
TOTAL MUTUAL FUNDS (Cost $18,227,644)		18,434,583
TOTAL LONG-TERM INVESTMENTS (Cost $18,227,644)		18,434,583
TOTAL INVESTMENTS — 100.0% (Cost $18,227,644) (b)		18,434,583
Other Assets/ (Liabilities) — (0.0)%		(3,305)
NET ASSETS — 100.0%		$18,431,278

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
26

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 47.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,059,754	$11,752,675
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,214,921	18,163,066
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	261,908	3,077,418
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	485,530	6,554,656
MM S&P 500 Index Fund, Class I (a)	201,638	3,401,626
T. Rowe Price Hedged Equity Fund, Class I	421,920	4,911,145
		47,860,586
Fixed Income Funds — 53.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,344,858	20,048,540
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	454,647	3,514,420
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,672,874	15,089,328
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	663,172	3,355,651
State Street Institutional U.S. Government Money Market Fund	2,690,353	2,690,353

	Number of Shares	Value
T. Rowe Price Dynamic Credit Fund, Class I	149,183	$1,311,317
T. Rowe Price Dynamic Global Bond Fund, Class I	445,429	3,443,164
T. Rowe Price Institutional Floating Rate Fund	137,114	1,297,099
T. Rowe Price Institutional High Yield Fund	420,500	3,271,489
		54,021,361
TOTAL MUTUAL FUNDS (Cost $103,928,320)		101,881,947
TOTAL LONG-TERM INVESTMENTS (Cost $103,928,320)		101,881,947
TOTAL INVESTMENTS — 100.0% (Cost $103,928,320) (b)		101,881,947
Other Assets/ (Liabilities) — (0.0)%		(31,179)
NET ASSETS — 100.0%		$101,850,768

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
27

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 49.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,260,396	$13,977,789
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,442,382	21,563,615
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	310,889	3,652,947
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	578,934	7,815,612
MM S&P 500 Index Fund, Class I (a)	224,566	3,788,423
T. Rowe Price Hedged Equity Fund, Class I	501,433	5,836,679
		56,635,065
Fixed Income Funds — 50.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,522,224	21,565,013
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	486,787	3,762,862
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,621,601	14,626,845
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	743,138	3,760,280
State Street Institutional U.S. Government Money Market Fund	3,126,986	3,126,986

	Number of Shares	Value
T. Rowe Price Dynamic Credit Fund, Class I	152,981	$1,344,704
T. Rowe Price Dynamic Global Bond Fund, Class I	480,106	3,711,218
T. Rowe Price Institutional Floating Rate Fund	148,415	1,404,005
T. Rowe Price Institutional High Yield Fund	451,248	3,510,711
		56,812,624
TOTAL MUTUAL FUNDS (Cost $115,409,027)		113,447,689
TOTAL LONG-TERM INVESTMENTS (Cost $115,409,027)		113,447,689
TOTAL INVESTMENTS — 100.0% (Cost $115,409,027) (b)		113,447,689
Other Assets/ (Liabilities) — (0.0)%		(31,131)
NET ASSETS — 100.0%		$113,416,558

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
28

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 53.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,952,686	$66,015,293
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,827,487	102,070,937
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,465,366	17,218,050
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,724,468	36,780,320
MM S&P 500 Index Fund, Class I (a)	1,030,161	17,378,818
T. Rowe Price Hedged Equity Fund, Class I	2,357,785	27,444,616
		266,908,034
Fixed Income Funds — 46.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	10,724,637	91,695,643
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,999,158	15,453,492
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	6,097,097	54,995,813
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,209,070	16,237,894
State Street Institutional U.S. Government Money Market Fund	14,186,989	14,186,989

	Number of Shares	Value
T. Rowe Price Dynamic Credit Fund, Class I	671,547	$5,902,902
T. Rowe Price Dynamic Global Bond Fund, Class I	2,017,290	15,593,656
T. Rowe Price Institutional Floating Rate Fund	601,267	5,687,984
T. Rowe Price Institutional High Yield Fund	1,897,252	14,760,622
		234,514,995
TOTAL MUTUAL FUNDS (Cost $509,251,291)		501,423,029
TOTAL LONG-TERM INVESTMENTS (Cost $509,251,291)		501,423,029
TOTAL INVESTMENTS — 100.0% (Cost $509,251,291) (b)		501,423,029
Other Assets/ (Liabilities) — (0.0)%		(210,345)
NET ASSETS — 100.0%		$501,212,684

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
29

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 58.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	7,206,631	$79,921,535
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,249,609	123,331,649
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,739,679	20,441,225
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,291,335	44,433,027
MM S&P 500 Index Fund, Class I (a)	1,197,348	20,199,255
T. Rowe Price Hedged Equity Fund, Class I	2,355,054	27,412,829
		315,739,520
Fixed Income Funds — 41.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	10,544,130	90,152,314
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,849,264	14,294,808
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,972,479	44,851,763
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,483,960	17,628,839
State Street Institutional U.S. Government Money Market Fund	17,095,904	17,095,904

	Number of Shares	Value
T. Rowe Price Dynamic Credit Fund, Class I	522,042	$4,588,753
T. Rowe Price Dynamic Global Bond Fund, Class I	1,996,168	15,430,376
T. Rowe Price Institutional Floating Rate Fund	547,846	5,182,624
T. Rowe Price Institutional High Yield Fund	1,735,546	13,502,552
		222,727,933
TOTAL MUTUAL FUNDS (Cost $543,656,101)		538,467,453
TOTAL LONG-TERM INVESTMENTS (Cost $543,656,101)		538,467,453
TOTAL INVESTMENTS — 100.0% (Cost $543,656,101) (b)		538,467,453
Other Assets/ (Liabilities) — (0.0)%		(207,096)
NET ASSETS — 100.0%		$538,260,357

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
30

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 69.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	23,820,876	$264,173,518
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	27,418,467	409,906,077
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	5,470,249	64,275,429
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	10,631,149	143,520,509
MM S&P 500 Index Fund, Class I (a)	4,446,057	75,004,979
T. Rowe Price Hedged Equity Fund, Class I	3,141,071	36,562,064
		993,442,576
Fixed Income Funds — 31.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	23,080,257	197,336,198
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	3,327,447	25,721,169
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,722,258	51,614,766
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	9,355,913	47,340,918

	Number of Shares	Value
State Street Institutional U.S. Government Money Market Fund	48,513,634	$48,513,634
T. Rowe Price Dynamic Credit Fund, Class I	380,295	3,342,789
T. Rowe Price Dynamic Global Bond Fund, Class I	4,287,448	33,141,969
T. Rowe Price Institutional Floating Rate Fund	1,127,578	10,666,890
T. Rowe Price Institutional High Yield Fund	3,652,578	28,417,053
		446,095,386
TOTAL MUTUAL FUNDS (Cost $1,394,622,922)		1,439,537,962
TOTAL LONG-TERM INVESTMENTS (Cost $1,394,622,922)		1,439,537,962
TOTAL INVESTMENTS — 100.0% (Cost $1,394,622,922) (b)		1,439,537,962
Other Assets/ (Liabilities) — (0.0)%		(653,174)
NET ASSETS — 100.0%		$1,438,884,788

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
31

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 80.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	16,444,932	$182,374,292
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	19,057,481	284,909,335
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,625,712	42,602,121
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	7,090,941	95,727,708
MM S&P 500 Index Fund, Class I (a)	3,780,431	63,775,868
		669,389,324
Fixed Income Funds — 19.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	9,341,664	79,871,223
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,088,366	8,413,069
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	200,405	1,807,655
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	4,541,205	22,978,497
State Street Institutional U.S. Government Money Market Fund	22,365,688	22,365,688

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	1,698,804	$13,131,757
T. Rowe Price Institutional Floating Rate Fund	366,386	3,466,011
T. Rowe Price Institutional High Yield Fund	1,341,760	10,438,890
		162,472,790
TOTAL MUTUAL FUNDS (Cost $794,671,827)		831,862,114
TOTAL LONG-TERM INVESTMENTS (Cost $794,671,827)		831,862,114
TOTAL INVESTMENTS — 100.0% (Cost $794,671,827) (b)		831,862,114
Other Assets/ (Liabilities) — (0.0)%		(353,961)
NET ASSETS — 100.0%		$831,508,153

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
32

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 89.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	31,557,589	$349,973,667
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	36,695,915	548,603,936
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	6,991,173	82,146,288
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,502,567	182,284,660
MM S&P 500 Index Fund, Class I (a)	7,516,109	126,796,759
		1,289,805,310
Fixed Income Funds — 10.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,743,422	66,206,254
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	519,773	4,017,847
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	336,858	3,038,463
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	4,289,816	21,706,469

	Number of Shares	Value
State Street Institutional U.S. Government Money Market Fund	31,306,355	$31,306,355
T. Rowe Price Dynamic Global Bond Fund, Class I	1,416,414	10,948,881
T. Rowe Price Institutional Floating Rate Fund	219,159	2,073,243
T. Rowe Price Institutional High Yield Fund	959,164	7,462,293
		146,759,805
TOTAL MUTUAL FUNDS (Cost $1,327,164,466)		1,436,565,115
TOTAL LONG-TERM INVESTMENTS (Cost $1,327,164,466)		1,436,565,115
TOTAL INVESTMENTS — 100.0% (Cost $1,327,164,466) (b)		1,436,565,115
Other Assets/ (Liabilities) — (0.0)%		(669,098)
NET ASSETS — 100.0%		$1,435,896,017

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
33

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 96.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	16,775,593	$186,041,325
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	19,524,526	291,891,660
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,690,522	43,363,630
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	7,147,400	96,489,897
MM S&P 500 Index Fund, Class I (a)	4,190,598	70,695,383
		688,481,895
Fixed Income Funds — 3.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,179,769	10,087,027
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	167,390	1,509,854
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,025,955	5,191,334

	Number of Shares	Value
State Street Institutional U.S. Government Money Market Fund	9,114,999	$9,114,999
T. Rowe Price Dynamic Global Bond Fund, Class I	203,826	1,575,576
		27,478,790
TOTAL MUTUAL FUNDS (Cost $665,027,969)		$715,960,685
TOTAL LONG-TERM INVESTMENTS (Cost $665,027,969)		715,960,685
TOTAL INVESTMENTS — 100.0% (Cost $665,027,969) (b)		715,960,685
Other Assets/ (Liabilities) — (0.0)%		(311,579)
NET ASSETS — 100.0%		$715,649,106

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
34

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 97.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	25,563,312	$283,497,128
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	29,825,018	445,884,018
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	5,628,908	66,139,668
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	10,918,170	147,395,291
MM S&P 500 Index Fund, Class I (a)	6,470,623	109,159,417
		1,052,075,522
Fixed Income Funds — 2.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	677,959	5,796,551
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	255,749	2,306,856
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	539,625	2,730,504

	Number of Shares	Value
State Street Institutional U.S. Government Money Market Fund	10,570,692	$10,570,692
T. Rowe Price Dynamic Global Bond Fund, Class I	120,893	934,504
		22,339,107
TOTAL MUTUAL FUNDS (Cost $982,520,693)		1,074,414,629
TOTAL LONG-TERM INVESTMENTS (Cost $982,520,693)		1,074,414,629
TOTAL INVESTMENTS — 100.0% (Cost $982,520,693) (b)		1,074,414,629
Other Assets/ (Liabilities) — (0.0)%		(516,061)
NET ASSETS — 100.0%		$1,073,898,568

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
35

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 98.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	11,874,955	$131,693,249
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	13,826,496	206,706,112
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,614,703	30,722,756
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,067,302	68,408,583
MM S&P 500 Index Fund, Class I (a)	3,010,629	50,789,315
		488,320,015
Fixed Income Funds — 1.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	255,671	2,185,990
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	116,320	1,049,203
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	204,745	1,036,009

	Number of Shares	Value
State Street Institutional U.S. Government Money Market Fund	2,214,074	$2,214,073
T. Rowe Price Dynamic Global Bond Fund, Class I	57,353	443,339
		6,928,614
TOTAL MUTUAL FUNDS (Cost $458,386,470)		495,248,629
TOTAL LONG-TERM INVESTMENTS (Cost $458,386,470)		495,248,629
TOTAL INVESTMENTS — 100.0% (Cost $458,386,470) (b)		495,248,629
Other Assets/ (Liabilities) — (0.0)%		(215,273)
NET ASSETS — 100.0%		$495,033,356

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
36

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 98.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	7,327,616	$ 81,263,261
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,525,977	127,463,353
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,613,560	18,959,330
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,120,658	42,128,883
MM S&P 500 Index Fund, Class I (a)	1,861,851	31,409,424
		301,224,251
Fixed Income Funds — 1.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	163,143	1,394,871
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	71,864	648,215
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	129,135	653,420

	Number of Shares	Value
State Street Institutional U.S. Government Money Market Fund	1,311,884	$1,311,884
T. Rowe Price Dynamic Global Bond Fund, Class I	33,933	262,302
		4,270,692
TOTAL MUTUAL FUNDS (Cost $281,520,768)		305,494,943
TOTAL LONG-TERM INVESTMENTS
(Cost $281,520,768)		305,494,943
TOTAL INVESTMENTS — 100.0% (Cost $281,520,768) (b)		305,494,943
Other Assets/ (Liabilities) — (0.0)%		(137,436)
NET ASSETS — 100.0%		$305,357,507

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
37

MassMutual Select T. Rowe Price Retirement 2065 Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Mutual Funds — 99.9%
Equity Funds — 98.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	96,474	$ 1,069,896
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	112,087	1,675,705
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	21,260	249,804
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	40,732	549,877
MM S&P 500 Index Fund, Class I (a)	24,650	415,837
		3,961,119
Fixed Income Funds — 1.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,068	17,683
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	961	8,668
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,700	8,601

	Number of Shares	Value
State Street Institutional U.S. Government Money Market Fund	20,402	$20,402
T. Rowe Price Dynamic Global Bond Fund, Class I	488	3,773
		59,127
TOTAL MUTUAL FUNDS
(Cost $3,620,328)		4,020,246
TOTAL LONG-TERM INVESTMENTS
(Cost $3,620,328)		4,020,246
TOTAL INVESTMENTS — 99.9% (Cost $3,620,328) (b)		4,020,246
Other Assets/ (Liabilities) — 0.1%		2,245
NET ASSETS — 100.0%		$4,022,491

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
38

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$28,657,882	$30,036,986
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	148,190,782	150,479,339
Total investments	176,848,664	180,516,325
Cash	4	—
Receivables from:
Investments sold
Regular delivery	16,633	—
Fund shares sold	31,121	75,318
Investment adviser (Note 3)	—	—
Dividends	440,239	340,603
Prepaid expenses	63,217	63,215
Total assets	177,399,878	180,995,461
Liabilities:
Payables for:
Investments purchased
Regular delivery	453,837	420,455
Fund shares redeemed	9,737	3,895
Trustees’ fees and expenses (Note 3)	20,881	32,479
Affiliates (Note 3):
Administration fees	40,912	40,229
Service fees	11,622	59,792
Distribution fees	2,302	9,500
Accrued expense and other liabilities	29,005	30,379
Total liabilities	568,296	596,729
Net assets	$176,831,582	$180,398,732
Net assets consist of:
Paid-in capital	$197,585,542	$197,653,774
Accumulated earnings (loss)	(20,753,960)	(17,255,042)
Net assets	$ 176,831,582	$ 180,398,732

(a) Cost of investments - unaffiliated issuers:	$29,665,200	$29,988,738
(b) Cost of investments - affiliated issuers:	$160,351,122	$160,165,055

The accompanying notes are an integral part of the financial statements.
40

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund	MassMutual RetireSMART by JPMorgan 2030 Fund

$28,473,081	$22,479,398	$16,149,305	$25,418,530	$28,509,218	$52,811,744
139,332,466	105,160,901	58,002,055	91,227,933	109,072,208	218,178,652
167,805,547	127,640,299	74,151,360	116,646,463	137,581,426	270,990,396
—	—	—	28	—	13

—	—	—	—	—	96,303
60,930	52,006	42,148	154,475	41,710	109,279
—	—	17,003	16,978	20,089	14,144
215,885	89,859	145,689	243,605	258,288	364,139
63,215	63,215	64,430	65,302	69,300	64,122
168,145,577	127,845,379	74,420,630	117,126,851	137,970,813	271,638,396

275,118	138,094	169,611	279,889	276,784	376,878
6,254	4,748	20,920	120,960	13,032	228,826
26,909	11,203	28,910	50,354	15,252	52,909

39,184	30,058	24,084	27,933	29,251	50,724
36,036	30,682	20,053	38,163	41,043	77,771
7,134	9,129	7,847	17,442	22,310	45,146
29,648	26,297	68,198	48,731	38,283	54,047
420,283	250,211	339,623	583,472	435,955	886,301
$167,725,294	$127,595,168	$74,081,007	$116,543,379	$137,534,858	$270,752,095

$176,567,138	$129,347,573	$80,245,923	$132,292,497	$150,285,242	$293,310,222
(8,841,844)	(1,752,405)	(6,164,916)	(15,749,118)	(12,750,384)	(22,558,127)
$ 167,725,294	$ 127,595,168	$ 74,081,007	$ 116,543,379	$ 137,534,858	$ 270,752,095

$27,352,093	$19,883,919	$15,403,202	$25,125,134	$27,948,243	$49,818,570
$140,649,863	$102,456,451	$58,992,323	$90,863,346	$110,451,987	$213,958,349

The accompanying notes are an integral part of the financial statements.
41

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Class I shares:
Net assets	$13,742,329	$32,407,072
Shares outstanding (a)	1,560,567	3,699,097
Net asset value, offering price and redemption price per share	$8.81	$8.76
Class R5 shares:
Net assets	$2,653,729	$6,085,932
Shares outstanding (a)	301,660	693,441
Net asset value, offering price and redemption price per share	$8.80	$8.78
Service Class shares:
Net assets	$ 125,633,221	$ 14,783,979
Shares outstanding (a)	14,287,101	1,673,522
Net asset value, offering price and redemption price per share	$8.79	$8.83
Administrative Class shares:
Net assets	$15,930,132	$28,393,552
Shares outstanding (a)	1,802,293	3,213,227
Net asset value, offering price and redemption price per share	$8.84	$8.84
Class R4 shares:
Net assets	$3,343,068	$46,232,675
Shares outstanding (a)	371,775	5,300,772
Net asset value, offering price and redemption price per share	$8.99	$8.72
Class A shares:
Net assets	$12,115,193	$37,200,988
Shares outstanding (a)	1,361,789	4,186,654
Net asset value, and redemption price per share	$8.90	$8.89
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.42	$9.41
Class R3 shares:
Net assets	$3,312,504	$15,190,525
Shares outstanding (a)	380,280	1,746,781
Net asset value, offering price and redemption price per share	$8.71	$8.70
Class Y shares:
Net assets	$101,406	$104,009
Shares outstanding (a)	11,534	11,848
Net asset value, offering price and redemption price per share	$8.79	$8.78
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
42

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund	MassMutual RetireSMART by JPMorgan 2030 Fund

$31,836,525	$40,250,419	$9,684,513	$25,541,897	$40,116,587	$53,045,714
3,624,594	3,995,048	955,126	2,328,510	3,742,457	4,728,804
$8.78	$10.08	$10.14	$10.97	$10.72	$11.22

$9,273,610	$3,159,325	$1,053,109	$2,706,225	$2,466,811	$5,408,484
1,054,557	312,705	103,251	245,931	226,986	483,861
$8.79	$10.10	$10.20	$11.00	$10.87	$11.18

$25,434,262	$17,180,382	$7,285,394	$6,698,352	$3,649,075	$17,317,614
2,874,891	1,698,601	714,162	605,632	338,956	1,537,441
$8.85	$10.11	$10.20	$11.06	$10.77	$11.26

$41,350,557	$16,193,642	$23,940,911	$19,830,069	$26,178,253	$69,352,039
4,667,999	1,599,132	2,346,585	1,800,764	2,446,254	6,182,878
$8.86	$10.13	$10.20	$11.01	$10.70	$11.22

$9,069,412	$14,437,277	$9,257,900	$14,998,615	$21,205,789	$26,129,748
1,034,672	1,454,650	925,285	1,401,428	2,020,150	2,378,379
$8.77	$9.92	$10.01	$10.70	$10.50	$10.99

$ 38,800,726	$ 21,273,822	$ 10,391,533	$ 18,729,801	$ 9,117,094	$ 28,261,048
4,347,666	2,099,936	1,019,231	1,708,700	850,560	2,532,085
$8.92	$10.13	$10.20	$10.96	$10.72	$11.16
$9.44	$10.72	$10.79	$11.60	$11.34	$11.81

$11,852,580	$14,988,563	$12,467,647	$28,038,420	$34,801,249	$71,237,448
1,358,584	1,519,734	1,257,139	2,676,987	3,321,770	6,634,241
$8.72	$9.86	$9.92	$10.47	$10.48	$10.74

$107,622	$111,738
12,240	11,062
$8.79	$10.10

The accompanying notes are an integral part of the financial statements.
43

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2035 Fund	MassMutual RetireSMART by JPMorgan 2040 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$31,716,674	$43,121,337
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	133,678,970	164,342,057
Total investments	165,395,644	207,463,394
Receivables from:
Investments sold
Regular delivery	—	16,999
Fund shares sold	157,337	102,448
Investment adviser (Note 3)	15,500	16,087
Dividends	155,720	128,954
Prepaid expenses	67,890	64,762
Total assets	165,792,091	207,792,644
Liabilities:
Payables for:
Investments purchased
Regular delivery	291,747	133,567
Fund shares redeemed	12,543	130,926
Trustees’ fees and expenses (Note 3)	17,077	33,694
Affiliates (Note 3):
Administration fees	32,513	42,264
Service fees	50,446	51,640
Distribution fees	30,773	28,738
Accrued expense and other liabilities	33,922	39,168
Total liabilities	469,021	459,997
Net assets	$165,323,070	$207,332,647
Net assets consist of:
Paid-in capital	$172,436,634	$207,148,748
Accumulated earnings (loss)	(7,113,564)	183,899
Net assets	$ 165,323,070	$ 207,332,647

(a) Cost of investments - unaffiliated issuers:	$29,547,557	$39,088,774
(b) Cost of investments - affiliated issuers:	$132,091,342	$156,255,910

The accompanying notes are an integral part of the financial statements.
44

MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund	MassMutual RetireSMART by JPMorgan 2065 Fund

$28,373,639	$34,939,266	$16,322,595	$6,147,050	$219,435
100,785,302	120,170,072	56,246,214	21,303,750	765,697
129,158,941	155,109,338	72,568,809	27,450,800	985,132

38,987	—	—	—	11
83,404	104,523	68,953	17,998	—
19,643	19,848	21,767	20,274	19,897
48,640	38,680	17,843	6,692	235
67,890	63,884	59,824	53,038	162,513
129,417,505	155,336,273	72,737,196	27,548,802	1,167,788

50,406	104,342	70,038	22,529	242
121,088	69,957	16,685	1,847	—
10,806	19,101	3,467	1,098	537

28,927	35,521	21,686	14,134	13,941
39,914	37,560	22,973	2,799	200
24,254	19,549	16,872	1,278	67
31,442	33,845	31,656	29,566	26,476
306,837	319,875	183,377	73,251	41,463
$129,110,668	$155,016,398	$72,553,819	$27,475,551	$1,126,325

$130,519,766	$152,318,995	$72,985,497	$27,665,851	$1,000,000
(1,409,098)	2,697,403	(431,678)	(190,300)	126,325
$ 129,110,668	$ 155,016,398	$ 72,553,819	$ 27,475,551	$ 1,126,325

$26,186,396	$32,243,801	$15,063,349	$5,579,565	$206,692
$96,524,976	$110,174,572	$53,059,781	$19,768,083	$698,747

The accompanying notes are an integral part of the financial statements.
45

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2035 Fund	MassMutual RetireSMART by JPMorgan 2040 Fund
Class I shares:
Net assets	$47,252,911	$45,310,497
Shares outstanding (a)	4,257,740	3,851,006
Net asset value, offering price and redemption price per share	$11.10	$11.77
Class R5 shares:
Net assets	$2,506,793	$2,306,310
Shares outstanding (a)	225,221	193,028
Net asset value, offering price and redemption price per share	$11.13	$11.95
Service Class shares:
Net assets	$6,989,372	$13,855,228
Shares outstanding (a)	617,251	1,169,237
Net asset value, offering price and redemption price per share	$11.32	$11.85
Administrative Class shares:
Net assets	$27,050,521	$59,826,444
Shares outstanding (a)	2,405,410	5,089,487
Net asset value, offering price and redemption price per share	$11.25	$11.75
Class R4 shares:
Net assets	$24,205,040	$18,698,239
Shares outstanding (a)	2,197,710	1,628,137
Net asset value, offering price and redemption price per share	$11.01	$11.48
Class A shares:
Net assets	$8,823,315	$19,389,845
Shares outstanding (a)	787,570	1,658,244
Net asset value, and redemption price per share	$11.20	$11.69
Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.85	$12.37
Class R3 shares:
Net assets	$ 48,495,118	$ 47,946,084
Shares outstanding (a)	4,423,028	4,282,125
Net asset value, offering price and redemption price per share	$10.96	$11.20
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
46

MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund	MassMutual RetireSMART by JPMorgan 2065 Fund

$32,858,866	$29,254,935	$16,179,645	$15,859,043	$450,874
2,930,741	3,376,824	1,651,799	1,639,551	40,000
$11.21	$8.66	$9.80	$9.67	$11.27

$1,095,178	$2,753,632	$610,187	$267,914	$112,684
97,580	314,444	62,169	27,682	10,000
$11.22	$8.76	$9.81	$9.68	$11.27

$3,789,484	$6,608,512	$3,946,738	$2,238,677	$112,641
337,191	756,380	400,432	232,563	10,000
$11.24	$8.74	$9.86	$9.63	$11.26

$26,234,086	$54,024,236	$13,543,645	$4,211,496	$112,606
2,352,656	6,233,882	1,388,549	439,530	10,000
$11.15	$8.67	$9.75	$9.58	$11.26

$18,422,622	$17,981,808	$8,358,277	$2,142,967	$112,548
1,691,489	2,112,698	863,060	223,690	10,000
$10.89	$8.51	$9.68	$9.58	$11.25

$8,154,402	$12,039,584	$2,093,222	$570,258	$112,519
733,856	1,394,504	210,191	59,253	10,000
$11.11	$8.63	$9.96	$9.62	$11.25
$11.76	$9.13	$10.54	$10.18	$11.90

$ 38,556,030	$ 32,353,691	$ 27,822,105	$ 2,185,196	$ 112,453
3,555,547	3,842,950	2,895,312	228,958	10,000
$10.84	$8.42	$9.61	$9.54	$11.25

The accompanying notes are an integral part of the financial statements.
47

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$34,958,027	$3,093,365
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	178,044,994	15,341,218
Total investments	213,003,021	18,434,583
Receivables from:
Investments sold
Regular delivery	227,457	—
Fund shares sold	54,489	18,281
Dividends	131,277	11,672
Total assets	213,416,244	18,464,536
Liabilities:
Payables for:
Investments purchased
Regular delivery	131,277	26,380
Fund shares redeemed	279,833	3,526
Affiliates (Note 3):
Investment advisory fees	60,516	221
Service fees	7,576	2,216
Distribution fees	2,037	915
Total liabilities	481,239	33,258
Net assets	$212,935,005	$18,431,278
Net assets consist of:
Paid-in capital	$225,996,982	$21,040,525
Accumulated earnings (loss)	(13,061,977)	(2,609,247)
Net assets	$ 212,935,005	$ 18,431,278

(a) Cost of investments - unaffiliated issuers:	$35,750,961	$3,108,013
(b) Cost of investments - affiliated issuers:	$183,133,998	$15,119,631

The accompanying notes are an integral part of the financial statements.
48

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund	MassMutual Select T. Rowe Price Retirement 2035 Fund

$16,924,567	$18,934,303	$83,576,769	$83,213,038	$160,644,399	$49,402,346
84,957,380	94,513,386	417,846,260	455,254,415	1,278,893,563	782,459,768
101,881,947	113,447,689	501,423,029	538,467,453	1,439,537,962	831,862,114

43,454	—	—	836,285	—	—
24,744	67,493	296,836	500,315	2,714,553	888,622
60,208	65,209	279,997	272,570	580,170	224,132
102,010,353	113,580,391	501,999,862	540,076,623	1,442,832,685	832,974,868

60,208	131,162	317,320	272,570	2,133,801	996,787
67,162	386	254,388	1,331,101	1,146,575	107,781

20,777	26,754	143,261	152,122	472,610	264,924
8,063	4,559	55,918	44,237	148,593	72,988
3,375	972	16,291	16,236	46,318	24,235
159,585	163,833	787,178	1,816,266	3,947,897	1,466,715
$ 101,850,768	$ 113,416,558	$ 501,212,684	$ 538,260,357	$ 1,438,884,788	$ 831,508,153

$ 109,917,610	$120,967,059	$529,578,333	$565,579,316	$1,422,737,438	$802,141,075
(8,066,842)	(7,550,501)	(28,365,649)	(27,318,959)	16,147,350	29,367,078
$101,850,768	$113,416,558	$501,212,684	$538,260,357	$1,438,884,788	$831,508,153

$17,239,367	$19,214,993	$84,523,402	$83,620,908	$163,798,754	$51,838,395
$86,688,953	$96,194,034	$424,727,889	$460,035,193	$1,230,824,168	$742,833,432

The accompanying notes are an integral part of the financial statements.
49

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I shares:
Net assets	$43,791,757	$ 9,045,474
Shares outstanding (a)	3,115,388	672,949
Net asset value, offering price and redemption price per share	$14.06	$13.44
Class M5 shares:
Net assets	$155,939,574	$6,302,129
Shares outstanding (a)	11,068,852	470,491
Net asset value, offering price and redemption price per share	$14.09	$13.39
Class M4 shares:
Net assets	$9,805,894	$2,261,584
Shares outstanding (a)	693,364	168,180
Net asset value, offering price and redemption price per share	$14.14	$13.45
Class M3 shares:
Net assets	$3,397,780	$822,091
Shares outstanding (a)	240,364	61,648
Net asset value, offering price and redemption price per share	$14.14	$13.34
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
50

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund	MassMutual Select T. Rowe Price Retirement 2035 Fund

$ 69,900,954	$ 67,335,747	$ 286,563,851	$ 401,681,336	$ 824,582,351	$ 601,005,841
5,016,717	4,725,699	20,546,580	27,653,237	54,610,012	37,264,823
$13.93	$14.25	$13.95	$14.53	$15.10	$16.13

$18,896,740	$38,523,251	$124,298,462	$64,098,576	$362,578,085	$108,539,487
1,356,143	2,706,238	8,908,568	4,409,530	24,006,383	6,731,210
$13.93	$14.23	$13.95	$14.54	$15.10	$16.12

$7,554,768	$5,923,742	$64,582,822	$44,876,012	$173,311,535	$80,737,198
539,395	413,270	4,617,559	3,081,877	11,459,335	5,006,184
$14.01	$14.33	$13.99	$14.56	$15.12	$16.13

$5,498,306	$1,633,818	$25,767,549	$27,604,433	$78,412,817	$41,225,627
392,760	112,557	1,837,025	1,896,719	5,178,562	2,555,080
$14.00	$14.52	$14.03	$14.55	$15.14	$16.13

The accompanying notes are an integral part of the financial statements.
51

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$51,790,772	$10,690,575
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	1,384,774,343	705,270,110
Total investments	1,436,565,115	715,960,685
Receivables from:
Investments sold
Fund shares sold	1,628,377	1,019,000
Investment adviser (Note 3)	—	—
Dividends	226,404	45,982
Total assets	1,438,419,896	717,025,667
Liabilities:
Payables for:
Investments purchased
Regular delivery	1,425,706	992,416
Fund shares redeemed	414,994	65,584
Affiliates (Note 3):
Investment advisory fees	506,881	242,936
Service fees	134,990	55,969
Distribution fees	41,308	19,656
Total liabilities	2,523,879	1,376,561
Net assets	$1,435,896,017	$715,649,106
Net assets consist of:
Paid-in capital	$1,325,450,841	$661,078,826
Accumulated earnings (loss)	110,445,176	54,570,280
Net assets	$ 1,435,896,017	$ 715,649,106

(a) Cost of investments - unaffiliated issuers:	$53,618,177	$10,958,387
(b) Cost of investments - affiliated issuers:	$1,273,546,289	$654,069,582

The accompanying notes are an integral part of the financial statements.
52

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$11,505,196	$2,657,412	$1,574,186	$24,175
1,062,909,433	492,591,217	303,920,757	3,996,071
1,074,414,629	495,248,629	305,494,943	4,020,246

1,332,656	770,762	769,516	10,730
—	—	—	2,886
50,412	11,708	6,987	103
1,075,797,697	496,031,099	306,271,446	4,033,965

1,084,499	536,649	692,749	8,489
288,158	241,040	80,931	2,307

402,340	171,120	109,253	—
92,433	35,615	23,871	609
31,699	13,319	7,135	69
1,899,129	997,743	913,939	11,474
$1,073,898,568	$495,033,356	$305,357,507	$4,022,491

$973,892,611	$454,519,865	$280,635,441	$3,588,406
100,005,957	40,513,491	24,722,066	434,085
$ 1,073,898,568	$ 495,033,356	$ 305,357,507	$4,022,491

$11,698,895	$2,742,852	$1,612,026	$24,254
$970,821,798	$455,643,618	$279,908,742	$ 3,596,074

The accompanying notes are an integral part of the financial statements.
53

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class I shares:
Net assets	$ 834,932,692	$ 545,687,182
Shares outstanding (a)	50,431,348	31,641,039
Net asset value, offering price and redemption price per share	$16.56	$17.25
Class M5 shares:
Net assets	$373,717,962	$74,827,765
Shares outstanding (a)	22,559,119	4,332,766
Net asset value, offering price and redemption price per share	$16.57	$17.27
Class M4 shares:
Net assets	$158,838,567	$61,443,407
Shares outstanding (a)	9,585,701	3,558,160
Net asset value, offering price and redemption price per share	$16.57	$17.27
Class M3 shares:
Net assets	$68,406,796	$33,690,752
Shares outstanding (a)	4,124,832	1,951,293
Net asset value, offering price and redemption price per share	$16.58	$17.27
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
54

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$ 617,722,495	$ 399,642,156	$ 195,902,308	$ 2,348,911
35,608,186	22,592,065	10,683,424	198,142
$17.35	$17.69	$18.34	$11.85

$297,470,995	$34,878,520	$67,288,701	$544,268
17,141,964	1,965,143	3,678,799	45,920
$17.35	$17.75	$18.29	$11.85

$104,613,459	$37,348,830	$29,525,043	$1,010,966
6,016,636	2,109,176	1,617,372	85,971
$17.39	$17.71	$18.25	$11.76

$54,091,619	$23,163,850	$12,641,455	$118,346
3,118,961	1,311,583	693,998	10,000
$17.34	$17.66	$18.22	$11.83

The accompanying notes are an integral part of the financial statements.
55

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$541,347	$533,131
Dividends - affiliated issuers (Note 7)	6,080,895	5,021,542
Total investment income	6,622,242	5,554,673
Expenses (Note 3):
Custody fees	5,006	5,309
Audit and tax fees	20,120	20,126
Legal fees	2,953	3,075
Proxy fees	1,150	1,150
Accounting & Administration fees	19,107	19,107
Shareholder reporting fees	11,138	9,959
Trustees’ fees	5,378	5,542
Registration and filing fees	54,495	54,485
Transfer agent fees	1,253	1,253
	120,600	120,006
Administration fees:
Class R5	1,357	2,928
Service Class	117,901	13,920
Administrative Class	24,852	40,035
Class R4	3,048	41,705
Class A	16,684	53,022
Class R3	3,574	14,989
Class Y	48	49
Distribution and Service fees:
Class R4	3,810	52,132
Class A	14,688	46,607
Class R3	8,934	37,472
Total expenses	315,496	422,865
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(4,317)	(7,500)
Class R5 fees reimbursed by adviser	(872)	(1,410)
Service Class fees reimbursed by adviser	(37,164)	(3,349)
Administrative Class fees reimbursed by adviser	(5,417)	(6,430)
Class R4 fees reimbursed by adviser	(970)	(9,909)
Class A fees reimbursed by adviser	(3,742)	(9,154)
Class R3 fees reimbursed by adviser	(1,133)	(3,636)
Class Y fees reimbursed by adviser	(30)	(23)
Net expenses:	261,851	381,454
Net investment income (loss)	6,360,391	5,173,219
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(113,671)	(115,777)
Investment transactions - affiliated issuers (Note 7)	(3,039,600)	(4,021,290)
Realized gain distributions - unaffiliated issuers	9,007	18,039
Realized gain distributions - affiliated issuers (Note 7)	2,171,282	4,387,368
Net realized gain (loss)	(972,982)	268,340
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	1,815,892	2,477,590
Investment transactions - affiliated issuers (Note 7)	7,953,673	11,591,008
Net change in unrealized appreciation (depreciation)	9,769,565	14,068,598
Net realized gain (loss) and change in unrealized appreciation (depreciation)	8,796,583	14,336,938
Net increase (decrease) in net assets resulting from operations	$ 15,156,974	$ 19,510,157

The accompanying notes are an integral part of the financial statements.
56

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund	MassMutual RetireSMART by JPMorgan 2030 Fund

$480,887	$355,337	$379,517	$611,434	$679,211	$1,288,820
3,542,581	1,928,099	2,071,356	3,233,436	3,549,121	5,889,458
4,023,468	2,283,436	2,450,873	3,844,870	4,228,332	7,178,278

5,384	5,804	4,949	4,797	4,569	5,228
20,234	20,203	20,063	20,141	20,223	20,221
2,890	2,159	1,414	2,594	2,531	5,427
1,150	1,150	1,149	1,150	1,150	1,150
19,107	19,107	18,518	18,518	18,518	18,514
10,433	12,260	5,617	5,666	6,860	7,207
5,170	3,865	2,492	4,319	4,516	9,221
54,485	54,482	51,327	51,891	49,758	51,413
1,253	1,253	1,253	1,253	1,253	1,253
120,106	120,283	106,782	110,329	109,378	119,634

4,334	1,513	486	1,265	1,078	5,396
23,649	15,879	6,766	6,311	3,526	15,781
59,505	25,861	34,181	27,183	37,937	87,815
8,373	13,083	9,014	14,917	20,338	24,255
54,137	29,128	14,404	25,402	13,133	36,975
10,755	14,114	13,070	29,296	36,185	72,142
50	51	—	—	—	—

10,467	16,354	11,267	18,647	25,423	30,318
47,593	25,653	12,678	22,371	11,537	32,599
26,886	35,286	32,674	73,240	90,462	180,356
365,855	297,205	241,322	328,961	348,997	605,271

(8,336)	(12,182)	(11,523)	(20,244)	(29,132)	(13,553)
(2,392)	(1,014)	(1,143)	(1,908)	(1,653)	(2,764)
(6,434)	(5,209)	(7,951)	(4,761)	(2,687)	(4,134)
(11,043)	(5,711)	(26,718)	(13,686)	(19,247)	(15,413)
(2,304)	(4,299)	(10,567)	(11,203)	(15,485)	(6,339)
(10,703)	(6,827)	(11,878)	(13,476)	(7,007)	(6,818)
(2,910)	(4,650)	(15,216)	(21,840)	(27,418)	(18,687)
(28)	(33)	—	—	—	—
321,705	257,280	156,326	241,843	246,368	537,563
3,701,763	2,026,156	2,294,547	3,603,027	3,981,964	6,640,715

(74,187)	63,958	(562,053)	(53,622)	126,563	376,780
(3,855,856)	(2,634,480)	(2,065,964)	(3,472,004)	(4,802,329)	(6,163,472)
24,691	25,025	—	—	—	—
5,933,218	6,021,510	1,475,022	2,288,426	3,287,321	8,012,685
2,027,866	3,476,013	(1,152,995)	(1,237,200)	(1,388,445)	2,225,993

2,875,370	2,519,915	1,696,195	1,895,202	2,283,253	5,318,255
13,467,324	11,612,682	4,988,187	8,156,480	10,736,992	19,882,329
16,342,694	14,132,597	6,684,382	10,051,682	13,020,245	25,200,584
18,370,560	17,608,610	5,531,387	8,814,482	11,631,800	27,426,577
$ 22,072,323	$ 19,634,766	$ 7,825,934	$ 12,417,509	$ 15,613,764	$ 34,067,292

The accompanying notes are an integral part of the financial statements.
57

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2035 Fund	MassMutual RetireSMART by JPMorgan 2040 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$798,745	$1,095,697
Dividends - affiliated issuers (Note 7)	2,927,477	2,879,504
Total investment income	3,726,222	3,975,201
Expenses (Note 3):
Custody fees	4,635	4,657
Audit and tax fees	20,107	20,162
Legal fees	2,670	4,064
Proxy fees	1,150	1,150
Accounting & Administration fees	18,511	18,511
Shareholder reporting fees	9,987	8,202
Trustees’ fees	4,851	6,866
Registration and filing fees	49,498	51,622
Transfer agent fees	1,253	1,253
	112,662	116,487
Administration fees:
Class R5	1,115	999
Service Class	6,291	12,131
Administrative Class	36,617	82,451
Class R4	22,152	18,074
Class A	11,542	24,697
Class R3	47,757	46,411
Distribution and Service fees:
Class R4	27,690	22,592
Class A	10,176	21,790
Class R3	119,392	116,028
Total expenses	395,394	461,660
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(21,007)	(17,440)
Class R5 fees reimbursed by adviser	(1,066)	(799)
Service Class fees reimbursed by adviser	(3,005)	(4,850)
Administrative Class fees reimbursed by adviser	(11,653)	(21,909)
Class R4 fees reimbursed by adviser	(10,567)	(7,179)
Class A fees reimbursed by adviser	(3,879)	(6,952)
Class R3 fees reimbursed by adviser	(22,714)	(18,355)
Net expenses:	321,503	384,176
Net investment income (loss)	3,404,719	3,591,025
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	306,754	397,054
Investment transactions - affiliated issuers (Note 7)	(4,481,085)	(3,979,656)
Realized gain distributions - affiliated issuers (Note 7)	6,161,878	8,737,705
Net realized gain (loss)	1,987,547	5,155,103
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	3,263,494	4,785,609
Investment transactions - affiliated issuers (Note 7)	14,002,941	17,216,121
Net change in unrealized appreciation (depreciation)	17,266,435	22,001,730
Net realized gain (loss) and change in unrealized appreciation (depreciation)	19,253,982	27,156,833
Net increase (decrease) in net assets resulting from operations	$ 22,658,701	$ 30,747,858

The accompanying notes are an integral part of the financial statements.
58

MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund	MassMutual RetireSMART by JPMorgan 2065 Fund

$706,323	$880,131	$402,142	$146,298	$5,368
1,400,175	1,531,623	703,794	260,872	9,661
2,106,498	2,411,754	1,105,936	407,170	15,029

4,723	5,182	5,139	6,521	997
20,080	20,202	20,159	20,220	16,367
1,985	2,959	1,075	369	10
1,150	1,149	1,150	1,149	784
18,511	18,511	18,511	18,511	17,205
11,298	10,407	10,534	9,102	9,627
3,620	4,989	1,976	695	32
49,496	50,493	49,810	46,235	50,041
1,253	1,253	1,253	1,253	1,435
112,116	115,145	109,607	104,055	96,498

487	1,148	283	118	52
3,258	5,719	3,344	1,930	103
34,051	71,286	17,666	5,242	155
16,824	16,802	7,714	1,742	103
10,283	15,128	2,543	690	146
37,034	31,805	25,636	1,943	103

21,030	21,002	9,643	2,178	129
9,081	13,362	2,250	610	129
92,584	79,512	64,088	4,858	258
336,748	370,909	242,774	123,366	97,676

(25,422)	(20,122)	(24,524)	(61,102)	(38,630)
(829)	(1,624)	(948)	(1,025)	(9,655)
(2,779)	(4,034)	(5,611)	(8,428)	(9,651)
(19,347)	(33,471)	(19,730)	(15,280)	(9,648)
(14,312)	(11,798)	(12,877)	(7,626)	(9,642)
(6,185)	(7,525)	(3,018)	(2,134)	(9,639)
(31,448)	(22,209)	(42,899)	(8,460)	(9,633)
236,426	270,126	133,167	19,311	1,178
1,870,072	2,141,628	972,769	387,859	13,851

298,830	280,976	142,511	48,645	(1,352)
(3,195,985)	(1,969,358)	(1,722,185)	(498,046)	2,030
5,753,460	7,158,550	3,277,132	1,217,862	45,447
2,856,305	5,470,168	1,697,458	768,461	46,125

3,055,743	3,999,495	1,779,300	655,111	29,266
11,818,452	12,749,166	6,628,960	2,271,409	62,622
14,874,195	16,748,661	8,408,260	2,926,520	91,888
17,730,500	22,218,829	10,105,718	3,694,981	138,013
$ 19,600,572	$ 24,360,457	$ 11,078,487	$ 4,082,840	$ 151,864

The accompanying notes are an integral part of the financial statements.
59

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$726,835	$66,625
Dividends - affiliated issuers (Note 7)	4,276,063	392,735
Total investment income	5,002,898	459,360
Expenses (Note 3):
Investment advisory fees:
Class I	66,652	17,375
Class M5	400,463	17,292
Class M4	23,402	5,358
Class M3	8,803	4,241
Distribution and Service fees:
Class M4	10,715	2,346
Class M3	8,060	3,714
Total expenses	518,095	50,326
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(18,699)	(5,704)
Class M5 fees reimbursed by adviser	(81,916)	(4,191)
Class M4 fees reimbursed by adviser	(4,784)	(1,293)
Class M3 fees reimbursed by adviser	(1,802)	(1,025)
Net expenses:	410,894	38,113
Net investment income (loss)	4,592,004	421,247
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(222,932)	(52,287)
Investment transactions - affiliated issuers (Note 7)	(3,653,918)	(434,995)
Realized gain distributions - unaffiliated issuers	4,087	1,641
Realized gain distributions - affiliated issuers (Note 7)	982,255	97,717
Net realized gain (loss)	(2,890,508)	(387,924)
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	1,661,845	190,252
Investment transactions - affiliated issuers (Note 7)	16,951,647	1,713,094
Net change in unrealized appreciation (depreciation)	18,613,492	1,903,346
Net realized gain (loss) and change in unrealized appreciation (depreciation)	15,722,984	1,515,422
Net increase (decrease) in net assets resulting from operations	$ 20,314,988	$ 1,936,669

The accompanying notes are an integral part of the financial statements.
60

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund	MassMutual Select T. Rowe Price Retirement 2035 Fund

$358,577	$384,043	$1,685,142	$1,624,103	$3,256,624	$1,197,012
2,147,080	2,278,808	10,110,571	10,448,094	26,040,473	14,294,183
2,505,657	2,662,851	11,795,713	12,072,197	29,297,097	15,491,195

135,783	134,597	611,260	914,189	1,940,534	1,464,453
53,937	105,639	377,798	209,340	1,163,050	363,609
23,444	15,669	191,545	147,316	536,031	267,279
15,201	4,548	80,365	82,150	244,388	132,900

10,264	6,789	78,760	57,816	198,825	94,646
13,312	3,940	66,090	64,482	181,298	94,122
251,941	271,182	1,405,818	1,475,293	4,264,126	2,417,009

(43,774)	(38,057)	(186,575)	(271,514)	(578,687)	(450,459)
(12,835)	(22,104)	(80,777)	(44,374)	(235,433)	(77,891)
(5,571)	(3,269)	(40,920)	(31,190)	(108,413)	(57,200)
(3,613)	(953)	(17,165)	(17,393)	(49,453)	(28,458)
186,148	206,799	1,080,381	1,110,822	3,292,140	1,803,001
2,319,509	2,456,052	10,715,332	10,961,375	26,004,957	13,688,194

(129,271)	(153,998)	(897,620)	(906,303)	(697,530)	(262,766)
(2,268,167)	(2,225,799)	(4,968,783)	(7,401,964)	(5,921,941)	(173,493)
2,487	2,877	14,084	13,955	17,948	—
590,944	686,341	3,287,541	3,883,031	12,474,961	8,581,708
(1,804,007)	(1,690,579)	(2,564,778)	(4,411,281)	5,873,438	8,145,449

955,804	1,101,419	5,421,150	5,360,140	6,693,182	458,818
9,743,771	10,917,383	46,149,956	56,102,705	157,400,010	100,775,666
10,699,575	12,018,802	51,571,106	61,462,845	164,093,192	101,234,484
8,895,568	10,328,223	49,006,328	57,051,564	169,966,630	109,379,933
$ 11,215,077	$ 12,784,275	$ 59,721,660	$ 68,012,939	$ 195,971,587	$ 123,068,127

The accompanying notes are an integral part of the financial statements.
61

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$1,252,644	$291,055
Dividends - affiliated issuers (Note 7)	24,395,905	11,768,674
Total investment income	25,648,549	12,059,729
Expenses (Note 3):
Investment advisory fees:
Class I	2,113,841	1,417,694
Class M5	1,243,911	256,385
Class M4	532,394	212,579
Class M3	237,834	114,372
Distribution and Service fees:
Class M4	181,829	70,577
Class M3	162,454	75,944
Total expenses	4,472,263	2,147,551
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(646,591)	(429,925)
Class M5 fees reimbursed by adviser	(268,805)	(52,110)
Class M4 fees reimbursed by adviser	(115,049)	(43,183)
Class M3 fees reimbursed by adviser	(51,404)	(23,251)
Net expenses:	3,390,414	1,599,082
Net investment income (loss)	22,258,135	10,460,647
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(142,236)	(28,048)
Investment transactions - affiliated issuers (Note 7)	4,329,971	4,310,516
Realized gain distributions - affiliated issuers (Note 7)	16,650,796	8,624,068
Net realized gain (loss)	20,838,531	12,906,536
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	253,865	670
Investment transactions - affiliated issuers (Note 7)	183,531,512	93,109,652
Net change in unrealized appreciation (depreciation)	183,785,377	93,110,322
Net realized gain (loss) and change in unrealized appreciation (depreciation)	204,623,908	106,016,858
Net increase (decrease) in net assets resulting from operations	$ 226,882,043	$ 116,477,505

The accompanying notes are an integral part of the financial statements.
62

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$392,947	$119,219	$69,102	$607
17,575,496	7,965,774	4,644,625	36,056
17,968,443	8,084,993	4,713,727	36,663

1,605,137	1,031,458	481,685	4,403
1,018,551	124,884	217,043	1,000
352,760	131,620	96,787	2,176
190,411	80,563	42,109	405

115,584	43,069	31,671	712
124,778	52,724	27,558	264
3,407,221	1,464,318	896,853	8,960

(477,168)	(289,610)	(134,974)	(1,104)
(203,441)	(23,322)	(40,392)	(162)
(70,439)	(24,561)	(18,017)	(353)
(38,054)	(15,048)	(7,842)	(66)
2,618,119	1,111,777	695,628	7,275
15,350,324	6,973,216	4,018,099	29,388

(10,869)	(5,853)	(3,135)	(12)
5,944,326	2,663,830	158,460	15,521
13,138,792	5,950,573	3,464,710	26,744
19,072,249	8,608,550	3,620,035	42,253

(5,355)	(1,789)	(1,234)	(17)
141,576,474	65,102,637	40,237,969	397,571
141,571,119	65,100,848	40,236,735	397,554
160,643,368	73,709,398	43,856,770	439,807
$ 175,993,692	$ 80,682,614	$ 47,874,869	$ 469,195

The accompanying notes are an integral part of the financial statements.
63

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual 20/80 Allocation Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,360,391	$4,041,418
Net realized gain (loss)	(972,982)	(3,475,246)
Net change in unrealized appreciation (depreciation)	9,769,565	6,598,968
Net increase (decrease) in net assets resulting from operations	15,156,974	7,165,140
Distributions to shareholders (Note 2):
Class I	(481,320)	(640,649)
Class R5	(95,364)	(122,530)
Service Class	(3,979,661)	(5,093,925)
Administrative Class	(476,550)	(859,307)
Class R4	(102,081)	(129,313)
Class A	(338,449)	(654,843)
Class R3	(104,089)	(179,061)
Class Y *	(3,436)	—
Total distributions	(5,580,950)	(7,679,628)
Net fund share transactions (Note 5):
Class I	(571,668)	438,679
Class R5	(165,929)	191,406
Service Class	7,204,146	9,334,644
Administrative Class	(3,727,854)	407,902
Class R4	105,936	(3,431)
Class A	(648,103)	(2,157,734)
Class R3	(382,518)	(631,671)
Class Y *	—	100,000
Increase (decrease) in net assets from fund share transactions	1,814,010	7,679,795
Total increase (decrease) in net assets	11,390,034	7,165,307
Net assets
Beginning of period	165,441,548	158,276,241
End of period	$ 176,831,582	$ 165,441,548
* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
64

MassMutual 40/60 Allocation Fund		MassMutual 60/40 Allocation Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$5,173,219	$3,496,707	$3,701,763	$2,898,191
268,340	905,571	2,027,866	2,187,285
14,068,598	9,115,419	16,342,694	13,296,878
19,510,157	13,517,697	22,072,323	18,382,354

(1,418,960)	(2,055,129)	(1,409,968)	(3,260,867)
(258,784)	(384,889)	(392,313)	(890,196)
(604,718)	(908,402)	(1,027,398)	(2,285,237)
(1,124,608)	(1,884,705)	(1,727,148)	(4,179,251)
(1,734,427)	(2,276,436)	(354,273)	(910,830)
(1,504,337)	(2,957,749)	(1,464,806)	(4,529,555)
(594,652)	(910,614)	(419,156)	(946,735)
(4,501)	—	(4,697)	—
(7,244,987)	(11,377,924)	(6,799,759)	(17,002,671)

436,066	(1,080,864)	330,796	33,924
(320,451)	447,762	(17,042)	99,093
483,687	333,047	1,456,229	1,240,429
566,450	(2,711,385)	(761,884)	89,595
4,798,632	6,196,484	240,622	(65,310)
(4,448,189)	(7,029,015)	(4,760,087)	(5,116,021)
(113,199)	(1,322,516)	591,061	556,616
—	100,000	—	100,000
1,402,996	(5,066,487)	(2,920,305)	(3,061,674)
13,668,166	(2,926,714)	12,352,259	(1,681,991)

166,730,566	169,657,280	155,373,035	157,055,026
$ 180,398,732	$ 166,730,566	$ 167,725,294	$ 155,373,035

The accompanying notes are an integral part of the financial statements.
65

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual 80/20 Allocation Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,026,156	$1,794,228
Net realized gain (loss)	3,476,013	2,674,353
Net change in unrealized appreciation (depreciation)	14,132,597	13,148,287
Net increase (decrease) in net assets resulting from operations	19,634,766	17,616,868
Distributions to shareholders (Note 2):
Class I	(1,601,923)	(4,562,908)
Class R5	(124,245)	(408,930)
Service Class	(642,909)	(1,853,287)
Administrative Class	(680,679)	(2,312,351)
Class R4	(518,348)	(1,569,151)
Class A	(769,792)	(2,636,182)
Class R3	(524,803)	(1,725,856)
Class Y *	(4,430)	—
Total distributions	(4,867,129)	(15,068,665)
Net fund share transactions (Note 5):
Class I	327,618	1,474,374
Class R5	(597,556)	37,262
Service Class	(347,375)	2,432,893
Administrative Class	(2,934,309)	(742,714)
Class R4	251,665	282,942
Class A	(1,490,629)	(1,034,187)
Class R3	(496,065)	(739,445)
Class Y *	—	100,000
Increase (decrease) in net assets from fund share transactions	(5,286,651)	1,811,125
Total increase (decrease) in net assets	9,480,986	4,359,328
Net assets
Beginning of period	118,114,182	113,754,854
End of period	$ 127,595,168	$ 118,114,182
* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
66

MassMutual RetireSMART by JPMorgan In Retirement Fund		MassMutual RetireSMART by JPMorgan 2020 Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$2,294,547	$2,157,776	$3,603,027	$4,241,189
(1,152,995)	(3,389,446)	(1,237,200)	(10,395,860)
6,684,382	7,743,993	10,051,682	19,620,740
7,825,934	6,512,323	12,417,509	13,466,069

(339,911)	(1,099,052)	(1,030,184)	(2,144,021)
(29,347)	(290,743)	(78,450)	(1,325,660)
(210,266)	(456,318)	(220,520)	(495,387)
(667,474)	(1,675,268)	(616,874)	(1,083,859)
(255,100)	(679,791)	(510,033)	(855,596)
(279,598)	(710,788)	(570,945)	(1,004,151)
(359,028)	(1,087,614)	(921,272)	(1,783,972)
—	—	—	—
(2,140,724)	(5,999,574)	(3,948,278)	(8,692,646)

(1,320,600)	(3,987,798)	(4,915,267)	(10,013,826)
38,011	(2,990,492)	89,763	(22,749,685)
264,100	507,783	122,883	(3,188,093)
(438,944)	(232,890)	465,243	(2,454,642)
(483,122)	(508,719)	(1,530,905)	(564,250)
(444,867)	(318,879)	(339,788)	(3,260,026)
(2,306,279)	(2,930,062)	(5,936,593)	(4,015,566)
—	—	—	—
(4,691,701)	(10,461,057)	(12,044,664)	(46,246,088)
993,509	(9,948,308)	(3,575,433)	(41,472,665)

73,087,498	83,035,806	120,118,812	161,591,477
$ 74,081,007	$ 73,087,498	$ 116,543,379	$ 120,118,812

The accompanying notes are an integral part of the financial statements.
67

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2025 Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,981,964	$3,606,272
Net realized gain (loss)	(1,388,445)	(5,002,623)
Net change in unrealized appreciation (depreciation)	13,020,245	15,399,291
Net increase (decrease) in net assets resulting from operations	15,613,764	14,002,940
Distributions to shareholders (Note 2):
Class I	(1,291,991)	(3,937,604)
Class R5	(69,449)	(98,090)
Service Class	(110,839)	(336,885)
Administrative Class	(784,099)	(2,132,964)
Class R4	(594,589)	(1,753,245)
Class A	(274,315)	(720,734)
Class R3	(998,769)	(3,216,163)
Total distributions	(4,124,051)	(12,195,685)
Net fund share transactions (Note 5):
Class I	(720,664)	(7,076,444)
Class R5	668,773	414,108
Service Class	12,110	(531,505)
Administrative Class	(1,206,157)	599,372
Class R4	(1,153,552)	(877,821)
Class A	(899,315)	462,651
Class R3	(7,542,703)	33,304
Increase (decrease) in net assets from fund share transactions	(10,841,508)	(6,976,335)
Total increase (decrease) in net assets	648,205	(5,169,080)
Net assets
Beginning of period	136,886,653	142,055,733
End of period	$ 137,534,858	$ 136,886,653

The accompanying notes are an integral part of the financial statements.
68

MassMutual RetireSMART by JPMorgan 2030 Fund		MassMutual RetireSMART by JPMorgan 2035 Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$6,640,715	$7,043,597	$3,404,719	$2,580,814
2,225,993	(14,403,940)	1,987,547	238,373
25,200,584	47,090,741	17,266,435	16,903,968
34,067,292	39,730,398	22,658,701	19,723,155

(1,677,302)	(5,853,234)	(2,582,056)	(5,178,655)
(341,470)	(7,159,635)	(127,568)	(195,833)
(455,272)	(1,579,399)	(346,170)	(741,028)
(1,615,035)	(5,062,806)	(1,342,502)	(2,373,994)
(651,058)	(2,277,426)	(1,207,801)	(2,007,206)
(656,746)	(2,540,100)	(428,478)	(780,364)
(1,770,666)	(7,093,523)	(2,508,282)	(4,776,856)
(7,167,549)	(31,566,123)	(8,542,857)	(16,053,936)

(4,577,535)	(5,711,276)	514,302	582,745
(7,741,800)	(60,344,212)	244,764	(690,325)
832,431	(1,162,543)	544,425	(612,401)
7,540,642	5,928,872	1,744,603	2,065,930
123,007	359,036	639,454	2,011,043
(540,374)	(837,712)	(12,159)	498,775
(9,931,836)	2,609,245	(2,464,305)	4,178,319
(14,295,465)	(59,158,590)	1,211,084	8,034,086
12,604,278	(50,994,315)	15,326,928	11,703,305

258,147,817	309,142,132	149,996,142	138,292,837
$ 270,752,095	$ 258,147,817	$ 165,323,070	$ 149,996,142

The accompanying notes are an integral part of the financial statements.
69

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2040 Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,591,025	$4,158,359
Net realized gain (loss)	5,155,103	(5,747,610)
Net change in unrealized appreciation (depreciation)	22,001,730	40,997,547
Net increase (decrease) in net assets resulting from operations	30,747,858	39,408,296
Distributions to shareholders (Note 2):
Class I	(1,152,509)	(5,809,434)
Class R5	(14,808)	(5,781,138)
Service Class	(271,494)	(1,452,117)
Administrative Class	(1,195,526)	(5,323,215)
Class R4	(384,393)	(1,861,099)
Class A	(338,793)	(1,725,507)
Class R3	(825,105)	(5,372,313)
Total distributions	(4,182,628)	(27,324,823)
Net fund share transactions (Note 5):
Class I	(5,026,622)	(3,754,110)
Class R5	194,360	(50,721,292)
Service Class	1,014,531	(1,074,270)
Administrative Class	1,070,275	5,466,218
Class R4	(1,876,421)	1,829,745
Class A	379,346	648,830
Class R3	(7,807,445)	4,428,951
Increase (decrease) in net assets from fund share transactions	(12,051,976)	(43,175,928)
Total increase (decrease) in net assets	14,513,254	(31,092,455)
Net assets
Beginning of period	192,819,393	223,911,848
End of period	$ 207,332,647	$ 192,819,393

The accompanying notes are an integral part of the financial statements.
70

MassMutual RetireSMART by JPMorgan 2045 Fund		MassMutual RetireSMART by JPMorgan 2050 Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$1,870,072	$1,674,987	$2,141,628	$2,733,135
2,856,305	806,525	5,470,168	(4,411,604)
14,874,195	15,262,263	16,748,661	32,463,559
19,600,572	17,743,775	24,360,457	30,785,090

(1,976,088)	(3,977,946)	(1,091,962)	(3,397,106)
(62,287)	(97,499)	(48,636)	(5,256,874)
(200,684)	(480,213)	(191,502)	(572,869)
(1,417,522)	(2,574,934)	(1,555,887)	(4,402,189)
(1,036,833)	(1,993,731)	(532,959)	(1,583,369)
(434,767)	(884,534)	(328,304)	(1,023,608)
(2,228,251)	(4,445,492)	(880,412)	(3,540,081)
(7,356,432)	(14,454,349)	(4,629,662)	(19,776,096)

1,434,861	1,010,206	(4,134,916)	1,633,520
107,124	(394,840)	463,578	(44,539,013)
567,884	(472,982)	703,530	382,304
2,151,533	3,779,250	3,205,903	7,678,270
(183,179)	279,345	(855,912)	3,465,302
594,339	349,111	647,788	873,537
(265,949)	3,546,056	(6,012,286)	3,923,430
4,406,613	8,096,146	(5,982,315)	(26,582,650)
16,650,753	11,385,572	13,748,480	(15,573,656)

112,459,915	101,074,343	141,267,918	156,841,574
$ 129,110,668	$ 112,459,915	$ 155,016,398	$ 141,267,918

The accompanying notes are an integral part of the financial statements.
71

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2055 Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$972,769	$882,541
Net realized gain (loss)	1,697,458	(92,674)
Net change in unrealized appreciation (depreciation)	8,408,260	8,573,049
Net increase (decrease) in net assets resulting from operations	11,078,487	9,362,916
Distributions to shareholders (Note 2):
Class I	(953,053)	(1,843,278)
Class R5	(39,929)	(57,279)
Service Class	(203,321)	(399,805)
Administrative Class	(717,707)	(1,271,770)
Class R4	(456,602)	(863,273)
Class A	(104,689)	(162,677)
Class R3	(1,490,690)	(2,780,779)
Total distributions	(3,965,991)	(7,378,861)
Net fund share transactions (Note 5):
Class I	756,956	500,980
Class R5	101,060	(490,728)
Service Class	598,640	215,309
Administrative Class	1,308,838	1,756,990
Class R4	(949,602)	2,278,425
Class A	309,585	267,963
Class R3	999,732	3,182,548
Increase (decrease) in net assets from fund share transactions	3,125,209	7,711,487
Total increase (decrease) in net assets	10,237,705	9,695,542
Net assets
Beginning of period	62,316,114	52,620,572
End of period	$ 72,553,819	$ 62,316,114
+ Fund commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
72

MassMutual RetireSMART by JPMorgan 2060 Fund		MassMutual RetireSMART by JPMorgan 2065 Fund+
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Period Ended September 30, 2023

$387,859	$347,622	$13,851	$3,433
768,461	(500,527)	46,125	856
2,926,520	3,233,908	91,888	(12,195)
4,082,840	3,081,003	151,864	(7,906)

(987,632)	(1,693,451)	(7,897)	—
(16,096)	(25,192)	(1,882)	—
(128,088)	(187,087)	(1,790)	—
(228,776)	(283,229)	(1,698)	—
(110,590)	(134,231)	(1,562)	—
(30,773)	(48,042)	(1,470)	—
(115,886)	(182,699)	(1,334)	—
(1,617,841)	(2,553,931)	(17,633)	—

1,077,530	1,528,231	—	400,000
25,852	15,274	—	100,000
306,121	461,066	—	100,000
788,430	1,216,992	—	100,000
452,952	550,165	—	100,000
88,129	92,466	—	100,000
147,956	433,624	—	100,000
2,886,970	4,297,818	—	1,000,000
5,351,969	4,824,890	134,231	992,094

22,123,582	17,298,692	992,094	—
$ 27,475,551	$ 22,123,582	$ 1,126,325	$ 992,094

The accompanying notes are an integral part of the financial statements.
73

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement Balanced Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,592,004	$8,050,806
Net realized gain (loss)	(2,890,508)	2,605,256
Net change in unrealized appreciation (depreciation)	18,613,492	2,608,479
Net increase (decrease) in net assets resulting from operations	20,314,988	13,264,541
Distributions to shareholders (Note 2):
Class I	(1,372,982)	(2,083,792)
Class M5	(7,608,149)	(12,897,182)
Class M4	(406,563)	(703,701)
Class M3	(153,151)	(303,774)
Total distributions	(9,540,845)	(15,988,449)
Net fund share transactions (Note 5):
Class I	16,705,646	5,250,089
Class M5	5,767,957	17,794,329
Class M4	1,067,220	1,042,416
Class M3	127,895	(1,001,852)
Increase (decrease) in net assets from fund share transactions	23,668,718	23,084,982
Total increase (decrease) in net assets	34,442,861	20,361,074
Net assets
Beginning of period	178,492,144	158,131,070
End of period	$ 212,935,005	$ 178,492,144

The accompanying notes are an integral part of the financial statements.
74

MassMutual Select T. Rowe Price Retirement 2005 Fund		MassMutual Select T. Rowe Price Retirement 2010 Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$421,247	$1,166,230	$2,319,509	$4,623,317
(387,924)	(2,005,077)	(1,804,007)	(1,189,861)
1,903,346	2,965,669	10,699,575	6,324,147
1,936,669	2,126,822	11,215,077	9,757,603

(212,856)	(1,407,669)	(2,147,567)	(7,409,599)
(176,310)	(523,707)	(635,347)	(2,418,095)
(42,708)	(152,332)	(243,210)	(1,078,821)
(37,007)	(119,775)	(131,936)	(883,160)
(468,881)	(2,203,483)	(3,158,060)	(11,789,675)

(18,747)	(6,703,971)	1,897,433	703,963
(271,203)	399,753	(2,331,910)	(654,133)
458,583	(447,569)	(2,323,580)	(1,232,675)
(796,394)	40,459	(293,105)	(3,203,112)
(627,761)	(6,711,328)	(3,051,162)	(4,385,957)
840,027	(6,787,989)	5,005,855	(6,418,029)

17,591,251	24,379,240	96,844,913	103,262,942
$ 18,431,278	$ 17,591,251	$ 101,850,768	$ 96,844,913

The accompanying notes are an integral part of the financial statements.
75

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2015 Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,456,052	$4,861,419
Net realized gain (loss)	(1,690,579)	65,805
Net change in unrealized appreciation (depreciation)	12,018,802	6,254,471
Net increase (decrease) in net assets resulting from operations	12,784,275	11,181,695
Distributions to shareholders (Note 2):
Class I	(2,716,297)	(7,786,710)
Class M5	(1,584,945)	(4,703,572)
Class M4	(227,423)	(527,680)
Class M3	(59,323)	(177,093)
Total distributions	(4,587,988)	(13,195,055)
Net fund share transactions (Note 5):
Class I	82,721	(1,790,758)
Class M5	(371,332)	(2,431,236)
Class M4	197,348	295,917
Class M3	(77,420)	(2,903,043)
Increase (decrease) in net assets from fund share transactions	(168,683)	(6,829,120)
Total increase (decrease) in net assets	8,027,604	(8,842,480)
Net assets
Beginning of period	105,388,954	114,231,434
End of period	$ 113,416,558	$ 105,388,954

The accompanying notes are an integral part of the financial statements.
76

MassMutual Select T. Rowe Price Retirement 2020 Fund		MassMutual Select T. Rowe Price Retirement 2025 Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$10,715,332	$20,666,543	$10,961,375	$18,766,908
(2,564,778)	6,347,768	(4,411,281)	14,316,493
51,571,106	27,127,475	61,462,845	29,136,555
59,721,660	54,141,786	68,012,939	62,219,956

(13,243,245)	(37,135,320)	(24,745,753)	(49,501,853)
(6,517,608)	(18,245,174)	(4,670,576)	(11,472,649)
(2,963,813)	(8,827,372)	(2,939,825)	(6,910,733)
(1,115,795)	(4,310,980)	(1,520,103)	(3,539,461)
(23,840,461)	(68,518,846)	(33,876,257)	(71,424,696)

(754,323)	7,624,061	3,980,483	22,499,739
(14,129,242)	(4,197,957)	(12,142,165)	(10,176,713)
(3,489,578)	(5,771,562)	(7,533,111)	(1,540,099)
(6,941,712)	(4,489,193)	(449,988)	(8,881,509)
(25,314,855)	(6,834,651)	(16,144,781)	1,901,418
10,566,344	(21,211,711)	17,991,901	(7,303,322)

490,646,340	511,858,051	520,268,456	527,571,778
$ 501,212,684	$ 490,646,340	$ 538,260,357	$ 520,268,456

The accompanying notes are an integral part of the financial statements.
77

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2030 Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$26,004,957	$32,672,859
Net realized gain (loss)	5,873,438	65,005,618
Net change in unrealized appreciation (depreciation)	164,093,192	62,357,119
Net increase (decrease) in net assets resulting from operations	195,971,587	160,035,596
Distributions to shareholders (Note 2):
Class I	(59,160,176)	(89,308,577)
Class M5	(29,220,918)	(43,648,928)
Class M4	(12,518,883)	(19,583,770)
Class M3	(5,548,128)	(9,130,988)
Total distributions	(106,448,105)	(161,672,263)
Net fund share transactions (Note 5):
Class I	57,754,637	90,347,761
Class M5	(4,520,050)	21,786,312
Class M4	7,783,497	11,156,855
Class M3	2,677,503	(9,115,282)
Increase (decrease) in net assets from fund share transactions	63,695,587	114,175,646
Total increase (decrease) in net assets	153,219,069	112,538,979
Net assets
Beginning of period	1,285,665,719	1,173,126,740
End of period	$ 1,438,884,788	$ 1,285,665,719

The accompanying notes are an integral part of the financial statements.
78

MassMutual Select T. Rowe Price Retirement 2035 Fund		MassMutual Select T. Rowe Price Retirement 2040 Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$13,688,194	$13,292,984	$22,258,135	$16,701,191
8,145,449	41,707,746	20,838,531	73,831,171
101,234,484	41,856,342	183,785,377	89,200,541
123,068,127	96,857,072	226,882,043	179,732,903

(44,424,961)	(53,962,632)	(57,634,296)	(82,791,145)
(9,355,164)	(12,699,918)	(27,953,692)	(42,625,996)
(6,532,231)	(8,298,444)	(11,357,560)	(17,706,685)
(3,051,449)	(4,034,514)	(4,868,521)	(8,989,189)
(63,363,805)	(78,995,508)	(101,814,069)	(152,113,015)

57,271,945	76,892,181	81,015,990	125,586,124
(1,530,125)	1,202,780	12,546,767	25,407,133
2,125,819	3,230,681	4,380,618	12,866,874
2,108,441	(1,144,824)	(2,568,299)	(3,281,773)
59,976,080	80,180,818	95,375,076	160,578,358
119,680,402	98,042,382	220,443,050	188,198,246

711,827,751	613,785,369	1,215,452,967	1,027,254,721
$ 831,508,153	$ 711,827,751	$ 1,435,896,017	$ 1,215,452,967

The accompanying notes are an integral part of the financial statements.
79

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2045 Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$10,460,647	$6,646,250
Net realized gain (loss)	12,906,536	39,699,908
Net change in unrealized appreciation (depreciation)	93,110,322	42,460,294
Net increase (decrease) in net assets resulting from operations	116,477,505	88,806,452
Distributions to shareholders (Note 2):
Class I	(39,636,229)	(45,395,168)
Class M5	(6,038,865)	(8,635,706)
Class M4	(4,780,474)	(6,096,550)
Class M3	(2,471,367)	(3,138,892)
Total distributions	(52,926,935)	(63,266,316)
Net fund share transactions (Note 5):
Class I	60,428,054	85,722,051
Class M5	2,540,255	(3,408,536)
Class M4	906,487	3,230,834
Class M3	1,910,221	(205,919)
Increase (decrease) in net assets from fund share transactions	65,785,017	85,338,430
Total increase (decrease) in net assets	129,335,587	110,878,566
Net assets
Beginning of period	586,313,519	475,434,953
End of period	$ 715,649,106	$ 586,313,519

The accompanying notes are an integral part of the financial statements.
80

MassMutual Select T. Rowe Price Retirement 2050 Fund		MassMutual Select T. Rowe Price Retirement 2055 Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$15,350,324	$8,905,829	$6,973,216	$3,772,859
19,072,249	56,633,646	8,608,550	25,557,987
141,571,119	67,750,216	65,100,848	27,286,577
175,993,692	133,289,691	80,682,614	56,617,423

(40,993,891)	(53,739,968)	(26,725,562)	(26,744,224)
(22,059,647)	(30,227,423)	(2,856,806)	(3,855,725)
(7,237,528)	(9,646,526)	(2,862,055)	(3,046,858)
(3,687,869)	(5,858,975)	(1,566,278)	(2,007,743)
(73,978,935)	(99,472,892)	(34,010,701)	(35,654,550)

76,992,737	101,076,749	59,039,177	72,437,242
15,432,655	21,733,795	(666,360)	(2,901,634)
8,889,678	11,150,964	1,254,737	3,354,863
(920,133)	2,611,285	259,921	(178,746)
100,394,937	136,572,793	59,887,475	72,711,725
202,409,694	170,389,592	106,559,388	93,674,598

871,488,874	701,099,282	388,473,968	294,799,370
$ 1,073,898,568	$ 871,488,874	$ 495,033,356	$ 388,473,968

The accompanying notes are an integral part of the financial statements.
81

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2060 Fund		MassMutual Select T. Rowe Price Retirement 2065 Fund+
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Period Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,018,099	$1,659,968	$29,388	$(3,330)
Net realized gain (loss)	3,620,035	10,852,749	42,253	2,129
Net change in unrealized appreciation (depreciation)	40,236,735	13,455,307	397,554	2,364
Net increase (decrease) in net assets resulting from operations	47,874,869	25,968,024	469,195	1,163
Distributions to shareholders (Note 2):
Class I	(10,236,293)	(7,603,946)	(17,773)	—
Class M5	(3,980,975)	(3,403,805)	(1,781)	—
Class M4	(1,628,892)	(1,568,194)	(15,478)	—
Class M3	(667,506)	(631,426)	(1,241)	—
Total distributions	(16,513,666)	(13,207,371)	(36,273)	—
Net fund share transactions (Note 5):
Class I	41,189,517	57,435,659	1,193,637	893,798
Class M5	9,630,504	10,771,305	384,300	104,176
Class M4	3,240,384	4,565,748	799,328	113,167
Class M3	834,746	3,145,051	—	100,000
Increase (decrease) in net assets from fund share transactions	54,895,151	75,917,763	2,377,265	1,211,141
Total increase (decrease) in net assets	86,256,354	88,678,416	2,810,187	1,212,304
Net assets
Beginning of period	219,101,153	130,422,737	1,212,304	—
End of period	$ 305,357,507	$ 219,101,153	$ 4,022,491	$ 1,212,304
+ Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
82

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 20/80 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.34	$ 0.33	$ 0.45	$ 0.78	$ (0.31)	$—	$ (0.31)	$ 8.81	9.38%[b]	$ 13,742	0.14%[a]	0.08%[a]	7.75%[a]
9/30/23	8.37	0.22	0.17	0.39	(0.25)	(0.17)	(0.42)	8.34	4.70%	13,553	0.14%	0.04%	2.62%
9/30/22	10.60	0.32	(1.84)	(1.52)	(0.33)	(0.38)	(0.71)	8.37	(15.46%)	13,143	0.12%	0.04%	3.35%
9/30/21	10.34	0.28	0.56	0.84	(0.38)	(0.20)	(0.58)	10.60	8.35%	18,990	0.12%	0.03%	2.67%
9/30/20	10.15	0.25	0.45	0.70	(0.31)	(0.20)	(0.51)	10.34	7.09%	17,848	0.11%	0.02%	2.49%
9/30/19	10.02	0.27	0.37	0.64	(0.32)	(0.19)	(0.51)	10.15	6.95%	12,197	0.12%	0.02%	2.78%
Class R5
3/31/24[r]	$8.33	$0.32	$0.45	$0.77	$(0.30)	$—	$(0.30)	$8.80	9.29%[b]	$2,654	0.24%[a]	0.18%[a]	7.69%[a]
9/30/23	8.35	0.22	0.17	0.39	(0.24)	(0.17)	(0.41)	8.33	4.66%	2,672	0.24%	0.14%	2.53%
9/30/22	10.59	0.45	(1.99)	(1.54)	(0.32)	(0.38)	(0.70)	8.35	(15.64%)	2,488	0.22%	0.14%	4.59%
9/30/21	10.32	0.27	0.57	0.84	(0.37)	(0.20)	(0.57)	10.59	8.37%	6,108	0.22%	0.13%	2.62%
9/30/20	10.14	0.28	0.40	0.68	(0.30)	(0.20)	(0.50)	10.32	6.89%	5,946	0.21%	0.12%	2.85%
9/30/19	10.01	0.29	0.34	0.63	(0.31)	(0.19)	(0.50)	10.14	6.83%	6,919	0.22%	0.12%	2.96%
Service Class
3/31/24[r]	$8.32	$0.32	$0.44	$0.76	$(0.29)	$—	$(0.29)	$8.79	9.19%[b]	$125,633	0.34%[a]	0.28%[a]	7.47%[a]
9/30/23	8.35	0.20	0.17	0.37	(0.23)	(0.17)	(0.40)	8.32	4.49%	111,916	0.34%	0.24%	2.40%
9/30/22	10.58	0.28	(1.82)	(1.54)	(0.31)	(0.38)	(0.69)	8.35	(15.66%)	103,035	0.32%	0.24%	2.95%
9/30/21	10.32	0.24	0.59	0.83	(0.37)	(0.20)	(0.57)	10.58	8.21%	123,549	0.32%	0.23%	2.27%
9/30/20	10.13	0.05	0.63	0.68	(0.29)	(0.20)	(0.49)	10.32	6.90%	114,464	0.31%	0.22%	0.51%
9/30/19	10.01	0.27	0.34	0.61	(0.30)	(0.19)	(0.49)	10.13	6.62%	9,225	0.32%	0.22%	2.74%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	10%	27%	27%	26%	33%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
83

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$8.35	$0.34	$0.42	$0.76	$(0.27)	$—	$(0.27)	$8.84	9.19%[b]	$15,930	0.44%[a]	0.38%[a]	8.00%[a]
9/30/23	8.38	0.20	0.16	0.36	(0.22)	(0.17)	(0.39)	8.35	4.35%	18,560	0.44%	0.34%	2.30%
9/30/22	10.60	0.28	(1.84)	(1.56)	(0.28)	(0.38)	(0.66)	8.38	(15.72%)	18,215	0.42%	0.34%	2.88%
9/30/21	10.33	0.25	0.57	0.82	(0.35)	(0.20)	(0.55)	10.60	8.11%	26,944	0.42%	0.33%	2.40%
9/30/20	10.14	0.22	0.44	0.66	(0.27)	(0.20)	(0.47)	10.33	6.72%	34,036	0.41%	0.32%	2.17%
9/30/19	10.01	0.28	0.33	0.61	(0.29)	(0.19)	(0.48)	10.14	6.57%	32,206	0.42%	0.32%	2.87%
Class R4
3/31/24[r]	$8.50	$0.33	$0.43	$0.76	$(0.27)	$—	$(0.27)	$8.99	8.99%[b]	$3,343	0.59%[a]	0.53%[a]	7.77%[a]
9/30/23	8.51	0.19	0.18	0.37	(0.21)	(0.17)	(0.38)	8.50	4.32%	3,054	0.59%	0.49%	2.22%
9/30/22	10.76	0.27	(1.87)	(1.60)	(0.27)	(0.38)	(0.65)	8.51	(15.92%)	3,066	0.57%	0.49%	2.80%
9/30/21	10.21	0.26	0.55	0.81	(0.06)	(0.20)	(0.26)	10.76	8.00%	4,254	0.57%	0.48%	2.46%
9/30/20	10.04	0.39	0.25	0.64	(0.27)	(0.20)	(0.47)	10.21	6.51%	6,643	0.56%	0.47%	3.94%
9/30/19	9.92	0.24	0.35	0.59	(0.28)	(0.19)	(0.47)	10.04	6.42%	124,050	0.57%	0.47%	2.47%
Class A
3/31/24[r]	$8.39	$0.30	$0.46	$0.76	$(0.25)	$—	$(0.25)	$8.90	9.13%[b]	$12,115	0.68%[a]	0.61%[a]	7.09%[a]
9/30/23	8.42	0.20	0.14	0.34	(0.20)	(0.17)	(0.37)	8.39	4.05%	12,091	0.69%	0.59%	2.31%
9/30/22	10.65	0.26	(1.84)	(1.58)	(0.27)	(0.38)	(0.65)	8.42	(15.90%)	14,202	0.67%	0.59%	2.69%
9/30/21	10.38	0.22	0.57	0.79	(0.32)	(0.20)	(0.52)	10.65	7.76%	19,773	0.67%	0.58%	2.08%
9/30/20	10.19	0.23	0.41	0.64	(0.25)	(0.20)	(0.45)	10.38	6.45%	22,073	0.66%	0.57%	2.30%
9/30/19	10.05	0.25	0.34	0.59	(0.26)	(0.19)	(0.45)	10.19	6.34%	25,898	0.67%	0.57%	2.59%
Class R3
3/31/24[r]	$8.22	$0.29	$0.44	$0.73	$(0.24)	$—	$(0.24)	$8.71	8.98%[b]	$3,313	0.84%[a]	0.78%[a]	7.06%[a]
9/30/23	8.25	0.18	0.14	0.32	(0.18)	(0.17)	(0.35)	8.22	3.90%	3,499	0.84%	0.74%	2.19%
9/30/22	10.45	0.24	(1.81)	(1.57)	(0.25)	(0.38)	(0.63)	8.25	(16.05%)	4,126	0.82%	0.74%	2.49%
9/30/21	10.20	0.21	0.56	0.77	(0.32)	(0.20)	(0.52)	10.45	7.64%	5,725	0.82%	0.73%	2.06%
9/30/20	10.01	0.21	0.41	0.62	(0.23)	(0.20)	(0.43)	10.20	6.32%	6,964	0.81%	0.72%	2.11%
9/30/19	9.89	0.22	0.34	0.56	(0.25)	(0.19)	(0.44)	10.01	6.15%	7,102	0.82%	0.72%	2.30%
Class Y
3/31/24[r]	$8.32	$0.32	$0.45	$0.77	$(0.30)	$—	$(0.30)	$8.79	9.30%[b]	$101	0.24%[a]	0.18%[a]	7.69%[a]
9/30/23[g]	8.67	0.02	(0.37)aa	(0.35)	—	—	—	8.32	(4.04%)[b]	96	0.24%[a]	0.14%[a]	0.33%[a]

The accompanying notes are an integral part of the financial statements.
84

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 40/60 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.18	$ 0.26	$ 0.71	$ 0.97	$ (0.24)	$ (0.15)	$ (0.39)	$ 8.76	12.01%[b]	$ 32,407	0.14%[a]	0.09%[a]	6.34%[a]
9/30/23	8.11	0.19	0.46	0.65	(0.21)	(0.37)	(0.58)	8.18	8.25%	29,787	0.13%	0.06%	2.30%
9/30/22	10.57	0.27	(1.85)	(1.58)	(0.33)	(0.55)	(0.88)	8.11	(16.39%)	30,477	0.11%	0.06%	2.83%
9/30/21	9.80	0.22	1.11	1.33	(0.33)	(0.23)	(0.56)	10.57	13.89%	47,449	0.11%	0.05%	2.09%
9/30/20	9.93	0.18	0.71	0.89	(0.24)	(0.78)	(1.02)	9.80	9.29%	36,725	0.10%	0.04%	1.94%
9/30/19	10.58	0.21	0.13	0.34	(0.31)	(0.68)	(0.99)	9.93	4.69%	28,843	0.10%	0.04%	2.13%
Class R5
3/31/24[r]	$8.19	$0.26	$0.71	$0.97	$(0.23)	$(0.15)	$(0.38)	$8.78	12.01%[b]	$6,086	0.24%[a]	0.19%[a]	6.20%[a]
9/30/23	8.12	0.18	0.46	0.64	(0.20)	(0.37)	(0.57)	8.19	8.10%	6,005	0.23%	0.16%	2.17%
9/30/22	10.57	0.34	(1.92)	(1.58)	(0.32)	(0.55)	(0.87)	8.12	(16.37%)	5,503	0.21%	0.16%	3.59%
9/30/21	9.81	0.23	1.08	1.31	(0.32)	(0.23)	(0.55)	10.57	13.66%	8,580	0.21%	0.15%	2.23%
9/30/20	9.94	0.22	0.65	0.87	(0.22)	(0.78)	(1.00)	9.81	9.12%	9,331	0.20%	0.14%	2.34%
9/30/19	10.57	0.28	0.06	0.34	(0.29)	(0.68)	(0.97)	9.94	4.76%	9,972	0.20%	0.14%	2.88%
Service Class
3/31/24[r]	$8.24	$0.26	$0.70	$0.96	$(0.22)	$(0.15)	$(0.37)	$8.83	11.82%[b]	$14,784	0.34%[a]	0.29%[a]	6.15%[a]
9/30/23	8.17	0.18	0.46	0.64	(0.20)	(0.37)	(0.57)	8.24	7.95%	13,315	0.33%	0.26%	2.12%
9/30/22	10.62	0.23	(1.82)	(1.59)	(0.31)	(0.55)	(0.86)	8.17	(16.40%)	12,834	0.31%	0.26%	2.43%
9/30/21	9.85	0.21	1.10	1.31	(0.31)	(0.23)	(0.54)	10.62	13.62%	16,971	0.31%	0.25%	2.06%
9/30/20	9.98	0.13	0.73	0.86	(0.21)	(0.78)	(0.99)	9.85	8.98%	17,683	0.30%	0.24%	1.37%
9/30/19	10.62	0.23	0.10	0.33	(0.29)	(0.68)	(0.97)	9.98	4.53%	11,427	0.30%	0.24%	2.35%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	10%	27%	32%	24%	52%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
85

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$8.24	$0.25	$0.71	$0.96	$(0.21)	$(0.15)	$(0.36)	$8.84	11.82%[b]	$28,394	0.44%[a]	0.39%[a]	6.06%[a]
9/30/23	8.16	0.17	0.46	0.63	(0.18)	(0.37)	(0.55)	8.24	7.94%	25,914	0.43%	0.36%	2.06%
9/30/22	10.61	0.22	(1.83)	(1.61)	(0.29)	(0.55)	(0.84)	8.16	(16.55%)	28,220	0.41%	0.36%	2.30%
9/30/21	9.84	0.21	1.09	1.30	(0.30)	(0.23)	(0.53)	10.61	13.46%	44,399	0.41%	0.35%	2.02%
9/30/20	9.96	0.19	0.67	0.86	(0.20)	(0.78)	(0.98)	9.84	8.94%	53,133	0.40%	0.34%	1.98%
9/30/19	10.59	0.23	0.09	0.32	(0.27)	(0.68)	(0.95)	9.96	4.50%	70,893	0.40%	0.34%	2.40%
Class R4
3/31/24[r]	$8.13	$0.24	$0.71	$0.95	$(0.21)	$(0.15)	$(0.36)	$8.72	11.75%[b]	$46,233	0.59%[a]	0.54%[a]	5.88%[a]
9/30/23	8.07	0.15	0.46	0.61	(0.18)	(0.37)	(0.55)	8.13	7.66%	38,456	0.58%	0.51%	1.80%
9/30/22	10.51	0.20	(1.80)	(1.60)	(0.29)	(0.55)	(0.84)	8.07	(16.65%)	32,058	0.56%	0.51%	2.14%
9/30/21	9.75	0.17	1.10	1.27	(0.28)	(0.23)	(0.51)	10.51	13.27%	32,786	0.56%	0.50%	1.65%
9/30/20	9.88	0.18	0.67	0.85	(0.20)	(0.78)	(0.98)	9.75	8.87%	29,626	0.55%	0.49%	1.96%
9/30/19	10.53	0.19	0.10	0.29	(0.26)	(0.68)	(0.94)	9.88	4.19%	40,232	0.55%	0.49%	2.02%
Class A
3/31/24[r]	$8.26	$0.25	$0.72	$0.97	$(0.19)	$(0.15)	$(0.34)	$8.89	11.82%[b]	$37,201	0.67%[a]	0.62%[a]	5.97%[a]
9/30/23	8.18	0.16	0.45	0.61	(0.16)	(0.37)	(0.53)	8.26	7.63%	38,942	0.68%	0.61%	1.87%
9/30/22	10.64	0.20	(1.84)	(1.64)	(0.27)	(0.55)	(0.82)	8.18	(16.82%)	45,256	0.66%	0.61%	2.10%
9/30/21	9.86	0.18	1.10	1.28	(0.27)	(0.23)	(0.50)	10.64	13.26%	61,814	0.66%	0.60%	1.73%
9/30/20	9.99	0.16	0.67	0.83	(0.18)	(0.78)	(0.96)	9.86	8.56%	69,682	0.65%	0.59%	1.67%
9/30/19	10.61	0.21	0.09	0.30	(0.24)	(0.68)	(0.92)	9.99	4.24%	81,959	0.65%	0.59%	2.13%
Class R3
3/31/24[r]	$8.10	$0.23	$0.70	$0.93	$(0.18)	$(0.15)	$(0.33)	$8.70	11.63%[b]	$15,191	0.84%[a]	0.79%[a]	5.69%[a]
9/30/23	8.03	0.14	0.45	0.59	(0.15)	(0.37)	(0.52)	8.10	7.43%	14,214	0.83%	0.76%	1.64%
9/30/22	10.50	0.21	(1.83)	(1.62)	(0.30)	(0.55)	(0.85)	8.03	(16.91%)	15,309	0.81%	0.76%	2.25%
9/30/21	9.74	0.17	1.08	1.25	(0.26)	(0.23)	(0.49)	10.50	13.07%	7,450	0.81%	0.75%	1.69%
9/30/20	9.86	0.14	0.68	0.82	(0.16)	(0.78)	(0.94)	9.74	8.56%	8,785	0.80%	0.74%	1.46%
9/30/19	10.50	0.18	0.09	0.27	(0.23)	(0.68)	(0.91)	9.86	3.95%	9,050	0.80%	0.74%	1.90%
Class Y
3/31/24[r]	$8.19	$0.26	$0.71	$0.97	$(0.23)	$(0.15)	$(0.38)	$8.78	12.02%[b]	$104	0.24%[a]	0.19%[a]	6.36%[a]
9/30/23[g]	8.44	0.01	(0.26)aa	(0.25)	—	—	—	8.19	(2.96%)[b]	97	0.23%[a]	0.16%[a]	0.12%[a]

The accompanying notes are an integral part of the financial statements.
86

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.02	$ 0.21	$ 0.94	$ 1.15	$ (0.20)	$ (0.19)	$ (0.39)	$ 8.78	14.63% [b]	$ 31,837	0.15% [a]	0.10% [a]	5.05% [a]
9/30/23	8.02	0.17	0.75	0.92	(0.20)	(0.72)	(0.92)	8.02	11.99%	28,687	0.14%	0.06%	2.06%
9/30/22	10.96	0.19	(1.73)	(1.54)	(0.38)	(1.02)	(1.40)	8.02	(16.45%)	28,473	0.12%	0.06%	2.05%
9/30/21	9.50	0.19	1.70	1.89	(0.28)	(0.15)	(0.43)	10.96	20.32%	28,917	0.11%	0.05%	1.81%
9/30/20	9.90	0.16	0.71	0.87	(0.21)	(1.06)	(1.27)	9.50	9.14%	21,696	0.11%	0.04%	1.73%
9/30/19	11.21	0.21	(0.12)aa	0.09	(0.32)	(1.08)	(1.40)	9.90	3.17%	15,679	0.11%	0.04%	2.19%
Class R5
3/31/24[r]	$8.02	$0.20	$0.95	$1.15	$(0.19)	$(0.19)	$(0.38)	$8.79	14.64% [b]	$9,274	0.25% [a]	0.20% [a]	4.87% [a]
9/30/23	8.03	0.16	0.73	0.89	(0.18)	(0.72)	(0.90)	8.02	11.68%	8,483	0.24%	0.16%	1.90%
9/30/22	10.96	0.32	(1.86)	(1.54)	(0.37)	(1.02)	(1.39)	8.03	(16.42%)	8,300	0.21%	0.16%	3.24%
9/30/21	9.50	0.16	1.72	1.88	(0.27)	(0.15)	(0.42)	10.96	20.21%	20,602	0.21%	0.15%	1.56%
9/30/20	9.91	0.18	0.67	0.85	(0.20)	(1.06)	(1.26)	9.50	8.93%	15,435	0.21%	0.14%	1.92%
9/30/19	11.21	0.22	(0.14)aa	0.08	(0.30)	(1.08)	(1.38)	9.91	3.12%	12,028	0.21%	0.14%	2.21%
Service Class
3/31/24[r]	$8.06	$0.19	$0.97	$1.16	$(0.18)	$(0.19)	$(0.37)	$8.85	14.72% [b]	$25,434	0.35% [a]	0.30% [a]	4.70% [a]
9/30/23	8.07	0.15	0.74	0.89	(0.18)	(0.72)	(0.90)	8.06	11.54%	21,714	0.34%	0.26%	1.84%
9/30/22	11.01	0.19	(1.75)	(1.56)	(0.36)	(1.02)	(1.38)	8.07	(16.55%)	20,361	0.32%	0.26%	2.00%
9/30/21	9.54	0.17	1.71	1.88	(0.26)	(0.15)	(0.41)	11.01	20.15%	24,617	0.31%	0.25%	1.60%
9/30/20	9.93	0.07	0.79	0.86	(0.19)	(1.06)	(1.25)	9.54	8.94%	25,087	0.31%	0.24%	0.76%
9/30/19	11.24	0.20	(0.14)aa	0.06	(0.29)	(1.08)	(1.37)	9.93	2.90%	9,014	0.31%	0.24%	2.03%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	14%	35%	26%	28%	58%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
87

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$8.07	$0.20	$0.95	$1.15	$(0.17)	$(0.19)	$(0.36)	$8.86	14.56%[b]	$41,351	0.45%[a]	0.40%[a]	4.73%[a]
9/30/23	8.07	0.14	0.75	0.89	(0.17)	(0.72)	(0.89)	8.07	11.54%	38,329	0.44%	0.36%	1.72%
9/30/22	11.00	0.19	(1.76)	(1.57)	(0.34)	(1.02)	(1.36)	8.07	(16.62%)	37,871	0.41%	0.36%	1.98%
9/30/21	9.53	0.16	1.71	1.87	(0.25)	(0.15)	(0.40)	11.00	20.00%	61,143	0.41%	0.35%	1.53%
9/30/20	9.92	0.16	0.68	0.84	(0.17)	(1.06)	(1.23)	9.53	8.78%	59,725	0.41%	0.34%	1.71%
9/30/19	11.22	0.21	(0.15)aa	0.06	(0.28)	(1.08)	(1.36)	9.92	2.88%	81,829	0.41%	0.34%	2.11%
Class R4
3/31/24[r]	$7.98	$0.19	$0.95	$1.14	$(0.16)	$(0.19)	$(0.35)	$8.77	14.57%[b]	$9,069	0.60%[a]	0.55%[a]	4.57%[a]
9/30/23	7.99	0.13	0.74	0.87	(0.16)	(0.72)	(0.88)	7.98	11.35%	8,017	0.59%	0.51%	1.62%
9/30/22	10.91	0.16	(1.74)	(1.58)	(0.32)	(1.02)	(1.34)	7.99	(16.78%)	8,037	0.56%	0.51%	1.72%
9/30/21	9.43	0.13	1.71	1.84	(0.21)	(0.15)	(0.36)	10.91	19.83%	10,735	0.56%	0.50%	1.26%
9/30/20	9.84	0.20	0.62	0.82	(0.17)	(1.06)	(1.23)	9.43	8.59%	10,218	0.56%	0.49%	2.13%
9/30/19	11.14	0.18	(0.13)aa	0.05	(0.27)	(1.08)	(1.35)	9.84	2.75%	27,212	0.56%	0.49%	1.87%
Class A
3/31/24[r]	$8.11	$0.18	$0.96	$1.14	$(0.14)	$(0.19)	$(0.33)	$8.92	14.37%[b]	$38,801	0.68%[a]	0.63%[a]	4.31%[a]
9/30/23	8.10	0.13	0.74	0.87	(0.14)	(0.72)	(0.86)	8.11	11.27%	39,817	0.69%	0.61%	1.55%
9/30/22	11.04	0.16	(1.76)	(1.60)	(0.32)	(1.02)	(1.34)	8.10	(16.84%)	44,420	0.66%	0.61%	1.69%
9/30/21	9.57	0.14	1.70	1.84	(0.22)	(0.15)	(0.37)	11.04	19.60%	57,203	0.66%	0.60%	1.31%
9/30/20	9.96	0.13	0.69	0.82	(0.15)	(1.06)	(1.21)	9.57	8.51%	59,454	0.66%	0.59%	1.43%
9/30/19	11.24	0.19	(0.14)aa	0.05	(0.25)	(1.08)	(1.33)	9.96	2.67%	65,910	0.66%	0.59%	1.90%
Class R3
3/31/24[r]	$7.94	$0.17	$0.94	$1.11	$(0.14)	$(0.19)	$(0.33)	$8.72	14.26%[b]	$11,853	0.85%[a]	0.80%[a]	4.17%[a]
9/30/23	7.94	0.10	0.75	0.85	(0.13)	(0.72)	(0.85)	7.94	11.17%	10,228	0.84%	0.76%	1.26%
9/30/22	10.84	0.15	(1.74)	(1.59)	(0.29)	(1.02)	(1.31)	7.94	(17.00%)	9,592	0.81%	0.76%	1.53%
9/30/21	9.40	0.12	1.68	1.80	(0.21)	(0.15)	(0.36)	10.84	19.50%	14,252	0.81%	0.75%	1.13%
9/30/20	9.80	0.11	0.68	0.79	(0.13)	(1.06)	(1.19)	9.40	8.33%	15,686	0.81%	0.74%	1.16%
9/30/19	11.10	0.16	(0.13)aa	0.03	(0.25)	(1.08)	(1.33)	9.80	2.45%	16,144	0.81%	0.74%	1.66%
Class Y
3/31/24[r]	$8.02	$0.21	$0.94	$1.15	$(0.19)	$(0.19)	$(0.38)	$8.79	14.66%[b]	$108	0.25%[a]	0.20%[a]	5.00%[a]
9/30/23[g]	8.17	0.00[d]	(0.15)aa	(0.15)	—	—	—	8.02	(1.84%)[b]	98	0.24%[a]	0.16%[a]	0.00%[a,e]

The accompanying notes are an integral part of the financial statements.
88

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.95	$ 0.63	$ 0.90	$ 1.53	$ (0.14)	$ (0.26)	$ (0.40)	$ 10.08	17.54%[b]	$ 40,250	0.20%[a]	0.13%[a]	13.57%[a]
9/30/23	8.86	0.16	1.14	1.30	(0.20)	(1.01)	(1.21)	8.95	15.65%	35,417	0.19%	0.09%	1.74%
9/30/22	12.13	0.20	(2.08)	(1.88)	(0.41)	(0.98)	(1.39)	8.86	(17.85%)	33,246	0.16%	0.09%	1.91%
9/30/21	10.28	0.18	2.24	2.42	(0.23)	(0.34)	(0.57)	12.13	24.09%	38,991	0.16%	0.08%	1.51%
9/30/20	10.59	0.16	0.86	1.02	(0.19)	(1.14)	(1.33)	10.28	9.81%	30,942	0.18%	0.07%	1.58%
9/30/19	12.25	0.21	(0.27)	(0.06)	(0.34)	(1.26)	(1.60)	10.59	2.28%	23,314	0.20%	0.07%	2.06%
Class R5
3/31/24[r]	$8.97	$0.61	$0.91	$1.52	$(0.13)	$(0.26)	$(0.39)	$10.10	17.36%[b]	$3,159	0.30%[a]	0.23%[a]	13.19%[a]
9/30/23	8.87	0.14	1.16	1.30	(0.19)	(1.01)	(1.20)	8.97	15.58%	3,416	0.29%	0.19%	1.57%
9/30/22	12.14	0.32	(2.21)	(1.89)	(0.40)	(0.98)	(1.38)	8.87	(17.91%)	3,301	0.25%	0.19%	2.90%
9/30/21	10.29	0.15	2.26	2.41	(0.22)	(0.34)	(0.56)	12.14	23.96%	7,435	0.26%	0.18%	1.32%
9/30/20	10.60	0.15	0.86	1.01	(0.18)	(1.14)	(1.32)	10.29	9.71%	6,025	0.28%	0.17%	1.54%
9/30/19	12.25	0.19	(0.25)	(0.06)	(0.33)	(1.26)	(1.59)	10.60	2.21%	5,024	0.30%	0.17%	1.83%
Service Class
3/31/24[r]	$8.98	$0.61	$0.91	$1.52	$(0.13)	$(0.26)	$(0.39)	$10.11	17.25%[b]	$17,180	0.40%[a]	0.33%[a]	13.10%[a]
9/30/23	8.88	0.14	1.15	1.29	(0.18)	(1.01)	(1.19)	8.98	15.50%	15,609	0.39%	0.29%	1.50%
9/30/22	12.16	0.20	(2.11)	(1.91)	(0.39)	(0.98)	(1.37)	8.88	(18.04%)	12,945	0.35%	0.29%	1.85%
9/30/21	10.31	0.13	2.27	2.40	(0.21)	(0.34)	(0.55)	12.16	23.83%	15,973	0.36%	0.28%	1.13%
9/30/20	10.61	0.05	0.95	1.00	(0.16)	(1.14)	(1.30)	10.31	9.64%	11,041	0.38%	0.27%	0.51%
9/30/19	12.27	0.19	(0.27)	(0.08)	(0.32)	(1.26)	(1.58)	10.61	2.01%	3,115	0.40%	0.27%	1.84%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	13%	39%	28%	29%	62%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
89

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$8.98	$0.62	$0.90	$1.52	$(0.11)	$(0.26)	$(0.37)	$10.13	17.33%[b]	$16,194	0.50%[a]	0.43%[a]	13.24%[a]
9/30/23	8.88	0.13	1.15	1.28	(0.17)	(1.01)	(1.18)	8.98	15.33%	17,004	0.49%	0.39%	1.46%
9/30/22	12.15	0.18	(2.10)	(1.92)	(0.37)	(0.98)	(1.35)	8.88	(18.10%)	17,296	0.45%	0.39%	1.69%
9/30/21	10.29	0.14	2.25	2.39	(0.19)	(0.34)	(0.53)	12.15	23.77%	23,648	0.46%	0.38%	1.23%
9/30/20	10.59	0.14	0.84	0.98	(0.14)	(1.14)	(1.28)	10.29	9.49%	23,105	0.48%	0.37%	1.38%
9/30/19	12.25	0.20	(0.30)	(0.10)	(0.30)	(1.26)	(1.56)	10.59	1.88%	31,091	0.50%	0.37%	1.91%
Class R4
3/31/24[r]	$8.80	$0.60	$0.88	$1.48	$(0.10)	$(0.26)	$(0.36)	$9.92	17.20%[b]	$14,437	0.65%[a]	0.58%[a]	13.21%[a]
9/30/23	8.73	0.11	1.13	1.24	(0.16)	(1.01)	(1.17)	8.80	15.06%	12,592	0.64%	0.54%	1.28%
9/30/22	11.96	0.16	(2.05)	(1.89)	(0.36)	(0.98)	(1.34)	8.73	(18.17%)	12,041	0.60%	0.54%	1.48%
9/30/21	10.14	0.11	2.22	2.33	(0.17)	(0.34)	(0.51)	11.96	23.47%	14,161	0.61%	0.53%	0.98%
9/30/20	10.46	0.15	0.81	0.96	(0.14)	(1.14)	(1.28)	10.14	9.37%	13,465	0.63%	0.52%	1.51%
9/30/19	12.12	0.18	(0.29)	(0.11)	(0.29)	(1.26)	(1.55)	10.46	1.73%	17,701	0.65%	0.52%	1.71%
Class A
3/31/24[r]	$8.97	$0.62	$0.89	$1.51	$(0.09)	$(0.26)	$(0.35)	$10.13	17.17%[b]	$21,274	0.73%[a]	0.67%[a]	13.36%[a]
9/30/23	8.87	0.11	1.14	1.25	(0.14)	(1.01)	(1.15)	8.97	14.99%	20,218	0.74%	0.64%	1.23%
9/30/22	12.13	0.17	(2.11)	(1.94)	(0.34)	(0.98)	(1.32)	8.87	(18.30%)	20,773	0.70%	0.64%	1.61%
9/30/21	10.27	0.10	2.26	2.36	(0.16)	(0.34)	(0.50)	12.13	23.49%	32,829	0.71%	0.63%	0.88%
9/30/20	10.58	0.11	0.85	0.96	(0.13)	(1.14)	(1.27)	10.27	9.19%	31,252	0.73%	0.62%	1.11%
9/30/19	12.22	0.18	(0.29)	(0.11)	(0.27)	(1.26)	(1.53)	10.58	1.66%	30,795	0.75%	0.62%	1.69%
Class R3
3/31/24[r]	$8.74	$0.59	$0.87	$1.46	$(0.08)	$(0.26)	$(0.34)	$9.86	17.01%[b]	$14,989	0.90%[a]	0.83%[a]	12.93%[a]
9/30/23	8.67	0.09	1.12	1.21	(0.13)	(1.01)	(1.14)	8.74	14.79%	13,759	0.89%	0.79%	1.02%
9/30/22	11.88	0.13	(2.04)	(1.91)	(0.32)	(0.98)	(1.30)	8.67	(18.38%)	14,153	0.85%	0.79%	1.27%
9/30/21	10.08	0.10	2.20	2.30	(0.16)	(0.34)	(0.50)	11.88	23.30%	19,120	0.86%	0.78%	0.86%
9/30/20	10.44	0.10	0.82	0.92	(0.14)	(1.14)	(1.28)	10.08	8.98%	17,928	0.88%	0.77%	1.08%
9/30/19	12.08	0.14	(0.26)	(0.12)	(0.26)	(1.26)	(1.52)	10.44	1.58%	9,013	0.90%	0.77%	1.36%
Class Y
3/31/24[r]	$8.97	$0.64	$0.89	$1.53	$(0.14)	$(0.26)	$(0.40)	$10.10	17.40%[b]	$112	0.30%[a]	0.23%[a]	13.76%[a]
9/30/23[g]	9.04	(0.01)bb	(0.06)aa	(0.07)	—	—	—	8.97	(0.77%)[b]	99	0.29%[a]	0.19%[a]	(0.09%)[a]

The accompanying notes are an integral part of the financial statements.
90

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 9.41	$ 0.33	$ 0.72	$ 1.05	$ (0.32)	$ —	$ (0.32)	$ 10.14	11.30%[b]	$ 9,685	0.29%[a]	0.06%[a]	6.83%[a]
9/30/23	9.41	0.29	0.45	0.74	(0.49)	(0.25)	(0.74)	9.41	8.01%	10,262	0.31%	0.06%	3.03%
9/30/22	12.78	0.33	(2.12)	(1.79)	(0.42)	(1.16)	(1.58)	9.41	(16.12%)	14,100	0.22%	0.06%	2.97%
9/30/21	12.02	0.34	1.16	1.50	(0.44)	(0.30)	(0.74)	12.78	12.84%	17,522	0.14%	0.06%	2.69%
9/30/20	11.78	0.29	0.33	0.62	(0.28)	(0.10)	(0.38)	12.02	5.27%	19,693	0.12%	0.06%	2.52%
9/30/19	11.69	0.12	0.52	0.64	(0.40)	(0.15)	(0.55)	11.78	6.08%	16,125	0.22%	0.06%	1.08%
Class R5
3/31/24[r]	$9.44	$0.32	$0.73	$1.05	$ (0.29)	$—	$(0.29)	$10.20	11.27%[b]	$1,053	0.40%[a]	0.16%[a]	6.56%[a]
9/30/23	9.44	0.29	0.44	0.73	(0.48)	(0.25)	(0.73)	9.44	7.86%	938	0.41%	0.16%	3.04%
9/30/22	12.81	0.32	(2.12)	(1.80)	(0.41)	(1.16)	(1.57)	9.44	(16.20%)	3,826	0.32%	0.16%	2.91%
9/30/21	12.05	0.27	1.22	1.49	(0.43)	(0.30)	(0.73)	12.81	12.68%	6,568	0.24%	0.16%	2.14%
9/30/20	11.80	0.37	0.25	0.62	(0.27)	(0.10)	(0.37)	12.05	5.26%	5,758	0.22%	0.16%	3.16%
9/30/19	11.69	0.12	0.51	0.63	(0.37)	(0.15)	(0.52)	11.80	6.02%	8,776	0.32%	0.16%	1.01%
Service Class
3/31/24[r]	$9.45	$0.31	$0.74	$1.05	$ (0.30)	$—	$(0.30)	$10.20	11.25%[b]	$7,285	0.50%[a]	0.26%[a]	6.45%[a]
9/30/23	9.45	0.26	0.46	0.72	(0.47)	(0.25)	(0.72)	9.45	7.70%	6,497	0.51%	0.26%	2.67%
9/30/22	12.82	0.35	(2.16)	(1.81)	(0.40)	(1.16)	(1.56)	9.45	(16.26%)	5,973	0.42%	0.26%	3.10%
9/30/21	12.06	0.40	1.08	1.48	(0.42)	(0.30)	(0.72)	12.82	12.58%	10,332	0.34%	0.26%	3.18%
9/30/20	11.81	0.28	0.32	0.60	(0.25)	(0.10)	(0.35)	12.06	5.13%	16,755	0.32%	0.26%	2.39%
9/30/19	11.71	0.28	0.34	0.62	(0.37)	(0.15)	(0.52)	11.81	5.89%	15,324	0.42%	0.26%	2.44%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	24%	28%	58%	28%	74%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
91

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$9.45	$0.31	$0.73	$1.04	$ (0.29)	$—	$(0.29)	$10.20	11.12%[b]	$23,941	0.59%[a]	0.36%[a]	6.33%[a]
9/30/23	9.44	0.25	0.47	0.72	(0.46)	(0.25)	(0.71)	9.45	7.72%	22,591	0.61%	0.36%	2.63%
9/30/22	12.82	0.31	(2.15)	(1.84)	(0.38)	(1.16)	(1.54)	9.44	(16.45%)	22,751	0.52%	0.36%	2.82%
9/30/21	12.05	0.25	1.22	1.47	(0.40)	(0.30)	(0.70)	12.82	12.54%	32,436	0.44%	0.36%	1.99%
9/30/20	11.81	0.31	0.27	0.58	(0.24)	(0.10)	(0.34)	12.05	4.95%	30,972	0.42%	0.36%	2.69%
9/30/19	11.71	0.23	0.38	0.61	(0.36)	(0.15)	(0.51)	11.81	5.79%	39,483	0.52%	0.36%	1.97%
Class R4
3/31/24[r]	$9.26	$0.29	$0.73	$1.02	$(0.27)	$—	$(0.27)	$10.01	11.18%[b]	$9,258	0.74%[a]	0.51%[a]	6.09%[a]
9/30/23	9.27	0.23	0.45	0.68	(0.44)	(0.25)	(0.69)	9.26	7.45%	9,043	0.76%	0.51%	2.45%
9/30/22	12.60	0.27	(2.08)	(1.81)	(0.36)	(1.16)	(1.52)	9.27	(16.47%)	9,504	0.67%	0.51%	2.48%
9/30/21	11.86	0.26	1.16	1.42	(0.38)	(0.30)	(0.68)	12.60	12.27%	11,952	0.59%	0.51%	2.08%
9/30/20	11.62	0.34	0.23	0.57	(0.23)	(0.10)	(0.33)	11.86	4.90%	14,384	0.57%	0.51%	2.93%
9/30/19	11.53	0.06	0.52	0.58	(0.34)	(0.15)	(0.49)	11.62	5.55%	24,032	0.67%	0.51%	0.52%
Class A
3/31/24[r]	$9.43	$0.29	$0.75	$1.04	$(0.27)	$—	$(0.27)	$10.20	11.10%[b]	$10,392	0.83%[a]	0.59%[a]	6.13%[a]
9/30/23	9.42	0.23	0.46	0.69	(0.43)	(0.25)	(0.68)	9.43	7.42%	10,037	0.86%	0.61%	2.36%
9/30/22	12.65	0.29	(2.15)	(1.86)	(0.21)	(1.16)	(1.37)	9.42	(16.64%)	10,307	0.77%	0.61%	2.59%
9/30/21	11.91	0.30	1.12	1.42	(0.38)	(0.30)	(0.68)	12.65	12.20%	14,697	0.69%	0.61%	2.45%
9/30/20	11.68	0.23	0.32	0.55	(0.22)	(0.10)	(0.32)	11.91	4.74%	74,154	0.67%	0.61%	2.02%
9/30/19	11.61	0.17	0.40	0.57	(0.35)	(0.15)	(0.50)	11.68	5.47%	63,336	0.77%	0.61%	1.53%
Class R3
3/31/24[r]	$9.17	$0.29	$0.71	$1.00	$(0.25)	$—	$(0.25)	$9.92	10.99%[b]	$12,468	0.99%[a]	0.76%[a]	6.13%[a]
9/30/23	9.18	0.21	0.44	0.65	(0.41)	(0.25)	(0.66)	9.17	7.20%	13,720	1.01%	0.76%	2.25%
9/30/22	12.48	0.26	(2.08)	(1.82)	(0.32)	(1.16)	(1.48)	9.18	(16.67%)	16,575	0.92%	0.76%	2.36%
9/30/21	11.76	0.24	1.13	1.37	(0.35)	(0.30)	(0.65)	12.48	11.95%	23,241	0.84%	0.76%	1.94%
9/30/20	11.52	0.25	0.28	0.53	(0.19)	(0.10)	(0.29)	11.76	4.62%	28,918	0.82%	0.76%	2.23%
9/30/19	11.43	0.10	0.45	0.55	(0.31)	(0.15)	(0.46)	11.52	5.35%	37,510	0.92%	0.76%	0.88%

The accompanying notes are an integral part of the financial statements.
92

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.22	$ 0.35	$ 0.80	$ 1.15	$ (0.40)	$ —	$ (0.40)	$ 10.97	11.39%[b]	$ 25,542	0.19%[a]	0.04%[a]	6.66%[a]
9/30/23	10.02	0.31	0.47	0.78	(0.30)	(0.28)	(0.58)	10.22	7.96%	28,579	0.15%	0.04%	3.04%
9/30/22	13.37	0.35	(2.25)	(1.90)	(0.44)	(1.01)	(1.45)	10.02	(16.09%)	37,478	0.11%	0.04%	3.03%
9/30/21	12.46	0.30	1.31	1.61	(0.45)	(0.25)	(0.70)	13.37	13.31%	51,145	0.09%	0.04%	2.25%
9/30/20	12.53	0.31	0.39	0.70	(0.36)	(0.41)	(0.77)	12.46	5.74%	43,646	0.07%	0.04%	2.58%
9/30/19	13.32	0.36	0.20	0.56	(0.39)	(0.96)	(1.35)	12.53	5.63%	35,602	0.08%	0.04%	2.95%
Class R5
3/31/24[r]	$10.20	$0.33	$0.80	$1.13	$(0.33)	$—	$(0.33)	$11.00	11.21%[b]	$2,706	0.29%[a]	0.14%[a]	6.44%[a]
9/30/23	9.99	0.32	0.46	0.78	(0.29)	(0.28)	(0.57)	10.20	7.95%	2,419	0.25%	0.14%	3.11%
9/30/22	13.34	0.35	(2.26)	(1.91)	(0.43)	(1.01)	(1.44)	9.99	(16.24%)	23,950	0.21%	0.14%	2.98%
9/30/21	12.43	0.32	1.28	1.60	(0.44)	(0.25)	(0.69)	13.34	13.22%	39,112	0.19%	0.14%	2.47%
9/30/20	12.51	0.35	0.33	0.68	(0.35)	(0.41)	(0.76)	12.43	5.57%	44,058	0.17%	0.14%	2.91%
9/30/19	13.30	0.30	0.25	0.55	(0.38)	(0.96)	(1.34)	12.51	5.56%	60,303	0.18%	0.14%	2.45%
Service Class
3/31/24[r]	$10.29	$0.33	$0.81	$1.14	$(0.37)	$—	$(0.37)	$11.06	11.22%[b]	$6,698	0.39%[a]	0.24%[a]	6.23%[a]
9/30/23	10.07	0.30	0.47	0.77	(0.27)	(0.28)	(0.55)	10.29	7.79%	6,118	0.35%	0.24%	2.84%
9/30/22	13.43	0.46	(2.40)	(1.94)	(0.41)	(1.01)	(1.42)	10.07	(16.29%)	9,053	0.31%	0.24%	3.81%
9/30/21	12.51	0.32	1.28	1.60	(0.43)	(0.25)	(0.68)	13.43	13.11%	29,244	0.29%	0.24%	2.40%
9/30/20	12.58	0.28	0.40	0.68	(0.34)	(0.41)	(0.75)	12.51	5.49%	35,285	0.27%	0.24%	2.33%
9/30/19	13.34	0.40	0.14	0.54	(0.34)	(0.96)	(1.30)	12.58	5.42%	31,848	0.28%	0.24%	3.22%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	18%	31%	52%	30%	69%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
93

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$10.25	$0.33	$0.79	$1.12	$(0.36)	$—	$(0.36)	$11.01	11.10%[b]	$19,830	0.49%[a]	0.34%[a]	6.26%[a]
9/30/23	10.03	0.28	0.48	0.76	(0.26)	(0.28)	(0.54)	10.25	7.76%	18,038	0.45%	0.34%	2.68%
9/30/22	13.38	0.33	(2.28)	(1.95)	(0.39)	(1.01)	(1.40)	10.03	(16.43%)	19,966	0.41%	0.34%	2.82%
9/30/21	12.46	0.28	1.30	1.58	(0.41)	(0.25)	(0.66)	13.38	13.02%	42,876	0.39%	0.34%	2.17%
9/30/20	12.53	0.35	0.31	0.66	(0.32)	(0.41)	(0.73)	12.46	5.40%	46,758	0.37%	0.34%	2.84%
9/30/19	13.30	0.34	0.19	0.53	(0.34)	(0.96)	(1.30)	12.53	5.38%	74,837	0.38%	0.34%	2.79%
Class R4
3/31/24[r]	$9.96	$0.31	$0.78	$1.09	$(0.35)	$—	$(0.35)	$10.70	11.06%[b]	$14,999	0.64%[a]	0.49%[a]	6.19%[a]
9/30/23	9.77	0.25	0.47	0.72	(0.25)	(0.28)	(0.53)	9.96	7.52%	15,448	0.60%	0.49%	2.46%
9/30/22	13.06	0.30	(2.21)	(1.91)	(0.37)	(1.01)	(1.38)	9.77	(16.51%)	15,666	0.56%	0.49%	2.63%
9/30/21	12.17	0.26	1.27	1.53	(0.39)	(0.25)	(0.64)	13.06	12.89%	23,718	0.54%	0.49%	2.05%
9/30/20	12.26	0.36	0.27	0.63	(0.31)	(0.41)	(0.72)	12.17	5.23%	29,367	0.52%	0.49%	2.98%
9/30/19	13.04	0.31	0.19	0.50	(0.32)	(0.96)	(1.28)	12.26	5.21%	50,600	0.53%	0.49%	2.60%
Class A
3/31/24[r]	$10.19	$0.31	$0.80	$1.11	$(0.34)	$—	$(0.34)	$10.96	10.98%[b]	$18,730	0.72%[a]	0.57%[a]	6.07%[a]
9/30/23	9.97	0.25	0.48	0.73	(0.23)	(0.28)	(0.51)	10.19	7.49%	17,733	0.70%	0.59%	2.44%
9/30/22	13.24	0.31	(2.27)	(1.96)	(0.30)	(1.01)	(1.31)	9.97	(16.60%)	20,470	0.66%	0.59%	2.62%
9/30/21	12.35	0.30	1.23	1.53	(0.39)	(0.25)	(0.64)	13.24	12.69%	31,861	0.64%	0.59%	2.35%
9/30/20	12.44	0.24	0.38	0.62	(0.30)	(0.41)	(0.71)	12.35	5.10%	88,011	0.62%	0.59%	2.04%
9/30/19	13.22	0.27	0.22	0.49	(0.31)	(0.96)	(1.27)	12.44	5.05%	73,800	0.63%	0.59%	2.19%
Class R3
3/31/24[r]	$9.74	$0.29	$0.76	$1.05	$(0.32)	$—	$(0.32)	$10.47	10.87%[b]	$28,038	0.89%[a]	0.74%[a]	5.83%[a]
9/30/23	9.56	0.22	0.46	0.68	(0.22)	(0.28)	(0.50)	9.74	7.27%	31,784	0.85%	0.74%	2.26%
9/30/22	12.81	0.27	(2.16)	(1.89)	(0.35)	(1.01)	(1.36)	9.56	(16.70%)	35,009	0.81%	0.74%	2.43%
9/30/21	11.96	0.23	1.24	1.47	(0.37)	(0.25)	(0.62)	12.81	12.57%	49,554	0.79%	0.74%	1.85%
9/30/20	12.05	0.25	0.34	0.59	(0.27)	(0.41)	(0.68)	11.96	4.97%	57,238	0.77%	0.74%	2.14%
9/30/19	12.84	0.28	0.18	0.46	(0.29)	(0.96)	(1.25)	12.05	4.93%	66,638	0.78%	0.74%	2.37%

The accompanying notes are an integral part of the financial statements.
94

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 9.87	$ 0.31	$ 0.88	$ 1.19	$ (0.34)	$—	$ (0.34)	$ 10.72	12.26%[b]	$ 40,117	0.16%[a]	0.01%[a]	6.24%[a]
9/30/23	9.80	0.29	0.67	0.96	(0.30)	(0.59)	(0.89)	9.87	10.11%	37,617	0.16%	0.01%	2.90%
9/30/22	13.47	0.34	(2.35)	(2.01)	(0.46)	(1.20)	(1.66)	9.80	(17.29%)	44,023	0.13%	0.01%	2.91%
9/30/21	12.23	0.28	1.77	2.05	(0.43)	(0.38)	(0.81)	13.47	17.23%	56,362	0.10%	0.01%	2.16%
9/30/20	12.50	0.31	0.42	0.73	(0.32)	(0.68)	(1.00)	12.23	6.02%	49,478	0.09%	0.01%	2.59%
9/30/19	13.49	0.33	0.15	0.48	(0.40)	(1.07)	(1.47)	12.50	5.30%	40,806	0.10%	0.01%	2.74%
Class R5
3/31/24[r]	$10.00	$0.31	$0.90	$1.21	$(0.34)	$—	$(0.34)	$10.87	12.22%[b]	$2,467	0.26%[a]	0.11%[a]	6.08%[a]
9/30/23	9.91	0.23	0.73	0.96	(0.28)	(0.59)	(0.87)	10.00	10.07%	1,612	0.26%	0.11%	2.27%
9/30/22	13.61	0.33	(2.39)	(2.06)	(0.44)	(1.20)	(1.64)	9.91	(17.42%)	1,186	0.23%	0.11%	2.81%
9/30/21	12.35	0.16	1.90	2.06	(0.42)	(0.38)	(0.80)	13.61	17.13%	1,376	0.20%	0.11%	1.21%
9/30/20	12.62	0.28	0.44	0.72	(0.31)	(0.68)	(0.99)	12.35	5.87%	468	0.19%	0.11%	2.32%
9/30/19	13.51	0.07	0.42	0.49	(0.31)	(1.07)	(1.38)	12.62	5.26%	527	0.20%	0.11%	0.61%
Service Class
3/31/24[r]	$9.90	$0.30	$0.89	$1.19	$(0.32)	$—	$(0.32)	$10.77	12.20%[b]	$3,649	0.36%[a]	0.21%[a]	6.01%[a]
9/30/23	9.82	0.27	0.67	0.94	(0.27)	(0.59)	(0.86)	9.90	9.89%	3,335	0.36%	0.21%	2.73%
9/30/22	13.49	0.42	(2.46)	(2.04)	(0.43)	(1.20)	(1.63)	9.82	(17.48%)	3,811	0.32%	0.21%	3.50%
9/30/21	12.25	0.27	1.76	2.03	(0.41)	(0.38)	(0.79)	13.49	16.97%	8,867	0.30%	0.21%	2.04%
9/30/20	12.52	0.28	0.42	0.70	(0.29)	(0.68)	(0.97)	12.25	5.76%	9,970	0.29%	0.21%	2.37%
9/30/19	13.49	0.39	0.08	0.47	(0.37)	(1.07)	(1.44)	12.52	5.14%	9,278	0.30%	0.21%	3.23%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	18%	29%	54%	35%	73%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
95

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$9.84	$0.30	$0.87	$1.17	$(0.31)	$—	$(0.31)	$10.70	12.06%[b]	$26,178	0.46%[a]	0.31%[a]	5.96%[a]
9/30/23	9.77	0.24	0.68	0.92	(0.26)	(0.59)	(0.85)	9.84	9.76%	25,262	0.46%	0.31%	2.44%
9/30/22	13.42	0.32	(2.36)	(2.04)	(0.41)	(1.20)	(1.61)	9.77	(17.50%)	24,363	0.43%	0.31%	2.73%
9/30/21	12.19	0.28	1.72	2.00	(0.39)	(0.38)	(0.77)	13.42	16.86%	34,778	0.40%	0.31%	2.12%
9/30/20	12.47	0.27	0.42	0.69	(0.29)	(0.68)	(0.97)	12.19	5.64%	39,673	0.39%	0.31%	2.30%
9/30/19	13.44	0.32	0.14	0.46	(0.36)	(1.07)	(1.43)	12.47	5.07%	43,407	0.40%	0.31%	2.61%
Class R4
3/31/24[r]	$9.65	$0.28	$0.87	$1.15	$(0.30)	$—	$(0.30)	$10.50	12.02%[b]	$21,206	0.61%[a]	0.46%[a]	5.67%[a]
9/30/23	9.59	0.23	0.66	0.89	(0.24)	(0.59)	(0.83)	9.65	9.64%	20,630	0.61%	0.46%	2.33%
9/30/22	13.20	0.28	(2.30)	(2.02)	(0.39)	(1.20)	(1.59)	9.59	(17.65%)	21,218	0.58%	0.46%	2.47%
9/30/21	12.00	0.25	1.70	1.95	(0.37)	(0.38)	(0.75)	13.20	16.65%	29,432	0.55%	0.46%	1.90%
9/30/20	12.29	0.36	0.30	0.66	(0.27)	(0.68)	(0.95)	12.00	5.49%	30,218	0.54%	0.46%	3.02%
9/30/19	13.27	0.30	0.13	0.43	(0.34)	(1.07)	(1.41)	12.29	4.88%	58,761	0.55%	0.46%	2.50%
Class A
3/31/24[r]	$9.84	$0.30	$0.87	$1.17	$(0.29)	$—	$(0.29)	$10.72	12.01%[b]	$9,117	0.70%[a]	0.54%[a]	5.90%[a]
9/30/23	9.77	0.22	0.67	0.89	(0.23)	(0.59)	(0.82)	9.84	9.42%	9,214	0.71%	0.56%	2.18%
9/30/22	13.25	0.29	(2.37)	(2.08)	(0.20)	(1.20)	(1.40)	9.77	(17.74%)	8,655	0.68%	0.56%	2.48%
9/30/21	12.05	0.30	1.65	1.95	(0.37)	(0.38)	(0.75)	13.25	16.60%	13,796	0.65%	0.56%	2.33%
9/30/20	12.34	0.22	0.44	0.66	(0.27)	(0.68)	(0.95)	12.05	5.46%	69,042	0.64%	0.56%	1.89%
9/30/19	13.32	0.21	0.21	0.42	(0.33)	(1.07)	(1.40)	12.34	4.74%	53,785	0.65%	0.56%	1.71%
Class R3
3/31/24[r]	$9.61	$0.28	$0.86	$1.14	$(0.27)	$—	$(0.27)	$10.48	11.97%[b]	$34,801	0.86%[a]	0.71%[a]	5.61%[a]
9/30/23	9.56	0.20	0.66	0.86	(0.22)	(0.59)	(0.81)	9.61	9.24%	39,216	0.86%	0.71%	2.06%
9/30/22	13.16	0.29	(2.33)	(2.04)	(0.36)	(1.20)	(1.56)	9.56	(17.85%)	38,799	0.83%	0.71%	2.49%
9/30/21	11.97	0.21	1.70	1.91	(0.34)	(0.38)	(0.72)	13.16	16.35%	59,696	0.80%	0.71%	1.63%
9/30/20	12.25	0.24	0.39	0.63	(0.23)	(0.68)	(0.91)	11.97	5.27%	66,066	0.79%	0.71%	2.02%
9/30/19	13.23	0.26	0.14	0.40	(0.31)	(1.07)	(1.38)	12.25	4.59%	78,974	0.80%	0.71%	2.18%

The accompanying notes are an integral part of the financial statements.
96

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.15	$ 0.30	$ 1.10	$ 1.40	$ (0.33)	$ —	$ (0.33)	$ 11.22	13.94%[b]	$ 53,046	0.09%[a]	0.04%[a]	5.66%[a]
9/30/23	10.02	0.26	0.91	1.17	(0.28)	(0.76)	(1.04)	10.15	12.20%	52,324	0.08%	0.04%	2.47%
9/30/22	13.80	0.32	(2.49)	(2.17)	(0.45)	(1.16)	(1.61)	10.02	(18.08%)	56,717	0.07%	0.04%	2.68%
9/30/21	12.05	0.25	2.14	2.39	(0.36)	(0.28)	(0.64)	13.80	20.27%	65,036	0.06%	0.04%	1.88%
9/30/20	12.51	0.28	0.45	0.73	(0.30)	(0.89)	(1.19)	12.05	5.91%	50,325	0.06%	0.04%	2.41%
9/30/19	13.91	0.32	0.03	0.35	(0.40)	(1.35)	(1.75)	12.51	4.77%	42,529	0.06%	0.04%	2.64%
Class R5
3/31/24[r]	$10.08	$0.32	$1.06	$1.38	$(0.28)	$—	$(0.28)	$11.18	13.88%[b]	$5,408	0.19%[a]	0.14%[a]	6.11%[a]
9/30/23	9.96	0.26	0.89	1.15	(0.27)	(0.76)	(1.03)	10.08	12.04%	12,065	0.18%	0.14%	2.56%
9/30/22	13.73	0.32	(2.50)	(2.18)	(0.43)	(1.16)	(1.59)	9.96	(18.18%)	68,661	0.17%	0.14%	2.69%
9/30/21	11.99	0.25	2.11	2.36	(0.34)	(0.28)	(0.62)	13.73	20.17%	79,905	0.16%	0.14%	1.90%
9/30/20	12.45	0.29	0.43	0.72	(0.29)	(0.89)	(1.18)	11.99	5.84%	72,808	0.16%	0.14%	2.50%
9/30/19	13.87	0.25	0.08	0.33	(0.40)	(1.35)	(1.75)	12.45	4.56%	88,078	0.16%	0.14%	2.03%
Service Class
3/31/24[r]	$10.18	$0.28	$1.11	$1.39	$(0.31)	$—	$(0.31)	$11.26	13.78%[b]	$17,318	0.29%[a]	0.24%[a]	5.28%[a]
9/30/23	10.04	0.24	0.91	1.15	(0.25)	(0.76)	(1.01)	10.18	11.95%	14,860	0.28%	0.24%	2.37%
9/30/22	13.82	0.43	(2.63)	(2.20)	(0.42)	(1.16)	(1.58)	10.04	(18.23%)	15,661	0.27%	0.24%	3.46%
9/30/21	12.06	0.27	2.10	2.37	(0.33)	(0.28)	(0.61)	13.82	20.11%	45,510	0.26%	0.24%	2.03%
9/30/20	12.52	0.24	0.47	0.71	(0.28)	(0.89)	(1.17)	12.06	5.67%	50,072	0.26%	0.24%	2.00%
9/30/19	13.90	0.36	(0.03)aa	0.33	(0.36)	(1.35)	(1.71)	12.52	4.48%	44,334	0.26%	0.24%	2.88%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	19%	33%	58%	32%	70%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
97

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$10.13	$0.27	$1.12	$1.39	$(0.30)	$—	$(0.30)	$11.22	13.84%[b]	$69,352	0.39%[a]	0.34%[a]	5.10%[a]
9/30/23	10.00	0.21	0.93	1.14	(0.25)	(0.76)	(1.01)	10.13	11.82%	55,691	0.38%	0.34%	2.08%
9/30/22	13.77	0.32	(2.53)	(2.21)	(0.40)	(1.16)	(1.56)	10.00	(18.33%)	48,874	0.37%	0.34%	2.63%
9/30/21	12.03	0.22	2.12	2.34	(0.32)	(0.28)	(0.60)	13.77	19.86%	76,955	0.36%	0.34%	1.68%
9/30/20	12.48	0.28	0.42	0.70	(0.26)	(0.89)	(1.15)	12.03	5.66%	70,563	0.36%	0.34%	2.33%
9/30/19	13.88	0.28	0.03	0.31	(0.36)	(1.35)	(1.71)	12.48	4.38%	106,439	0.36%	0.34%	2.33%
Class R4
3/31/24[r]	$9.92	$0.25	$1.10	$1.35	$(0.28)	$—	$(0.28)	$10.99	13.75%[b]	$26,130	0.54%[a]	0.49%[a]	4.96%[a]
9/30/23	9.81	0.19	0.91	1.10	(0.23)	(0.76)	(0.99)	9.92	11.67%	23,491	0.53%	0.49%	1.92%
9/30/22	13.53	0.27	(2.46)	(2.19)	(0.37)	(1.16)	(1.53)	9.81	(18.47%)	22,702	0.52%	0.49%	2.27%
9/30/21	11.82	0.20	2.08	2.28	(0.29)	(0.28)	(0.57)	13.53	19.74%	33,601	0.51%	0.49%	1.55%
9/30/20	12.29	0.29	0.38	0.67	(0.25)	(0.89)	(1.14)	11.82	5.42%	34,745	0.51%	0.49%	2.50%
9/30/19	13.69	0.27	0.02	0.29	(0.34)	(1.35)	(1.69)	12.29	4.23%	57,900	0.51%	0.49%	2.22%
Class A
3/31/24[r]	$10.07	$0.25	$1.11	$1.36	$(0.27)	$—	$(0.27)	$11.16	13.60%[b]	$28,261	0.63%[a]	0.57%[a]	4.91%[a]
9/30/23	9.94	0.19	0.92	1.11	(0.22)	(0.76)	(0.98)	10.07	11.57%	26,082	0.63%	0.59%	1.87%
9/30/22	13.64	0.27	(2.50)	(2.23)	(0.31)	(1.16)	(1.47)	9.94	(18.55%)	26,417	0.62%	0.59%	2.27%
9/30/21	11.92	0.25	2.05	2.30	(0.30)	(0.28)	(0.58)	13.64	19.67%	37,483	0.61%	0.59%	1.88%
9/30/20	12.39	0.19	0.47	0.66	(0.24)	(0.89)	(1.13)	11.92	5.34%	92,603	0.61%	0.59%	1.66%
9/30/19	13.78	0.23	0.05	0.28	(0.32)	(1.35)	(1.67)	12.39	4.13%	73,893	0.61%	0.59%	1.92%
Class R3
3/31/24[r]	$9.69	$0.23	$1.07	$1.30	$(0.25)	$—	$(0.25)	$10.74	13.57%[b]	$71,237	0.79%[a]	0.74%[a]	4.67%[a]
9/30/23	9.60	0.17	0.89	1.06	(0.21)	(0.76)	(0.97)	9.69	11.44%	73,635	0.78%	0.74%	1.74%
9/30/22	13.28	0.24	(2.41)	(2.17)	(0.35)	(1.16)	(1.51)	9.60	(18.67%)	70,110	0.77%	0.74%	2.05%
9/30/21	11.62	0.18	2.03	2.21	(0.27)	(0.28)	(0.55)	13.28	19.41%	87,304	0.76%	0.74%	1.38%
9/30/20	12.09	0.20	0.43	0.63	(0.21)	(0.89)	(1.10)	11.62	5.21%	89,115	0.76%	0.74%	1.78%
9/30/19	13.50	0.25	0.00[d]	0.25	(0.31)	(1.35)	(1.66)	12.09	3.92%	103,094	0.76%	0.74%	2.08%

The accompanying notes are an integral part of the financial statements.
98

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.17	$ 0.25	$ 1.31	$ 1.56	$ (0.26)	$ (0.37)	$ (0.63)	$ 11.10	15.68%[b]	$ 47,253	0.15%[a]	0.05%[a]	4.76%[a]
9/30/23	9.99	0.22	1.15	1.37	(0.24)	(0.95)	(1.19)	10.17	14.51%	42,777	0.15%	0.05%	2.12%
9/30/22	14.28	0.31	(2.58)	(2.27)	(0.50)	(1.52)	(2.02)	9.99	(18.91%)	41,191	0.13%	0.05%	2.56%
9/30/21	12.07	0.21	2.59	2.80	(0.31)	(0.28)	(0.59)	14.28	23.66%	53,885	0.12%	0.05%	1.54%
9/30/20	12.73	0.26	0.48	0.74	(0.30)	(1.10)	(1.40)	12.07	5.75%	42,470	0.12%	0.05%	2.23%
9/30/19	14.18	0.32	(0.09)aa	0.23	(0.41)	(1.27)	(1.68)	12.73	3.77%	33,309	0.12%	0.05%	2.56%
Class R5
3/31/24[r]	$10.20	$0.24	$1.31	$1.55	$(0.25)	$(0.37)	$(0.62)	$11.13	15.53%[b]	$2,507	0.25%[a]	0.15%[a]	4.63%[a]
9/30/23	10.00	0.18	1.19	1.37	(0.22)	(0.95)	(1.17)	10.20	14.50%	2,059	0.25%	0.15%	1.71%
9/30/22	14.30	0.30	(2.59)	(2.29)	(0.49)	(1.52)	(2.01)	10.00	(19.03%)	2,624	0.23%	0.15%	2.46%
9/30/21	12.09	0.18	2.61	2.79	(0.30)	(0.28)	(0.58)	14.30	23.52%	3,537	0.22%	0.15%	1.30%
9/30/20	12.75	0.23	0.50	0.73	(0.29)	(1.10)	(1.39)	12.09	5.67%	2,270	0.22%	0.15%	1.91%
9/30/19	14.16	0.05	0.17	0.22	(0.36)	(1.27)	(1.63)	12.75	3.68%	1,801	0.22%	0.15%	0.41%
Service Class
3/31/24[r]	$10.36	$0.24	$1.33	$1.57	$(0.24)	$(0.37)	$(0.61)	$11.32	15.46%[b]	$6,989	0.35%[a]	0.25%[a]	4.52%[a]
9/30/23	10.15	0.22	1.16	1.38	(0.22)	(0.95)	(1.17)	10.36	14.33%	5,864	0.35%	0.25%	2.06%
9/30/22	14.47	0.30	(2.63)	(2.33)	(0.47)	(1.52)	(1.99)	10.15	(19.06%)	6,293	0.33%	0.25%	2.42%
9/30/21	12.23	0.20	2.60	2.80	(0.28)	(0.28)	(0.56)	14.47	23.36%	8,127	0.32%	0.25%	1.43%
9/30/20	12.87	0.23	0.50	0.73	(0.27)	(1.10)	(1.37)	12.23	5.60%	8,234	0.32%	0.25%	1.89%
9/30/19	14.30	0.33	(0.12)aa	0.21	(0.37)	(1.27)	(1.64)	12.87	3.55%	8,093	0.32%	0.25%	2.62%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	18%	37%	63%	34%	92%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized (loss) and net change in unrealized appreciation (depreciation) on investments due to the timing of the commencement of operations of the share class in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.
99

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$10.29	$0.23	$1.33	$1.56	$(0.23)	$(0.37)	$(0.60)	$11.25	15.47%[b]	$27,051	0.45%[a]	0.35%[a]	4.46%[a]
9/30/23	10.08	0.18	1.18	1.36	(0.20)	(0.95)	(1.15)	10.29	14.27%	23,070	0.45%	0.35%	1.71%
9/30/22	14.39	0.29	(2.62)	(2.33)	(0.46)	(1.52)	(1.98)	10.08	(19.17%)	20,432	0.43%	0.35%	2.35%
9/30/21	12.16	0.17	2.61	2.78	(0.27)	(0.28)	(0.55)	14.39	23.29%	32,891	0.42%	0.35%	1.24%
9/30/20	12.81	0.22	0.49	0.71	(0.26)	(1.10)	(1.36)	12.16	5.46%	28,848	0.42%	0.35%	1.83%
9/30/19	14.25	0.29	(0.09)aa	0.20	(0.37)	(1.27)	(1.64)	12.81	3.44%	32,361	0.42%	0.35%	2.31%
Class R4
3/31/24[r]	$10.08	$0.22	$1.29	$1.51	$(0.21)	$(0.37)	$(0.58)	$11.01	15.33%[b]	$24,205	0.60%[a]	0.50%[a]	4.29%[a]
9/30/23	9.90	0.15	1.17	1.32	(0.19)	(0.95)	(1.14)	10.08	14.03%	21,531	0.60%	0.50%	1.45%
9/30/22	14.16	0.25	(2.56)	(2.31)	(0.43)	(1.52)	(1.95)	9.90	(19.29%)	18,897	0.58%	0.50%	2.02%
9/30/21	11.97	0.17	2.54	2.71	(0.24)	(0.28)	(0.52)	14.16	23.08%	24,087	0.57%	0.50%	1.22%
9/30/20	12.63	0.30	0.38	0.68	(0.24)	(1.10)	(1.34)	11.97	5.30%	24,244	0.57%	0.50%	2.47%
9/30/19	14.06	0.27	(0.09)aa	0.18	(0.34)	(1.27)	(1.61)	12.63	3.37%	49,044	0.57%	0.50%	2.17%
Class A
3/31/24[r]	$10.24	$0.22	$1.31	$1.53	$(0.20)	$(0.37)	$(0.57)	$11.20	15.25%[b]	$8,823	0.68%[a]	0.58%[a]	4.23%[a]
9/30/23	10.03	0.15	1.18	1.33	(0.17)	(0.95)	(1.12)	10.24	13.95%	8,103	0.70%	0.60%	1.43%
9/30/22	14.21	0.27	(2.62)	(2.35)	(0.31)	(1.52)	(1.83)	10.03	(19.34%)	7,392	0.68%	0.60%	2.16%
9/30/21	12.03	0.19	2.52	2.71	(0.25)	(0.28)	(0.53)	14.21	22.92%	13,939	0.67%	0.60%	1.42%
9/30/20	12.69	0.17	0.51	0.68	(0.24)	(1.10)	(1.34)	12.03	5.26%	42,080	0.67%	0.60%	1.48%
9/30/19	14.12	0.22	(0.05)aa	0.17	(0.33)	(1.27)	(1.60)	12.69	3.21%	34,479	0.67%	0.60%	1.74%
Class R3
3/31/24[r]	$10.02	$0.21	$1.29	$1.50	$(0.19)	$(0.37)	$(0.56)	$10.96	15.23%[b]	$48,495	0.85%[a]	0.75%[a]	4.06%[a]
9/30/23	9.85	0.14	1.15	1.29	(0.17)	(0.95)	(1.12)	10.02	13.73%	46,592	0.85%	0.75%	1.34%
9/30/22	14.10	0.22	(2.55)	(2.33)	(0.40)	(1.52)	(1.92)	9.85	(19.50%)	41,463	0.83%	0.75%	1.85%
9/30/21	11.93	0.14	2.53	2.67	(0.22)	(0.28)	(0.50)	14.10	22.76%	53,677	0.82%	0.75%	1.02%
9/30/20	12.58	0.18	0.48	0.66	(0.21)	(1.10)	(1.31)	11.93	5.12%	54,970	0.82%	0.75%	1.51%
9/30/19	14.02	0.24	(0.10)aa	0.14	(0.31)	(1.27)	(1.58)	12.58	2.99%	61,925	0.82%	0.75%	1.95%

The accompanying notes are an integral part of the financial statements.
100

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.31	$ 0.23	$ 1.50	$ 1.73	$ (0.27)	$—	$ (0.27)	$ 11.77	16.98%[b]	$ 45,310	0.12%[a]	0.04%[a]	4.23%[a]
9/30/23	9.98	0.21	1.35	1.56	(0.23)	(1.00)	(1.23)	10.31	16.58%	44,441	0.10%	0.04%	2.06%
9/30/22	14.28	0.27	(2.60)	(2.33)	(0.49)	(1.48)	(1.97)	9.98	(19.31%)	46,252	0.09%	0.04%	2.25%
9/30/21	11.54	0.19	2.81	3.00	(0.26)	—	(0.26)	14.28	26.26%	51,708	0.08%	0.04%	1.36%
9/30/20	12.19	0.23	0.47	0.70	(0.27)	(1.08)	(1.35)	11.54	5.59%	38,583	0.09%	0.04%	2.06%
9/30/19	13.81	0.28	(0.16)aa	0.12	(0.39)	(1.35)	(1.74)	12.19	3.22%	28,872	0.09%	0.04%	2.32%
Class R5
3/31/24[r]	$10.30	$0.21	$1.52	$1.73	$(0.08)	$—	$(0.08)	$11.95	16.87%[b]	$2,306	0.22%[a]	0.14%[a]	3.89%[a]
9/30/23	9.97	0.22	1.33	1.55	(0.22)	(1.00)	(1.22)	10.30	16.46%	1,807	0.20%	0.14%	2.09%
9/30/22	14.26	0.27	(2.60)	(2.33)	(0.48)	(1.48)	(1.96)	9.97	(19.36%)	47,871	0.19%	0.14%	2.19%
9/30/21	11.53	0.18	2.80	2.98	(0.25)	—	(0.25)	14.26	26.08%	62,894	0.18%	0.14%	1.35%
9/30/20	12.18	0.24	0.45	0.69	(0.26)	(1.08)	(1.34)	11.53	5.51%	51,048	0.19%	0.14%	2.15%
9/30/19	13.80	0.22	(0.11)aa	0.11	(0.38)	(1.35)	(1.73)	12.18	3.14%	63,062	0.19%	0.14%	1.84%
Service Class
3/31/24[r]	$10.37	$0.21	$1.52	$1.73	$(0.25)	$—	$(0.25)	$11.85	16.83%[b]	$13,855	0.32%[a]	0.24%[a]	3.81%[a]
9/30/23	10.02	0.19	1.36	1.55	(0.20)	(1.00)	(1.20)	10.37	16.38%	11,177	0.30%	0.24%	1.85%
9/30/22	14.33	0.34	(2.71)	(2.37)	(0.46)	(1.48)	(1.94)	10.02	(19.49%)	11,683	0.29%	0.24%	2.72%
9/30/21	11.58	0.18	2.81	2.99	(0.24)	—	(0.24)	14.33	26.04%	27,788	0.28%	0.24%	1.31%
9/30/20	12.23	0.19	0.48	0.67	(0.24)	(1.08)	(1.32)	11.58	5.32%	25,091	0.29%	0.24%	1.67%
9/30/19	13.81	0.34	(0.23)aa	0.11	(0.34)	(1.35)	(1.69)	12.23	3.08%	22,042	0.29%	0.24%	2.77%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	20%	32%	61%	33%	89%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
101

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$10.29	$0.20	$1.50	$1.70	$(0.24)	$—	$(0.24)	$11.75	16.68%[b]	$59,826	0.42%[a]	0.34%[a]	3.69%[a]
9/30/23	9.95	0.17	1.36	1.53	(0.19)	(1.00)	(1.19)	10.29	16.32%	51,249	0.40%	0.34%	1.59%
9/30/22	14.24	0.27	(2.63)	(2.36)	(0.45)	(1.48)	(1.93)	9.95	(19.56%)	43,754	0.39%	0.34%	2.22%
9/30/21	11.51	0.15	2.81	2.96	(0.23)	—	(0.23)	14.24	25.89%	65,351	0.38%	0.34%	1.08%
9/30/20	12.17	0.23	0.42	0.65	(0.23)	(1.08)	(1.31)	11.51	5.18%	52,611	0.39%	0.34%	1.99%
9/30/19	13.77	0.26	(0.16)aa	0.10	(0.35)	(1.35)	(1.70)	12.17	2.99%	75,729	0.39%	0.34%	2.20%
Class R4
3/31/24[r]	$10.05	$0.19	$1.46	$1.65	$(0.22)	$—	$(0.22)	$11.48	16.61%[b]	$18,698	0.57%[a]	0.49%[a]	3.61%[a]
9/30/23	9.74	0.15	1.34	1.49	(0.18)	(1.00)	(1.18)	10.05	16.17%	18,129	0.55%	0.49%	1.44%
9/30/22	13.97	0.23	(2.56)	(2.33)	(0.42)	(1.48)	(1.90)	9.74	(19.70%)	15,650	0.54%	0.49%	1.87%
9/30/21	11.29	0.14	2.74	2.88	(0.20)	—	(0.20)	13.97	25.69%	21,449	0.53%	0.49%	1.07%
9/30/20	11.96	0.24	0.38	0.62	(0.21)	(1.08)	(1.29)	11.29	5.04%	24,740	0.54%	0.49%	2.15%
9/30/19	13.56	0.24	(0.16)aa	0.08	(0.33)	(1.35)	(1.68)	11.96	2.84%	43,641	0.54%	0.49%	2.05%
Class A
3/31/24[r]	$10.22	$0.19	$1.49	$1.68	$(0.21)	$—	$(0.21)	$11.69	16.60%[b]	$19,390	0.65%[a]	0.57%[a]	3.50%[a]
9/30/23	9.89	0.14	1.35	1.49	(0.16)	(1.00)	(1.16)	10.22	15.94%	16,603	0.65%	0.59%	1.36%
9/30/22	14.10	0.24	(2.62)	(2.38)	(0.35)	(1.48)	(1.83)	9.89	(19.73%)	15,262	0.64%	0.59%	1.93%
9/30/21	11.41	0.15	2.74	2.89	(0.20)	—	(0.20)	14.10	25.54%	25,723	0.63%	0.59%	1.13%
9/30/20	12.07	0.15	0.48	0.63	(0.21)	(1.08)	(1.29)	11.41	5.03%	49,795	0.64%	0.59%	1.34%
9/30/19	13.66	0.20	(0.14)aa	0.06	(0.30)	(1.35)	(1.65)	12.07	2.68%	42,006	0.64%	0.59%	1.71%
Class R3
3/31/24[r]	$9.78	$0.16	$1.45	$1.61	$(0.19)	$—	$(0.19)	$11.20	16.60%[b]	$47,946	0.82%[a]	0.74%[a]	3.21%[a]
9/30/23	9.52	0.12	1.30	1.42	(0.16)	(1.00)	(1.16)	9.78	15.74%	49,412	0.80%	0.74%	1.24%
9/30/22	13.70	0.19	(2.50)	(2.31)	(0.39)	(1.48)	(1.87)	9.52	(19.88%)	43,439	0.79%	0.74%	1.64%
9/30/21	11.09	0.11	2.68	2.79	(0.18)	—	(0.18)	13.70	25.36%	52,607	0.78%	0.74%	0.85%
9/30/20	11.75	0.15	0.45	0.60	(0.18)	(1.08)	(1.26)	11.09	4.92%	54,015	0.79%	0.74%	1.34%
9/30/19	13.36	0.21	(0.18)aa	0.03	(0.29)	(1.35)	(1.64)	11.75	2.48%	59,312	0.79%	0.74%	1.85%

The accompanying notes are an integral part of the financial statements.
102

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2045 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.15	$ 0.19	$ 1.57	$ 1.76	$ (0.19)	$ (0.51)	$ (0.70)	$ 11.21	17.87%[b]	$ 32,859	0.19%[a]	0.02%[a]	3.61%[a]
9/30/23	9.97	0.20	1.46	1.66	(0.22)	(1.26)	(1.48)	10.15	17.83%	28,367	0.20%	0.02%	1.91%
9/30/22	14.76	0.27	(2.59)	(2.32)	(0.53)	(1.94)	(2.47)	9.97	(19.49%)	26,481	0.18%	0.02%	2.15%
9/30/21	11.96	0.17	3.18	3.35	(0.24)	(0.31)	(0.55)	14.76	28.57%	30,290	0.16%	0.02%	1.24%
9/30/20	12.75	0.24	0.48	0.72	(0.29)	(1.22)	(1.51)	11.96	5.41%	21,522	0.18%	0.02%	2.04%
9/30/19	14.41	0.29	(0.18)aa	0.11	(0.39)	(1.38)	(1.77)	12.75	3.08%	19,099	0.18%	0.02%	2.32%
Class R5
3/31/24[r]	$10.16	$0.18	$1.57	$1.75	$(0.18)	$(0.51)	$(0.69)	$11.22	17.74%[b]	$1,095	0.29%[a]	0.12%[a]	3.45%[a]
9/30/23	9.97	0.15	1.50	1.65	(0.20)	(1.26)	(1.46)	10.16	17.73%	886	0.30%	0.12%	1.46%
9/30/22	14.76	0.25	(2.59)	(2.34)	(0.51)	(1.94)	(2.45)	9.97	(19.57%)	1,199	0.28%	0.12%	2.01%
9/30/21	11.96	0.17	3.17	3.34	(0.23)	(0.31)	(0.54)	14.76	28.46%	1,327	0.26%	0.12%	1.17%
9/30/20	12.76	0.20	0.50	0.70	(0.28)	(1.22)	(1.50)	11.96	5.25%	935	0.28%	0.12%	1.70%
9/30/19	14.41	0.12	(0.02)aa	0.10	(0.37)	(1.38)	(1.75)	12.76	3.02%	750	0.28%	0.12%	0.92%
Service Class
3/31/24[r]	$10.17	$0.17	$1.58	$1.75	$(0.17)	$(0.51)	$(0.68)	$11.24	17.71%[b]	$3,789	0.39%[a]	0.22%[a]	3.29%[a]
9/30/23	9.97	0.20	1.46	1.66	(0.20)	(1.26)	(1.46)	10.17	17.78%	2,873	0.40%	0.22%	1.97%
9/30/22	14.77	0.29	(2.66)	(2.37)	(0.49)	(1.94)	(2.43)	9.97	(19.74%)	3,251	0.38%	0.22%	2.32%
9/30/21	11.97	0.16	3.17	3.33	(0.22)	(0.31)	(0.53)	14.77	28.30%	4,642	0.36%	0.22%	1.14%
9/30/20	12.75	0.20	0.48	0.68	(0.24)	(1.22)	(1.46)	11.97	5.15%	4,391	0.38%	0.22%	1.69%
9/30/19	14.39	0.32	(0.23)aa	0.09	(0.35)	(1.38)	(1.73)	12.75	2.92%	3,874	0.38%	0.22%	2.58%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	16%	41%	63%	34%	95%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
103

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$10.09	$0.17	$1.56	$1.73	$(0.16)	$(0.51)	$(0.67)	$11.15	17.64%[b]	$26,234	0.49%[a]	0.32%[a]	3.25%[a]
9/30/23	9.90	0.15	1.48	1.63	(0.18)	(1.26)	(1.44)	10.09	17.65%	21,723	0.50%	0.32%	1.51%
9/30/22	14.67	0.25	(2.60)	(2.35)	(0.48)	(1.94)	(2.42)	9.90	(19.76%)	17,419	0.48%	0.32%	1.99%
9/30/21	11.90	0.12	3.17	3.29	(0.21)	(0.31)	(0.52)	14.67	28.11%	26,780	0.46%	0.32%	0.87%
9/30/20	12.69	0.19	0.49	0.68	(0.25)	(1.22)	(1.47)	11.90	5.12%	19,671	0.48%	0.32%	1.59%
9/30/19	14.35	0.26	(0.19)aa	0.07	(0.35)	(1.38)	(1.73)	12.69	2.72%	21,597	0.48%	0.32%	2.12%
Class R4
3/31/24[r]	$9.86	$0.15	$1.54	$1.69	$(0.15)	$(0.51)	$(0.66)	$10.89	17.57%[b]	$18,423	0.64%[a]	0.47%[a]	3.06%[a]
9/30/23	9.70	0.13	1.45	1.58	(0.16)	(1.26)	(1.42)	9.86	17.45%	16,859	0.65%	0.47%	1.30%
9/30/22	14.42	0.20	(2.53)	(2.33)	(0.45)	(1.94)	(2.39)	9.70	(19.92%)	15,864	0.63%	0.47%	1.67%
9/30/21	11.70	0.12	3.10	3.22	(0.19)	(0.31)	(0.50)	14.42	27.98%	19,388	0.61%	0.47%	0.90%
9/30/20	12.51	0.24	0.40	0.64	(0.23)	(1.22)	(1.45)	11.70	4.89%	18,225	0.63%	0.47%	2.04%
9/30/19	14.15	0.24	(0.18)aa	0.06	(0.32)	(1.38)	(1.70)	12.51	2.68%	29,963	0.63%	0.47%	1.93%
Class A
3/31/24[r]	$10.04	$0.15	$1.57	$1.72	$(0.14)	$(0.51)	$(0.65)	$11.11	17.54%[b]	$8,154	0.72%[a]	0.55%[a]	2.99%[a]
9/30/23	9.86	0.14	1.45	1.59	(0.15)	(1.26)	(1.41)	10.04	17.24%	6,793	0.75%	0.57%	1.35%
9/30/22	14.50	0.20	(2.58)	(2.38)	(0.32)	(1.94)	(2.26)	9.86	(19.94%)	6,267	0.73%	0.57%	1.60%
9/30/21	11.77	0.14	3.09	3.23	(0.19)	(0.31)	(0.50)	14.50	27.88%	11,723	0.71%	0.57%	1.04%
9/30/20	12.58	0.14	0.49	0.63	(0.22)	(1.22)	(1.44)	11.77	4.79%	28,190	0.73%	0.57%	1.18%
9/30/19	14.22	0.20	(0.15)aa	0.05	(0.31)	(1.38)	(1.69)	12.58	2.54%	19,901	0.73%	0.57%	1.61%
Class R3
3/31/24[r]	$9.81	$0.14	$1.52	$1.66	$(0.12)	$(0.51)	$(0.63)	$10.84	17.39%[b]	$38,556	0.89%[a]	0.72%[a]	2.84%[a]
9/30/23	9.66	0.11	1.44	1.55	(0.14)	(1.26)	(1.40)	9.81	17.17%	34,959	0.90%	0.72%	1.15%
9/30/22	14.36	0.18	(2.53)	(2.35)	(0.41)	(1.94)	(2.35)	9.66	(20.09%)	30,594	0.88%	0.72%	1.50%
9/30/21	11.66	0.10	3.06	3.16	(0.15)	(0.31)	(0.46)	14.36	27.59%	40,009	0.86%	0.72%	0.72%
9/30/20	12.47	0.14	0.47	0.61	(0.20)	(1.22)	(1.42)	11.66	4.62%	42,710	0.88%	0.72%	1.25%
9/30/19	14.11	0.22	(0.19)aa	0.03	(0.29)	(1.38)	(1.67)	12.47	2.41%	46,767	0.88%	0.72%	1.82%

The accompanying notes are an integral part of the financial statements.
104

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 7.59	$ 0.14	$ 1.22	$ 1.36	$ (0.17)	$ (0.12)	$ (0.29)	$ 8.66	18.21%[b]	$ 29,255	0.16%[a]	0.02%[a]	3.54%[a]
9/30/23	7.28	0.14	1.10	1.24	(0.16)	(0.77)	(0.93)	7.59	18.10%	29,533	0.13%	0.02%	1.83%
9/30/22	10.46	0.19	(1.91)	(1.72)	(0.36)	(1.10)	(1.46)	7.28	(19.60%)	26,439	0.12%	0.02%	2.08%
9/30/21	8.31	0.12	2.23	2.35	(0.17)	(0.03)	(0.20)	10.46	28.53%	26,674	0.12%	0.02%	1.21%
9/30/20	8.80	0.16	0.33	0.49	(0.19)	(0.79)	(0.98)	8.31	5.29%	18,528	0.13%	0.02%	2.02%
9/30/19	10.18	0.20	(0.15)aa	0.05	(0.28)	(1.15)	(1.43)	8.80	3.10%	15,050	0.14%	0.02%	2.27%
Class R5
3/31/24[r]	$7.57	$0.13	$1.24	$1.37	$(0.06)	$(0.12)	$(0.18)	$8.76	18.23%[b]	$2,754	0.26%[a]	0.12%[a]	3.16%[a]
9/30/23	7.26	0.15	1.08	1.23	(0.15)	(0.77)	(0.92)	7.57	18.01%	1,942	0.23%	0.12%	1.93%
9/30/22	10.44	0.18	(1.91)	(1.73)	(0.35)	(1.10)	(1.45)	7.26	(19.73%)	41,662	0.22%	0.12%	2.04%
9/30/21	8.29	0.13	2.21	2.34	(0.16)	(0.03)	(0.19)	10.44	28.49%	50,534	0.22%	0.12%	1.31%
9/30/20	8.78	0.16	0.32	0.48	(0.18)	(0.79)	(0.97)	8.29	5.20%	42,985	0.23%	0.12%	1.93%
9/30/19	10.16	0.17	(0.13)aa	0.04	(0.27)	(1.15)	(1.42)	8.78	3.03%	45,022	0.24%	0.12%	1.94%
Service Class
3/31/24[r]	$7.65	$0.12	$1.24	$1.36	$(0.15)	$(0.12)	$(0.27)	$8.74	18.11%[b]	$6,609	0.36%[a]	0.22%[a]	3.12%[a]
9/30/23	7.31	0.13	1.11	1.24	(0.13)	(0.77)	(0.90)	7.65	18.04%	5,117	0.33%	0.22%	1.64%
9/30/22	10.50	0.22	(1.97)	(1.75)	(0.34)	(1.10)	(1.44)	7.31	(19.78%)	4,478	0.32%	0.22%	2.39%
9/30/21	8.34	0.12	2.23	2.35	(0.16)	(0.03)	(0.19)	10.50	28.34%	12,565	0.32%	0.22%	1.19%
9/30/20	8.82	0.13	0.34	0.47	(0.16)	(0.79)	(0.95)	8.34	5.13%	10,119	0.33%	0.22%	1.59%
9/30/19	10.17	0.24	(0.20)aa	0.04	(0.24)	(1.15)	(1.39)	8.82	2.92%	8,399	0.34%	0.22%	2.73%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	19%	51%	60%	36%	92%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
105

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$7.58	$0.12	$1.24	$1.36	$(0.15)	$(0.12)	$(0.27)	$8.67	18.17%[b]	$54,024	0.46%[a]	0.32%[a]	3.03%[a]
9/30/23	7.27	0.11	1.10	1.21	(0.13)	(0.77)	(0.90)	7.58	17.72%	44,280	0.43%	0.32%	1.46%
9/30/22	10.45	0.18	(1.93)	(1.75)	(0.33)	(1.10)	(1.43)	7.27	(19.88%)	34,706	0.42%	0.32%	1.95%
9/30/21	8.30	0.09	2.23	2.32	(0.14)	(0.03)	(0.17)	10.45	28.20%	46,558	0.42%	0.32%	0.91%
9/30/20	8.79	0.16	0.30	0.46	(0.16)	(0.79)	(0.95)	8.30	4.98%	34,367	0.43%	0.32%	1.97%
9/30/19	10.16	0.18	(0.15)aa	0.03	(0.25)	(1.15)	(1.40)	8.79	2.84%	52,850	0.44%	0.32%	2.06%
Class R4
3/31/24[r]	$7.45	$0.11	$1.20	$1.31	$(0.13)	$(0.12)	$(0.25)	$8.51	17.91%[b]	$17,982	0.61%[a]	0.47%[a]	2.86%[a]
9/30/23	7.15	0.09	1.10	1.19	(0.12)	(0.77)	(0.89)	7.45	17.71%	16,541	0.58%	0.47%	1.26%
9/30/22	10.29	0.15	(1.88)	(1.73)	(0.31)	(1.10)	(1.41)	7.15	(19.97%)	12,419	0.57%	0.47%	1.72%
9/30/21	8.18	0.08	2.19	2.27	(0.13)	(0.03)	(0.16)	10.29	27.93%	16,268	0.57%	0.47%	0.86%
9/30/20	8.68	0.16	0.28	0.44	(0.15)	(0.79)	(0.94)	8.18	4.78%	15,258	0.58%	0.47%	1.93%
9/30/19	10.05	0.16	(0.15)aa	0.01	(0.23)	(1.15)	(1.38)	8.68	2.66%	23,206	0.59%	0.47%	1.91%
Class A
3/31/24[r]	$7.55	$0.11	$1.22	$1.33	$(0.13)	$(0.12)	$(0.25)	$8.63	17.83%[b]	$12,040	0.69%[a]	0.55%[a]	2.81%[a]
9/30/23	7.23	0.09	1.11	1.20	(0.11)	(0.77)	(0.88)	7.55	17.59%	9,910	0.68%	0.57%	1.23%
9/30/22	10.35	0.15	(1.91)	(1.76)	(0.26)	(1.10)	(1.36)	7.23	(20.08%)	8,582	0.67%	0.57%	1.67%
9/30/21	8.23	0.10	2.18	2.28	(0.13)	(0.03)	(0.16)	10.35	27.87%	14,761	0.67%	0.57%	1.00%
9/30/20	8.72	0.10	0.34	0.44	(0.14)	(0.79)	(0.93)	8.23	4.81%	26,813	0.68%	0.57%	1.22%
9/30/19	10.08	0.15	(0.14)aa	0.01	(0.22)	(1.15)	(1.37)	8.72	2.54%	21,195	0.69%	0.57%	1.70%
Class R3
3/31/24[r]	$7.35	$0.10	$1.20	$1.30	$(0.11)	$(0.12)	$(0.23)	$8.42	17.89%[b]	$32,354	0.86%[a]	0.72%[a]	2.49%[a]
9/30/23	7.07	0.08	1.07	1.15	(0.10)	(0.77)	(0.87)	7.35	17.30%	33,945	0.83%	0.72%	1.08%
9/30/22	10.20	0.13	(1.87)	(1.74)	(0.29)	(1.10)	(1.39)	7.07	(20.23%)	28,557	0.82%	0.72%	1.47%
9/30/21	8.11	0.07	2.16	2.23	(0.11)	(0.03)	(0.14)	10.20	27.70%	34,349	0.82%	0.72%	0.71%
9/30/20	8.60	0.10	0.32	0.42	(0.12)	(0.79)	(0.91)	8.11	4.59%	32,608	0.83%	0.72%	1.23%
9/30/19	9.96	0.16	(0.16)aa	0.00[d]	(0.21)	(1.15)	(1.36)	8.60	2.44%	34,061	0.84%	0.72%	1.86%

The accompanying notes are an integral part of the financial statements.
106

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.83	$ 0.16	$ 1.41	$ 1.57	$ (0.17)	$ (0.43)	$ (0.60)	$ 9.80	18.32%[b]	$ 16,180	0.33%[a]	0.00%[a]	3.44%[a]
9/30/23	8.59	0.17	1.29	1.46	(0.19)	(1.03)	(1.22)	8.83	18.12%	13,860	0.38%	0.00%	1.92%
9/30/22	12.33	0.23	(2.26)	(2.03)	(0.44)	(1.27)	(1.71)	8.59	(19.58%)	12,871	0.34%	0.00%	2.15%
9/30/21	10.15	0.14	2.67	2.81	(0.21)	(0.42)	(0.63)	12.33	28.46%	13,996	0.33%	0.00%	1.20%
9/30/20	10.73	0.21	0.40	0.61	(0.23)	(0.96)	(1.19)	10.15	5.43%	9,429	0.39%	0.00%	2.09%
9/30/19	12.04	0.24	(0.13)aa	0.11	(0.33)	(1.09)	(1.42)	10.73	3.15%	7,761	0.41%	0.00%	2.31%
Class R5
3/31/24[r]	$8.85	$0.16	$1.39	$1.55	$(0.16)	$(0.43)	$(0.59)	$9.81	18.07%[b]	$610	0.44%[a]	0.10%[a]	3.51%[a]
9/30/23	8.59	0.14	1.32	1.46	(0.17)	(1.03)	(1.20)	8.85	18.12%	452	0.48%	0.10%	1.52%
9/30/22	12.33	0.21	(2.26)	(2.05)	(0.42)	(1.27)	(1.69)	8.59	(19.69%)	877	0.44%	0.10%	1.97%
9/30/21	10.15	0.10	2.70	2.80	(0.20)	(0.42)	(0.62)	12.33	28.35%	1,523	0.43%	0.10%	0.79%
9/30/20	10.73	0.17	0.43	0.60	(0.22)	(0.96)	(1.18)	10.15	5.34%	643	0.49%	0.10%	1.72%
9/30/19	12.04	0.17	(0.08)aa	0.09	(0.31)	(1.09)	(1.40)	10.73	3.02%	534	0.51%	0.10%	1.61%
Service Class
3/31/24[r]	$8.88	$0.14	$1.42	$1.56	$(0.15)	$(0.43)	$(0.58)	$9.86	18.11%[b]	$3,947	0.54%[a]	0.20%[a]	3.14%[a]
9/30/23	8.62	0.16	1.30	1.46	(0.17)	(1.03)	(1.20)	8.88	18.06%	2,976	0.58%	0.20%	1.78%
9/30/22	12.38	0.23	(2.31)	(2.08)	(0.41)	(1.27)	(1.68)	8.62	(19.85%)	2,666	0.54%	0.20%	2.12%
9/30/21	10.18	0.13	2.68	2.81	(0.19)	(0.42)	(0.61)	12.38	28.34%	3,260	0.53%	0.20%	1.11%
9/30/20	10.75	0.18	0.40	0.58	(0.19)	(0.96)	(1.15)	10.18	5.15%	2,498	0.59%	0.20%	1.77%
9/30/19	12.05	0.28	(0.19)aa	0.09	(0.30)	(1.09)	(1.39)	10.75	2.99%	2,291	0.61%	0.20%	2.63%

	Six Months Ended March 31, 2024[b,r]	Year ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	18%	40%	64%	38%	89%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
107

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$8.79	$0.14	$1.39	$1.53	$(0.14)	$(0.43)	$(0.57)	$9.75	17.96%[b]	$13,544	0.64%[a]	0.30%[a]	3.06%[a]
9/30/23	8.54	0.14	1.30	1.44	(0.16)	(1.03)	(1.19)	8.79	17.96%	10,946	0.68%	0.30%	1.53%
9/30/22	12.28	0.20	(2.27)	(2.07)	(0.40)	(1.27)	(1.67)	8.54	(19.92%)	8,852	0.64%	0.30%	1.87%
9/30/21	10.11	0.10	2.67	2.77	(0.18)	(0.42)	(0.60)	12.28	28.13%	10,954	0.63%	0.30%	0.85%
9/30/20	10.69	0.16	0.42	0.58	(0.20)	(0.96)	(1.16)	10.11	5.13%	7,482	0.69%	0.30%	1.61%
9/30/19	12.00	0.21	(0.14)aa	0.07	(0.29)	(1.09)	(1.38)	10.69	2.79%	8,364	0.71%	0.30%	1.98%
Class R4
3/31/24[r]	$8.72	$0.13	$1.38	$1.51	$(0.12)	$(0.43)	$(0.55)	$9.68	17.88%[b]	$8,358	0.78%[a]	0.45%[a]	2.88%[a]
9/30/23	8.49	0.11	1.30	1.41	(0.15)	(1.03)	(1.18)	8.72	17.65%	8,474	0.83%	0.45%	1.27%
9/30/22	12.20	0.19	(2.25)	(2.06)	(0.38)	(1.27)	(1.65)	8.49	(19.98%)	5,976	0.79%	0.45%	1.76%
9/30/21	10.04	0.11	2.63	2.74	(0.16)	(0.42)	(0.58)	12.20	28.02%	7,822	0.78%	0.45%	0.92%
9/30/20	10.64	0.22	0.33	0.55	(0.19)	(0.96)	(1.15)	10.04	4.85%	6,887	0.84%	0.45%	2.20%
9/30/19	11.94	0.21	(0.14)aa	0.07	(0.28)	(1.09)	(1.37)	10.64	2.75%	12,251	0.86%	0.45%	2.02%
Class A
3/31/24[r]	$8.95	$0.13	$1.43	$1.56	$(0.12)	$(0.43)	$(0.55)	$9.96	17.97%[b]	$2,093	0.87%[a]	0.53%[a]	2.83%[a]
9/30/23	8.67	0.11	1.32	1.43	(0.12)	(1.03)	(1.15)	8.95	17.52%	1,583	0.93%	0.55%	1.23%
9/30/22	12.23	0.14	(2.26)	(2.12)	(0.17)	(1.27)	(1.44)	8.67	(19.98%)	1,265	0.89%	0.55%	1.27%
9/30/21	10.08	0.11	2.62	2.73	(0.16)	(0.42)	(0.58)	12.23	27.80%	6,298	0.88%	0.55%	0.96%
9/30/20	10.67	0.13	0.42	0.55	(0.18)	(0.96)	(1.14)	10.08	4.83%	10,137	0.94%	0.55%	1.29%
9/30/19	11.97	0.16	(0.11)aa	0.05	(0.26)	(1.09)	(1.35)	10.67	2.55%	7,587	0.96%	0.55%	1.57%
Class R3
3/31/24[r]	$8.65	$0.12	$1.37	$1.49	$(0.10)	$(0.43)	$(0.53)	$9.61	17.81%[b]	$27,822	1.03%[a]	0.70%[a]	2.66%[a]
9/30/23	8.42	0.10	1.28	1.38	(0.12)	(1.03)	(1.15)	8.65	17.45%	24,024	1.08%	0.70%	1.14%
9/30/22	12.12	0.15	(2.23)	(2.08)	(0.35)	(1.27)	(1.62)	8.42	(20.23%)	20,114	1.04%	0.70%	1.46%
9/30/21	9.99	0.09	2.60	2.69	(0.14)	(0.42)	(0.56)	12.12	27.60%	23,885	1.03%	0.70%	0.76%
9/30/20	10.58	0.11	0.42	0.53	(0.16)	(0.96)	(1.12)	9.99	4.69%	24,149	1.09%	0.70%	1.17%
9/30/19	11.88	0.19	(0.15)aa	0.04	(0.25)	(1.09)	(1.34)	10.58	2.44%	22,185	1.11%	0.70%	1.79%

The accompanying notes are an integral part of the financial statements.
108

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.76	$ 0.16	$ 1.38	$ 1.54	$ (0.18)	$ (0.45)	$ (0.63)	$ 9.67	18.18%[b]	$ 15,859	0.87%[a]	0.00%[a]	3.48%[a]
9/30/23	8.54	0.17	1.28	1.45	(0.19)	(1.04)	(1.23)	8.76	18.13%	13,354	1.11%	0.00%	1.93%
9/30/22	12.03	0.24	(2.27)	(2.03)	(0.41)	(1.05)	(1.46)	8.54	(19.60%)	11,505	0.95%	0.00%	2.31%
9/30/21	9.91	0.15	2.59	2.74	(0.20)	(0.42)	(0.62)	12.03	28.43%	14,808	1.07%	0.00%	1.29%
9/30/20	10.53	0.20	0.39	0.59	(0.23)	(0.98)	(1.21)	9.91	5.39%	10,758	1.32%	0.00%	2.06%
9/30/19	11.92	0.28	(0.19)	0.09	(0.32)	(1.16)	(1.48)	10.53	3.15%	10,904	1.57%	0.00%	2.70%
Class R5
3/31/24[r]	$8.77	$0.15	$1.39	$1.54	$(0.18)	$(0.45)	$(0.63)	$9.68	18.06%[b]	$268	0.97%[a]	0.10%[a]	3.34%[a]
9/30/23	8.54	0.15	1.30	1.45	(0.18)	(1.04)	(1.22)	8.77	18.11%	218	1.21%	0.10%	1.73%
9/30/22	12.00	0.22	(2.26)	(2.04)	(0.37)	(1.05)	(1.42)	8.54	(19.72%)	194	1.05%	0.10%	2.05%
9/30/21	9.89	0.13	2.59	2.72	(0.19)	(0.42)	(0.61)	12.00	28.27%	1,352	1.17%	0.10%	1.12%
9/30/20	10.51	0.25	0.33	0.58	(0.22)	(0.98)	(1.20)	9.89	5.33%	764	1.42%	0.10%	2.51%
9/30/19	11.91	0.10	(0.03)	0.07	(0.31)	(1.16)	(1.47)	10.51	2.96%	1,257	1.67%	0.10%	1.01%
Service Class
3/31/24[r]	$8.72	$0.14	$1.39	$1.53	$(0.17)	$(0.45)	$(0.62)	$9.63	18.06%[b]	$2,239	1.07%[a]	0.20%[a]	3.17%[a]
9/30/23	8.49	0.13	1.30	1.43	(0.16)	(1.04)	(1.20)	8.72	17.99%	1,732	1.31%	0.20%	1.51%
9/30/22	11.97	0.21	(2.24)	(2.03)	(0.40)	(1.05)	(1.45)	8.49	(19.75%)	1,215	1.15%	0.20%	1.97%
9/30/21	9.87	0.12	2.58	2.70	(0.18)	(0.42)	(0.60)	11.97	28.15%	2,047	1.27%	0.21%	1.03%
9/30/20	10.49	0.12	0.45	0.57	(0.21)	(0.98)	(1.19)	9.87	5.23%	1,453	1.52%	0.20%	1.20%
9/30/19	11.90	0.32	(0.27)	0.05	(0.30)	(1.16)	(1.46)	10.49	2.79%	529	1.77%	0.20%	3.10%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	17%	33%	78%	38%	77%	51%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
109

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$8.68	$0.14	$1.37	$1.51	$(0.16)	$(0.45)	$(0.61)	$9.58	17.95%[b]	$4,211	1.17%[a]	0.30%[a]	3.04%[a]
9/30/23	8.46	0.12	1.30	1.42	(0.16)	(1.04)	(1.20)	8.68	17.92%	3,058	1.41%	0.30%	1.37%
9/30/22	11.95	0.19	(2.25)	(2.06)	(0.38)	(1.05)	(1.43)	8.46	(19.96%)	1,788	1.25%	0.30%	1.81%
9/30/21	9.85	0.09	2.60	2.69	(0.17)	(0.42)	(0.59)	11.95	28.08%	2,210	1.37%	0.33%	0.79%
9/30/20	10.48	0.12	0.43	0.55	(0.20)	(0.98)	(1.18)	9.85	5.07%	1,304	1.62%	0.30%	1.29%
9/30/19	11.87	0.20	(0.15)	0.05	(0.28)	(1.16)	(1.44)	10.48	2.81%	665	1.87%	0.30%	1.97%
Class R4
3/31/24[r]	$8.67	$0.13	$1.38	$1.51	$(0.15)	$(0.45)	$(0.60)	$9.58	17.93%[b]	$2,143	1.33%[a]	0.45%[a]	2.84%[a]
9/30/23	8.46	0.11	1.29	1.40	(0.15)	(1.04)	(1.19)	8.67	17.60%	1,506	1.56%	0.45%	1.20%
9/30/22	11.94	0.18	(2.25)	(2.07)	(0.36)	(1.05)	(1.41)	8.46	(20.02%)	923	1.40%	0.45%	1.74%
9/30/21	9.85	0.11	2.57	2.68	(0.17)	(0.42)	(0.59)	11.94	27.90%	1,019	1.52%	0.45%	0.92%
9/30/20	10.47	0.12	0.42	0.54	(0.18)	(0.98)	(1.16)	9.85	4.97%	769	1.77%	0.45%	1.26%
9/30/19	11.87	0.14	(0.11)	0.03	(0.27)	(1.16)	(1.43)	10.47	2.60%	374	2.02%	0.45%	1.36%
Class A
3/31/24[r]	$8.70	$0.12	$1.39	$1.51	$(0.14)	$(0.45)	$(0.59)	$9.62	17.86%[b]	$570	1.41%[a]	0.53%[a]	2.80%[a]
9/30/23	8.48	0.11	1.28	1.39	(0.13)	(1.04)	(1.17)	8.70	17.50%	430	1.66%	0.55%	1.29%
9/30/22	11.89	0.20	(2.28)	(2.08)	(0.28)	(1.05)	(1.33)	8.48	(20.10%)	329	1.50%	0.55%	1.86%
9/30/21	9.83	0.12	2.52	2.64	(0.16)	(0.42)	(0.58)	11.89	27.59%	613	1.62%	0.59%	1.04%
9/30/20	10.46	0.07	0.46	0.53	(0.18)	(0.98)	(1.16)	9.83	4.89%	1,190	1.87%	0.55%	0.74%
9/30/19	11.86	0.19	(0.17)	0.02	(0.26)	(1.16)	(1.42)	10.46	2.50%	437	2.12%	0.55%	1.84%
Class R3
3/31/24[r]	$8.63	$0.11	$1.37	$1.48	$(0.12)	$(0.45)	$(0.57)	$9.54	17.66%[b]	$2,185	1.57%[a]	0.70%[a]	2.53%[a]
9/30/23	8.42	0.09	1.28	1.37	(0.12)	(1.04)	(1.16)	8.63	17.38%	1,827	1.81%	0.70%	0.98%
9/30/22	11.87	0.14	(2.22)	(2.08)	(0.32)	(1.05)	(1.37)	8.42	(20.18%)	1,343	1.65%	0.70%	1.34%
9/30/21	9.80	0.12	2.51	2.63	(0.14)	(0.42)	(0.56)	11.87	27.53%	1,510	1.77%	0.70%	1.03%
9/30/20	10.41	0.08	0.43	0.51	(0.14)	(0.98)	(1.12)	9.80	4.66%	1,885	2.02%	0.70%	0.89%
9/30/19	11.80	0.14	(0.12)	0.02	(0.25)	(1.16)	(1.41)	10.41	2.49%	1,096	2.27%	0.70%	1.38%

The accompanying notes are an integral part of the financial statements.
110

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual RetireSMARTSM by JPMorgan 2065 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 9.94	$ 0.15	$ 1.38	$ 1.53	$ (0.17)	$ (0.03)	$ (0.20)	$ 11.27	15.40%[b]	$ 451	18.67%[a]	0.00%[a]	2.92%[a]
9/30/23[g]	10.00	0.05	(0.11)	(0.06)	—	—	—	9.94	(0.60%)[b]	397	13.70%[a]	0.00%[a]	0.75%[a]
Class R5
3/31/24[r]	$9.93	$0.15	$1.38	$1.53	$(0.16)	$(0.03)	$(0.19)	$11.27	15.43%[b]	$113	18.78%[a]	0.10%[a]	2.81%[a]
9/30/23[g]	10.00	0.04	(0.11)	(0.07)	—	—	—	9.93	(0.70%)[b]	99	13.80%[a]	0.10%[a]	0.65%[a]
Service Class
3/31/24[r]	$9.92	$0.14	$1.38	$1.52	$(0.15)	$(0.03)	$(0.18)	$11.26	15.35%[b]	$113	18.88%[a]	0.20%[a]	2.71%[a]
9/30/23[g]	10.00	0.04	(0.12)	(0.08)	—	—	—	9.92	(0.80%)[b]	99	13.90%[a]	0.20%[a]	0.54%[a]
Administrative Class
3/31/24[r]	$9.92	$0.13	$1.38	$1.51	$(0.14)	$(0.03)	$(0.17)	$11.26	15.25%[b]	$113	18.98%[a]	0.30%[a]	2.61%[a]
9/30/23[g]	10.00	0.03	(0.11)	(0.08)	—	—	—	9.92	(0.80%)[b]	99	14.00%[a]	0.30%[a]	0.45%[a]
Class R4
3/31/24[r]	$9.91	$0.13	$1.37	$1.50	$(0.13)	$(0.03)	$(0.16)	$11.25	15.12%[b]	$113	19.13%[a]	0.45%[a]	2.45%[a]
9/30/23[g]	10.00	0.02	(0.11)	(0.09)	—	—	—	9.91	(0.90%)[b]	99	14.15%[a]	0.45%[a]	0.30%[a]
Class A
3/31/24[r]	$9.90	$0.12	$1.38	$1.50	$(0.12)	$(0.03)	$(0.15)	$11.25	15.15%[b]	$113	19.22%[a]	0.53%[a]	2.37%[a]
9/30/23[g]	10.00	0.01	(0.11)	(0.10)	—	—	—	9.90	(1.00%)[b]	99	14.25%[a]	0.55%[a]	0.20%[a]
Class R3
3/31/24[r]	$9.89	$0.11	$1.39	$1.50	$(0.11)	$(0.03)	$(0.14)	$11.25	15.12%[b]	$112	19.38%[a]	0.70%[a]	2.19%[a]
9/30/23[g]	10.00	0.00[d]	(0.11)	(0.11)	—	—	—	9.89	(1.10%)[b]	99	14.40%[a]	0.70%[a]	0.05%[a]

	Six Months Ended March 31, 2024[b,r]	Period Ended September 30, 2023[b]
Portfolio turnover rate	27%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Fund commenced operations on February 1, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
111

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement Balanced Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 13.34	$ 0.27	$ 1.18	$ 1.45	$ (0.39)	$ (0.34)	$ (0.73)	$ 14.06	11.12%[b]	$ 43,792	0.40%[a]	0.28%[a]	3.99%[a]
9/30/23	13.62	0.65	0.48	1.13	(0.67)	(0.74)	(1.41)	13.34	8.67%	25,079	0.40%	0.28%	4.77%
9/30/22	17.72	0.46	(2.83)	(2.37)	(0.65)	(1.08)	(1.73)	13.62	(14.93%)	20,187	0.40%	0.27%	2.90%
9/30/21	16.19	0.25	2.00	2.25	(0.36)	(0.36)	(0.72)	17.72	14.19%	25,173	0.40%	0.27%	1.42%
9/30/20	15.46	0.31	0.91	1.22	(0.38)	(0.11)	(0.49)	16.19	8.01%	18,598	0.19%	0.06%	2.03%
9/30/19	15.22	0.29	0.44	0.73	(0.36)	(0.13)	(0.49)	15.46	5.24%	14,363	0.27%	0.01%	1.94%
Class M5
3/31/24[r]	$13.36	$0.33	$1.11	$1.44	$(0.37)	$(0.34)	$(0.71)	$14.09	11.01%[b]	$155,940	0.55%[a]	0.43%[a]	4.98%[a]
9/30/23	13.63	0.64	0.48	1.12	(0.65)	(0.74)	(1.39)	13.36	8.57%	142,090	0.55%	0.43%	4.72%
9/30/22	17.73	0.42	(2.83)	(2.41)	(0.61)	(1.08)	(1.69)	13.63	(15.09%)	126,517	0.55%	0.42%	2.66%
9/30/21	16.20	0.23	2.00	2.23	(0.34)	(0.36)	(0.70)	17.73	14.02%	152,253	0.55%	0.42%	1.30%
9/30/20	15.48	0.34	0.85	1.19	(0.36)	(0.11)	(0.47)	16.20	7.85%	126,059	0.33%	0.20%	2.17%
9/30/19	15.21	0.08	0.64	0.72	(0.32)	(0.13)	(0.45)	15.48	5.11%	118,872	0.42%	0.16%	0.53%
Class M4
3/31/24[r]	$13.39	$0.30	$1.13	$1.43	$(0.34)	$(0.34)	$(0.68)	$14.14	10.88%[b]	$9,806	0.80%[a]	0.68%[a]	4.53%[a]
9/30/23	13.65	0.63	0.45	1.08	(0.60)	(0.74)	(1.34)	13.39	8.21%	8,243	0.80%	0.68%	4.67%
9/30/22	17.66	0.40	(2.85)	(2.45)	(0.48)	(1.08)	(1.56)	13.65	(15.28%)	7,314	0.80%	0.67%	2.50%
9/30/21	16.13	0.22	1.97	2.19	(0.30)	(0.36)	(0.66)	17.66	13.80%	14,092	0.80%	0.67%	1.27%
9/30/20	15.42	0.30	0.84	1.14	(0.32)	(0.11)	(0.43)	16.13	7.52%	19,598	0.58%	0.45%	1.94%
9/30/19	15.18	0.27	0.41	0.68	(0.31)	(0.13)	(0.44)	15.42	4.85%	17,961	0.67%	0.40%	1.79%
Class M3
3/31/24[r]	$13.36	$0.31	$1.10	$1.41	$(0.29)	$(0.34)	$(0.63)	$14.14	10.77%[b]	$3,398	1.05%[a]	0.93%[a]	4.65%[a]
9/30/23	13.57	0.58	0.47	1.05	(0.52)	(0.74)	(1.26)	13.36	7.99%	3,080	1.05%	0.93%	4.28%
9/30/22	17.65	0.33	(2.81)	(2.48)	(0.52)	(1.08)	(1.60)	13.57	(15.55%)	4,113	1.05%	0.92%	2.11%
9/30/21	16.11	0.13	2.01	2.14	(0.24)	(0.36)	(0.60)	17.65	13.47%	6,265	1.05%	0.92%	0.74%
9/30/20	15.39	0.28	0.82	1.10	(0.27)	(0.11)	(0.38)	16.11	7.27%	6,073	0.83%	0.70%	1.79%
9/30/19	15.16	0.25	0.39	0.64	(0.28)	(0.13)	(0.41)	15.39	4.61%	7,417	0.92%	0.66%	1.68%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	13%	19%	34%	38%	50%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
112

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2005 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 12.39	$ 0.30	$ 1.11	$ 1.41	$ (0.36)	$—	$ (0.36)	$ 13.44	11.51%[b]	$ 9,045	0.42%[a]	0.28%[a]	4.78%[a]
9/30/23	12.45	0.74	0.36	1.10	(0.59)	(0.57)	(1.16)	12.39	9.22%	8,383	0.42%	0.28%	5.95%
9/30/22	17.52	0.39	(2.66)	(2.27)	(0.62)	(2.18)	(2.80)	12.45	(15.62%)	15,173	0.42%	0.28%	2.65%
9/30/21	16.24	0.30	1.84	2.14	(0.38)	(0.48)	(0.86)	17.52	13.48%	17,418	0.42%	0.28%	1.74%
9/30/20	15.74	0.34	0.85	1.19	(0.43)	(0.26)	(0.69)	16.24	7.74%	19,736	0.62%	0.06%	2.21%
9/30/19	15.19	0.21	0.66	0.87	(0.29)	(0.03)	(0.32)	15.74	5.96%	13,386	0.87%	0.02%	1.40%
Class M5
3/31/24[r]	$12.36	$0.31	$1.08	$1.39	$(0.36)	$—	$(0.36)	$13.39	11.40%[b]	$6,302	0.57%[a]	0.43%[a]	4.99%[a]
9/30/23	12.42	0.57	0.51	1.08	(0.57)	(0.57)	(1.14)	12.36	9.04%	6,075	0.57%	0.43%	4.52%
9/30/22	17.48	0.41	(2.69)	(2.28)	(0.60)	(2.18)	(2.78)	12.42	(15.73%)	5,681	0.57%	0.43%	2.79%
9/30/21	16.20	0.24	1.87	2.11	(0.35)	(0.48)	(0.83)	17.48	13.33%	7,783	0.57%	0.43%	1.39%
9/30/20	15.71	0.41	0.75	1.16	(0.41)	(0.26)	(0.67)	16.20	7.55%	8,440	0.77%	0.20%	2.63%
9/30/19	15.17	0.34	0.50	0.84	(0.27)	(0.03)	(0.30)	15.71	5.80%	8,422	1.03%	0.16%	2.26%
Class M4
3/31/24[r]	$12.38	$0.26	$1.13	$1.39	$(0.32)	$—	$(0.32)	$13.45	11.32%[b]	$2,262	0.82%[a]	0.68%[a]	4.17%[a]
9/30/23	12.42	0.50	0.55	1.05	(0.52)	(0.57)	(1.09)	12.38	8.72%	1,639	0.82%	0.68%	3.99%
9/30/22	17.46	0.36	(2.68)	(2.32)	(0.54)	(2.18)	(2.72)	12.42	(15.93%)	2,073	0.82%	0.68%	2.46%
9/30/21	16.17	0.21	1.86	2.07	(0.30)	(0.48)	(0.78)	17.46	13.07%	3,096	0.82%	0.68%	1.22%
9/30/20	15.69	0.36	0.76	1.12	(0.38)	(0.26)	(0.64)	16.17	7.29%	3,455	1.02%	0.45%	2.30%
9/30/19	15.15	0.25	0.56	0.81	(0.24)	(0.03)	(0.27)	15.69	5.53%	3,138	1.28%	0.41%	1.64%
Class M3
3/31/24[r]	$12.28	$0.28	$1.08	$1.36	$(0.30)	$—	$(0.30)	$13.34	11.20%[b]	$822	1.07%[a]	0.93%[a]	4.52%[a]
9/30/23	12.34	0.48	0.53	1.01	(0.50)	(0.57)	(1.07)	12.28	8.50%	1,495	1.07%	0.93%	3.86%
9/30/22	17.39	0.29	(2.64)	(2.35)	(0.52)	(2.18)	(2.70)	12.34	(16.17%)	1,453	1.07%	0.93%	2.01%
9/30/21	16.11	0.12	1.90	2.02	(0.26)	(0.48)	(0.74)	17.39	12.77%	1,603	1.07%	0.93%	0.72%
9/30/20	15.64	0.32	0.76	1.08	(0.35)	(0.26)	(0.61)	16.11	7.01%	1,227	1.27%	0.69%	2.07%
9/30/19	15.12	0.22	0.55	0.77	(0.22)	(0.03)	(0.25)	15.64	5.28%	1,539	1.53%	0.66%	1.45%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	20%	37%	37%	54%	59%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
113

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2010 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 12.85	$ 0.31	$ 1.22	$ 1.53	$ (0.34)	$ (0.11)	$ (0.45)	$ 13.93	12.07%[b]	$ 69,901	0.42%[a]	0.29%[a]	4.80%[a]
9/30/23	13.23	0.59	0.63	1.22	(0.59)	(1.01)	(1.60)	12.85	9.77%	62,669	0.42%	0.28%	4.51%
9/30/22	17.63	0.39	(2.90)	(2.51)	(0.62)	(1.27)	(1.89)	13.23	(16.02%)	63,308	0.42%	0.28%	2.51%
9/30/21	16.05	0.27	2.05	2.32	(0.37)	(0.37)	(0.74)	17.63	14.74%	75,734	0.42%	0.28%	1.55%
9/30/20	15.66	0.37	0.85	1.22	(0.43)	(0.40)	(0.83)	16.05	8.02%	72,187	0.20%	0.05%	2.40%
9/30/19	15.20	0.34	0.50	0.84	(0.37)	(0.01)	(0.38)	15.66	5.84%	65,842	0.16%	0.01%	2.26%
Class M5
3/31/24[r]	$12.84	$0.32	$1.20	$1.52	$(0.32)	$(0.11)	$(0.43)	$13.93	11.97%[b]	$18,897	0.57%[a]	0.44%[a]	4.94%[a]
9/30/23	13.21	0.59	0.61	1.20	(0.56)	(1.01)	(1.57)	12.84	9.60%	19,654	0.57%	0.43%	4.52%
9/30/22	17.61	0.47	(2.99)	(2.52)	(0.61)	(1.27)	(1.88)	13.21	(16.10%)	20,741	0.57%	0.43%	2.98%
9/30/21	16.03	0.21	2.08	2.29	(0.34)	(0.37)	(0.71)	17.61	14.57%	32,649	0.57%	0.43%	1.20%
9/30/20	15.65	0.39	0.80	1.19	(0.41)	(0.40)	(0.81)	16.03	7.81%	28,892	0.34%	0.20%	2.53%
9/30/19	15.19	0.36	0.46	0.82	(0.35)	(0.01)	(0.36)	15.65	5.70%	30,690	0.31%	0.16%	2.43%
Class M4
3/31/24[r]	$12.88	$0.31	$1.20	$1.51	$(0.27)	$(0.11)	$(0.38)	$14.01	11.87%[b]	$7,555	0.82%[a]	0.69%[a]	4.66%[a]
9/30/23	13.20	0.55	0.63	1.18	(0.49)	(1.01)	(1.50)	12.88	9.43%	9,195	0.82%	0.68%	4.16%
9/30/22	17.56	0.38	(2.96)	(2.58)	(0.51)	(1.27)	(1.78)	13.20	(16.40%)	10,567	0.82%	0.68%	2.45%
9/30/21	15.99	0.23	2.02	2.25	(0.31)	(0.37)	(0.68)	17.56	14.35%	26,545	0.82%	0.68%	1.37%
9/30/20	15.61	0.33	0.82	1.15	(0.37)	(0.40)	(0.77)	15.99	7.56%	30,398	0.60%	0.45%	2.16%
9/30/19	15.17	0.31	0.46	0.77	(0.32)	(0.01)	(0.33)	15.61	5.37%	23,473	0.56%	0.41%	2.06%
Class M3
3/31/24[r]	$12.84	$0.28	$1.21	$1.49	$(0.22)	$(0.11)	$(0.33)	$14.00	11.71%[b]	$5,498	1.07%[a]	0.94%[a]	4.23%[a]
9/30/23	13.18	0.57	0.58	1.15	(0.48)	(1.01)	(1.49)	12.84	9.11%	5,326	1.07%	0.93%	4.39%
9/30/22	17.56	0.35	(2.95)	(2.60)	(0.51)	(1.27)	(1.78)	13.18	(16.57%)	8,647	1.07%	0.93%	2.28%
9/30/21	15.99	0.15	2.04	2.19	(0.25)	(0.37)	(0.62)	17.56	13.97%	13,883	1.07%	0.93%	0.90%
9/30/20	15.59	0.25	0.87	1.12	(0.32)	(0.40)	(0.72)	15.99	7.34%	14,512	0.85%	0.70%	1.62%
9/30/19	15.14	0.26	0.48	0.74	(0.28)	(0.01)	(0.29)	15.59	5.15%	13,737	0.81%	0.66%	1.74%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	14%	26%	34%	33%	53%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
114

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2015 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 13.23	$ 0.31	$ 1.32	$ 1.63	$ (0.36)	$ (0.25)	$ (0.61)	$ 14.25	12.54%[b]	$ 67,336	0.43%[a]	0.31%[a]	4.61%[a]
9/30/23	13.57	0.59	0.73	1.32	(0.55)	(1.11)	(1.66)	13.23	10.31%	62,426	0.43%	0.31%	4.37%
9/30/22	17.97	0.36	(2.99)	(2.63)	(0.62)	(1.15)	(1.77)	13.57	(16.38%)	65,438	0.44%	0.30%	2.29%
9/30/21	16.17	0.24	2.32	2.56	(0.35)	(0.41)	(0.76)	17.97	16.19%	78,555	0.44%	0.32%	1.35%
9/30/20	15.64	0.35	0.93	1.28	(0.41)	(0.34)	(0.75)	16.17	8.40%	65,346	0.20%	0.06%	2.29%
9/30/19	15.21	0.30	0.49	0.79	(0.34)	(0.02)	(0.36)	15.64	5.52%	56,389	0.17%	0.01%	1.99%
Class M5
3/31/24[r]	$13.20	$0.31	$1.31	$1.62	$(0.34)	$(0.25)	$(0.59)	$14.23	12.47%[b]	$38,523	0.58%[a]	0.46%[a]	4.65%[a]
9/30/23	13.54	0.58	0.71	1.29	(0.52)	(1.11)	(1.63)	13.20	10.08%	36,067	0.58%	0.46%	4.32%
9/30/22	17.94	0.42	(3.07)	(2.65)	(0.60)	(1.15)	(1.75)	13.54	(16.50%)	39,275	0.59%	0.45%	2.64%
9/30/21	16.14	0.21	2.32	2.53	(0.32)	(0.41)	(0.73)	17.94	16.05%	64,169	0.59%	0.47%	1.21%
9/30/20	15.62	0.36	0.89	1.25	(0.39)	(0.34)	(0.73)	16.14	8.19%	53,926	0.35%	0.21%	2.30%
9/30/19	15.19	0.32	0.46	0.78	(0.33)	(0.02)	(0.35)	15.62	5.44%	52,284	0.32%	0.16%	2.14%
Class M4
3/31/24[r]	$13.29	$0.30	$1.31	$1.61	$(0.32)	$(0.25)	$(0.57)	$14.33	12.28%[b]	$5,924	0.83%[a]	0.71%[a]	4.42%[a]
9/30/23	13.56	0.51	0.76	1.27	(0.43)	(1.11)	(1.54)	13.29	9.87%	5,311	0.83%	0.71%	3.79%
9/30/22	17.92	0.35	(3.04)	(2.69)	(0.52)	(1.15)	(1.67)	13.56	(16.68%)	5,066	0.84%	0.70%	2.21%
9/30/21	16.12	0.19	2.30	2.49	(0.28)	(0.41)	(0.69)	17.92	15.74%	11,856	0.84%	0.72%	1.07%
9/30/20	15.60	0.31	0.89	1.20	(0.34)	(0.34)	(0.68)	16.12	7.89%	12,857	0.60%	0.46%	2.03%
9/30/19	15.17	0.23	0.51	0.74	(0.29)	(0.02)	(0.31)	15.60	5.15%	13,738	0.57%	0.41%	1.52%
Class M3
3/31/24[r]	$13.41	$0.29	$1.33	$1.62	$(0.26)	$(0.25)	$(0.51)	$14.52	12.26%[b]	$1,634	1.08%[a]	0.96%[a]	4.20%[a]
9/30/23	13.49	0.51	0.72	1.23	(0.20)	(1.11)	(1.31)	13.41	9.53%	1,585	1.08%	0.96%	3.78%
9/30/22	17.87	0.32	(3.04)	(2.72)	(0.51)	(1.15)	(1.66)	13.49	(16.89%)	4,452	1.09%	0.95%	2.01%
9/30/21	16.08	0.13	2.31	2.44	(0.24)	(0.41)	(0.65)	17.87	15.46%	6,990	1.09%	0.97%	0.76%
9/30/20	15.56	0.30	0.87	1.17	(0.31)	(0.34)	(0.65)	16.08	7.65%	7,211	0.85%	0.70%	1.96%
9/30/19	15.15	0.28	0.41	0.69	(0.26)	(0.02)	(0.28)	15.56	4.84%	8,621	0.82%	0.66%	1.89%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	15%	27%	35%	35%	57%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
115

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2020 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 12.98	$ 0.29	$ 1.37	$ 1.66	$ (0.31)	$ (0.38)	$ (0.69)	$ 13.95	13.06%[b]	$ 286,564	0.46%[a]	0.32%[a]	4.47%[a]
9/30/23	13.48	0.53	0.86	1.39	(0.54)	(1.35)	(1.89)	12.98	11.03%	267,433	0.46%	0.32%	4.05%
9/30/22	18.31	0.34	(3.04)	(2.70)	(0.64)	(1.49)	(2.13)	13.48	(16.84%)	267,728	0.47%	0.31%	2.16%
9/30/21	16.22	0.22	2.62	2.84	(0.34)	(0.41)	(0.75)	18.31	17.87%	303,954	0.47%	0.35%	1.25%
9/30/20	15.63	0.33	0.99	1.32	(0.39)	(0.34)	(0.73)	16.22	8.63%	265,328	0.12%	0.07%	2.11%
9/30/19	15.23	0.27	0.47	0.74	(0.33)	(0.01)	(0.34)	15.63	5.20%	219,375	0.05%	0.02%	1.81%
Class M5
3/31/24[r]	$12.98	$0.31	$1.33	$1.64	$(0.29)	$(0.38)	$(0.67)	$13.95	12.91%[b]	$124,298	0.61%[a]	0.48%[a]	4.68%[a]
9/30/23	13.46	0.53	0.84	1.37	(0.50)	(1.35)	(1.85)	12.98	10.86%	129,254	0.61%	0.48%	4.02%
9/30/22	18.29	0.47	(3.19)	(2.72)	(0.62)	(1.49)	(2.11)	13.46	(16.98%)	137,211	0.62%	0.47%	2.89%
9/30/21	16.20	0.19	2.62	2.81	(0.31)	(0.41)	(0.72)	18.29	17.71%	282,667	0.62%	0.50%	1.05%
9/30/20	15.61	0.34	0.96	1.30	(0.37)	(0.34)	(0.71)	16.20	8.49%	257,134	0.26%	0.21%	2.17%
9/30/19	15.21	0.29	0.43	0.72	(0.31)	(0.01)	(0.32)	15.61	5.07%	251,317	0.20%	0.17%	1.93%
Class M4
3/31/24[r]	$12.98	$0.28	$1.36	$1.64	$(0.25)	$(0.38)	$(0.63)	$13.99	12.90%[b]	$64,583	0.86%[a]	0.73%[a]	4.20%[a]
9/30/23	13.46	0.48	0.84	1.32	(0.45)	(1.35)	(1.80)	12.98	10.45%	63,297	0.86%	0.73%	3.69%
9/30/22	18.24	0.33	(3.09)	(2.76)	(0.53)	(1.49)	(2.02)	13.46	(17.15%)	70,876	0.87%	0.72%	2.07%
9/30/21	16.17	0.19	2.57	2.76	(0.28)	(0.41)	(0.69)	18.24	17.38%	139,862	0.87%	0.75%	1.08%
9/30/20	15.58	0.30	0.96	1.26	(0.33)	(0.34)	(0.67)	16.17	8.24%	159,246	0.51%	0.46%	1.92%
9/30/19	15.19	0.26	0.42	0.68	(0.28)	(0.01)	(0.29)	15.58	4.79%	147,162	0.45%	0.42%	1.77%
Class M3
3/31/24[r]	$12.98	$0.26	$1.36	$1.62	$(0.19)	$(0.38)	$(0.57)	$14.03	12.73%[b]	$25,768	1.11%[a]	0.98%[a]	3.93%[a]
9/30/23	13.45	0.46	0.84	1.30	(0.42)	(1.35)	(1.77)	12.98	10.25%	30,663	1.11%	0.98%	3.50%
9/30/22	18.24	0.30	(3.10)	(2.80)	(0.50)	(1.49)	(1.99)	13.45	(17.37%)	36,043	1.12%	0.97%	1.86%
9/30/21	16.16	0.12	2.58	2.70	(0.21)	(0.41)	(0.62)	18.24	17.02%	55,402	1.12%	1.00%	0.66%
9/30/20	15.56	0.25	0.97	1.22	(0.28)	(0.34)	(0.62)	16.16	8.01%	65,611	0.76%	0.71%	1.65%
9/30/19	15.17	0.21	0.43	0.64	(0.24)	(0.01)	(0.25)	15.56	4.49%	74,882	0.70%	0.67%	1.39%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	13%	26%	35%	35%	53%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
116

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2025 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 13.64	$ 0.29	$ 1.56	$ 1.85	$ (0.33)	$ (0.63)	$ (0.96)	$ 14.53	14.01%[b]	$ 401,681	0.49%[a]	0.34%[a]	4.28%[a]
9/30/23	14.02	0.48	1.11	1.59	(0.49)	(1.48)	(1.97)	13.64	12.13%	372,730	0.49%	0.34%	3.46%
9/30/22	19.04	0.31	(3.31)	(3.00)	(0.66)	(1.36)	(2.02)	14.02	(17.83%)	356,557	0.50%	0.34%	1.88%
9/30/21	16.46	0.20	3.07	3.27	(0.33)	(0.36)	(0.69)	19.04	20.22%	377,165	0.51%	0.39%	1.06%
9/30/20	15.62	0.29	1.15	1.44	(0.36)	(0.24)	(0.60)	16.46	9.35%	284,762	0.14%	0.08%	1.89%
9/30/19	15.23	0.22	0.47	0.69	(0.29)	(0.01)	(0.30)	15.62	4.91%	202,728	0.06%	0.02%	1.43%
Class M5
3/31/24[r]	$13.64	$0.31	$1.52	$1.83	$(0.30)	$(0.63)	$(0.93)	$14.54	13.87%[b]	$64,099	0.64%[a]	0.50%[a]	4.58%[a]
9/30/23	13.99	0.51	1.07	1.58	(0.45)	(1.48)	(1.93)	13.64	11.99%	72,070	0.64%	0.50%	3.70%
9/30/22	19.01	0.45	(3.48)	(3.03)	(0.63)	(1.36)	(1.99)	13.99	(17.99%)	83,947	0.65%	0.50%	2.63%
9/30/21	16.43	0.17	3.07	3.24	(0.30)	(0.36)	(0.66)	19.01	20.08%	195,342	0.66%	0.54%	0.93%
9/30/20	15.60	0.32	1.09	1.41	(0.34)	(0.24)	(0.58)	16.43	9.15%	158,255	0.27%	0.22%	2.07%
9/30/19	15.22	0.26	0.41	0.67	(0.28)	(0.01)	(0.29)	15.60	4.72%	154,071	0.21%	0.16%	1.73%
Class M4
3/31/24[r]	$13.63	$0.28	$1.54	$1.82	$(0.26)	$(0.63)	$(0.89)	$14.56	13.74%[b]	$44,876	0.89%[a]	0.75%[a]	4.05%[a]
9/30/23	13.97	0.43	1.11	1.54	(0.40)	(1.48)	(1.88)	13.63	11.68%	49,268	0.89%	0.75%	3.13%
9/30/22	18.96	0.30	(3.36)	(3.06)	(0.57)	(1.36)	(1.93)	13.97	(18.16%)	51,635	0.90%	0.75%	1.81%
9/30/21	16.40	0.14	3.04	3.18	(0.26)	(0.36)	(0.62)	18.96	19.73%	98,755	0.91%	0.79%	0.76%
9/30/20	15.58	0.26	1.11	1.37	(0.31)	(0.24)	(0.55)	16.40	8.85%	89,755	0.53%	0.48%	1.69%
9/30/19	15.20	0.20	0.44	0.64	(0.25)	(0.01)	(0.26)	15.58	4.48%	81,705	0.46%	0.41%	1.33%
Class M3
3/31/24[r]	$13.61	$0.26	$1.53	$1.79	$(0.22)	$(0.63)	$(0.85)	$14.55	13.55%[b]	$27,604	1.14%[a]	1.00%[a]	3.72%[a]
9/30/23	13.92	0.39	1.11	1.50	(0.33)	(1.48)	(1.81)	13.61	11.42%	26,201	1.14%	1.00%	2.84%
9/30/22	18.90	0.26	(3.36)	(3.10)	(0.52)	(1.36)	(1.88)	13.92	(18.37%)	35,432	1.15%	1.00%	1.57%
9/30/21	16.35	0.10	3.02	3.12	(0.21)	(0.36)	(0.57)	18.90	19.41%	51,074	1.16%	1.04%	0.57%
9/30/20	15.53	0.25	1.08	1.33	(0.27)	(0.24)	(0.51)	16.35	8.62%	55,244	0.77%	0.72%	1.59%
9/30/19	15.17	0.16	0.44	0.60	(0.23)	(0.01)	(0.24)	15.53	4.23%	64,120	0.71%	0.66%	1.10%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	14%	29%	38%	40%	42%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
117

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2030 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 14.18	$ 0.28	$ 1.86	$ 2.14	$ (0.32)	$ (0.90)	$ (1.22)	$ 15.10	15.76%[b]	$ 824,582	0.52%[a]	0.37%[a]	3.97%[a]
9/30/23	14.37	0.38	1.48	1.86	(0.40)	(1.65)	(2.05)	14.18	13.89%	715,825	0.53%	0.37%	2.64%
9/30/22	19.67	0.25	(3.65)	(3.40)	(0.69)	(1.21)	(1.90)	14.37	(19.32%)	627,370	0.53%	0.37%	1.44%
9/30/21	16.54	0.17	3.54	3.71	(0.31)	(0.27)	(0.58)	19.67	22.79%	582,489	0.54%	0.43%	0.88%
9/30/20	15.60	0.27	1.23	1.50	(0.34)	(0.22)	(0.56)	16.54	9.78%	432,292	0.13%	0.09%	1.74%
9/30/19	15.23	0.20	0.45	0.65	(0.28)	(0.00)[d]	(0.28)	15.60	4.61%	329,602	0.04%	0.01%	1.37%
Class M5
3/31/24[r]	$14.18	$0.29	$1.84	$2.13	$(0.31)	$(0.90)	$(1.21)	$15.10	15.61%[b]	$362,578	0.67%[a]	0.54%[a]	4.10%[a]
9/30/23	14.34	0.38	1.46	1.84	(0.35)	(1.65)	(2.00)	14.18	13.75%	344,590	0.68%	0.54%	2.61%
9/30/22	19.65	0.37	(3.81)	(3.44)	(0.66)	(1.21)	(1.87)	14.34	(19.51%)	322,959	0.69%	0.54%	2.09%
9/30/21	16.52	0.13	3.55	3.68	(0.28)	(0.27)	(0.55)	19.65	22.65%	646,934	0.69%	0.58%	0.67%
9/30/20	15.58	0.28	1.20	1.48	(0.32)	(0.22)	(0.54)	16.52	9.65%	489,123	0.27%	0.23%	1.77%
9/30/19	15.22	0.23	0.39	0.62	(0.26)	(0.00)[d]	(0.26)	15.58	4.41%	434,061	0.19%	0.16%	1.53%
Class M4
3/31/24[r]	$14.18	$0.26	$1.84	$2.10	$(0.26)	$(0.90)	$(1.16)	$15.12	15.42%[b]	$173,312	0.92%[a]	0.79%[a]	3.71%[a]
9/30/23	14.32	0.32	1.49	1.81	(0.30)	(1.65)	(1.95)	14.18	13.49%	154,576	0.93%	0.79%	2.24%
9/30/22	19.58	0.24	(3.71)	(3.47)	(0.58)	(1.21)	(1.79)	14.32	(19.66%)	143,393	0.94%	0.79%	1.41%
9/30/21	16.48	0.14	3.48	3.62	(0.25)	(0.27)	(0.52)	19.58	22.29%	291,355	0.94%	0.83%	0.73%
9/30/20	15.55	0.23	1.20	1.43	(0.28)	(0.22)	(0.50)	16.48	9.34%	298,652	0.52%	0.48%	1.51%
9/30/19	15.20	0.20	0.39	0.59	(0.24)	(0.00)[d]	(0.24)	15.55	4.16%	247,113	0.44%	0.41%	1.34%
Class M3
3/31/24[r]	$14.17	$0.25	$1.84	$2.09	$(0.22)	$(0.90)	$(1.12)	$15.14	15.34%[b]	$78,413	1.17%[a]	1.04%[a]	3.50%[a]
9/30/23	14.31	0.29	1.48	1.77	(0.26)	(1.65)	(1.91)	14.17	13.19%	70,674	1.18%	1.04%	2.00%
9/30/22	19.59	0.21	(3.73)	(3.52)	(0.55)	(1.21)	(1.76)	14.31	(19.91%)	79,404	1.19%	1.04%	1.19%
9/30/21	16.46	0.06	3.52	3.58	(0.18)	(0.27)	(0.45)	19.59	22.06%	112,891	1.19%	1.08%	0.34%
9/30/20	15.53	0.20	1.19	1.39	(0.24)	(0.22)	(0.46)	16.46	9.06%	123,936	0.77%	0.73%	1.30%
9/30/19	15.17	0.15	0.41	0.56	(0.20)	(0.00)[d]	(0.20)	15.53	3.93%	131,017	0.69%	0.66%	1.01%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	13%	23%	34%	27%	34%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
118

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2035 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 14.99	$ 0.28	$ 2.24	$ 2.52	$ (0.31)	$ (1.07)	$ (1.38)	$ 16.13	17.58%[b]	$ 601,006	0.56%[a]	0.38%[a]	3.70%[a]
9/30/23	14.72	0.30	1.89	2.19	(0.31)	(1.61)	(1.92)	14.99	15.94%	500,827	0.56%	0.39%	1.97%
9/30/22	20.26	0.22	(4.01)	(3.79)	(0.75)	(1.00)	(1.75)	14.72	(20.63%)	412,008	0.57%	0.39%	1.24%
9/30/21	16.64	0.14	4.02	4.16	(0.28)	(0.26)	(0.54)	20.26	25.35%	372,474	0.57%	0.44%	0.71%
9/30/20	15.58	0.25	1.30	1.55	(0.32)	(0.17)	(0.49)	16.64	10.08%	250,301	0.15%	0.09%	1.59%
9/30/19	15.24	0.17	0.42	0.59	(0.25)	(0.00)[d]	(0.25)	15.58	4.23%	172,985	0.07%	0.02%	1.15%
Class M5
3/31/24[r]	$14.98	$0.29	$2.21	$2.50	$(0.29)	$(1.07)	$(1.36)	$16.12	17.43%[b]	$108,539	0.71%[a]	0.55%[a]	3.88%[a]
9/30/23	14.68	0.30	1.87	2.17	(0.26)	(1.61)	(1.87)	14.98	15.77%	102,266	0.71%	0.56%	2.02%
9/30/22	20.22	0.36	(4.17)	(3.81)	(0.73)	(1.00)	(1.73)	14.68	(20.78%)	98,488	0.72%	0.56%	1.98%
9/30/21	16.62	0.12	3.99	4.11	(0.25)	(0.26)	(0.51)	20.22	25.09%	233,159	0.72%	0.61%	0.62%
9/30/20	15.56	0.26	1.27	1.53	(0.30)	(0.17)	(0.47)	16.62	9.95%	176,646	0.29%	0.23%	1.68%
9/30/19	15.23	0.20	0.37	0.57	(0.24)	(0.00)[d]	(0.24)	15.56	4.05%	155,562	0.22%	0.16%	1.31%
Class M4
3/31/24[r]	$14.96	$0.27	$2.22	$2.49	$(0.25)	$(1.07)	$(1.32)	$16.13	17.36%[b]	$80,737	0.96%[a]	0.80%[a]	3.55%[a]
9/30/23	14.65	0.24	1.88	2.12	(0.20)	(1.61)	(1.81)	14.96	15.42%	72,709	0.96%	0.81%	1.59%
9/30/22	20.16	0.20	(4.04)	(3.84)	(0.67)	(1.00)	(1.67)	14.65	(20.92%)	67,260	0.97%	0.81%	1.10%
9/30/21	16.58	0.06	4.00	4.06	(0.22)	(0.26)	(0.48)	20.16	24.81%	120,031	0.97%	0.86%	0.30%
9/30/20	15.53	0.22	1.27	1.49	(0.27)	(0.17)	(0.44)	16.58	9.66%	75,337	0.55%	0.49%	1.38%
9/30/19	15.20	0.16	0.38	0.54	(0.21)	(0.00)[d]	(0.21)	15.53	3.81%	65,583	0.47%	0.41%	1.05%
Class M3
3/31/24[r]	$14.94	$0.24	$2.23	$2.47	$(0.21)	$(1.07)	$(1.28)	$16.13	17.19%[b]	$41,226	1.21%[a]	1.05%[a]	3.22%[a]
9/30/23	14.65	0.20	1.89	2.09	(0.19)	(1.61)	(1.80)	14.94	15.14%	36,025	1.21%	1.06%	1.35%
9/30/22	20.13	0.15	(4.05)	(3.90)	(0.58)	(1.00)	(1.58)	14.65	(21.16%)	36,030	1.22%	1.06%	0.86%
9/30/21	16.55	0.05	3.95	4.00	(0.16)	(0.26)	(0.42)	20.13	24.44%	45,019	1.22%	1.12%	0.25%
9/30/20	15.50	0.19	1.25	1.44	(0.22)	(0.17)	(0.39)	16.55	9.39%	58,793	0.79%	0.73%	1.19%
9/30/19	15.18	0.12	0.39	0.51	(0.19)	(0.00)[d]	(0.19)	15.50	3.57%	57,490	0.72%	0.66%	0.80%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	12%	20%	27%	21%	27%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
119

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2040 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 15.12	$ 0.27	$ 2.48	$ 2.75	$ (0.29)	$ (1.02)	$ (1.31)	$ 16.56	18.97%[b]	$ 834,933	0.58%[a]	0.40%[a]	3.53%[a]
9/30/23	14.94	0.23	2.21	2.44	(0.25)	(2.01)	(2.26)	15.12	17.73%	682,257	0.58%	0.41%	1.50%
9/30/22	20.77	0.17	(4.26)	(4.09)	(0.83)	(0.91)	(1.74)	14.94	(21.66%)	542,666	0.59%	0.41%	0.95%
9/30/21	16.73	0.12	4.41	4.53	(0.25)	(0.24)	(0.49)	20.77	27.48%	416,707	0.59%	0.47%	0.63%
9/30/20	15.56	0.23	1.38	1.61	(0.31)	(0.13)	(0.44)	16.73	10.45%	300,976	0.14%	0.09%	1.49%
9/30/19	15.24	0.16	0.40	0.56	(0.24)	(0.00)[d]	(0.24)	15.56	3.97%	223,242	0.04%	0.02%	1.05%
Class M5
3/31/24[r]	$15.12	$0.27	$2.47	$2.74	$(0.27)	$(1.02)	$(1.29)	$16.57	18.86%[b]	$373,718	0.73%[a]	0.57%[a]	3.58%[a]
9/30/23	14.91	0.22	2.19	2.41	(0.19)	(2.01)	(2.20)	15.12	17.52%	328,459	0.73%	0.58%	1.47%
9/30/22	20.74	0.32	(4.44)	(4.12)	(0.80)	(0.91)	(1.71)	14.91	(21.80%)	295,087	0.74%	0.58%	1.69%
9/30/21	16.71	0.07	4.43	4.50	(0.23)	(0.24)	(0.47)	20.74	27.28%	602,095	0.74%	0.64%	0.36%
9/30/20	15.54	0.23	1.36	1.59	(0.29)	(0.13)	(0.42)	16.71	10.32%	405,437	0.29%	0.25%	1.47%
9/30/19	15.23	0.18	0.35	0.53	(0.22)	(0.00)[d]	(0.22)	15.54	3.77%	337,741	0.19%	0.16%	1.20%
Class M4
3/31/24[r]	$15.10	$0.25	$2.46	$2.71	$(0.22)	$(1.02)	$(1.24)	$16.57	18.70%[b]	$158,839	0.98%[a]	0.82%[a]	3.26%[a]
9/30/23	14.87	0.17	2.21	2.38	(0.14)	(2.01)	(2.15)	15.10	17.24%	140,163	0.98%	0.83%	1.13%
9/30/22	20.66	0.18	(4.35)	(4.17)	(0.71)	(0.91)	(1.62)	14.87	(22.03%)	123,661	0.99%	0.83%	0.96%
9/30/21	16.66	0.09	4.35	4.44	(0.20)	(0.24)	(0.44)	20.66	26.97%	249,137	0.99%	0.89%	0.48%
9/30/20	15.50	0.19	1.35	1.54	(0.25)	(0.13)	(0.38)	16.66	10.03%	249,598	0.54%	0.50%	1.22%
9/30/19	15.21	0.15	0.34	0.49	(0.20)	(0.00)[d]	(0.20)	15.50	3.48%	189,684	0.44%	0.42%	1.00%
Class M3
3/31/24[r]	$15.08	$0.23	$2.46	$2.69	$(0.17)	$(1.02)	$(1.19)	$16.58	18.53%[b]	$68,407	1.23%[a]	1.07%[a]	3.07%[a]
9/30/23	14.88	0.14	2.19	2.33	(0.12)	(2.01)	(2.13)	15.08	16.91%	64,574	1.23%	1.08%	0.93%
9/30/22	20.67	0.14	(4.35)	(4.21)	(0.67)	(0.91)	(1.58)	14.88	(22.18%)	65,842	1.24%	1.08%	0.78%
9/30/21	16.65	0.01	4.38	4.39	(0.13)	(0.24)	(0.37)	20.67	26.62%	90,972	1.24%	1.15%	0.04%
9/30/20	15.49	0.15	1.35	1.50	(0.21)	(0.13)	(0.34)	16.65	9.76%	98,070	0.78%	0.74%	0.96%
9/30/19	15.18	0.09	0.38	0.47	(0.16)	(0.00)[d]	(0.16)	15.49	3.30%	94,948	0.69%	0.66%	0.64%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	9%	15%	29%	18%	22%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
120

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2045 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 15.72	$ 0.27	$ 2.72	$ 2.99	$ (0.29)	$ (1.17)	$ (1.46)	$ 17.25	19.92%[b]	$ 545,687	0.60%[a]	0.42%[a]	3.38%[a]
9/30/23	15.11	0.20	2.42	2.62	(0.22)	(1.79)	(2.01)	15.72	18.67%	437,106	0.60%	0.42%	1.25%
9/30/22	21.07	0.16	(4.37)	(4.21)	(0.85)	(0.90)	(1.75)	15.11	(21.99%)	333,390	0.61%	0.42%	0.88%
9/30/21	16.76	0.10	4.69	4.79	(0.24)	(0.24)	(0.48)	21.07	28.97%	247,138	0.61%	0.47%	0.50%
9/30/20	15.54	0.22	1.41	1.63	(0.29)	(0.12)	(0.41)	16.76	10.60%	154,476	0.18%	0.10%	1.39%
9/30/19	15.25	0.14	0.38	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.71%	111,981	0.08%	0.01%	0.91%
Class M5
3/31/24[r]	$15.73	$0.28	$2.69	$2.97	$(0.26)	$(1.17)	$(1.43)	$17.27	19.77%[b]	$74,828	0.75%[a]	0.60%[a]	3.48%[a]
9/30/23	15.07	0.20	2.40	2.60	(0.15)	(1.79)	(1.94)	15.73	18.50%	65,612	0.75%	0.60%	1.30%
9/30/22	21.02	0.36	(4.59)	(4.23)	(0.82)	(0.90)	(1.72)	15.07	(22.11%)	65,768	0.76%	0.60%	1.88%
9/30/21	16.74	0.07	4.66	4.73	(0.21)	(0.24)	(0.45)	21.02	28.65%	198,343	0.76%	0.67%	0.37%
9/30/20	15.53	0.22	1.38	1.60	(0.27)	(0.12)	(0.39)	16.74	10.40%	141,319	0.31%	0.25%	1.40%
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.64%	119,760	0.23%	0.15%	1.08%
Class M4
3/31/24[r]	$15.70	$0.25	$2.70	$2.95	$(0.21)	$(1.17)	$(1.38)	$17.27	19.68%[b]	$61,443	1.00%[a]	0.85%[a]	3.16%[a]
9/30/23	15.01	0.14	2.41	2.55	(0.07)	(1.79)	(1.86)	15.70	18.17%	54,914	1.00%	0.85%	0.87%
9/30/22	20.96	0.15	(4.42)	(4.27)	(0.78)	(0.90)	(1.68)	15.01	(22.35%)	48,715	1.01%	0.85%	0.82%
9/30/21	16.70	0.03	4.65	4.68	(0.18)	(0.24)	(0.42)	20.96	28.38%	90,570	1.01%	0.92%	0.16%
9/30/20	15.50	0.18	1.38	1.56	(0.24)	(0.12)	(0.36)	16.70	10.12%	60,056	0.56%	0.50%	1.15%
9/30/19	15.21	0.12	0.35	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.35%	53,040	0.48%	0.40%	0.78%
Class M3
3/31/24[r]	$15.69	$0.23	$2.70	$2.93	$(0.18)	$(1.17)	$(1.35)	$17.27	19.49%[b]	$33,691	1.25%[a]	1.10%[a]	2.90%[a]
9/30/23	15.05	0.10	2.42	2.52	(0.09)	(1.79)	(1.88)	15.69	17.87%	28,681	1.25%	1.10%	0.63%
9/30/22	20.95	0.11	(4.44)	(4.33)	(0.67)	(0.90)	(1.57)	15.05	(22.50%)	27,562	1.26%	1.10%	0.57%
9/30/21	16.67	0.01	4.61	4.62	(0.10)	(0.24)	(0.34)	20.95	28.02%	35,140	1.26%	1.17%	0.03%
9/30/20	15.47	0.14	1.38	1.52	(0.20)	(0.12)	(0.32)	16.67	9.86%	46,619	0.81%	0.74%	0.92%
9/30/19	15.19	0.08	0.36	0.44	(0.16)	(0.00)[d]	(0.16)	15.47	3.08%	44,515	0.73%	0.65%	0.55%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	10%	15%	23%	18%	22%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
121

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2050 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 15.69	$ 0.26	$ 2.76	$ 3.02	$ (0.28)	$ (1.08)	$ (1.36)	$ 17.35	20.15%[b]	$ 617,722	0.61%[a]	0.43%[a]	3.31%[a]
9/30/23	15.20	0.18	2.50	2.68	(0.22)	(1.97)	(2.19)	15.69	19.09%	482,694	0.61%	0.43%	1.16%
9/30/22	21.08	0.16	(4.46)	(4.30)	(0.86)	(0.72)	(1.58)	15.20	(22.18%)	364,457	0.61%	0.43%	0.86%
9/30/21	16.78	0.10	4.70	4.80	(0.24)	(0.26)	(0.50)	21.08	29.03%	258,313	0.61%	0.48%	0.49%
9/30/20	15.55	0.22	1.41	1.63	(0.29)	(0.11)	(0.40)	16.78	10.57%	161,863	0.16%	0.10%	1.39%
9/30/19	15.25	0.13	0.40	0.53	(0.23)	(0.00)[d]	(0.23)	15.55	3.75%	121,897	0.06%	0.01%	0.90%
Class M5
3/31/24[r]	$15.69	$0.27	$2.73	$3.00	$(0.26)	$(1.08)	$(1.34)	$17.35	19.98%[b]	$297,471	0.76%[a]	0.61%[a]	3.40%[a]
9/30/23	15.17	0.18	2.47	2.65	(0.16)	(1.97)	(2.13)	15.69	18.87%	253,640	0.76%	0.61%	1.12%
9/30/22	21.04	0.28	(4.60)	(4.32)	(0.83)	(0.72)	(1.55)	15.17	(22.30%)	221,155	0.76%	0.61%	1.46%
9/30/21	16.76	0.05	4.71	4.76	(0.22)	(0.26)	(0.48)	21.04	28.76%	415,859	0.76%	0.67%	0.27%
9/30/20	15.53	0.21	1.40	1.61	(0.27)	(0.11)	(0.38)	16.76	10.44%	280,003	0.30%	0.25%	1.34%
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.62%	223,250	0.21%	0.15%	1.11%
Class M4
3/31/24[r]	$15.70	$0.24	$2.75	$2.99	$(0.22)	$(1.08)	$(1.30)	$17.39	19.88%[b]	$104,613	1.01%[a]	0.86%[a]	3.05%[a]
9/30/23	15.12	0.12	2.49	2.61	(0.06)	(1.97)	(2.03)	15.70	18.60%	85,675	1.01%	0.86%	0.77%
9/30/22	20.96	0.16	(4.52)	(4.36)	(0.76)	(0.72)	(1.48)	15.12	(22.51%)	70,887	1.01%	0.86%	0.87%
9/30/21	16.71	0.06	4.64	4.70	(0.19)	(0.26)	(0.45)	20.96	28.47%	160,626	1.01%	0.92%	0.32%
9/30/20	15.49	0.17	1.39	1.56	(0.23)	(0.11)	(0.34)	16.71	10.16%	147,994	0.55%	0.50%	1.09%
9/30/19	15.21	0.14	0.33	0.47	(0.19)	(0.00)[d]	(0.19)	15.49	3.33%	106,909	0.46%	0.41%	0.93%
Class M3
3/31/24[r]	$15.63	$0.23	$2.72	$2.95	$(0.16)	$(1.08)	$(1.24)	$17.34	19.68%[b]	$54,092	1.26%[a]	1.11%[a]	2.94%[a]
9/30/23	15.12	0.09	2.47	2.56	(0.08)	(1.97)	(2.05)	15.63	18.26%	49,480	1.26%	1.11%	0.55%
9/30/22	20.95	0.13	(4.52)	(4.39)	(0.72)	(0.72)	(1.44)	15.12	(22.64%)	44,600	1.26%	1.11%	0.67%
9/30/21	16.69	(0.01)	4.65	4.64	(0.12)	(0.26)	(0.38)	20.95	28.09%	60,911	1.26%	1.17%	(0.07%)
9/30/20	15.47	0.13	1.39	1.52	(0.19)	(0.11)	(0.30)	16.69	9.91%	57,934	0.80%	0.74%	0.84%
9/30/19	15.19	0.08	0.35	0.43	(0.15)	(0.00)[d]	(0.15)	15.47	3.03%	53,218	0.71%	0.65%	0.54%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	8%	12%	27%	15%	22%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
122

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2055 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 16.01	$ 0.27	$ 2.83	$ 3.10	$ (0.29)	$ (1.13)	$ (1.42)	$ 17.69	20.22%[b]	$ 399,642	0.61%[a]	0.44%[a]	3.29%[a]
9/30/23	15.13	0.18	2.52	2.70	(0.28)	(1.54)	(1.82)	16.01	19.10%	303,344	0.61%	0.45%	1.11%
9/30/22	21.03	0.11	(4.39)	(4.28)	(0.85)	(0.77)	(1.62)	15.13	(22.22%)	215,507	0.61%	0.44%	0.60%
9/30/21	16.75	0.10	4.70	4.80	(0.24)	(0.28)	(0.52)	21.03	29.06%	112,730	0.61%	0.48%	0.48%
9/30/20	15.54	0.21	1.41	1.62	(0.29)	(0.12)	(0.41)	16.75	10.55%	67,777	0.22%	0.10%	1.32%
9/30/19	15.25	0.13	0.39	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.70%	46,245	0.15%	0.01%	0.85%
Class M5
3/31/24[r]	$16.04	$0.29	$2.80	$3.09	$(0.25)	$(1.13)	$(1.38)	$17.75	20.15%[b]	$34,879	0.76%[a]	0.62%[a]	3.57%[a]
9/30/23	15.09	0.19	2.48	2.67	(0.18)	(1.54)	(1.72)	16.04	18.86%	32,157	0.76%	0.63%	1.22%
9/30/22	20.98	0.43	(4.72)	(4.29)	(0.83)	(0.77)	(1.60)	15.09	(22.33%)	32,887	0.76%	0.62%	2.19%
9/30/21	16.73	0.07	4.67	4.74	(0.21)	(0.28)	(0.49)	20.98	28.76%	140,685	0.76%	0.67%	0.34%
9/30/20	15.52	0.21	1.39	1.60	(0.27)	(0.12)	(0.39)	16.73	10.43%	94,767	0.36%	0.24%	1.34%
9/30/19	15.23	0.16	0.34	0.50	(0.21)	(0.00)[d]	(0.21)	15.52	3.57%	75,163	0.30%	0.15%	1.06%
Class M4
3/31/24[r]	$16.00	$0.26	$2.80	$3.06	$(0.22)	$(1.13)	$(1.35)	$17.71	19.99%[b]	$37,349	1.01%[a]	0.87%[a]	3.19%[a]
9/30/23	15.04	0.12	2.51	2.63	(0.13)	(1.54)	(1.67)	16.00	18.55%	32,460	1.01%	0.88%	0.78%
9/30/22	20.92	0.14	(4.47)	(4.33)	(0.78)	(0.77)	(1.55)	15.04	(22.52%)	27,142	1.01%	0.87%	0.77%
9/30/21	16.69	0.02	4.67	4.69	(0.18)	(0.28)	(0.46)	20.92	28.46%	49,056	1.01%	0.92%	0.11%
9/30/20	15.50	0.17	1.38	1.55	(0.24)	(0.12)	(0.36)	16.69	10.07%	32,270	0.61%	0.50%	1.07%
9/30/19	15.21	0.11	0.36	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.34%	25,459	0.55%	0.40%	0.71%
Class M3
3/31/24[r]	$15.92	$0.25	$2.78	$3.03	$(0.16)	$(1.13)	$(1.29)	$17.66	19.81%[b]	$23,164	1.26%[a]	1.12%[a]	3.02%[a]
9/30/23	15.03	0.08	2.50	2.58	(0.15)	(1.54)	(1.69)	15.92	18.26%	20,513	1.26%	1.13%	0.50%
9/30/22	20.87	0.09	(4.47)	(4.38)	(0.69)	(0.77)	(1.46)	15.03	(22.72%)	19,264	1.26%	1.12%	0.49%
9/30/21	16.64	(0.01)	4.64	4.63	(0.12)	(0.28)	(0.40)	20.87	28.16%	21,424	1.26%	1.18%	(0.03%)
9/30/20	15.46	0.13	1.37	1.50	(0.20)	(0.12)	(0.32)	16.64	9.79%	22,526	0.86%	0.74%	0.86%
9/30/19	15.19	0.08	0.35	0.43	(0.16)	(0.00)[d]	(0.16)	15.46	3.05%	19,819	0.80%	0.65%	0.51%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	9%	13%	22%	17%	24%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
123

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2060 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 16.35	$ 0.27	$ 2.92	$ 3.19	$ (0.29)	$ (0.91)	$ (1.20)	$ 18.34	20.27%[b]	$ 195,902	0.61%[a]	0.44%[a]	3.23%[a]
9/30/23	15.09	0.15	2.57	2.72	(0.22)	(1.24)	(1.46)	16.35	19.03%	134,822	0.61%	0.45%	0.95%
9/30/22	21.00	0.19	(4.45)	(4.26)	(0.85)	(0.80)	(1.65)	15.09	(22.19%)	70,208	0.61%	0.44%	1.05%
9/30/21	16.73	0.08	4.71	4.79	(0.24)	(0.28)	(0.52)	21.00	29.03%	55,382	0.61%	0.48%	0.41%
9/30/20	15.51	0.17	1.46	1.63	(0.29)	(0.12)	(0.41)	16.73	10.58%	27,484	0.49%	0.12%	1.10%
9/30/19	15.25	0.12	0.39	0.51	(0.23)	(0.02)	(0.25)	15.51	3.67%	14,159	0.85%	0.01%	0.79%
Class M5
3/31/24[r]	$16.31	$0.28	$2.88	$3.16	$(0.27)	$(0.91)	$(1.18)	$18.29	20.11%[b]	$67,289	0.76%[a]	0.62%[a]	3.37%[a]
9/30/23	15.04	0.17	2.52	2.69	(0.18)	(1.24)	(1.42)	16.31	18.84%	50,744	0.76%	0.63%	1.06%
9/30/22	20.95	0.17	(4.46)	(4.29)	(0.82)	(0.80)	(1.62)	15.04	(22.34%)	36,564	0.76%	0.62%	0.94%
9/30/21	16.70	0.03	4.72	4.75	(0.22)	(0.28)	(0.50)	20.95	28.82%	33,062	0.76%	0.67%	0.13%
9/30/20	15.49	0.17	1.43	1.60	(0.27)	(0.12)	(0.39)	16.70	10.41%	15,067	0.64%	0.27%	1.07%
9/30/19	15.24	0.12	0.36	0.48	(0.21)	(0.02)	(0.23)	15.49	3.50%	7,791	1.00%	0.15%	0.78%
Class M4
3/31/24[r]	$16.25	$0.24	$2.89	$3.13	$(0.22)	$(0.91)	$(1.13)	$18.25	19.97%[b]	$29,525	1.01%[a]	0.87%[a]	2.94%[a]
9/30/23	14.97	0.12	2.52	2.64	(0.12)	(1.24)	(1.36)	16.25	18.53%	23,132	1.01%	0.88%	0.72%
9/30/22	20.87	0.13	(4.45)	(4.32)	(0.78)	(0.80)	(1.58)	14.97	(22.54%)	17,032	1.01%	0.87%	0.69%
9/30/21	16.65	0.04	4.64	4.68	(0.18)	(0.28)	(0.46)	20.87	28.44%	19,688	1.01%	0.92%	0.19%
9/30/20	15.46	0.15	1.40	1.55	(0.24)	(0.12)	(0.36)	16.65	10.10%	14,447	0.88%	0.52%	0.96%
9/30/19	15.21	0.10	0.36	0.46	(0.19)	(0.02)	(0.21)	15.46	3.34%	8,489	1.25%	0.40%	0.68%
Class M3
3/31/24[r]	$16.20	$0.24	$2.87	$3.11	$(0.18)	$(0.91)	$(1.09)	$18.22	19.86%[b]	$12,641	1.26%[a]	1.12%[a]	2.87%[a]
9/30/23	14.95	0.06	2.54	2.60	(0.11)	(1.24)	(1.35)	16.20	18.31%	10,404	1.26%	1.13%	0.38%
9/30/22	20.80	0.08	(4.45)	(4.37)	(0.68)	(0.80)	(1.48)	14.95	(22.76%)	6,619	1.26%	1.12%	0.44%
9/30/21	16.61	0.00[d]	4.62	4.62	(0.15)	(0.28)	(0.43)	20.80	28.14%	6,320	1.26%	1.18%	0.03%
9/30/20	15.42	0.09	1.42	1.51	(0.20)	(0.12)	(0.32)	16.61	9.87%	5,798	1.13%	0.77%	0.61%
9/30/19	15.19	0.07	0.35	0.42	(0.17)	(0.02)	(0.19)	15.42	3.03%	3,420	1.50%	0.65%	0.49%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	8%	13%	23%	19%	31%	16%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
124

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2065 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.09	$ 0.12	$ 1.83	$ 1.95	$ (0.18)	$ (0.01)	$ (0.19)	$ 11.85	19.49%[b]	$ 2,349	0.61%[a]	0.46%[a]	2.15%[a]
9/30/23[g]	10.00	(0.02)	0.11	0.09	—	—	—	10.09	0.90%[b]	894	0.62%[a]	0.46%[a]	(0.35%)[a]
Class M5
3/31/24[r]	$10.08	$0.05	$1.89	$1.94	$(0.16)	$(0.01)	$(0.17)	$11.85	19.39%[b]	$544	0.76%[a]	0.64%[a]	0.97%[a]
9/30/23[g]	10.00	(0.04)	0.12	0.08	—	—	—	10.08	0.80%[b]	105	0.76%[a]	0.64%[a]	(0.53%)[a]
Class M4
3/31/24[r]	$10.06	$0.22	$1.70	$1.92	$(0.21)	$(0.01)	$(0.22)	$11.76	19.25%[b]	$1,011	1.01%[a]	0.89%[a]	3.97%[a]
9/30/23[g]	10.00	(0.05)	0.11	0.06	—	—	—	10.06	0.60%[b]	113	1.02%[a]	0.89%[a]	(0.79%)[a]
Class M3
3/31/24[r]	$10.04	$0.14	$1.77	$1.91	$(0.11)	$(0.01)	$(0.12)	$11.83	19.15%[b]	$118	1.26%[a]	1.14%[a]	2.65%[a]
9/30/23[g]	10.00	(0.07)	0.11	0.04	—	—	—	10.04	0.40%[b]	100	1.26%[a]	1.14%[a]	(1.03%)[a]

	Six Months Ended March 31, 2024[b,r]	Period Ended September 30, 2023[b]
Portfolio turnover rate	13%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.
125

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 53 series, including the following 29 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual 20/80 Allocation Fund (“20/80 Allocation Fund”)
MassMutual 40/60 Allocation Fund (“40/60 Allocation Fund”)
MassMutual 60/40 Allocation Fund (“60/40 Allocation Fund”)
MassMutual 80/20 Allocation Fund (“80/20 Allocation Fund”)
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2065 Fund (“MM RetireSMART by JPMorgan 2065 Fund”)
MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)
MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)
MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)
MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)
MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)
MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)
MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)
MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)
MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)
MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)
MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)
MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)
MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)
MassMutual Select T. Rowe Price Retirement 2065 Fund (“MM Select T. Rowe Price Retirement 2065 Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).
The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of MassMutual Funds, J.P. Morgan Funds advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates, and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

126

Notes to Financial Statements (Unaudited) (Continued)
The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets in shares of MassMutual Funds and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the “Underlying Funds.”
The financial statements included herein are those of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.
The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.
Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.
The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC's EDGAR database on its website at http://www.sec.gov.
Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

127

Notes to Financial Statements (Unaudited) (Continued)
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
Each Fund characterized all investments at Level 1, as of March 31, 2024. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.
Foreign Securities
Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

128

Notes to Financial Statements (Unaudited) (Continued)
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadviser
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund.
With respect to the MM Target Allocation Funds and MM RetireSMART by JPMorgan Funds, MML Advisers does not receive investment advisory fees in return for these services.
With respect to the MM Select T. Rowe Price Retirement Funds, in return for these services, MML Advisers receives all-inclusive investment advisory fees based on each share class of each Fund’s average daily net assets. The all-inclusive investment advisory fees are computed and accrued daily and payable monthly, and include investment management services and ordinary, recurring operating expenses, but do not cover interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expense; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The difference in all-inclusive investment advisory fees among the classes, if any, is a result of their separate arrangements for administrative and shareholder services. It is not the result of any difference in investment advisory or custodial fees or other expenses related to the management of an MM Select T. Rowe Price Retirement Fund’s assets, which do not vary by class.
The applicable all-inclusive fee rate for each class of an MM Select T. Rowe Price Retirement Fund with a specified target retirement year in its name (“Annual Fee Rate”) shall be determined on each June 1 by calculating the “Years to Target Date” by subtracting the calendar year in which such June 1 falls (e.g., 2030) from the target year in the name of the Fund (e.g., 2060); and (ii) identifying the Annual Fee Rate shown in the table below next to the Years to Target Date so determined. The applicable Annual Fee Rate determined as of any June 1 shall be in effect from, and including, that June 1 through, and including, the following May 31.

Years to Target Date	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
All Prior Years	0.614%	0.764%	0.764%	0.764%
31	0.613%	0.763%	0.763%	0.763%
30	0.613%	0.763%	0.763%	0.763%
29	0.613%	0.763%	0.763%	0.763%
28	0.613%	0.763%	0.763%	0.763%
27	0.613%	0.763%	0.763%	0.763%
26	0.613%	0.763%	0.763%	0.763%
25	0.610%	0.760%	0.760%	0.760%
24	0.608%	0.758%	0.758%	0.758%

129

Notes to Financial Statements (Unaudited) (Continued)

Years to Target Date	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
23	0.605%	0.755%	0.755%	0.755%
22	0.603%	0.753%	0.753%	0.753%
21	0.599%	0.749%	0.749%	0.749%
20	0.595%	0.745%	0.745%	0.745%
19	0.591%	0.741%	0.741%	0.741%
18	0.586%	0.736%	0.736%	0.736%
17	0.582%	0.732%	0.732%	0.732%
16	0.578%	0.728%	0.728%	0.728%
15	0.573%	0.723%	0.723%	0.723%
14	0.567%	0.717%	0.717%	0.717%
13	0.562%	0.712%	0.712%	0.712%
12	0.556%	0.706%	0.706%	0.706%
11	0.551%	0.701%	0.701%	0.701%
10	0.544%	0.694%	0.694%	0.694%
9	0.537%	0.687%	0.687%	0.687%
8	0.531%	0.681%	0.681%	0.681%
7	0.524%	0.674%	0.674%	0.674%
6	0.517%	0.667%	0.667%	0.667%
5	0.510%	0.660%	0.660%	0.660%
4	0.502%	0.652%	0.652%	0.652%
3	0.495%	0.645%	0.645%	0.645%
2	0.487%	0.637%	0.637%	0.637%
1	0.480%	0.630%	0.630%	0.630%
0	0.474%	0.624%	0.624%	0.624%
(1)	0.469%	0.619%	0.619%	0.619%
(2)	0.463%	0.613%	0.613%	0.613%
(3)	0.458%	0.608%	0.608%	0.608%
(4)	0.452%	0.602%	0.602%	0.602%
(5)	0.446%	0.596%	0.596%	0.596%
(6)	0.440%	0.590%	0.590%	0.590%
(7)	0.433%	0.583%	0.583%	0.583%
(8)	0.427%	0.577%	0.577%	0.577%
Thereafter	0.421%	0.571%	0.571%	0.571%

The all-inclusive fee rate for each class of the MM Select T. Rowe Price Retirement Balanced Fund is as shown below.

	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.396%	0.546%	0.546%	0.546%

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, J.P. Morgan, for each of the MM RetireSMART by JPMorgan Funds, and with the unaffiliated investment subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), for each of the MM Select T. Rowe Price Retirement Funds.
MML Advisers pays a subadvisory fee to T. Rowe Price based upon the aggregate net assets under management which includes the average daily net assets of the specified Fund which it manages. The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees.

130

Notes to Financial Statements (Unaudited) (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class M5	Class M4	Class M3
20/80 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A	N/A
40/60 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A	N/A
60/40 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A	N/A
80/20 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A	N/A
MM RetireSMART by JPMorgan In Retirement Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2020 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2025 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2030 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2035 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2040 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2045 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2050 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2055 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2060 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2065 Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	N/A	N/A	N/A	N/A
MM Select T. Rowe Price Retirement Balanced Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2010 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2035 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

131

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2040 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2045 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2065 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

*
Pursuant to the Fund’s investment advisory agreement, MML Advisers has agreed to pay all of the fees payable by the Fund under the Administrative and Shareholder Services Agreement. As a component of the all-inclusive investment advisory fees that it receives, MML Advisers receives administrative services fees from the Fund, which are equal to the fees payable under the Administrative and Shareholder Services Agreement.

**	Prior to February 1, 2024, the annual rate was 0.30%.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares, Class A shares, and Class M4 shares of each applicable Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares and Class M3 shares of each applicable Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
Effective February 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3
MM RetireSMART by JPMorgan In Retirement Fund	0.06%	0.16%	0.26%	0.36%	0.51%	0.56%	0.76%
MM RetireSMART by JPMorgan 2020 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.54%	0.74%
MM RetireSMART by JPMorgan 2025 Fund	0.01%	0.11%	0.21%	0.31%	0.46%	0.51%	0.71%
MM RetireSMART by JPMorgan 2030 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.54%	0.74%
MM RetireSMART by JPMorgan 2035 Fund	0.05%	0.15%	0.25%	0.35%	0.50%	0.55%	0.75%
MM RetireSMART by JPMorgan 2040 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.54%	0.74%
MM RetireSMART by JPMorgan 2045 Fund	0.02%	0.12%	0.22%	0.32%	0.47%	0.52%	0.72%
MM RetireSMART by JPMorgan 2050 Fund	0.02%	0.12%	0.22%	0.32%	0.47%	0.52%	0.72%
MM RetireSMART by JPMorgan 2055 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.50%	0.70%
MM RetireSMART by JPMorgan 2060 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.50%	0.70%
MM RetireSMART by JPMorgan 2065 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.50%	0.70%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

132

Notes to Financial Statements (Unaudited) (Continued)
Prior to February 1, 2024, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
20/80 Allocation Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	0.14%
40/60 Allocation Fund	0.06%	0.16%	0.26%	0.36%	0.51%	0.61%	0.76%	0.16%
60/40 Allocation Fund	0.06%	0.16%	0.26%	0.36%	0.51%	0.61%	0.76%	0.16%
80/20 Allocation Fund	0.09%	0.19%	0.29%	0.39%	0.54%	0.64%	0.79%	0.19%
MM RetireSMART by JPMorgan In Retirement Fund	0.06%	0.16%	0.26%	0.36%	0.51%	0.61%	0.76%	N/A
MM RetireSMART by JPMorgan 2020 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	N/A
MM RetireSMART by JPMorgan 2025 Fund	0.01%	0.11%	0.21%	0.31%	0.46%	0.56%	0.71%	N/A
MM RetireSMART by JPMorgan 2030 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	N/A
MM RetireSMART by JPMorgan 2035 Fund	0.05%	0.15%	0.25%	0.35%	0.50%	0.60%	0.75%	N/A
MM RetireSMART by JPMorgan 2040 Fund	0.04%	0.14%	0.24%	0.34%	0.49%	0.59%	0.74%	N/A
MM RetireSMART by JPMorgan 2045 Fund	0.02%	0.12%	0.22%	0.32%	0.47%	0.57%	0.72%	N/A
MM RetireSMART by JPMorgan 2050 Fund	0.02%	0.12%	0.22%	0.32%	0.47%	0.57%	0.72%	N/A
MM RetireSMART by JPMorgan 2055 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.55%	0.70%	N/A
MM RetireSMART by JPMorgan 2060 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.55%	0.70%	N/A
MM RetireSMART by JPMorgan 2065 Fund	0.00%	0.10%	0.20%	0.30%	0.45%	0.55%	0.70%	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2005 Fund	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2010 Fund	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2015 Fund	0.36%	0.51%	0.76%	1.01%
MM Select T. Rowe Price Retirement 2020 Fund	0.37%	0.53%	0.78%	1.03%
MM Select T. Rowe Price Retirement 2025 Fund	0.39%	0.55%	0.80%	1.05%
MM Select T. Rowe Price Retirement 2030 Fund	0.41%	0.58%	0.83%	1.08%
MM Select T. Rowe Price Retirement 2035 Fund	0.42%	0.59%	0.84%	1.09%
MM Select T. Rowe Price Retirement 2040 Fund	0.43%	0.60%	0.85%	1.10%
MM Select T. Rowe Price Retirement 2045 Fund	0.44%	0.62%	0.87%	1.12%
MM Select T. Rowe Price Retirement 2050 Fund	0.45%	0.63%	0.88%	1.13%
MM Select T. Rowe Price Retirement 2055 Fund	0.46%	0.64%	0.89%	1.14%
MM Select T. Rowe Price Retirement 2060 Fund	0.46%	0.64%	0.89%	1.14%
MM Select T. Rowe Price Retirement 2065 Fund	0.46%	0.64%	0.89%	1.14%

133

Notes to Financial Statements (Unaudited) (Continued)
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2024:

Total % Ownership by Related Party
20/80 Allocation Fund	90.4%
40/60 Allocation Fund	97.4%
60/40 Allocation Fund	96.8%
80/20 Allocation Fund	94.9%
MM RetireSMART by JPMorgan In Retirement Fund	88.9%
MM RetireSMART by JPMorgan 2020 Fund	97.8%
MM RetireSMART by JPMorgan 2025 Fund	98.2%
MM RetireSMART by JPMorgan 2030 Fund	96.1%
MM RetireSMART by JPMorgan 2035 Fund	99.3%
MM RetireSMART by JPMorgan 2040 Fund	96.9%
MM RetireSMART by JPMorgan 2045 Fund	99.2%
MM RetireSMART by JPMorgan 2050 Fund	98.7%
MM RetireSMART by JPMorgan 2055 Fund	99.0%
MM RetireSMART by JPMorgan 2060 Fund	97.8%
MM RetireSMART by JPMorgan 2065 Fund	100.0%
MM Select T. Rowe Price Retirement Balanced Fund	94.2%
MM Select T. Rowe Price Retirement 2005 Fund	96.4%
MM Select T. Rowe Price Retirement 2010 Fund	99.2%
MM Select T. Rowe Price Retirement 2015 Fund	96.3%
MM Select T. Rowe Price Retirement 2020 Fund	91.6%
MM Select T. Rowe Price Retirement 2025 Fund	91.7%
MM Select T. Rowe Price Retirement 2030 Fund	93.9%
MM Select T. Rowe Price Retirement 2035 Fund	92.8%
MM Select T. Rowe Price Retirement 2040 Fund	94.1%
MM Select T. Rowe Price Retirement 2045 Fund	91.3%
MM Select T. Rowe Price Retirement 2050 Fund	93.0%
MM Select T. Rowe Price Retirement 2055 Fund	93.9%
MM Select T. Rowe Price Retirement 2060 Fund	91.6%
MM Select T. Rowe Price Retirement 2065 Fund	100.0%

134

Notes to Financial Statements (Unaudited) (Continued)
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investments in Underlying Funds for the period ended March 31, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
20/80 Allocation Fund	$ —	$21,632,995	$ —	$16,916,213
40/60 Allocation Fund	—	21,532,780	—	17,864,121
60/40 Allocation Fund	—	22,117,732	—	22,249,221
80/20 Allocation Fund	—	16,429,076	—	18,578,031
MM RetireSMART by JPMorgan In Retirement Fund	—	17,557,609	—	20,719,417
MM RetireSMART by JPMorgan 2020 Fund	—	21,056,470	—	31,268,402
MM RetireSMART by JPMorgan 2025 Fund	—	25,174,625	—	32,976,089
MM RetireSMART by JPMorgan 2030 Fund	—	50,521,048	—	57,434,357
MM RetireSMART by JPMorgan 2035 Fund	—	30,009,929	—	27,868,231
MM RetireSMART by JPMorgan 2040 Fund	—	38,801,853	—	42,814,245
MM RetireSMART by JPMorgan 2045 Fund	—	24,343,576	—	19,760,653
MM RetireSMART by JPMorgan 2050 Fund	—	28,211,337	—	29,623,222
MM RetireSMART by JPMorgan 2055 Fund	—	15,130,451	—	11,797,917
MM RetireSMART by JPMorgan 2060 Fund	—	6,985,230	—	4,207,925
MM RetireSMART by JPMorgan 2065 Fund	—	256,774	—	401,763
MM Select T. Rowe Price Retirement Balanced Fund	—	44,824,034	—	25,100,304
MM Select T. Rowe Price Retirement 2005 Fund	—	3,543,553	—	4,108,626
MM Select T. Rowe Price Retirement 2010 Fund	—	14,094,407	—	17,382,539
MM Select T. Rowe Price Retirement 2015 Fund	—	16,388,643	—	17,988,860
MM Select T. Rowe Price Retirement 2020 Fund	—	62,822,396	—	97,969,952
MM Select T. Rowe Price Retirement 2025 Fund	—	75,142,828	—	110,313,438
MM Select T. Rowe Price Retirement 2030 Fund	—	171,410,501	—	175,654,826
MM Select T. Rowe Price Retirement 2035 Fund	—	109,777,660	—	90,874,357
MM Select T. Rowe Price Retirement 2040 Fund	—	150,384,126	—	117,883,394
MM Select T. Rowe Price Retirement 2045 Fund	—	94,669,342	—	62,697,135
MM Select T. Rowe Price Retirement 2050 Fund	—	130,506,666	—	75,554,457
MM Select T. Rowe Price Retirement 2055 Fund	—	76,608,075	—	37,775,798
MM Select T. Rowe Price Retirement 2060 Fund	—	65,704,648	—	19,804,801
MM Select T. Rowe Price Retirement 2065 Fund	—	2,707,472	—	306,173

5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class I
Sold	160,566	$ 1,380,031	452,367	$ 3,855,812
Issued as reinvestment of dividends	55,773	481,320	76,909	640,649
Redeemed	(280,622)	(2,433,019)	(475,006)	(4,057,782)
Net increase (decrease)	(64,283)	$(571,668)	54,270	$438,679

135

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class R5
Sold	35,162	$304,864	32,444	$276,650
Issued as reinvestment of dividends	11,063	95,364	14,709	122,530
Redeemed	(65,362)	(566,157)	(24,313)	(207,774)
Net increase (decrease)	(19,137)	$(165,929)	22,840	$191,406
20/80 Allocation Fund Service Class
Sold	1,005,886	$8,629,672	1,763,065	$15,046,825
Issued as reinvestment of dividends	461,678	3,979,661	611,516	5,093,925
Redeemed	(628,558)	(5,405,187)	(1,267,305)	(10,806,106)
Net increase (decrease)	839,006	$7,204,146	1,107,276	$9,334,644
20/80 Allocation Fund Administrative Class
Sold	153,168	$1,320,543	362,791	$3,107,528
Issued as reinvestment of dividends	54,965	476,550	102,788	859,307
Redeemed	(628,289)	(5,524,947)	(417,688)	(3,558,933)
Net increase (decrease)	(420,156)	$(3,727,854)	47,891	$407,902
20/80 Allocation Fund Class R4
Sold	79,383	$699,521	69,865	$607,727
Issued as reinvestment of dividends	11,574	102,081	15,178	129,313
Redeemed	(78,673)	(695,666)	(85,844)	(740,471)
Net increase (decrease)	12,284	$105,936	(801)	$(3,431)
20/80 Allocation Fund Class A
Sold	111,359	$963,249	262,572	$2,251,465
Issued as reinvestment of dividends	38,769	338,449	77,772	654,843
Redeemed	(228,678)	(1,949,801)	(587,477)	(5,064,042)
Net increase (decrease)	(78,550)	$(648,103)	(247,133)	$(2,157,734)
20/80 Allocation Fund Class R3
Sold	50,507	$431,218	85,332	$717,392
Issued as reinvestment of dividends	12,174	104,089	21,678	179,061
Redeemed	(107,829)	(917,825)	(182,000)	(1,528,124)
Net increase (decrease)	(45,148)	$(382,518)	(74,990)	$(631,671)
20/80 Allocation Fund Class Y(a)
Sold	—	$—	11,534	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,534	$100,000
40/60 Allocation Fund Class I
Sold	283,863	$2,375,884	496,576	$4,152,672
Issued as reinvestment of dividends	168,323	1,418,960	257,213	2,055,129
Redeemed	(393,717)	(3,358,778)	(869,053)	(7,288,665)
Net increase (decrease)	58,469	$436,066	(115,264)	$(1,080,864)

136

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
40/60 Allocation Fund Class R5
Sold	16,173	$136,989	65,426	$546,608
Issued as reinvestment of dividends	30,625	258,784	48,051	384,889
Redeemed	(86,445)	(716,224)	(57,963)	(483,735)
Net increase (decrease)	(39,647)	$(320,451)	55,514	$447,762
40/60 Allocation Fund Service Class
Sold	62,534	$529,749	176,754	$1,476,517
Issued as reinvestment of dividends	71,060	604,718	112,705	908,402
Redeemed	(76,094)	(650,780)	(245,127)	(2,051,872)
Net increase (decrease)	57,500	$483,687	44,332	$333,047
40/60 Allocation Fund Administrative Class
Sold	103,410	$885,781	282,528	$2,369,944
Issued as reinvestment of dividends	132,151	1,124,608	233,834	1,884,705
Redeemed	(168,745)	(1,443,939)	(828,151)	(6,966,034)
Net increase (decrease)	66,816	$566,450	(311,789)	$(2,711,385)
40/60 Allocation Fund Class R4
Sold	514,358	$4,320,996	882,678	$7,342,407
Issued as reinvestment of dividends	206,234	1,734,427	285,626	2,276,436
Redeemed	(148,934)	(1,256,791)	(413,160)	(3,422,359)
Net increase (decrease)	571,658	$4,798,632	755,144	$6,196,484
40/60 Allocation Fund Class A
Sold	216,567	$1,850,148	608,380	$5,127,018
Issued as reinvestment of dividends	175,535	1,504,337	364,704	2,957,749
Redeemed	(917,614)	(7,802,674)	(1,790,080)	(15,113,782)
Net increase (decrease)	(525,512)	$(4,448,189)	(816,996)	$(7,029,015)
40/60 Allocation Fund Class R3
Sold	241,914	$1,997,327	293,202	$2,432,324
Issued as reinvestment of dividends	70,876	594,652	114,543	910,614
Redeemed	(321,365)	(2,705,178)	(559,999)	(4,665,454)
Net increase (decrease)	(8,575)	$(113,199)	(152,254)	$(1,322,516)
40/60 Allocation Fund Class Y(a)
Sold	—	$—	11,848	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,848	$100,000
60/40 Allocation Fund Class I
Sold	238,537	$1,974,188	337,186	$2,752,974
Issued as reinvestment of dividends	169,671	1,409,968	425,146	3,260,867
Redeemed	(362,150)	(3,053,360)	(732,034)	(5,979,917)
Net increase (decrease)	46,058	$330,796	30,298	$33,924

137

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
60/40 Allocation Fund Class R5
Sold	20,762	$174,056	66,843	$547,405
Issued as reinvestment of dividends	47,153	392,313	115,911	890,196
Redeemed	(70,928)	(583,411)	(159,432)	(1,338,508)
Net increase (decrease)	(3,013)	$(17,042)	23,322	$99,093
60/40 Allocation Fund Service Class
Sold	379,483	$3,180,105	270,828	$2,215,617
Issued as reinvestment of dividends	122,748	1,027,398	296,015	2,285,237
Redeemed	(320,006)	(2,751,274)	(398,706)	(3,260,425)
Net increase (decrease)	182,225	$1,456,229	168,137	$1,240,429
60/40 Allocation Fund Administrative Class
Sold	261,769	$2,209,720	516,345	$4,207,937
Issued as reinvestment of dividends	205,858	1,727,148	540,653	4,179,251
Redeemed	(549,904)	(4,698,752)	(1,000,481)	(8,297,593)
Net increase (decrease)	(82,277)	$(761,884)	56,517	$89,595
60/40 Allocation Fund Class R4
Sold	110,466	$902,155	181,923	$1,510,369
Issued as reinvestment of dividends	42,684	354,273	118,907	910,830
Redeemed	(122,868)	(1,015,806)	(302,376)	(2,486,509)
Net increase (decrease)	30,282	$240,622	(1,546)	$(65,310)
60/40 Allocation Fund Class A
Sold	252,806	$2,120,293	562,603	$4,659,028
Issued as reinvestment of dividends	173,350	1,464,806	581,458	4,529,555
Redeemed	(988,130)	(8,345,186)	(1,718,034)	(14,304,604)
Net increase (decrease)	(561,974)	$(4,760,087)	(573,973)	$(5,116,021)
60/40 Allocation Fund Class R3
Sold	117,589	$977,716	203,719	$1,641,990
Issued as reinvestment of dividends	50,684	419,156	124,081	946,735
Redeemed	(98,097)	(805,811)	(246,880)	(2,032,109)
Net increase (decrease)	70,176	$591,061	80,920	$556,616
60/40 Allocation Fund Class Y(a)
Sold	—	$—	12,240	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	12,240	$100,000
80/20 Allocation Fund Class I
Sold	341,317	$3,166,829	429,477	$3,907,201
Issued as reinvestment of dividends	170,963	1,601,923	546,456	4,562,908
Redeemed	(474,052)	(4,441,134)	(770,579)	(6,995,735)
Net increase (decrease)	38,228	$327,618	205,354	$1,474,374

138

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
80/20 Allocation Fund Class R5
Sold	13,098	$122,590	52,250	$472,712
Issued as reinvestment of dividends	13,218	124,245	48,857	408,930
Redeemed	(94,477)	(844,391)	(92,167)	(844,380)
Net increase (decrease)	(68,161)	$(597,556)	8,940	$37,262
80/20 Allocation Fund Service Class
Sold	142,271	$1,352,455	592,233	$5,396,021
Issued as reinvestment of dividends	68,322	642,909	221,156	1,853,287
Redeemed	(251,021)	(2,342,739)	(531,542)	(4,816,415)
Net increase (decrease)	(40,428)	$(347,375)	281,847	$2,432,893
80/20 Allocation Fund Administrative Class
Sold	93,849	$884,725	283,119	$2,574,319
Issued as reinvestment of dividends	72,259	680,679	275,608	2,312,351
Redeemed	(460,655)	(4,499,713)	(612,220)	(5,629,384)
Net increase (decrease)	(294,547)	$(2,934,309)	(53,493)	$(742,714)
80/20 Allocation Fund Class R4
Sold	95,470	$895,584	190,695	$1,709,526
Issued as reinvestment of dividends	56,098	518,348	190,431	1,569,151
Redeemed	(127,241)	(1,162,267)	(330,121)	(2,995,735)
Net increase (decrease)	24,327	$251,665	51,005	$282,942
80/20 Allocation Fund Class A
Sold	129,192	$1,229,369	317,831	$2,856,412
Issued as reinvestment of dividends	81,632	769,792	313,831	2,636,182
Redeemed	(364,617)	(3,489,790)	(719,589)	(6,526,781)
Net increase (decrease)	(153,793)	$(1,490,629)	(87,927)	$(1,034,187)
80/20 Allocation Fund Class R3
Sold	94,928	$865,589	153,339	$1,353,581
Issued as reinvestment of dividends	57,106	524,803	210,727	1,725,856
Redeemed	(206,852)	(1,886,457)	(422,767)	(3,818,882)
Net increase (decrease)	(54,818)	$(496,065)	(58,701)	$(739,445)
80/20 Allocation Fund Class Y(a)
Sold	—	$—	11,062	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	11,062	$100,000
MM RetireSMART by JPMorgan In Retirement Fund Class I
Sold	120,677	$1,180,642	151,244	$1,441,422
Issued as reinvestment of dividends	34,827	339,911	119,722	1,099,052
Redeemed	(291,120)	(2,841,153)	(678,859)	(6,528,272)
Net increase (decrease)	(135,616)	$(1,320,600)	(407,893)	$(3,987,798)

139

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan In Retirement Fund Class R5
Sold	7,230	$71,056	26,744	$257,662
Issued as reinvestment of dividends	2,727	26,782	30,844	284,383
Redeemed	(6,050)	(59,827)	(363,648)	(3,532,537)
Net increase (decrease)	3,907	$38,011	(306,060)	$(2,990,492)
MM RetireSMART by JPMorgan In Retirement Fund Service Class
Sold	33,202	$323,733	71,617	$691,120
Issued as reinvestment of dividends	21,412	210,266	49,385	456,318
Redeemed	(27,595)	(269,899)	(66,171)	(639,655)
Net increase (decrease)	27,019	$264,100	54,831	$507,783
MM RetireSMART by JPMorgan In Retirement Fund Administrative Class
Sold	82,602	$804,732	216,765	$2,085,103
Issued as reinvestment of dividends	67,902	667,474	181,306	1,675,268
Redeemed	(194,601)	(1,911,150)	(416,605)	(3,993,261)
Net increase (decrease)	(44,097)	$(438,944)	(18,534)	$(232,890)
MM RetireSMART by JPMorgan In Retirement Fund Class R4
Sold	62,337	$600,937	95,956	$904,549
Issued as reinvestment of dividends	26,463	255,100	74,949	679,791
Redeemed	(139,565)	(1,339,159)	(220,243)	(2,093,059)
Net increase (decrease)	(50,765)	$(483,122)	(49,338)	$(508,719)
MM RetireSMART by JPMorgan In Retirement Fund Class A
Sold	10,939	$107,313	38,567	$371,371
Issued as reinvestment of dividends	28,471	279,589	76,923	710,766
Redeemed	(84,329)	(831,769)	(145,302)	(1,401,016)
Net increase (decrease)	(44,919)	$(444,867)	(29,812)	$(318,879)
MM RetireSMART by JPMorgan In Retirement Fund Class R3
Sold	118,315	$1,119,706	250,800	$2,349,075
Issued as reinvestment of dividends	37,555	359,028	120,846	1,087,614
Redeemed	(394,648)	(3,785,013)	(681,943)	(6,366,751)
Net increase (decrease)	(238,778)	$(2,306,279)	(310,297)	$(2,930,062)
MM RetireSMART by JPMorgan 2020 Fund Class I
Sold	193,507	$2,051,104	360,281	$3,728,737
Issued as reinvestment of dividends	97,648	1,030,184	215,047	2,144,021
Redeemed	(757,766)	(7,996,555)	(1,521,212)	(15,886,584)
Net increase (decrease)	(466,611)	$(4,915,267)	(945,884)	$(10,013,826)

140

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2020 Fund Class R5
Sold	15,414	$162,609	189,520	$1,959,295
Issued as reinvestment of dividends	7,408	78,450	133,098	1,325,660
Redeemed	(14,108)	(151,296)	(2,481,992)	(26,034,640)
Net increase (decrease)	8,714	$89,763	(2,159,374)	$(22,749,685)
MM RetireSMART by JPMorgan 2020 Fund Service Class
Sold	41,574	$448,149	69,036	$721,967
Issued as reinvestment of dividends	20,706	220,520	49,292	495,387
Redeemed	(51,180)	(545,786)	(422,877)	(4,405,447)
Net increase (decrease)	11,100	$122,883	(304,549)	$(3,188,093)
MM RetireSMART by JPMorgan 2020 Fund Administrative Class
Sold	161,336	$1,738,092	206,478	$2,142,158
Issued as reinvestment of dividends	58,196	616,874	108,170	1,083,859
Redeemed	(179,369)	(1,889,723)	(544,231)	(5,680,659)
Net increase (decrease)	40,163	$465,243	(229,583)	$(2,454,642)
MM RetireSMART by JPMorgan 2020 Fund Class R4
Sold	37,944	$391,512	185,002	$1,870,877
Issued as reinvestment of dividends	49,470	510,033	87,753	855,596
Redeemed	(236,965)	(2,432,450)	(325,369)	(3,290,723)
Net increase (decrease)	(149,551)	$(1,530,905)	(52,614)	$(564,250)
MM RetireSMART by JPMorgan 2020 Fund Class A
Sold	17,414	$183,910	67,270	$695,967
Issued as reinvestment of dividends	54,022	570,472	100,616	1,004,151
Redeemed	(103,622)	(1,094,170)	(479,505)	(4,960,144)
Net increase (decrease)	(32,186)	$(339,788)	(311,619)	$(3,260,026)
MM RetireSMART by JPMorgan 2020 Fund Class R3
Sold	207,932	$2,074,561	513,133	$5,066,711
Issued as reinvestment of dividends	91,215	921,272	186,803	1,783,972
Redeemed	(886,455)	(8,932,426)	(1,098,429)	(10,866,249)
Net increase (decrease)	(587,308)	$(5,936,593)	(398,493)	$(4,015,566)
MM RetireSMART by JPMorgan 2025 Fund Class I
Sold	307,009	$3,149,241	545,452	$5,454,016
Issued as reinvestment of dividends	125,925	1,291,991	412,747	3,937,604
Redeemed	(502,837)	(5,161,896)	(1,638,628)	(16,468,064)
Net increase (decrease)	(69,903)	$(720,664)	(680,429)	$(7,076,444)
MM RetireSMART by JPMorgan 2025 Fund Class R5
Sold	90,014	$926,374	43,901	$442,263
Issued as reinvestment of dividends	6,671	69,449	10,144	98,090
Redeemed	(30,955)	(327,050)	(12,477)	(126,245)
Net increase (decrease)	65,730	$668,773	41,568	$414,108

141

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2025 Fund Service Class
Sold	17,782	$182,657	50,152	$504,938
Issued as reinvestment of dividends	10,751	110,839	35,165	336,885
Redeemed	(26,569)	(281,386)	(136,380)	(1,373,328)
Net increase (decrease)	1,964	$12,110	(51,063)	$(531,505)
MM RetireSMART by JPMorgan 2025 Fund Administrative Class
Sold	124,186	$1,286,657	234,542	$2,341,232
Issued as reinvestment of dividends	76,497	784,099	223,816	2,132,964
Redeemed	(322,900)	(3,276,913)	(384,658)	(3,874,824)
Net increase (decrease)	(122,217)	$(1,206,157)	73,700	$599,372
MM RetireSMART by JPMorgan 2025 Fund Class R4
Sold	172,754	$1,742,597	279,440	$2,744,384
Issued as reinvestment of dividends	59,104	594,589	187,313	1,753,245
Redeemed	(350,483)	(3,490,738)	(540,398)	(5,375,450)
Net increase (decrease)	(118,625)	$(1,153,552)	(73,645)	$(877,821)
MM RetireSMART by JPMorgan 2025 Fund Class A
Sold	65,004	$657,075	96,375	$964,519
Issued as reinvestment of dividends	26,684	274,315	75,470	720,734
Redeemed	(177,424)	(1,830,705)	(121,812)	(1,222,602)
Net increase (decrease)	(85,736)	$(899,315)	50,033	$462,651
MM RetireSMART by JPMorgan 2025 Fund Class R3
Sold	202,942	$2,041,681	650,898	$6,353,714
Issued as reinvestment of dividends	99,380	998,769	344,343	3,216,163
Redeemed	(1,059,991)	(10,583,153)	(975,848)	(9,536,573)
Net increase (decrease)	(757,669)	$(7,542,703)	19,393	$33,304
MM RetireSMART by JPMorgan 2030 Fund Class I
Sold	334,443	$3,564,613	858,880	$8,858,744
Issued as reinvestment of dividends	157,641	1,677,302	602,805	5,853,234
Redeemed	(919,629)	(9,819,450)	(1,966,798)	(20,423,254)
Net increase (decrease)	(427,545)	$(4,577,535)	(505,113)	$(5,711,276)
MM RetireSMART by JPMorgan 2030 Fund Class R5
Sold	36,073	$378,560	745,582	$7,646,668
Issued as reinvestment of dividends	32,184	341,470	741,931	7,159,635
Redeemed	(781,049)	(8,461,830)	(7,184,748)	(75,150,515)
Net increase (decrease)	(712,792)	$(7,741,800)	(5,697,235)	$(60,344,212)
MM RetireSMART by JPMorgan 2030 Fund Service Class
Sold	111,546	$1,193,184	325,084	$3,358,405
Issued as reinvestment of dividends	42,589	455,272	161,990	1,579,399
Redeemed	(76,582)	(816,025)	(587,475)	(6,100,347)
Net increase (decrease)	77,553	$832,431	(100,401)	$(1,162,543)

142

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2030 Fund Administrative Class
Sold	814,559	$8,843,643	762,362	$7,833,147
Issued as reinvestment of dividends	151,646	1,615,035	520,865	5,062,806
Redeemed	(279,257)	(2,918,036)	(674,543)	(6,967,081)
Net increase (decrease)	686,948	$7,540,642	608,684	$5,928,872
MM RetireSMART by JPMorgan 2030 Fund Class R4
Sold	291,248	$3,038,615	351,901	$3,552,073
Issued as reinvestment of dividends	62,422	651,058	238,974	2,277,426
Redeemed	(342,800)	(3,566,666)	(537,258)	(5,470,463)
Net increase (decrease)	10,870	$123,007	53,617	$359,036
MM RetireSMART by JPMorgan 2030 Fund Class A
Sold	93,389	$990,933	276,475	$2,830,166
Issued as reinvestment of dividends	61,957	656,746	262,678	2,540,100
Redeemed	(213,861)	(2,188,053)	(606,828)	(6,207,978)
Net increase (decrease)	(58,515)	$(540,374)	(67,675)	$(837,712)
MM RetireSMART by JPMorgan 2030 Fund Class R3
Sold	429,262	$4,352,295	1,187,680	$11,751,878
Issued as reinvestment of dividends	173,595	1,770,666	761,108	7,093,523
Redeemed	(1,567,524)	(16,054,797)	(1,650,801)	(16,236,156)
Net increase (decrease)	(964,667)	$(9,931,836)	297,987	$2,609,245
MM RetireSMART by JPMorgan 2035 Fund Class I
Sold	305,831	$3,224,466	765,827	$8,012,310
Issued as reinvestment of dividends	247,560	2,582,056	540,569	5,178,655
Redeemed	(500,223)	(5,292,220)	(1,224,815)	(12,608,220)
Net increase (decrease)	53,168	$514,302	81,581	$582,745
MM RetireSMART by JPMorgan 2035 Fund Class R5
Sold	13,782	$146,207	30,290	$313,606
Issued as reinvestment of dividends	11,766	123,068	19,481	187,215
Redeemed	(2,242)	(24,511)	(110,178)	(1,191,146)
Net increase (decrease)	23,306	$244,764	(60,407)	$(690,325)
MM RetireSMART by JPMorgan 2035 Fund Service Class
Sold	37,035	$398,020	80,003	$838,548
Issued as reinvestment of dividends	32,535	346,170	75,847	741,028
Redeemed	(18,400)	(199,765)	(209,825)	(2,191,977)
Net increase (decrease)	51,170	$544,425	(53,975)	$(612,401)
MM RetireSMART by JPMorgan 2035 Fund Administrative Class
Sold	175,788	$1,878,375	345,661	$3,604,588
Issued as reinvestment of dividends	127,011	1,342,502	244,490	2,373,994
Redeemed	(139,860)	(1,476,274)	(373,931)	(3,912,652)
Net increase (decrease)	162,939	$1,744,603	216,220	$2,065,930

143

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2035 Fund Class R4
Sold	237,144	$2,449,437	420,308	$4,294,912
Issued as reinvestment of dividends	116,583	1,207,801	210,620	2,007,206
Redeemed	(291,916)	(3,017,784)	(403,726)	(4,291,075)
Net increase (decrease)	61,811	$639,454	227,202	$2,011,043
MM RetireSMART by JPMorgan 2035 Fund Class A
Sold	49,734	$528,485	142,988	$1,487,895
Issued as reinvestment of dividends	40,653	428,478	80,616	780,364
Redeemed	(94,353)	(969,122)	(169,086)	(1,769,484)
Net increase (decrease)	(3,966)	$(12,159)	54,518	$498,775
MM RetireSMART by JPMorgan 2035 Fund Class R3
Sold	393,704	$4,087,931	763,924	$7,780,653
Issued as reinvestment of dividends	243,051	2,508,282	503,357	4,776,856
Redeemed	(861,698)	(9,060,518)	(827,706)	(8,379,190)
Net increase (decrease)	(224,943)	$(2,464,305)	439,575	$4,178,319
MM RetireSMART by JPMorgan 2040 Fund Class I
Sold	473,163	$5,217,373	952,450	$10,009,286
Issued as reinvestment of dividends	105,156	1,152,509	605,149	5,809,434
Redeemed	(1,037,736)	(11,396,504)	(1,883,556)	(19,572,830)
Net increase (decrease)	(459,417)	$(5,026,622)	(325,957)	$(3,754,110)
MM RetireSMART by JPMorgan 2040 Fund Class R5
Sold	18,697	$207,302	672,493	$6,949,221
Issued as reinvestment of dividends	1,329	14,808	602,202	5,781,138
Redeemed	(2,491)	(27,750)	(5,902,095)	(63,451,651)
Net increase (decrease)	17,535	$194,360	(4,627,400)	$(50,721,292)
MM RetireSMART by JPMorgan 2040 Fund Service Class
Sold	86,339	$955,696	216,877	$2,272,375
Issued as reinvestment of dividends	24,570	271,494	150,167	1,452,117
Redeemed	(19,332)	(212,659)	(455,386)	(4,798,762)
Net increase (decrease)	91,577	$1,014,531	(88,342)	$(1,074,270)
MM RetireSMART by JPMorgan 2040 Fund Administrative Class
Sold	408,163	$4,505,161	702,987	$7,257,874
Issued as reinvestment of dividends	109,081	1,195,526	554,502	5,323,215
Redeemed	(409,479)	(4,630,412)	(672,814)	(7,114,871)
Net increase (decrease)	107,765	$1,070,275	584,675	$5,466,218
MM RetireSMART by JPMorgan 2040 Fund Class R4
Sold	227,122	$2,435,973	262,757	$2,664,465
Issued as reinvestment of dividends	35,891	384,393	198,200	1,861,099
Redeemed	(439,029)	(4,696,787)	(262,927)	(2,695,819)
Net increase (decrease)	(176,016)	$(1,876,421)	198,030	$1,829,745

144

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2040 Fund Class A
Sold	105,306	$1,163,114	296,114	$3,068,982
Issued as reinvestment of dividends	31,053	338,793	180,492	1,725,507
Redeemed	(102,523)	(1,122,561)	(395,853)	(4,145,659)
Net increase (decrease)	33,836	$379,346	80,753	$648,830
MM RetireSMART by JPMorgan 2040 Fund Class R3
Sold	443,215	$4,556,431	895,851	$8,859,195
Issued as reinvestment of dividends	78,957	825,105	586,497	5,372,313
Redeemed	(1,290,659)	(13,188,981)	(996,384)	(9,802,557)
Net increase (decrease)	(768,487)	$(7,807,445)	485,964	$4,428,951
MM RetireSMART by JPMorgan 2045 Fund Class I
Sold	278,041	$2,958,652	519,519	$5,340,138
Issued as reinvestment of dividends	190,375	1,976,088	424,088	3,977,946
Redeemed	(331,844)	(3,499,879)	(806,852)	(8,307,878)
Net increase (decrease)	136,572	$1,434,861	136,755	$1,010,206
MM RetireSMART by JPMorgan 2045 Fund Class R5
Sold	7,544	$79,995	30,928	$320,153
Issued as reinvestment of dividends	5,512	57,327	9,265	86,994
Redeemed	(2,718)	(30,198)	(73,234)	(801,987)
Net increase (decrease)	10,338	$107,124	(33,041)	$(394,840)
MM RetireSMART by JPMorgan 2045 Fund Service Class
Sold	48,060	$505,469	82,611	$848,937
Issued as reinvestment of dividends	19,278	200,684	51,032	480,213
Redeemed	(12,821)	(138,269)	(176,883)	(1,802,132)
Net increase (decrease)	54,517	$567,884	(43,240)	$(472,982)
MM RetireSMART by JPMorgan 2045 Fund Administrative Class
Sold	255,489	$2,724,303	410,139	$4,206,026
Issued as reinvestment of dividends	137,091	1,417,522	275,689	2,574,934
Redeemed	(193,628)	(1,990,292)	(290,981)	(3,001,710)
Net increase (decrease)	198,952	$2,151,533	394,847	$3,779,250
MM RetireSMART by JPMorgan 2045 Fund Class R4
Sold	181,162	$1,850,922	323,696	$3,243,640
Issued as reinvestment of dividends	102,657	1,036,833	218,133	1,993,731
Redeemed	(302,538)	(3,070,934)	(466,452)	(4,958,026)
Net increase (decrease)	(18,719)	$(183,179)	75,377	$279,345
MM RetireSMART by JPMorgan 2045 Fund Class A
Sold	49,195	$514,099	80,383	$817,065
Issued as reinvestment of dividends	42,169	434,767	94,907	884,534
Redeemed	(34,044)	(354,527)	(134,507)	(1,352,488)
Net increase (decrease)	57,320	$594,339	40,783	$349,111

145

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2045 Fund Class R3
Sold	398,833	$4,063,904	717,463	$7,101,515
Issued as reinvestment of dividends	221,496	2,228,251	487,979	4,445,492
Redeemed	(629,406)	(6,558,104)	(806,946)	(8,000,951)
Net increase (decrease)	(9,077)	$(265,949)	398,496	$3,546,056
MM RetireSMART by JPMorgan 2050 Fund Class I
Sold	463,243	$3,739,066	877,317	$6,715,190
Issued as reinvestment of dividends	136,495	1,091,962	485,301	3,397,106
Redeemed	(1,114,105)	(8,965,944)	(1,105,234)	(8,478,776)
Net increase (decrease)	(514,367)	$(4,134,916)	257,384	$1,633,520
MM RetireSMART by JPMorgan 2050 Fund Class R5
Sold	62,786	$503,874	1,172,064	$8,874,259
Issued as reinvestment of dividends	6,012	48,636	752,056	5,256,874
Redeemed	(10,911)	(88,932)	(7,406,846)	(58,670,146)
Net increase (decrease)	57,887	$463,578	(5,482,726)	$(44,539,013)
MM RetireSMART by JPMorgan 2050 Fund Service Class
Sold	96,825	$785,007	156,114	$1,199,737
Issued as reinvestment of dividends	23,701	191,502	81,143	572,869
Redeemed	(33,490)	(272,979)	(180,319)	(1,390,302)
Net increase (decrease)	87,036	$703,530	56,938	$382,304
MM RetireSMART by JPMorgan 2050 Fund Administrative Class
Sold	471,454	$3,784,783	1,149,613	$8,716,123
Issued as reinvestment of dividends	194,243	1,555,887	627,987	4,402,189
Redeemed	(271,504)	(2,134,767)	(713,825)	(5,440,042)
Net increase (decrease)	394,193	$3,205,903	1,063,775	$7,678,270
MM RetireSMART by JPMorgan 2050 Fund Class R4
Sold	237,338	$1,874,816	448,629	$3,332,151
Issued as reinvestment of dividends	67,720	532,959	229,807	1,583,369
Redeemed	(413,954)	(3,263,687)	(193,660)	(1,450,218)
Net increase (decrease)	(108,896)	$(855,912)	484,776	$3,465,302
MM RetireSMART by JPMorgan 2050 Fund Class A
Sold	118,196	$947,406	303,098	$2,308,286
Issued as reinvestment of dividends	41,089	328,304	146,439	1,023,608
Redeemed	(78,125)	(627,922)	(323,223)	(2,458,357)
Net increase (decrease)	81,160	$647,788	126,314	$873,537
MM RetireSMART by JPMorgan 2050 Fund Class R3
Sold	495,694	$3,849,814	1,132,034	$8,357,730
Issued as reinvestment of dividends	113,018	880,412	519,073	3,540,081
Redeemed	(1,382,772)	(10,742,512)	(1,073,525)	(7,974,381)
Net increase (decrease)	(774,060)	$(6,012,286)	577,582	$3,923,430

146

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2055 Fund Class I
Sold	228,607	$2,105,937	452,983	$4,041,302
Issued as reinvestment of dividends	105,310	953,053	226,169	1,843,278
Redeemed	(251,137)	(2,302,034)	(609,043)	(5,383,600)
Net increase (decrease)	82,780	$756,956	70,109	$500,980
MM RetireSMART by JPMorgan 2055 Fund Class R5
Sold	22,424	$206,163	13,427	$119,902
Issued as reinvestment of dividends	3,197	28,996	4,309	35,163
Redeemed	(14,584)	(134,099)	(68,704)	(645,793)
Net increase (decrease)	11,037	$101,060	(50,968)	$(490,728)
MM RetireSMART by JPMorgan 2055 Fund Service Class
Sold	62,155	$573,077	131,297	$1,181,733
Issued as reinvestment of dividends	17,546	159,845	37,826	310,173
Redeemed	(14,502)	(134,282)	(142,995)	(1,276,597)
Net increase (decrease)	65,199	$598,640	26,128	$215,309
MM RetireSMART by JPMorgan 2055 Fund Administrative Class
Sold	149,825	$1,374,520	301,257	$2,674,757
Issued as reinvestment of dividends	79,568	717,707	156,622	1,271,770
Redeemed	(86,567)	(783,389)	(248,163)	(2,189,537)
Net increase (decrease)	142,826	$1,308,838	209,716	$1,756,990
MM RetireSMART by JPMorgan 2055 Fund Class R4
Sold	142,031	$1,300,242	258,402	$2,284,239
Issued as reinvestment of dividends	50,960	456,602	106,973	863,273
Redeemed	(301,864)	(2,706,446)	(97,574)	(869,087)
Net increase (decrease)	(108,873)	$(949,602)	267,801	$2,278,425
MM RetireSMART by JPMorgan 2055 Fund Class A
Sold	33,504	$314,068	56,908	$516,889
Issued as reinvestment of dividends	11,355	104,689	19,623	162,677
Redeemed	(11,522)	(109,172)	(45,610)	(411,603)
Net increase (decrease)	33,337	$309,585	30,921	$267,963
MM RetireSMART by JPMorgan 2055 Fund Class R3
Sold	377,798	$3,408,077	679,227	$5,924,022
Issued as reinvestment of dividends	167,493	1,490,690	346,731	2,780,779
Redeemed	(427,777)	(3,899,035)	(636,068)	(5,522,253)
Net increase (decrease)	117,514	$999,732	389,890	$3,182,548
MM RetireSMART by JPMorgan 2060 Fund Class I
Sold	231,368	$2,127,360	303,382	$2,688,948
Issued as reinvestment of dividends	43,091	385,235	64,870	524,148
Redeemed	(158,482)	(1,435,065)	(192,020)	(1,684,865)
Net increase (decrease)	115,977	$1,077,530	176,232	$1,528,231

147

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2060 Fund Class R5
Sold	2,368	$21,534	6,396	$56,308
Issued as reinvestment of dividends	483	4,325	277	2,240
Redeemed	(1)	(7)	(4,600)	(43,274)
Net increase (decrease)	2,850	$ 25,852	2,073	$ 15,274
MM RetireSMART by JPMorgan 2060 Fund Service Class
Sold	27,089	$246,238	70,778	$621,441
Issued as reinvestment of dividends	13,088	116,483	20,429	164,453
Redeemed	(6,256)	(56,600)	(35,731)	(324,828)
Net increase (decrease)	33,921	$306,121	55,476	$461,066
MM RetireSMART by JPMorgan 2060 Fund Administrative Class
Sold	89,752	$810,392	146,691	$1,286,543
Issued as reinvestment of dividends	25,124	222,601	33,799	271,070
Redeemed	(27,623)	(244,563)	(39,481)	(340,621)
Net increase (decrease)	87,253	$788,430	141,009	$1,216,992
MM RetireSMART by JPMorgan 2060 Fund Class R4
Sold	50,752	$460,464	63,311	$554,443
Issued as reinvestment of dividends	11,785	104,529	15,218	122,204
Redeemed	(12,449)	(112,041)	(14,095)	(126,482)
Net increase (decrease)	50,088	$452,952	64,434	$550,165
MM RetireSMART by JPMorgan 2060 Fund Class A
Sold	11,276	$102,149	13,085	$115,930
Issued as reinvestment of dividends	2,209	19,681	3,214	25,902
Redeemed	(3,644)	(33,701)	(5,708)	(49,366)
Net increase (decrease)	9,841	$88,129	10,591	$92,466
MM RetireSMART by JPMorgan 2060 Fund Class R3
Sold	42,396	$381,185	84,378	$730,763
Issued as reinvestment of dividends	12,456	110,109	21,364	170,911
Redeemed	(37,664)	(343,338)	(53,561)	(468,050)
Net increase (decrease)	17,188	$147,956	52,181	$433,624
MM RetireSMART by JPMorgan 2065 Fund Class I(a)
Sold	—	$—	40,000	$400,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	40,000	$400,000
MM RetireSMART by JPMorgan 2065 Fund Class R5(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000

148

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2065 Fund Service Class(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Administrative Class(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Class R4(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Class A(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000
MM RetireSMART by JPMorgan 2065 Fund Class R3(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000
MM Select T. Rowe Price Retirement Balanced Fund Class I
Sold	1,509,180	$ 20,476,167	505,787	$ 6,812,521
Issued as reinvestment of dividends	102,005	1,372,982	161,911	2,083,792
Redeemed	(376,069)	(5,143,503)	(269,915)	(3,646,224)
Net increase (decrease)	1,235,116	$16,705,646	397,783	$5,250,089
MM Select T. Rowe Price Retirement Balanced Fund Class M5
Sold	669,831	$9,115,470	1,161,414	$15,748,957
Issued as reinvestment of dividends	563,984	7,608,149	999,007	12,897,182
Redeemed	(803,398)	(10,955,662)	(801,885)	(10,851,810)
Net increase (decrease)	430,417	$5,767,957	1,358,536	$17,794,329

149

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement Balanced Fund Class M4
Sold	200,927	$2,747,711	181,603	$2,461,384
Issued as reinvestment of dividends	30,005	406,563	54,256	703,701
Redeemed	(153,059)	(2,087,054)	(156,272)	(2,122,669)
Net increase (decrease)	77,873	$1,067,220	79,587	$1,042,416
MM Select T. Rowe Price Retirement Balanced Fund Class M3
Sold	44,881	$613,198	63,919	$884,678
Issued as reinvestment of dividends	11,294	153,151	23,439	303,774
Redeemed	(46,406)	(638,454)	(159,835)	(2,190,304)
Net increase (decrease)	9,769	$127,895	(72,477)	$(1,001,852)
MM Select T. Rowe Price Retirement 2005 Fund Class I
Sold	106,507	$1,372,503	231,209	$2,876,881
Issued as reinvestment of dividends	16,578	212,856	117,994	1,407,669
Redeemed	(126,475)	(1,604,106)	(891,234)	(10,988,521)
Net increase (decrease)	(3,390)	$(18,747)	(542,031)	$(6,703,971)
MM Select T. Rowe Price Retirement 2005 Fund Class M5
Sold	19,844	$254,253	58,199	$729,095
Issued as reinvestment of dividends	13,774	176,310	43,972	523,707
Redeemed	(54,454)	(701,766)	(68,133)	(853,049)
Net increase (decrease)	(20,836)	$(271,203)	34,038	$399,753
MM Select T. Rowe Price Retirement 2005 Fund Class M4
Sold	37,373	$478,547	42,900	$533,697
Issued as reinvestment of dividends	3,321	42,708	12,737	152,332
Redeemed	(4,842)	(62,672)	(90,266)	(1,133,598)
Net increase (decrease)	35,852	$458,583	(34,629)	$(447,569)
MM Select T. Rowe Price Retirement 2005 Fund Class M3
Sold	4,170	$53,355	39,442	$489,700
Issued as reinvestment of dividends	2,741	34,998	9,480	112,625
Redeemed	(66,930)	(884,747)	(44,949)	(561,866)
Net increase (decrease)	(60,019)	$(796,394)	3,973	$40,459
MM Select T. Rowe Price Retirement 2010 Fund Class I
Sold	379,635	$5,093,451	562,530	$7,332,742
Issued as reinvestment of dividends	161,836	2,147,567	600,941	7,409,599
Redeemed	(400,508)	(5,343,585)	(1,073,463)	(14,038,378)
Net increase (decrease)	140,963	$1,897,433	90,008	$703,963

150

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2010 Fund Class M5
Sold	37,924	$504,087	112,410	$1,492,397
Issued as reinvestment of dividends	47,842	635,347	196,115	2,418,095
Redeemed	(260,117)	(3,471,344)	(348,703)	(4,564,625)
Net increase (decrease)	(174,351)	$(2,331,910)	(40,178)	$(654,133)
MM Select T. Rowe Price Retirement 2010 Fund Class M4
Sold	68,599	$910,551	51,223	$669,860
Issued as reinvestment of dividends	18,218	243,210	87,072	1,078,821
Redeemed	(261,472)	(3,477,341)	(224,498)	(2,981,356)
Net increase (decrease)	(174,655)	$(2,323,580)	(86,203)	$(1,232,675)
MM Select T. Rowe Price Retirement 2010 Fund Class M3
Sold	14,778	$197,693	53,468	$687,924
Issued as reinvestment of dividends	9,875	131,936	71,338	883,160
Redeemed	(46,716)	(622,734)	(365,957)	(4,774,196)
Net increase (decrease)	(22,063)	$(293,105)	(241,151)	$(3,203,112)
MM Select T. Rowe Price Retirement 2015 Fund Class I
Sold	422,131	$5,756,331	469,462	$6,259,803
Issued as reinvestment of dividends	200,613	2,716,297	615,550	7,786,710
Redeemed	(616,778)	(8,389,907)	(1,188,673)	(15,837,271)
Net increase (decrease)	5,966	$82,721	(103,661)	$(1,790,758)
MM Select T. Rowe Price Retirement 2015 Fund Class M5
Sold	75,156	$1,021,110	141,115	$1,894,833
Issued as reinvestment of dividends	117,143	1,584,945	371,824	4,703,572
Redeemed	(217,402)	(2,977,387)	(683,003)	(9,029,641)
Net increase (decrease)	(25,103)	$(371,332)	(170,064)	$(2,431,236)
MM Select T. Rowe Price Retirement 2015 Fund Class M4
Sold	48,312	$666,330	139,200	$1,889,196
Issued as reinvestment of dividends	16,685	227,423	41,387	527,680
Redeemed	(51,408)	(696,405)	(154,578)	(2,120,959)
Net increase (decrease)	13,589	$197,348	26,009	$295,917
MM Select T. Rowe Price Retirement 2015 Fund Class M3
Sold	12,441	$170,786	34,671	$475,730
Issued as reinvestment of dividends	4,296	59,323	13,728	177,093
Redeemed	(22,339)	(307,529)	(260,410)	(3,555,866)
Net increase (decrease)	(5,602)	$(77,420)	(212,011)	$(2,903,043)

151

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2020 Fund Class I
Sold	2,368,080	$31,697,763	2,418,675	$31,827,016
Issued as reinvestment of dividends	1,002,517	13,243,245	3,002,047	37,135,320
Redeemed	(3,430,415)	(45,695,331)	(4,668,583)	(61,338,275)
Net increase (decrease)	(59,818)	$(754,323)	752,139	$7,624,061
MM Select T. Rowe Price Retirement 2020 Fund Class M5
Sold	492,966	$6,576,065	916,841	$12,079,578
Issued as reinvestment of dividends	493,011	6,517,608	1,473,762	18,245,174
Redeemed	(2,038,287)	(27,222,915)	(2,621,205)	(34,522,709)
Net increase (decrease)	(1,052,310)	$(14,129,242)	(230,602)	$(4,197,957)
MM Select T. Rowe Price Retirement 2020 Fund Class M4
Sold	277,370	$3,709,630	478,866	$6,338,125
Issued as reinvestment of dividends	223,515	2,963,813	710,739	8,827,372
Redeemed	(757,931)	(10,163,021)	(1,581,879)	(20,937,059)
Net increase (decrease)	(257,046)	$(3,489,578)	(392,274)	$(5,771,562)
MM Select T. Rowe Price Retirement 2020 Fund Class M3
Sold	101,754	$1,360,209	313,260	$4,150,312
Issued as reinvestment of dividends	83,831	1,115,795	346,542	4,310,980
Redeemed	(710,405)	(9,417,716)	(977,173)	(12,950,485)
Net increase (decrease)	(524,820)	$(6,941,712)	(317,371)	$(4,489,193)
MM Select T. Rowe Price Retirement 2025 Fund Class I
Sold	3,151,663	$43,899,144	4,713,072	$65,038,893
Issued as reinvestment of dividends	1,807,579	24,745,753	3,831,413	49,501,853
Redeemed	(4,631,826)	(64,664,414)	(6,653,875)	(92,041,007)
Net increase (decrease)	327,416	$3,980,483	1,890,610	$22,499,739
MM Select T. Rowe Price Retirement 2025 Fund Class M5
Sold	289,268	$4,078,526	604,709	$8,410,969
Issued as reinvestment of dividends	340,669	4,670,576	887,289	11,472,649
Redeemed	(1,505,781)	(20,891,267)	(2,207,424)	(30,060,331)
Net increase (decrease)	(875,844)	$(12,142,165)	(715,426)	$(10,176,713)
MM Select T. Rowe Price Retirement 2025 Fund Class M4
Sold	319,293	$4,475,338	546,721	$7,604,857
Issued as reinvestment of dividends	213,961	2,939,825	533,647	6,910,733
Redeemed	(1,065,604)	(14,948,274)	(1,162,169)	(16,055,689)
Net increase (decrease)	(532,350)	$(7,533,111)	(81,801)	$(1,540,099)

152

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2025 Fund Class M3
Sold	208,092	$2,914,478	574,782	$8,138,927
Issued as reinvestment of dividends	110,633	1,520,103	273,317	3,539,461
Redeemed	(347,474)	(4,884,569)	(1,467,832)	(20,559,897)
Net increase (decrease)	(28,749)	$(449,988)	(619,733)	$(8,881,509)
MM Select T. Rowe Price Retirement 2030 Fund Class I
Sold	6,692,612	$96,432,033	7,301,738	$104,755,783
Issued as reinvestment of dividends	4,195,757	59,160,176	6,714,931	89,308,577
Redeemed	(6,744,839)	(97,837,572)	(7,220,272)	(103,716,599)
Net increase (decrease)	4,143,530	$57,754,637	6,796,397	$90,347,761
MM Select T. Rowe Price Retirement 2030 Fund Class M5
Sold	1,287,446	$18,574,964	2,426,007	$34,811,920
Issued as reinvestment of dividends	2,070,937	29,220,918	3,279,409	43,648,928
Redeemed	(3,650,847)	(52,315,932)	(3,929,224)	(56,674,536)
Net increase (decrease)	(292,464)	$(4,520,050)	1,776,192	$21,786,312
MM Select T. Rowe Price Retirement 2030 Fund Class M4
Sold	960,770	$13,931,527	1,910,498	$27,340,902
Issued as reinvestment of dividends	885,352	12,518,883	1,468,049	19,583,770
Redeemed	(1,290,514)	(18,666,913)	(2,489,734)	(35,767,817)
Net increase (decrease)	555,608	$7,783,497	888,813	$11,156,855
MM Select T. Rowe Price Retirement 2030 Fund Class M3
Sold	496,512	$7,239,626	1,014,744	$14,530,375
Issued as reinvestment of dividends	391,817	5,548,128	683,457	9,130,988
Redeemed	(696,700)	(10,110,251)	(2,259,475)	(32,776,645)
Net increase (decrease)	191,629	$2,677,503	(561,274)	$(9,115,282)
MM Select T. Rowe Price Retirement 2035 Fund Class I
Sold	4,802,130	$73,263,319	6,031,864	$90,927,046
Issued as reinvestment of dividends	2,981,541	44,424,961	3,884,999	53,962,632
Redeemed	(3,932,799)	(60,416,335)	(4,493,516)	(67,997,497)
Net increase (decrease)	3,850,872	$57,271,945	5,423,347	$76,892,181
MM Select T. Rowe Price Retirement 2035 Fund Class M5
Sold	421,719	$6,492,878	1,098,802	$16,520,203
Issued as reinvestment of dividends	627,863	9,355,164	913,663	12,699,918
Redeemed	(1,146,046)	(17,378,167)	(1,893,076)	(28,017,341)
Net increase (decrease)	(96,464)	$(1,530,125)	119,389	$1,202,780

153

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2035 Fund Class M4
Sold	610,944	$9,399,094	930,948	$13,973,217
Issued as reinvestment of dividends	438,111	6,532,231	596,581	8,298,444
Redeemed	(903,027)	(13,805,506)	(1,259,541)	(19,040,980)
Net increase (decrease)	146,028	$2,125,819	267,988	$3,230,681
MM Select T. Rowe Price Retirement 2035 Fund Class M3
Sold	339,125	$5,200,857	950,655	$14,539,519
Issued as reinvestment of dividends	204,384	3,051,449	289,836	4,034,514
Redeemed	(398,959)	(6,143,865)	(1,288,940)	(19,718,857)
Net increase (decrease)	144,550	$2,108,441	(48,449)	$(1,144,824)
MM Select T. Rowe Price Retirement 2040 Fund Class I
Sold	6,211,682	$96,590,998	7,428,675	$112,988,570
Issued as reinvestment of dividends	3,801,735	57,634,296	5,973,387	82,791,145
Redeemed	(4,708,879)	(73,209,304)	(4,591,508)	(70,193,591)
Net increase (decrease)	5,304,538	$81,015,990	8,810,554	$125,586,124
MM Select T. Rowe Price Retirement 2040 Fund Class M5
Sold	1,360,139	$21,225,621	2,365,571	$35,917,231
Issued as reinvestment of dividends	1,841,482	27,953,692	3,071,037	42,625,996
Redeemed	(2,368,803)	(36,632,546)	(3,499,675)	(53,136,094)
Net increase (decrease)	832,818	$12,546,767	1,936,933	$25,407,133
MM Select T. Rowe Price Retirement 2040 Fund Class M4
Sold	752,403	$11,671,559	1,400,788	$21,114,770
Issued as reinvestment of dividends	747,700	11,357,560	1,274,779	17,706,685
Redeemed	(1,196,894)	(18,648,501)	(1,706,466)	(25,954,581)
Net increase (decrease)	303,209	$4,380,618	969,101	$12,866,874
MM Select T. Rowe Price Retirement 2040 Fund Class M3
Sold	381,792	$5,978,381	914,702	$13,859,663
Issued as reinvestment of dividends	320,087	4,868,521	646,704	8,989,189
Redeemed	(859,019)	(13,415,201)	(1,704,228)	(26,130,625)
Net increase (decrease)	(157,140)	$(2,568,299)	(142,822)	$(3,281,773)
MM Select T. Rowe Price Retirement 2045 Fund Class I
Sold	4,346,308	$69,937,630	5,649,061	$88,907,867
Issued as reinvestment of dividends	2,524,601	39,636,229	3,170,054	45,395,168
Redeemed	(3,032,076)	(49,145,805)	(3,082,078)	(48,580,984)
Net increase (decrease)	3,838,833	$60,428,054	5,737,037	$85,722,051

154

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2045 Fund Class M5
Sold	366,312	$5,924,887	858,880	$13,520,915
Issued as reinvestment of dividends	383,908	6,038,865	601,791	8,635,706
Redeemed	(588,951)	(9,423,497)	(1,652,662)	(25,565,157)
Net increase (decrease)	161,269	$2,540,255	(191,991)	$(3,408,536)
MM Select T. Rowe Price Retirement 2045 Fund Class M4
Sold	484,821	$7,865,133	751,555	$11,756,180
Issued as reinvestment of dividends	303,715	4,780,474	424,551	6,096,550
Redeemed	(727,055)	(11,739,120)	(924,196)	(14,621,896)
Net increase (decrease)	61,481	$906,487	251,910	$3,230,834
MM Select T. Rowe Price Retirement 2045 Fund Class M3
Sold	299,603	$4,852,633	900,574	$14,569,861
Issued as reinvestment of dividends	156,912	2,471,367	218,434	3,138,892
Redeemed	(333,529)	(5,413,779)	(1,122,543)	(17,914,672)
Net increase (decrease)	122,986	$1,910,221	(3,535)	$(205,919)
MM Select T. Rowe Price Retirement 2050 Fund Class I
Sold	5,602,730	$90,393,864	6,288,586	$98,471,889
Issued as reinvestment of dividends	2,599,486	40,993,891	3,768,581	53,739,968
Redeemed	(3,358,330)	(54,395,018)	(3,263,511)	(51,135,108)
Net increase (decrease)	4,843,886	$76,992,737	6,793,656	$101,076,749
MM Select T. Rowe Price Retirement 2050 Fund Class M5
Sold	1,295,308	$21,002,899	2,454,842	$38,449,460
Issued as reinvestment of dividends	1,397,950	22,059,647	2,116,766	30,227,423
Redeemed	(1,719,133)	(27,629,891)	(2,979,842)	(46,943,088)
Net increase (decrease)	974,125	$15,432,655	1,591,766	$21,733,795
MM Select T. Rowe Price Retirement 2050 Fund Class M4
Sold	772,240	$12,506,512	1,217,155	$19,084,236
Issued as reinvestment of dividends	457,492	7,237,528	673,640	9,646,526
Redeemed	(671,077)	(10,854,362)	(1,119,692)	(17,579,798)
Net increase (decrease)	558,655	$8,889,678	771,103	$11,150,964
MM Select T. Rowe Price Retirement 2050 Fund Class M3
Sold	357,121	$5,810,128	762,601	$11,919,661
Issued as reinvestment of dividends	233,557	3,687,869	410,292	5,858,975
Redeemed	(638,206)	(10,418,130)	(956,596)	(15,167,351)
Net increase (decrease)	(47,528)	$(920,133)	216,297	$2,611,285

155

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2055 Fund Class I
Sold	3,786,019	$62,307,615	4,860,253	$77,484,277
Issued as reinvestment of dividends	1,663,072	26,725,562	1,838,091	26,744,224
Redeemed	(1,807,323)	(29,994,000)	(1,989,922)	(31,791,259)
Net increase (decrease)	3,641,768	$59,039,177	4,708,422	$72,437,242
MM Select T. Rowe Price Retirement 2055 Fund Class M5
Sold	270,611	$4,491,873	608,477	$9,685,112
Issued as reinvestment of dividends	177,111	2,856,806	264,091	3,855,725
Redeemed	(487,173)	(8,015,039)	(1,046,657)	(16,442,471)
Net increase (decrease)	(39,451)	$(666,360)	(174,089)	$(2,901,634)
MM Select T. Rowe Price Retirement 2055 Fund Class M4
Sold	318,168	$5,275,861	558,603	$8,914,832
Issued as reinvestment of dividends	177,767	2,862,055	208,832	3,046,858
Redeemed	(415,761)	(6,883,179)	(543,295)	(8,606,827)
Net increase (decrease)	80,174	$1,254,737	224,140	$3,354,863
MM Select T. Rowe Price Retirement 2055 Fund Class M3
Sold	243,440	$4,016,774	466,033	$7,381,133
Issued as reinvestment of dividends	97,466	1,566,278	138,084	2,007,743
Redeemed	(318,081)	(5,323,131)	(597,233)	(9,567,622)
Net increase (decrease)	22,825	$259,921	6,884	$(178,746)
MM Select T. Rowe Price Retirement 2060 Fund Class I
Sold	3,091,461	$52,618,975	4,231,434	$68,599,409
Issued as reinvestment of dividends	614,423	10,236,293	511,706	7,603,946
Redeemed	(1,267,409)	(21,665,751)	(1,151,844)	(18,767,696)
Net increase (decrease)	2,438,475	$41,189,517	3,591,296	$57,435,659
MM Select T. Rowe Price Retirement 2060 Fund Class M5
Sold	784,133	$13,359,806	1,394,253	$22,578,788
Issued as reinvestment of dividends	239,529	3,980,975	229,367	3,403,805
Redeemed	(456,326)	(7,710,277)	(943,832)	(15,211,288)
Net increase (decrease)	567,336	$9,630,504	679,788	$10,771,305
MM Select T. Rowe Price Retirement 2060 Fund Class M4
Sold	356,189	$6,047,705	713,086	$11,477,905
Issued as reinvestment of dividends	98,126	1,628,892	105,816	1,568,194
Redeemed	(260,180)	(4,436,213)	(533,488)	(8,480,351)
Net increase (decrease)	194,135	$3,240,384	285,414	$4,565,748

156

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2060 Fund Class M3
Sold	145,877	$2,476,713	296,403	$4,774,632
Issued as reinvestment of dividends	40,260	667,506	42,664	631,426
Redeemed	(134,382)	(2,309,473)	(139,418)	(2,261,007)
Net increase (decrease)	51,755	$834,746	199,649	$3,145,051
MM Select T. Rowe Price Retirement 2065 Fund Class I(a)
Sold	117,340	$1,279,893	88,645	$894,602
Issued as reinvestment of dividends	400	4,309	—	—
Redeemed	(8,166)	(90,565)	(77)	(804)
Net increase (decrease)	109,574	$1,193,637	88,568	$893,798
MM Select T. Rowe Price Retirement 2065 Fund Class M5(a)
Sold	37,459	$406,412	10,411	$104,176
Issued as reinvestment of dividends	6	62	—	—
Redeemed	(1,956)	(22,174)	—	—
Net increase (decrease)	35,509	$384,300	10,411	$104,176
MM Select T. Rowe Price Retirement 2065 Fund Class M4(a)
Sold	74,715	$799,931	11,254	$113,167
Issued as reinvestment of dividends	1,239	13,273	—	—
Redeemed	(1,237)	(13,876)	—	—
Net increase (decrease)	74,717	$799,328	11,254	$113,167
MM Select T. Rowe Price Retirement 2065 Fund Class M3(a)
Sold	—	$—	10,000	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,000	$100,000

(a)	Commenced operations on February 1, 2023.
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2024:

Front-End Sales Charges Retained by Distributor
MM Select T. Rowe Price Retirement 2040 Fund	$ 6

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2024, no amounts have been retained by the Distributor.
With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

157

Notes to Financial Statements (Unaudited) (Continued)
6.	Federal Income Tax Information
At March 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
20/80 Allocation Fund	$ 190,016,322	$2,128,084	$ (15,295,742)	$(13,167,658)
40/60 Allocation Fund	190,153,793	3,464,633	(13,102,101)	(9,637,468)
60/40 Allocation Fund	168,001,956	6,360,040	(6,556,449)	(196,409)
80/20 Allocation Fund	122,340,370	6,707,266	(1,407,337)	5,299,929
MM RetireSMART by JPMorgan In Retirement Fund	74,395,525	2,234,931	(2,479,096)	(244,165)
MM RetireSMART by JPMorgan 2020 Fund	115,988,480	3,772,555	(3,114,572)	657,983
MM RetireSMART by JPMorgan 2025 Fund	138,400,230	4,259,467	(5,078,271)	(818,804)
MM RetireSMART by JPMorgan 2030 Fund	263,776,919	12,145,267	(4,931,790)	7,213,477
MM RetireSMART by JPMorgan 2035 Fund	161,638,899	6,669,599	(2,912,854)	3,756,745
MM RetireSMART by JPMorgan 2040 Fund	195,344,684	13,382,907	(1,264,197)	12,118,710
MM RetireSMART by JPMorgan 2045 Fund	122,711,372	7,225,777	(778,208)	6,447,569
MM RetireSMART by JPMorgan 2050 Fund	142,418,373	12,991,161	(300,196)	12,690,965
MM RetireSMART by JPMorgan 2055 Fund	68,123,130	4,634,897	(189,218)	4,445,679
MM RetireSMART by JPMorgan 2060 Fund	25,347,648	2,153,797	(50,645)	2,103,152
MM RetireSMART by JPMorgan 2065 Fund	905,439	80,864	(1,171)	79,693
MM Select T. Rowe Price Retirement Balanced Fund	218,884,959	8,130,624	(14,012,562)	(5,881,938)
MM Select T. Rowe Price Retirement 2005 Fund	18,227,644	1,002,944	(796,005)	206,939
MM Select T. Rowe Price Retirement 2010 Fund	103,928,320	4,842,059	(6,888,432)	(2,046,373)
MM Select T. Rowe Price Retirement 2015 Fund	115,409,027	5,193,184	(7,154,522)	(1,961,338)
MM Select T. Rowe Price Retirement 2020 Fund	509,251,291	24,201,213	(32,029,475)	(7,828,262)
MM Select T. Rowe Price Retirement 2025 Fund	543,656,101	22,572,059	(27,760,707)	(5,188,648)
MM Select T. Rowe Price Retirement 2030 Fund	1,394,622,922	100,888,542	(55,973,502)	44,915,040
MM Select T. Rowe Price Retirement 2035 Fund	794,671,827	55,218,747	(18,028,460)	37,190,287
MM Select T. Rowe Price Retirement 2040 Fund	1,327,164,466	126,478,948	(17,078,299)	109,400,649
MM Select T. Rowe Price Retirement 2045 Fund	665,027,969	53,573,529	(2,640,813)	50,932,716
MM Select T. Rowe Price Retirement 2050 Fund	982,520,693	94,082,091	(2,188,155)	91,893,936
MM Select T. Rowe Price Retirement 2055 Fund	458,386,470	37,462,903	(600,744)	36,862,159
MM Select T. Rowe Price Retirement 2060 Fund	281,520,768	24,201,864	(227,689)	23,974,175
MM Select T. Rowe Price Retirement 2065 Fund	3,620,328	400,093	(175)	399,918

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.

158

Notes to Financial Statements (Unaudited) (Continued)
At September 30, 2023, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
20/80 Allocation Fund	$ 102,242	$ 978,768
MM RetireSMART by JPMorgan In Retirement Fund	113,059	733,102
MM RetireSMART by JPMorgan 2020 Fund	174,287	4,626,107
MM RetireSMART by JPMorgan 2025 Fund	267,396	194,566
MM RetireSMART by JPMorgan 2030 Fund	350,945	6,678,359
MM RetireSMART by JPMorgan 2040 Fund	—	406,180
MM Select T. Rowe Price Retirement 2005 Fund	—	1,070,116

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2023, late year ordinary losses:

Amount
MM Select T. Rowe Price Retirement 2035 Fund	$ 675,223
MM Select T. Rowe Price Retirement 2040 Fund	2,831,974
MM Select T. Rowe Price Retirement 2045 Fund	1,658,540
MM Select T. Rowe Price Retirement 2050 Fund	2,807,903
MM Select T. Rowe Price Retirement 2055 Fund	1,195,198
MM Select T. Rowe Price Retirement 2060 Fund	664,756
MM Select T. Rowe Price Retirement 2065 Fund	820

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
20/80 Allocation Fund	$ 4,344,346	$3,335,282
40/60 Allocation Fund	3,634,893	7,743,031
60/40 Allocation Fund	3,075,162	13,927,509
80/20 Allocation Fund	2,154,761	12,913,904
MM RetireSMART by JPMorgan In Retirement Fund	3,746,798	2,252,776
MM RetireSMART by JPMorgan 2020 Fund	3,896,107	4,796,539
MM RetireSMART by JPMorgan 2025 Fund	3,389,981	8,805,704
MM RetireSMART by JPMorgan 2030 Fund	6,938,808	24,627,315
MM RetireSMART by JPMorgan 2035 Fund	2,421,617	13,632,319
MM RetireSMART by JPMorgan 2040 Fund	3,819,922	23,504,901
MM RetireSMART by JPMorgan 2045 Fund	1,457,764	12,996,585
MM RetireSMART by JPMorgan 2050 Fund	2,478,603	17,297,493
MM RetireSMART by JPMorgan 2055 Fund	769,184	6,609,677
MM RetireSMART by JPMorgan 2060 Fund	310,977	2,242,954
MM Select T. Rowe Price Retirement Balanced Fund	7,487,790	8,500,659

159

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain
MM Select T. Rowe Price Retirement 2005 Fund	$1,123,028	$1,080,455
MM Select T. Rowe Price Retirement 2010 Fund	4,246,622	7,543,053
MM Select T. Rowe Price Retirement 2015 Fund	4,238,562	8,956,493
MM Select T. Rowe Price Retirement 2020 Fund	18,687,551	49,831,295
MM Select T. Rowe Price Retirement 2025 Fund	17,150,302	54,274,394
MM Select T. Rowe Price Retirement 2030 Fund	29,043,039	132,629,224
MM Select T. Rowe Price Retirement 2035 Fund	11,883,822	67,111,686
MM Select T. Rowe Price Retirement 2040 Fund	14,631,398	137,481,617
MM Select T. Rowe Price Retirement 2045 Fund	6,112,407	57,153,909
MM Select T. Rowe Price Retirement 2050 Fund	8,144,008	91,328,884
MM Select T. Rowe Price Retirement 2055 Fund	4,970,034	30,684,516
MM Select T. Rowe Price Retirement 2060 Fund	1,765,440	11,441,931

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2023:

Amount
20/80 Allocation Fund	$17,850
40/60 Allocation Fund	30,599
60/40 Allocation Fund	28,859
80/20 Allocation Fund	44,510
MM RetireSMART by JPMorgan In Retirement Fund	23,499
MM RetireSMART by JPMorgan 2020 Fund	45,892
MM RetireSMART by JPMorgan 2025 Fund	58,582
MM RetireSMART by JPMorgan 2030 Fund	170,130
MM RetireSMART by JPMorgan 2035 Fund	99,282
MM RetireSMART by JPMorgan 2040 Fund	185,166
MM RetireSMART by JPMorgan 2045 Fund	89,294
MM RetireSMART by JPMorgan 2050 Fund	145,460
MM RetireSMART by JPMorgan 2055 Fund	49,063
MM RetireSMART by JPMorgan 2060 Fund	16,196
MM Select T. Rowe Price Retirement Balanced Fund	51,978
MM Select T. Rowe Price Retirement 2005 Fund	8,619
MM Select T. Rowe Price Retirement 2010 Fund	38,903
MM Select T. Rowe Price Retirement 2015 Fund	45,909
MM Select T. Rowe Price Retirement 2020 Fund	452,060
MM Select T. Rowe Price Retirement 2025 Fund	264,314
MM Select T. Rowe Price Retirement 2030 Fund	714,355
MM Select T. Rowe Price Retirement 2035 Fund	442,945
MM Select T. Rowe Price Retirement 2040 Fund	831,056
MM Select T. Rowe Price Retirement 2045 Fund	412,941
MM Select T. Rowe Price Retirement 2050 Fund	619,008
MM Select T. Rowe Price Retirement 2055 Fund	260,628
MM Select T. Rowe Price Retirement 2060 Fund	122,673

160

Notes to Financial Statements (Unaudited) (Continued)
Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2023, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
20/80 Allocation Fund	$782,171	$(1,081,010)	$(19,433)	$(30,011,712)	$ (30,329,984)
40/60 Allocation Fund	596,146	2,992,877	(33,345)	(33,075,890)	(29,520,212)
60/40 Allocation Fund	271,484	3,598,177	(26,893)	(27,957,176)	(24,114,408)
80/20 Allocation Fund	100,969	3,381,894	(9,191)	(19,993,714)	(16,520,042)
MM RetireSMART by JPMorgan In Retirement Fund	2,140,724	(846,161)	(32,396)	(13,112,293)	(11,850,126)
MM RetireSMART by JPMorgan 2020 Fund	2,076,941	(4,800,394)	(55,716)	(21,439,180)	(24,218,349)
MM RetireSMART by JPMorgan 2025 Fund	1,167,419	(461,962)	(13,363)	(24,932,191)	(24,240,097)
MM RetireSMART by JPMorgan 2030 Fund	1,861,792	(7,029,304)	(52,818)	(44,237,540)	(49,457,870)
MM RetireSMART by JPMorgan 2035 Fund	1,070,951	4,903,557	(15,357)	(27,188,559)	(21,229,408)
MM RetireSMART by JPMorgan 2040 Fund	1,208,656	(406,180)	(32,278)	(27,151,529)	(26,381,331)
MM RetireSMART by JPMorgan 2045 Fund	1,015,627	5,062,085	(9,111)	(19,721,839)	(13,653,238)
MM RetireSMART by JPMorgan 2050 Fund	1,587,713	1,267,231	(16,816)	(19,871,520)	(17,033,392)
MM RetireSMART by JPMorgan 2055 Fund	529,713	2,768,280	(2,027)	(10,840,140)	(7,544,174)
MM RetireSMART by JPMorgan 2060 Fund	123,395	1,171,090	(594)	(3,949,190)	(2,655,299)
MM RetireSMART by JPMorgan 2065 Fund	5,274	—	—	(13,180)	(7,906)
MM Select T. Rowe Price Retirement Balanced Fund	514,049	4,567,033	—	(28,917,202)	(23,836,120)
MM Select T. Rowe Price Retirement 2005 Fund	45,104	(1,070,116)	—	(3,052,023)	(4,077,035)
MM Select T. Rowe Price Retirement 2010 Fund	349,922	733,281	—	(17,207,062)	(16,123,859)
MM Select T. Rowe Price Retirement 2015 Fund	594,530	1,814,573	—	(18,155,891)	(15,746,788)
MM Select T. Rowe Price Retirement 2020 Fund	1,513,988	13,461,157	—	(79,221,993)	(64,246,848)
MM Select T. Rowe Price Retirement 2025 Fund	1,189,103	22,582,334	—	(85,227,078)	(61,455,641)
MM Select T. Rowe Price Retirement 2030 Fund	280,073	78,514,189	—	(152,170,394)	(73,376,132)
MM Select T. Rowe Price Retirement 2035 Fund	—	49,126,781	(675,223)	(78,788,802)	(30,337,244)
MM Select T. Rowe Price Retirement 2040 Fund	—	79,609,101	(2,831,974)	(91,399,925)	(14,622,798)
MM Select T. Rowe Price Retirement 2045 Fund	—	42,219,844	(1,658,540)	(49,541,594)	(8,980,290)
MM Select T. Rowe Price Retirement 2050 Fund	1	58,999,373	(2,807,903)	(58,200,271)	(2,008,800)
MM Select T. Rowe Price Retirement 2055 Fund	—	27,159,541	(1,195,198)	(32,122,765)	(6,158,422)
MM Select T. Rowe Price Retirement 2060 Fund	—	12,470,193	(664,756)	(18,444,574)	(6,639,137)
MM Select T. Rowe Price Retirement 2065 Fund	—	—	(820)	1,983	1,163

The Funds did not have any unrecognized tax benefits at March 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

161

Notes to Financial Statements (Unaudited) (Continued)
7. Investment in Affiliated Issuers
A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2024, was as follows:

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$3,053,846	$853,624	$(756,651)	$421,281	$(207,768)	$3,364,332	149,459	$—	$631,204
MassMutual Core Bond Fund, Class I	27,656,139	3,734,754	(2,469,896)	1,063,344	(604,337)	29,380,004	3,271,715	1,628,688	—
MassMutual Diversified Value Fund, Class I	2,076,214	169,591	(256,830)	303,366	3,025	2,295,366	181,165	48,281	62,678
MassMutual Equity Opportunities Fund, Class I	4,476,255	354,119	(447,441)	422,393	110,531	4,915,857	270,697	63,542	156,737
MassMutual Fundamental Value Fund, Class I	1,904,701	315,775	(339,003)	140,407	41,746	2,063,626	222,134	36,460	145,340
MassMutual Global Floating Rate Fund, Class I	211,620	18,164	(19,443)	1,310	(1,112)	210,539	23,871	9,738	—
MassMutual Growth Opportunities Fund, Class I	811,430	31,979	(221,360)	327,128	(47,021)	902,156	127,603	—	—
MassMutual High Yield Fund, Class I	476,901	36,561	(45,140)	24,169	(1,195)	491,296	62,189	16,481	—
MassMutual Inflation-Protected and Income Fund, Class I	1,343,732	58,647	(712,426)	159,346	(153,225)	696,074	75,170	26,346	—
MassMutual International Equity Fund, Class I	1,229,179	159,154	(137,271)	121,212	(28,756)	1,343,518	157,690	26,964	17,815
MassMutual Mid Cap Growth Fund, Class I	982,752	95,535	(148,823)	129,652	22,162	1,081,278	50,082	—	56,273
MassMutual Mid Cap Value Fund, Class I	982,919	59,481	(94,650)	132,713	18,594	1,099,057	89,137	17,448	—
MassMutual Overseas Fund, Class I	2,416,131	438,306	(414,365)	303,016	(21,306)	2,721,782	304,450	46,045	28,858
MassMutual Short-Duration Bond Fund, Class I	10,973,814	1,089,424	(1,178,028)	488,792	(144,116)	11,229,886	1,253,335	199,104	—
MassMutual Small Cap Growth Equity Fund, Class I	260,960	17,575	(43,395)	57,753	(1,524)	291,369	18,325	—	—
MassMutual Small Cap Value Equity Fund, Class I	530,262	105,661	(62,369)	14,637	(8,544)	579,647	65,571	—	78,363
MassMutual Strategic Bond Fund, Class I	32,440,345	5,292,232	(3,168,533)	1,361,870	(847,576)	35,078,338	4,126,863	1,864,623	—
MassMutual Strategic Emerging Markets Fund, Class I	472,039	105,259	(76,439)	93,646	(49,838)	544,667	53,451	634	—
MassMutual Total Return Bond Fund, Class I	38,348,466	5,460,863	(3,404,843)	1,231,168	(720,756)	40,914,898	4,905,863	1,984,048	—
MM Equity Asset Fund, Class I	8,200,515	1,698,383	(1,669,692)	1,156,470	(398,584)	8,987,092	1,117,798	112,493	994,014
	$ 138,848,220	$ 20,095,087	$(15,666,598)	$7,953,673	$(3,039,600)	$ 148,190,782		$ 6,080,895	$ 2,171,282
40/60 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$6,123,243	$1,607,283	$(1,352,353)	$ 1,135,570	$(704,658)	$6,809,085	302,492	$—	$ 1,276,730
MassMutual Core Bond Fund, Class I	20,761,384	2,896,798	(1,801,150)	807,597	(457,599)	22,207,030	2,472,943	1,225,397	—
MassMutual Diversified Value Fund, Class I	4,245,406	294,718	(486,462)	612,823	7,471	4,673,956	368,899	96,929	125,832
MassMutual Equity Opportunities Fund, Class I	9,109,021	548,588	(699,394)	1,118,919	(45,872)	10,031,262	552,382	127,293	313,989
MassMutual Fundamental Value Fund, Class I	3,805,422	577,376	(589,679)	396,017	(30,368)	4,158,768	447,661	73,423	292,680

162

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
40/60 Allocation Fund (Continued)
MassMutual Global Floating Rate Fund, Class I	$163,830	$13,865	$(16,830)	$1,108	$(978)	$160,995	18,254	$7,388	$—
MassMutual Growth Opportunities Fund, Class I	1,617,177	36,158	(408,337)	689,077	(131,869)	1,802,206	254,909	—	—
MassMutual High Yield Fund, Class I	364,538	26,130	(33,473)	18,466	(1,168)	374,493	47,404	12,495	—
MassMutual Inflation-Protected and Income Fund, Class I	1,027,047	33,372	(531,175)	129,967	(125,268)	533,943	57,661	19,974	—
MassMutual International Equity Fund, Class I	2,457,275	318,650	(250,484)	228,532	(44,012)	2,709,961	318,071	53,657	35,451
MassMutual Mid Cap Growth Fund, Class I	1,983,972	158,010	(260,176)	267,248	38,281	2,187,335	101,312	—	112,666
MassMutual Mid Cap Value Fund, Class I	1,996,911	77,425	(150,641)	269,855	34,645	2,228,195	180,713	34,955	—
MassMutual Overseas Fund, Class I	4,776,758	895,191	(748,054)	749,483	(181,346)	5,492,032	614,321	92,814	58,170
MassMutual Short-Duration Bond Fund, Class I	8,327,473	732,651	(765,592)	364,285	(104,800)	8,554,017	954,689	150,599	—
MassMutual Small Cap Growth Equity Fund, Class I	527,857	25,423	(76,907)	114,930	(1,922)	589,381	37,068	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,070,655	194,683	(105,034)	76,539	(64,380)	1,172,463	132,631	—	156,914
MassMutual Strategic Bond Fund, Class I	24,341,780	4,011,409	(2,219,132)	1,145,040	(752,916)	26,526,181	3,120,727	1,403,707	—
MassMutual Strategic Emerging Markets Fund, Class I	934,896	217,171	(141,110)	152,504	(63,841)	1,099,620	107,912	1,278	—
MassMutual Total Return Bond Fund, Class I	28,777,402	4,292,130	(2,519,199)	1,056,887	(667,081)	30,940,139	3,709,849	1,493,602	—
MM Equity Asset Fund, Class I	16,481,227	3,124,534	(2,910,036)	2,256,161	(723,609)	18,228,277	2,267,199	228,031	2,014,936
	$ 138,893,274	$ 20,081,565	$ (16,065,218)	$ 11,591,008	$ (4,021,290)	$ 150,479,339		$ 5,021,542	$ 4,387,368
60/40 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$8,565,189	$2,226,805	$(1,973,979)	$1,442,620	$(788,960)	$9,471,675	420,776	$—	$ 1,724,122
MassMutual Core Bond Fund, Class I	12,750,986	2,145,457	(1,542,778)	595,483	(373,495)	13,575,653	1,511,765	733,746	—
MassMutual Diversified Value Fund, Class I	5,896,583	406,406	(723,834)	848,857	12,273	6,440,285	508,310	132,429	171,918
MassMutual Equity Opportunities Fund, Class I	12,744,345	770,406	(1,268,544)	1,454,072	46,051	13,746,330	756,956	173,905	428,965
MassMutual Fundamental Value Fund, Class I	5,333,820	868,825	(928,341)	567,564	(49,100)	5,792,768	623,549	99,145	395,214
MassMutual Global Floating Rate Fund, Class I	104,207	7,832	(13,330)	784	(719)	98,774	11,199	4,572	—
MassMutual Growth Opportunities Fund, Class I	2,261,922	74,118	(602,384)	994,760	(216,165)	2,512,251	355,340	—	—
MassMutual High Yield Fund, Class I	223,991	17,801	(24,246)	11,314	(706)	228,154	28,880	7,672	—
MassMutual Inflation-Protected and Income Fund, Class I	630,822	24,589	(326,227)	59,969	(56,918)	332,235	35,878	12,359	—
MassMutual International Equity Fund, Class I	3,360,476	652,874	(517,534)	325,942	(68,086)	3,753,672	440,572	72,170	47,683
MassMutual Mid Cap Growth Fund, Class I	2,766,629	246,036	(399,553)	443,302	(16,732)	3,039,682	140,791	—	154,687
MassMutual Mid Cap Value Fund, Class I	2,778,555	135,716	(247,059)	366,166	56,391	3,089,769	250,590	47,764	—
MassMutual Overseas Fund, Class I	6,561,577	1,643,259	(1,376,522)	991,332	(202,636)	7,617,010	852,015	122,843	76,990

163

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
60/40 Allocation Fund (Continued)
MassMutual Short-Duration Bond Fund, Class I	$5,147,232	$519,639	$(622,335)	$220,365	$(61,200)	$5,203,701	580,770	$92,517	$—
MassMutual Small Cap Growth Equity Fund, Class I	734,313	47,889	(118,148)	160,095	(3,467)	820,682	51,615	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,490,816	309,293	(190,150)	86,188	(66,612)	1,629,535	184,337	—	213,890
MassMutual Strategic Bond Fund, Class I	14,955,844	2,848,215	(1,848,118)	789,637	(542,056)	16,203,522	1,906,297	840,280	—
MassMutual Strategic Emerging Markets Fund, Class I	1,284,512	391,478	(271,666)	131,129	(10,260)	1,525,193	149,675	1,689	—
MassMutual Total Return Bond Fund, Class I	17,683,853	3,121,471	(2,155,645)	728,698	(482,710)	18,895,667	2,265,668	893,694	—
MM Equity Asset Fund, Class I	23,056,496	4,368,175	(4,287,061)	3,249,047	(1,030,749)	25,355,908	3,153,720	307,796	2,719,749
	$ 128,332,168	$ 20,826,284	$ (19,437,454)	$ 13,467,324	$ (3,855,856)	$ 139,332,466		$ 3,542,581	$ 5,933,218
80/20 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$8,700,173	$2,154,927	$(1,967,907)	$1,140,585	$(502,107)	$9,525,671	423,175	$—	$ 1,748,778
MassMutual Core Bond Fund, Class I	4,695,723	852,161	(664,775)	250,723	(174,945)	4,958,887	552,215	270,786	—
MassMutual Diversified Value Fund, Class I	5,965,995	418,700	(758,547)	870,810	(1,660)	6,495,298	512,652	134,438	174,527
MassMutual Equity Opportunities Fund, Class I	12,981,582	725,694	(1,328,005)	1,332,129	177,321	13,888,721	764,797	176,521	435,418
MassMutual Fundamental Value Fund, Class I	5,408,142	844,875	(950,552)	574,209	(59,741)	5,816,933	626,150	100,551	400,816
MassMutual Global Floating Rate Fund, Class I	68,092	5,646	(8,617)	109	(69)	65,161	7,388	2,984	—
MassMutual Growth Opportunities Fund, Class I	2,277,324	61,298	(604,107)	1,151,971	(371,028)	2,515,458	355,793	—	—
MassMutual High Yield Fund, Class I	62,276	5,460	(7,504)	2,534	389	63,155	7,994	2,132	—
MassMutual Inflation-Protected and Income Fund, Class I	240,890	11,000	(129,297)	13,284	(12,210)	123,667	13,355	4,646	—
MassMutual International Equity Fund, Class I	3,386,275	689,639	(609,000)	265,253	(10,358)	3,721,809	436,832	73,407	48,499
MassMutual Mid Cap Growth Fund, Class I	2,799,801	226,929	(402,485)	447,172	(19,529)	3,051,888	141,357	—	156,605
MassMutual Mid Cap Value Fund, Class I	2,811,685	164,563	(292,554)	359,827	65,796	3,109,317	252,175	48,483	—
MassMutual Overseas Fund, Class I	6,664,631	1,694,294	(1,569,096)	1,077,754	(306,010)	7,561,573	845,813	124,810	78,223
MassMutual Short-Duration Bond Fund, Class I	1,918,105	201,286	(235,009)	90,450	(31,029)	1,943,803	216,942	34,596	—
MassMutual Small Cap Growth Equity Fund, Class I	744,860	39,117	(117,122)	164,430	(7,315)	823,970	51,822	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,511,995	316,845	(206,240)	80,442	(63,854)	1,639,188	185,428	—	217,048
MassMutual Strategic Bond Fund, Class I	5,524,442	1,109,180	(796,365)	291,584	(210,097)	5,918,744	696,323	310,172	—
MassMutual Strategic Emerging Markets Fund, Class I	1,305,213	399,534	(309,708)	326,864	(207,142)	1,514,761	148,652	1,717	—
MassMutual Total Return Bond Fund, Class I	6,528,234	1,229,893	(929,905)	285,965	(204,343)	6,909,844	828,518	330,324	—
MM Equity Asset Fund, Class I	23,429,702	4,295,667	(4,402,354)	2,886,587	(696,549)	25,513,053	3,173,265	312,532	2,761,596
	$97,025,140	$ 15,446,708	$ (16,289,149)	$11,612,682	$ (2,634,480)	$ 105,160,901		$ 1,928,099	$ 6,021,510

164

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan In Retirement Fund
MassMutual Blue Chip Growth Fund, Class I	$1,342,314	$438,351	$(281,611)	$141,536	$(51,996)	$1,588,594	70,573	$—	$279,313
MassMutual Core Bond Fund, Class I	16,744,735	1,916,795	(3,089,441)	1,044,133	(771,051)	15,845,171	1,764,496	944,815	—
MassMutual Diversified Value Fund, Class I	812,439	158,027	(115,476)	135,250	(11,678)	978,562	77,235	19,018	24,690
MassMutual Equity Opportunities Fund, Class I	2,143,933	673,816	(538,380)	356,684	(91,502)	2,544,551	140,118	29,317	72,314
MassMutual Fundamental Value Fund, Class I	1,090,159	283,922	(188,305)	140,622	(32,795)	1,293,603	139,247	21,124	84,205
MassMutual Global Floating Rate Fund, Class I	39,330	2,834	(42,199)	(846)	881	—	—	1,608	—
MassMutual Growth Opportunities Fund, Class I	400,707	34,068	(95,609)	142,076	(6,421)	474,821	67,160	—	—
MassMutual High Yield Fund, Class I	5,442,283	398,393	(1,224,997)	439,083	(182,198)	4,872,564	616,780	182,208	—
MassMutual Inflation-Protected and Income Fund, Class I	2,761,755	1,179,635	(325,954)	90,582	(60,146)	3,645,872	393,723	107,689	—
MassMutual International Equity Fund, Class I	1,453,727	152,143	(248,129)	117,883	(10,046)	1,465,578	172,016	31,226	20,630
MassMutual Mid Cap Growth Fund, Class I	702,309	96,590	(171,860)	150,059	(41,696)	735,402	34,062	—	41,639
MassMutual Mid Cap Value Fund, Class I	703,122	47,053	(109,464)	133,331	(26,449)	747,593	60,632	12,455	—
MassMutual Overseas Fund, Class I	2,509,122	427,332	(634,757)	286,145	935	2,588,777	289,572	46,894	29,390
MassMutual Small Cap Growth Equity Fund, Class I	520,426	42,032	(313,073)	88,894	13,136	351,415	22,102	—	—
MassMutual Small Cap Value Equity Fund, Class I	687,101	167,718	(382,030)	64,539	(68,572)	468,756	53,027	—	105,564
MassMutual Strategic Bond Fund, Class I	5,546,815	612,620	(940,449)	344,499	(254,319)	5,309,166	624,608	304,494	—
MassMutual Strategic Emerging Markets Fund, Class I	894,402	997,307	(205,119)	110,121	8,862	1,805,573	177,191	1,139	—
MassMutual Total Return Bond Fund, Class I	5,591,028	598,211	(957,161)	287,257	(211,703)	5,307,632	636,407	276,877	—
MM Equity Asset Fund, Class I	6,747,932	2,282,729	(1,699,369)	916,339	(269,206)	7,978,425	992,341	92,492	817,277
	$ 56,133,639	$ 10,509,576	$ (11,563,383)	$ 4,988,187	$ (2,065,964)	$ 58,002,055		$ 2,071,356	$ 1,475,022
MM RetireSMART by JPMorgan 2020 Fund
MassMutual Blue Chip Growth Fund, Class I	$2,203,773	$720,430	$(581,813)	$164,219	$(11,065)	$2,495,544	110,864	$—	$431,854
MassMutual Core Bond Fund, Class I	27,517,428	3,276,712	(6,346,598)	1,976,696	(1,527,993)	24,896,245	2,772,410	1,470,134	—
MassMutual Diversified Value Fund, Class I	1,339,200	209,654	(203,515)	217,810	(21,819)	1,541,330	121,652	30,257	39,279
MassMutual Equity Opportunities Fund, Class I	3,534,181	905,898	(843,275)	569,767	(147,567)	4,019,004	221,311	46,649	115,066
MassMutual Fundamental Value Fund, Class I	1,791,223	483,130	(412,834)	235,886	(65,000)	2,032,405	218,773	32,575	129,851
MassMutual Global Floating Rate Fund, Class I	64,315	2,761	(67,133)	(1,549)	1,606	—	—	2,611	—
MassMutual Growth Opportunities Fund, Class I	654,303	35,853	(159,417)	220,207	(3,114)	747,832	105,775	—	—
MassMutual High Yield Fund, Class I	8,900,114	454,176	(2,065,877)	664,246	(255,260)	7,697,399	974,354	292,813	—

165

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2020 Fund (Continued)
MassMutual Inflation-Protected and Income Fund, Class I	$4,540,545	$1,624,455	$(474,699)	$138,126	$(87,269)	$5,741,158	619,995	$171,130	$—
MassMutual International Equity Fund, Class I	2,387,674	173,714	(421,866)	176,147	(5,412)	2,310,257	271,157	48,951	32,342
MassMutual Mid Cap Growth Fund, Class I	1,149,347	144,829	(307,447)	239,105	(67,590)	1,158,244	53,647	—	66,280
MassMutual Mid Cap Value Fund, Class I	1,159,054	59,158	(210,180)	205,270	(35,897)	1,177,405	95,491	19,818	—
MassMutual Overseas Fund, Class I	4,148,314	941,331	(1,473,488)	337,750	104,911	4,058,818	454,006	69,634	43,643
MassMutual Small Cap Growth Equity Fund, Class I	849,918	63,289	(520,947)	124,725	36,618	553,603	34,818	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,124,782	259,615	(636,560)	86,497	(96,584)	737,750	83,456	—	167,919
MassMutual Strategic Bond Fund, Class I	9,115,239	1,033,679	(1,956,257)	631,808	(482,996)	8,341,473	981,350	473,596	—
MassMutual Strategic Emerging Markets Fund, Class I	1,465,075	1,614,149	(420,225)	162,742	25,637	2,847,378	279,429	1,788	—
MassMutual Total Return Bond Fund, Class I	9,187,311	1,126,603	(2,100,417)	574,770	(448,799)	8,339,468	999,936	430,637	—
MM Equity Asset Fund, Class I	11,083,111	3,401,188	(2,999,526)	1,432,258	(384,411)	12,532,620	1,558,784	142,843	1,262,192
	$ 92,214,907	$ 16,530,624	$ (22,202,074)	$ 8,156,480	$ (3,472,004)	$ 91,227,933		$ 3,233,436	$ 2,288,426
MM RetireSMART by JPMorgan 2025 Fund
MassMutual Blue Chip Growth Fund, Class I	$3,063,957	$848,849	$(792,583)	$337,040	$(131,661)	$3,325,602	147,739	$—	$624,157
MassMutual Core Bond Fund, Class I	28,108,403	5,223,071	(5,485,610)	1,833,145	(1,409,399)	28,269,610	3,148,063	1,566,022	—
MassMutual Diversified Value Fund, Class I	1,870,832	183,262	(266,080)	316,672	(46,577)	2,058,109	162,440	42,599	55,302
MassMutual Equity Opportunities Fund, Class I	4,940,412	494,130	(673,193)	530,454	30,645	5,322,448	293,086	65,990	162,775
MassMutual Fundamental Value Fund, Class I	2,487,817	488,307	(502,084)	313,041	(78,342)	2,708,739	291,576	47,186	188,090
MassMutual Global Floating Rate Fund, Class I	70,577	6,006	(76,636)	(1,761)	1,814	—	—	2,893	—
MassMutual Growth Opportunities Fund, Class I	917,247	30,801	(254,066)	344,268	(39,070)	999,180	141,327	—	—
MassMutual High Yield Fund, Class I	9,841,249	623,031	(2,679,380)	790,525	(340,023)	8,235,402	1,042,456	322,435	—
MassMutual Inflation-Protected and Income Fund, Class I	3,347,969	2,423,831	(375,620)	71,507	(40,321)	5,427,366	586,109	131,550	—
MassMutual International Equity Fund, Class I	3,263,824	241,874	(652,377)	354,898	(125,564)	3,082,655	361,814	67,939	44,887
MassMutual Mid Cap Growth Fund, Class I	1,575,546	192,153	(461,930)	421,959	(185,023)	1,542,705	71,455	—	90,841
MassMutual Mid Cap Value Fund, Class I	1,583,908	73,886	(319,894)	226,455	3,572	1,567,927	127,164	27,168	—
MassMutual Overseas Fund, Class I	5,597,752	1,090,339	(1,918,430)	829,520	(215,417)	5,383,764	602,211	101,330	63,508
MassMutual Small Cap Growth Equity Fund, Class I	1,169,942	82,417	(740,751)	264,571	(37,480)	738,699	46,459	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,553,066	352,827	(910,492)	205,742	(216,249)	984,894	111,413	—	231,994
MassMutual Strategic Bond Fund, Class I	9,321,153	1,818,604	(1,793,700)	633,554	(500,073)	9,479,538	1,115,240	503,841	—

166

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2025 Fund (Continued)
MassMutual Strategic Emerging Markets Fund, Class I	$3,155,523	$922,670	$(566,603)	$425,883	$(144,589)	$3,792,884	372,216	$3,913	$—
MassMutual Total Return Bond Fund, Class I	9,394,873	2,302,646	(2,340,294)	649,558	(526,784)	9,479,999	1,136,690	459,632	—
MM Equity Asset Fund, Class I	15,399,588	3,260,535	(3,375,609)	2,189,961	(801,788)	16,672,687	2,073,717	206,623	1,825,767
	$ 106,663,638	$ 20,659,239	$ (24,185,332)	$ 10,736,992	$ (4,802,329)	$ 109,072,208		$ 3,549,121	$ 3,287,321
MM RetireSMART by JPMorgan 2030 Fund
MassMutual Blue Chip Growth Fund, Class I	$7,456,399	$2,032,849	$(1,606,791)	$598,975	$(79,935)	$8,401,497	373,234	$—	$ 1,524,984
MassMutual Core Bond Fund, Class I	44,371,095	10,056,757	(7,409,232)	2,600,142	(1,877,231)	47,741,531	5,316,429	2,492,205	—
MassMutual Diversified Value Fund, Class I	4,504,118	480,193	(450,792)	779,873	(107,196)	5,206,196	410,907	103,430	134,270
MassMutual Equity Opportunities Fund, Class I	11,944,770	1,574,320	(1,421,599)	1,312,921	79,033	13,489,445	742,811	159,576	393,618
MassMutual Fundamental Value Fund, Class I	6,049,224	1,251,787	(1,045,769)	741,354	(152,462)	6,844,134	736,721	115,121	458,900
MassMutual Growth Opportunities Fund, Class I	2,220,974	75,590	(512,005)	758,329	(5,204)	2,537,684	358,937	—	—
MassMutual High Yield Fund, Class I	13,770,930	1,107,463	(3,172,064)	1,063,828	(427,218)	12,342,939	1,562,397	459,604	—
MassMutual Inflation-Protected and Income Fund, Class I	518,653	3,517,678	(39,935)	8,119	(4)	4,004,511	432,453	32,007	—
MassMutual International Equity Fund, Class I	7,883,841	656,984	(1,311,102)	658,611	(88,058)	7,800,276	915,525	163,796	108,218
MassMutual Mid Cap Growth Fund, Class I	3,780,030	453,376	(914,338)	889,104	(304,829)	3,903,343	180,794	—	219,914
MassMutual Mid Cap Value Fund, Class I	3,785,176	197,983	(585,310)	648,057	(79,095)	3,966,811	321,720	65,767	—
MassMutual Overseas Fund, Class I	13,704,097	2,384,129	(3,841,218)	1,672,565	(148,072)	13,771,501	1,540,436	247,429	155,073
MassMutual Small Cap Growth Equity Fund, Class I	2,801,096	361,851	(1,868,640)	452,371	100,103	1,846,781	116,150	—	—
MassMutual Small Cap Value Equity Fund, Class I	3,716,932	807,447	(2,046,986)	336,549	(351,629)	2,462,313	278,542	—	559,959
MassMutual Strategic Bond Fund, Class I	14,713,925	3,337,574	(2,265,680)	759,554	(540,026)	16,005,347	1,882,982	802,600	—
MassMutual Strategic Emerging Markets Fund, Class I	8,174,729	1,880,226	(1,131,735)	1,006,295	(272,753)	9,656,762	947,670	10,107	—
MassMutual Total Return Bond Fund, Class I	14,829,272	4,426,439	(3,458,849)	847,407	(636,597)	16,007,672	1,919,385	733,330	—
MM Equity Asset Fund, Class I	37,460,001	8,073,386	(6,819,454)	4,748,275	(1,272,299)	42,189,909	5,247,501	504,486	4,457,749
	$ 201,685,262	$ 42,676,032	$ (39,901,499)	$ 19,882,329	$ (6,163,472)	$ 218,178,652		$ 5,889,458	$ 8,012,685
MM RetireSMART by JPMorgan 2035 Fund
MassMutual Blue Chip Growth Fund, Class I	$7,918,096	$2,169,454	$(1,366,848)	$929,695	$(357,791)	$9,292,606	412,821	$—	$ 1,634,734
MassMutual Core Bond Fund, Class I	7,736,596	1,387,736	(988,746)	377,369	(258,571)	8,254,384	919,196	442,371	—
MassMutual Diversified Value Fund, Class I	3,159,623	374,149	(218,460)	521,051	(32,555)	3,803,808	300,222	73,192	95,016
MassMutual Equity Opportunities Fund, Class I	5,216,770	790,948	(460,953)	600,544	22,839	6,170,148	339,766	70,578	174,093
MassMutual Fundamental Value Fund, Class I	3,753,921	804,629	(521,467)	493,917	(112,946)	4,418,054	475,571	72,242	287,972

167

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2035 Fund (Continued)
MassMutual Growth Opportunities Fund, Class I	$2,592,809	$86,453	$(491,886)	$1,028,589	$(128,731)	$3,087,234	436,667	$—	$—
MassMutual High Yield Fund, Class I	4,717,223	795,899	(404,383)	278,386	(55,885)	5,331,240	674,841	165,573	—
MassMutual International Equity Fund, Class I	6,967,912	524,458	(859,158)	710,879	(195,526)	7,148,565	839,033	148,633	98,201
MassMutual Mid Cap Growth Fund, Class I	2,645,311	315,987	(531,924)	582,118	(161,079)	2,850,413	132,025	—	155,663
MassMutual Mid Cap Value Fund, Class I	2,648,751	136,865	(295,996)	389,134	18,977	2,897,731	235,015	46,566	—
MassMutual Overseas Fund, Class I	11,192,288	1,812,981	(2,696,050)	1,665,730	(392,112)	11,582,837	1,295,619	206,562	129,460
MassMutual Small Cap Growth Equity Fund, Class I	1,958,597	136,468	(1,150,453)	533,843	(136,505)	1,341,950	84,399	—	—
MassMutual Small Cap Value Equity Fund, Class I	2,600,730	599,293	(1,400,936)	410,850	(420,943)	1,788,994	202,375	—	396,516
MassMutual Strategic Bond Fund, Class I	12,494,842	4,547,639	(1,837,244)	727,799	(514,186)	15,418,850	1,813,982	700,057	—
MassMutual Strategic Emerging Markets Fund, Class I	3,136,889	750,123	(389,292)	385,302	(98,333)	3,784,689	371,412	3,943	—
MassMutual Total Return Bond Fund, Class I	12,588,184	4,284,676	(1,625,871)	531,751	(365,586)	15,413,154	1,848,100	636,720	—
MM Equity Asset Fund, Class I	26,536,306	5,886,015	(3,871,840)	3,835,984	(1,292,152)	31,094,313	3,867,452	361,040	3,190,223
	$ 117,864,848	$ 25,403,773	$ (19,111,507)	$ 14,002,941	$ (4,481,085)	$ 133,678,970		$ 2,927,477	$ 6,161,878
MM RetireSMART by JPMorgan 2040 Fund
MassMutual Blue Chip Growth Fund, Class I	$11,516,783	$3,134,196	$(2,258,293)	$1,042,426	$(221,474)	$13,213,638	587,012	$—	$ 2,318,739
MassMutual Core Bond Fund, Class I	5,210,581	2,513,650	(910,144)	208,883	(128,746)	6,894,224	767,731	291,848	—
MassMutual Diversified Value Fund, Class I	4,641,489	656,585	(549,486)	805,710	(112,684)	5,441,614	429,488	104,053	135,081
MassMutual Equity Opportunities Fund, Class I	7,678,489	1,279,107	(1,057,522)	931,912	(41,501)	8,790,485	484,058	100,596	248,136
MassMutual Fundamental Value Fund, Class I	5,456,522	1,224,238	(942,867)	675,965	(138,216)	6,275,642	675,527	102,161	407,236
MassMutual Growth Opportunities Fund, Class I	3,807,992	116,872	(797,833)	1,359,935	(81,578)	4,405,388	623,110	—	—
MassMutual High Yield Fund, Class I	5,619,103	447,869	(1,849,275)	544,341	(288,970)	4,473,068	566,211	183,740	—
MassMutual International Equity Fund, Class I	10,431,308	851,033	(1,799,594)	983,080	(231,883)	10,233,944	1,201,167	212,002	140,067
MassMutual Mid Cap Growth Fund, Class I	3,905,371	437,298	(849,979)	922,555	(327,245)	4,088,000	189,347	—	221,935
MassMutual Mid Cap Value Fund, Class I	3,910,792	194,501	(530,871)	687,444	(105,915)	4,155,951	337,060	66,349	—
MassMutual Overseas Fund, Class I	16,537,402	2,690,738	(4,601,301)	2,040,555	(196,966)	16,470,428	1,842,330	296,011	185,521
MassMutual Small Cap Growth Equity Fund, Class I	2,876,186	182,918	(1,696,280)	556,649	18,126	1,937,599	121,862	—	—
MassMutual Small Cap Value Equity Fund, Class I	3,820,361	830,891	(2,073,772)	358,269	(358,234)	2,577,515	291,574	—	561,954
MassMutual Strategic Bond Fund, Class I	9,621,061	4,599,405	(1,503,807)	358,190	(183,597)	12,891,252	1,516,618	527,670	—
MassMutual Strategic Emerging Markets Fund, Class I	4,478,246	1,292,219	(767,273)	586,349	(184,665)	5,404,876	530,410	5,416	—

168

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2040 Fund (Continued)
MassMutual Total Return Bond Fund, Class I	$9,696,840	$4,655,697	$(1,601,830)	$333,266	$(201,501)	$12,882,472	1,544,661	$478,236	$—
MM Equity Asset Fund, Class I	38,586,433	8,479,972	(6,486,429)	4,820,592	(1,194,607)	44,205,961	5,498,254	511,422	4,519,036
	$ 147,794,959	$ 33,587,189	$ (30,276,556)	$ 17,216,121	$ (3,979,656)	$ 164,342,057		$ 2,879,504	$ 8,737,705
MM RetireSMART by JPMorgan 2045 Fund
MassMutual Blue Chip Growth Fund, Class I	$7,375,728	$2,170,248	$(1,098,530)	$900,374	$(344,014)	$9,003,806	399,991	$—	$ 1,525,973
MassMutual Core Bond Fund, Class I	1,615,573	1,288,790	(299,231)	78,111	(41,839)	2,641,404	294,143	95,443	—
MassMutual Diversified Value Fund, Class I	2,970,034	447,888	(182,740)	470,777	(6,340)	3,699,619	291,998	68,631	89,095
MassMutual Equity Opportunities Fund, Class I	4,897,773	902,129	(401,969)	647,842	(59,492)	5,986,283	329,641	66,101	163,047
MassMutual Fundamental Value Fund, Class I	3,493,125	857,159	(438,344)	463,736	(99,348)	4,276,328	460,315	67,349	268,470
MassMutual Growth Opportunities Fund, Class I	2,437,261	64,943	(360,829)	959,544	(111,463)	2,989,456	422,837	—	—
MassMutual High Yield Fund, Class I	1,613,140	173,484	(150,348)	104,609	(28,765)	1,712,120	216,724	56,191	—
MassMutual International Equity Fund, Class I	6,642,972	546,749	(741,651)	657,805	(165,722)	6,940,153	814,572	140,308	92,700
MassMutual Mid Cap Growth Fund, Class I	2,499,323	292,364	(435,713)	485,735	(85,288)	2,756,421	127,671	—	146,584
MassMutual Mid Cap Value Fund, Class I	2,502,560	145,997	(221,743)	372,900	14,122	2,813,836	228,211	43,860	—
MassMutual Overseas Fund, Class I	10,543,813	1,989,830	(2,465,768)	1,568,762	(356,964)	11,279,673	1,261,708	195,349	122,432
MassMutual Small Cap Growth Equity Fund, Class I	1,840,932	126,409	(1,055,272)	558,781	(173,245)	1,297,605	81,610	—	—
MassMutual Small Cap Value Equity Fund, Class I	2,438,254	542,817	(1,254,313)	419,638	(417,698)	1,728,698	195,554	—	370,509
MassMutual Strategic Bond Fund, Class I	2,984,176	2,275,384	(376,471)	96,854	(48,378)	4,931,565	580,184	170,865	—
MassMutual Strategic Emerging Markets Fund, Class I	2,977,264	724,424	(326,389)	466,604	(192,617)	3,649,286	358,124	3,719	—
MassMutual Total Return Bond Fund, Class I	3,008,847	2,537,781	(664,082)	132,623	(82,629)	4,932,540	591,432	155,716	—
MM Equity Asset Fund, Class I	24,693,628	6,239,190	(3,223,761)	3,433,757	(996,305)	30,146,509	3,749,566	336,643	2,974,650
	$84,534,403	$21,325,586	$(13,697,154)	$11,818,452	$(3,195,985)	$100,785,302		$1,400,175	$ 5,753,460
MM RetireSMART by JPMorgan 2050 Fund
MassMutual Blue Chip Growth Fund, Class I	$9,552,222	$2,757,679	$(1,694,008)	$861,848	$(148,974)	$11,328,767	503,277	$—	$ 1,901,520
MassMutual Core Bond Fund, Class I	1,386,717	1,236,332	(583,029)	110,123	(75,713)	2,074,430	231,006	78,440	—
MassMutual Diversified Value Fund, Class I	3,833,643	666,421	(431,984)	651,176	(71,430)	4,647,826	366,837	85,166	110,561
MassMutual Equity Opportunities Fund, Class I	6,335,414	1,295,421	(855,214)	707,380	36,901	7,519,902	414,092	82,218	202,805
MassMutual Fundamental Value Fund, Class I	4,530,744	1,120,936	(728,244)	564,184	(107,118)	5,380,502	579,171	83,794	334,020
MassMutual Growth Opportunities Fund, Class I	3,151,592	122,126	(566,967)	1,107,512	(51,789)	3,762,474	532,175	—	—
MassMutual High Yield Fund, Class I	1,238,041	244,541	(172,157)	93,261	(36,628)	1,367,058	173,045	42,094	—

169

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2050 Fund (Continued)
MassMutual International Equity Fund, Class I	$8,588,669	$707,470	$(1,161,488)	$711,563	$(89,788)	$8,756,426	1,027,749	$172,106	$113,709
MassMutual Mid Cap Growth Fund, Class I	3,241,142	341,821	(594,314)	714,415	(218,923)	3,484,141	161,378	—	182,100
MassMutual Mid Cap Value Fund, Class I	3,245,708	170,284	(359,896)	611,611	(125,243)	3,542,464	287,304	54,567	—
MassMutual Overseas Fund, Class I	13,672,704	2,311,327	(3,312,744)	1,491,025	45,819	14,208,131	1,589,276	241,159	151,143
MassMutual Small Cap Growth Equity Fund, Class I	2,388,863	133,186	(1,360,977)	407,190	68,641	1,636,903	102,950	—	—
MassMutual Small Cap Value Equity Fund, Class I	3,170,597	647,645	(1,632,227)	247,224	(247,254)	2,185,985	247,283	—	458,545
MassMutual Strategic Bond Fund, Class I	2,562,873	1,650,125	(390,722)	95,282	(45,752)	3,871,806	455,507	140,479	—
MassMutual Strategic Emerging Markets Fund, Class I	3,894,206	1,021,128	(650,500)	415,076	(74,672)	4,605,238	451,937	4,580	—
MassMutual Total Return Bond Fund, Class I	2,583,020	1,867,501	(626,343)	120,286	(73,974)	3,870,490	464,088	127,819	—
MM Equity Asset Fund, Class I	32,001,848	7,939,954	(5,100,822)	3,840,010	(753,461)	37,927,529	4,717,354	419,201	3,704,147
	$ 105,378,003	$ 24,233,897	$ (20,221,636)	$ 12,749,166	$ (1,969,358)	$ 120,170,072		$ 1,531,623	$ 7,158,550
MM RetireSMART by JPMorgan 2055 Fund
MassMutual Blue Chip Growth Fund, Class I	$4,220,707	$1,395,558	$(630,909)	$512,573	$(188,021)	$5,309,908	235,891	$—	$868,575
MassMutual Core Bond Fund, Class I	612,033	440,419	(91,463)	22,522	(13,393)	970,118	108,031	35,633	—
MassMutual Diversified Value Fund, Class I	1,689,926	360,377	(150,133)	292,789	(24,971)	2,167,988	171,112	39,166	50,845
MassMutual Equity Opportunities Fund, Class I	2,797,637	669,238	(302,457)	370,785	(33,178)	3,502,025	192,843	37,605	92,759
MassMutual Fundamental Value Fund, Class I	2,000,637	570,576	(260,816)	271,314	(59,780)	2,521,931	271,467	38,368	152,942
MassMutual Growth Opportunities Fund, Class I	1,388,659	118,435	(235,508)	555,260	(71,731)	1,755,115	248,248	—	—
MassMutual High Yield Fund, Class I	546,549	128,032	(63,697)	39,118	(13,330)	636,672	80,591	19,275	—
MassMutual International Equity Fund, Class I	3,793,675	427,336	(416,567)	377,879	(98,188)	4,084,135	479,359	80,026	52,872
MassMutual Mid Cap Growth Fund, Class I	1,431,634	218,310	(250,536)	327,171	(97,320)	1,629,259	75,464	—	83,850
MassMutual Mid Cap Value Fund, Class I	1,430,918	121,513	(119,643)	221,116	2,200	1,656,104	134,315	25,086	—
MassMutual Overseas Fund, Class I	6,037,063	1,169,908	(1,257,232)	863,606	(170,779)	6,642,566	743,016	111,031	69,590
MassMutual Small Cap Growth Equity Fund, Class I	1,057,255	104,469	(612,085)	283,909	(67,817)	765,731	48,159	—	—
MassMutual Small Cap Value Equity Fund, Class I	1,396,726	357,512	(729,908)	216,373	(218,506)	1,022,197	115,633	—	211,942
MassMutual Strategic Bond Fund, Class I	1,131,300	1,033,724	(370,807)	65,313	(45,537)	1,813,993	213,411	64,277	—
MassMutual Strategic Emerging Markets Fund, Class I	1,727,388	521,207	(230,704)	232,082	(73,987)	2,175,986	213,541	2,139	—
MassMutual Total Return Bond Fund, Class I	1,140,129	1,121,658	(468,496)	76,758	(56,844)	1,813,205	217,411	59,504	—
MM Equity Asset Fund, Class I	14,135,637	4,275,916	(2,041,661)	1,900,392	(491,003)	17,779,281	2,211,353	191,684	1,693,757
	$46,537,873	$ 13,034,188	$(8,232,622)	$6,628,960	$ (1,722,185)	$56,246,214		$703,794	$ 3,277,132

170

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2060 Fund
MassMutual Blue Chip Growth Fund, Class I	$1,503,849	$622,396	$(226,720)	$165,087	$(55,147)	$2,009,465	89,270	$—	$323,239
MassMutual Core Bond Fund, Class I	217,976	176,265	(30,448)	7,723	(4,298)	367,218	40,893	13,177	—
MassMutual Diversified Value Fund, Class I	601,793	180,875	(60,256)	111,577	(12,945)	821,044	64,802	14,375	18,660
MassMutual Equity Opportunities Fund, Class I	994,641	325,716	(116,242)	131,219	(8,126)	1,327,208	73,084	13,856	34,176
MassMutual Fundamental Value Fund, Class I	712,865	253,950	(89,477)	91,881	(14,877)	954,342	102,728	14,294	56,980
MassMutual Growth Opportunities Fund, Class I	494,952	77,674	(83,705)	187,388	(11,573)	664,736	94,022	—	—
MassMutual High Yield Fund, Class I	194,139	60,580	(23,259)	14,391	(4,905)	240,946	30,499	7,054	—
MassMutual International Equity Fund, Class I	1,355,339	294,269	(200,937)	129,500	(27,600)	1,550,571	181,992	29,405	19,427
MassMutual Mid Cap Growth Fund, Class I	508,981	119,421	(95,084)	126,436	(42,629)	617,125	28,584	—	30,844
MassMutual Mid Cap Value Fund, Class I	509,642	89,426	(53,876)	96,288	(14,262)	627,218	50,869	9,207	—
MassMutual Overseas Fund, Class I	2,159,001	553,529	(442,994)	304,468	(49,939)	2,524,065	282,334	41,504	26,014
MassMutual Small Cap Growth Equity Fund, Class I	375,706	56,819	(221,913)	71,316	8,391	290,319	18,259	—	—
MassMutual Small Cap Value Equity Fund, Class I	496,594	158,611	(267,724)	51,497	(52,547)	386,431	43,714	—	77,885
MassMutual Strategic Bond Fund, Class I	402,953	428,676	(152,558)	25,601	(17,968)	686,704	80,789	23,819	—
MassMutual Strategic Emerging Markets Fund, Class I	618,062	229,474	(85,130)	79,638	(20,325)	821,719	80,640	806	—
MassMutual Total Return Bond Fund, Class I	406,076	415,171	(142,124)	23,942	(16,772)	686,293	82,289	22,005	—
MM Equity Asset Fund, Class I	5,036,699	1,918,767	(728,053)	653,457	(152,524)	6,728,346	836,859	71,370	630,637
	$16,589,268	$5,961,619	$(3,020,500)	$ 2,271,409	$(498,046)	$21,303,750		$260,872	$ 1,217,862
MM RetireSMART by JPMorgan 2065 Fund
MassMutual Blue Chip Growth Fund, Class I	$69,745	$20,760	$(22,630)	$1,330	$2,851	$72,056	3,201	$—	$12,058
MassMutual Core Bond Fund, Class I	10,112	6,202	(3,258)	283	(164)	13,175	1,467	492	—
MassMutual Diversified Value Fund, Class I	28,316	6,493	(8,838)	3,979	(386)	29,564	2,333	546	710
MassMutual Equity Opportunities Fund, Class I	46,796	11,591	(15,142)	4,599	105	47,949	2,640	527	1,301
MassMutual Fundamental Value Fund, Class I	33,064	9,100	(10,717)	3,062	(287)	34,222	3,684	532	2,120
MassMutual Growth Opportunities Fund, Class I	23,227	2,519	(8,330)	5,409	1,160	23,985	3,393	—	—
MassMutual High Yield Fund, Class I	9,143	2,090	(2,867)	404	(60)	8,710	1,102	273	—
MassMutual International Equity Fund, Class I	63,501	13,182	(24,219)	4,319	(706)	56,077	6,582	1,078	712
MassMutual Mid Cap Growth Fund, Class I	23,901	4,201	(8,844)	3,097	(128)	22,227	1,029	—	1,170
MassMutual Mid Cap Value Fund, Class I	23,932	3,114	(7,459)	3,504	(503)	22,588	1,832	350	—
MassMutual Overseas Fund, Class I	99,275	22,682	(40,306)	10,021	(1,083)	90,589	10,133	1,478	926

171

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2065 Fund (Continued)
MassMutual Small Cap Growth Equity Fund, Class I	$17,621	$2,097	$(12,100)	$2,422	$446	$10,486	659	$—	$—
MassMutual Small Cap Value Equity Fund, Class I	23,362	5,848	(15,111)	1,459	(1,593)	13,965	1,580	—	2,953
MassMutual Strategic Bond Fund, Class I	18,688	11,450	(5,705)	560	(387)	24,606	2,895	886	—
MassMutual Strategic Emerging Markets Fund, Class I	28,491	10,113	(11,012)	2,852	(804)	29,640	2,909	29	—
MassMutual Total Return Bond Fund, Class I	18,836	26,443	(20,955)	1,155	(845)	24,634	2,954	811	—
MM Equity Asset Fund, Class I	233,596	63,701	(74,654)	14,167	4,414	241,224	30,003	2,659	23,497
	$771,606	$221,586	$(292,147)	$62,622	$2,030	$765,697		$9,661	$45,447
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$37,536,714	$6,684,409	$(2,084,600)	$1,877,527	$(504,500)	$43,509,550	5,088,836	$873,435	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	7,416,739	1,373,873	(1,256,867)	892,113	(415,969)	8,009,889	1,036,208	422,696	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	18,295,745	2,900,053	(1,775,570)	1,904,726	153,582	21,478,536	1,936,748	553,689	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	26,978,273	4,880,076	(4,660,575)	7,675,491	(1,500,468)	33,372,797	2,232,294	463,494	282,224
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	35,436,769	7,736,658	(1,900,915)	8,917	(248,332)	41,033,097	4,549,124	1,428,645	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	4,264,718	1,050,875	(249,248)	452,319	9,177	5,527,841	470,455	81,735	29,030
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	9,443,837	1,599,491	(670,031)	1,613,701	20,886	12,007,884	889,473	144,905	294,604
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	5,915,888	962,294	(404,790)	528,948	(235,590)	6,766,750	1,337,302	213,909	—
MM S&P 500 Index Fund, Class I	6,144,234	3,050,217	(3,921,002)	1,997,905	(932,704)	6,338,650	375,735	93,555	376,397
	$ 151,432,917	$ 30,237,946	$ (16,923,598)	$ 16,951,647	$ (3,653,918)	$ 178,044,994		$ 4,276,063	$ 982,255
MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$3,708,324	$557,927	$(586,295)	$266,446	$(135,590)	$3,810,812	445,709	$82,943	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	694,361	102,574	(158,563)	87,420	(43,736)	682,056	88,235	39,388	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	1,887,331	220,207	(353,751)	252,137	(53,511)	1,952,413	176,052	55,142	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	2,802,756	365,234	(739,690)	614,437	(24,444)	3,018,293	201,893	46,025	28,026
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	3,027,774	552,512	(468,670)	70,703	(90,398)	3,091,921	342,785	116,835	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	446,266	93,810	(74,519)	59,786	(14,368)	510,975	43,487	8,129	2,887

172

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2005 Fund (Continued)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	$980,368	$125,595	$(177,914)	$210,695	$(53,268)	$1,085,476	80,406	$14,509	$29,496
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	592,558	72,799	(89,844)	60,969	(31,412)	605,070	119,579	20,491	—
MM S&P 500 Index Fund, Class I	682,638	268,076	(468,745)	90,501	11,732	584,202	34,630	9,273	37,308
	$ 14,822,376	$ 2,358,734	$(3,117,991)	$ 1,713,094	$(434,995)	$ 15,341,218		$392,735	$97,717
MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$ 19,550,886	$ 1,778,159	$(1,981,157)	$ 1,151,829	$(451,177)	$ 20,048,540	2,344,858	$442,710	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	3,652,268	317,043	(679,348)	443,537	(219,080)	3,514,420	454,647	208,367	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	11,352,096	686,176	(1,469,232)	965,814	217,821	11,752,675	1,059,754	333,567	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	16,872,778	1,018,290	(3,231,668)	4,577,203	(1,073,537)	18,163,066	1,214,921	280,226	170,630
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	14,631,456	2,011,130	(1,451,376)	76,763	(178,645)	15,089,328	1,672,874	573,598	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,680,794	408,709	(282,136)	232,425	37,626	3,077,418	261,908	49,337	17,523
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	5,916,333	442,071	(745,667)	922,233	19,686	6,554,656	485,530	88,695	180,323
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	3,287,226	216,662	(316,180)	340,294	(172,351)	3,355,651	663,172	115,285	—
MM S&P 500 Index Fund, Class I	3,888,123	1,307,059	(2,378,719)	1,033,673	(448,510)	3,401,626	201,638	55,295	222,468
	$ 81,831,960	$ 8,185,299	$ (12,535,483)	$ 9,743,771	$ (2,268,167)	$ 84,957,380		$ 2,147,080	$ 590,944
MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$ 20,710,894	$ 1,951,976	$(1,834,429)	$ 1,144,564	$(407,992)	$ 21,565,013	2,522,224	$466,131	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	3,744,705	358,857	(578,228)	413,227	(175,699)	3,762,862	486,787	215,985	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	13,164,343	866,313	(1,447,114)	1,170,681	223,566	13,977,789	1,260,396	383,339	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	19,677,500	1,479,559	(3,729,876)	5,287,212	(1,150,780)	21,563,615	1,442,382	321,835	195,966
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	13,745,684	2,164,262	(1,186,900)	92,359	(188,560)	14,626,845	1,621,601	541,607	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	3,132,264	486,661	(283,674)	313,204	4,492	3,652,947	310,889	57,029	20,255
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	6,895,445	545,544	(728,390)	1,067,519	35,494	7,815,612	578,934	101,213	205,774
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	3,619,461	256,506	(296,556)	344,865	(163,996)	3,760,280	743,138	125,964	—

173

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2015 Fund (Continued)
MM S&P 500 Index Fund, Class I	$4,321,206	$1,929,888	$(3,144,099)	$1,083,752	$(402,324)	$3,788,423	224,566	$65,705	$264,346
	$89,011,502	$ 10,039,566	$ (13,229,266)	$ 10,917,383	$ (2,225,799)	$94,513,386		$2,278,808	$686,341
MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$92,876,004	$7,231,245	$(11,654,073)	$5,662,036	$ (2,419,569)	$91,695,643	10,724,637	$2,025,921	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	16,426,833	1,208,276	(3,173,455)	1,912,694	(920,856)	15,453,492	1,999,158	920,021	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	66,078,552	3,205,396	(9,999,355)	5,807,313	923,387	66,015,293	5,952,686	1,864,642	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	98,348,136	4,418,376	(20,609,327)	19,977,268	(63,516)	102,070,937	6,827,487	1,568,902	955,311
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	54,127,258	7,976,662	(6,732,954)	730,589	(1,105,742)	54,995,813	6,097,097	2,092,690	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	15,579,442	2,125,074	(2,013,355)	989,185	537,704	17,218,050	1,465,366	277,396	98,523
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	34,637,123	2,057,815	(5,196,013)	4,815,144	466,251	36,780,320	2,724,468	493,918	1,004,170
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	16,538,995	851,210	(1,972,675)	1,874,628	(1,054,264)	16,237,894	3,209,070	561,474	—
MM S&P 500 Index Fund, Class I	20,266,356	8,362,912	(14,299,371)	4,381,099	(1,332,178)	17,378,818	1,030,161	305,607	1,229,537
	$ 414,878,699	$ 37,436,966	$ (75,650,578)	$ 46,149,956	$ (4,968,783)	$ 417,846,260		$10,110,571	$ 3,287,541
MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$90,139,128	$8,709,818	$(11,836,855)	$5,899,316	$ (2,759,093)	$90,152,314	10,544,130	$1,957,648	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	14,022,423	1,259,251	(1,866,304)	1,473,964	(594,526)	14,294,808	1,849,264	841,102	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	79,119,563	5,251,662	(12,608,636)	7,357,202	801,744	79,921,535	7,206,631	2,227,879	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	118,365,296	7,156,447	(26,380,428)	25,663,669	(1,473,335)	123,331,649	8,249,609	1,878,680	1,143,936
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	41,404,545	9,271,591	(5,502,752)	632,054	(953,675)	44,851,763	4,972,479	1,668,781	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	18,563,822	2,552,698	(2,480,698)	1,304,392	501,011	20,441,225	1,739,679	328,137	116,546
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	41,012,446	2,799,916	(5,737,825)	6,013,771	344,719	44,433,027	3,291,335	586,573	1,192,546
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	17,924,861	1,086,598	(2,260,317)	2,021,546	(1,143,849)	17,628,839	3,483,960	603,860	—
MM S&P 500 Index Fund, Class I	25,200,831	9,167,742	(17,781,149)	5,736,791	(2,124,960)	20,199,255	1,197,348	355,434	1,430,003
	$ 445,752,915	$ 47,255,723	$ (86,454,964)	$ 56,102,705	$ (7,401,964)	$ 455,254,415		$ 10,448,094	$ 3,883,031

174

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$183,205,354	$20,514,581	$(12,960,594)	$9,169,091	$(2,592,234)	$197,336,198	23,080,257	$4,135,745	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	22,931,547	3,172,566	(1,879,425)	2,013,103	(516,622)	25,721,169	3,327,447	1,465,825	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	239,156,747	16,411,363	(17,452,869)	23,748,124	2,310,153	264,173,518	23,820,876	7,104,873	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	360,445,832	21,558,968	(49,587,646)	69,048,982	8,439,941	409,906,077	27,418,467	5,988,178	3,646,226
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	39,576,194	15,440,976	(3,030,654)	210,821	(582,571)	51,614,766	5,722,258	1,754,908	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	54,416,004	8,203,315	(3,963,368)	5,302,701	316,777	64,275,429	5,470,249	1,000,299	355,280
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	123,870,032	9,453,829	(10,092,099)	19,010,259	1,278,488	143,520,509	10,631,149	1,861,123	3,783,803
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	44,935,350	3,344,828	(3,219,332)	4,422,640	(2,142,568)	47,340,918	9,355,913	1,563,886	—
MM S&P 500 Index Fund, Class I	78,849,807	20,974,003	(36,859,815)	24,474,289	(12,433,305)	75,004,979	4,446,057	1,165,636	4,689,652
	$ 1,147,386,867	$ 119,074,429	$ (139,045,802)	$157,400,010	$(5,921,941)	$ 1,278,893,563		$26,040,473	$ 12,474,961
MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$70,107,340	$12,270,049	$(5,032,668)	$3,573,343	$(1,046,841)	$79,871,223	9,341,664	$1,604,675	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	6,539,133	2,029,665	(618,447)	622,344	(159,626)	8,413,069	1,088,366	465,802	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	157,477,969	18,835,285	(11,538,923)	15,914,129	1,685,832	182,374,292	16,444,932	4,731,726	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	238,243,834	21,402,474	(27,468,633)	47,650,019	5,081,641	284,909,335	19,057,481	4,035,053	2,456,960
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	53,975	1,765,543	(23,568)	15,147	(3,442)	1,807,655	200,405	2,162	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	35,205,373	6,289,477	(2,600,565)	3,592,638	115,198	42,602,121	3,625,712	649,083	230,537
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	79,416,492	9,009,275	(6,000,020)	12,732,694	569,267	95,727,708	7,090,941	1,205,812	2,451,504
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	21,306,073	2,145,574	(1,553,726)	2,110,261	(1,029,685)	22,978,497	4,541,205	744,170	—
MM S&P 500 Index Fund, Class I	56,582,801	15,212,220	(17,198,407)	14,565,091	(5,385,837)	63,775,868	3,780,431	855,700	3,442,707
	$664,932,990	$88,959,562	$(72,034,957)	$ 100,775,666	$(173,493)	$782,459,768		$ 14,294,183	$8,581,708
MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$57,600,607	$9,406,361	$(2,876,204)	$2,667,522	$(592,032)	$66,206,254	7,743,422	$1,331,762	$—
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	2,677,619	1,415,399	(285,848)	293,057	(82,380)	4,017,847	519,773	224,282	—

175

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2040 Fund (Continued)
MassMutual Select T. Rowe Price International Equity Fund, Class I	$301,264,860	$30,060,596	$(14,880,557)	$32,105,625	$1,423,143	$349,973,667	31,557,589	$9,094,442	$—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	455,742,042	31,869,259	(39,994,045)	91,935,804	9,050,876	548,603,936	36,695,915	7,783,633	4,739,485
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	241,948	2,799,434	(20,347)	20,617	(3,189)	3,038,463	336,858	9,693	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	67,237,552	11,198,076	(3,398,763)	6,845,957	263,466	82,146,288	6,991,173	1,242,843	441,425
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	150,956,115	13,748,496	(7,805,263)	24,947,699	437,613	182,284,660	13,502,567	2,320,596	4,717,942
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	20,135,326	1,571,969	(1,027,086)	2,697,124	(1,670,864)	21,706,469	4,289,816	710,428	—
MM S&P 500 Index Fund, Class I	106,246,482	22,592,955	(19,564,123)	22,018,107	(4,496,662)	126,796,759	7,516,109	1,678,226	6,751,944
	$1,162,102,551	$ 124,662,545	$ (89,852,236)	$ 183,531,512	$4,329,971	$1,384,774,343		$ 24,395,905	$ 16,650,796
MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$9,441,903	$1,421,457	$(1,114,124)	$598,370	$(260,579)	$10,087,027	1,179,769	$213,358	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	154,857,521	23,594,936	(9,944,667)	15,890,926	1,642,609	186,041,325	16,775,593	4,670,606	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	234,470,963	27,100,186	(22,786,423)	48,207,941	4,898,993	291,891,660	19,524,526	4,010,377	2,441,934
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	67,902	1,449,637	(17,114)	12,005	(2,576)	1,509,854	167,390	2,720	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	34,676,861	7,311,124	(2,321,481)	3,599,178	97,948	43,363,630	3,690,522	637,653	226,477
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	76,982,554	11,157,901	(4,910,379)	12,444,073	815,748	96,489,897	7,147,400	1,189,456	2,418,253
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	4,691,613	573,324	(310,315)	444,498	(207,786)	5,191,334	1,025,955	165,267	—
MM S&P 500 Index Fund, Class I	55,426,326	15,239,836	(9,209,599)	11,912,661	(2,673,841)	70,695,383	4,190,598	879,237	3,537,404
	$570,615,643	$87,848,401	$ (50,614,102)	$93,109,652	$4,310,516	$705,270,110		$11,768,674	$8,624,068
MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$5,191,456	$916,657	$(498,794)	$297,915	$(110,683)	$5,796,551	677,959	$118,332	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	234,417,731	32,981,242	(10,509,579)	25,490,441	1,117,293	283,497,128	25,563,312	7,119,457	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	355,117,912	35,622,181	(25,463,347)	74,085,550	6,521,722	445,884,018	29,825,018	6,124,834	3,729,436
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	106,072	2,200,330	(13,919)	16,419	(2,046)	2,306,856	255,749	4,249	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	52,428,824	10,508,645	(2,450,167)	5,473,195	179,171	66,139,668	5,628,908	971,287	344,975

176

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2050 Fund (Continued)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	$116,357,160	$16,036,979	$(5,193,581)	$19,841,274	$353,459	$147,395,291	10,918,170	$1,814,442	$3,688,900
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,443,907	287,306	(125,770)	209,363	(84,302)	2,730,504	539,625	86,794	—
MM S&P 500 Index Fund, Class I	83,614,579	23,279,534	(11,866,725)	16,162,317	(2,030,288)	109,159,417	6,470,623	1,336,101	5,375,481
	$ 849,677,641	$ 121,832,874	$ (56,121,882)	$ 141,576,474	$5,944,326	$1,062,909,433		$ 17,575,496	$ 13,138,792
MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$2,171,541	$302,356	$(366,334)	$158,395	$(79,968)	$2,185,990	255,671	$50,114	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	105,089,985	20,085,130	(5,720,739)	11,303,652	935,221	131,693,249	11,874,955	3,229,691	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	158,755,321	24,628,124	(13,696,043)	34,441,130	2,577,580	206,706,112	13,826,496	2,783,489	1,694,877
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	22,798	1,031,148	(11,676)	8,600	(1,667)	1,049,203	116,320	913	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	23,509,445	5,955,390	(1,337,947)	2,527,587	68,281	30,722,756	2,614,703	438,955	155,905
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	52,634,879	9,301,557	(2,821,358)	8,817,950	475,555	68,408,583	5,067,302	825,181	1,677,653
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	983,187	162,590	(158,741)	124,806	(75,833)	1,036,009	204,745	35,398	—
MM S&P 500 Index Fund, Class I	37,473,299	11,785,636	(4,954,798)	7,720,517	(1,235,339)	50,789,315	3,010,629	602,033	2,422,138
	$ 380,640,455	$73,251,931	$ (29,067,636)	$65,102,637	$2,663,830	$492,591,217		$7,965,774	$5,950,573
MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$1,288,986	$292,940	$(235,688)	$102,533	$(53,900)	$1,394,871	163,143	$30,733	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	59,242,002	17,583,667	(2,892,292)	6,657,660	672,224	81,263,261	7,327,616	1,884,472	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	89,582,438	22,973,745	(7,054,233)	21,562,447	398,956	127,463,353	8,525,977	1,620,692	986,845
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	10,970	635,626	(2,619)	4,610	(372)	648,215	71,864	439	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	13,265,736	4,784,492	(672,957)	1,581,819	240	18,959,330	1,613,560	255,990	90,921
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	29,675,062	8,303,651	(1,430,714)	5,292,657	288,227	42,128,883	3,120,658	481,813	979,561
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	551,974	152,584	(80,766)	70,080	(40,452)	653,420	129,135	20,675	—
MM S&P 500 Index Fund, Class I	21,127,766	9,085,234	(2,663,276)	4,966,163	(1,106,463)	31,409,424	1,861,851	349,811	1,407,383
	$ 214,744,934	$63,811,939	$ (15,032,545)	$40,237,969	$158,460	$303,920,757		$4,644,625	$3,464,710

177

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/24	Number of Shares Held as of 3/31/24	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2065 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$6,865	$14,738	$(4,172)	$290	$(38)	$17,683	2,068	$235	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	326,921	734,144	(64,113)	74,194	(1,250)	1,069,896	96,474	14,708	—
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	493,049	1,072,683	(115,310)	208,771	16,512	1,675,705	112,087	12,496	7,609
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	—	8,747	(122)	43	—	8,668	961	—	—
MassMutual Select T. Rowe Price Real Assets Fund, Class I	73,145	175,309	(14,978)	17,929	(1,601)	249,804	21,260	2,029	721
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	162,488	358,344	(28,410)	58,447	(992)	549,877	40,732	3,720	7,565
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	3,103	7,512	(2,090)	417	(341)	8,601	1,700	171	—
MM S&P 500 Index Fund, Class I	116,188	292,136	(33,198)	37,480	3,231	415,837	24,650	2,697	10,849
	$ 1,181,759	$ 2,663,613	$ (262,393)	$ 397,571	$ 15,521	$ 3,996,071		$ 36,056	$ 26,744

8. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
9. Russia-Ukraine War
In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Underlying Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of an Underlying Fund’s investments, even beyond any direct exposure the Underlying Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair an Underlying Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause an Underlying Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

178

Other Information (Unaudited)

Proxy Voting
A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.
Quarterly Reporting
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.
Liquidity Risk Management Program
In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.
The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.
At a meeting of the Board held on March 20, 2024, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2023 through December 31, 2023. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in March 2024, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreements with T. Rowe Price for each of the MM Select T. Rowe Price Retirement Funds intended to streamline the calculation of subadvisory fees payable under the agreements. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price by MML Advisers under the amended subadvisory agreements and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the amended subadvisory agreements was not excessive and the subadvisory fee amounts under the amended subadvisory agreements are fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

179

Other Information (Unaudited) (Continued)
Prior to the vote being taken to approve the amendment to the subadvisory agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The amended subadvisory agreements became effective on May 10, 2024.

180

Other Information (Unaudited) (Continued)
Fund Expenses March 31, 2024
Expense Examples:
The following information is in regard to expenses for the six months ended March 31, 2024:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2024.
Actual Expenses:
The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:
The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
20/80 Allocation Fund
Class I	$1,000	0.08%	$1,093.80	$0.41	$1,024.20	$0.40
Class R5	1,000	0.18%	1,092.90	0.93	1,023.70	0.90
Service Class	1,000	0.28%	1,091.90	1.44	1,023.20	1.39
Administrative Class	1,000	0.38%	1,091.90	1.95	1,022.70	1.89
Class R4	1,000	0.53%	1,089.90	2.72	1,022.00	2.64
Class A	1,000	0.61%	1,091.30	3.14	1,021.60	3.03
Class R3	1,000	0.78%	1,089.80	4.01	1,020.80	3.88
Class Y	1,000	0.18%	1,093.00	0.93	1,023.70	0.90

181

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
40/60 Allocation Fund
Class I	$1,000	0.09%	$1,120.10	$0.47	$1,024.10	$0.45
Class R5	1,000	0.19%	1,120.10	0.99	1,023.70	0.95
Service Class	1,000	0.29%	1,118.20	1.51	1,023.20	1.44
Administrative Class	1,000	0.39%	1,118.20	2.03	1,022.70	1.94
Class R4	1,000	0.54%	1,117.50	2.81	1,021.90	2.68
Class A	1,000	0.62%	1,118.20	3.23	1,021.50	3.08
Class R3	1,000	0.79%	1,116.30	4.11	1,020.70	3.93
Class Y	1,000	0.19%	1,120.20	0.99	1,023.70	0.95
60/40 Allocation Fund
Class I	1,000	0.10%	1,146.30	0.53	1,024.10	0.50
Class R5	1,000	0.20%	1,146.40	1.06	1,023.60	1.00
Service Class	1,000	0.30%	1,147.20	1.58	1,023.10	1.49
Administrative Class	1,000	0.40%	1,145.60	2.11	1,022.60	1.99
Class R4	1,000	0.55%	1,145.70	2.90	1,021.90	2.73
Class A	1,000	0.63%	1,143.70	3.32	1,021.50	3.13
Class R3	1,000	0.80%	1,142.60	4.21	1,020.70	3.98
Class Y	1,000	0.20%	1,146.60	1.06	1,023.60	1.00
80/20 Allocation Fund
Class I	1,000	0.13%	1,174.20	0.70	1,024.00	0.65
Class R5	1,000	0.23%	1,173.60	1.23	1,023.50	1.14
Service Class	1,000	0.33%	1,172.50	1.76	1,023.00	1.64
Administrative Class	1,000	0.43%	1,173.30	2.30	1,022.50	2.14
Class R4	1,000	0.58%	1,172.00	3.10	1,021.70	2.88
Class A	1,000	0.67%	1,171.70	3.58	1,021.30	3.33
Class R3	1,000	0.83%	1,170.10	4.43	1,020.50	4.12
Class Y	1,000	0.23%	1,174.00	1.23	1,023.50	1.14
MM RetireSMART by JPMorgan In Retirement Fund
Class I	1,000	0.06%	1,113.00	0.31	1,024.30	0.30
Class R5	1,000	0.16%	1,112.70	0.83	1,023.80	0.80
Service Class	1,000	0.26%	1,112.50	1.35	1,023.30	1.29
Administrative Class	1,000	0.36%	1,111.20	1.87	1,022.80	1.79
Class R4	1,000	0.51%	1,111.80	2.65	1,022.10	2.54
Class A	1,000	0.59%	1,111.00	3.06	1,021.70	2.93
Class R3	1,000	0.76%	1,109.90	3.94	1,020.90	3.78
MM RetireSMART by JPMorgan 2020 Fund
Class I	1,000	0.04%	1,113.90	0.21	1,024.40	0.20
Class R5	1,000	0.14%	1,112.10	0.73	1,023.90	0.70
Service Class	1,000	0.24%	1,112.20	1.25	1,023.40	1.19
Administrative Class	1,000	0.34%	1,112.10	1.77	1,022.90	1.69
Class R4	1,000	0.49%	1,110.60	2.54	1,022.20	2.44
Class A	1,000	0.57%	1,109.80	2.96	1,021.80	2.83
Class R3	1,000	0.74%	1,108.70	3.84	1,021.00	3.68

182

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART by JPMorgan 2025 Fund
Class I	$1,000	0.01%	$1,122.60	$0.05	$1,024.50	$0.05
Class R5	1,000	0.11%	1,122.20	0.57	1,024.00	0.55
Service Class	1,000	0.21%	1,122.00	1.10	1,023.60	1.04
Administrative Class	1,000	0.31%	1,120.60	1.62	1,023.10	1.54
Class R4	1,000	0.46%	1,120.20	2.40	1,022.30	2.29
Class A	1,000	0.54%	1,120.10	2.82	1,021.90	2.68
Class R3	1,000	0.71%	1,119.70	3.70	1,021.10	3.53
MM RetireSMART by JPMorgan 2030 Fund
Class I	1,000	0.04%	1,139.40	0.21	1,024.40	0.20
Class R5	1,000	0.14%	1,138.80	0.74	1,023.90	0.70
Service Class	1,000	0.24%	1,137.80	1.26	1,023.40	1.19
Administrative Class	1,000	0.34%	1,138.40	1.79	1,022.90	1.69
Class R4	1,000	0.49%	1,137.50	2.58	1,022.20	2.44
Class A	1,000	0.57%	1,136.00	2.99	1,021.80	2.83
Class R3	1,000	0.74%	1,135.70	3.89	1,021.00	3.68
MM RetireSMART by JPMorgan 2035 Fund
Class I	1,000	0.05%	1,156.80	0.27	1,024.30	0.25
Class R5	1,000	0.15%	1,155.30	0.79	1,023.90	0.75
Service Class	1,000	0.25%	1,154.60	1.32	1,023.40	1.24
Administrative Class	1,000	0.35%	1,154.70	1.85	1,022.90	1.74
Class R4	1,000	0.50%	1,153.30	2.65	1,022.10	2.49
Class A	1,000	0.58%	1,152.50	3.07	1,021.70	2.88
Class R3	1,000	0.75%	1,152.30	3.97	1,020.90	3.73
MM RetireSMART by JPMorgan 2040 Fund
Class I	1,000	0.04%	1,169.80	0.21	1,024.40	0.20
Class R5	1,000	0.14%	1,168.70	0.75	1,023.90	0.70
Service Class	1,000	0.24%	1,168.30	1.28	1,023.40	1.19
Administrative Class	1,000	0.34%	1,166.80	1.81	1,022.90	1.69
Class R4	1,000	0.49%	1,166.10	2.61	1,022.20	2.44
Class A	1,000	0.57%	1,166.00	3.04	1,021.80	2.83
Class R3	1,000	0.74%	1,166.00	3.94	1,021.00	3.68
MM RetireSMART by JPMorgan 2045 Fund
Class I	1,000	0.02%	1,178.70	0.11	1,024.50	0.10
Class R5	1,000	0.12%	1,177.40	0.64	1,024.00	0.60
Service Class	1,000	0.22%	1,178.20	1.18	1,023.50	1.09
Administrative Class	1,000	0.32%	1,176.40	1.71	1,023.00	1.59
Class R4	1,000	0.47%	1,175.70	2.51	1,022.30	2.34
Class A	1,000	0.55%	1,175.40	2.94	1,021.90	2.73
Class R3	1,000	0.72%	1,173.90	3.85	1,021.00	3.58

183

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART by JPMorgan 2050 Fund
Class I	$1,000	0.02%	$1,182.10	$0.11	$1,024.50	$0.10
Class R5	1,000	0.12%	1,182.30	0.64	1,024.00	0.60
Service Class	1,000	0.22%	1,181.10	1.18	1,023.50	1.09
Administrative Class	1,000	0.32%	1,181.70	1.72	1,023.00	1.59
Class R4	1,000	0.47%	1,179.10	2.52	1,022.30	2.34
Class A	1,000	0.55%	1,178.30	2.95	1,021.90	2.73
Class R3	1,000	0.72%	1,178.90	3.86	1,021.00	3.58
MM RetireSMART by JPMorgan 2055 Fund
Class I	1,000	0.00%	1,183.20	0.00	1,024.60	0.00
Class R5	1,000	0.10%	1,180.70	0.54	1,024.10	0.50
Service Class	1,000	0.20%	1,181.10	1.07	1,023.60	1.00
Administrative Class	1,000	0.30%	1,179.60	1.61	1,023.10	1.49
Class R4	1,000	0.45%	1,178.80	2.41	1,022.40	2.24
Class A	1,000	0.53%	1,179.70	2.84	1,022.00	2.64
Class R3	1,000	0.70%	1,178.10	3.75	1,021.10	3.48
MM RetireSMART by JPMorgan 2060 Fund
Class I	1,000	0.00%	1,181.80	0.00	1,024.60	0.00
Class R5	1,000	0.10%	1,180.60	0.54	1,024.10	0.50
Service Class	1,000	0.20%	1,180.60	1.07	1,023.60	1.00
Administrative Class	1,000	0.30%	1,179.50	1.61	1,023.10	1.49
Class R4	1,000	0.45%	1,179.30	2.41	1,022.40	2.24
Class A	1,000	0.53%	1,178.60	2.84	1,022.00	2.64
Class R3	1,000	0.70%	1,176.60	3.75	1,021.10	3.48
MM RetireSMART by JPMorgan 2065 Fund
Class I	1,000	0.00%	1,155.20	0.00	1,024.60	0.00
Class R5	1,000	0.10%	1,154.30	0.53	1,024.10	0.50
Service Class	1,000	0.20%	1,153.50	1.06	1,023.60	1.00
Administrative Class	1,000	0.30%	1,152.50	1.59	1,023.10	1.49
Class R4	1,000	0.45%	1,151.20	2.38	1,022.40	2.24
Class A	1,000	0.53%	1,151.50	2.80	1,022.00	2.64
Class R3	1,000	0.70%	1,151.20	3.70	1,021.10	3.48
MM Select T. Rowe Price Retirement Balanced Fund
Class I	1,000	0.28%	1,110.40	1.45	1,023.20	1.39
Class M5	1,000	0.43%	1,110.10	2.23	1,022.50	2.14
Class M4	1,000	0.68%	1,108.80	3.53	1,021.20	3.38
Class M3	1,000	0.93%	1,106.90	4.82	1,020.00	4.62
MM Select T. Rowe Price Retirement 2005 Fund
Class I	1,000	0.28%	1,115.10	1.46	1,023.20	1.39
Class M5	1,000	0.43%	1,114.00	2.24	1,022.50	2.14
Class M4	1,000	0.68%	1,113.20	3.53	1,021.20	3.38
Class M3	1,000	0.93%	1,111.10	4.83	1,020.00	4.62

184

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2010 Fund
Class I	$1,000	0.29%	$1,120.70	$1.51	$1,023.20	$1.44
Class M5	1,000	0.44%	1,119.70	2.29	1,022.40	2.19
Class M4	1,000	0.69%	1,117.90	3.59	1,021.20	3.43
Class M3	1,000	0.94%	1,117.10	4.89	1,020.00	4.67
MM Select T. Rowe Price Retirement 2015 Fund
Class I	1,000	0.31%	1,125.40	1.62	1,023.10	1.54
Class M5	1,000	0.46%	1,124.70	2.40	1,022.30	2.29
Class M4	1,000	0.71%	1,122.80	3.71	1,021.10	3.53
Class M3	1,000	0.96%	1,121.80	5.01	1,019.90	4.77
MM Select T. Rowe Price Retirement 2020 Fund
Class I	1,000	0.32%	1,130.60	1.68	1,023.00	1.59
Class M5	1,000	0.48%	1,129.10	2.51	1,022.20	2.39
Class M4	1,000	0.73%	1,128.20	3.82	1,021.00	3.63
Class M3	1,000	0.98%	1,127.30	5.13	1,019.80	4.87
MM Select T. Rowe Price Retirement 2025 Fund
Class I	1,000	0.34%	1,139.30	1.79	1,022.90	1.69
Class M5	1,000	0.50%	1,137.90	2.63	1,022.10	2.49
Class M4	1,000	0.75%	1,137.40	3.94	1,020.90	3.73
Class M3	1,000	1.00%	1,135.50	5.25	1,019.70	4.97
MM Select T. Rowe Price Retirement 2030 Fund
Class I	1,000	0.37%	1,157.60	1.96	1,022.80	1.84
Class M5	1,000	0.54%	1,156.10	2.86	1,021.90	2.68
Class M4	1,000	0.79%	1,154.20	4.18	1,020.70	3.93
Class M3	1,000	1.04%	1,153.40	5.51	1,019.50	5.16
MM Select T. Rowe Price Retirement 2035 Fund
Class I	1,000	0.38%	1,175.80	2.03	1,022.70	1.89
Class M5	1,000	0.55%	1,174.30	2.94	1,021.90	2.73
Class M4	1,000	0.80%	1,173.60	4.28	1,020.70	3.98
Class M3	1,000	1.05%	1,171.90	5.61	1,019.40	5.21
MM Select T. Rowe Price Retirement 2040 Fund
Class I	1,000	0.40%	1,189.70	2.15	1,022.60	1.99
Class M5	1,000	0.57%	1,188.60	3.07	1,021.80	2.83
Class M4	1,000	0.82%	1,187.00	4.41	1,020.60	4.07
Class M3	1,000	1.07%	1,185.30	5.75	1,019.30	5.31
MM Select T. Rowe Price Retirement 2045 Fund
Class I	1,000	0.42%	1,199.20	2.27	1,022.50	2.09
Class M5	1,000	0.60%	1,197.70	3.24	1,021.60	2.98
Class M4	1,000	0.85%	1,196.80	4.59	1,020.40	4.22
Class M3	1,000	1.10%	1,194.90	5.94	1,019.20	5.46
MM Select T. Rowe Price Retirement 2050 Fund
Class I	1,000	0.43%	1,201.50	2.33	1,022.50	2.14
Class M5	1,000	0.61%	1,199.80	3.30	1,021.60	3.03
Class M4	1,000	0.86%	1,198.80	4.65	1,020.40	4.27
Class M3	1,000	1.11%	1,196.80	6.00	1,019.10	5.51

185

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2055 Fund
Class I	$1,000	0.44%	$1,202.20	$2.38	$1,022.40	$2.19
Class M5	1,000	0.62%	1,201.50	3.36	1,021.50	3.08
Class M4	1,000	0.87%	1,199.90	4.71	1,020.30	4.32
Class M3	1,000	1.12%	1,198.10	6.05	1,019.10	5.56
MM Select T. Rowe Price Retirement 2060 Fund
Class I	1,000	0.44%	1,202.70	2.38	1,022.40	2.19
Class M5	1,000	0.62%	1,201.10	3.36	1,021.50	3.08
Class M4	1,000	0.87%	1,199.70	4.71	1,020.30	4.32
Class M3	1,000	1.12%	1,198.60	6.06	1,019.10	5.56
MM Select T. Rowe Price Retirement 2065 Fund
Class I	1,000	0.46%	1,194.90	2.48	1,022.30	2.29
Class M5	1,000	0.64%	1,193.90	3.45	1,021.40	3.18
Class M4	1,000	0.89%	1,192.50	4.80	1,020.20	4.42
Class M3	1,000	1.14%	1,191.50	6.14	1,019.00	5.66

*
Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2024, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 366 days in the year, unless stated otherwise.

186

Underwriter: MML Distributors, LLC (MMLD), Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to the Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MM Equity Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM Equity Asset Fund, and who is the Fund’s subadviser?
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).
* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MM Equity Asset Fund Largest Holdings (% of Net Assets) on 3/31/24
Microsoft Corp.	7.9%
Apple, Inc.	5.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc. Class A	2.7%
Alphabet, Inc. Class A	2.0%
Exxon Mobil Corp.	1.7%
Mastercard, Inc. Class A	1.6%
Alphabet, Inc. Class C	1.5%
Berkshire Hathaway, Inc. Class B	1.4%
34.2%

MM Equity Asset Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	29.3%
Financials	13.1%
Health Care	12.4%
Consumer Discretionary	12.0%
Industrials	9.0%
Communication Services	8.1%
Consumer Staples	4.9%
Energy	4.0%
Utilities	2.2%
Materials	2.2%
Real Estate	2.0%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

1

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Bond Asset Fund, and who is the Fund’s subadviser?
The Fund seeks a regular level of income consistent with the preservation of capital over time. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund’s investments may include, but are not limited to, obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, U.S. and non-U.S. dollar denominated foreign securities (including securities of emerging market issuers), mortgage- and asset-backed securities, Treasury inflation protected securities, and bank loans (which represent interests in amounts loaned to companies by banks and other lenders). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, each of T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Bond Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Corporate Debt	28.3%
U.S. Treasury Obligations	22.9%
U.S. Government Agency Obligations and Instrumentalities*	19.7%
Sovereign Debt Obligations	16.7%
Non-U.S. Government Agency Obligations	6.6%
Bank Loans	1.2%
Municipal Obligations	0.1%
Purchased Options	0.1%
Total Long-Term Investments	95.6%
Short-Term Investments and Other Assets and Liabilities	4.4%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

2

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and who is the Fund’s subadviser?
The Fund seeks to provide high income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries (including so-called “frontier markets”). The Fund relies on a classification by either J.P. Morgan or the International Monetary Fund to determine which countries are considered emerging markets. The Fund normally will invest in at least three countries. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).
Effective May 10, 2024 (the “Termination Date”), the MassMutual Select T. Rowe Price Emerging Markets Bond Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation, approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Sovereign Debt Obligations	70.3%
Corporate Debt	26.8%
Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%
Net Assets	100.0%

3

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Large Cap Blend Fund, and who is the Fund’s subadviser?
The Fund seeks long-term capital appreciation through investments in common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large cap companies. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). Effective May 10, 2024, T. Rowe Price International Ltd was added as a sub-subadviser to the Fund.

MassMutual Select T. Rowe Price Large Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/24
Microsoft Corp.	6.9%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	4.1%
Apple, Inc.	3.9%
Alphabet, Inc. Class A	2.2%
Visa, Inc. Class A	2.0%
UnitedHealth Group, Inc.	1.7%
Meta Platforms, Inc. Class A	1.7%
JP Morgan Chase & Co.	1.7%
Eli Lilly & Co.	1.6%
30.6%

MassMutual Select T. Rowe Price Large Cap Blend Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	27.8%
Financials	14.7%
Health Care	13.8%
Consumer Discretionary	9.6%
Industrials	9.1%
Communication Services	7.4%
Energy	5.8%
Consumer Staples	5.4%
Materials	2.6%
Utilities	1.7%
Real Estate	1.1%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

4

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and who is the Fund’s subadviser?
The Fund seeks a level of income that is consistent with the current rate of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund invests in a diversified portfolio of short- and intermediate-term investment-grade bonds. The Fund’s investments may include inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed, and asset-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, each of T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited serves as a sub-subadviser for the Fund.
Effective May 10, 2024 (the “Termination Date”), the MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation, approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
U.S. Treasury Obligations	98.6%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

5

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Real Assets Fund, and who is the Fund’s subadviser?
The Fund seeks to provide long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. The Fund’s subadviser currently defines real assets broadly and considers them to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price Japan, Inc. serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Real Assets Fund Largest Holdings (% of Net Assets) on 3/31/24
Prologis, Inc.	3.1%
BHP Group Ltd.	2.9%
Equinix, Inc.	2.6%
Freeport-McMoRan, Inc.	2.1%
Simon Property Group, Inc.	1.7%
Public Storage	1.7%
American Tower Corp.	1.7%
Welltower, Inc.	1.6%
Exxon Mobil Corp.	1.6%
Nucor Corp.	1.4%
20.4%

MassMutual Select T. Rowe Price Real Assets Fund Sector Table (% of Net Assets) on 3/31/24
Real Estate	36.7%
Materials	35.5%
Energy	18.6%
Industrials	1.9%
Exchange-Traded Funds	1.4%
Consumer Discretionary	1.0%
Utilities	0.9%
Communication Services	0.2%
Mutual Funds	0.1%
Purchased Options	0.0%
Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%
Net Assets	100.0%

6

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and who is the Fund’s subadviser?
The Fund seeks long-term capital appreciation by investing primarily in common stocks of small and mid cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund’s subadviser and sub-subadviser currently consider small and mid cap companies to include companies with market capitalizations at the time of purchase that are within the market capitalization range of companies included in either the Russell 2000® Index or the Russell Midcap® Index. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price Investment Management, Inc. serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/24
TechnipFMC PLC	1.1%
Ingersoll Rand, Inc.	0.9%
Esab Corp.	0.9%
Textron, Inc.	0.8%
Microchip Technology, Inc.	0.8%
Ball Corp.	0.8%
Western Digital Corp.	0.8%
Marvell Technology, Inc.	0.8%
Burlington Stores, Inc.	0.7%
MKS Instruments, Inc.	0.7%
8.3%

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Sector Table (% of Net Assets) on 3/31/24
Industrials	18.0%
Health Care	16.3%
Information Technology	15.3%
Financials	12.9%
Consumer Discretionary	9.9%
Energy	6.3%
Materials	4.8%
Real Estate	4.1%
Consumer Staples	3.4%
Utilities	2.6%
Communication Services	2.5%
Corporate Debt	0.1%
Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%
Net Assets	100.0%

7

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, and who is the Fund’s subadviser?
The Fund seeks a high level of income consistent with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in its benchmark index, the Bloomberg U.S. Long Treasury Bond Index*, and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).
Effective May 10, 2024 (the “Termination Date”), the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation, approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
* “Bloomberg®” and Bloomberg U.S. Long Treasury Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by MassMutual. Bloomberg is not affiliated with MassMutual, and Bloomberg does not approve, endorse, review, or recommend the Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Fund.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
U.S. Treasury Obligations	99.1%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Net Assets	100.0%

8

MM Equity Asset Fund — Portfolio of Investments
March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.2%
Common Stock — 99.2%
Communication Services — 8.1%
Alphabet, Inc. Class A (a)	43,998	$6,640,618
Alphabet, Inc. Class C (a)	32,663	4,973,268
Charter Communications, Inc. Class A (a)	2,990	868,984
Comcast Corp. Class A	59,068	2,560,598
Liberty Media Corp.-Liberty SiriusXM Class A (a)	7,175	213,098
Meta Platforms, Inc. Class A	18,342	8,906,508
Netflix, Inc. (a)	2,261	1,373,173
T-Mobile US, Inc.	4,469	729,430
Warner Bros Discovery, Inc. (a)	16,300	142,299
		26,407,976
Consumer Discretionary — 12.0%
Amazon.com, Inc. (a)	78,017	14,072,706
Aptiv PLC (a)	6,487	516,690
AutoNation, Inc. (a)	1,929	319,404
AutoZone, Inc. (a)	810	2,552,836
Best Buy Co., Inc.	11,710	960,571
Booking Holdings, Inc.	544	1,973,567
Burlington Stores, Inc. (a)	3,155	732,559
Chipotle Mexican Grill, Inc. (a)	684	1,988,231
Expedia Group, Inc. (a)	9,355	1,288,651
Lennar Corp. Class A	2,954	508,029
LKQ Corp.	5,094	272,071
Lowe’s Cos., Inc.	13,922	3,546,351
Marriott International, Inc. Class A	3,302	833,128
McDonald’s Corp.	4,763	1,342,928
O’Reilly Automotive, Inc. (a)	722	815,051
Royal Caribbean Cruises Ltd. (a)	7,733	1,074,964
Tesla, Inc. (a)	17,582	3,090,740
TJX Cos., Inc.	11,452	1,161,462
Toll Brothers, Inc.	3,402	440,117
Yum! Brands, Inc.	10,828	1,501,302
		38,991,358
Consumer Staples — 4.9%
Altria Group, Inc.	7,723	336,877
Church & Dwight Co., Inc.	4,524	471,898
Coca-Cola Co.	44,965	2,750,959
Costco Wholesale Corp.	4,142	3,034,554
Dollar Tree, Inc. (a)	2,673	355,910
Kenvue, Inc.	36,579	784,985
Mondelez International, Inc. Class A	38,362	2,685,340
Monster Beverage Corp. (a)	9,098	539,329
PepsiCo, Inc.	16,602	2,905,516
Philip Morris International, Inc.	8,018	734,609

	Number of Shares	Value
Procter & Gamble Co.	9,034	$1,465,767
		16,065,744
Energy — 4.0%
Baker Hughes Co.	12,903	432,250
Chevron Corp.	5,026	792,801
ConocoPhillips	17,156	2,183,616
Diamondback Energy, Inc.	7,433	1,472,998
EOG Resources, Inc.	16,427	2,100,028
Exxon Mobil Corp.	47,512	5,522,795
Pioneer Natural Resources Co.	1,734	455,175
		12,959,663
Financials — 13.1%
Ameriprise Financial, Inc.	1,097	480,969
Bank of America Corp.	102,062	3,870,191
Berkshire Hathaway, Inc. Class B (a)	10,937	4,599,227
Blackstone, Inc.	2,147	282,051
Block, Inc. (a)	1,934	163,578
Capital One Financial Corp.	3,422	509,502
Charles Schwab Corp.	20,621	1,491,723
Chubb Ltd.	4,333	1,122,810
Citigroup, Inc.	8,492	537,034
CME Group, Inc.	4,833	1,040,497
Corpay, Inc. (a)	4,018	1,239,714
Fidelity National Information Services, Inc.	4,530	336,035
Fifth Third Bancorp	36,764	1,367,988
Fiserv, Inc. (a)	6,783	1,084,059
Globe Life, Inc.	542	63,073
Goldman Sachs Group, Inc.	2,734	1,141,965
Intercontinental Exchange, Inc.	12,331	1,694,649
Mastercard, Inc. Class A	11,062	5,327,127
MetLife, Inc.	12,859	952,981
Principal Financial Group, Inc.	1,427	123,164
Progressive Corp.	11,065	2,288,463
State Street Corp.	11,600	896,912
Travelers Cos., Inc.	9,058	2,084,608
Truist Financial Corp.	43,904	1,711,378
US Bancorp	37,949	1,696,320
Visa, Inc. Class A	13,893	3,877,259
Wells Fargo & Co.	47,559	2,756,520
		42,739,797
Health Care — 12.4%
AbbVie, Inc.	23,043	4,196,130
Baxter International, Inc.	11,401	487,279
Becton Dickinson & Co.	2,060	509,747
Biogen, Inc. (a)	3,565	768,721
BioMarin Pharmaceutical, Inc. (a)	1,697	148,216
Boston Scientific Corp. (a)	34,343	2,352,152

The accompanying notes are an integral part of the financial statements.
9

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bristol-Myers Squibb Co.	40,797	$2,212,421
Centene Corp. (a)	12,534	983,668
CVS Health Corp.	5,434	433,416
Danaher Corp.	8,005	1,999,009
Dexcom, Inc. (a)	2,813	390,163
Elevance Health, Inc.	2,733	1,417,170
Eli Lilly & Co.	5,234	4,071,843
HCA Healthcare, Inc.	685	228,468
Humana, Inc.	1,569	544,004
Intuitive Surgical, Inc. (a)	1,611	642,934
Johnson & Johnson	13,107	2,073,396
McKesson Corp.	961	515,913
Medtronic PLC	19,274	1,679,729
Merck & Co., Inc.	15,783	2,082,567
Neurocrine Biosciences, Inc. (a)	2,238	308,665
Regeneron Pharmaceuticals, Inc. (a)	2,068	1,990,429
Sarepta Therapeutics, Inc. (a)	1,087	140,723
Stryker Corp.	4,589	1,642,265
Thermo Fisher Scientific, Inc.	3,715	2,159,195
Town Health International Medical Group Ltd.	62,000	2,339
UnitedHealth Group, Inc.	8,806	4,356,328
Vertex Pharmaceuticals, Inc. (a)	4,508	1,884,389
		40,221,279
Industrials — 9.0%
AMETEK, Inc.	1,637	299,407
Carrier Global Corp.	11,593	673,901
Cintas Corp.	510	350,385
CSX Corp.	17,317	641,941
Deere & Co.	6,404	2,630,379
Delta Air Lines, Inc.	10,568	505,890
Dover Corp.	2,976	527,317
Eaton Corp. PLC	6,682	2,089,328
FedEx Corp.	3,401	985,406
Honeywell International, Inc.	15,007	3,080,187
Howmet Aerospace, Inc.	17,778	1,216,549
Ingersoll Rand, Inc.	5,143	488,328
Leidos Holdings, Inc.	7,203	944,241
Masco Corp.	11,286	890,240
Norfolk Southern Corp.	3,241	826,034
Northrop Grumman Corp.	1,036	495,892
Otis Worldwide Corp.	18,193	1,806,019
RTX Corp.	8,937	871,626
Textron, Inc.	14,359	1,377,459
Trane Technologies PLC	8,722	2,618,344
TransDigm Group, Inc.	407	501,261
Uber Technologies, Inc. (a)	21,234	1,634,806
Union Pacific Corp.	3,485	857,066
United Parcel Service, Inc. Class B	14,719	2,187,685

	Number of Shares	Value
United Rentals, Inc.	931	$671,353
		29,171,044
Information Technology — 29.3%
Accenture PLC Class A	5,661	1,962,159
Adobe, Inc. (a)	3,340	1,685,364
Advanced Micro Devices, Inc. (a)	16,812	3,034,398
Analog Devices, Inc.	12,004	2,374,271
Apple, Inc.	105,777	18,138,640
Broadcom, Inc.	1,899	2,516,953
Cadence Design Systems, Inc. (a)	2,005	624,116
Cognizant Technology Solutions Corp. Class A	18,845	1,381,150
Corning, Inc.	9,199	303,199
Intuit, Inc.	3,532	2,295,800
Keysight Technologies, Inc. (a)	3,356	524,811
Lam Research Corp.	2,560	2,487,219
Micron Technology, Inc.	13,648	1,608,963
Microsoft Corp.	60,780	25,571,362
Motorola Solutions, Inc.	1,670	592,817
NVIDIA Corp.	19,935	18,012,469
NXP Semiconductors NV	11,226	2,781,466
Qorvo, Inc. (a)	4,107	471,607
Salesforce, Inc.	4,200	1,264,956
Seagate Technology Holdings PLC	16,381	1,524,252
ServiceNow, Inc. (a)	3,386	2,581,486
TE Connectivity Ltd.	2,263	328,678
Teradyne, Inc.	1,781	200,950
Texas Instruments, Inc.	16,632	2,897,461
Western Digital Corp. (a)	4,212	287,427
		95,451,974
Materials — 2.2%
Dow, Inc.	26,030	1,507,918
Eastman Chemical Co.	8,400	841,848
International Paper Co.	2,395	93,453
Linde PLC	6,382	2,963,290
LyondellBasell Industries NV Class A	8,156	834,196
Nucor Corp.	2,661	526,612
PPG Industries, Inc.	2,979	431,657
		7,198,974
Real Estate — 2.0%
Digital Realty Trust, Inc.	7,845	1,129,994
Equity LifeStyle Properties, Inc.	7,297	469,927
Prologis, Inc.	16,819	2,190,170
SBA Communications Corp.	4,785	1,036,909
Sun Communities, Inc.	2,591	333,151
Ventas, Inc.	20,348	885,952
Welltower, Inc.	6,603	616,984
		6,663,087

The accompanying notes are an integral part of the financial statements.
10

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.2%
CMS Energy Corp.	13,594	$820,262
Constellation Energy Corp.	2,705	500,019
NextEra Energy, Inc.	31,545	2,016,041
PG&E Corp.	92,981	1,558,362
Southern Co.	32,868	2,357,951
		7,252,635
TOTAL COMMON STOCK (Cost $225,997,967)		323,123,531
TOTAL EQUITIES (Cost $225,997,967)		323,123,531
Rights — 0.0%
Health Care — 0.0%
Tobira Therapeutics Inc., CVR (a) (b) (c)	505	—
TOTAL RIGHTS (Cost $30)		—
TOTAL LONG-TERM INVESTMENTS (Cost $225,997,997)		323,123,531

	Principal Amount
Short-Term Investments — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$1,570,999	1,570,999
TOTAL SHORT-TERM INVESTMENTS (Cost $1,570,999)		1,570,999
TOTAL INVESTMENTS — 99.7% (Cost $227,568,996) (e)		324,694,530
Other Assets/(Liabilities) — 0.3%		1,024,698
NET ASSETS — 100.0%		$325,719,228
Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(d)
Maturity value of $1,571,279. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,602,471.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	6/21/24	7	$1,827,837	$ 30,138

The accompanying notes are an integral part of the financial statements.
11

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments
March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 95.5%
Bank Loans — 1.2%
Advertising — 0.0%
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD Term SOFR + 1.500% 6.930% VRN 2/05/27	$ 305,000	$ 304,237
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750% 10.329% VRN 4/20/28	72,250	74,949
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 5.250% 10.733% VRN 6/21/27	67,053	68,965
		143,914
Building Materials — 0.0%
Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.826% VRN 1/12/29	155,000	155,659
Diversified Financial Services — 0.1%
Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.577% VRN 7/29/30	421,005	420,454
Electric — 0.1%
NRG Energy, Inc., 2024 Term Loan, 0.000% 3/27/31 (a)	330,000	329,383
Energy – Alternate Sources — 0.0%
Vistra Zero Operating Company LLC, Term Loan B, 0.000% 3/20/31 (a)	40,000	40,000
Entertainment — 0.1%
Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750% 8.040% VRN 2/06/31	65,000	65,000
Delta 2 (LUX) SARL, 2022 Term Loan B, 3 mo. USD Term SOFR + 2.250% 7.559% VRN 1/15/30	240,000	240,060
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 2.750% 8.336% VRN 4/29/26	264,539	264,870
		569,930

	Principal Amount	Value
Environmental Controls — 0.1%
Filtration Group Corp., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250% 9.695% VRN 10/21/28	$ 391,338	$ 392,317
Health Care – Products — 0.0%
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%, 8.441% VRN 10/23/28	194,559	194,977
Health Care – Services — 0.2%
ICON Luxembourg SARL, 2024 LUX Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.302% VRN 7/03/28	27,949	27,997
IQVIA, Inc., 2023 USD Term Loan B4, 0.000% 1/02/31 (a)	1,145,000	1,149,500
PRA Health Sciences, Inc., 2024 US Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.309% VRN 7/03/28	6,964	6,976
		1,184,473
Insurance — 0.2%
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500% 8.829% VRN 2/14/31	40,000	40,038
Asurion LLC
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.250% 9.677% VRN 8/19/28	169,331	163,150
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.250% 10.692% VRN 1/31/28	25,000	22,437
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 10.692% VRN 1/20/29	255,000	227,149
HUB International Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.574% VRN 6/20/30	407,014	407,087
Truist Insurance Holdings LLC, 1st Lien Term Loan, 0.000% 3/24/31 (a)	390,000	389,349
		1,249,210

The accompanying notes are an integral part of the financial statements.
12

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.0%
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD SOFR CME + 1.750% 7.177% VRN 9/10/27	$ 121,875	$ 121,392
Investment Companies — 0.0%
Brookfield WEC Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750% 8.079% VRN 1/27/31	135,145	134,949
Lodging — 0.1%
Hilton Domestic Operating Company, Inc.
2023 Term Loan B3, 1 mo. USD Term SOFR + 1.750% 7.179% VRN 6/21/28	220,000	220,325
2023 Term Loan B4, 1 mo. USD Term SOFR + 2.000% 7.429% VRN 11/08/30	220,000	220,326
		440,651
Packaging & Containers — 0.0%
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.827% VRN 12/01/27	204,740	205,043
Private Equity — 0.0%
GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%, 8.309% VRN 1/31/31	220,000	220,596
Retail — 0.0%
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.750% 9.321% VRN 12/21/27	20,496	16,192
Software — 0.3%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 0.000% 2/23/32 (a)	5,000	5,169
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500% 8.809% VRN 2/24/31	478,611	481,262
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.930% VRN 12/11/28	96,631	95,991

	Principal Amount	Value
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 3.250% 8.580% VRN 2/15/29	$ 96,113	$ 95,077
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD SOFR CME + 4.250% 9.580% VRN 12/29/28	114,617	115,262
Epicor Software Corp., 2020 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.692% VRN 7/30/27 (a)	187,872	188,411
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.000% 8.445% VRN 4/24/28	130,253	126,634
UKG, Inc. 2024 Term Loan B, 3 mo. USD SOFR CME + 3.500% 8.814% VRN 2/10/31	611,898	614,804
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.250% 10.680% VRN 5/03/27	101,330	102,048
		1,824,658
TOTAL BANK LOANS (Cost $7,969,421)		7,948,035
Corporate Debt — 28.3%
Advertising — 0.0%
Interpublic Group of Cos., Inc. 4.650% 10/01/28	215,000	211,199
Lamar Media Corp. 4.875% 1/15/29	80,000	77,086
		288,285
Aerospace & Defense — 0.3%
BAE Systems PLC 5.300% 3/26/34 (b)	305,000	306,529
Boeing Co. 3.250% 2/01/28	100,000	92,003
5.040% 5/01/27	630,000	618,119
L3Harris Technologies, Inc. 5.050% 6/01/29	295,000	294,057
TransDigm, Inc. 6.750% 8/15/28 (b)	85,000	86,122
6.875% 12/15/30 (b)	246,000	250,771
7.125% 12/01/31 (b)	220,000	226,723
		1,874,324
Agriculture — 0.2%
BAT Capital Corp. 2.259% 3/25/28	155,000	137,979

The accompanying notes are an integral part of the financial statements.
13

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 2/20/34	$ 250,000	$ 253,136
6.343% 8/02/30	85,000	88,567
7.079% 8/02/43	215,000	229,380
7.081% 8/02/53	465,000	501,293
Darling Ingredients, Inc. 6.000% 6/15/30 (b)	55,000	54,505
Philip Morris International, Inc. 5.125% 2/15/30	280,000	279,997
		1,544,857
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% 4/20/26 (b)	78,750	78,214
Apparel — 0.1%
VF Corp. 4.125% 3/07/26 EUR (c)	112,000	119,406
4.250% 3/07/29 EUR (c)	115,000	122,081
2.950% 4/23/30 (d)	323,000	266,645
		508,132
Auto Manufacturers — 1.0%
American Honda Finance Corp. 0.750% 11/25/26 GBP (c)	130,000	148,751
1.950% 10/18/24 EUR (c)	200,000	213,591
5.650% 11/15/28	390,000	401,887
Daimler Truck Finance North America LLC 5.000% 1/15/27 (b)	150,000	149,576
5.125% 1/19/28 (b) (d)	150,000	150,190
5.375% 1/18/34 (b)	150,000	150,770
Ford Motor Co. 9.625% 4/22/30	160,000	187,435
Ford Motor Credit Co. LLC 4.867% 8/03/27 EUR (c)	271,000	300,838
4.950% 5/28/27	265,000	258,564
5.125% 2/20/29 EUR (c)	110,000	124,228
6.798% 11/07/28	200,000	208,755
7.122% 11/07/33	200,000	215,182
7.350% 11/04/27	200,000	209,754
General Motors Financial Co., Inc. 0.850% 2/26/26 EUR (b) (c)	150,000	153,656
4.000% 10/06/26	95,000	92,112
5.400% 5/08/27	380,000	380,994
5.800% 6/23/28	180,000	183,522
Hyundai Capital America 5.250% 1/08/27 (b)	150,000	149,865
5.350% 3/19/29 (b)	160,000	160,555
5.400% 1/08/31 (b)	90,000	90,358
5.500% 3/30/26 (b)	135,000	135,220

	Principal Amount	Value
6.500% 1/16/29 (b)	$ 185,000	$ 194,086
Nissan Motor Acceptance Co. LLC 1.850% 9/16/26 (b)	160,000	144,777
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 mo. USD Term SOFR + 6.030% 11.493% FRN 10/15/26 (b)	145,000	145,827
Volkswagen Bank GmbH 4.375% 5/03/28 EUR (b) (c)	100,000	110,278
Volkswagen Financial Services AG 0.375% 2/12/30 EUR (b) (c)	270,000	242,781
Volkswagen Group of America Finance LLC 3.200% 9/26/26 (b)	655,000	623,335
5.600% 3/22/34 (b)	415,000	419,217
Volkswagen Leasing GmbH 1.500% 6/19/26 EUR (b) (c)	145,000	149,273
1.625% 8/15/25 EUR (b) (c)	150,000	157,209
		6,252,586
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co. 6.750% 5/15/28 (b)	123,000	124,676
Dana Financing Luxembourg SARL 8.500% 7/15/31 EUR (b) (c)	100,000	118,737
ZF North America Capital, Inc. 6.875% 4/14/28 (b)	150,000	155,580
7.125% 4/14/30 (b)	150,000	158,058
		557,051
Banks — 7.7%
Banca Transilvania SA 1 yr. EURIBOR ICE Swap + 5.580% 8.875% VRN 4/27/27 EUR (b) (c)	300,000	342,744
Banco Bilbao Vizcaya Argentaria SA 3.375% 9/20/27 EUR (b) (c)	200,000	215,654
5 yr. EURIBOR ICE Swap + 2.800% 5.750% VRN 9/15/33 EUR (b) (c)	100,000	113,498
1 yr. CMT + 1.950% 6.033% VRN 3/13/35	800,000	811,864
Banco Comercial Portugues SA 3 mo. EURIBOR + 1.550% 1.125% VRN 2/12/27 EUR (b) (c)	200,000	204,576

The accompanying notes are an integral part of the financial statements.
14

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. EURIBOR + 2.000% 1.750% VRN 4/07/28 EUR (b) (c)	$ 100,000	$ 101,369
Banco de Credito del Peru SA 5 yr. CMT + 3.000% 3.125% VRN 7/01/30 (b)	200,000	191,528
Banco de Sabadell SA 1 yr. EURIBOR ICE Swap + 1.150% 0.875% VRN 6/16/28 EUR (b) (c)	200,000	197,044
1 yr. EUR Swap + 2.000% 5.000% VRN 6/07/29 EUR (b) (c)	100,000	113,144
1 yr. EUR Swap + 2.250% 5.125% VRN 11/10/28 EUR (b) (c)	100,000	112,954
Banco Santander SA 1.125% 1/17/25 EUR (b) (c)	200,000	211,189
2.746% 5/28/25	1,200,000	1,160,080
Bank Hapoalim BM 5 yr. CMT + 2.155% 3.255% VRN 1/21/32 (b)	200,000	179,222
Bank of America Corp. 3 mo. EURIBOR + 0.890% 1.662% VRN 4/25/28 EUR (b) (c)	100,000	101,881
Secured Overnight Financing Rate + 1.530% 1.898% VRN 7/23/31	1,260,000	1,034,128
Secured Overnight Financing Rate + 1.220% 2.299% VRN 7/21/32	425,000	347,781
2.375% 6/19/24 EUR (b) (c)	150,000	161,252
2.375% 6/19/24 EUR (b) (c)	150,000	161,252
3 mo. USD Term SOFR + 1.252% 2.496% VRN 2/13/31	1,735,000	1,494,601
Secured Overnight Financing Rate + 1.570% 5.819% VRN 9/15/29	1,330,000	1,363,701
Bank of New York Mellon Corp. Secured Overnight Financing Rate + 1.418% 5.188% VRN 3/14/35	425,000	423,036
Secured Overnight Financing Rate + 1.598% 6.317% VRN 10/25/29	445,000	469,578
Secured Overnight Financing Rate + 1.845% 6.474% VRN 10/25/34	510,000	555,377

	Principal Amount	Value
Banque Federative du Credit Mutuel SA 1.250% 5/26/27 EUR (b) (c)	$ 100,000	$ 100,963
1.375% 7/16/28 EUR (b) (c)	100,000	99,537
3.125% 9/14/27 EUR (b) (c)	100,000	106,842
5.125% 1/13/33 EUR (b) (c)	100,000	114,789
Barclays PLC 1 yr. EUR Swap + 1.260% 0.577% VRN 8/09/29 EUR (b) (c)	215,000	201,787
1 yr. EURIBOR ICE Swap + 0.850% 0.877% VRN 1/28/28 EUR (b) (c)	200,000	199,502
Secured Overnight Financing Rate + 2.714% 2.852% VRN 5/07/26	211,000	204,523
1 yr. CMT + 2.300% 5.304% VRN 8/09/26	202,000	200,940
1 yr. CMT + 2.650% 5.501% VRN 8/09/28	225,000	224,352
Secured Overnight Financing Rate + 1.740% 5.690% VRN 3/12/30	395,000	397,056
Secured Overnight Financing Rate + 2.420% 6.036% VRN 3/12/55	200,000	208,230
1 yr. U.K. Government Bond + 2.800% 6.369% VRN 1/31/31 GBP (b) (c)	125,000	164,417
Secured Overnight Financing Rate + 2.620% 6.692% VRN 9/13/34	675,000	719,105
BBVA Bancomer SA 5 yr. CMT + 2.650% 5.125% VRN 1/18/33 (b)	300,000	278,809
BNP Paribas SA 3 mo. EURIBOR + 1.800% 2.125% VRN 1/23/27 EUR (b) (c)	200,000	209,596
Secured Overnight Financing Rate + 1.590% 5.497% VRN 5/20/30 (b)	580,000	581,268
Secured Overnight Financing Rate + 1.880% 5.738% VRN 2/20/35 (b)	575,000	579,015
BPCE SA 0.250% 1/14/31 EUR (b) (c)	200,000	174,851
3.500% 1/25/28 EUR (b) (c)	100,000	108,271
CaixaBank SA 3 mo. EURIBOR + 1.000% 0.750% VRN 5/26/28 EUR (b) (c)	100,000	98,857

The accompanying notes are an integral part of the financial statements.
15

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.125% 5/17/24 EUR (b) (c)	$ 100,000	$ 107,502
3.750% 9/07/29 EUR (b) (c)	200,000	220,474
Secured Overnight Financing Rate + 2.260% 6.037% VRN 6/15/35 (b)	690,000	696,144
Secured Overnight Financing Rate + 2.700% 6.208% VRN 1/18/29 (b)	500,000	510,110
5 yr. EUR Swap + 3.550% 6.250% VRN 2/23/33 EUR (b) (c)	100,000	114,164
Secured Overnight Financing Rate + 2.080% 6.684% VRN 9/13/27 (b)	420,000	429,103
Secured Overnight Financing Rate + 2.770% 6.840% VRN 9/13/34 (b)	245,000	261,861
Ceska sporitelna AS 3 mo. EURIBOR + 2.350% 5.737% VRN 3/08/28 EUR (b) (c)	300,000	334,268
Citigroup, Inc. Secured Overnight Financing Rate + 1.167% 2.561% VRN 5/01/32	300,000	250,201
Secured Overnight Financing Rate + 1.280% 3.070% VRN 2/24/28	570,000	536,154
Secured Overnight Financing Rate + 2.842% 3.106% VRN 4/08/26	240,000	233,925
4.450% 9/29/27	140,000	136,191
Secured Overnight Financing Rate + 1.887% 4.658% VRN 5/24/28	135,000	132,957
Secured Overnight Financing Rate + 1.546% 5.610% VRN 9/29/26	565,000	565,900
Secured Overnight Financing Rate + 2.056% 5.827% VRN 2/13/35	1,615,000	1,598,828
Cooperatieve Rabobank UA 4.625% 5/23/29 GBP (b) (c)	150,000	181,672
Credit Agricole SA 0.875% 1/14/32 EUR (b) (c)	200,000	176,496
1.000% 9/16/24 EUR (b) (c)	200,000	212,913
Danske Bank AS 1 yr. EURIBOR ICE Swap + 0.880% 0.750% VRN 6/09/29 EUR (b) (c)	100,000	95,543

	Principal Amount	Value
1 yr. EUR Swap + 0.850% 1.375% VRN 2/17/27 EUR (b) (c)	$ 110,000	$ 113,357
5 yr. EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (b) (c)	100,000	104,917
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (b)	1,040,000	1,019,341
1 yr. EUR Swap + 1.350% 4.500% VRN 11/09/28 EUR (b) (c)	100,000	110,482
1 yr. CMT + 1.400% 5.705% VRN 3/01/30 (b)	335,000	337,140
Deutsche Bank AG Secured Overnight Financing Rate + 2.581% 3.961% VRN 11/26/25	320,000	315,631
Fifth Third Bancorp 2.375% 1/28/25	90,000	87,607
2.550% 5/05/27	50,000	46,100
3.950% 3/14/28	155,000	148,047
Secured Overnight Financing Rate + 1.840% 5.631% VRN 1/29/32	150,000	150,154
Secured Overnight Financing Rate + 2.340% 6.339% VRN 7/27/29	325,000	335,033
Goldman Sachs Group, Inc. 1.375% 5/15/24 EUR (b) (c)	40,000	43,016
Secured Overnight Financing Rate + 0.818% 1.542% VRN 9/10/27	605,000	552,823
1.625% 7/27/26 EUR (b) (c)	140,000	144,966
Secured Overnight Financing Rate + 1.248% 2.383% VRN 7/21/32	510,000	418,382
Secured Overnight Financing Rate + 1.846% 3.615% VRN 3/15/28	550,000	526,094
1 yr. U.K. Government Bond + 1.950% 3.625% VRN 10/29/29 GBP (b) (c)	85,000	101,374
3 mo. USD Term SOFR + 1.772% 3.691% VRN 6/05/28	190,000	181,794
Secured Overnight Financing Rate + 1.725% 4.482% VRN 8/23/28	520,000	508,370
HSBC Holdings PLC Secured Overnight Financing Rate + 1.285% 2.206% VRN 8/17/29	365,000	319,896

The accompanying notes are an integral part of the financial statements.
16

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. EURIBOR + 1.290% 4.752% VRN 3/10/28 EUR (b) (c)	$ 280,000	$ 310,955
Secured Overnight Financing Rate + 2.110% 4.755% VRN 6/09/28	770,000	755,102
Huntington National Bank Secured Overnight Financing Rate + 1.215% 5.699% VRN 11/18/25	250,000	248,545
ING Groep NV 3 mo. EURIBOR + 0.700% 0.375% VRN 9/29/28 EUR (b) (c)	100,000	96,273
3 mo. EURIBOR + 0.850% 1.250% VRN 2/16/27 EUR (b) (c)	200,000	205,732
Secured Overnight Financing Rate + 2.090% 6.114% VRN 9/11/34	575,000	596,990
Intesa Sanpaolo SpA 1.000% 7/04/24 EUR (b) (c)	300,000	321,222
1.750% 7/04/29 EUR (b) (c)	100,000	98,675
JP Morgan Chase & Co. 3 mo. EURIBOR + 0.840% 1.638% VRN 5/18/28 EUR (b) (c)	100,000	101,928
3 mo. USD Term SOFR + 1.105% 1.764% VRN 11/19/31	955,000	773,599
Secured Overnight Financing Rate + 1.890% 2.182% VRN 6/01/28	675,000	617,446
Secured Overnight Financing Rate + 2.040% 2.522% VRN 4/22/31	165,000	142,606
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	265,000	234,677
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	1,165,000	1,018,394
Secured Overnight Financing Rate + 1.190% 5.040% VRN 1/23/28	270,000	269,069
Secured Overnight Financing Rate + 1.620% 5.336% VRN 1/23/35 (d)	250,000	250,977
Kreditanstalt fuer Wiederaufbau 4.700% 6/02/37 CAD (c)	65,000	49,367
4.700% 6/02/37 CAD (c)	75,000	56,962

	Principal Amount	Value
Landsbankinn Hf. 0.375% 5/23/25 EUR (b) (c)	$ 265,000	$ 272,614
Morgan Stanley 3 mo. EURIBOR + 0.698% 0.406% VRN 10/29/27 EUR (c)	100,000	99,543
3 mo. EURIBOR + 0.867% 0.495% VRN 10/26/29 EUR (c)	260,000	244,467
Secured Overnight Financing Rate + 0.858% 1.512% VRN 7/20/27	630,000	578,215
Secured Overnight Financing Rate + 1.143% 2.699% VRN 1/22/31	105,000	91,737
Secured Overnight Financing Rate + 1.730% 5.123% VRN 2/01/29	880,000	877,854
3 mo. EURIBOR + 1.954% 5.148% VRN 1/25/34 EUR (c)	100,000	119,294
Secured Overnight Financing Rate + 1.450% 5.173% VRN 1/16/30	420,000	420,356
Nationale-Nederlanden Bank NV 0.375% 2/26/25 EUR (b) (c)	100,000	104,477
NatWest Group PLC 3 mo. EURIBOR + 0.949% 0.780% VRN 2/26/30 EUR (b) (c)	180,000	169,397
5 yr. EUR Swap + 1.270% 1.043% VRN 9/14/32 EUR (b) (c)	135,000	130,316
NongHyup Bank 4.875% 7/03/28 (b)	310,000	308,680
OTP Bank Nyrt 3 mo. EURIBOR + 4.523% 7.350% VRN 3/04/26 EUR (b) (c)	140,000	154,064
The PNC Financial Services Group, Inc. Secured Overnight Financing Rate + 1.342% 5.300% VRN 1/21/28	140,000	140,160
Secured Overnight Financing Rate Index + 1.730% 6.615% VRN 10/20/27	95,000	97,808
QNB Finance Ltd. 2.750% 2/12/27 (b)	200,000	186,750
4.875% 1/30/29 (b)	200,000	197,603

The accompanying notes are an integral part of the financial statements.
17

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Bank of Canada 4.125% 7/05/28 EUR (b) (c)	$ 100,000	$ 110,649
Santander UK Group Holdings PLC 1 yr. EUR Swap + 0.800% 0.603% VRN 9/13/29 EUR (b) (c)	275,000	259,193
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	1,465,000	1,379,929
1 yr. GBP SONIA Linked ICE Swap + 1.250% 2.421% VRN 1/17/29 GBP (b) (c)	100,000	112,861
Shinhan Bank Co. Ltd. 4.500% 4/12/28 (b)	330,000	324,047
Societe Generale SA 1 yr. CMT + 1.500% 5.519% VRN 1/19/28 (b)	940,000	933,534
1 yr. CMT + 1.750% 5.634% VRN 1/19/30 (b)	460,000	458,040
Standard Chartered PLC 1 yr. CMT + 1.000% 1.456% VRN 1/14/27 (b)	295,000	273,615
5 yr. EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (b) (c)	180,000	189,061
3 mo. USD LIBOR + 1.209% 2.819% VRN 1/30/26 (b)	200,000	194,901
1 yr. CMT + 1.650% 3.971% VRN 3/30/26 (b)	550,000	540,179
The Toronto-Dominion Bank 2.551% 8/03/27 EUR (b) (c)	100,000	105,058
5.523% 7/17/28	95,000	97,021
UBS Group AG Secured Overnight Financing Rate Index + 0.980% 1.305% VRN 2/02/27 (b)	340,000	313,863
1 yr. GBP Swap + 1.230% 2.125% VRN 9/12/25 GBP (b) (c)	250,000	310,747
1 yr. EUR Swap + 1.950% 2.875% VRN 4/02/32 EUR (b) (c)	185,000	187,141
Secured Overnight Financing Rate + 1.730% 3.091% VRN 5/14/32 (b)	550,000	467,813
1 yr. CMT + 2.000% 6.301% VRN 9/22/34 (b)	325,000	340,198
Secured Overnight Financing Rate + 3.920% 6.537% VRN 8/12/33 (b)	825,000	869,789

	Principal Amount	Value
1 yr. EURIBOR ICE Swap + 4.950% 7.750% VRN 3/01/29 EUR (b) (c)	$ 100,000	$ 123,006
5 yr. CMT + 4.745% 9.250% VRN (b) (e)	200,000	216,695
US Bancorp Secured Overnight Financing Rate + 1.560% 5.384% VRN 1/23/30	185,000	185,817
Secured Overnight Financing Rate + 1.860% 5.678% VRN 1/23/35	310,000	313,016
Wells Fargo & Co. Secured Overnight Financing Rate + 2.100% 2.393% VRN 6/02/28	1,105,000	1,011,411
3 mo. USD Term SOFR + 1.262% 2.572% VRN 2/11/31	1,075,000	926,666
Secured Overnight Financing Rate + 1.500% 5.198% VRN 1/23/30	550,000	548,841
		48,534,038
Beverages — 0.1%
Anheuser-Busch InBev SA 1.150% 1/22/27 EUR (b) (c)	100,000	102,026
1.650% 3/28/31 EUR (b) (c)	165,000	160,410
Anheuser-Busch InBev Worldwide, Inc. 5.550% 1/23/49	400,000	417,055
Carlsberg Breweries AS 0.375% 6/30/27 EUR (b) (c)	100,000	98,138
0.875% 7/01/29 EUR (b) (c)	140,000	133,517
		911,146
Building Materials — 0.1%
Carrier Global Corp. 2.493% 2/15/27	100,000	93,174
5.800% 11/30/25	130,000	130,863
Holcim Finance Luxembourg SA 2.250% 5/26/28 EUR (b) (c)	100,000	103,198
Summit Materials LLC/Summit Materials Finance Corp. 7.250% 1/15/31 (b)	40,000	41,576
		368,811
Chemicals — 0.3%
Axalta Coating Systems Dutch Holding B BV 7.250% 2/15/31 (b)	225,000	234,047

The accompanying notes are an integral part of the financial statements.
18

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Braskem Netherlands Finance BV 4.500% 1/31/30 (b) (d)	$ 300,000	$ 257,962
Celanese US Holdings LLC 6.050% 3/15/25	63,000	63,121
6.165% 7/15/27	95,000	96,759
MEGlobal BV 2.625% 4/28/28 (b)	200,000	178,000
Methanex Corp. 5.125% 10/15/27	65,000	62,870
Westlake Corp. 1.625% 7/17/29 EUR (c)	835,000	808,278
		1,701,037
Commercial Services — 0.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.250% 10/15/26 EUR (b) (c)	100,000	108,535
Autostrade per l'Italia SpA 1.625% 1/25/28 EUR (b) (c)	100,000	99,980
2.000% 12/04/28 EUR (b) (c)	165,000	164,801
2.000% 1/15/30 EUR (b) (c)	625,000	611,438
Boost Newco Borrower LLC 7.500% 1/15/31 (b)	400,000	418,725
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.500% 1/15/31 GBP (b) (c)	100,000	135,997
Holding d'Infrastructures de Transport SASU 1.475% 1/18/31 EUR (b) (c)	200,000	187,124
Loxam SAS 6.375% 5/15/28 EUR (b) (c)	100,000	112,034
Transurban Finance Co. Pty. Ltd. 1.750% 3/29/28 EUR (b) (c)	100,000	101,220
3.000% 4/08/30 EUR (b) (c)	300,000	314,699
Verisure Holding AB 3.875% 7/15/26 EUR (b) (c)	100,000	106,091
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	50,000	51,711
		2,412,355
Computers — 0.0%
Booz Allen Hamilton, Inc. 5.950% 8/04/33	190,000	196,556
Distribution & Wholesale — 0.0%
Ritchie Bros Holdings, Inc. 6.750% 3/15/28 (b)	20,000	20,401

	Principal Amount	Value
7.750% 3/15/31 (b)	$ 15,000	$ 15,694
		36,095
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450% 10/29/26	525,000	487,546
3.300% 1/30/32	720,000	617,512
4.450% 4/03/26	270,000	265,521
5.100% 1/19/29	215,000	213,730
CA Auto Bank SpA 0.500% 9/13/24 EUR (b) (c)	160,000	169,929
4.750% 1/25/27 EUR (b) (c)	100,000	110,429
Capital One Financial Corp. 1.650% 6/12/29 EUR (c)	300,000	287,311
Secured Overnight Financing Rate + 1.790% 3.273% VRN 3/01/30	265,000	238,726
3.650% 5/11/27	610,000	583,184
3.750% 3/09/27	210,000	201,554
Secured Overnight Financing Rate + 2.160% 4.985% VRN 7/24/26	525,000	521,614
Secured Overnight Financing Rate + 2.600% 5.247% VRN 7/26/30	140,000	137,787
Secured Overnight Financing Rate + 1.905% 5.700% VRN 2/01/30 (d)	200,000	201,707
Secured Overnight Financing Rate + 2.260% 6.051% VRN 2/01/35 (d)	260,000	264,708
Secured Overnight Financing Rate + 3.070% 7.624% VRN 10/30/31	85,000	93,882
Encore Capital Group, Inc. 5.375% 2/15/26 GBP (b) (c)	140,000	172,259
Intercontinental Exchange, Inc. 2.650% 9/15/40	130,000	93,523
4.350% 6/15/29	465,000	452,535
Iqera Group SAS 4.250% 9/30/24 EUR (b) (c)	100,000	105,684
Jerrold Finco PLC 5.250% 1/15/27 GBP (b) (c)	100,000	120,245
Kane Bidco Ltd. 5.000% 2/15/27 EUR (b) (c)	225,000	234,111
LeasePlan Corp. NV 5 yr. EURIBOR ICE Swap + 7.556% 7.375% VRN EUR (b) (c) (e)	200,000	215,830

The accompanying notes are an integral part of the financial statements.
19

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
London Stock Exchange Group PLC 1.750% 12/06/27 EUR (b) (c)	$ 100,000	$ 102,601
Lseg US Fin Corp. 5.297% 3/28/34 (b)	340,000	342,145
LSEGA Financing PLC 2.000% 4/06/28 (b)	1,520,000	1,357,116
2.500% 4/06/31 (b)	435,000	368,187
3.200% 4/06/41 (b)	200,000	151,801
Navient Corp. 9.375% 7/25/30	160,000	171,165
11.500% 3/15/31	130,000	144,681
OneMain Finance Corp. 9.000% 1/15/29 (d)	300,000	318,334
		8,745,357
Electric — 2.5%
AES Corp. 5.450% 6/01/28	148,000	147,713
American Electric Power Co., Inc. 5.200% 1/15/29	325,000	325,764
AusNet Services Holdings Pty. Ltd. 1.500% 2/26/27 EUR (b) (c)	100,000	101,971
Baltimore Gas & Electric Co. 5.400% 6/01/53	200,000	198,914
DTE Energy Co. 4.875% 6/01/28	90,000	88,982
5.100% 3/01/29	640,000	637,419
Duke Energy Corp. 5.000% 8/15/52	525,000	475,213
6.100% 9/15/53	615,000	649,920
E.ON International Finance BV 6.250% 6/03/30 GBP (b) (c)	305,000	413,239
Edison International 6.950% 11/15/29	85,000	91,063
EDP - Energias de Portugal SA 2.875% 6/01/26 EUR (b) (c)	200,000	213,214
Electricite de France SA 6.125% 6/02/34 GBP (b) (c)	200,000	260,531
Enel Finance International NV 5.625% 8/14/24 GBP (b) (c)	150,000	189,228
6.800% 10/14/25 (b)	200,000	203,995
Exelon Corp. 5.150% 3/15/28	90,000	90,220
5.450% 3/15/34	240,000	241,614
5.600% 3/15/53	720,000	718,658
Georgia Power Co. 4.950% 5/17/33	450,000	443,688
5.250% 3/15/34	310,000	313,130

	Principal Amount	Value
Indiana Michigan Power Co. 5.625% 4/01/53	$ 35,000	$ 35,357
Indianapolis Power & Light Co. 5.700% 4/01/54 (b)	150,000	150,398
Interchile SA 4.500% 6/30/56 (b)	280,000	227,288
IPALCO Enterprises, Inc. 5.750% 4/01/34 (b)	260,000	259,175
MidAmerican Energy Co. 5.850% 9/15/54	175,000	186,720
National Grid Electricity Distribution East Midlands PLC 3.530% 9/20/28 EUR (b) (c)	100,000	108,209
NextEra Energy Capital Holdings, Inc. 2.440% 1/15/32	435,000	359,491
5.250% 2/28/53	175,000	166,654
5.749% 9/01/25	295,000	296,266
Niagara Mohawk Power Corp. 5.664% 1/17/54 (b)	255,000	253,701
NRG Energy, Inc. 4.450% 6/15/29 (b)	170,000	160,705
Orsted AS 4.875% 1/12/32 GBP (b) (c)	150,000	186,908
Pacific Gas & Electric Co. 2.100% 8/01/27	383,000	344,841
2.500% 2/01/31	465,000	386,684
4.550% 7/01/30	605,000	575,066
5.800% 5/15/34	350,000	353,241
6.700% 4/01/53	145,000	156,940
6.750% 1/15/53	365,000	397,582
6.950% 3/15/34	265,000	290,112
PacifiCorp 5.300% 2/15/31	380,000	381,089
Palomino Funding Trust I 7.233% 5/17/28 (b)	290,000	304,186
Public Service Enterprise Group, Inc. 5.875% 10/15/28	95,000	97,815
RTE Reseau de Transport d’Electricite SADIR 0.750% 1/12/34 EUR (b) (c)	200,000	169,869
Sempra 3.400% 2/01/28	95,000	89,762
3.700% 4/01/29	145,000	135,561
Southern California Edison Co. 4.700% 6/01/27	340,000	336,264
5.700% 3/01/53	220,000	220,470
Southern Co. 5.200% 6/15/33	665,000	664,484

The accompanying notes are an integral part of the financial statements.
20

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.700% 3/15/34	$ 590,000	$ 608,493
State Grid Overseas Investment BVI Ltd. 1.375% 5/02/25 EUR (b) (c)	100,000	104,664
Talen Energy Supply LLC 8.625% 6/01/30 (b)	300,000	320,806
TenneT Holding BV 2.000% 6/05/34 EUR (b) (c)	330,000	318,350
Vistra Corp. 5 yr. CMT + 6.930% 8.000% VRN (b) (e)	355,000	363,011
5 yr. CMT + 5.045% 8.875% VRN (b) (e)	270,000	278,476
Vistra Operations Co. LLC 5.125% 5/13/25 (b)	187,000	185,346
6.950% 10/15/33 (b)	190,000	202,799
7.750% 10/15/31 (b)	215,000	225,165
		15,706,424
Electronics — 0.1%
Sensata Technologies BV 5.875% 9/01/30 (b)	345,000	337,531
Engineering & Construction — 0.3%
ABB Finance BV 3.250% 1/16/27 EUR (b) (c)	100,000	108,300
3.375% 1/16/31 EUR (b) (c)	115,000	125,755
Avinor AS 0.750% 10/01/30 EUR (b) (c)	140,000	129,734
Cellnex Finance Co. SA 2.000% 2/15/33 EUR (b) (c)	300,000	280,680
Cellnex Telecom SA 1.750% 10/23/30 EUR (b) (c)	800,000	767,942
Heathrow Funding Ltd. 2.750% 10/13/31 GBP (b) (c)	225,000	254,796
Sydney Airport Finance Co. Pty. Ltd. 4.375% 5/03/33 EUR (b) (c)	220,000	249,029
		1,916,236
Entertainment — 0.3%
Banijay Entertainment SASU 7.000% 5/01/29 EUR (b) (c)	100,000	113,150
Caesars Entertainment, Inc. 7.000% 2/15/30 (b)	155,000	159,105
Cirsa Finance International SARL 7.875% 7/31/28 EUR (b) (c)	120,000	136,907

	Principal Amount	Value
Inter Media & Communication SpA 6.750% 2/09/27 EUR (b) (c)	$ 145,000	$ 152,909
International Game Technology PLC 3.500% 6/15/26 EUR (b) (c)	100,000	106,532
3.500% 6/15/26 EUR (b) (c)	100,000	106,533
Lottomatica SpA 3 mo. EURIBOR + 4.125% 8.067% FRN 6/01/28 EUR (b) (c)	100,000	108,829
Motion Finco SARL 7.375% 6/15/30 EUR (b) (c)	170,000	191,195
Warnermedia Holdings, Inc. 3.755% 3/15/27	628,000	599,318
		1,674,478
Food — 0.3%
Bellis Acquisition Co. PLC 3.250% 2/16/26 GBP (b) (c)	100,000	119,004
Bimbo Bakeries USA, Inc. 5.375% 1/09/36 (b)	200,000	198,425
6.050% 1/15/29 (b)	225,000	232,812
6.400% 1/15/34 (b)	200,000	214,379
Chobani LLC/Chobani Finance Corp., Inc. 4.625% 11/15/28 (b)	105,000	97,916
Mars, Inc. 4.750% 4/20/33 (b)	440,000	431,634
Mondelez International Holdings Netherlands BV 0.250% 9/09/29 EUR (b) (c)	198,000	182,558
Mondelez International, Inc. 0.250% 3/17/28 EUR (c)	237,000	227,534
1.625% 3/08/27 EUR (c)	100,000	103,039
Tesco Corporate Treasury Services PLC 0.875% 5/29/26 EUR (b) (c)	150,000	152,852
2.750% 4/27/30 GBP (b) (c)	150,000	168,647
		2,128,800
Forest Products & Paper — 0.0%
Mondi Finance Europe GmbH 2.375% 4/01/28 EUR (b) (c)	100,000	103,757
Gas — 0.1%
APA Infrastructure Ltd. 2.000% 3/22/27 EUR (b) (c)	100,000	102,944
3.500% 3/22/30 GBP (b) (c)	150,000	170,547
Boston Gas Co. 6.119% 7/20/53 (b)	155,000	157,805
NiSource, Inc. 3.490% 5/15/27	100,000	95,383

The accompanying notes are an integral part of the financial statements.
21

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 3/30/28	$ 85,000	$ 85,584
Snam SpA 0.875% 10/25/26 EUR (b) (c)	185,000	187,279
		799,542
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. 2.750% 11/15/50	174,000	103,039
Health Care – Products — 0.7%
Becton Dickinson Euro Finance SARL 1.213% 2/12/36 EUR (c)	100,000	83,495
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.250% 4/01/29 (b)	115,000	115,515
Medtronic Global Holdings SCA 0.375% 10/15/28 EUR (c)	100,000	95,327
Revvity, Inc. 1.900% 9/15/28	410,000	357,043
2.250% 9/15/31	220,000	180,471
3.300% 9/15/29	225,000	204,247
Sartorius Finance BV 4.500% 9/14/32 EUR (b) (c)	200,000	227,227
4.875% 9/14/35 EUR (b) (c)	400,000	464,734
Solventum Corp. 5.400% 3/01/29 (b)	435,000	435,877
5.600% 3/23/34 (b)	1,155,000	1,158,777
5.900% 4/30/54 (b)	460,000	458,868
6.000% 5/15/64 (b)	460,000	455,979
Thermo Fisher Scientific, Inc. 0.875% 10/01/31 EUR (c)	140,000	128,000
2.375% 4/15/32 EUR (c)	100,000	101,400
5.200% 1/31/34	210,000	214,165
		4,681,125
Health Care – Services — 1.5%
Centene Corp. 2.450% 7/15/28	230,000	203,944
2.625% 8/01/31	315,000	258,576
3.375% 2/15/30	515,000	455,740
4.250% 12/15/27	95,000	90,580
4.625% 12/15/29	970,000	920,898
Charles River Laboratories International, Inc. 4.000% 3/15/31 (b)	110,000	98,290
Elevance Health, Inc. 5.125% 2/15/53	220,000	210,835
Fresenius SE & Co. KGaA 5.000% 11/28/29 EUR (b) (c)	100,000	113,663
HCA, Inc. 3.125% 3/15/27	235,000	222,251

	Principal Amount	Value
3.375% 3/15/29	$ 90,000	$ 82,530
3.500% 9/01/30	599,000	541,710
4.500% 2/15/27	90,000	88,242
5.375% 9/01/26	170,000	169,960
5.875% 2/15/26	160,000	160,684
Humana, Inc. 4.875% 4/01/30	550,000	543,029
5.375% 4/15/31	415,000	415,224
5.750% 4/15/54	175,000	176,140
5.950% 3/15/34	260,000	269,972
IQVIA, Inc. 6.250% 2/01/29	380,000	394,563
6.500% 5/15/30 (b)	200,000	204,103
Molina Healthcare, Inc. 4.375% 6/15/28 (b)	75,000	70,502
Sutter Health 5.164% 8/15/33	140,000	141,115
UnitedHealth Group, Inc. 4.500% 4/15/33	420,000	406,443
4.900% 4/15/31	715,000	715,330
5.000% 4/15/34	625,000	626,092
5.050% 4/15/53	856,000	831,363
5.875% 2/15/53	735,000	795,200
		9,206,979
Holding Company – Diversified — 0.0%
ProGroup AG 5.375% 4/15/31 EUR (b) (c) (f)	70,000	75,335
Home Furnishing — 0.0%
Electrolux AB 4.500% 9/29/28 EUR (b) (c)	100,000	109,665
Household Products & Wares — 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 EUR (b) (c)	145,000	158,949
Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750% 4/15/28 (b)	295,000	297,082
7.000% 1/15/31 (b)	70,000	70,701
Allianz SE 10 yr. EURIBOR ICE Swap + 3.200% 3.375% VRN EUR (b) (c) (e)	400,000	428,088
AmWINS Group, Inc. 4.875% 6/30/29 (b)	140,000	130,674
6.375% 2/15/29 (b)	125,000	125,675
Aon Corp. 2.800% 5/15/30	145,000	127,726

The accompanying notes are an integral part of the financial statements.
22

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Global Funding 0.832% 1/08/27 EUR (b) (c)	$ 165,000	$ 164,049
5.684% 2/23/26 (b)	635,000	637,363
Berkshire Hathaway Finance Corp. 1.500% 3/18/30 EUR (c)	167,000	164,079
CNO Financial Group, Inc. 5.250% 5/30/25	217,000	215,817
Corebridge Financial, Inc. 3.650% 4/05/27	95,000	90,665
3.850% 4/05/29	95,000	88,823
3.900% 4/05/32	295,000	265,330
Corebridge Global Funding 5.200% 1/12/29 (b)	90,000	90,104
Credit Agricole Assurances SA 5 yr. EURIBOR ICE Swap + 2.650% 2.625% VRN 1/29/48 EUR (b) (c)	200,000	202,284
Equitable Holdings, Inc.
4.350% 4/20/28	1,197,000	1,159,673
Hannover Rueck SE 1.125% 4/18/28 EUR (b) (c)	100,000	101,978
3 mo. EURIBOR + 2.380% 1.125% VRN 10/09/39 EUR (b) (c)	200,000	184,907
3 mo. EURIBOR + 3.000% 1.750% VRN 10/08/40 EUR (b) (c)	300,000	281,190
HUB International Ltd. 7.250% 6/15/30 (b)	385,000	395,663
Jackson Financial, Inc. 5.170% 6/08/27 (d)	400,000	399,185
Jones Deslauriers Insurance Management, Inc. 8.500% 3/15/30 (b)	217,000	226,196
Legal & General Group PLC 5 yr. U.K. Government Bond + 4.580% 5.375% VRN 10/27/45 GBP (b) (c)	185,000	232,038
Marsh & McLennan Cos., Inc. 2.250% 11/15/30	185,000	157,275
5.700% 9/15/53	530,000	550,246
Metropolitan Life Global Funding I 5.000% 1/10/30 GBP (b) (c)	100,000	128,883
5.150% 3/28/33 (b)	240,000	240,270
NN Group NV 1.625% 6/01/27 EUR (b) (c)	100,000	102,537

	Principal Amount	Value
Panther Escrow Issuer LLC 7.125% 6/01/31 (b) (f)	$ 130,000	$ 132,172
		7,390,673
Internet — 0.2%
Gen Digital, Inc. 7.125% 9/30/30 (b) (d)	32,000	32,878
Match Group Holdings II LLC 5.000% 12/15/27 (b)	128,000	122,676
MercadoLibre, Inc. 3.125% 1/14/31	200,000	167,448
Meta Platforms, Inc. 5.600% 5/15/53	665,000	702,862
Netflix, Inc. 3.625% 5/15/27 EUR (c)	100,000	108,809
3.875% 11/15/29 EUR (b) (c)	125,000	137,780
4.625% 5/15/29 EUR (c)	100,000	113,991
United Group BV 4.625% 8/15/28 EUR (b) (c)	100,000	102,922
		1,489,366
Investment Companies — 0.2%
Gaci First Investment Co. 4.875% 2/14/35 (b)	475,000	452,880
5.125% 2/14/53 (b)	785,000	679,710
		1,132,590
Iron & Steel — 0.0%
ABJA Investment Co. Pte. Ltd. 5.950% 7/31/24 (b)	200,000	199,464
Leisure Time — 0.2%
Carnival Corp. 7.000% 8/15/29 (b) (d)	140,000	146,018
10.500% 6/01/30 (b)	285,000	311,722
Deuce Finco PLC 5.500% 6/15/27 GBP (b) (c)	100,000	119,412
Harley-Davidson Financial Services, Inc. 5.125% 4/05/26 EUR (b) (c)	210,000	232,028
Life Time, Inc. 5.750% 1/15/26 (b)	125,000	123,986
Royal Caribbean Cruises Ltd. 8.250% 1/15/29 (b)	200,000	211,728
6.250% 3/15/32 (b)	90,000	90,716
		1,235,610
Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 6.125% 4/01/32 (b)	35,000	35,149

The accompanying notes are an integral part of the financial statements.
23

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Las Vegas Sands Corp. 3.500% 8/18/26	$ 210,000	$ 198,782
Marriott International, Inc. 5.000% 10/15/27	322,000	321,044
		554,975
Machinery – Diversified — 0.1%
AGCO Corp. 5.800% 3/21/34	120,000	121,498
Highland Holdings SARL 0.318% 12/15/26 EUR (c)	122,000	120,963
TK Elevator Midco GmbH 4.375% 7/15/27 EUR (b) (c)	100,000	103,707
		346,168
Media — 0.5%
Altice Financing SA 4.250% 8/15/29 EUR (b) (c)	100,000	87,497
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250% 2/01/31 (b)	130,000	106,165
6.375% 9/01/29 (b)	75,000	71,151
7.375% 3/01/31 (b)	70,000	68,648
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	245,000	227,258
6.484% 10/23/45	105,000	97,316
6.650% 2/01/34 (d)	555,000	568,900
Comcast Corp. 3.250% 11/01/39	295,000	231,195
CSC Holdings LLC 11.750% 1/31/29 (b)	200,000	200,312
RCS & RDS SA 3.250% 2/05/28 EUR (b) (c)	200,000	200,666
Sirius XM Radio, Inc. 4.000% 7/15/28 (b)	180,000	164,677
5.000% 8/01/27 (b)	116,000	111,602
Summer BidCo BV 10.000% 2/15/29 EUR (b) (c)	100,000	109,245
Univision Communications, Inc. 7.375% 6/30/30 (b) (d)	65,000	64,275
8.000% 8/15/28 (b) (d)	55,000	56,032
VZ Secured Financing BV 3.500% 1/15/32 EUR (b) (c)	100,000	94,490
Walt Disney Co. 3.600% 1/13/51	255,000	197,541
Wolters Kluwer NV 1.500% 3/22/27 EUR (b) (c)	100,000	102,389

	Principal Amount	Value
Ziggo BV 2.875% 1/15/30 EUR (b) (c)	$ 100,000	$ 95,150
		2,854,509
Mining — 0.3%
Anglo American Capital PLC 3.375% 3/11/29 GBP (b) (c)	140,000	162,569
Corp. Nacional del Cobre de Chile 3.625% 8/01/27 (b)	385,000	364,069
6.300% 9/08/53 (b)	380,000	378,720
6.300% 9/08/53 (b)	620,000	618,380
6.440% 1/26/36 (b)	270,000	277,946
Freeport-McMoRan, Inc. 4.375% 8/01/28	189,000	181,586
5.000% 9/01/27	44,000	43,650
Hudbay Minerals, Inc. 6.125% 4/01/29 (b)	60,000	59,310
		2,086,230
Miscellaneous - Manufacturing — 0.0%
Knorr-Bremse AG 3.250% 9/21/27 EUR (b) (c)	100,000	107,524
Oil & Gas — 1.0%
BP Capital Markets PLC 2.213% 9/25/26 EUR (b) (c)	160,000	168,405
Chesapeake Energy Corp. 6.750% 4/15/29 (b)	120,000	121,286
Continental Resources, Inc. 4.375% 1/15/28	95,000	91,804
Diamondback Energy, Inc. 6.250% 3/15/53	220,000	237,347
Hilcorp Energy I LP/Hilcorp Finance Co. 8.375% 11/01/33 (b)	239,000	259,123
Occidental Petroleum Corp. 6.125% 1/01/31	387,000	400,781
6.200% 3/15/40	315,000	323,229
6.375% 9/01/28 (d)	130,000	134,998
6.450% 9/15/36	80,000	85,301
6.625% 9/01/30	595,000	630,521
7.500% 5/01/31	335,000	372,894
8.500% 7/15/27	115,000	124,822
8.875% 7/15/30	760,000	882,877
Ovintiv, Inc. 5.650% 5/15/28	185,000	188,059
Petroleos Mexicanos 4.750% 2/26/29 EUR (b) (c)	365,000	330,419
4.875% 2/21/28 EUR (b) (c)	460,000	436,335
6.500% 3/13/27	1,185,000	1,116,149
Raizen Fuels Finance SA 6.450% 3/05/34 (b)	200,000	205,198

The accompanying notes are an integral part of the financial statements.
24

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.950% 3/05/54 (b)	$ 200,000	$ 205,876
Saudi Arabian Oil Co. 4.250% 4/16/39 (b)	200,000	174,561
		6,489,985
Packaging & Containers — 0.0%
Graphic Packaging International LLC 2.625% 2/01/29 EUR (b) (c)	100,000	100,067
Sealed Air Corp./Sealed Air Corp. US 6.125% 2/01/28 (b)	65,000	65,135
7.250% 2/15/31 (b) (d)	25,000	25,992
		191,194
Pharmaceuticals — 1.7%
AbbVie, Inc. 2.125% 11/17/28 EUR (c)	100,000	103,027
2.625% 11/15/28 EUR (c)	225,000	236,701
4.050% 11/21/39	270,000	240,408
4.250% 11/21/49	325,000	281,468
4.500% 5/14/35	578,000	555,652
4.700% 5/14/45	530,000	495,600
4.875% 11/14/48	980,000	937,385
5.050% 3/15/34	620,000	627,685
5.350% 3/15/44	125,000	127,456
5.400% 3/15/54	540,000	555,819
Bayer US Finance II LLC 4.250% 12/15/25 (b)	225,000	219,382
6.125% 11/21/26 (b)	200,000	201,653
Bayer US Finance LLC 6.375% 11/21/30 (b)	480,000	490,805
Becton Dickinson & Co. 2.823% 5/20/30	510,000	450,021
3.020% 5/24/25 GBP (c)	150,000	184,245
3.519% 2/08/31 EUR (c)	113,000	122,245
Bristol-Myers Squibb Co. 5.100% 2/22/31	235,000	237,272
5.200% 2/22/34	495,000	502,586
5.550% 2/22/54	200,000	205,677
5.650% 2/22/64	270,000	277,769
6.250% 11/15/53	310,000	349,199
CVS Health Corp. 5.050% 3/25/48	823,000	747,430
5.625% 2/21/53	430,000	422,287
5.875% 6/01/53	230,000	233,981
Gruenenthal GmbH 6.750% 5/15/30 EUR (b) (c)	100,000	114,049
Mylan, Inc. 4.550% 4/15/28	115,000	111,107

	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd. 4.750% 5/19/33	$ 280,000	$ 275,683
5.300% 5/19/53	275,000	273,414
5.340% 5/19/63	440,000	431,148
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/29	200,000	214,682
8.125% 9/15/31	200,000	219,360
Upjohn Finance BV 1.908% 6/23/32 EUR (b) (c)	145,000	131,808
Utah Acquisition Sub, Inc. 3.125% 11/22/28 EUR (b) (c)	155,000	162,548
		10,739,552
Pipelines — 1.4%
Boardwalk Pipelines LP 3.400% 2/15/31	890,000	789,074
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	235,000	234,440
Cheniere Energy, Inc. 4.625% 10/15/28	190,000	184,100
5.650% 4/15/34 (b)	465,000	468,321
Columbia Pipelines Holding Co. LLC 5.681% 1/15/34 (b)	460,000	456,962
Enbridge, Inc. 6.200% 11/15/30	145,000	153,617
6.700% 11/15/53	230,000	259,953
Energy Transfer LP 2.900% 5/15/25	185,000	179,559
5.550% 5/15/34	245,000	245,746
5.950% 5/15/54	165,000	164,661
6.400% 12/01/30	310,000	327,228
6.550% 12/01/33	150,000	161,024
Kinetik Holdings LP 5.875% 6/15/30 (b)	90,000	88,031
6.625% 12/15/28 (b)	276,000	280,900
MPLX LP 4.125% 3/01/27	95,000	92,580
NuStar Logistics LP 5.750% 10/01/25	80,000	79,600
ONEOK, Inc. 5.650% 11/01/28	90,000	91,998
5.800% 11/01/30	255,000	262,697
6.050% 9/01/33	250,000	260,739
Sabine Pass Liquefaction LLC 4.200% 3/15/28	100,000	96,823

The accompanying notes are an integral part of the financial statements.
25

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.375% 2/15/29 (b)	$ 25,000	$ 25,149
Targa Resources Corp. 6.150% 3/01/29	246,000	256,383
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% 1/15/32	125,000	112,511
4.875% 2/01/31	25,000	23,932
5.000% 1/15/28	90,000	88,715
5.500% 3/01/30	150,000	149,261
6.875% 1/15/29	213,000	219,163
Transcanada Trust 3 mo. CAD CDOR + 3.080% 4.650% VRN 5/18/77 CAD (c)	650,000	449,700
Venture Global Calcasieu Pass LLC 3.875% 8/15/29 (b)	55,000	49,508
4.125% 8/15/31 (b)	275,000	244,530
6.250% 1/15/30 (b)	160,000	160,970
Venture Global LNG, Inc. 8.375% 6/01/31 (b)	415,000	427,977
9.500% 2/01/29 (b)	435,000	468,870
Western Midstream Operating LP 4.500% 3/01/28	95,000	91,808
6.350% 1/15/29	90,000	93,338
Williams Cos., Inc. 3.750% 6/15/27	1,265,000	1,217,331
		8,957,199
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings SARL 1.750% 3/12/29 EUR (b) (c)	280,000	262,154
Howard Hughes Corp. 5.375% 8/01/28 (b)	140,000	134,285
Logicor Financing SARL 0.875% 1/14/31 EUR (b) (c)	185,000	158,610
1.500% 7/13/26 EUR (b) (c)	167,000	169,393
		724,442
Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc. 5.250% 5/15/36	70,000	68,701
American Tower Corp. 5.200% 2/15/29	170,000	169,917
5.250% 7/15/28	95,000	95,007

	Principal Amount	Value
5.450% 2/15/34	$ 495,000	$ 495,807
Brixmor Operating Partnership LP 4.050% 7/01/30 (d)	301,000	279,183
4.125% 6/15/26	2,000,000	1,947,056
4.125% 5/15/29	160,000	150,803
Crown Castle, Inc. 2.250% 1/15/31	45,000	37,024
2.500% 7/15/31	430,000	355,823
4.800% 9/01/28	90,000	88,243
5.600% 6/01/29	350,000	354,697
5.800% 3/01/34	230,000	235,280
Essex Portfolio LP 4.000% 3/01/29	522,000	497,847
GLP Capital LP/GLP Financing II, Inc. 3.350% 9/01/24	125,000	123,591
HAT Holdings I LLC/HAT Holdings II LLC 8.000% 6/15/27 (b)	389,000	405,610
Healthcare Realty Holdings LP 2.050% 3/15/31	230,000	177,357
3.625% 1/15/28	850,000	784,894
Inmobiliaria Colonial Socimi SA 1.625% 11/28/25 EUR (b) (c)	200,000	208,218
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc. 5.750% 2/01/27	55,000	54,931
Prologis LP 2.250% 6/30/29 GBP (c)	150,000	167,313
SBA Tower Trust 1.840% 4/15/27 (b)	635,000	569,023
2.593% 10/15/56 (b)	515,000	415,174
		7,681,499
Retail — 0.3%
Bath & Body Works, Inc. 6.625% 10/01/30 (b)	90,000	91,935
Dollar General Corp. 3.875% 4/15/27	100,000	96,585
5.450% 7/05/33 (d)	470,000	471,473
Lowe’s Cos., Inc. 4.250% 4/01/52	112,000	91,761
5.625% 4/15/53	195,000	196,951
5.750% 7/01/53	150,000	154,814
Next Group PLC 3.625% 5/18/28 GBP (b) (c)	250,000	301,392
Ross Stores, Inc. 1.875% 4/15/31	535,000	438,226

The accompanying notes are an integral part of the financial statements.
26

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Yum! Brands, Inc. 5.375% 4/01/32	$ 140,000	$ 135,472
		1,978,609
Savings & Loans — 0.1%
Nationwide Building Society 3 mo. EURIBOR + 0.930% 1.500% VRN 3/08/26 EUR (b) (c)	140,000	147,700
5 yr. EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (b) (c)	150,000	160,390
		308,090
Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875% 1/15/27	95,000	92,096
Broadcom, Inc. 2.600% 2/15/33 (b)	330,000	268,013
3.419% 4/15/33 (b)	450,000	390,105
Micron Technology, Inc. 4.185% 2/15/27	140,000	136,418
5.300% 1/15/31	168,000	168,972
6.750% 11/01/29	295,000	316,641
		1,372,245
Software — 0.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% 6/15/29 (b)	115,000	119,213
Fiserv, Inc. 1.625% 7/01/30 EUR (c)	100,000	95,703
3.000% 7/01/31 GBP (c)	250,000	278,997
4.200% 10/01/28	95,000	91,667
4.500% 5/24/31 EUR (c)	200,000	225,308
IPD 3 BV 8.000% 6/15/28 EUR (b) (c)	100,000	114,183
Oracle Corp. 4.900% 2/06/33	450,000	440,572
UKG, Inc. 6.875% 2/01/31 (b)	190,000	193,558
		1,559,201
Telecommunications — 1.6%
Altice France SA 3.375% 1/15/28 EUR (b) (c)	135,000	104,496
8.125% 2/01/27 (b)	200,000	156,332
America Movil SAB de CV 5.750% 6/28/30 GBP (c)	190,000	251,360
AT&T, Inc. 3.500% 9/15/53	305,000	215,184

	Principal Amount	Value
3.950% 4/30/31 EUR (c)	$ 350,000	$ 388,927
Chorus Ltd. 3.625% 9/07/29 EUR (c)	215,000	232,302
Lorca Telecom Bondco SA 4.000% 9/18/27 EUR (b) (c)	235,000	245,590
Motorola Solutions, Inc. 5.000% 4/15/29	185,000	184,056
5.400% 4/15/34	215,000	214,575
NBN Co. Ltd. 4.125% 3/15/29 EUR (b) (c)	355,000	396,665
Orange SA 3.250% 1/15/32 GBP (b) (c)	200,000	229,499
PLT VII Finance SARL 4.625% 1/05/26 EUR (b) (c)	100,000	107,362
Rogers Communications, Inc. 3.200% 3/15/27	280,000	265,797
3.800% 3/15/32	295,000	265,116
4.350% 5/01/49	40,000	32,811
4.550% 3/15/52	1,805,000	1,518,780
5.000% 2/15/29	665,000	660,382
5.300% 2/15/34 (d)	575,000	569,871
Sprint Capital Corp. 6.875% 11/15/28	670,000	713,977
8.750% 3/15/32	420,000	509,272
T-Mobile USA, Inc. 5.750% 1/15/54	855,000	885,371
6.000% 6/15/54	355,000	379,440
TDC Net AS 5.056% 5/31/28 EUR (b) (c)	100,000	110,829
5.618% 2/06/30 EUR (b) (c)	370,000	411,081
Tele2 AB 0.750% 3/23/31 EUR (b) (c)	230,000	211,209
2.125% 5/15/28 EUR (b) (c)	100,000	102,303
Verizon Communications, Inc. 2.625% 12/01/31 EUR (c)	235,000	240,194
Vmed O2 UK Financing I PLC 4.500% 7/15/31 GBP (b) (c)	155,000	166,288
4.500% 7/15/31 GBP (b) (c)	150,000	160,924
		9,929,993
Toys, Games & Hobbies — 0.1%
Mattel, Inc. 5.875% 12/15/27 (b)	430,000	431,672
Transportation — 0.0%
Brambles Finance PLC 4.250% 3/22/31 EUR (b) (c)	180,000	203,405
InPost SA 2.250% 7/15/27 EUR (b) (c)	100,000	100,695
		304,100

The accompanying notes are an integral part of the financial statements.
27

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Water — 0.1%
Severn Trent Utilities Finance PLC 4.625% 11/30/34 GBP (b) (c)	$ 160,000	$ 192,887
Veolia Environnement SA 1.940% 1/07/30 EUR (b) (c)	200,000	199,375
		392,262
TOTAL CORPORATE DEBT (Cost $183,739,288)		179,467,856
Municipal Obligations — 0.1%
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, General Obligation, Series CW, 0.000% 11/01/43 (g)	653,665	377,818
TOTAL MUNICIPAL OBLIGATIONS (Cost $344,971)		377,818
Non-U.S. Government Agency Obligations — 6.6%
Automobile Asset-Backed Securities — 1.7%
AmeriCredit Automobile Receivables Trust Series 2020-3, Class D, 1.490% 9/18/26	275,000	262,420
Series 2023-1, Class C, 5.800% 12/18/28	400,000	399,842
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1, Class A, 30 day USD SOFR Average + 1.100% 6.572% FRN 12/26/31 (b) (f)	315,000	315,000
Series 2024-CAR1, Class C, 30 day USD SOFR Average + 1.500% 7.322% FRN 12/26/31 (b) (f)	250,000	250,000
CarMax Auto Owner Trust Series 2022-1, Class D, 2.470% 7/17/28	280,000	260,452
Series 2024-1, Class B, 5.170% 8/15/29	70,000	69,585
Carvana Auto Receivables Trust Series 2024-N1, Class A3, 5.600% 3/10/28 (b)	185,000	185,058
Series 2024-N1, Class B, 5.630% 5/10/30 (b)	225,000	224,975

	Principal Amount	Value
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.160% 9/20/30 (b)	$ 280,000	$ 279,510
Series 2024-1, Class A2, 5.230% 3/20/30 (b)	375,000	374,235
Exeter Automobile Receivables Trust Series 2021-2A, Class D, 1.400% 4/15/27	235,000	223,698
Series 2022-1A, Class D, 3.020% 6/15/28	995,000	950,778
Series 2022-3A, Class C, 5.300% 9/15/27	520,000	517,211
Series 2023-1A, Class D, 6.690% 6/15/29	85,000	85,403
Ford Credit Auto Lease Trust Series 2024-A, Class A4, 5.050% 6/15/27	120,000	119,432
Series 2023-A, Class C, 5.540% 12/15/26	850,000	841,475
Ford Credit Auto Owner Trust Series 2023-1, Class A, 4.850% 8/15/35 (b)	895,000	891,691
Series 2022-C, Class C, 5.220% 3/15/30	200,000	199,798
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4 5.070% 2/15/28 (b)	150,000	148,900
Nissan Auto Lease Trust, Series 2024-A, Class A4 4.970% 9/15/28	160,000	158,940
Octane Receivables Trust Series 2024-1A, Class A2, 5.680% 5/20/30 (b)	270,000	270,067
Series 2023-1A, Class A, 5.870% 5/21/29 (b)	89,535	89,567
Series 2023-3A, Class B, 6.480% 7/20/29 (b)	150,000	150,983
Series 2023-3A, Class C, 6.740% 8/20/29 (b)	100,000	100,759
Series 2023-3A, Class D, 7.580% 9/20/29 (b)	100,000	103,549
Santander Bank Auto Credit-Linked Notes Series 2021-1A, Class B, 1.833% 12/15/31 (b)	38,843	38,170
Series 2023-B, Class B, 5.640% 12/15/33 (b)	250,000	249,799

The accompanying notes are an integral part of the financial statements.
28

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570% 1/15/27 (b)	$ 735,000	$ 687,857
Santander Drive Auto Receivables Trust Series 2021-4, Class D, 1.670% 10/15/27	310,000	294,420
Series 2022-6, Class B, 4.720% 6/15/27	850,000	843,567
Santander Retail Auto Lease Trust, Series 2021-A, Class D 1.380% 3/22/27 (b)	646,804	644,547
SBNA Auto Lease Trust Series 2024-A, Class A4, 5.240% 1/22/29 (b)	165,000	164,850
Series 2024-A, Class A3, 5.390% 11/20/26 (b)	175,000	175,017
SFS Auto Receivables Securitization Trust Series 2024-1A, Class A4, 4.940% 1/21/31 (b)	130,000	129,287
Series 2024-1A, Class C, 5.510% 1/20/32 (b)	65,000	65,120
US Bank NA, Series 2023-1, Class B 6.789% 8/25/32 (b)	213,126	214,391
		10,980,353
Commercial Mortgage-Backed Securities — 1.2%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD Term SOFR + 1.297% 6.623% FRN 9/15/32 (b)	235,000	233,238
Aventura Mall Trust, Series 2018-AVM, Class A, 4.112% VRN 7/05/40 (b) (h)	259,000	244,785
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD Term SOFR + 2.274% 7.600% FRN 11/15/34 (b)	245,000	62,804
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 1 mo. USD Term SOFR + 3.141% 8.466% FRN 6/15/27 (b)	465,000	466,308

	Principal Amount	Value
BX Trust, Series 2021-ARIA, Class B, 1 mo. USD Term SOFR + 1.411% 6.737% FRN 10/15/36 (b)	$ 475,000	$ 468,469
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B 3.267% 11/15/52	295,000	249,950
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 3.518% VRN 5/10/35 (b) (h)	390,000	360,662
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (h)	1,650,000	1,549,709
Credit Suisse Mortgage Trust Series 2020-NET, Class A, 2.257% 8/15/37 (b)	288,146	269,417
Series 2020-NET, Class C, 3.526% 8/15/37 (b)	480,000	444,035
CyrusOne Data Centers Issuer I LLC Series 2024-1A, Class A2 4.760% 3/22/49 (b) (i)	160,000	150,565
DC Office Trust, Series 2019-MTC, Class D, 3.072% VRN 9/15/45 (b) (h)	520,000	325,029
Great Wolf Trust Series 2019-WOLF, Class A, 1 mo. USD Term SOFR + 1.348% 6.674% FRN 12/15/36 (b)	247,112	247,035
Series 2019-WOLF, Class C, 1 mo. USD Term SOFR + 1.947% 7.273% FRN 12/15/36 (b)	333,926	333,300
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX 4.248% 7/05/33 (b)	115,000	104,197
SCG Mortgage Trust, Series 2023-NASH, Class A, 1 mo. USD Term SOFR + 2.391% 7.716% FRN 12/15/40 (b)	640,000	643,599
VNDO Trust, Series 2016-350P, Class D, 3.903% VRN 1/10/35 (b) (h)	215,000	194,431

The accompanying notes are an integral part of the financial statements.
29

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 6.134% VRN 3/15/40 (b) (h)	$ 150,000	$ 151,041
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	928,674
Series 2021-SAVE, Class C, 1 mo. USD Term SOFR + 1.914% 7.241% FRN 2/15/40 (b)	324,000	318,330
		7,745,578
Other Asset-Backed Securities — 2.6%
522 Funding CLO Ltd., Series 2019-5A, Class BR, 3 mo. USD Term SOFR + 1.850% 7.164% FRN 4/15/35 (b)	465,000	461,726
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C 2.370% 4/20/28 (b)	175,000	166,231
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2 5.380% 1/21/31 (b)	400,000	399,947
Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2 7.824% 3/05/53 (b)	270,000	278,599
Carlyle US CLO Ltd., Series 2019-4A, Class A11R, 3 mo. USD Term SOFR + 1.320% 6.634% FRN 4/15/35 (b)	330,694	330,803
CIFC Funding Ltd. Series 2021-3A, Class A, 3 mo. USD Term SOFR + 1.402% 6.716% FRN 7/15/36 (b)	585,000	585,278
Series 2020-1A, Class A1R, 3 mo. USD Term SOFR + 1.412% 6.726% FRN 7/15/36 (b)	925,000	925,445
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 4.940% 1/25/52 (b) (c)	275,000	188,437
Dell Equipment Finance Trust, Series 2023-3, Class C 6.170% 4/23/29 (b)	125,000	125,829

	Principal Amount	Value
DLLST LLC Series 2024-1A, Class A4, 4.930% 4/22/30 (b)	$ 45,000	$ 44,501
Series 2024-1A, Class A3, 5.050% 8/20/27 (b)	190,000	189,010
Driven Brands Funding LLC Series 2020-2A, Class A2, 3.237% 1/20/51 (b)	548,050	492,810
Series 2020-1A, Class A2, 3.786% 7/20/50 (b)	265,375	244,585
Series 2019-1A, Class A2, 4.641% 4/20/49 (b)	161,500	156,412
Dryden 86 CLO Ltd., Series 2020-86A, Class A1R, 3 mo. USD Term SOFR + 1.362% 6.678% FRN 7/17/34 (b)	600,000	600,288
Elara HGV Timeshare Issuer LLC Series 2023-A, Class A, 6.160% 2/25/38 (b)	298,918	303,456
Series 2023-A, Class B, 6.530% 2/25/38 (b)	151,564	153,641
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR, 3 mo. USD Term SOFR + 1.500% 6.823% FRN 1/17/37 (b)	305,000	304,904
FirstKey Homes Trust, Series 2020-SFR2, Class C 1.667% 10/19/37 (b)	340,000	317,704
Hardee’s Funding LLC Series 2021-1A, Class A2, 2.865% 6/20/51 (b)	291,750	247,486
Series 2018-1A, Class A2II, 4.959% 6/20/48 (b)	411,075	406,969
Series 2024-1A, Class A2, 7.253% 3/20/54 (b) (f)	625,000	634,098
HPEFS Equipment Trust Series 2022-1A, Class C, 1.960% 5/21/29 (b)	129,000	126,107
Series 2022-1A, Class D, 2.400% 11/20/29 (b)	350,000	332,889
Series 2022-3A, Class C, 6.130% 8/20/29 (b)	615,000	615,132
Series 2023-2A, Class B, 6.250% 1/21/31 (b)	100,000	100,456
Series 2023-2A, Class C, 6.480% 1/21/31 (b)	140,000	140,657
Series 2023-2A, Class D, 6.970% 7/21/31 (b)	100,000	100,278

The accompanying notes are an integral part of the financial statements.
30

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HPS Loan Management Ltd., Series 11A-17, Class BR, 3 mo. USD Term SOFR + 1.812% 7.102% FRN 5/06/30 (b)	$ 265,000	$ 265,006
Invesco US CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.570% 6.856% FRN 4/22/37 (b)	500,000	500,025
Kubota Credit Owner Trust, Series 2023-1A, Class A4 5.070% 2/15/29 (b)	110,000	109,154
Madison Park Funding LXI Ltd., Series 2023-61A, Class A, 3 mo. USD Term SOFR + 1.730% 7.037% FRN 1/20/37 (b)	275,000	277,500
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 3 mo. USD Term SOFR + 1.290% 6.604% FRN 10/15/32 (b)	465,000	465,140
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R, 3 mo. USD Term SOFR + 1.730% 7.096% FRN 10/18/33 (b)	455,000	456,168
MVW LLC Series 2023-1A, Class A, 4.930% 10/20/40 (b)	480,524	472,649
Series 2023-2A, Class A, 6.180% 11/20/40 (b)	552,096	566,627
Series 2023-2A, Class B, 6.330% 11/20/40 (b)	120,626	122,988
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.520% 6.811% FRN 4/15/37 (b)	830,000	829,779
Palmer Square CLO Ltd., Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.650% 6.957% FRN 11/15/36 (b)	430,000	433,352
Post Road Equipment Finance LLC, Series 2024-1A, Class A2 5.590% 11/15/29 (b)	130,000	129,751
Progress Residential Trust Series 2021-SFR1, Class A, 1.052% 4/17/38 (b)	288,102	264,448

	Principal Amount	Value
Series 2020-SFR3, Class B, 1.495% 10/17/27 (b)	$ 100,000	$ 93,613
RR 28 Ltd., Series 2024-28RA, Class A1R, 3 mo. USD Term SOFR + 1.550% 6.841% FRN 4/15/37 (b)	650,000	652,592
SEB Funding LLC, Series 2024-1A, Class A2 7.386% 4/30/54 (b) (f)	740,000	747,573
Symphony CLO XXXI Ltd., Series 2022-31A, Class B, 3 mo. USD Term SOFR + 1.850% 7.168% FRN 4/22/35 (b)	410,000	408,016
Verizon Master Trust, Series 2023-1, Class C 4.980% 1/22/29	250,000	241,612
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD Term SOFR + 1.322% 6.639% FRN 10/20/29 (b)	145,142	145,149
		16,154,820
Student Loans Asset-Backed Securities — 0.2%
Navient Private Education Refi Loan Trust, Series 2020-CA, Class B 2.830% 11/15/68 (b)	470,000	384,820
SMB Private Education Loan Trust Series 2020-B, Class A1A, 1.290% 7/15/53 (b)	139,581	125,818
Series 2021-A, Class B, 2.310% 1/15/53 (b)	536,180	500,384
Series 2018-A, Class A2A, 3.500% 2/15/36 (b)	395,887	383,371
		1,394,393
Whole Loan Collateral Collateralized Mortgage Obligations — 0.7%
Angel Oak Mortgage Trust Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	283,000	253,750
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (b) (h)	275,000	232,520
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% VRN 6/25/56 (b) (h)	249,546	213,388

The accompanying notes are an integral part of the financial statements.
31

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CIM Trust, Series 2021-INV1, Class A29, 2.500% VRN 7/01/51 (b) (h)	$ 559,875	$ 444,138
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B, 3.000% VRN 11/27/51 (b) (h)	207,131	170,722
Flagstar Mortgage Trust Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (b) (h)	13,515	12,840
Series 2020-1INV, Class A11, 1 mo. USD Term SOFR + 0.964% 6.000% FRN 3/25/50 (b)	78,586	75,247
Galton Funding Mortgage Trust, Series 2018-1, Class A23, 3.500% VRN 11/25/57 (b) (h)	18,078	16,077
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class A14, 2.925% VRN 10/25/50 (b) (h)	223,636	187,960
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, 1.073% VRN 9/25/56 (b) (h)	186,813	150,460
JP Morgan Mortgage Trust Series 2020-LTV1, Class B1A, 3.238% VRN 6/25/50 (b) (h)	347,399	292,377
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (b) (h)	96,681	86,266
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (b) (h)	14,202	13,772
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (b) (h)	86,088	75,806
Series 2020-5, Class B2, 3.572% VRN 12/25/50 (b) (h)	325,652	279,763
Series 2020-INV1, Class A11, 1 mo. USD Term SOFR + 0.944% 6.000% FRN 8/25/50 (b)	54,523	52,231
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A2, 7.530% STEP 9/25/68 (b)	158,226	161,341

	Principal Amount	Value
OBX Trust Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (b) (h)	$ 232,312	$ 203,508
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (b) (h)	94,672	86,512
Series 2023-NQM9, Class A2, 7.513% STEP 10/25/63 (b)	93,607	95,554
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (b) (h)	34,185	31,071
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (b) (h)	42,495	39,553
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (b) (h)	7,342	7,023
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703% VRN 9/25/59 (b) (h)	5,606	5,500
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1 mo. USD Term SOFR + 1.114% 6.444% FRN 10/25/59 (b)	85,707	86,540
Verus Securitization Trust Series 2021-5, Class A2, 1.218% VRN 9/25/66 (b) (h)	252,123	208,786
Series 2022-1, Class A1, 2.724% STEP 1/25/67 (b)	686,298	624,716
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (b) (h)	100,000	97,564
		4,204,985
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class A20, 2.500% VRN 10/25/51 (b) (h)	397,779	315,550
GS Mortgage-Backed Securities Trust Series 2021-GR1, Class A4, 2.500% VRN 11/25/51 (b) (h)	419,684	332,927

The accompanying notes are an integral part of the financial statements.
32

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (b) (h)	$ 435,836	$ 345,741
JP Morgan Mortgage Trust Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (b) (h)	83,230	73,839
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (b) (h)	6,071	5,881
Sequoia Mortgage Trust Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (b) (h)	54,928	50,181
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (b) (h)	19,418	17,803
		1,141,922
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,834,654)		41,622,051
Sovereign Debt Obligations — 16.7%
Albania Government International Bond 3.500% 6/16/27 EUR (b) (c)	105,000	109,713
3.500% 11/23/31 EUR (b) (c)	290,000	280,547
5.900% 6/09/28 EUR (b) (c)	410,000	453,944
Australia Government Bond 3.000% 3/21/47 AUD (b) (c)	738,000	386,741
4.500% 4/21/33 AUD (b) (c)	3,271,000	2,221,167
Brazil Notas do Tesouro Nacional 10.000% 1/01/35 (c)	4,210,000	808,556
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/27 BRL (c)	2,855,000	566,818
10.000% 1/01/31 BRL (c)	2,855,000	547,387
Bulgaria Government International Bond 4.375% 5/13/31 EUR (b) (c)	787,000	898,272
4.500% 1/27/33 EUR (b) (c)	485,000	555,788
4.500% 1/27/33 EUR (b) (c)	230,000	263,570
4.875% 5/13/36 EUR (b) (c)	878,000	1,027,745

	Principal Amount	Value
Bundesobligation 0.000% 10/09/26(b) (c)	$1,853,000	$ 1,873,177
Bundesrepublik Deutschland Bundesanleihe 0.000% 2/15/30 EUR (b) (c)	2,585,000	2,448,283
0.000% 8/15/52 EUR (b) (c)	634,210	348,342
2.200% 2/15/34 EUR (b) (c)	469,000	501,816
4.750% 7/04/40 EUR (b) (c)	491,000	690,065
Canada Government Real Return Bond 4.000% 12/01/31 (c)	1,772,122	1,530,576
Canadian Government Bond 3.250% 12/01/33 CAD (c)	2,220,000	1,611,764
4.000% 3/01/29 CAD (c)	2,323,000	1,752,090
Chile Government International Bond 4.125% 7/05/34 (c)	170,000	183,404
China Development Bank 3.480% 1/08/29 (c)	9,000,000	1,305,871
China Government Bond 2.670% 5/25/33 CNY (c)	30,000,000	4,236,432
3.320% 4/15/52 CNY (c)	8,000,000	1,252,665
4.000% 6/24/69 CNY (c)	1,000,000	184,812
Colombia TES 6.000% 4/28/28 COP (c)	1,597,700,000	367,542
7.000% 3/26/31 COP (c)	2,550,000,000	567,956
13.250% 2/09/33 COP (c)	2,377,700,000	723,600
Cyprus Government International Bond 0.950% 1/20/32 EUR (b) (c)	610,000	562,911
2.750% 2/26/34 EUR (b) (c)	93,000	96,939
2.750% 5/03/49 EUR (b) (c)	99,000	92,662
Czech Republic Government Bond 1.500% 4/24/40 CZK (c)	5,960,000	178,642
2.000% 10/13/33 CZK (c)	14,160,000	512,327
Deutsche Bundesrepublik Inflation-Linked Bond 0.500% 4/15/30 (b) (c)	2,445,693	2,675,475
Estonia Government International Bond 3.250% 1/17/34 (b) (c)	850,000	905,875
French Republic Government Bond OAT 1.250% 5/25/36 EUR (b) (c)	1,713,000	1,532,325
3.000% 5/25/33 EUR (b) (c)	445,000	489,066
3.000% 5/25/54 EUR (b) (c)	1,348,000	1,376,461
Hellenic Republic Government Bond 0.750% 6/18/31 (b) (c)	585,000	534,781

The accompanying notes are an integral part of the financial statements.
33

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hungary Government Bond 2.250% 4/20/33 (c)	$1,018,530,000	$ 1,961,897
Hungary Government International Bond 5.000% 2/22/27 (b) (c)	247,000	274,719
Iceland Government International Bond 0.000% 4/15/28 EUR (b) (c)	346,000	327,860
3.500% 3/21/34 EUR (b) (c)	209,000	229,022
India Government Bond 7.260% 8/22/32 (c)	94,100,000	1,135,909
India Government Bond 6.540% 1/17/32 (c)	55,500,000	643,887
Indonesia Government International Bond 3.750% 6/14/28 (b) (c)	1,280,000	1,383,934
Indonesia Treasury Bond 5.500% 4/15/26 IDR (c)	12,480,000,000	774,043
6.375% 8/15/28 IDR (c)	11,696,000,000	732,691
6.375% 4/15/32 IDR (c)	1,970,000,000	121,816
7.000% 2/15/33 IDR (c)	22,970,000,000	1,477,396
Ireland Government Bond 1.500% 5/15/50 EUR (b) (c)	73,000	57,350
2.000% 2/18/45 EUR (b) (c)	157,000	143,829
Israel Government International Bond 1.500% 1/18/27 (b) (c)	530,000	530,660
Italy Buoni Poliennali Del Tesoro 1.300% 5/15/28 EUR (b) (c)	946,965	1,028,895
2.800% 3/01/67 EUR (b) (c)	961,000	783,636
4.400% 5/01/33 EUR (b) (c)	2,429,000	2,795,473
Ivory Coast Government International Bond 5.875% 10/17/31 (b) (c)	485,000	482,482
Japan Government CPI-Linked Bond 0.005% 3/10/31 JPY (c)	199,110,219	1,406,056
0.005% 3/10/32 JPY (c)	119,168,000	839,561
0.005% 3/10/33 JPY (c)	71,035,255	498,579
0.100% 9/10/24 JPY (c)	299,677,000	1,994,481
0.100% 3/10/25 JPY (c)	269,497,600	1,806,086
Japan Government Forty Year Bond 1.300% 3/20/63 (c)	278,300,000	1,548,740
Japan Government Ten Year Bond 0.400% 3/20/25 (c)	336,200,000	2,228,341
Japan Government Thirty Year Bond 0.700% 12/20/51 JPY (c)	20,300,000	104,481

	Principal Amount	Value
1.000% 3/20/52 JPY (c)	$ 297,750,000	$ 1,658,415
1.300% 6/20/52 JPY (c)	221,250,000	1,326,872
1.400% 9/20/52 JPY (c)	295,400,000	1,812,755
1.700% 9/20/44 JPY (c)	319,100,000	2,189,834
Latvia Government International Bond 0.375% 10/07/26 EUR (b) (c)	2,114,000	2,127,153
3.875% 5/22/29 EUR (b) (c)	350,000	386,172
Lithuania Government International Bond 3.500% 2/13/34 EUR (b) (c)	410,000	438,392
3.875% 6/14/33 EUR (b) (c)	815,000	904,849
Magyar Export-Import Bank Zrt 6.000% 5/16/29 (b) (c)	120,000	136,355
Malaysia Government Bond 4.736% 3/15/46 MYR (c)	5,640,000	1,311,302
4.935% 9/30/43 MYR (c)	325,000	77,064
Malaysia Government Bond 3.900% 11/30/26 MYR (c)	680,000	145,519
3.906% 7/15/26 MYR (c)	4,710,000	1,005,445
4.065% 6/15/50 MYR (c)	2,120,000	439,048
4.457% 3/31/53 MYR (c)	1,095,000	241,071
4.642% 11/07/33 MYR (c)	1,255,000	281,443
4.921% 7/06/48 MYR (c)	5,755,000	1,354,413
Mexican Bonos 7.500% 5/26/33 MXN (c)	24,242,000	1,297,865
8.500% 5/31/29 MXN (c)	4,567,000	265,740
8.500% 11/18/38 MXN (c)	19,980,000	1,116,474
Mexico Government International Bond 5.000% 5/07/29	455,000	448,774
6.000% 5/07/36	430,000	430,884
Montenegro Government International Bond 7.250% 3/12/31 (b) (f)	400,000	406,444
Morocco Government International Bond 1.375% 3/30/26 (b) (c)	380,000	387,828
New South Wales Treasury Corp. 4.000% 5/20/26 AUD (b) (c)	860,000	561,109
4.000% 5/20/26 AUD (b) (c)	680,000	443,668
New Zealand Government Bond 2.750% 5/15/51 NZD (c)	585,000	238,190
3.500% 4/14/33 NZD (b) (c)	2,211,000	1,219,156

The accompanying notes are an integral part of the financial statements.
34

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
North Macedonia Government International Bond 6.960% 3/13/27 (b) (c)	$ 150,000	$ 169,110
Panama Government International Bond 7.500% 3/01/31	330,000	342,059
Peru Government Bond 5.400% 8/12/34 (c)	5,000,000	1,156,287
Philippines Government International Bond 0.250% 4/28/25 (c)	125,000	129,219
Province of Ontario 3.500% 6/02/43 CAD (c)	62,000	40,691
3.500% 6/02/43 CAD (c)	76,000	49,879
Republic of Austria Government Bond 0.750% 3/20/51 (b) (c)	1,040,000	664,074
Republic of Poland Government International Bond 6.000% 10/25/33 (c)	2,030,000	528,621
Romania Government International Bond 5.875% 1/30/29 (b)	510,000	509,514
Saudi Government International Bond 4.750% 1/16/30 (b)	200,000	197,701
5.750% 1/16/54 (b)	340,000	336,494
Senegal Government International Bond 5.375% 6/08/37 (b) (c)	485,000	379,455
Serbia International Bond 1.000% 9/23/28 EUR (b) (c)	850,000	777,176
1.500% 6/26/29 EUR (b) (c)	282,000	256,471
1.500% 6/26/29 EUR (b) (c)	345,000	313,767
1.650% 3/03/33 EUR (b) (c)	435,000	350,215
3.125% 5/15/27 EUR (b) (c)	480,000	497,134
Singapore Government Bond 0.500% 11/01/25 SGD (c)	1,350,000	954,473
1.625% 7/01/31 SGD (c)	1,248,000	836,360
2.375% 6/01/25 SGD (c)	480,000	350,557
2.875% 7/01/29 SGD (c)	960,000	704,997
Slovenia Government Bond 0.000% 2/12/31 EUR (b) (c)	155,000	137,507
1.500% 3/25/35 EUR (b) (c)	243,000	223,639
2.250% 3/03/32 EUR (b) (c)	170,000	174,848
3.125% 8/07/45 EUR (b) (c)	581,000	604,102
Spain Government Bond 1/31/28(c)	1,726,000	1,673,092
Spain Government Bond 1.900% 10/31/52 (b) (c)	541,000	399,616

	Principal Amount	Value
Sri Lanka Government Bond 11.000% 6/01/26 LKR (c)	$ 27,000,000	$ 89,399
11.400% 1/15/27 LKR (c)	31,000,000	102,780
11.500% 8/01/26 LKR (c)	28,000,000	93,591
20.000% 9/15/27 LKR (c)	40,000,000	162,639
Sweden Bond Inflation-Linked 0.125% 6/01/32 (b) (c)	5,630,000	657,081
Sweden Government Bond 2.250% 6/01/32 (b) (c)	8,815,000	816,967
Thailand Government Bond 2.000% 12/17/31 THB (c)	47,894,000	1,273,563
3.450% 6/17/43 THB (c)	18,950,000	550,793
3.650% 6/20/31 THB (c)	32,753,000	964,954
UK Gilts 0.625% 7/31/35 GBP (b) (c)	1,061,000	930,837
0.625% 10/22/50 GBP (b) (c)	2,030,000	1,067,936
4.250% 12/07/46 GBP (b) (c)	1,699,000	2,097,645
		106,185,408
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $113,947,678)		106,185,408
U.S. Government Agency Obligations and Instrumentalities (j) — 19.7%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	220,641	44,119
Government National Mortgage Association REMICS Series 2022-63, Class LM 3.500% 10/20/50	260,000	207,657
		251,776
Pass-Through Securities — 19.6%
Federal Home Loan Mortgage Corp.
Pool #SB0869 1.500% 2/01/36	185,331	161,598
Pool #RC1756 1.500% 2/01/36	214,896	186,840
Pool #QN7552 2.000% 8/01/36	274,374	243,768
Pool #RB5148 2.000% 3/01/42	580,166	483,748
Pool #RA3046 2.000% 7/01/50	24,816	19,901

The accompanying notes are an integral part of the financial statements.
35

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD8128 2.000% 2/01/51	$ 1,501,508	$ 1,193,787
Pool #SD8140 2.000% 4/01/51	314,960	250,313
Pool #RA5258 2.000% 5/01/51	793,156	630,358
Pool #SD8146 2.000% 5/01/51	489,904	389,349
Pool #QC2565 2.000% 6/01/51	30,011	23,851
Pool #RA6505 2.000% 12/01/51	1,378,833	1,101,424
Pool #QD9658 2.000% 2/01/52	32,885	26,022
Pool #SD1217 2.000% 3/01/52	225,068	180,630
Pool #SD3580 2.000% 4/01/52	255,158	204,779
Pool #SD8204 2.000% 4/01/52	210,349	166,583
Pool #RA7324 2.000% 5/01/52	139,217	111,686
Pool #RB5149 2.500% 3/01/42	616,120	533,283
Pool #SD8089 2.500% 7/01/50	137,495	114,476
Pool #SD8099 2.500% 10/01/50	144,723	120,494
Pool #SD7535 2.500% 2/01/51	297,876	251,358
Pool #QC3425 2.500% 6/01/51	211,695	175,062
Pool #QC2902 2.500% 6/01/51	34,692	29,296
Pool #SD8161 2.500% 8/01/51	858,973	713,018
Pool #QC5575 2.500% 8/01/51	74,784	61,820
Pool #RA6623 2.500% 1/01/52	1,024,058	856,132
Pool #SD8200 2.500% 3/01/52	639,238	528,622
Pool #SD8212 2.500% 5/01/52	462,477	382,448
Pool #RB5162 3.000% 6/01/42	109,353	97,304
Pool #RB5166 3.000% 7/01/42	62,002	55,170
Pool #RB5173 3.000% 8/01/42	53,309	47,435
Pool #SD1497 3.000% 4/01/43	280,473	252,817

	Principal Amount	Value
Pool #ZS4693 3.000% 12/01/46	$ 64,845	$ 57,194
Pool #G08756 3.000% 4/01/47	27,458	24,250
Pool #SD0080 3.000% 9/01/49	121,018	106,700
Pool #SD7531 3.000% 12/01/50	145,938	127,806
Pool #RA6348 3.000% 11/01/51	404,540	351,116
Pool #SD1183 3.000% 1/01/52	241,943	210,596
Pool #SD7555 3.000% 8/01/52	843,377	736,480
Pool #SB0015 3.500% 6/01/33	115,393	110,624
Pool #U90690 3.500% 6/01/42	42,976	39,496
Pool #U99051 3.500% 6/01/43	42,978	39,494
Pool #ZM3532 3.500% 6/01/47	165,939	151,124
Pool #ZT0179 3.500% 11/01/47	262,289	240,185
Pool #RA1202 3.500% 8/01/49	100,961	91,853
Pool #SD0212 3.500% 12/01/49	136,008	123,696
Pool #SD1361 3.500% 2/01/50	738,735	678,556
Pool #SD0617 3.500% 11/01/50	94,983	86,274
Pool #SB8171 4.000% 6/01/37	57,349	55,573
Pool #SB0727 4.000% 8/01/37	197,504	191,881
Pool #RA1906 4.000% 12/01/49	178,998	168,488
Pool #SD8039 4.000% 1/01/50	216,809	203,198
Pool #SD1035 4.000% 5/01/52	208,991	193,699
Pool #SD0422 4.500% 7/01/45	104,931	102,764
Pool #RA2607 4.500% 5/01/50	46,472	44,774
Pool #SD8266 4.500% 11/01/52	423,435	403,297
Pool #ZS3941 5.000% 12/01/41	32,279	32,533
Pool #QF0658 5.000% 8/01/52	750,337	735,531

The accompanying notes are an integral part of the financial statements.
36

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #QF1305 5.000% 10/01/52	$ 68,601	$ 67,012
Pool #SD3041 5.000% 5/01/53	108,564	106,049
Pool #SD4977 5.000% 11/01/53 (f)	326,778	318,900
Pool #SD3630 5.500% 8/01/53	1,066,130	1,062,731
Pool #SD4967 5.500% 2/01/54 (f)	304,949	304,692
Federal National Mortgage Association
Pool #MA4581 1.500% 4/01/37	615,651	532,581
Pool #FS2037 1.500% 5/01/37	527,358	456,201
Pool #MA4601 1.500% 5/01/37	514,665	445,221
Pool #MA4519 1.500% 1/01/42	547,907	443,802
Pool #BP3454 2.000% 5/01/36	449,288	399,171
Pool #BT6754 2.000% 9/01/36	385,570	341,114
Pool #FM8732 2.000% 9/01/36	288,994	259,466
Pool #MA4567 2.000% 3/01/37	2,119,560	1,876,501
Pool #MA4582 2.000% 4/01/37	256,367	226,968
Pool #MA4602 2.000% 5/01/37	1,310,948	1,160,616
Pool #MA4570 2.000% 3/01/42	200,556	167,225
Pool #MA4586 2.000% 4/01/42	933,190	778,102
Pool #FS5191 2.000% 8/01/42	52,278	43,672
Pool #FS2763 2.000% 8/01/42	45,083	37,590
Pool #CA6587 2.000% 8/01/50	107,338	86,078
Pool #MA4158 2.000% 10/01/50	255,869	203,751
Pool #MA4208 2.000% 12/01/50	2,287,451	1,818,659
Pool #MA4237 2.000% 1/01/51 (f)	1,989,055	1,581,416
Pool #MA4255 2.000% 2/01/51	1,604,634	1,275,778
Pool #MA4281 2.000% 3/01/51	1,743,890	1,386,496

	Principal Amount	Value
Pool #MA4305 2.000% 4/01/51	$ 1,620,936	$ 1,288,233
Pool #MA4325 2.000% 5/01/51	3,210,628	2,551,635
Pool #FS2041 2.000% 8/01/51	1,262,571	1,001,845
Pool #CB2357 2.000% 12/01/51	1,112,309	888,523
Pool #CB2766 2.000% 2/01/52	344,158	274,271
Pool #CB2848 2.000% 2/01/52	556,146	443,211
Pool #FS0733 2.000% 2/01/52	489,302	392,541
Pool #MA4547 2.000% 2/01/52	1,250,071	989,739
Pool #FS1618 2.000% 3/01/52	251,300	201,605
Pool #MA4562 2.000% 3/01/52	1,826,684	1,446,613
Pool #MA4577 2.000% 4/01/52	597,666	473,312
Pool #FS1571 2.000% 4/01/52	24,467	19,377
Pool #MA4622 2.000% 6/01/52	665,295	526,870
Pool #BM3859 2.500% 8/01/31	76,184	71,503
Pool #BC9043 2.500% 11/01/31	222,345	208,507
Pool #BM1890 2.500% 1/01/32	52,474	49,403
Pool #FS4477 2.500% 5/01/37	1,433,779	1,308,229
Pool #MA4628 2.500% 6/01/37	453,756	412,179
Pool #MA4665 2.500% 7/01/37	374,189	339,902
Pool #CB4726 2.500% 9/01/37	119,614	108,804
Pool #FS4054 2.500% 2/01/38	45,712	41,523
Pool #CA7026 2.500% 9/01/50	1,289,560	1,090,993
Pool #CB0414 2.500% 5/01/51	80,680	67,273
Pool #MA4326 2.500% 5/01/51	858,297	713,798
Pool #MA4356 2.500% 6/01/51	811,423	673,801
Pool #BT1265 2.500% 6/01/51	315,175	260,636

The accompanying notes are an integral part of the financial statements.
37

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BT0163 2.500% 6/01/51	$ 45,182	$ 38,155
Pool #MA4379 2.500% 7/01/51	125,294	104,043
Pool #CB1331 2.500% 8/01/51	681,925	567,545
Pool #CB1280 2.500% 8/01/51	60,677	50,499
Pool #CB1783 2.500% 10/01/51	1,388,321	1,161,531
Pool #CB1866 2.500% 10/01/51	1,057,539	884,784
Pool #MA4512 2.500% 1/01/52	29,045	24,028
Pool #CB2635 2.500% 1/01/52	1,151,894	955,087
Pool #CB2538 2.500% 1/01/52	1,007,097	841,952
Pool #CB2638 2.500% 1/01/52	1,178,888	985,204
Pool #CB2804 2.500% 2/01/52	688,062	575,233
Pool #FS4283 2.500% 3/01/52	56,729	47,213
Pool #FS2573 2.500% 3/01/52	79,098	66,473
Pool #MA4578 2.500% 4/01/52 (f)	3,594,671	2,972,637
Pool #FS2477 2.500% 5/01/52	852,484	712,693
Pool #AS7056 3.000% 4/01/31	167,555	159,549
Pool #BM5111 3.000% 11/01/33	81,090	76,670
Pool #CA4885 3.000% 12/01/34	304,904	286,667
Pool #BO7256 3.000% 1/01/35	158,149	148,344
Pool #FM2547 3.000% 2/01/35	95,541	89,827
Pool #FM8540 3.000% 11/01/35	166,139	157,654
Pool #AL9412 3.000% 11/01/36	186,315	172,889
Pool #CA5597 3.000% 4/01/40	771,093	700,346
Pool #MA4632 3.000% 6/01/42	28,387	25,260
Pool #MA4695 3.000% 7/01/42	166,272	147,951
Pool #BM4221 3.000% 1/01/43	112,579	101,261

	Principal Amount	Value
Pool #BM5468 3.000% 2/01/43	$ 169,025	$ 152,052
Pool #AB9248 3.000% 5/01/43	42,001	37,809
Pool #AU1629 3.000% 7/01/43	12,309	11,059
Pool #AS0406 3.000% 9/01/43	68,718	61,638
Pool #BM5469 3.000% 3/01/44	312,546	280,958
Pool #BM3380 3.000% 6/01/46	281,690	250,388
Pool #MA2670 3.000% 7/01/46	98,930	87,349
Pool #BD8462 3.000% 11/01/46	1,072,341	947,817
Pool #MA2806 3.000% 11/01/46	187,926	165,751
Pool #AS8295 3.000% 11/01/46	244,679	216,954
Pool #BM1418 3.000% 4/01/47	1,241,232	1,097,095
Pool #FM1000 3.000% 4/01/47	156,780	138,280
Pool #MA2956 3.000% 4/01/47	123,267	108,722
Pool #BM4744 3.000% 6/01/47	108,093	95,845
Pool #FM1572 3.000% 9/01/48	223,265	196,920
Pool #FM5499 3.000% 2/01/49	146,016	128,787
Pool #FM1445 3.000% 8/01/49	104,494	92,131
Pool #CA4108 3.000% 9/01/49	667,915	586,597
Pool #FM2870 3.000% 3/01/50	190,556	167,118
Pool #CA5540 3.000% 4/01/50	12,671	11,081
Pool #CA6314 3.000% 7/01/50	179,489	155,393
Pool #BQ1348 3.000% 8/01/50	104,992	91,520
Pool #CA6738 3.000% 8/01/50	206,671	180,153
Pool #BQ5052 3.000% 9/01/50	6,676	5,819
Pool #FM7072 3.000% 4/01/51	612,188	534,785
Pool #FS0957 3.000% 3/01/52	39,490	34,102

The accompanying notes are an integral part of the financial statements.
38

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS1538 3.000% 4/01/52	$ 1,526,742	$ 1,324,641
Pool #FM3462 3.500% 12/01/33	253,952	244,455
Pool #AS4449 3.500% 2/01/35	85,956	81,613
Pool #FM3340 3.500% 5/01/35	7,143	6,871
Pool #FM8137 3.500% 9/01/35	75,786	73,023
Pool #MA1283 3.500% 12/01/42	36,438	33,424
Pool #MA1373 3.500% 3/01/43	55,078	50,488
Pool #MA1437 3.500% 5/01/43	50,817	46,546
Pool #MA1546 3.500% 8/01/43	124,428	113,950
Pool #AL6167 3.500% 1/01/44	494,555	453,412
Pool #AS5182 3.500% 6/01/45	324,093	297,084
Pool #BC1747 3.500% 1/01/46	828,544	758,460
Pool #FS1400 3.500% 7/01/47	21,871	20,324
Pool #BM4582 3.500% 8/01/47	95,312	87,250
Pool #BM3122 3.500% 10/01/47	965,134	883,798
Pool #MA3210 3.500% 12/01/47	30,372	27,641
Pool #CA0858 3.500% 12/01/47	43,347	39,450
Pool #MA3238 3.500% 1/01/48	186,850	169,994
Pool #BH9277 3.500% 2/01/48	330,455	300,644
Pool #FM1001 3.500% 11/01/48	39,589	36,043
Pool #FM8196 3.500% 12/01/48	658,841	600,024
Pool #FM3972 3.500% 7/01/50	227,508	205,633
Pool #FM8086 3.500% 7/01/51	106,698	95,763
Pool #MA4514 3.500% 1/01/52	451,777	404,924
Pool #BV3533 3.500% 2/01/52	37,730	33,817
Pool #FS1694 4.000% 7/01/35	105,435	103,356

	Principal Amount	Value
Pool #FS1883 4.000% 6/01/37	$ 121,754	$ 118,211
Pool #BF0198 4.000% 11/01/40	88,270	83,511
Pool #MA0639 4.000% 2/01/41	285,809	273,536
Pool #BM3385 4.000% 6/01/45	470,285	445,465
Pool #FS1042 4.000% 9/01/45	463,960	443,809
Pool #FM2673 4.000% 10/01/45	706,581	675,420
Pool #AL8387 4.000% 3/01/46	507,539	480,593
Pool #FS2119 4.000% 3/01/46	81,985	78,407
Pool #MA3088 4.000% 8/01/47	27,308	25,730
Pool #MA3121 4.000% 9/01/47	252,192	237,385
Pool #MA3467 4.000% 9/01/48	3,506	3,295
Pool #BM5527 4.000% 10/01/48	86,362	81,534
Pool #BM5147 4.000% 10/01/48	21,364	20,256
Pool #FM3664 4.000% 3/01/49	332,190	311,959
Pool #CA3503 4.000% 5/01/49	45,843	42,993
Pool #CA4571 4.000% 11/01/49	73,225	68,628
Pool #CA4823 4.000% 12/01/49	95,301	89,318
Pool #FS1792 4.000% 5/01/52	198,396	184,624
Pool #MA4700 4.000% 8/01/52	55,093	51,062
Pool #CB4379 4.000% 8/01/52	202,355	187,423
Pool #MA4732 4.000% 9/01/52	259,346	240,289
Pool #FS5635 4.000% 11/01/52	682,203	631,648
Pool #AL0065 4.500% 4/01/41	165,962	162,420
Pool #AI1888 4.500% 5/01/41	181,455	177,546
Pool #AL0160 4.500% 5/01/41	236,032	231,037
Pool #AL6536 4.500% 3/01/45	255,139	248,825

The accompanying notes are an integral part of the financial statements.
39

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM4185 4.500% 9/01/46	$ 134,620	$ 131,204
Pool #FM2899 4.500% 11/01/46	301,331	295,028
Pool #FM5708 4.500% 5/01/47	149,808	146,571
Pool #BM3148 4.500% 11/01/47	122,869	119,675
Pool #BM4343 4.500% 5/01/48	122,325	119,107
Pool #CA2207 4.500% 8/01/48	26,967	26,064
Pool #CA5186 4.500% 1/01/50	24,510	23,628
Pool #CA5696 4.500% 5/01/50	63,904	61,569
Pool #FS4297 4.500% 2/01/51	210,621	203,369
Pool #MA4656 4.500% 7/01/52	74,961	71,443
Pool #MA4701 4.500% 8/01/52	557,374	531,214
Pool #MA4805 4.500% 11/01/52	199,173	189,701
Pool #FS5865 4.500% 1/01/53	1,362,316	1,297,527
Pool #AD6438 5.000% 6/01/40	41,200	41,522
Pool #FM8543 5.000% 11/01/44	175,895	177,110
Pool #AL9893 5.000% 2/01/45	224,623	225,876
Pool #FM4212 5.000% 12/01/47	346,975	348,201
Pool #FS1510 5.000% 10/01/48	265,566	267,456
Pool #FS2620 5.000% 8/01/52	43,509	42,582
Pool #BW7752 5.000% 10/01/52	98,071	95,799
Pool #BY4131 5.000% 7/01/53	153,005	149,410
Pool #MA5071 5.000% 7/01/53 (f)	612,636	597,867
Pool #CB7095 5.000% 9/01/53	312,771	305,916
Pool #BM3279 5.500% 5/01/44	532,900	544,900
Pool #CB5294 5.500% 11/01/52 (f)	766,294	765,647
Pool #MA4941 5.500% 3/01/53	251,598	250,599

	Principal Amount	Value
Pool #MA5107 5.500% 8/01/53	$ 2,095,353	$ 2,085,727
Pool #CB7333 5.500% 10/01/53	309,548	309,093
Pool #CB7982 5.500% 2/01/54 (f)	203,758	203,523
Pool #BM4971 6.000% 7/01/41	160,022	166,002
Pool #MA4876 6.000% 12/01/52	583,626	591,661
Pool #FS3820 6.000% 1/01/53	710,780	727,229
Pool #CB5702 6.000% 2/01/53	777,811	795,811
Pool #CB7120 6.000% 9/01/53	253,525	257,174
Pool #MA5247 6.000% 1/01/54	1,792,905	1,809,744
Pool #FS6347 6.500% 11/01/53	688,579	706,846
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	35,437	32,030
Government National Mortgage Association II Pool #MA7736 1.500% 12/20/36	61,540	53,371
Pool #MA7796 1.500% 1/20/37	81,766	70,912
Pool #MA8015 1.500% 5/20/37	138,580	119,968
Pool #MA7135 2.000% 1/20/51	1,843,474	1,510,946
Pool #MA7254 2.000% 3/20/51	477,006	390,963
Pool #MA7471 2.000% 7/20/51	1,712,796	1,403,841
Pool #MA7533 2.000% 8/20/51	839,495	688,066
Pool #MA7826 2.000% 1/20/52	191,405	156,759
Pool #MA7935 2.000% 3/20/52	1,234,155	1,010,572
Pool #MA6819 2.500% 8/20/50	289,263	247,550
Pool #MA7589 2.500% 9/20/51	351,013	298,969
Pool #MA7649 2.500% 10/20/51	2,250,296	1,915,946
Pool #MA7705 2.500% 11/20/51	568,263	483,830

The accompanying notes are an integral part of the financial statements.
40

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA7767 2.500% 12/20/51	$ 1,206,811	$ 1,027,503
Pool #MA7936 2.500% 3/20/52	1,336,355	1,137,798
Pool #MA2600 3.000% 2/20/45	69,868	62,855
Pool #MA2891 3.000% 6/20/45	566,945	510,042
Pool #MA3662 3.000% 5/20/46	90,410	81,053
Pool #MA3802 3.000% 7/20/46	43,175	38,706
Pool #MA3873 3.000% 8/20/46	251,085	225,100
Pool #MA4003 3.000% 10/20/46	429,017	384,349
Pool #MA4195 3.000% 1/20/47	305,193	273,417
Pool #MA6144 3.000% 9/20/49	11,996	10,372
Pool #MA6209 3.000% 10/20/49	74,948	64,803
Pool #MA6399 3.000% 1/20/50	38,520	33,305
Pool #MA6531 3.000% 3/20/50	125,181	107,727
Pool #MA6589 3.000% 4/20/50	55,779	48,002
Pool #MA6757 3.000% 7/20/50	100,239	86,262
Pool #MA7473 3.000% 7/20/51	932,891	823,225
Pool #MA7650 3.000% 10/20/51	1,248,791	1,102,770
Pool #MA8098 3.000% 6/20/52	947,384	835,644
Pool #MA0318 3.500% 8/20/42	141,766	131,820
Pool #MA0852 3.500% 3/20/43	101,121	93,914
Pool #783802 3.500% 4/20/43	15,394	14,234
Pool #MA1012 3.500% 5/20/43	302,196	280,613
Pool #MA1090 3.500% 6/20/43	119,314	110,775
Pool #785587 3.500% 12/20/44	203,504	188,745
Pool #AL1773 3.500% 1/20/45	148,123	136,035
Pool #MA3173 3.500% 10/20/45	195,306	180,954

	Principal Amount	Value
Pool #MA3310 3.500% 12/20/45	$ 64,484	$ 59,685
Pool #MA3597 3.500% 4/20/46	94,663	87,559
Pool #MA3663 3.500% 5/20/46	73,569	67,979
Pool #MA3736 3.500% 6/20/46	198,280	183,213
Pool #MA3803 3.500% 7/20/46	14,270	13,185
Pool #MA3937 3.500% 9/20/46	94,730	87,443
Pool #786092 3.500% 1/20/47	132,778	123,021
Pool #MA4382 3.500% 4/20/47	17,167	15,815
Pool #MA4586 3.500% 7/20/47	32,478	29,898
Pool #784346 3.500% 7/20/47	22,021	20,217
Pool #MA4719 3.500% 9/20/47	11,377	10,463
Pool #BC1919 3.500% 9/20/47	44,275	40,482
Pool #MA4900 3.500% 12/20/47	155,658	143,149
Pool #784793 3.500% 12/20/47	5,827	5,337
Pool #784472 3.500% 2/20/48	259,339	237,445
Pool #785087 3.500% 2/20/48	519,195	479,743
Pool #785327 3.500% 10/20/49	59,842	54,799
Pool #MA8149 3.500% 7/20/52	186,049	169,325
Pool #MA3245 4.000% 11/20/45	138,745	131,978
Pool #MA4511 4.000% 6/20/47	84,951	80,463
Pool #MA4720 4.000% 9/20/47	300,173	283,939
Pool #MA4838 4.000% 11/20/47	74,634	70,598
Pool #MA6934 4.000% 10/20/50	715,007	672,595
Pool #MA8346 4.000% 10/20/52	1,526,956	1,428,390
Pool #MA7534 4.500% 11/20/41	120,265	117,741
Pool #MA2894 4.500% 6/20/45	128,651	126,311

The accompanying notes are an integral part of the financial statements.
41

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA2963 4.500% 7/20/45	$ 48,525	$ 47,612
Pool #MA3312 4.500% 12/20/45	2,338	2,294
Pool #MA4588 4.500% 7/20/47	225,123	220,183
Pool #MA4654 4.500% 8/20/47	35,175	34,381
Pool #MA5079 4.500% 3/20/48	52,882	51,605
Pool #MA5265 4.500% 6/20/48	182	178
Pool #MA5399 4.500% 8/20/48	44,960	43,721
Pool #MA5711 4.500% 1/20/49	72,616	70,500
Pool #786255 4.500% 9/20/49	65,638	63,869
Pool #MA8347 4.500% 10/20/52	1,199,063	1,152,797
Pool #MA8799 4.500% 4/20/53	275,521	264,675
Pool #MA4781 5.000% 10/20/47	242,244	243,515
Pool #MA5194 5.000% 5/20/48	49,513	49,432
Pool #BF2644 5.000% 5/20/48	4,540	4,511
Pool #BF2878 5.000% 6/20/48	15,343	15,246
Pool #MA5266 5.000% 6/20/48	346,640	345,427
Pool #MA5988 5.000% 6/20/49	145,460	144,497
Pool #MA6042 5.000% 7/20/49	198,961	197,892
Pool #MA5081 5.500% 3/20/48	37,798	38,811
Pool #MA5140 5.500% 4/20/48	29,086	29,865
Pool #MA5195 5.500% 5/20/48	86,200	88,510
Pool #MA5469 5.500% 9/20/48	338	346
Pool #MA5531 5.500% 10/20/48	7,923	8,073
Pool #MA5598 5.500% 11/20/48	38,115	38,839
Pool #MA5654 5.500% 12/20/48	104,503	106,226
Pool #MA5713 5.500% 1/20/49	27,425	27,791

	Principal Amount	Value
Pool #MA5820 5.500% 3/20/49	$ 29,477	$ 30,147
Government National Mortgage Association II, TBA 2.500% 4/20/54 (f)	1,440,000	1,226,406
5.000% 4/20/54 (f)	245,000	240,825
5.500% 4/20/54 (f)	595,000	594,650
6.000% 4/20/54 (f)	1,000,000	1,008,954
6.500% 4/20/54 (f)	560,000	569,308
Uniform Mortgage-Backed Security, TBA 2.500% 4/01/54 (f)	770,000	636,483
3.500% 4/01/54 (f)	1,465,000	1,310,775
5.000% 4/01/54 (f)	1,380,000	1,346,902
5.500% 4/01/54 (f)	290,000	288,607
6.000% 4/01/54 (f)	175,000	176,661
6.500% 4/01/54 (f)	1,380,000	1,409,649
		124,028,319
Whole Loans — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, REMICS, Series 2021-DNA2, Class M2, 30 day USD SOFR Average + 2.300% 7.620% FRN 8/25/33 (b)	220,225	224,565
Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 1M2B, 30 day USD SOFR Average + 2.764% 8.085% FRN 2/25/30	177,362	179,387
		403,952
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $132,418,952)		124,684,047
U.S. Treasury Obligations — 22.9%
U.S. Treasury Bonds & Notes — 22.9%
U.S. Treasury Bonds 3.375% 8/15/42	11,400,000	9,849,976
3.625% 2/15/53	7,890,000	6,930,739
3.625% 5/15/53	559,400	491,645
3.875% 2/15/43	3,020,000	2,792,302
4.000% 11/15/42	8,030,000	7,565,639
4.125% 8/15/53	7,170,000	6,893,870
4.250% 2/15/54	1,405,000	1,381,730
4.750% 11/15/53	4,390,000	4,686,325

The accompanying notes are an integral part of the financial statements.
42

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes 1.375% 7/15/33	$ 17,536,079	$ 16,829,005
1.750% 1/15/34	6,757,794	6,671,245
U.S. Treasury Notes 0.625% 12/31/27	12,950,000	11,302,628
0.625% 8/15/30	5,720,000	4,581,324
1.500% 1/31/27	22,645,000	20,885,730
3.125% 8/31/27	2,660,000	2,555,479
3.875% 11/30/27	1,100,000	1,082,477
4.125% 6/15/26	2,875,000	2,847,265
4.125% 9/30/27	5,655,000	5,611,391
4.125% 10/31/27	1,400,000	1,389,134
4.250% 2/28/29	2,115,000	2,118,377
4.500% 11/15/33	865,000	884,528
4.625% 2/28/26 (d)	2,525,000	2,522,929
4.625% 9/15/26	13,038,400	13,067,560
4.625% 10/15/26 (k)	12,135,000	12,169,410
		145,110,708
TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,315,961)		145,110,708
TOTAL BONDS & NOTES (Cost $629,570,925)		605,395,923
TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $449,917)		323,430
TOTAL LONG-TERM INVESTMENTS (Cost $630,020,842)		605,719,353
	Number of Shares
Short-Term Investments — 6.8%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	5,590,501	5,590,501
Mutual Fund — 3.8%
T. Rowe Price Government Reserve Investment Fund	24,191,355	24,191,355
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (m)	$1,370,036	1,370,036

	Principal Amount	Value
Sovereign Debt Obligations — 1.2%
Egypt Treasury Bills 24.998% 6/25/24 EGP (c) (n)	$ 6,300,000	$ 125,512
30.000% 9/17/24 EGP (c) (n)	11,350,000	212,498
31.000% 12/10/24 EGP (c) (n)	9,875,000	175,518
31.500% 12/10/24 EGP (c) (n)	900,000	175,962
Japan Treasury Discount Bills 0.000% 7/01/24 JPY (c) (n)	539,500,000	3,563,772
0.000% 7/10/24 JPY (c) (n)	15,550,000	102,718
0.000% 7/10/24 JPY (c) (n)	95,450,000	630,506
0.000% 8/13/24 JPY (c) (n)	353,700,000	2,336,276
Sri Lanka Treasury Bills, 21.810% 4/05/24 LKR (c) (n)	60,000,000	199,475
U.S. Treasury Bill — 0.7%
U.S. Treasury Bills 5.355% 4/11/24 (n)	4,775,000	4,765,968
TOTAL SHORT-TERM INVESTMENTS (Cost $43,431,806)		43,440,097
TOTAL INVESTMENTS — 102.4% (Cost $673,452,648) (o)		649,159,450
Other Assets/ (Liabilities) — (2.4)%		(14,978,091)
NET ASSETS — 100.0%		$634,181,359

Abbreviation Legend

CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
OAT	Obligations Assimilables du Tresor
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.
43

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $152,106,948 or 23.98% of net assets.

(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $6,512,310 or 1.03% of net assets. The Fund received $1,079,705 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2024, these securities amounted to a value of $377,818 or 0.06% of net assets.

(h)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.

(i)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $150,565 or 0.02% of net assets.
(j)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)
Maturity value of $1,370,280. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,397,497.

(n)	The rate shown represents yield-to-maturity.
(o)	See Note 6 for aggregate cost for federal tax purposes.
(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call JPY Put	HSBC Bank USA*	5/01/24	152.00	1,570,000	USD	1,570,000	$ 8,373	$ 7,112	$ 1,261
Put
EUR Put MXN Call	Citibank N.A.*	5/10/24	18.25	1,086,000	EUR	1,086,000	$18,959	$5,897	$13,062
EUR Put MXN Call	Citibank N.A.*	5/10/24	18.25	1,086,000	EUR	1,086,000	18,959	5,945	13,014
							$37,918	$11,842	$26,076
							$46,291	$18,954	$27,337

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
U.S. Treasury Note 10 Year Future	4/26/24	110.50	211	USD	23,378,141	$ 118,688	$ 177,359	$ (58,671)

The accompanying notes are an integral part of the financial statements.
44

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expirati on Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
30-Year Interest Rate Swap, 8/12/54	Barclays Bank PLC*	8/08/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	1,278,000	$ 25,086	$ 39,618	$ (14,532)
30-Year Interest Rate Swap, 8/13/54	Barclays Bank PLC*	8/09/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	2,254,000	44,505	73,030	(28,525)
30-Year Interest Rate Swap, 8/13/54	Goldman Sachs International*	8/09/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	1,127,000	22,253	35,275	(13,022)
30-Year Interest Rate Swap, 8/12/54	Morgan Stanley & Co. LLC*	8/08/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	1,127,000	22,122	34,374	(12,252)
30-Year Interest Rate Swap, 8/13/54	Morgan Stanley & Co. LLC*	8/09/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	2,253,000	44,485	71,307	(26,822)
									$158,451	$253,604	$(95,153)

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
5-Year Interest Rate Swap, 1/14/31	Citibank N.A.*	1/12/26	6-Month EURIBOR	Semi-Annually	2.45%##	Annually	EUR	7,175,000	$ (145,714)	$ (185,875)	$ 40,161
Put
2-Year Interest Rate Swap, 8/12/26	Barclays Bank PLC*	8/08/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	6,413,000	$(28,883)	$(23,247)	$(5,636)
2-Year Interest Rate Swap, 8/13/26	Barclays Bank PLC*	8/09/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	11,363,000	(51,596)	(43,748)	(7,848)
5-Year Interest Rate Swap, 1/14/31	Citibank N.A.*	1/12/26	2.45%##	Annually	6-Month EURIBOR	Semi-Annually	EUR	7,175,000	(176,052)	(185,876)	9,824
2-Year Interest Rate Swap, 8/13/26	Goldman Sachs International*	8/09/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	5,594,000	(25,401)	(20,698)	(4,703)
2-Year Interest Rate Swap, 8/12/26	Morgan Stanley & Co. LLC*	8/08/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	5,839,000	(26,298)	(20,583)	(5,715)
2-Year Interest Rate Swap, 8/13/26	Morgan Stanley & Co. LLC*	8/09/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	11,363,000	(51,596)	(43,748)	(7,848)
									$(359,826)	$(337,900)	$(21,926)
									$(505,540)	$(523,775)	$18,235

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/05/24	KRW	542,658,000	USD	409,770	$(6,616)
Bank of America N.A.*	4/09/24	TRY	6,860,000	USD	206,907	3,616
Bank of America N.A.*	4/12/24	USD	375,130	MXN	6,424,094	(10,695)
Bank of America N.A.*	4/19/24	USD	64,500	JPY	9,421,056	2,104
Bank of America N.A.*	4/19/24	USD	1,769,950	CAD	2,385,260	8,563
Bank of America N.A.*	5/17/24	USD	376,815	PLN	1,504,000	425
Bank of America N.A.*	6/07/24	USD	4,812,581	MYR	22,951,576	(57,346)
Barclays Bank PLC*	4/03/24	USD	694,150	TWD	21,348,574	26,965

The accompanying notes are an integral part of the financial statements.
45

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	4/05/24	USD	108,272	INR	9,029,330	$15
Barclays Bank PLC*	4/05/24	KRW	1,513,514,000	USD	1,152,592	(28,165)
Barclays Bank PLC*	4/05/24	USD	1,540,637	KRW	2,075,854,000	(1,566)
Barclays Bank PLC*	4/09/24	TRY	6,860,000	USD	209,998	525
Barclays Bank PLC*	4/09/24	USD	252,988	TRY	8,289,000	(1,389)
Barclays Bank PLC*	4/12/24	ZAR	11,073,418	USD	590,705	(6,455)
Barclays Bank PLC*	5/24/24	USD	438,849	EUR	406,372	(454)
Barclays Bank PLC*	5/24/24	GBP	914,000	USD	1,166,159	(12,230)
Barclays Bank PLC*	5/24/24	USD	11,419,267	GBP	9,059,686	(18,628)
Barclays Bank PLC*	6/14/24	USD	10,405,351	CNH	74,434,178	122,622
Barclays Bank PLC*	7/05/24	KRW	2,075,854,000	USD	1,548,024	1,782
BNP Paribas SA*	4/05/24	USD	551,152	PEN	2,025,000	6,797
BNP Paribas SA*	4/05/24	PEN	4,418,000	USD	1,188,802	(1,168)
BNP Paribas SA*	4/05/24	USD	419,800	KRW	563,708,000	1,007
BNP Paribas SA*	4/12/24	USD	590,532	ZAR	11,073,418	6,282
BNP Paribas SA*	4/12/24	CZK	12,283,269	USD	545,106	(21,431)
BNP Paribas SA*	4/19/24	USD	149,288	JPY	22,187,000	2,343
BNP Paribas SA*	4/19/24	JPY	39,707,000	USD	274,962	(11,981)
BNP Paribas SA*	4/19/24	USD	1,353,990	EUR	1,243,394	11,701
BNP Paribas SA*	5/10/24	CLP	719,577,000	USD	761,723	(28,131)
BNP Paribas SA*	5/24/24	GBP	46,000	USD	58,226	(151)
BNP Paribas SA*	5/24/24	EUR	274,000	USD	297,527	(1,323)
BNP Paribas SA*	5/24/24	SEK	19,136,151	USD	1,849,208	(57,714)
BNP Paribas SA*	5/24/24	USD	3,679,399	EUR	3,389,109	15,645
BNP Paribas SA*	6/07/24	USD	1,461,224	THB	52,158,608	24,031
BNP Paribas SA*	6/07/24	USD	322,104	COP	1,298,803,504	(10,292)
BNP Paribas SA*	6/14/24	USD	2,908,892	SGD	3,861,820	39,336
BNP Paribas SA*	6/14/24	USD	956,690	CNH	6,911,000	1,968
BNP Paribas SA*	7/05/24	USD	1,187,013	PEN	4,418,000	1,297
Citibank N.A.*	4/05/24	USD	37,906	INR	3,159,892	21
Citibank N.A.*	4/05/24	USD	463,375	IDR	7,259,316,890	5,559
Citibank N.A.*	4/12/24	HUF	254,181,524	USD	726,586	(30,699)
Citibank N.A.*	4/18/24	USD	182,547	ILS	679,880	(2,471)
Citibank N.A.*	4/18/24	ILS	679,880	USD	181,318	3,700
Citibank N.A.*	4/19/24	USD	3,303,498	CAD	4,426,723	34,599
Citibank N.A.*	4/19/24	AUD	636,000	USD	427,394	(12,756)
Citibank N.A.*	4/19/24	NOK	2,939,186	USD	274,277	(3,435)
Citibank N.A.*	5/24/24	USD	1,341,182	EUR	1,228,907	12,688
Citibank N.A.*	9/04/24	EGP	13,906,000	USD	305,378	(24,588)
Citibank N.A.*	3/04/25	EGP	2,595,000	USD	49,665	(672)
Citibank N.A.*	3/12/25	EGP	8,701,000	USD	155,542	8,186
Deutsche Bank AG*	4/05/24	USD	95,987	INR	8,009,751	(46)
Deutsche Bank AG*	4/05/24	IDR	51,689,502,493	USD	3,283,047	(23,197)
Deutsche Bank AG*	4/12/24	USD	197,043	HUF	71,207,571	2,094
Deutsche Bank AG*	4/12/24	USD	360,734	CZK	8,452,000	398
Deutsche Bank AG*	4/12/24	HUF	163,420,000	USD	459,949	(12,545)
Deutsche Bank AG*	5/17/24	PLN	3,044,000	USD	749,519	12,269
Deutsche Bank AG*	5/24/24	USD	763,635	EUR	704,934	1,576
Deutsche Bank AG*	5/24/24	GBP	186,000	USD	237,427	(2,601)

The accompanying notes are an integral part of the financial statements.
46

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank AG*	6/07/24	USD	17,808	MYR	84,532	$(128)
Deutsche Bank AG*	7/05/24	USD	2,363,954	IDR	37,475,624,395	6,231
Goldman Sachs International*	4/03/24	USD	855,445	TWD	26,336,426	32,380
Goldman Sachs International*	4/03/24	TWD	47,685,000	USD	1,497,818	(7,568)
Goldman Sachs International*	4/05/24	USD	1,506,956	IDR	23,418,419,371	30,049
Goldman Sachs International*	4/05/24	USD	407,494	INR	33,976,000	141
Goldman Sachs International*	4/05/24	IDR	6,931,115,000	USD	445,874	(8,756)
Goldman Sachs International*	4/19/24	USD	1,633,790	CAD	2,188,477	17,716
Goldman Sachs International*	6/04/24	USD	487,852	BRL	2,458,433	500
Goldman Sachs International*	6/04/24	BRL	5,635,368	USD	1,121,772	(4,634)
Goldman Sachs International*	6/07/24	USD	664,714	THB	23,629,667	13,616
Goldman Sachs International*	7/05/24	USD	1,506,799	TWD	47,685,000	825
Goldman Sachs International*	7/12/24	TRY	11,138,000	USD	308,831	(2,579)
HSBC Bank USA*	4/05/24	USD	357,606	INR	29,832,741	(72)
HSBC Bank USA*	4/05/24	USD	655,402	IDR	10,368,895,232	1,477
HSBC Bank USA*	4/05/24	KRW	583,390,000	USD	439,086	(5,671)
HSBC Bank USA*	4/05/24	INR	98,544,491	USD	1,181,560	(67)
HSBC Bank USA*	4/12/24	USD	786,300	CZK	18,317,000	5,387
HSBC Bank USA*	4/19/24	USD	3,739,733	JPY	554,223,460	69,091
HSBC Bank USA*	4/19/24	CAD	553,000	USD	409,181	(820)
HSBC Bank USA*	4/19/24	JPY	126,889,300	USD	861,171	(20,779)
HSBC Bank USA*	5/17/24	PLN	1,926,000	USD	487,908	(5,909)
HSBC Bank USA*	7/05/24	USD	1,178,251	INR	98,544,491	113
JP Morgan Chase Bank N.A.*	4/05/24	USD	174,252	INR	14,536,777	(36)
JP Morgan Chase Bank N.A.*	4/05/24	PEN	135,000	USD	34,825	1,465
JP Morgan Chase Bank N.A.*	4/19/24	USD	3,344,439	AUD	4,999,819	84,827
JP Morgan Chase Bank N.A.*	4/19/24	CAD	90,000	USD	67,438	(978)
JP Morgan Chase Bank N.A.*	4/19/24	CHF	673,000	USD	771,502	(23,937)
JP Morgan Chase Bank N.A.*	5/10/24	CLP	472,837,000	USD	499,179	(17,132)
JP Morgan Chase Bank N.A.*	5/17/24	USD	612,606	PLN	2,461,994	(3,530)
JP Morgan Chase Bank N.A.*	5/24/24	USD	1,387,445	EUR	1,278,173	5,692
Morgan Stanley & Co. LLC*	4/05/24	USD	1,696,426	PEN	6,299,000	3,553
Morgan Stanley & Co. LLC*	4/05/24	PEN	4,447,000	USD	1,177,043	18,387
Morgan Stanley & Co. LLC*	4/12/24	USD	187,917	MXN	3,236,198	(6,446)
Morgan Stanley & Co. LLC*	4/19/24	CHF	342,000	USD	390,433	(10,541)
Morgan Stanley & Co. LLC*	5/24/24	USD	253,708	EUR	233,401	1,392
Morgan Stanley & Co. LLC*	5/24/24	EUR	361,000	USD	394,596	(4,342)
Morgan Stanley & Co. LLC*	6/07/24	USD	977,367	COP	3,909,398,546	(23,145)
Royal Bank of Canada*	4/12/24	USD	140,807	MXN	2,415,073	(4,240)
Royal Bank of Canada*	4/12/24	MXN	7,331,000	USD	423,182	17,111
Royal Bank of Canada*	4/19/24	CAD	2,125,531	USD	1,573,211	(3,621)
Royal Bank of Canada*	5/24/24	GBP	5,586	USD	7,124	(71)
State Street Bank and Trust*	4/12/24	USD	1,147,926	MXN	19,536,888	(25,442)
State Street Bank and Trust*	4/12/24	MXN	7,168,651	USD	411,344	19,199
State Street Bank and Trust*	4/19/24	USD	1,551,080	NZD	2,486,302	65,614
State Street Bank and Trust*	4/19/24	USD	281,982	NOK	2,939,186	11,140
State Street Bank and Trust*	4/19/24	USD	22,383,040	JPY	3,200,090,934	1,188,720
State Street Bank and Trust*	5/24/24	USD	61,413,036	EUR	56,781,955	29,622
State Street Bank and Trust*	5/24/24	EUR	676,769	USD	736,118	(4,505)

The accompanying notes are an integral part of the financial statements.
47

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust*	6/14/24	CNY	7,226,615	USD	997,775	$9,381
UBS AG*	4/05/24	USD	1,127,350	IDR	17,573,986,000	19,029
UBS AG*	4/12/24	USD	531,114	CZK	12,258,813	8,481
UBS AG*	4/12/24	HUF	142,639,000	USD	408,085	(17,574)
UBS AG*	4/12/24	CZK	9,242,000	USD	409,787	(15,771)
UBS AG*	4/19/24	USD	1,962,748	CHF	1,660,000	118,828
UBS AG*	4/19/24	USD	1,625,908	JPY	242,427,000	20,305
UBS AG*	4/19/24	CHF	645,000	USD	750,470	(34,007)
UBS AG*	4/19/24	JPY	126,763,000	USD	862,750	(23,194)
UBS AG*	5/10/24	CLP	719,577,000	USD	757,927	(24,335)
UBS AG*	5/24/24	USD	3,328,858	SEK	34,751,949	75,441
UBS AG*	5/24/24	USD	167,904	EUR	153,816	1,623
UBS AG*	6/04/24	USD	636,797	BRL	3,176,935	7,011
UBS AG*	6/07/24	USD	663,960	THB	23,788,016	8,498
UBS AG*	6/07/24	USD	321,764	COP	1,285,815,469	(7,308)
						$1,555,076

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	6/06/24	13	$1,651,883	$6,577
Australia 3 Year Bond	6/17/24	17	1,184,067	333
Korea 10 Year Bond	6/18/24	51	4,315,298	(19,744)
U.S. Treasury Ultra Bond	6/18/24	19	2,417,142	33,858
Canada 10 Year Bond	6/19/24	29	2,586,460	(10,062)
U.S. Treasury Note 2 Year	6/28/24	14	2,865,179	(2,398)
U.S. Treasury Note 5 Year	6/28/24	827	88,418,164	83,758
				$92,322
Short
Mini 10 Year Japanese Government Bond	6/12/24	5	$(480,800)	$(241)
Japanese 10 Year Bond	6/13/24	1	(963,466)	1,186
Australia 10 Year Bond	6/17/24	11	(836,005)	372
Korea 3 Year Bond	6/18/24	34	(2,651,721)	5,467
U.S. Treasury Ultra 10 Year	6/18/24	280	(31,991,880)	(98,745)
UK Long Gilt	6/26/24	3	(372,321)	(6,097)
				$ (98,058)
Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bombardier, Inc.	5.000%	Quarterly	6/20/28	USD	390,000	$ (40,674)	$ (15,794)	$ (24,880)

The accompanying notes are an integral part of the financial statements.
48

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
OTC Credit Default Swaps-Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA Series 15†	0.5000%	Monthly	Morgan Stanley & Co. LLC*	11/18/64	USD	4,189,000	$42,848	$111,752	$(68,904)
CMBX.NA.AAA Series 15†	0.5000%	Monthly	Morgan Stanley & Co. LLC*	11/18/64	USD	4,900,000	50,120	131,103	(80,983)
CMBX.NA.AAA Series 15†	0.5000%	Monthly	Morgan Stanley & Co. LLC*	11/18/64	USD	585,000	5,984	14,914	(8,930)
CMBX.NA.AAA Series 15†	0.5000%	Monthly	Morgan Stanley & Co. LLC*	11/18/64	USD	2,032,000	20,784	54,372	(33,588)
CMBX.NA.AAA Series 15†	0.5000%	Monthly	Morgan Stanley & Co. LLC*	11/18/64	USD	677,000	6,925	16,373	(9,448)
CMBX.NA.AAA Series 16†	0.5000%	Monthly	Morgan Stanley & Co. LLC*	4/17/65	USD	278,000	3,763	8,682	(4,919)
CMBX.NA.AAA Series 16†	0.5000%	Monthly	Morgan Stanley & Co. LLC*	4/17/65	USD	236,000	3,194	7,020	(3,826)
							$ 133,618	$ 344,216	$ (210,598)
Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Cellnex Telecom SA	5.000%	Quarterly	12/20/28	BBB-**	EUR	220,000	$42,575	$33,780	$8,795
iTraxx Europe Series 40†	1.000%	Quarterly	12/20/28	Not Rated	EUR	2,850,000	66,315	53,382	12,933
Freeport-McMoRan, Inc.	1.000%	Quarterly	12/20/28	BBB**	USD	787,000	1,465	(3,234)	4,699
Republic of Mexico	1.000%	Quarterly	12/20/28	BBB**	USD	1,861,000	12,617	(19,306)	31,923
Republic of Mexico	1.000%	Quarterly	12/20/28	BBB**	USD	4,572,000	30,996	22,740	8,256
CDX.NA.IG Series 41†	1.000%	Quarterly	12/20/28	Not Rated	USD	31,800,000	727,934	594,380	133,554
CDX.NA.HY Series 41†	5.000%	Quarterly	12/20/28	Not Rated	USD	3,118,500	228,983	3,048	225,935
CDX.EM.IG Series 40†	1.000%	Quarterly	12/20/28	Not Rated	USD	3,264,000	50,719	43,772	6,947
							$ 1,161,604	$ 728,562	$ 433,042

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/24	USD	151,000	$1,002	$(4,578)	$5,580
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/24	USD	303,000	2,010	(9,187)	11,197
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/24	USD	152,000	1,008	(10,490)	11,498
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/29	USD	225,000	3,235	(11,045)	14,280
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/29	USD	225,000	3,235	(11,239)	14,474
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BBB-**	6/20/24	USD	135,000	285	(8,192)	8,477

The accompanying notes are an integral part of the financial statements.
49

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BBB-**	6/20/24	USD	67,500	$143	$(3,879)	$4,022
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BBB-**	6/20/24	USD	67,500	143	(3,879)	4,022
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BBB-**	12/20/24	USD	450,000	2,985	(2,504)	5,489
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BBB-**	6/20/25	USD	150,000	1,539	(9,034)	10,573
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BBB-**	6/20/25	USD	75,000	769	(4,350)	5,119
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BBB-**	12/20/25	USD	300,000	3,907	(281)	4,188
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.*	A+**	6/20/24	EUR	100,000	181	1,278	(1,097)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BBB-**	12/20/24	USD	134,000	889	(993)	1,882
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BBB-**	6/20/25	USD	94,000	964	(4,498)	5,462
								$22,295	$ (82,871)	$ 105,166

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.562%	Quarterly	5/15/28	CNY	1,009,000	$2,831	$ —	$2,831
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.579%	Quarterly	5/15/28	CNY	4,373,000	12,698	—	12,698
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.568%	Quarterly	5/16/28	CNY	3,429,000	9,745	—	9,745
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.476%	Quarterly	6/01/28	CNY	20,850,000	47,752	—	47,752
Fixed 2.928%	Annually	6-Month EURIBOR	Semi-Annually	2/06/26	EUR	13,325,000	68,867	—	68,867
6-Month EURIBOR	Semi-Annually	Fixed 3.155%	Annually	4/02/26	EUR	25,885,000	828	—	828
6-Month EURIBOR	Semi-Annually	Fixed 3.367%	Annually	9/21/28	EUR	4,965,000	143,133	—	143,133
6-Month EURIBOR	Semi-Annually	Fixed 2.807%	Annually	3/04/29	EUR	3,532,000	32,600	293	32,307
6-Month EURIBOR	Semi-Annually	Fixed 2.793%	Annually	3/05/29	EUR	1,800,000	9,962	—	9,962
6-Month EURIBOR	Semi-Annually	Fixed 2.638%	Annually	12/16/29	EUR	1,275,000	(170)	—	(170)
6-Month EURIBOR	Semi-Annually	Fixed 0.830%	Annually	3/02/32	EUR	800,000	(107,741)	—	(107,741)
6-Month EURIBOR	Semi-Annually	Fixed 1.222%	Annually	4/04/32	EUR	250,000	(26,466)	—	(26,466)
6-Month EURIBOR	Semi-Annually	Fixed 1.640%	Annually	5/02/32	EUR	350,000	(25,985)	—	(25,985)

The accompanying notes are an integral part of the financial statements.
50

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR	Semi-Annually	Fixed 2.730%	Annually	11/23/32	EUR	2,400,000	$27,631	$—	$27,631
6-Month EURIBOR	Semi-Annually	Fixed 2.683%	Annually	11/30/32	EUR	126,000	977	—	977
6-Month EURIBOR	Semi-Annually	Fixed 2.698%	Annually	11/30/32	EUR	54,000	484	—	484
Fixed 2.953%	Annually	6-Month EURIBOR	Semi-Annually	9/21/53	EUR	730,000	(99,922)	—	(99,922)
Fixed 2.447%	Annually	6-Month EURIBOR	Semi-Annually	3/04/54	EUR	720,000	(5,543)	268	(5,811)
Fixed 2.427%	Annually	6-Month EURIBOR	Semi-Annually	3/05/54	EUR	360,000	(7,858)	—	(7,858)
Fixed 4.439%	Annually	GBP-SONIA	Annually	3/27/26	GBP	16,750,000	(14,532)	(436)	(14,096)
Fixed 6.410%	Semi-Annually	INR-FBIL-MIBOR	Semi-Annually	3/20/31	INR	46,892,000	(818)	—	(818)
Fixed 0.418%	Annually	JPY-TONAR	Annually	8/10/28	JPY	1,575,000,000	21,886	—	21,886
28 Day-MXN-TIIE	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	(90,770)	—	(90,770)
							$(411)	$125	$(536)

*	Contracts are subject to a master netting agreement or similar agreement.
**
Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent change.

##	Exercise Rate.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††
For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.
51

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 97.1%
Corporate Debt — 26.8%
Brazil — 2.0%
Banco do Brasil SA 6.000% 3/18/31 (a)	$ 200,000	$ 200,250
Braskem Netherlands Finance BV
7.250% 2/13/33 (a) (b)	200,000	192,383
8.500% 1/12/31 (a)	200,000	207,398
Cosan Luxembourg SA 7.250% 6/27/31 (a)	200,000	204,262
Cosan Overseas Ltd. 8.250% (a) (c)	100,000	102,375
Globo Comunicacao e Participacoes SA
4.875% 1/22/30 (a)	650,000	568,221
5.500% 1/14/32 (a)	200,000	173,726
		1,648,615
Chile — 3.0%
AES Andes SA 5 yr. USD Swap + 4.644% 7.125% VRN 3/26/79 (a)	650,000	643,500
Agrosuper SA 4.600% 1/20/32 (a)	200,000	172,784
Banco Santander Chile 3.177% 10/26/31 (a)	375,000	327,129
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (a) (b)	200,000	183,015
5.150% 1/29/50 (a)	250,000	204,179
Corp. Nacional del Cobre de Chile
5.125% 2/02/33 (a)	200,000	190,405
6.440% 1/26/36 (a)	200,000	205,886
Empresa de los Ferrocarriles del Estado 3.068% 8/18/50 (a)	450,000	270,641
Empresa de Transporte de Pasajeros Metro SA
3.693% 9/13/61 (a)	200,000	133,514
4.700% 5/07/50 (a)	200,000	165,345
		2,496,398
Colombia — 1.1%
Banco de Bogota SA 6.250% 5/12/26 (a)	250,000	249,951
Bancolombia SA 5 yr. CMT + 2.944% 4.625% VRN 12/18/29	200,000	194,959
Ecopetrol SA
4.625% 11/02/31	95,000	79,033

	Principal Amount	Value
6.875% 4/29/30	$ 50,000	$ 48,819
8.375% 1/19/36	210,000	211,978
8.875% 1/13/33	100,000	105,773
		890,513
Ghana — 0.2%
Kosmos Energy Ltd. 7.125% 4/04/26 (a)	200,000	196,826
India — 0.9%
Greenko Power II Ltd. 4.300% 12/13/28 (a)	234,000	214,150
Reliance Industries Ltd. 2.875% 1/12/32 (a)	400,000	339,831
State Bank of India 5.000% 1/17/29 (a)	210,000	208,096
		762,077
Indonesia — 1.4%
Bank Negara Indonesia Persero Tbk. PT 3.750% 3/30/26 (a)	213,000	203,194
Minejesa Capital BV 5.625% 8/10/37 (a)	500,000	453,462
Pertamina Persero PT 5.625% 5/20/43 (a)	200,000	196,327
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% 6/30/50 (a)	200,000	148,670
6.150% 5/21/48 (a)	200,000	202,423
		1,204,076
Israel — 0.4%
Leviathan Bond Ltd. 6.125% 6/30/25 (a)	330,000	323,981
Kazakhstan — 0.5%
KazMunayGas National Co. JSC
3.500% 4/14/33 (a)	200,000	166,150
6.375% 10/24/48 (a)	230,000	214,429
		380,579
Kuwait — 0.3%
MEGlobal Canada ULC 5.875% 5/18/30 (a)	200,000	201,435
Mexico — 6.1%
Banco Mercantil del Norte SA 10 yr. CMT + 7.760% 8.375% VRN (a) (c)	200,000	204,671
BBVA Bancomer SA
5 yr. CMT + 2.650% 5.125% VRN 1/18/33 (a)	375,000	348,512
5 yr. CMT + 4.308% 5.875% VRN 9/13/34 (a)	200,000	189,273

The accompanying notes are an integral part of the financial statements.
52

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 4.661% 8.450% VRN 6/29/38 (a)	$ 425,000	$ 448,795
Cemex SAB de CV 5.450% 11/19/29 (a) (b)	200,000	196,982
Cometa Energia SA de CV 6.375% 4/24/35 (a)	160,400	161,706
Industrias Penoles SAB de CV 4.750% 8/06/50 (a)	200,000	156,103
Infraestructura Energetica Nova SAPI de CV 4.875% 1/14/48 (a)	300,000	232,803
Petroleos Mexicanos
4.500% 1/23/26	500,000	468,751
5.950% 1/28/31	175,000	140,351
6.500% 3/13/27	850,000	800,613
6.500% 6/02/41	1,210,000	821,690
6.840% 1/23/30	55,000	48,505
8.750% 6/02/29	655,000	638,686
10.000% 2/07/33 (b)	260,000	258,934
		5,116,375
Oman — 0.6%
Lamar Funding Ltd. 3.958% 5/07/25 (a)	500,000	486,875
Panama — 0.7%
Aeropuerto Internacional de Tocumen SA 4.000% 8/11/41 (a)	200,000	146,617
Banco General SA 10 yr. CMT + 3.665% 5.250% VRN (a) (c)	200,000	170,535
Banco Nacional de Panama 2.500% 8/11/30 (a)	310,000	242,670
		559,822
Paraguay — 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (a)	200,000	194,406
Peru — 0.3%
Consorcio Transmantaro SA 4.700% 4/16/34 (a)	200,000	188,566
Lima Metro Line 2 Finance Ltd. 5.875% 7/05/34 (a)	87,351	86,672
		275,238
Philippines — 0.9%
Globe Telecom, Inc. 3.000% 7/23/35 (a)	400,000	310,815
International Container Terminal Services, Inc. 4.750% 6/17/30 (a)	200,000	193,209

	Principal Amount	Value
Manila Water Co., Inc. 4.375% 7/30/30 (a)	$ 300,000	$ 281,286
		785,310
Puerto Rico — 0.4%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (a)	400,000	334,989
Qatar — 0.7%
QatarEnergy
2.250% 7/12/31 (a)	300,000	251,053
3.125% 7/12/41 (a)	450,000	335,250
		586,303
Republic of Korea — 0.5%
Hanwha Totalenergies Petrochemical Co. Ltd. 5.500% 7/18/29 (a)	230,000	229,175
POSCO 5.750% 1/17/28 (a) (b)	200,000	202,871
		432,046
Romania — 0.4%
Banca Transilvania SA 1 yr. EURIBOR ICE Swap + 5.580% 8.875% VRN 4/27/27 EUR (a) (d)	280,000	319,894
Saudi Arabia — 1.5%
Gaci First Investment Co. 5.125% 2/14/53 (a)	450,000	389,642
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	200,000	186,341
4.250% 4/16/39 (a)	800,000	698,245
		1,274,228
Slovenia — 0.4%
Nova Kreditna Banka Maribor DD 3 mo. EURIBOR + 3.496% 7.375% VRN 6/29/26 EUR (a) (d)	300,000	332,482
South Africa — 0.5%
Transnet SOC Ltd.
8.250% 2/06/28 (a) (b)	200,000	198,752
8.250% 2/06/28 (a)	225,000	223,596
		422,348
Tanzania, United Republic Of — 0.2%
HTA Group Ltd. 7.000% 12/18/25 (a) (b)	200,000	198,904

The accompanying notes are an integral part of the financial statements.
53

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Thailand — 0.7%
Bangkok Bank PCL 5 yr. CMT + 2.150% 3.466% VRN 9/23/36 (a)	$200,000	$168,611
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	134,981
3.500% 10/17/49 (a)	425,000	286,835
		590,427
United Arab Emirates — 0.8%
DP World Crescent Ltd. 3.875% 7/18/29 (a)	300,000	281,099
Emirates NBD Bank PJSC 6 yr. CMT + 3.656% 6.125% VRN (a) (c)	200,000	198,856
Ruwais Power Co. PJSC 6.000% 8/31/36 (a)	200,000	199,962
		679,917
United States — 0.5%
Hyundai Capital America 5.600% 3/30/28 (a)	175,000	176,988
International Bank for Reconstruction & Development 0.000% 3/31/27	275,000	245,533
		422,521
Venezuela — 1.6%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (e)	900,000	82,333
6.000% 5/16/24 (a) (e)	2,400,000	217,200
6.000% 11/15/26 (a) (e)	1,750,000	161,160
8.500% 10/27/20 (a) (e)	250,000	199,519
9.000% 11/17/21 (a) (e)	4,990,000	499,000
9.750% 5/17/35 (a) (e)	150,000	16,500
12.750% 2/17/22 (a) (e)	1,500,000	182,250
		1,357,962
TOTAL CORPORATE DEBT (Cost $25,893,932)		22,474,547
Sovereign Debt Obligations — 70.3%
Albania — 1.3%
Albania Government International Bond
3.500% 11/23/31 EUR (a) (d)	400,000	386,962
3.500% 11/23/31 EUR (a) (d)	490,000	474,028
5.900% 6/09/28 EUR (a) (d)	130,000	143,934
5.900% 6/09/28 EUR (a) (d)	100,000	110,718
		1,115,642

	Principal Amount	Value
Angola — 3.2%
Angolan Government International Bond
8.000% 11/26/29 (a)	$ 800,000	$ 744,000
8.250% 5/09/28 (a)	925,000	888,931
8.750% 4/14/32 (a)	240,000	220,246
9.125% 11/26/49 (a)	300,000	253,575
9.375% 5/08/48 (a)	200,000	172,172
9.500% 11/12/25 (a)	400,000	406,150
		2,685,074
Argentina — 1.4%
Argentina Republic Government International Bond
0.750% STEP 7/09/30 (e)	685,000	359,146
3.625% STEP 7/09/35	1,224,923	508,449
4.250% STEP 1/09/38 (e)	742,891	344,548
		1,212,143
Bahamas — 0.5%
Bahamas Government International Bond 6.000% 11/21/28 (a)	475,000	426,068
Bahrain — 1.7%
Bahrain Government International Bond
5.625% 5/18/34 (a)	215,000	193,573
6.750% 9/20/29 (a)	350,000	352,950
7.000% 10/12/28 (a)	675,000	694,213
7.500% 9/20/47 (a)	200,000	191,250
		1,431,986
Barbados — 0.2%
Barbados Government International Bond 6.500% 10/01/29 (a)	150,000	141,975
Bermuda — 0.5%
Bermuda Government International Bond 5.000% 7/15/32 (a)	400,000	384,800
Brazil — 1.7%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/29 BRL (d) (e)	650,000	126,759
10.000% 1/01/31 BRL (d) (e)	3,509,000	672,778
Brazilian Government International Bond
5.000% 1/27/45	240,000	191,427
6.125% 3/15/34	230,000	227,460

The accompanying notes are an integral part of the financial statements.
54

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.250% 3/18/31	$200,000	$ 203,700
		1,422,124
Bulgaria — 0.5%
Bulgaria Government International Bond
4.500% 1/27/33 EUR (a) (d)	310,000	355,246
4.875% 5/13/36 EUR (a) (d)	50,000	58,527
		413,773
Chile — 0.2%
Chile Government International Bond 4.950% 1/05/36	200,000	193,303
China — 1.5%
China Government Bond 2.620% 6/25/30 CNY (d)	9,000,000	1,262,935
Colombia — 2.6%
Colombia Government International Bond
3.000% 1/30/30	200,000	165,732
3.125% 4/15/31	400,000	319,169
4.125% 5/15/51	725,000	448,573
5.000% 6/15/45	350,000	253,276
5.625% 2/26/44	400,000	316,454
8.000% 11/14/35	200,000	210,000
8.750% 11/14/53	200,000	216,900
Colombia TES 7.000% 3/26/31 COP (d)	1,017,900,000	226,715
		2,156,819
Costa Rica — 1.0%
Costa Rica Government International Bond
5.625% 4/30/43 (a)	200,000	180,319
7.300% 11/13/54 (a)	600,000	636,647
		816,966
Dominican Republic — 3.1%
Dominican Republic International Bond
4.500% 1/30/30 (a)	355,000	323,024
4.875% 9/23/32 (a)	1,075,000	962,422
4.875% 9/23/32 (a)	500,000	447,638
5.500% 2/22/29 (a)	165,000	159,969
5.875% 1/30/60 (a)	289,000	245,521
6.850% 1/27/45 (a)	305,000	301,883
7.050% 2/03/31 (a)	150,000	155,197
		2,595,654

	Principal Amount	Value
Ecuador — 1.2%
Ecuador Government International Bond
0.000% 7/31/30 (a)	$ 165,446	$ 81,320
3.500% STEP 7/31/35 (a)	128,550	67,473
6.000% STEP 7/31/30 (a)	1,275,100	863,801
		1,012,594
Egypt — 3.0%
Egypt Government International Bond
5.800% 9/30/27 (a)	200,000	180,052
5.875% 2/16/31 (a)	200,000	159,750
6.588% 2/21/28 (a)	200,000	182,688
7.500% 1/31/27 (a)	270,000	259,348
7.600% 3/01/29 (a)	475,000	437,095
7.625% 5/29/32 (a)	200,000	170,120
8.500% 1/31/47 (a)	840,000	664,709
8.500% 1/31/47 (a)	550,000	435,611
		2,489,373
El Salvador — 0.7%
El Salvador Government International Bond 5.875% 1/30/25 (a)	590,000	564,294
Ghana — 0.4%
Ghana Government International Bond
6.375% 2/11/27 (a)	375,000	191,250
10.750% 10/14/30 (a)	200,000	135,440
		326,690
Guatemala — 1.7%
Guatemala Government Bond
4.875% 2/13/28 (a)	400,000	385,200
5.250% 8/10/29 (a)	200,000	193,286
5.375% 4/24/32 (a)	200,000	191,843
6.600% 6/13/36 (a)	400,000	408,034
7.050% 10/04/32 (a)	200,000	212,250
		1,390,613
India — 2.0%
Export-Import Bank of India
2.250% 1/13/31 (a)	205,000	169,430
2.250% 1/13/31 (a)	200,000	165,298
3.250% 1/15/30 (a)	1,500,000	1,344,957
		1,679,685
Indonesia — 5.1%
Indonesia Government International Bond
3.500% 1/11/28	375,000	355,661
4.550% 1/11/28	200,000	196,746

The accompanying notes are an integral part of the financial statements.
55

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 4/15/43 (a)	$1,400,000	$1,306,905
Indonesia Treasury Bond
6.125% 5/15/28 IDR (d)	8,304,000,000	515,382
7.000% 2/15/33 IDR (d)	6,958,000,000	447,528
Perusahaan Penerbit SBSN Indonesia III
3.800% 6/23/50 (a)	200,000	154,190
4.550% 3/29/26 (a)	1,350,000	1,337,682
		4,314,094
Ivory Coast — 2.7%
Ivory Coast Government International Bond
4.875% 1/30/32 EUR (a) (d)	250,000	231,953
6.125% 6/15/33 (a)	1,505,000	1,354,873
6.625% 3/22/48 EUR (a) (d)	525,000	460,429
7.625% 1/30/33 (a)	240,000	238,200
		2,285,455
Jamaica — 0.5%
Jamaica Government International Bond
8.000% 3/15/39	175,000	207,349
8.000% 3/15/39	170,000	201,424
		408,773
Jordan — 1.9%
Jordan Government International Bond
5.850% 7/07/30 (a)	1,000,000	918,476
7.500% 1/13/29 (a)	400,000	398,687
7.750% 1/15/28 (a)	240,000	242,854
		1,560,017
Kenya — 1.4%
Republic of Kenya Government International Bond
7.250% 2/28/28 (a)	800,000	762,038
9.750% 2/16/31 (a)	400,000	409,000
		1,171,038
Malaysia — 0.8%
Malaysia Government Bond
3.828% 7/05/34 MYR (d)	1,573,000	331,175
4.642% 11/07/33 MYR (d)	1,437,000	322,258
		653,433
Mexico — 2.4%
Mexican Bonos 7.750% 5/29/31 (d)	22,613,000	1,249,826
Mexico Government International Bond
6.000% 5/07/36	370,000	370,761

	Principal Amount	Value
6.350% 2/09/35	$380,000	$391,744
		2,012,331
Montenegro — 0.7%
Montenegro Government International Bond 7.250% 3/12/31 (a)	540,000	548,699
Morocco — 1.5%
Morocco Government International Bond
3.000% 12/15/32 (a)	600,000	481,500
4.000% 12/15/50 (a)	800,000	544,480
6.500% 9/08/33 (a)	240,000	247,783
		1,273,763
Nigeria — 0.6%
Nigeria Government International Bond 7.875% 2/16/32 (a)	550,000	497,414
Oman — 3.2%
Oman Government International Bond
4.750% 6/15/26 (a)	350,000	343,594
4.750% 6/15/26 (a)	600,000	588,967
5.625% 1/17/28 (a)	200,000	200,687
6.500% 3/08/47 (a)	390,000	393,767
6.750% 10/28/27 (a)	200,000	207,783
6.750% 10/28/27 (a)	400,000	415,546
6.750% 1/17/48 (a)	300,000	306,690
7.000% 1/25/51 (a)	200,000	210,284
		2,667,318
Pakistan — 0.2%
Pakistan Government International Bond 7.875% 3/31/36 (a)	262,000	200,451
Panama — 3.2%
Panama Government International Bond
2.252% 9/29/32	850,000	606,222
4.500% 1/19/63	360,000	230,247
6.400% 2/14/35	1,550,000	1,462,160
7.875% 3/01/57	200,000	202,102
8.000% 3/01/38	200,000	209,522
		2,710,253
Paraguay — 1.1%
Paraguay Government International Bond
4.950% 4/28/31 (a)	200,000	192,401
5.400% 3/30/50 (a)	600,000	526,821

The accompanying notes are an integral part of the financial statements.
56

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 2/09/36 (a)	$ 200,000	$ 202,938
		922,160
Peru — 0.7%
Peruvian Government International Bond
2.780% 12/01/60	670,000	385,250
3.550% 3/10/51	130,000	93,925
6.150% 8/12/32 PEN (a) (d)	530,000	133,789
		612,964
Philippines — 0.7%
Philippines Government International Bond 2.650% 12/10/45	900,000	596,382
Poland — 0.5%
Republic of Poland Government International Bond
3.875% 2/14/33 EUR (a) (d)	230,000	256,257
5.500% 4/04/53	120,000	119,469
		375,726
Qatar — 1.3%
Qatar Government International Bond
4.400% 4/16/50 (a)	200,000	176,500
4.400% 4/16/50 (a)	200,000	176,500
4.817% 3/14/49 (a)	800,000	748,752
		1,101,752
Republic of Korea — 0.2%
Export-Import Bank of Korea 5.000% 1/11/28	200,000	201,836
Romania — 1.6%
Romania Government International Bond
2.625% 12/02/40 EUR (a) (d)	50,000	36,750
2.875% 4/13/42 EUR (a) (d)	125,000	92,043
4.000% 2/14/51 (a)	160,000	112,960
4.000% 2/14/51 (a)	722,000	509,804
5.500% 9/18/28 EUR (a) (d)	210,000	233,352
6.375% 1/30/34 (a)	372,000	376,814
		1,361,723
Saudi Arabia — 1.1%
Saudi Government International Bond
3.750% 1/21/55 (a)	200,000	144,010
4.750% 1/16/30 (a)	260,000	257,012
4.875% 7/18/33 (a)	200,000	198,637
5.000% 4/17/49 (a)	400,000	363,440
		963,099

	Principal Amount	Value
Senegal — 1.0%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (d)	$ 300,000	$ 290,974
6.250% 5/23/33 (a)	200,000	170,000
6.250% 5/23/33 (a)	430,000	365,500
		826,474
Serbia — 1.9%
Serbia International Bond
2.125% 12/01/30 (a)	1,100,000	870,430
6.250% 5/26/28 (a)	240,000	244,675
6.500% 9/26/33 (a)	450,000	458,672
		1,573,777
South Africa — 1.3%
Republic of South Africa Government International Bond
5.650% 9/27/47	210,000	152,187
5.875% 4/20/32	425,000	382,500
6.250% 3/08/41	400,000	329,488
8.875% 2/28/35 ZAR (d)	4,710,000	198,248
		1,062,423
Sri Lanka — 1.6%
Sri Lanka Government International Bond
6.125% 6/03/25 (a) (e)	200,000	119,004
6.125% 6/03/25 (a)	500,000	297,511
6.825% 7/18/26 (a)	200,000	118,991
6.850% 11/03/25 (a)	1,400,000	832,961
		1,368,467
Suriname — 0.7%
Suriname Government International Bond
7.950% 7/15/33 (a)	401,239	366,652
9.000% VRN 12/31/50 (a) (f)	289,000	209,178
		575,830
Turkey — 3.0%
Turkiye Government International Bond
4.250% 4/14/26	200,000	192,752
4.875% 10/09/26	400,000	386,983
4.875% 4/16/43	450,000	315,036
6.000% 1/14/41	350,000	287,483
7.625% 5/15/34	200,000	200,750
8.600% 9/24/27	275,000	291,156
9.375% 3/14/29	325,000	353,031
9.375% 1/19/33	230,000	255,411

The accompanying notes are an integral part of the financial statements.
57

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.875% 1/15/28	$ 200,000	$ 219,968
		2,502,570
Ukraine — 0.3%
Ukraine Government International Bond 7.375% 9/25/34 (a)	850,000	244,375
Uruguay — 0.4%
Uruguay Government International Bond 5.750% 10/28/34	355,000	374,348
Venezuela — 0.3%
Venezuela Government International Bond
7.750% 10/13/19 (a) (e)	1,000,000	134,405
9.250% 9/15/27 (e)	300,000	52,747
11.750% 10/21/26 (a) (e)	300,000	53,409
12.750% 8/23/22 (a) (e)	255,000	43,337
		283,898
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $62,474,433)		58,973,354
TOTAL BONDS & NOTES (Cost $88,368,365)		81,447,901
TOTAL LONG-TERM INVESTMENTS (Cost $88,368,365)		81,447,901
	Number of Shares
Short-Term Investments — 2.5%
Investment of Cash Collateral from Securities Loaned — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	1,280,598	1,280,598
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	431	431
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600% 4/01/24 (h)	$867,201	867,201
TOTAL REPURCHASE AGREEMENT (Cost $867,201)		867,201
TOTAL SHORT-TERM INVESTMENTS (Cost $2,148,230)		2,148,230

	Principal Amount	Value
TOTAL INVESTMENTS — 99.6% (Cost $90,516,595) (i)		$83,596,131
Other Assets/ (Liabilities) — 0.4%		337,531
NET ASSETS — 100.0%		$83,933,662

Abbreviation Legend

CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
ICE	Inter-Continental Exchange
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $58,447,895 or 69.64% of net assets.

(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,437,005 or 1.71% of net assets. The Fund received $187,649 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is perpetual and has no stated maturity date.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2024, these securities amounted to a value of $3,264,095 or 3.89% of net assets.

(f)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $867,356. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $884,551.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
58

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/05/24	USD	407,152	IDR	6,459,470,000	$(221)
Bank of America N.A.*	4/12/24	USD	504,713	MXN	8,643,207	(14,390)
Bank of America N.A.*	4/16/24	USD	659,196	MYR	3,120,963	(812)
Barclays Bank PLC*	4/02/24	COP	1,011,627,513	USD	260,259	1,465
Barclays Bank PLC*	4/02/24	USD	263,287	COP	1,011,627,513	1,563
Barclays Bank PLC*	4/16/24	USD	259,524	COP	1,011,627,513	(1,526)
BNP Paribas SA*	4/02/24	USD	50,775	COP	202,325,503	(1,570)
BNP Paribas SA*	4/02/24	COP	202,325,503	USD	52,657	(312)
BNP Paribas SA*	4/05/24	USD	412,275	KRW	548,037,000	5,125
BNP Paribas SA*	4/05/24	IDR	15,517,364,477	USD	980,548	(1,930)
BNP Paribas SA*	4/05/24	PEN	481,000	USD	129,428	(126)
BNP Paribas SA*	4/12/24	USD	189,461	MXN	3,249,326	(5,691)
BNP Paribas SA*	4/16/24	USD	980,189	IDR	15,517,364,477	1,888
BNP Paribas SA*	4/16/24	USD	129,405	PEN	481,000	137
BNP Paribas SA*	7/12/24	USD	207,876	ZAR	3,926,542	2,296
Citibank N.A.*	4/05/24	USD	405,625	KRW	545,408,000	428
Citibank N.A.*	4/16/24	KRW	545,408,000	USD	405,858	(414)
Deutsche Bank AG*	4/05/24	USD	442,221	IDR	6,888,318,000	7,802
Goldman Sachs International*	4/02/24	USD	775,849	BRL	3,882,573	1,719
Goldman Sachs International*	4/02/24	BRL	3,882,573	USD	777,105	(2,975)
Goldman Sachs International*	4/05/24	USD	559,661	IDR	8,697,238,477	11,161
HSBC Bank USA*	4/03/24	USD	410,975	TWD	12,762,000	12,138
HSBC Bank USA*	4/05/24	KRW	1,093,445,000	USD	822,155	(9,808)
HSBC Bank USA*	4/05/24	IDR	6,527,662,000	USD	418,199	(6,525)
JP Morgan Chase Bank N.A.*	4/02/24	BRL	3,104,075	USD	621,685	(2,776)
JP Morgan Chase Bank N.A.*	4/02/24	USD	621,287	BRL	3,104,075	2,378
JP Morgan Chase Bank N.A.*	4/16/24	USD	620,747	BRL	3,104,075	2,730
Morgan Stanley & Co. LLC*	4/02/24	COP	608,999,763	USD	158,499	(942)
Morgan Stanley & Co. LLC*	4/02/24	BRL	778,498	USD	156,451	(1,229)
Morgan Stanley & Co. LLC*	4/02/24	USD	153,957	COP	608,999,763	(3,601)
Morgan Stanley & Co. LLC*	4/02/24	USD	155,818	BRL	778,498	596
Morgan Stanley & Co. LLC*	4/05/24	USD	129,590	PEN	481,000	289
Morgan Stanley & Co. LLC*	4/12/24	USD	252,831	MXN	4,354,097	(8,673)
Morgan Stanley & Co. LLC*	4/16/24	USD	3,891,534	EUR	3,595,399	10,641
UBS AG*	4/02/24	USD	50,680	COP	200,302,248	(1,141)
UBS AG*	4/02/24	COP	200,302,248	USD	52,131	(310)
UBS AG*	4/03/24	TWD	12,762,000	USD	401,580	(2,743)
UBS AG*	4/12/24	USD	232,387	MXN	4,018,188	(8,942)
UBS AG*	4/16/24	USD	1,453,104	CNH	10,474,000	10,425
UBS AG*	4/16/24	USD	401,786	TWD	12,762,000	2,253
						$(1,623)

The accompanying notes are an integral part of the financial statements.
59

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	6/18/24	28	$3,559,177	$52,823
Short
Euro-Bund	6/06/24	12	$(1,712,294)	$(14,470)
U.S. Treasury Note 10 Year	6/18/24	1	(110,264)	(533)
				$ (15,003)

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

BRL	Brazilian Real
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.
60

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.0%
Common Stock — 98.5%
Communication Services — 7.4%
Alphabet, Inc. Class A (a)	375,555	$56,682,516
Alphabet, Inc. Class C (a)	188,751	28,739,227
Comcast Corp. Class A	87,048	3,773,530
Electronic Arts, Inc.	31,805	4,219,569
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,322,065) (a) (b) (c) (d)	3,487	2,103,358
Meta Platforms, Inc. Class A	91,763	44,558,278
Netflix, Inc. (a)	35,659	21,656,780
Pinterest, Inc. Class A (a)	126,377	4,381,491
Spotify Technology SA (a)	24,038	6,343,628
T-Mobile US, Inc.	134,700	21,985,735
Verizon Communications, Inc.	613	25,722
Walt Disney Co.	590	72,194
		194,542,028
Consumer Discretionary — 9.4%
Airbnb, Inc. Class A (a)	31,032	5,119,039
Amazon.com, Inc. (a)	588,709	106,191,329
Aptiv PLC (a)	344	27,400
AutoZone, Inc. (a)	1,887	5,947,163
Bath & Body Works, Inc.	126	6,302
Booking Holdings, Inc.	5,494	19,931,573
Burlington Stores, Inc. (a)	79	18,343
Chipotle Mexican Grill, Inc. (a)	2,590	7,528,534
Cie Financiere Richemont SA Registered Class A	29,770	4,554,042
Coupang, Inc. (a)	387,834	6,899,567
Domino’s Pizza, Inc.	52	25,838
Ferrari NV	10,688	4,659,327
Floor & Decor Holdings, Inc. Class A (a)	18,817	2,439,059
General Motors Co.	430	19,500
Hilton Worldwide Holdings, Inc.	41,371	8,824,848
Home Depot, Inc.	26,680	10,234,448
Las Vegas Sands Corp.	96,475	4,987,757
Lowe’s Cos., Inc.	272	69,287
Marriott International, Inc. Class A	73	18,419
McDonald's Corp.	36,949	10,417,770
NIKE, Inc. Class B	52,621	4,945,322
Norwegian Cruise Line Holdings Ltd. (a) (e)	142,653	2,985,727
NVR, Inc. (a)	6	48,600
O'Reilly Automotive, Inc. (a)	4,863	5,489,743
Rivian Automotive, Inc. Class A (a) (e)	329,446	3,607,434

	Number of Shares	Value
Ross Stores, Inc.	20,612	$3,025,017
Royal Caribbean Cruises Ltd. (a)	295	41,008
Service Corp. International	45,017	3,340,712
Starbucks Corp.	276	25,224
Tesla, Inc. (a)	23,258	4,088,524
TJX Cos., Inc.	53,234	5,398,992
Tractor Supply Co.	36,355	9,514,831
Ulta Beauty, Inc. (a)	9,703	5,073,505
Wingstop, Inc.	52	19,053
Wynn Resorts Ltd.	190	19,424
		245,542,661
Consumer Staples — 5.4%
Altria Group, Inc.	148	6,456
Coca-Cola Co.	315,862	19,324,437
Colgate-Palmolive Co.	209,654	18,879,343
Constellation Brands, Inc. Class A	161	43,753
Costco Wholesale Corp.	209	153,120
Dollar General Corp.	55,828	8,712,518
Dollar Tree, Inc. (a)	4,594	611,691
elf Beauty, Inc. (a)	73	14,310
Kenvue, Inc.	1,057,739	22,699,079
Keurig Dr Pepper, Inc.	219,358	6,727,710
Kraft Heinz Co.	426	15,719
Maplebear, Inc. (a)	32,879	1,226,058
Mondelez International, Inc. Class A	241,842	16,928,940
Monster Beverage Corp. (a)	450	26,676
PepsiCo, Inc.	687	120,232
Philip Morris International, Inc.	1,068	97,850
Procter & Gamble Co.	131,693	21,367,189
Sysco Corp.	119	9,660
Target Corp.	31,646	5,607,988
Tyson Foods, Inc. Class A	108	6,343
Walmart, Inc.	320,312	19,273,173
		141,852,245
Energy — 5.8%
Chesapeake Energy Corp. (e)	59,013	5,242,125
Chevron Corp.	23,498	3,706,575
ConocoPhillips	173,361	22,065,388
Diamondback Energy, Inc.	60,200	11,929,834
EOG Resources, Inc.	366	46,789
EQT Corp.	490,747	18,191,991
Exxon Mobil Corp.	97,413	11,323,287
Halliburton Co.	674,743	26,598,369
Hess Corp.	108	16,485
Kinder Morgan, Inc.	164,352	3,014,216
Marathon Petroleum Corp.	324	65,286
Phillips 66	18,940	3,093,660
Pioneer Natural Resources Co.	7,807	2,049,338

The accompanying notes are an integral part of the financial statements.
61

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Range Resources Corp.	346,961	$11,945,867
Schlumberger NV	521,320	28,573,549
Suncor Energy, Inc.	280	10,335
Valero Energy Corp.	105	17,922
Williams Cos., Inc.	80,258	3,127,654
		151,018,670
Financials — 14.7%
Allstate Corp.	87,821	15,193,911
American Express Co.	61,509	14,004,984
American International Group, Inc.	1,060	82,860
Ant Group Balance Owed 2023 (Acquired 8/14/23, Cost $423,859) (a) (b) (c) (d)	423,859	427,504
Apollo Global Management, Inc.	198	22,265
Ares Management Corp. Class A	162	21,543
Bank of America Corp.	664,586	25,201,101
Bank of New York Mellon Corp.	506	29,156
Berkshire Hathaway, Inc. Class B (a)	82,397	34,649,586
BlackRock, Inc.	28	23,344
Blackstone, Inc.	100	13,137
Capital One Financial Corp.	162	24,120
Cboe Global Markets, Inc.	66	12,126
Charles Schwab Corp.	219,281	15,862,788
Chubb Ltd.	36,025	9,335,158
Citigroup, Inc.	161,512	10,214,019
CME Group, Inc.	27,214	5,858,902
Corebridge Financial, Inc.	126,270	3,627,737
Corpay, Inc. (a)	13,280	4,097,411
Discover Financial Services	114	14,944
East West Bancorp, Inc.	28,155	2,227,342
Equitable Holdings, Inc.	578	21,970
Fifth Third Bancorp	1,077	40,075
Fiserv, Inc. (a)	222,461	35,553,717
Global Payments, Inc.	34,761	4,646,155
Goldman Sachs Group, Inc.	33,723	14,085,760
Hartford Financial Services Group, Inc.	18,514	1,907,868
Huntington Bancshares, Inc.	1,653	23,059
Intercontinental Exchange, Inc.	397	54,560
JP Morgan Chase & Co.	216,610	43,386,983
KKR & Co., Inc.	168	16,897
LPL Financial Holdings, Inc.	24,388	6,443,310
M&T Bank Corp.	12	1,745
Marsh & McLennan Cos., Inc.	29,124	5,998,962
Mastercard, Inc. Class A	46,497	22,391,560
MetLife, Inc.	243,821	18,069,574
Moody’s Corp.	41	16,114
Morgan Stanley	582	54,801
MSCI, Inc.	44	24,660

	Number of Shares	Value
PNC Financial Services Group, Inc.	21,717	$3,509,467
Progressive Corp.	67,642	13,989,718
RenaissanceRe Holdings Ltd.	163	38,310
S&P Global, Inc.	177	75,305
Synchrony Financial	200	8,624
Tradeweb Markets, Inc. Class A	138	14,376
Travelers Cos., Inc.	63,742	14,669,584
Truist Financial Corp.	374	14,579
Visa, Inc. Class A	183,615	51,243,274
Voya Financial, Inc.	510	37,699
Wells Fargo & Co.	141,909	8,225,046
Western Alliance Bancorp	125	8,024
		385,515,714
Health Care — 13.6%
Abbott Laboratories	445	50,579
AbbVie, Inc.	35,311	6,430,133
Agilent Technologies, Inc.	45,450	6,613,429
Amgen, Inc.	313	88,992
Argenx SE ADR (a)	11,081	4,362,811
AstraZeneca PLC Sponsored ADR	181,886	12,322,776
Baxter International, Inc.	421	17,994
Becton Dickinson & Co.	204	50,480
Bio-Techne Corp.	290	20,413
Biogen, Inc. (a)	108	23,288
Boston Scientific Corp. (a)	570	39,039
Bristol-Myers Squibb Co.	22,492	1,219,741
Cardinal Health, Inc.	218	24,394
Cencora, Inc.	100,625	24,450,869
Centene Corp. (a)	62	4,866
Charles River Laboratories International, Inc. (a)	30	8,129
Cigna Group	50,103	18,196,909
CVS Health Corp.	191	15,234
Danaher Corp.	54,239	13,544,563
Dexcom, Inc. (a)	225	31,207
Edwards Lifesciences Corp. (a)	499	47,684
Elevance Health, Inc.	67,347	34,922,113
Eli Lilly & Co.	53,084	41,297,229
GE HealthCare Technologies, Inc. (a)	82,099	7,463,620
Gilead Sciences, Inc.	157	11,500
HCA Healthcare, Inc.	23,180	7,731,225
Hologic, Inc. (a)	40,615	3,166,345
Humana, Inc.	26	9,015
ICON PLC (a)	49	16,462
Intuitive Surgical, Inc. (a)	34,954	13,949,792
IQVIA Holdings, Inc. (a)	20	5,058
Johnson & Johnson	117,215	18,542,241
Legend Biotech Corp. ADR (a)	47,445	2,661,190

The accompanying notes are an integral part of the financial statements.
62

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McKesson Corp.	98	$52,611
Medtronic PLC	60,566	5,278,327
Merck & Co., Inc.	160,609	21,192,358
Mettler-Toledo International, Inc. (a)	19	25,295
Moderna, Inc. (a)	38	4,049
Molina Healthcare, Inc. (a)	17,195	7,064,222
Novo Nordisk AS Sponsored ADR	237	30,431
Pfizer, Inc.	1,513	41,986
Regeneron Pharmaceuticals, Inc. (a)	49	47,162
STERIS PLC	19,908	4,475,717
Stryker Corp.	11,372	4,069,698
Teleflex, Inc.	55	12,439
Tenet Healthcare Corp. (a)	67,600	7,105,436
Thermo Fisher Scientific, Inc.	51,229	29,774,807
UnitedHealth Group, Inc.	92,200	45,611,340
Vertex Pharmaceuticals, Inc. (a)	26,558	11,101,510
Viatris, Inc.	2,733	32,632
Zimmer Biomet Holdings, Inc.	391	51,604
Zoetis, Inc.	22,053	3,731,588
		357,042,532
Industrials — 9.1%
3M Co.	95	10,077
Airbus SE	24,134	4,451,662
AMETEK, Inc.	87,957	16,087,335
Boeing Co. (a)	540	104,215
Booz Allen Hamilton Holding Corp.	40,945	6,077,876
Broadridge Financial Solutions, Inc.	26,206	5,368,561
Canadian National Railway Co. (e)	249	32,796
Canadian Pacific Kansas City Ltd. (e)	150	13,226
Carrier Global Corp.	641	37,261
Caterpillar, Inc.	2,331	854,148
Cintas Corp.	4,112	2,825,067
Copart, Inc. (a)	634	36,721
CSX Corp.	649,722	24,085,195
Cummins, Inc.	68,959	20,318,769
Dayforce, Inc. (a)	33,683	2,230,151
Deere & Co.	8,322	3,418,178
Dover Corp.	21,186	3,753,947
Emerson Electric Co.	67	7,599
Equifax, Inc.	24	6,421
Esab Corp.	63	6,966
FedEx Corp.	155	44,910
Ferguson PLC	19,316	4,219,194
General Dynamics Corp.	61,202	17,288,953
General Electric Co.	85,419	14,993,597
Honeywell International, Inc.	57,839	11,871,455

	Number of Shares	Value
Howmet Aerospace, Inc.	481	$32,915
Hubbell, Inc.	40	16,602
Huntington Ingalls Industries, Inc.	49	14,282
IDEX Corp.	46,421	11,327,652
Ingersoll Rand, Inc.	426	40,449
JB Hunt Transport Services, Inc.	64	12,752
Johnson Controls International PLC	237	15,481
L3Harris Technologies, Inc.	38,653	8,236,954
Lockheed Martin Corp.	40	18,195
Nordson Corp.	50	13,727
Norfolk Southern Corp.	25,797	6,574,881
Northrop Grumman Corp.	49	23,454
Old Dominion Freight Line, Inc.	51,036	11,192,705
Otis Worldwide Corp.	82	8,140
Republic Services, Inc.	89	17,038
Rockwell Automation, Inc.	41,324	12,038,921
RTX Corp.	399	38,915
Saia, Inc. (a)	35	20,475
Siemens AG Registered	34,614	6,607,988
SiteOne Landscape Supply, Inc. (a)	19	3,316
Southwest Airlines Co.	445	12,990
Stanley Black & Decker, Inc.	588	57,583
Trane Technologies PLC	46	13,809
TransDigm Group, Inc.	47	57,885
TransUnion	44,960	3,587,808
Uber Technologies, Inc. (a)	115,171	8,867,015
Union Pacific Corp.	44,732	11,000,941
United Airlines Holdings, Inc. (a)	174	8,331
Veralto Corp.	9,568	848,299
Waste Connections, Inc.	248	42,659
Westinghouse Air Brake Technologies Corp.	124,394	18,121,718
WillScot Mobile Mini Holdings Corp. (a)	63	2,930
		237,021,090
Information Technology — 27.8%
Accenture PLC Class A	20,932	7,255,241
Adobe, Inc. (a)	36,966	18,653,044
Advanced Micro Devices, Inc. (a)	43,117	7,782,187
Amphenol Corp. Class A	125,353	14,459,469
Analog Devices, Inc.	70,250	13,894,748
Apple, Inc.	588,188	100,862,478
Applied Materials, Inc.	78,998	16,291,758
Arista Networks, Inc. (a)	108	31,318
ASML Holding NV	13,172	12,783,031
Atlassian Corp. Class A (a)	38,209	7,454,958
Aurora Innovation, Inc. (a)	319,054	899,732
Autodesk, Inc. (a)	27,391	7,133,164
Broadcom, Inc.	198	262,431

The accompanying notes are an integral part of the financial statements.
63

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cadence Design Systems, Inc. (a)	17,110	$5,326,001
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (a) (b) (c) (d)	512	546,130
Celonis SE (Acquired 6/17/21, Cost $435,243) (a) (b) (c) (d)	1,177	262,565
Cisco Systems, Inc.	1,156	57,696
Descartes Systems Group, Inc. (a)	215	19,679
Dynatrace, Inc. (a)	70,130	3,256,837
Entegris, Inc.	413	58,043
Fair Isaac Corp. (a)	22	27,491
First Solar, Inc. (a)	21	3,545
Fortinet, Inc. (a)	175,927	12,017,573
Gen Digital, Inc.	1,755	39,312
Intel Corp.	293,188	12,950,114
International Business Machines Corp.	241	46,021
Intuit, Inc.	19,271	12,526,150
Keysight Technologies, Inc. (a)	37,689	5,893,806
KLA Corp.	13,447	9,393,671
Lam Research Corp.	13,667	13,278,447
Lattice Semiconductor Corp. (a)	122	9,544
Microchip Technology, Inc.	230	20,633
Micron Technology, Inc.	173,225	20,421,495
Microsoft Corp.	430,320	181,044,230
MongoDB, Inc. (a)	3,745	1,343,107
Monolithic Power Systems, Inc.	34	23,032
NVIDIA Corp.	138,295	124,957,830
NXP Semiconductors NV	43,179	10,698,461
Oracle Corp.	359	45,094
Palo Alto Networks, Inc. (a)	63	17,900
Pure Storage, Inc. Class A (a)	543	28,231
QUALCOMM, Inc.	99,539	16,851,953
Roper Technologies, Inc.	11,605	6,508,548
Salesforce, Inc.	54,270	16,345,039
ServiceNow, Inc. (a)	18,502	14,105,925
Shopify, Inc. Class A (a)	91,272	7,043,460
Snowflake, Inc. Class A (a)	11,316	1,828,666
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (b) (c) (d)	18,846	489,996
Synopsys, Inc. (a)	8,071	4,612,577
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	2,770,802
TE Connectivity Ltd.	93,538	13,585,459
Teledyne Technologies, Inc. (a)	19,797	8,499,248
Texas Instruments, Inc.	81,150	14,137,141
Tyler Technologies, Inc. (a)	20	8,500
Western Digital Corp. (a)	419	28,593
Workday, Inc. Class A (a)	64	17,456

	Number of Shares	Value
Zebra Technologies Corp. Class A (a)	62	$18,689
Zscaler, Inc. (a)	56	10,787
		728,939,036
Materials — 2.5%
Agnico Eagle Mines Ltd.	198	11,811
Avery Dennison Corp.	82	18,307
Ball Corp.	390	26,270
CF Industries Holdings, Inc.	294	24,464
Franco-Nevada Corp.	28,919	3,445,988
Freeport-McMoRan, Inc.	194,206	9,131,566
International Paper Co.	89,322	3,485,344
Linde PLC	46,881	21,767,786
Martin Marietta Materials, Inc.	12,758	7,832,647
Mosaic Co.	90,594	2,940,681
Nutrien Ltd.	40,240	2,185,434
Packaging Corp. of America	55	10,438
RPM International, Inc.	94	11,181
Sherwin-Williams Co.	133	46,195
Southern Copper Corp.	83,085	8,850,214
Steel Dynamics, Inc.	224	33,204
Vulcan Materials Co.	107	29,202
West Fraser Timber Co. Ltd.	268	23,163
Westrock Co.	306	15,132
Wheaton Precious Metals Corp.	88,051	4,149,844
		64,038,871
Real Estate — 1.1%
American Homes 4 Rent Class A	235	8,643
American Tower Corp.	242	47,817
AvalonBay Communities, Inc.	81	15,031
Camden Property Trust	33	3,247
CBRE Group, Inc. Class A (a)	100	9,724
CoStar Group, Inc. (a)	167	16,132
CubeSmart	188	8,501
Equinix, Inc.	55	45,393
Equity LifeStyle Properties, Inc.	71,264	4,589,402
Essex Property Trust, Inc.	94	23,012
Extra Space Storage, Inc.	25	3,675
Kimco Realty Corp.	442	8,668
Prologis, Inc.	23,783	3,097,022
Public Storage	46,404	13,459,944
Regency Centers Corp.	58	3,513
Rexford Industrial Realty, Inc.	591	29,727
Simon Property Group, Inc.	88	13,771
Sun Communities, Inc.	82	10,544
Welltower, Inc.	346	32,330
Weyerhaeuser Co.	205,520	7,380,223
		28,806,319

The accompanying notes are an integral part of the financial statements.
64

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.7%
Ameren Corp.	108,373	$8,015,267
CenterPoint Energy, Inc.	1,343	38,262
CMS Energy Corp.	132	7,965
Constellation Energy Corp.	112,157	20,732,221
Dominion Energy, Inc.	1,693	83,279
FirstEnergy Corp.	1,011	39,045
NextEra Energy, Inc.	158,627	10,137,851
NiSource, Inc.	174	4,813
PG&E Corp.	4,100	68,716
PPL Corp.	126	3,469
Southern Co.	13,754	986,712
Xcel Energy, Inc.	92,994	4,998,427
		45,116,027
TOTAL COMMON STOCK (Cost $1,992,933,710)		2,579,435,193
Preferred Stock — 0.5%
Consumer Discretionary — 0.2%
Dr Ing hc F Porsche AG 1.094% (f)	39,393	3,921,318
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (b) (c) (d)	50,500	294,920
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851) (a) (b) (c) (d)	37,186	217,166
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $1,236,023) (a) (b) (c) (d)	94,681	387,245
Nuro, Inc., Series D (Acquired 10/29/21, Cost $487,977) (a) (b) (c) (d)	23,409	95,743
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (b) (c) (d)	18,286	415,458
Waymo LLC., Series A-2 (Acquired 5/08/20, Cost $748,934) (a) (b) (c) (d)	8,722	538,147
		5,869,997
Health Care — 0.2%
Sartorius AG 0.434%	13,515	5,375,016
Industrials — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (b) (c) (d)	18,438	373,923
Information Technology — 0.0%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (a) (b) (c) (d)	29	30,933

	Number of Shares	Value
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (a) (b) (c) (d)	8	$8,533
Celonis SE, Series D (Acquired 6/17/21-10/04/22, Cost $1,306,468) (a) (b) (c) (d)	3,533	788,142
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (a) (b) (c) (d)	6,038	290,186
		1,117,794
Materials — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $1,059,705) (a) (b) (c) (d)	22,355	1,067,135
Redwood Materials, Inc., Series D (Acquired 6/17/22, Cost $50,373) (a) (b) (c) (d)	1,241	59,240
		1,126,375
TOTAL PREFERRED STOCK (Cost $18,449,155)		13,863,105
TOTAL EQUITIES (Cost $2,011,382,865)		2,593,298,298
TOTAL LONG-TERM INVESTMENTS (Cost $2,011,382,865)		2,593,298,298
Short-Term Investments — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	13,320	13,320
Mutual Fund — 0.8%
T. Rowe Price Government Reserve Investment Fund	19,498,016	19,498,016

The accompanying notes are an integral part of the financial statements.
65

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (h)	$ 991,132	$991,132
TOTAL SHORT-TERM INVESTMENTS (Cost $20,502,468)		20,502,468
TOTAL INVESTMENTS — 99.9% (Cost $2,031,885,333) (i)		2,613,800,766
Other Assets/ (Liabilities) — 0.1%		3,920,991
NET ASSETS — 100.0%		$2,617,721,757

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $8,396,324 or 0.32% of net assets.

(d)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $8,396,324 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $6,585,633 or 0.25% of net assets. The Fund received $6,825,698 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $3,921,318 or 0.15% of net assets.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $991,308. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,010,988.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
66

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.6%
U.S. Treasury Obligations — 98.6%
U.S. Treasury Bonds & Notes — 98.6%
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	$3,989,311	$3,890,466
0.125% 10/15/25	35,259,190	34,220,802
0.125% 4/15/26 (a)	15,030,006	14,394,298
0.125% 10/15/26	21,769,889	20,767,191
0.125% 4/15/27	42,167,131	39,729,775
0.375% 1/15/27	3,533,677	3,370,413
0.375% 7/15/27	2,080,144	1,979,254
0.625% 1/15/26	14,999,563	14,568,108
1.250% 4/15/28	48,357,395	46,974,431
1.625% 10/15/27	18,644,014	18,464,243
1.750% 1/15/34	2,721,967	2,687,106
2.375% 10/15/28	30,807,241	31,520,944
		232,567,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $235,144,430)		232,567,031
TOTAL BONDS & NOTES (Cost $235,144,430)		232,567,031
TOTAL LONG-TERM INVESTMENTS (Cost $235,144,430)		232,567,031

	Number of Shares	Value
Short-Term Investments — 1.1%
Mutual Fund — 0.7%
T. Rowe Price Government Reserve Investment Fund	1,666,975	$1,666,975
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (b)	$836,196	836,196
TOTAL SHORT-TERM INVESTMENTS (Cost $2,503,171)		2,503,171
TOTAL INVESTMENTS — 99.7% (Cost $237,647,601) (c)		235,070,202
Other Assets/(Liabilities) — 0.3%		682,438
NET ASSETS — 100.0%		$235,752,640

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(b)
Maturity value of $836,345. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $852,993.

(c)	See Note 6 for aggregate cost for federal tax purposes.
Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	4/26/24	111.00	107	USD	11,855,266	$(63,531)	$(53,310)	$(10,221)
U.S. Treasury Note 10 Year Future	4/26/24	112.00	170	USD	18,835,469	(45,156)	(42,233)	(2,923)
						$(108,687)	$(95,543)	$(13,144)

The accompanying notes are an integral part of the financial statements.
67

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	6/18/24	36	$3,962,341	$ 26,347
Short
U.S. Treasury Ultra 10 Year	6/18/24	27	$(3,074,566)	$(19,888)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.960%	Maturity	U.S. Consumer Price Index	Maturity	8/02/24	USD	1,376,000	$100,188	$ —	$ 100,188
Fixed 2.953%	Maturity	U.S. Consumer Price Index	Maturity	8/03/24	USD	3,133,000	228,071	—	228,071
							$328,259	$—	$328,259

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
68

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 94.8%
Common Stock — 94.2%
Australia — 8.5%
Bellevue Gold Ltd. (a) (b)	475,791	$591,099
BHP Group Ltd.	402,190	11,614,919
BlueScope Steel Ltd.	19,569	304,500
Capricorn Metals Ltd. (b)	263,430	891,879
Champion Iron Ltd. (a)	97,094	469,536
Emerald Resources NL (b)	761,046	1,467,998
Glencore PLC	995,328	5,475,747
Goodman Group	93,829	2,067,623
Northern Star Resources Ltd.	314,951	3,006,216
Red 5 Ltd. (b)	1,809,026	451,138
Rio Tinto Ltd. (a)	10,053	799,231
Rio Tinto PLC	65,264	4,141,366
Scentre Group	797,608	1,767,051
South32 Ltd.	370,824	728,128
		33,776,431
Austria — 0.2%
OMV AG	18,199	862,237
Bahrain — 0.1%
Aluminium Bahrain BSC	150,759	491,880
Belgium — 0.5%
Shurgard Self Storage Ltd.	25,288	1,128,464
Warehouses De Pauw CVA	26,295	749,976
		1,878,440
Bosnia and Herzegowina — 0.2%
Adriatic Metals PLC CDI (b)	243,758	628,335
Brazil — 2.1%
ERO Copper Corp. (a) (b)	109,051	2,102,847
Vale SA Sponsored ADR	169,588	2,067,278
Wheaton Precious Metals Corp. (a)	86,237	4,061,807
		8,231,932
Burkina Faso — 0.0%
Endeavour Mining PLC (a)	3,449	70,072
Canada — 10.2%
Agnico Eagle Mines Ltd.	29,179	1,739,905
Agnico Eagle Mines Ltd.	11,236	670,227
Alamos Gold, Inc. Class A (AGI CN)	103,755	1,529,650
Alamos Gold, Inc. Class A (AGI US)	43,825	646,419
Aya Gold & Silver, Inc. (b)	57,665	496,382
Barrick Gold Corp.	62,886	1,046,423
Boardwalk Real Estate Investment Trust	12,628	727,913
Cameco Corp.	34,808	1,507,883
Canadian Apartment Properties REIT	15,933	546,842

	Number of Shares	Value
Canadian National Railway Co.	6,688	$880,690
Canadian Natural Resources Ltd.	37,725	2,877,800
Canadian Pacific Kansas City Ltd. (a)	9,975	879,496
Capstone Copper Corp. (b)	99,663	634,229
Enbridge, Inc.	68,517	2,478,945
Filo Corp. (b)	30,963	540,604
Foran Mining Corp. (a) (b)	91,940	282,360
Franco-Nevada Corp.	41,775	4,977,657
G Mining Ventures Corp. (b)	359,221	501,220
Granite Real Estate Investment Trust	8,553	488,156
Ivanhoe Mines Ltd. Class A (a) (b)	297,237	3,546,085
Karora Resources, Inc. (b)	288,662	1,082,576
Kinross Gold Corp.	77,559	475,437
Lundin Gold, Inc.	58,202	818,106
NGEx Minerals Ltd. (a) (b)	77,849	502,882
Osisko Gold Royalties Ltd. (a)	77,741	1,275,835
Osisko Mining, Inc. (b)	372,958	765,437
Skeena Resources Ltd. (b)	90,108	414,435
Snowline Gold Corp. (b)	72,154	321,205
StorageVault Canada, Inc.	137,158	522,487
Suncor Energy, Inc.	56,879	2,099,133
Teck Resources Ltd. Class B	64,701	2,962,012
Wesdome Gold Mines Ltd. (b)	191,418	1,425,867
West Fraser Timber Co. Ltd. (a)	11,465	989,957
		40,654,255
China — 0.3%
Aluminum Corp. of China Ltd. Class H	326,000	207,338
China Hongqiao Group Ltd.	198,500	223,551
Zijin Mining Group Co. Ltd. Class H	322,000	646,388
		1,077,277
Egypt — 0.1%
Centamin PLC	396,369	565,431
France — 1.5%
Air Liquide SA	7,788	1,623,027
Gecina SA	8,542	871,982
TotalEnergies SE (a)	53,540	3,681,410
		6,176,419
Germany — 0.5%
BASF SE	8,823	503,843
LEG Immobilien SE (b)	18,532	1,590,803
		2,094,646
Ghana — 0.2%
Kosmos Energy Ltd. (b)	133,940	798,282
Hong Kong — 0.6%
Kerry Properties Ltd.	165,000	302,315
Sun Hung Kai Properties Ltd.	150,000	1,445,389

The accompanying notes are an integral part of the financial statements.
69

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wharf Real Estate Investment Co. Ltd.	264,000	$859,926
		2,607,630
India — 0.4%
Hindalco Industries Ltd.	57,965	390,636
JSW Steel Ltd.	27,494	275,267
Nexus Select Trust	288,924	443,577
Tata Steel Ltd.	363,190	680,421
		1,789,901
Japan — 3.2%
ARE Holdings, Inc. (a)	7,500	95,191
Comforia Residential REIT, Inc.	356	768,992
Industrial & Infrastructure Fund Investment Corp.	100	90,838
Invincible Investment Corp.	2,766	1,243,087
JFE Holdings, Inc.	31,100	514,393
Katitas Co. Ltd. (a)	30,800	401,434
Kyoritsu Maintenance Co. Ltd.	14,400	329,659
Mitsubishi Estate Co. Ltd.	76,600	1,393,413
Mitsui Fudosan Co. Ltd.	300,900	3,242,138
Mitsui Fudosan Logistics Park, Inc.	307	923,644
Nippon Steel Corp. (a)	88,300	2,123,079
Shin-Etsu Chemical Co. Ltd.	37,000	1,623,409
Tokyu REIT, Inc.	28	29,805
		12,779,082
Kazakhstan — 0.2%
NAC Kazatomprom JSC GDR (c)	20,092	812,421
Luxembourg — 0.3%
ArcelorMittal SA	42,594	1,170,166
Mexico — 0.8%
Grupo Mexico SAB de CV Series B	167,751	995,410
Industrias Penoles SAB de CV (a) (b)	39,295	557,648
Southern Copper Corp. (a)	16,990	1,809,775
		3,362,833
Netherlands — 0.9%
Shell PLC	107,191	3,556,441
Norway — 0.7%
Equinor ASA	41,486	1,113,126
Norsk Hydro ASA	154,327	851,025
Seadrill Ltd. (b)	13,756	691,927
		2,656,078
Portugal — 0.3%
Galp Energia SGPS SA	64,036	1,059,986

	Number of Shares	Value
Republic of Korea — 0.2%
LG Chem Ltd.	1,502	$491,109
Lotte Chemical Corp.	3,388	301,590
		792,699
Russia — 0.0%
Alrosa PJSC (b) (d) (e)	688,100	—
MMC Norlisk Nickel PJSC (b) (d) (e)	2,654	—
Polyus PJSC (b) (d) (e)	2,282	—
		—
Singapore — 0.6%
CapitaLand Integrated Commercial Trust	865,000	1,271,334
Digital Core REIT Management Pte. Ltd.	460,700	276,499
Mapletree Industrial Trust	415,500	721,311
		2,269,144
South Africa — 1.8%
Anglo American Platinum Ltd. (a)	28,125	1,140,246
Anglo American PLC	108,523	2,681,635
Gold Fields Ltd.	76,665	1,219,173
Impala Platinum Holdings Ltd. (a)	188,521	781,831
Northam Platinum Holdings Ltd.	158,244	943,524
Sibanye Stillwater Ltd.	535,492	617,706
		7,384,115
Spain — 0.1%
Cellnex Telecom SA (c)	13,625	481,767
Sweden — 0.7%
Boliden AB	39,088	1,082,908
Sandvik AB	37,494	831,920
SSAB AB Class A	82,602	609,126
SSAB AB Class B	33,170	244,264
		2,768,218
United Kingdom — 2.4%
Anglogold Ashanti PLC	13,518	303,263
Big Yellow Group PLC	45,703	613,286
BP PLC Sponsored ADR	70,288	2,648,452
Derwent London PLC	31,256	855,257
InterContinental Hotels Group PLC	5,786	601,874
Persimmon PLC	49,941	828,625
Segro PLC	121,965	1,389,304
TechnipFMC PLC	67,569	1,696,658
UNITE Group PLC	40,614	501,706
Yellow Cake PLC (b) (c)	23,231	176,375
		9,614,800
United States — 55.7%
Acadia Realty Trust	124,232	2,113,186
Alcoa Corp.	14,910	503,809

The accompanying notes are an integral part of the financial statements.
70

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alexandria Real Estate Equities, Inc.	10,771	$1,388,490
Ameren Corp.	4,893	361,886
American Homes 4 Rent Class A	108,343	3,984,856
American Tower Corp.	33,618	6,642,581
Apple Hospitality REIT, Inc.	105,553	1,728,958
Atlas Energy Solutions, Inc. (a)	16,528	373,863
AvalonBay Communities, Inc.	27,116	5,031,645
Baker Hughes Co.	36,213	1,213,136
Ball Corp.	13,702	922,967
Camden Property Trust	16,486	1,622,222
CBRE Group, Inc. Class A (b)	6,597	641,492
CenterPoint Energy, Inc.	11,909	339,287
CF Industries Holdings, Inc.	14,757	1,227,930
Chesapeake Energy Corp. (a)	11,789	1,047,217
Chevron Corp.	18,371	2,897,842
Cleveland-Cliffs, Inc. (b)	27,476	624,804
Commercial Metals Co.	8,951	526,050
ConocoPhillips	40,962	5,213,643
Crown Castle, Inc.	15,663	1,657,615
CSX Corp.	22,606	838,004
CubeSmart	61,763	2,792,923
Diamondback Energy, Inc.	12,408	2,458,893
Dominion Energy, Inc.	8,619	423,969
Douglas Emmett, Inc.	53,963	748,467
EastGroup Properties, Inc.	12,721	2,286,854
EOG Resources, Inc.	20,943	2,677,353
EQT Corp.	37,597	1,393,721
Equinix, Inc.	12,679	10,464,359
Equity LifeStyle Properties, Inc.	56,881	3,663,136
Equity Residential	70,545	4,452,095
Essex Property Trust, Inc.	19,638	4,807,579
Expro Group Holdings NV (b)	6,465	129,106
Extra Space Storage, Inc.	8,944	1,314,768
Exxon Mobil Corp.	53,749	6,247,784
Federal Realty Investment Trust	2,808	286,753
FirstEnergy Corp.	11,952	461,586
Freeport-McMoRan, Inc.	182,213	8,567,655
Gaming & Leisure Properties, Inc.	42,559	1,960,693
Halliburton Co.	45,977	1,812,413
HB Fuller Co.	7,462	595,020
Healthcare Realty Trust, Inc.	72,412	1,024,630
Hess Corp.	19,803	3,022,730
Hilton Worldwide Holdings, Inc.	8,089	1,725,465
Host Hotels & Resorts, Inc.	53,164	1,099,432
Hubbell, Inc.	1,550	643,328
Huntsman Corp.	23,777	618,915
International Flavors & Fragrances, Inc.	8,292	713,029
Ivanhoe Electric, Inc. (b)	93,921	920,426

	Number of Shares	Value
Kilroy Realty Corp.	43,164	$1,572,465
Kimco Realty Corp.	41,514	814,090
Kinder Morgan, Inc.	30,308	555,849
Linde PLC	8,906	4,135,234
Louisiana-Pacific Corp.	10,248	859,910
Marathon Petroleum Corp.	14,124	2,845,986
Marriott International, Inc. Class A	2,238	564,670
Mosaic Co.	19,177	622,485
MP Materials Corp. (a) (b)	18,146	259,488
Newmont Corp. (NEM AU)	35,637	1,262,162
Newmont Corp. (NEM US)	54,087	1,938,478
NextEra Energy, Inc.	15,155	968,556
Noble Corp. PLC	18,822	912,679
Norfolk Southern Corp.	5,042	1,285,055
Nucor Corp.	28,365	5,613,433
Packaging Corp. of America	5,141	975,659
Pebblebrook Hotel Trust	38,981	600,697
PG&E Corp.	27,222	456,241
Phillips 66	5,891	962,236
Pioneer Natural Resources Co.	9,095	2,387,438
Prologis, Inc.	94,981	12,368,426
Public Storage	23,526	6,823,952
Quanta Services, Inc.	2,235	580,653
Range Resources Corp.	30,922	1,064,644
Rayonier, Inc.	30,360	1,009,166
Regency Centers Corp.	77,268	4,679,350
Reliance, Inc.	9,561	3,195,095
Rexford Industrial Realty, Inc.	84,871	4,269,011
Royal Gold, Inc.	9,038	1,100,919
RPM International, Inc.	6,840	813,618
SBA Communications Corp.	11,157	2,417,722
Schlumberger NV	53,373	2,925,374
Schneider Electric SE	2,494	563,974
Sherwin-Williams Co.	4,755	1,651,554
Simon Property Group, Inc.	44,559	6,973,038
SL Green Realty Corp.	8,149	449,254
Southern Co.	8,668	621,842
Southwestern Energy Co. (b)	155,526	1,178,887
Steel Dynamics, Inc.	31,888	4,726,758
Sun Communities, Inc.	19,646	2,526,083
Targa Resources Corp.	13,664	1,530,231
Tenaris SA ADR	17,664	693,665
Terreno Realty Corp.	53,360	3,543,104
Union Pacific Corp.	3,232	794,846
Valero Energy Corp.	12,938	2,208,387
Ventas, Inc.	73,017	3,179,160
Vulcan Materials Co.	3,678	1,003,800
Warrior Met Coal, Inc.	9,413	571,369
Welltower, Inc.	67,221	6,281,130

The accompanying notes are an integral part of the financial statements.
71

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	58,101	$2,086,407
Williams Cos., Inc.	63,951	2,492,170
		222,130,965
Vietnam — 0.7%
Hoa Phat Group JSC (b)	2,140,100	2,637,320
Zambia — 0.2%
First Quantum Minerals Ltd.	67,486	725,404
TOTAL COMMON STOCK (Cost $355,253,452)		375,904,607
Preferred Stock — 0.6%
United States — 0.6%
Jetti Holdings, Inc., Series C, (Acquired 5/24/21-6/30/21, Cost $130,426) (b) (d) (e) (f)	2,253	299,406
KoBold Metals, Inc., Series B-1, (Acquired 1/10/22, Cost $670,800) (b) (d) (e) (f)	24,472	1,795,266
Lilac Solutions, Inc., Series B, (Acquired 9/08/21, Cost $329,342) (b) (d) (e) (f)	25,087	338,389
		2,433,061
TOTAL PREFERRED STOCK (Cost $1,130,568)		2,433,061
TOTAL EQUITIES (Cost $356,384,020)		378,337,668
Mutual Funds — 0.1%
Canada — 0.1%
Sprott Physical Uranium Trust (b)	9,100	188,443
TOTAL MUTUAL FUNDS (Cost $211,292)		188,443
EXCHANGE-TRADED FUNDS— 1.4%
United States — 1.4%
Global X Copper Miners ETF	25,489	1,081,498
iShares U.S. Home Construction ETF (a)	4,320	500,127
SPDR S&P Homebuilders ETF (a)	17,556	1,959,074
SPDR S&P Oil & Gas Exploration & Production ETF (a)	6,641	1,028,890
VanEck Oil Services ETF (a)	2,720	915,741
		5,485,330
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,139,268)		5,485,330
TOTAL PURCHASED OPTIONS (#) — 0.0%
(Cost $124,600)		50,633

	Number of Shares	Value
TOTAL LONG-TERM INVESTMENTS (Cost $360,859,180)		$ 384,062,074
Short-Term Investments — 7.0%
Investment of Cash Collateral from Securities Loaned — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	15,096,324	15,096,324
Mutual Fund — 2.4%
T. Rowe Price Government Reserve Investment Fund	9,340,302	9,340,302
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (h)	$ 907,738	907,738
U.S. Treasury Bill — 0.6%
U.S. Treasury Bills
5.354% 6/06/24 (i) (j)	30,000	29,713
5.369% 6/06/24 (i) (j)	60,000	59,426
5.372% 5/09/24 (i) (j)	280,000	278,443
5.373% 5/09/24 (i) (j)	440,000	437,553
5.375% 5/09/24 (i) (j)	70,000	69,611
5.375% 5/09/24 (i) (j)	80,000	79,555
5.477% 5/09/24 (i) (j)	1,612,000	1,603,034
		2,557,335
TOTAL SHORT-TERM INVESTMENTS (Cost $27,901,747)		27,901,699
TOTAL INVESTMENTS — 103.3% (Cost $388,760,927) (k)		411,963,773
Other Assets/(Liabilities) — (3.3)%		(13,013,547)
NET ASSETS — 100.0%		$ 398,950,226

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
72

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $27,742,462 or 6.95% of net assets. The Fund received $13,757,934 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $1,470,563 or 0.37% of net assets.

(d)	Investment is valued using significant unobservable inputs.
(e)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $2,433,061 or 0.61% of net assets.

(f)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $2,433,061 or 0.61% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $907,900. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $925,977.

(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Real Estate	36.7%
Materials	35.5%
Energy	18.6%
Industrials	1.9%
Exchange-Traded Funds	1.4%
Consumer Discretionary	1.0%
Utilities	0.9%
Communication Services	0.2%
Mutual Funds	0.1%
Purchased Options	0.0%
Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%
Net Assets	100.0%

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	Goldman Sachs International*	5/17/24	4,745.00	32	USD	15,184,000	$ 23,667	$ 56,800	$ (33,133)
S&P 500 Index	UBS AG*	5/17/24	4,990.00	15	USD	7,485,000	26,966	67,800	(40,834)
							$50,633	$124,600	$(73,967)

The accompanying notes are an integral part of the financial statements.
73

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/15/24	USD	2,608,798	SEK	26,616,000	$121,061
Barclays Bank PLC*	4/15/24	CLP	956,731,800	USD	970,533	5,574
Barclays Bank PLC*	4/15/24	GBP	5,468,700	USD	6,992,597	(89,827)
Barclays Bank PLC*	4/18/24	USD	649,158	IDR	10,311,876,000	(920)
Barclays Bank PLC*	5/15/24	IDR	10,311,876,000	USD	648,648	943
BNP Paribas SA*	4/15/24	CLP	1,116,187,100	USD	1,154,457	(15,666)
Citibank N.A.*	4/18/24	USD	3,663,493	ILS	13,160,000	82,220
Deutsche Bank AG*	4/15/24	EUR	2,370,000	USD	2,592,590	(34,503)
Goldman Sachs International*	4/02/24	USD	3,380,520	BRL	16,907,500	9,403
Goldman Sachs International*	4/02/24	BRL	16,907,500	USD	3,384,072	(12,955)
Goldman Sachs International*	4/15/24	MXN	58,936,150	USD	3,489,665	48,339
Goldman Sachs International*	4/18/24	INR	229,710,921	USD	2,767,902	(14,755)
JP Morgan Chase Bank N.A.*	4/15/24	PLN	13,810,000	USD	3,502,427	(45,306)
Morgan Stanley & Co. LLC*	4/02/24	BRL	16,907,500	USD	3,393,104	(21,987)
Morgan Stanley & Co. LLC*	4/02/24	USD	3,384,072	BRL	16,907,500	12,955
Morgan Stanley & Co. LLC*	4/18/24	IDR	10,311,876,000	USD	655,034	(4,956)
State Street Bank and Trust*	4/03/24	EUR	78,257	USD	84,497	(70)
State Street Bank and Trust*	4/03/24	GBP	109,423	USD	138,224	(115)
UBS AG*	4/15/24	NOK	26,688,000	USD	2,562,409	(103,394)
UBS AG*	4/15/24	CLP	1,116,187,100	USD	1,151,634	(12,843)
UBS AG*	4/15/24	USD	2,499,101	CHF	2,182,700	75,647
Wells Fargo Bank N.A.*	4/15/24	JPY	746,587,699	USD	5,103,816	(162,153)
Wells Fargo Bank N.A.*	4/15/24	AUD	5,044,000	USD	3,337,262	(49,230)
						$(212,538)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
OMX Stockholm 30 Index	4/19/24	115	$2,650,047	$ 62,187
KOSPI 200 Index	6/13/24	54	3,619,928	160,072
Topix Index	6/13/24	7	1,251,751	29,132
Nasdaq 100 E Mini Index	6/21/24	8	2,938,905	17,095
S&P 500 E Mini Index	6/21/24	15	3,905,315	76,060
Xae Energy	6/21/24	31	2,889,737	211,503
				$556,049
Short
Canada 10 Year Bond	6/19/24	141	$(12,509,757)	$(16,868)
E-Mini S&P 500 Real Estate Index	6/21/24	25	(1,229,414)	8,789
Euro Stoxx 50 Index	6/21/24	53	(2,804,507)	(80,176)
Mini MSCI Emerging Market Index	6/21/24	73	(3,840,646)	11,796
				$(76,459)

The accompanying notes are an integral part of the financial statements.
74

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)
Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.366%	Semi-Annually	2/09/34	AUD	2,008,000	$ 16,676	$ —	$ 16,676
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.343%	Semi-Annually	2/09/34	AUD	2,008,000	14,193	—	14,193
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.370%	Semi-Annually	2/09/34	AUD	5,021,000	42,619	—	42,619
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.375%	Semi-Annually	2/09/34	AUD	2,008,000	17,578	—	17,578
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.341%	Semi-Annually	2/09/34	AUD	2,035,000	14,195	—	14,195
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.370%	Semi-Annually	2/12/34	AUD	2,024,000	17,156	—	17,156
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.381%	Semi-Annually	2/12/34	AUD	2,259,000	20,470	—	20,470
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.368%	Semi-Annually	2/12/34	AUD	2,025,000	16,895	—	16,895

							$159,782	$—	$159,782

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/Reference	No. of Contracts/ Notional	Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
SPDR S&P Retail ETF+30BP	13,355	Monthly	1 Day-SOFR +30BP	USD 1,009,772	Monthly	Goldman Sachs International*	1/18/26	$ (45,140)	$ —	$ (45,140)

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel

INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
75

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 96.1%
Common Stock — 95.0%
Communication Services — 2.5%
Advantage Solutions, Inc. (a)	71,050	$ 307,647
Boston Omaha Corp. Class A (a)	4,673	72,245
ESC GCI Liberty Inc (a) (b) (c)	29,586	—
Frontier Communications Parent, Inc. (a)	27,499	673,726
Liberty Media Corp-Liberty Formula One Class C (a)	29,258	1,919,325
Liberty Media Corp-Liberty Live Class C (a)	21,725	951,989
Match Group, Inc. (a)	38,035	1,379,910
New York Times Co. Class A	45,951	1,986,000
News Corp. Class A	142,847	3,739,734
News Corp. Class B	17,729	479,747
Reddit, Inc. (a) (d)	7,814	385,386
Sphere Entertainment Co (a)	11,354	557,254
Spotify Technology SA (a)	16,800	4,433,520
Trade Desk, Inc. Class A (a)	55,400	4,843,068
Vimeo, Inc. (a)	83,922	343,241
		22,072,792
Consumer Discretionary — 9.9%
Abercrombie & Fitch Co. Class A (a)	1,551	194,387
Advance Auto Parts, Inc.	38,394	3,266,945
Asbury Automotive Group, Inc. (a)	1,917	451,990
Bath & Body Works, Inc.	97,315	4,867,696
Birkenstock Holding PLC (a)	11,865	560,621
BJ's Restaurants, Inc. (a)	22,768	823,746
Bright Horizons Family Solutions, Inc. (a)	38,552	4,370,255
Burlington Stores, Inc. (a)	27,982	6,497,141
Caesars Entertainment, Inc. (a)	30,334	1,326,809
Caleres, Inc.	28,648	1,175,427
Carvana Co. (a)	5,604	492,648
Cava Group, Inc. (a)	37,397	2,619,660
Chewy, Inc. Class A (a)	2,008	31,947
Chipotle Mexican Grill, Inc. (a)	100	290,677
Chuy’s Holdings, Inc. (a)	10,192	343,776
Compass Group PLC	52,676	1,543,779
Domino’s Pizza, Inc.	8,852	4,398,382
Dorman Products, Inc. (a)	7,663	738,637
Duolingo, Inc. (a)	2,857	630,197
Dutch Bros, Inc. Class A (a)	28,111	927,663
Etsy, Inc. (a)	5,175	355,626
Figs, Inc. Class A (a)	69,926	348,232
Five Below, Inc. (a)	22,130	4,013,939

	Number of Shares	Value
Floor & Decor Holdings, Inc. Class A (a)	17,235	$ 2,234,001
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $10,553) (a) (b) (c) (e)	10,553	4,960
General Motors Co.	54,591	2,475,702
Group 1 Automotive, Inc.	1,841	537,995
Hilton Worldwide Holdings, Inc.	20,500	4,372,855
Installed Building Products, Inc.	2,458	635,958
Jack in the Box, Inc.	2,746	188,046
Kohl’s Corp.	12,129	353,560
LCI Industries	3,834	471,812
Lululemon Athletica, Inc. (a)	1,250	488,313
Marriott Vacations Worldwide Corp.	5,665	610,290
Meritage Home Corp.	9,970	1,749,336
Modine Manufacturing Co. (a)	4,977	473,761
Moncler SpA	13,728	1,024,239
Monro, Inc.	33,690	1,062,583
Norwegian Cruise Line Holdings Ltd. (a) (d)	83,328	1,744,055
Ollie's Bargain Outlet Holdings, Inc. (a)	9,796	779,468
On Holding AG, Class A (a) (d)	697	24,660
Oxford Industries, Inc.	1,459	163,992
Papa John’s International, Inc.	23,770	1,583,082
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (b) (c) (e)	58,048	23,219
Peloton Interactive, Inc. Class A (a) (d)	38,463	164,814
Pool Corp.	399	160,997
Puma SE	32,956	1,493,872
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (b) (c) (e)	39,882	12,363
Ralph Lauren Corp.	12,930	2,427,737
Red Rock Resorts, Inc. Class A	9,770	584,441
Restoration Hardware, Inc. (a)	2,558	890,849
Rivian Automotive, Inc. Class A (a) (d)	112,149	1,228,032
Ross Stores, Inc.	20,500	3,008,580
Savers Value Village, Inc. (a) (d)	18,561	357,856
Shake Shack, Inc. Class A (a)	5,200	540,956
Skechers USA, Inc. Class A (a)	8,506	521,078
Skyline Champion Corp. (a)	15,807	1,343,753
Smith Douglas Homes Corp. (a)	4,382	130,145
Steven Madden Ltd.	17,301	731,486
Strategic Education, Inc.	23,365	2,432,764

The accompanying notes are an integral part of the financial statements.
76

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Strattec Security Corp. (a)	2,801	$66,468
Taylor Morrison Home Corp. (a)	4,631	287,909
Tractor Supply Co.	2,364	618,706
Ulta Beauty, Inc. (a)	3,810	1,992,173
United Parks & Resorts, Inc. (a)	995	55,929
Urban Outfitters, Inc. (a)	7,432	322,697
Visteon Corp. (a)	2,053	241,453
Warby Parker, Inc. Class A (a)	31,122	423,570
Wingstop, Inc.	5,793	2,122,555
Wyndham Hotels & Resorts, Inc.	10,761	825,907
Yum! Brands, Inc.	22,676	3,144,027
		87,403,184
Consumer Staples — 3.3%
BellRing Brands, Inc. (a)	35,589	2,100,819
Boston Beer Co., Inc. Class A (a)	4,764	1,450,257
Casey’s General Stores, Inc.	6,900	2,197,305
Coca-Cola Consolidated, Inc.	154	130,347
Constellation Brands, Inc. Class A	6,459	1,755,298
Dollar General Corp.	15,759	2,459,350
Dollar Tree, Inc. (a)	19,777	2,633,308
elf Beauty, Inc. (a)	3,272	641,410
Farmer’s Business Network, Inc. (Acquired 7/31/20, Cost $48,230) (a) (b) (c) (e)	1,459	7,616
Flowers Foods, Inc.	92,684	2,201,245
Inter Parfums, Inc.	2,842	399,329
Kenvue, Inc.	115,487	2,478,351
McCormick & Co., Inc.	7,600	583,756
Monster Beverage Corp. (a)	16,369	970,354
Nomad Foods Ltd.	27,573	539,328
Post Holdings, Inc. (a)	13,985	1,486,326
Reynolds Consumer Products, Inc.	29,700	848,232
Simply Good Foods Co. (a)	15,980	543,799
Sysco Corp.	18,621	1,511,653
TreeHouse Foods, Inc. (a)	29,222	1,138,197
Tyson Foods, Inc. Class A	43,485	2,553,874
Utz Brands, Inc.	40,871	753,661
		29,383,815
Energy — 6.3%
Advantage Energy Ltd. (a)	41,660	303,865
Antero Resources Corp. (a)	24,000	696,000
Baker Hughes Co.	53,131	1,779,888
Cactus, Inc. Class A	19,394	971,445
Cameco Corp.	29,790	1,290,503
ChampionX Corp.	56,989	2,045,335
Cheniere Energy, Inc.	17,800	2,870,784
Chesapeake Energy Corp. (d)	43,758	3,887,023

	Number of Shares	Value
Coterra Energy, Inc.	43,300	$1,207,204
Diamondback Energy, Inc.	8,305	1,645,802
DT Midstream, Inc. (a)	9,458	577,884
Enerflex Ltd. (d)	91,271	530,963
EQT Corp.	53,100	1,968,417
Expro Group Holdings NV (a)	111,622	2,229,091
Gulfport Energy Corp. (a)	412	65,969
International Seaways, Inc.	704	37,453
Kimbell Royalty Partners LP	17,393	269,939
Kinder Morgan, Inc.	27,099	496,996
Liberty Energy, Inc.	50,219	1,040,538
Magnolia Oil & Gas Corp. Class A	66,598	1,728,218
Matador Resources Co.	39,993	2,670,333
Noble Corp. PLC	17,280	837,907
Permian Resources Corp.	45,310	800,175
Range Resources Corp.	93,201	3,208,910
Ranger Energy Services, Inc.	5,465	61,700
SEACOR Marine Holdings, Inc. (a)	13,156	183,395
SM Energy Co.	22,354	1,114,347
Southwestern Energy Co. (a)	287,323	2,177,908
Suncor Energy, Inc.	54,715	2,019,531
TechnipFMC PLC	385,108	9,670,062
Tidewater, Inc. (a)	35,701	3,284,492
Viper Energy, Inc.	11,000	423,060
Weatherford International PLC (a)	33,698	3,889,423
		55,984,560
Financials — 12.9%
Allstate Corp.	10,543	1,824,044
Apollo Global Management, Inc.	15,959	1,794,590
Assetmark Financial Holdings, Inc. (a)	9,903	350,665
Assurant, Inc.	29,806	5,610,681
Axis Capital Holdings Ltd.	24,429	1,588,374
Banc of California, Inc.	6,309	95,960
BankUnited, Inc.	30,047	841,316
Blue Foundry Bancorp (a)	20,556	192,404
BRP Group, Inc. Class A (a)	4,896	141,690
Cadence Bank	35,904	1,041,216
Capitol Federal Financial, Inc.	53,307	317,710
Cathay General Bancorp	7,870	297,722
Cboe Global Markets, Inc.	13,593	2,497,442
Coastal Financial Corp. (a)	6,649	258,447
Columbia Banking System, Inc.	83,398	1,613,751
Columbia Financial, Inc. (a)	12,050	207,380
Corebridge Financial, Inc.	66,571	1,912,585
Corpay, Inc. (a)	19,742	6,091,197

The accompanying notes are an integral part of the financial statements.
77

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CRB Group, Inc. (Acquired 4/14/22, Cost $73,283) (a) (b) (c) (e)	697	$50,888
CrossFirst Bankshares, Inc. (a)	46,475	643,214
Dime Community Bancshares, Inc.	13,944	268,561
Dogwood State Bank, (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (b) (c) (e)	5,369	94,226
Dogwood State Bank, (Voting) (Acquired 5/06/19, Cost $26,370) (a) (b) (c) (e)	2,637	46,279
East West Bancorp, Inc.	28,599	2,262,467
Eastern Bankshares, Inc.	87,271	1,202,594
Encore Capital Group, Inc. (a)	8,436	384,766
Equity Bancshares, Inc. Class A	10,468	359,785
Farmers & Merchants Bank of Long Beach/Long Beach CA	17	81,600
FB Financial Corp.	33,532	1,262,815
Fifth Third Bancorp	104,352	3,882,938
First American Financial Corp.	18,357	1,120,695
First Bancshares, Inc.	17,229	447,093
Five Star Bancorp	13,628	306,630
FS Bancorp, Inc.	7,917	274,799
Global Payments, Inc.	15,897	2,124,793
Goosehead Insurance, Inc. Class A (a)	4,652	309,916
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (b) (c) (e)	8,339	25,017
Hamilton Lane, Inc. Class A	2,214	249,651
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	35,795	1,016,578
Hanover Insurance Group, Inc.	16,609	2,261,648
HarborOne Bancorp, Inc.	44,493	474,295
Helix Acquisition Corp. II (a)	3,237	33,503
Heritage Commerce Corp.	5,886	50,502
Home BancShares, Inc.	55,608	1,366,289
Houlihan Lokey, Inc.	9,937	1,273,824
Intercontinental Exchange, Inc.	20,400	2,803,572
Jackson Financial, Inc. Class A	20,948	1,385,501
James River Group Holdings Ltd.	25,420	236,406
John Marshall Bancorp, Inc.	13,481	241,580
Kearny Financial Corp.	48,462	312,095
Kemper Corp.	10,891	674,371
KKR & Co., Inc.	29,300	2,946,994
Live Oak Bancshares, Inc.	47,167	1,957,902
Markel Group, Inc. (a)	550	836,814
MarketAxess Holdings, Inc.	5,675	1,244,244

	Number of Shares	Value
Metropolitan Bank Holding Corp. (a)	4,773	$ 183,761
Morningstar, Inc.	5,412	1,668,898
National Bank Holdings Corp. Class A	21,014	757,975
NerdWallet, Inc. Class A (a)	19,422	285,503
OneMain Holdings, Inc.	36,106	1,844,656
Onex Corp. (d)	6,559	491,338
Open Lending Corp. Class A (a)	92,786	580,840
Origin Bancorp, Inc.	26,130	816,301
Oscar Health, Inc. Class A (a)	65,175	969,152
OTC Markets Group, Inc. Class A	4,941	272,990
P10, Inc. Class A	29,946	252,145
Pacific Premier Bancorp, Inc.	27,233	653,592
Palomar Holdings, Inc. (a)	1,373	115,099
PennyMac Financial Services, Inc.	35,995	3,278,785
PennyMac Mortgage Investment Trust	45,239	664,109
Pinnacle Financial Partners, Inc.	29,049	2,494,728
Ponce Financial Group, Inc. (a)	21,067	187,496
Popular, Inc.	52,305	4,607,547
PRA Group, Inc. (a)	21,733	566,797
Preferred Bank	7,996	613,853
Primerica, Inc.	1,056	267,126
ProAssurance Corp.	30,264	389,195
Prosperity Bancshares, Inc.	15,884	1,044,850
Provident Bancorp, Inc. (a)	11,997	109,173
Radian Group, Inc.	2,825	94,553
Raymond James Financial, Inc.	14,250	1,829,985
RenaissanceRe Holdings Ltd.	8,082	1,899,512
RLI Corp.	4,147	615,705
Root, Inc. Class A (a)	468	28,585
Ryan Specialty Holdings, Inc.	15,083	837,106
Sandy Spring Bancorp, Inc.	5,785	134,096
Selective Insurance Group, Inc.	18,460	2,015,278
Southern First Bancshares, Inc. (a)	5,100	161,976
SouthState Corp.	27,169	2,310,180
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (b) (c) (e)	487	7,037
StepStone Group, Inc. Class A	25,573	913,979
Stifel Financial Corp.	5,400	422,118
Synovus Financial Corp.	3,390	135,803
Texas Capital Bancshares, Inc. (a)	20,721	1,275,378
TMX Group Ltd.	22,356	589,701
Toast, Inc., Class A (a)	100,261	2,498,504

The accompanying notes are an integral part of the financial statements.
78

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Towne Bank	28,270	$ 793,256
Tradeweb Markets, Inc. Class A	15,900	1,656,303
Upstart Holdings, Inc. (a)	1	27
Veritex Holdings, Inc.	15,858	324,930
Virtus Investment Partners, Inc.	1,082	268,314
Voya Financial, Inc.	4,352	321,700
Walker & Dunlop, Inc.	8,828	892,158
Webster Financial Corp.	57,923	2,940,751
Western Alliance Bancorp	58,719	3,769,173
Western Union Co.	117,240	1,639,015
White Mountains Insurance Group Ltd.	452	811,024
WSFS Financial Corp.	17,965	810,940
		114,305,015
Health Care — 15.8%
10X Genomics, Inc. Class A (a)	16,955	636,321
Acadia Healthcare Co., Inc. (a)	31,800	2,519,196
ACADIA Pharmaceuticals, Inc. (a)	7,165	132,481
ACELYRIN, Inc. (a) (d)	17,394	117,410
Agilent Technologies, Inc.	38,000	5,529,380
Agios Pharmaceuticals, Inc. (a)	9,941	290,675
Akero Therapeutics, Inc. (a)	17,630	445,334
Alcon, Inc.	23,600	1,965,644
Alignment Healthcare, Inc. (a)	68,132	337,935
Alkermes PLC (a)	41,547	1,124,677
Alnylam Pharmaceuticals, Inc. (a)	16,356	2,444,404
Alpine Immune Sciences, Inc. (a)	5,820	230,705
Apellis Pharmaceuticals, Inc. (a)	23,813	1,399,728
Arcellx, Inc. (a)	8,423	585,820
Argenx SE ADR (a)	10,849	4,271,468
Arrowhead Pharmaceuticals, Inc. (a)	13,295	380,237
Arvinas, Inc. (a)	7,672	316,700
Ascendis Pharma AS ADR (a)	16,232	2,453,791
Atrion Corp.	1,042	483,019
Autolus Therapeutics PLC ADR (a)	9,351	59,659
Avanos Medical, Inc. (a)	13,759	273,942
Avantor, Inc. (a)	153,400	3,922,438
Avidity Biosciences, Inc. (a)	16,873	430,599
Azenta, Inc. (a)	2,368	142,743
Baxter International, Inc.	63,792	2,726,470
BeiGene Ltd. ADR (a)	699	109,317
Bio-Techne Corp.	9,413	662,581
Biogen, Inc. (a)	8,900	1,919,107
Biohaven Ltd. (a)	9,431	515,781

	Number of Shares	Value
Black Diamond Therapeutics, Inc. (a)	46,370	$ 235,096
Blueprint Medicines Corp. (a)	15,709	1,490,156
Bridgebio Pharma, Inc. (a)	11,364	351,375
Bruker Corp.	56,254	5,284,501
C4 Therapeutics, Inc. (a) (d)	6,196	50,621
Cabaletta Bio, Inc. (a)	16,757	285,874
Capsule, Corp. (Acquired 4/07/21, Cost $72,342) (a) (b) (c) (e)	4,992	7,039
Cargo Therapeutics, Inc. (a)	2,279	50,867
Catalent, Inc. (a)	56,105	3,167,127
Celldex Therapeutics, Inc. (a)	3,112	130,611
Centene Corp. (a)	17,502	1,373,557
Centessa Pharmaceuticals PLC ADR (a)	3,637	41,098
Certara, Inc. (a)	24,301	434,502
CG oncology, Inc. (a)	5,930	260,327
Charles River Laboratories International, Inc. (a)	6,622	1,794,231
The Cooper Cos., Inc.	26,000	2,637,960
Crinetics Pharmaceuticals, Inc. (a)	26,275	1,229,933
CRISPR Therapeutics AG (a) (d)	12,159	828,757
Cytokinetics, Inc. (a)	35,122	2,462,403
Day One Biopharmaceuticals, Inc. (a)	6,075	100,359
Denali Therapeutics, Inc. (a)	4,954	101,656
DENTSPLY SIRONA, Inc.	83,991	2,787,661
Disc Medicine, Inc. (a)	1,894	117,920
Dyne Therapeutics, Inc. (a)	2,102	59,676
Elanco Animal Health, Inc. (a)	159,280	2,593,078
Enovis Corp. (a)	24,533	1,532,086
Ensign Group, Inc.	8,470	1,053,837
Entrada Therapeutics, Inc. (a)	7,443	105,467
Eurofins Scientific SE	12,466	793,868
Exact Sciences Corp. (a)	10,900	752,754
EyePoint Pharmaceuticals, Inc. (a)	16,077	332,312
Generation Bio Co. (a)	21,909	89,170
Ginkgo Bioworks, Inc., Earnout Shares 15.00 (Acquired 9/17/21, Cost $0) (a) (b) (c) (e)	874	263
Ginkgo Bioworks, Inc., Earnout Shares 17.50 (Acquired 9/17/21, Cost $0) (a) (b) (c) (e)	874	232
Ginkgo Bioworks, Inc., Earnout Shares 20.00 (Acquired 9/17/21, Cost $0) (a) (b) (c) (e)	874	207
Grifols SA (a)	16,562	110,634

The accompanying notes are an integral part of the financial statements.
79

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gyroscope Therapeutics, Milestone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (b) (c) (e)	31,900	$ —
Gyroscope Therapeutics, Milestone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (b) (c) (e)	21,260	—
Gyroscope Therapeutics, Milestone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (b) (c) (e)	21,260	—
Haemonetics Corp. (a)	7,160	611,106
HilleVax, Inc. (a)	21,494	357,445
Hologic, Inc. (a)	82,300	6,416,108
ICON PLC (a)	3,765	1,264,852
Ideaya Biosciences, Inc. (a)	7,410	325,151
IGM Biosciences, Inc. (a) (d)	7,918	76,409
Immatics NV (a)	46,545	489,188
Immunocore Holdings PLC ADR (a)	7,547	490,555
Immunome, Inc. (a)	12,767	315,090
Immunovant, Inc. (a)	3,307	106,849
Innovage Holding Corp. (a)	40,750	180,930
Insmed, Inc. (a)	43,033	1,167,485
Intellia Therapeutics, Inc. (a)	3,531	97,138
Intra-Cellular Therapies, Inc. (a)	1,551	107,329
Ionis Pharmaceuticals, Inc. (a)	64,333	2,788,836
Iovance Biotherapeutics, Inc. (a)	10,778	159,730
Keros Therapeutics, Inc. (a)	3,945	261,159
Kymera Therapeutics, Inc. (a)	12,667	509,213
Kyverna Therapeutics, Inc. (a)	1,280	31,795
Lantheus Holdings, Inc. (a)	5,962	371,075
Legend Biotech Corp. ADR (a)	1,548	86,827
Longboard Pharmaceuticals, Inc. (a)	3,529	76,226
MacroGenics, Inc. (a)	25,222	371,268
Madrigal Pharmaceuticals, Inc. (a)	1,093	291,875
Masimo Corp. (a)	9,076	1,332,811
Merus NV (a)	5,734	258,202
Mettler-Toledo International, Inc. (a)	990	1,317,977
Mirum Pharmaceuticals, Inc. (a)	3,282	82,444
Molina Healthcare, Inc. (a)	12,082	4,963,648
Monte Rosa Therapeutics, Inc. (a) (d)	11,162	78,692
MoonLake Immunotherapeutics (a) (d)	10,875	546,251
Morphic Holding, Inc. (a)	4,408	155,162
Multiplan Corp. (a)	83,329	67,597
Neogen Corp. (a)	37,245	587,726
NeoGenomics, Inc. (a)	52,189	820,411

	Number of Shares	Value
Neumora Therapeutics, Inc. (a) (d)	25,837	$ 355,259
Neurocrine Biosciences, Inc. (a)	1,042	143,713
Nkarta, Inc. (a)	6,579	71,119
Nurix Therapeutics, Inc. (a)	5,116	75,205
Nuvalent, Inc., Class A (a)	1,961	147,252
Pacific Biosciences of California, Inc. (a)	63,859	239,471
Pennant Group, Inc. (a)	19,785	388,380
Penumbra, Inc. (a)	4,125	920,618
Phreesia, Inc. (a)	13,786	329,899
Pliant Therapeutics, Inc. (a)	8,469	126,188
Praxis Precision Medicines, Inc. (a)	564	34,415
Prime Medicine, Inc. (a)	28,854	201,978
Privia Health Group, Inc. (a)	42,149	825,699
PROCEPT BioRobotics Corp. (a)	18,982	938,090
Prothena Corp. PLC (a)	8,073	199,968
Quidelortho Corp. (a)	46,957	2,251,119
Radnet, Inc. (a)	3,981	193,715
RAPT Therapeutics, Inc. (a)	6,879	61,773
Relay Therapeutics, Inc. (a)	11,780	97,774
Repligen Corp. (a)	11,931	2,194,350
Replimune Group, Inc. (a)	12,936	105,687
Revolution Medicines, Inc. (a)	7,443	239,888
Rocket Pharmaceuticals, Inc. (a)	4,179	112,582
RxSight, Inc. (a)	4,608	237,681
Sana Biotechnology, Inc. (a)	37,689	376,890
Sarepta Therapeutics, Inc. (a)	6,786	878,516
Sartorius Stedim Biotech	1,055	300,645
Scholar Rock Holding Corp. (a)	17,011	302,115
Select Medical Holdings Corp.	187,233	5,645,075
Sotera Health Co. (a)	39,199	470,780
SpringWorks Therapeutics, Inc. (a)	6,069	298,716
Stevanato Group SpA (d)	6,168	197,993
Structure Therapeutics, Inc. ADR (a)	12,300	527,178
Syndax Pharmaceuticals, Inc. (a)	15,991	380,586
Tango Therapeutics, Inc. (a)	30,979	245,973
Teleflex, Inc.	24,336	5,504,073
Tenaya Therapeutics, Inc. (a)	9,185	48,038
Ultragenyx Pharmaceutical, Inc. (a)	4,422	206,463
US Physical Therapy, Inc.	5,161	582,522
Vaxcyte, Inc. (a)	25,032	1,709,936
Veeva Systems, Inc. Class A (a)	26,673	6,179,867
Vera Therapeutics, Inc. (a)	4,390	189,297
Verve Therapeutics, Inc. (a)	31,872	423,260

The accompanying notes are an integral part of the financial statements.
80

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Viatris, Inc.	130,135	$ 1,553,812
West Pharmaceutical Services, Inc.	8,195	3,242,843
Xencor, Inc. (a)	6,275	138,866
Xenon Pharmaceuticals, Inc. (a)	9,717	418,317
Zentalis Pharmaceuticals, Inc. (a)	28,308	446,134
Zimmer Biomet Holdings, Inc.	18,320	2,417,874
		139,416,929
Industrials — 17.9%
AAON, Inc.	10,909	961,083
Alamo Group, Inc.	2,860	653,024
Allegiant Travel Co.	4,705	353,863
API Group Corp. (a)	51,957	2,040,351
Arcosa, Inc.	8,042	690,486
Armstrong World Industries, Inc.	12,308	1,528,900
ASGN, Inc. (a)	6,574	688,692
Ashtead Group PLC	19,307	1,372,363
Atmus Filtration Technologies, Inc. (a)	5,839	188,308
ATS Corp. (a)	4,188	141,219
AZZ, Inc.	19,567	1,512,725
Beacon Roofing Supply, Inc. (a)	24,206	2,372,672
Bombas LLC. (Acquired 2/12/21, Cost $183,470) (a) (b) (c) (e)	41,514	129,524
Booz Allen Hamilton Holding Corp.	20,857	3,096,013
Brady Corp. Class A	12,914	765,542
Broadridge Financial Solutions, Inc.	9,900	2,028,114
BWX Technologies, Inc.	15,410	1,581,374
Cadre Holdings, Inc.	7,823	283,193
Carrier Global Corp.	1,965	114,226
Casella Waste Systems, Inc. Class A (a)	13,653	1,349,872
Conduent, Inc. (a)	60,589	204,791
Crane Co.	7,311	987,935
CSW Industrials, Inc.	5,250	1,231,650
Dayforce, Inc. (a)	45,506	3,012,952
Douglas Dynamics, Inc.	2,773	66,885
Enerpac Tool Group Corp.	18,888	673,546
Enpro, Inc.	6,220	1,049,749
Equifax, Inc.	14,200	3,798,784
Esab Corp.	73,693	8,148,235
ESCO Technologies, Inc.	8,982	961,523
Federal Signal Corp.	16,710	1,418,178
Ferguson PLC	4,900	1,070,307
Fortive Corp.	34,100	2,933,282
FTI Consulting, Inc. (a)	2,629	552,852
GMS, Inc. (a)	4,700	457,498

	Number of Shares	Value
Graco, Inc.	8,463	$ 790,952
Helios Technologies, Inc.	7,802	348,671
Herc Holdings, Inc.	3,140	528,462
Hexcel Corp.	3,110	226,564
Howmet Aerospace, Inc.	4,600	314,778
Hubbell, Inc.	4,083	1,694,649
Huntington Ingalls Industries, Inc.	6,779	1,975,875
Hydrofarm Holdings Group, Inc. (a)	6,021	6,503
IDEX Corp.	18,169	4,433,599
Ingersoll Rand, Inc.	87,574	8,315,151
JB Hunt Transport Services, Inc.	29,680	5,913,740
John Bean Technologies Corp.	10,116	1,061,067
L3Harris Technologies, Inc.	10,722	2,284,858
Landstar System, Inc.	8,451	1,629,015
Legalzoom.com Inc. (a)	27,654	368,904
Leidos Holdings, Inc.	843	110,509
Leonardo DRS, Inc. (a)	39,661	876,112
Matson, Inc.	2,822	317,193
Middleby Corp. (a)	11,778	1,893,785
Moog, Inc. Class A	4,317	689,209
MSA Safety, Inc.	3,832	741,837
MSC Industrial Direct Co., Inc. Class A	7,316	709,945
Mueller Water Products, Inc. Class A	43,381	698,000
MYR Group, Inc. (a)	784	138,572
Norfolk Southern Corp.	8,247	2,101,913
NV5 Global, Inc. (a)	3,312	324,609
Old Dominion Freight Line, Inc.	9,004	1,974,667
Parsons Corp. (a)	28,903	2,397,504
Paycor HCM, Inc. (a)	57,838	1,124,371
Paylocity Holding Corp. (a)	31,690	5,446,243
Quanta Services, Inc.	3,100	805,380
RBC Bearings, Inc. (a)	13,419	3,627,827
Rentokil Initial PLC	200,334	1,195,533
Rolls-Royce Holdings PLC (a)	382,547	2,057,269
Rush Enterprises, Inc. Class A	19,053	1,019,717
Saia, Inc. (a)	7,230	4,229,550
Shoals Technologies Group, Inc. Class A (a)	18,600	207,948
Shyft Group, Inc.	9,604	119,282
SiteOne Landscape Supply, Inc. (a)	19,171	3,346,298
Southwest Airlines Co.	99,853	2,914,709
Spirax-Sarco Engineering PLC	3,220	409,309
Spirit AeroSystems Holdings, Inc. Class A (a)	65,357	2,357,427
SPX Technologies, Inc. (a)	15,263	1,879,333

The accompanying notes are an integral part of the financial statements.
81

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SS&C Technologies Holdings, Inc.	29,292	$1,885,526
Stanley Black & Decker, Inc.	51,199	5,013,918
Stericycle, Inc. (a)	16,940	893,585
Sun Country Airlines Holdings, Inc. (a)	11,655	175,874
Tetra Tech, Inc.	4,824	891,041
Textron, Inc.	76,429	7,331,834
Thermon Group Holdings, Inc. (a)	35,217	1,152,300
Toro Co.	21,045	1,928,353
Trane Technologies PLC	5,285	1,586,557
Transcat, Inc. (a)	1,210	134,830
TransUnion	19,800	1,580,040
UFP Industries, Inc.	8,522	1,048,291
UniFirst Corp.	826	143,253
United Rentals, Inc.	2,660	1,918,153
Valmont Industries, Inc.	1,327	302,928
Veralto Corp.	15,100	1,338,766
Verisk Analytics, Inc.	5,300	1,249,369
Verra Mobility Corp. (a)	76,400	1,907,708
VSE Corp.	11,120	889,600
Waste Connections, Inc.	5,200	894,452
WillScot Mobile Mini Holdings Corp. (a)	55,524	2,581,866
Xometry, Inc. Class A (a) (d)	7,866	132,857
Zurn Elkay Water Solutions Corp. Class C	41,754	1,397,506
		158,405,157
Information Technology — 15.0%
Agilysys, Inc. (a)	4,958	417,761
Allegro MicroSystems, Inc. (a)	21,459	578,535
Altair Engineering, Inc. Class A (a)	9,854	848,922
Amphenol Corp. Class A	20,500	2,364,675
Amplitude, Inc. Class A (a)	58,989	641,800
Apiture, Inc. (Acquired 7/01/20-6/30/22, Cost $97,636) (a) (b) (c) (e)	6,130	102,923
Appfolio, Inc. Class A (a)	1,400	345,436
Astera Labs, Inc. (a)	2,677	198,607
Atlassian Corp. Class A (a)	8,648	1,687,311
Aurora Innovation, Inc. (a)	33,129	93,424
Bill Holdings, Inc. (a)	25,070	1,722,810
Braze, Inc. Class A (a)	4,088	181,098
CCC Intelligent Solutions Holdings, Inc. (a)	198,119	2,369,503
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (b) (c) (e)	15,444	66,718

	Number of Shares	Value
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (b) (c) (e)	256	$ 2,483
Cognex Corp.	28,200	1,196,244
Confluent, Inc. Class A (a)	16,422	501,199
Corning, Inc.	124,006	4,087,238
Crowdstrike Holdings, Inc. Class A (a)	12,962	4,155,488
CTS Corp.	12,657	592,221
Databricks, Inc. (Acquired 7/24/20-8/28/20, Cost $24,732) (a) (b) (c) (e)	1,545	113,558
Datadog, Inc. Class A (a)	8,369	1,034,408
Descartes Systems Group, Inc. (a)	25,901	2,370,719
Diodes, Inc. (a)	3,942	277,911
DocuSign, Inc. (a)	28,699	1,709,025
DoubleVerify Holdings, Inc. (a)	41,540	1,460,546
Dynatrace, Inc. (a)	5,086	236,194
Endava PLC Sponsored ADR (a)	17,842	678,710
Enfusion, Inc. Class A (a)	7,101	65,684
Entegris, Inc.	34,861	4,899,365
Envestnet, Inc. (a)	13,009	753,351
Fair Isaac Corp. (a)	2,300	2,874,103
Fortinet, Inc. (a)	28,841	1,970,129
Globant SA (a)	10,102	2,039,594
GoDaddy, Inc. Class A (a)	16,196	1,922,141
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (b) (c) (e)	15,332	235,806
HubSpot, Inc. (a)	4,349	2,724,909
Insight Enterprises, Inc. (a)	3,971	736,700
Intapp, Inc. (a)	26,326	902,982
JFrog Ltd. (a)	5,039	222,825
Keysight Technologies, Inc. (a)	19,500	3,049,410
Knowles Corp. (a)	15,758	253,704
Lattice Semiconductor Corp. (a)	60,342	4,720,555
Littelfuse, Inc.	7,324	1,774,971
MACOM Technology Solutions Holdings, Inc. (a)	23,118	2,211,006
Manhattan Associates, Inc. (a)	2,289	572,776
Marvell Technology, Inc.	95,555	6,772,938
Microchip Technology, Inc.	80,000	7,176,800
Mirion Technologies, Inc. (a)	146,012	1,660,156
MKS Instruments, Inc.	48,793	6,489,469
Model N, Inc. (a)	8,100	230,607
Monday.com Ltd. (a)	9,821	2,218,269
MongoDB, Inc. (a)	3,715	1,332,348
Monolithic Power Systems, Inc.	2,164	1,465,937
Napco Security Technologies, Inc.	12,464	500,554

The accompanying notes are an integral part of the financial statements.
82

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
nCino, Inc. (a)	9,938	$ 371,482
Novanta, Inc. (a)	8,892	1,554,055
Nutanix, Inc. Class A (a)	335	20,676
NXP Semiconductors NV	5,100	1,263,627
Onto Innovation, Inc. (a)	13,623	2,466,853
PAR Technology Corp. (a) (d)	44,046	1,997,927
Power Integrations, Inc.	9,466	677,292
Procore Technologies, Inc. (a)	28,199	2,317,112
PTC, Inc. (a)	20,148	3,806,763
Pure Storage, Inc. Class A (a)	40,018	2,080,536
Roper Technologies, Inc.	6,083	3,411,590
Samsara, Inc. Class A (a)	41,178	1,556,117
ServiceTitan, Inc. (Acquired 11/09/18-5/04/21, Cost $28,780) (a) (b) (c) (e)	618	45,058
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (b) (c) (e)	3,870	24,188
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (b) (c) (e)	2,657	13,046
TE Connectivity Ltd.	16,962	2,463,561
Teledyne Technologies, Inc. (a)	9,461	4,061,796
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (b) (c) (e)	4,820	94,327
Tyler Technologies, Inc. (a)	5,000	2,125,050
Varonis Systems, Inc. (a)	6,900	325,473
Viavi Solutions, Inc. (a)	45,742	415,795
Vishay Intertechnology, Inc.	17,516	397,263
Vontier Corp.	25,007	1,134,318
Western Digital Corp. (a)	101,488	6,925,541
Workiva, Inc. (a)	13,417	1,137,762
Zebra Technologies Corp. Class A (a)	8,237	2,482,961
		132,982,725
Materials — 4.7%
Alpha Metallurgical Resources, Inc.	284	94,052
Avery Dennison Corp.	15,100	3,371,075
Ball Corp.	103,420	6,966,371
Carpenter Technology Corp.	5,235	373,884
Clearwater Paper Corp. (a)	4,367	190,969
Constellium SE (a)	109,691	2,425,268
Element Solutions, Inc.	118,706	2,965,276
ERO Copper Corp. (ERO CN) (a) (d)	32,580	628,245
ERO Copper Corp. (ERO US) (a)	7,080	136,502
First Quantum Minerals Ltd.	15,367	165,179

	Number of Shares	Value
FMC Corp.	30,504	$ 1,943,105
Franco-Nevada Corp.	15,427	1,838,188
Freeport-McMoRan, Inc.	34,389	1,616,971
Hawkins, Inc.	2,381	182,861
HB Fuller Co.	7,522	599,804
Hudbay Minerals, Inc.	10,866	76,062
Louisiana-Pacific Corp.	283	23,746
Martin Marietta Materials, Inc.	6,131	3,764,066
Orion SA	22,502	529,247
Osisko Gold Royalties Ltd.	10,001	164,130
Pactiv Evergreen, Inc.	8,858	126,847
Perimeter Solutions SA (a)	5,617	41,678
Quaker Chemical Corp.	4,247	871,697
Reliance, Inc.	5,530	1,848,015
Royal Gold, Inc.	4,501	548,267
RPM International, Inc.	9,100	1,082,445
Scotts Miracle-Gro Co.	23,062	1,720,195
Sealed Air Corp.	55,598	2,068,246
Summit Materials, Inc. Class A (a)	74,984	3,342,037
Vulcan Materials Co.	2,482	677,387
West Fraser Timber Co. Ltd. (WFG (CN) (d)	9,043	780,827
West Fraser Timber Co. Ltd. (WFG US)	697	60,242
		41,222,884
Real Estate — 4.1%
American Assets Trust, Inc.	10,713	234,722
Apartment Investment & Management Co. Class A (a)	168,524	1,380,212
Apple Hospitality REIT, Inc.	44,799	733,808
Colliers International Group, Inc.	7,641	933,959
CoStar Group, Inc. (a)	13,653	1,318,880
CubeSmart	41,088	1,857,999
DigitalBridge Group, Inc.	59,539	1,147,317
Douglas Emmett, Inc.	27,423	380,357
EastGroup Properties, Inc.	13,982	2,513,544
Empire State Realty Trust, Inc. Class A	2,686	27,209
Equity Residential	28,385	1,791,377
Essential Properties Realty Trust, Inc.	34,090	908,839
FirstService Corp.	12,583	2,086,261
Flagship Communities REIT	10,329	177,865
Healthcare Realty Trust, Inc.	29,600	418,840
Highwoods Properties, Inc.	19,094	499,881
Independence Realty Trust, Inc.	95,440	1,539,447
Innovative Industrial Properties, Inc.	927	95,982
Kilroy Realty Corp.	12,450	453,554

The accompanying notes are an integral part of the financial statements.
83

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Macerich Co.	26,157	$ 450,685
NETSTREIT Corp.	35,947	660,346
Opendoor Technologies, Inc. (a)	65,713	199,110
Pebblebrook Hotel Trust	48,809	752,147
PotlatchDeltic Corp.	8,475	398,495
Rayonier, Inc.	47,276	1,571,454
Regency Centers Corp.	28,146	1,704,522
Rexford Industrial Realty, Inc.	64,685	3,253,655
Safehold, Inc.	19,525	402,215
Saul Centers, Inc.	13,853	533,202
Simon Property Group, Inc.	4,443	695,285
St. Joe Co.	10,034	581,671
Sun Communities, Inc.	13,286	1,708,314
Terreno Realty Corp.	30,864	2,049,370
UMH Properties, Inc.	26,975	438,074
Vornado Realty Trust	45,370	1,305,295
Weyerhaeuser Co.	39,371	1,413,813
		36,617,706
Utilities — 2.6%
Ameren Corp.	32,923	2,434,985
Artesian Resources Corp. Class A	5,554	206,109
California Water Service Group	23,971	1,114,172
CenterPoint Energy, Inc.	40,243	1,146,523
Chesapeake Utilities Corp.	17,102	1,835,045
Constellation Energy Corp.	15,566	2,877,375
Dominion Energy, Inc.	39,677	1,951,712
Evergy, Inc.	10,239	546,558
FirstEnergy Corp.	81,466	3,146,217
IDACORP, Inc.	16,006	1,486,797
MGE Energy, Inc.	7,337	577,569
Middlesex Water Co.	8,335	437,587
OGE Energy Corp.	29,807	1,022,380
ONE Gas, Inc.	11,954	771,392
PG&E Corp.	120,439	2,018,558
PNM Resources, Inc.	41,552	1,564,017
Talen Energy Corp. (a)	1,898	179,076
		23,316,072
TOTAL COMMON STOCK (Cost $668,204,598)		841,110,839
Preferred Stock — 1.1%
Communication Services — 0.0%
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (b) (c) (e)	8,410	94,108

	Number of Shares	Value
Consumer Discretionary — 0.0%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (b) (c) (e)	49,629	$ 49,629
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (b) (c) (e)	21,621	88,430
Nuro, Inc., Series D (Acquired 10/29/21, Cost $252,025) (a) (b) (c) (e)	12,090	49,448
OfferUp, Inc., Series F (Acquired 7/01/20, Cost $9,217) (a) (b) (c) (e)	4,025	3,502
		191,009
Consumer Staples — 0.1%
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (b) (c) (e)	58,131	283,098
Farmer’s Business Network, Inc., Series E (Acquired 2/11/19, Cost $191,081) (a) (b) (c) (e)	8,198	42,794
Farmer's Business Network, Inc., Series F (Acquired 7/31/20, Cost $124,028) (a) (b) (c) (e)	3,752	19,585
		345,477
Financials — 0.0%
CRB Group, Inc., Series D (Acquired 1/28/22, Cost $255,280) (a) (b) (c) (e)	2,428	177,268
Go Maps, Inc., Series B-1 (Acquired 5/15/19-7/29/20, Cost $9,665) (a) (b) (c) (e)	755	—
Stash Financial, Inc., Series F (Acquired 4/24/20, Cost $126,801) (a) (b) (c) (e)	5,060	73,117
Stash Financial, Inc., Series G (Acquired 1/26/21, Cost $174,908) (a) (b) (c) (e)	4,667	67,438
		317,823
Health Care — 0.5%
Capsule, Corp., Series 1 D (Acquired 4/07/21, Cost $72,328) (a) (b) (c) (e)	4,991	7,037
Caris Life Sciences, Inc., Series C (Acquired 8/14/20, Cost $125,312) (a) (b) (c) (e)	45,403	165,267
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $378,132) (a) (b) (c) (e)	46,683	169,926

The accompanying notes are an integral part of the financial statements.
84

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CelLink, Inc., Series D (Acquired 1/20/22, Cost $223,836) (a) (b) (c) (e)	10,749	$ 30,420
Cleerly, Inc., Series C (Acquired 7/08/22, Cost $200,211) (a) (b) (c) (e)	16,995	152,445
Color Health, Inc., Series D (Acquired 12/17/20, Cost $43,490) (a) (b) (c) (e)	1,155	22,303
Color Health, Inc., Series D-1 (Acquired 1/13/20, Cost $56,632) (a) (b) (c) (e)	2,655	38,285
Color Health, Inc., Series E (Acquired 10/26/21, Cost $15,095) (a) (b) (c) (e)	151	5,740
DTX Company, Series A-1 (Acquired 2/04/22, Cost $31,212) (a) (b) (c) (e)	17,154	4,803
Eikon Therapeutics, Inc., Series B (Acquired 12/03/21, Cost $89,186) (a) (b) (c) (e)	5,042	108,398
Genesis Therapeutics, Inc., Series A (Acquired 11/24/20, Cost $25,262) (a) (b) (c) (e)	4,946	25,262
Honor Technology, Inc., Series D (Acquired 10/16/20, Cost $225,290) (a) (b) (c) (e)	93,556	159,981
Honor Technology, Inc., Series E (Acquired 9/29/21, Cost $116,646) (a) (b) (c) (e)	36,897	63,094
Inscripta, Inc., Series E (Acquired 3/30/21, Cost $148,812) (a) (b) (c) (e)	16,853	31,515
Insitro, Inc., Series B (Acquired 5/21/20, Cost $34,456) (a) (b) (c) (e)	5,530	101,150
Insitro, Inc., Series C (Acquired 4/07/21, Cost $62,208) (a) (b) (c) (e)	3,401	62,208
Kardium, Inc., Series D-5 (Acquired 11/29/18, Cost $29,906) (a) (b) (c) (e)	30,866	26,236
Kardium, Inc., Series D-6 (Acquired 1/08/21, Cost $145,349) (a) (b) (c) (e)	143,083	121,621
Laronde, Inc., Series B (Acquired 7/28/21, Cost $109,340) (a) (b) (c) (e)	3,905	16,401
National Resilience, Inc., Series B (Acquired 10/23/20, Cost $263,720) (a) (b) (c) (e)	19,306	1,172,453

	Number of Shares	Value
National Resilience, Inc., Series C (Acquired 6/09/21, Cost $315,045) (a) (b) (c) (e)	7,094	$ 430,819
Ring Therapeutics, Inc., Series B (Acquired 4/12/21, Cost $50,885) (a) (b) (c) (e)	5,531	50,885
Sartorius AG 0.434%	2,753	1,094,889
Tempus Labs, Inc., Series D (Acquired 3/16/18, Cost $21,326) (a) (b) (c) (e)	2,275	96,733
Tempus Labs, Inc., Series E (Acquired 8/23/18, Cost $29,149) (a) (b) (c) (e)	1,741	78,136
Tempus Labs, Inc., Series F (Acquired 4/30/19, Cost $17,059) (a) (b) (c) (e)	689	32,018
Tempus Labs, Inc., Series G (Acquired 2/06/20, Cost $19,176) (a) (b) (c) (e)	500	24,245
Tempus Labs, Inc., Series G-2 (Acquired 11/19/20, Cost $26,075) (a) (b) (c) (e)	455	17,645
Tessera Therapeutics, Inc., Series C (Acquired 2/25/22, Cost $34,499) (a) (b) (c) (e)	1,687	34,499
Treeline Biosciences, Inc., Series A (Acquired 4/09/21, Cost $40,640) (a) (b) (c) (e)	5,192	40,640
		4,385,054
Industrials — 0.1%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (b) (c) (e)	7,305	256,177
Haul Hub, Inc., Series B (Acquired 2/14/20-3/03/21, Cost $108,854) (a) (b) (c) (e)	7,466	52,785
Haul Hub, Inc., Series C (Acquired 4/14/22, Cost $43,061) (a) (b) (c) (e)	2,282	16,134
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (b) (c) (e)	12,248	248,389
		573,485
Information Technology — 0.3%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (b) (c) (e)	23,433	101,231
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (b) (c) (e)	30,627	132,309

The accompanying notes are an integral part of the financial statements.
85

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (b) (c) (e)	15,355	$ 148,944
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (b) (c) (e)	7,329	538,682
Databricks, Inc., Series G (Acquired 2/01/21, Cost $50,195) a) (b) (c) (e)	849	62,402
Databricks, Inc., Series H (Acquired 8/31/21, Cost $114,856) (a) (b) (c) (e)	1,563	114,881
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (b) (c) (e)	11,083	70,488
Flexe, Inc., Series D (Acquired 4/07/22, Cost $73,849) (a) (b) (c) (e)	3,621	23,030
Gusto, Inc., Series B (Acquired 8/18/20, Cost $49,238) (a) (b) (c) (e)	3,644	56,045
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $91,936) (a) (b) (c) (e)	6,804	104,646
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (b) (c) (e)	11,076	170,349
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (b) (c) (e)	14,095	216,781
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (b) (c) (e)	51,969	273,877
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (b) (c) (e)	18,715	134,561
Seismic Software, Inc., Series F (Acquired 9/25/20, Cost $18,592) (a) (b) (c) (e)	2,115	15,207
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (b) (c) (e)	10	729
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (b) (c) (e)	4,744	345,885
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (b) (c) (e)	220	16,040
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (b) (c) (e)	239	17,425

	Number of Shares	Value
Socure, Inc., Series A (Acquired 12/22/21, Cost $75,555) (a) (b) (c) (e)	4,702	$ 29,388
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $62,025) (a) (b) (c) (e)	3,860	24,125
Socure, Inc., Series B (Acquired 12/22/21, Cost $1,109) (a) (b) (c) (e)	69	431
Socure, Inc. Series E (Acquired 10/27/21, Cost $143,750) (a) (b) (c) (e)	8,946	55,913
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (b) (c) (e)	1,090	21,331
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (b) (c) (e)	120	2,348
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (b) (c) (e)	120	2,348
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $309,164) (a) (b) (c) (e)	13,770	269,479
		2,948,875
Materials — 0.1%
KoBold Metals, Inc., Series B-1 (Acquired 1/10/22, Cost $244,807) (a) (b) (c) (e)	8,931	655,178
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $214,074) (a) (b) (c) (e)	4,516	215,575
		870,753
Real Estate — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18-6/15/18, Cost $44,816) (a) (b) (c) (e)	5,266	78,779
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (b) (c) (e)	3,470	51,911
		130,690
TOTAL PREFERRED STOCK (Cost $10,110,225)		9,857,274
TOTAL EQUITIES (Cost $678,314,823)		850,968,113

The accompanying notes are an integral part of the financial statements.
86

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.1%
Corporate Debt — 0.1%
Diversified Financial Services — 0.0%
PRA Group, Inc. 7.375% 9/01/25 (f)	$ 83,000	$ 82,852
Semiconductors — 0.1%
Wolfspeed, Inc. Convertible, 0.250% 2/15/28	330,000	192,555
1.875% 12/01/29	839,000	468,246
		660,801
TOTAL CORPORATE DEBT (Cost $712,614)		743,653
TOTAL BONDS & NOTES (Cost $712,614)		743,653

	Number of Shares
Rights — 0.0%
Health Care — 0.0%
AstraZeneca PLC, CVR (a) (b) (c)	16,791	—
TOTAL RIGHTS (Cost $5,205)		—
Warrants — 0.0%
Communication Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25, Strike 11.5 (a)	3,668	477
Financials — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (b) (c) (e)	800	6,272
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (b) (c) (e)	1,432	444
Hagerty, Inc. (a) (b) (c)	3,040	3,025
		9,741
Health Care — 0.0%
REVOLUTION Medicines, Inc. (a)	1,166	187
TOTAL WARRANTS (Cost $11,320)		10,405
TOTAL LONG-TERM INVESTMENTS (Cost $679,043,962)		851,722,171

	Number of Shares	Value
Short-Term Investments — 4.2%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	4,790,031	$ 4,790,031
Mutual Fund — 3.5%
T. Rowe Price Government Reserve Investment Fund	30,883,376	30,883,376

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (h)	$ 1,016,941	1,016,941
TOTAL SHORT-TERM INVESTMENTS (Cost $36,690,348)		36,690,348
TOTAL INVESTMENTS — 100.4% (Cost $715,734,310) (i)		888,412,519
Other Assets/ (Liabilities) — (0.4)%		(3,274,602)
NET ASSETS — 100.0%		$885,137,917

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights

The accompanying notes are an integral part of the financial statements.
87

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $9,879,103 or 1.12% of net assets.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $10,668,083 or 1.21% of net assets. The Fund received $6,248,192 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $9,876,078 or 1.12% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $82,852 or 0.01% of net assets.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $1,017,122. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,037,304.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
88

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 99.1%
U.S. Treasury Obligations — 99.1%
U.S. Treasury Bonds & Notes — 99.1%
U.S. Treasury Bonds
1.125% 5/15/40	$2,960,000	$1,848,472
1.125% 8/15/40	5,170,000	3,199,067
1.250% 5/15/50	1,880,700	962,501
1.375% 11/15/40	6,110,000	3,927,223
1.375% 8/15/50	4,585,000	2,421,030
1.625% 11/15/50	3,580,000	2,022,321
1.750% 8/15/41	6,940,000	4,682,714
1.875% 2/15/41	7,480,000	5,214,166
1.875% 2/15/51	5,115,000	3,082,279
1.875% 11/15/51	4,775,000	2,861,299
2.000% 11/15/41	10,070,000	7,063,867
2.000% 2/15/50	3,535,000	2,214,605
2.000% 8/15/51	3,700,000	2,292,732
2.250% 5/15/41	7,690,000	5,681,889
2.250% 8/15/49	2,550,000	1,700,388
2.250% 2/15/52	5,960,000	3,921,543
2.375% 2/15/42	4,495,000	3,343,904
2.375% 11/15/49	2,220,000	1,520,297
2.375% 5/15/51	2,440,000	1,656,857
2.875% 5/15/49	2,480,000	1,886,415
2.875% 5/15/52	3,985,000	3,016,064
3.000% 8/15/52	4,575,000	3,554,103
3.250% 5/15/42	1,945,000	1,653,696
3.375% 8/15/42 (a)	5,560,000	4,804,024
3.625% 2/15/53	6,779,300	5,955,077
3.625% 5/15/53	9,410,000	8,270,248
3.875% 2/15/43	14,330,000	13,249,567
3.875% 5/15/43	8,910,000	8,226,678
4.000% 11/15/42	6,695,000	6,307,840
4.000% 11/15/52	3,159,500	2,971,228
4.125% 8/15/53	5,479,100	5,268,089
4.250% 2/15/54	6,860,000	6,746,381
4.375% 8/15/43	4,240,000	4,191,586
4.500% 2/15/44 (b)	4,640,000	4,671,900
4.750% 11/15/43	3,145,000	3,263,361
4.750% 11/15/53	3,085,000	3,293,238
U.S. Treasury Inflation-Indexed Notes
1.750% 1/15/34	1,699,074	1,677,313
		148,623,962
TOTAL U.S. TREASURY OBLIGATIONS (Cost $183,585,397)		148,623,962

	Principal Amount	Value
TOTAL BONDS & NOTES (Cost $183,585,397)		$148,623,962
TOTAL LONG-TERM INVESTMENTS (Cost $183,585,397)		148,623,962
	Number of Shares
Short-Term Investments — 3.3%
Investment of Cash Collateral from Securities Loaned — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	4,594,625	4,594,625
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	10,749	10,749
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$371,573	371,573
TOTAL SHORT-TERM INVESTMENTS (Cost $4,976,947)		4,976,947
TOTAL INVESTMENTS — 102.4% (Cost $188,562,344) (e)		153,600,909
Other Assets/(Liabilities) — (2.4)%		(3,555,052)
NET ASSETS — 100.0%		$150,045,857

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $4,501,033 or 3.00% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $371,639. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $379,005.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
89

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)
Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	4/26/24	111.00	67	USD	7,423,391	$(39,781)	$(33,381)	$(6,400)
U.S. Treasury Note 10 Year Future	4/26/24	112.00	106	USD	11,744,469	(28,156)	(26,334)	(1,822)
						$(67,937)	$(59,715)	$(8,222)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	6/18/24	22	$2,421,751	$15,780
U.S. Treasury Ultra Bond	6/18/24	17	2,159,995	33,005
				$48,785
Short
U.S. Treasury Ultra 10 Year	6/18/24	17	$(1,936,644)	$(11,715)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
90

MassMutual Funds
Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Assets:
Investments, at value (Note 2) (a)	$323,123,531	$647,789,414
Repurchase agreements, at value (Note 2) (b)	1,570,999	1,370,036
Total investments (c)	324,694,530	649,159,450
Cash	75,823	461,899
Foreign currency, at value (d)	—	3,945,039
Receivables from:
Investments sold
Regular delivery	840,899	684,537
Delayed delivery	—	3,987,286
Cash collateral pledged for open derivatives (Note 2)	318,000	—
Open forward contracts (Note 2)	—	2,250,959
Fund shares sold	155,615	420,322
Premiums for closed swap agreements, at value	—	14,134
Investment adviser (Note 3)	—	46,301
Variation margin on open derivative instruments (Note 2)	945	14,107
Interest and dividends	253,000	4,935,149
Foreign tax reclaims	139,123	45,575
Open swap agreements, at value (Note 2)	—	155,913
Total assets	326,477,935	666,120,671
Liabilities:
Payables for:
Investments purchased
Regular delivery	571,491	5,565,946
Delayed delivery	—	19,178,060
Written options outstanding, at value (Note 2) (e)	—	505,540
Open forward contracts (Note 2)	—	695,883
Interest and dividends	—	2,862
Fund shares redeemed	50,554	207,885
Cash collateral held for securities on loan (Note 2)	—	5,590,501
Open swap agreements, at value (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	35,020	28,903
Variation margin on open derivative instruments (Note 2)	—	3,363
Affiliates (Note 3):
Administration fees	7,446	38,572
Investment advisory fees	44,448	—
Accrued expense and other liabilities	49,748	121,797
Total liabilities	758,707	31,939,312
Net assets	$325,719,228	$634,181,359
Net assets consist of:
Paid-in capital	$217,545,677	$745,458,885
Accumulated earnings (loss)	108,173,551	(111,277,526)
Net assets	$ 325,719,228	$ 634,181,359

(a) Cost of investments:	$225,997,997	$672,082,612
(b) Cost of repurchase agreements:	$1,570,999	$1,370,036
(c) Securities on loan with market value of:	$—	$6,512,310
(d) Cost of foreign currency:	$—	$3,943,834
(e) Premiums received on written options:	$—	$523,775

The accompanying notes are an integral part of the financial statements.
92

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$82,728,930	$2,612,809,634	$234,234,006	$411,056,035	$887,395,578	$153,229,336
867,201	991,132	836,196	907,738	1,016,941	371,573
83,596,131	2,613,800,766	235,070,202	411,963,773	888,412,519	153,600,909
53,498	488,705	11,722	295,561	177,294	7,304
71,709	52	578	231,209	77,295	—

—	5,884,389	—	2,049,249	1,158,355	686,322
—	—	—	—	—	—
206,180	—	—	—	—	—
75,034	—	—	356,142	—	—
52,289	2,435,759	91,139	400,520	797,276	117,736
—	—	—	—	—	—
15,617	53,399	15,053	21,827	31,522	12,297
70	—	—	29,964	—	19
1,321,975	1,131,668	860,354	1,373,348	517,367	1,297,970
—	79,374	—	30,109	33,305	—
—	—	—	—	—	—
85,392,503	2,623,874,112	236,049,048	416,751,702	891,204,933	155,722,557

—	5,701,050	—	1,921,057	1,082,531	915,071
—	—	—	—	—	—
—	—	108,687	—	—	67,937
76,657	—	—	568,680	—	—
—	—	—	—	—	—
31,726	223,346	128,170	40,348	73,118	37,132
1,280,598	13,320	—	15,096,324	4,790,031	4,594,625
—	—	—	45,140	—	—
4,207	88,133	8,886	9,113	33,497	6,706
—	—	291	—	—	—

12,769	21,373	6,983	7,248	9,411	7,043
—	—	—	—	—	—
52,884	105,133	43,391	113,566	78,428	48,186
1,458,841	6,152,355	296,408	17,801,476	6,067,016	5,676,700
$83,933,662	$2,617,721,757	$235,752,640	$398,950,226	$885,137,917	$150,045,857

$106,289,328	$1,968,073,313	$261,187,128	$380,610,708	$701,092,916	$214,906,327
(22,355,666)	649,648,444	(25,434,488)	18,339,518	184,045,001	(64,860,470)
$ 83,933,662	$ 2,617,721,757	$ 235,752,640	$ 398,950,226	$ 885,137,917	$ 150,045,857

$89,649,394	$2,030,894,201	$236,811,405	$387,853,189	$714,717,369	$188,190,771
$867,201	$991,132	$836,196	$907,738	$1,016,941	$371,573
$1,437,005	$6,585,633	$—	$27,742,462	$10,668,083	$4,501,033
$71,883	$52	$586	$231,687	$77,341	$—
$—	$—	$95,543	$—	$—	$59,715

The accompanying notes are an integral part of the financial statements.
93

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Class I shares:
Net assets	$ 325,719,228	$ 634,181,359
Shares outstanding (a)	40,495,166	74,114,347
Net asset value, offering price and redemption price per share	$8.04	$8.56
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
94

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$ 83,933,662	$ 2,617,721,757	$ 235,752,640	$ 398,950,226	$ 885,137,917	$ 150,045,857
10,849,885	175,154,552	26,127,765	33,947,871	65,569,066	29,644,315
$7.74	$14.95	$9.02	$11.75	$13.50	$5.06

The accompanying notes are an integral part of the financial statements.
95

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Investment income (Note 2):
Dividends (a)	$2,219,250	$—
Interest (b)	28,176	12,725,741
Securities lending net income	—	20,709
Total investment income	2,247,426	12,746,450
Expenses (Note 3):
Investment advisory fees	265,154	—
Custody fees	35,204	135,836
Audit and tax fees	29,211	33,838
Legal fees	6,222	10,147
Proxy fees	1,149	1,149
Accounting & Administration fees	3,163	58,982
Shareholder reporting fees	29,394	20,870
Trustees’ fees	9,702	18,617
Registration and filing fees	7	16
Transfer agent fees	1,253	1,253
Total expenses	380,459	280,708
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(280,708)
Net expenses:	380,459	—
Net investment income (loss)	1,866,967	12,746,450
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	12,454,375	(8,673,226)
Futures contracts	477,007	(559,449)
Written options	—	(57,522)
Swap agreements	—	(586,682)
Foreign currency transactions	—	103,734
Forward contracts	—	3,454,360
Net realized gain (loss)	12,931,382	(6,318,785)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	49,502,739	31,823,710 *
Futures contracts	211,602	(305,488)
Written options	—	18,235
Swap agreements	—	1,094,050
Translation of assets and liabilities in foreign currencies	2,782	999
Forward contracts	—	(4,109,470)
Net change in unrealized appreciation (depreciation)	49,717,123	28,522,036
Net realized gain (loss) and change in unrealized appreciation (depreciation)	62,648,505	22,203,251
Net increase (decrease) in net assets resulting from operations	$ 64,515,472	$ 34,949,701

(a) Net of foreign withholding tax of:	$3,581	$—
(b) Net of foreign withholding tax of:	$—	$29,455
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$(7,532)

The accompanying notes are an integral part of the financial statements.
96

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$—	$15,036,356	$—	$5,054,057	$4,5 08,527	$—
2,586,600	346,596	3,493,695	294,199	596,722	2,730,974
2,310	10,785	722	31,783	53,937	9,980
2,588,910	15,393,737	3,494,417	5,380,039	5,159,186	2,740,954

—	—	—	—	—	—
29,213	107,883	22,162	66,937	81,652	21,194
33,442	24,861	27,332	27,743	24,515	26,715
1,403	42,880	3,491	4,747	14,588	2,486
1,149	1,149	1,149	1,149	1,149	1,149
16,258	24,706	8,497	7,991	12,041	8,690
10,248	47,501	12,668	12,788	21,615	10,047
2,541	69,050	6,360	9,716	23,332	4,518
1	—	—	—	—	4
1,253	1,253	1,253	1,253	1,253	1,253
95,508	319,283	82,912	132,324	180,145	76,056

(95,508)	(319,283)	(82,912)	(132,324)	(180,145)	(76,056)
—	—	—	—	—	—
2,588,910	15,393,737	3,494,417	5,380,039	5,159,186	2,740,954

(2,133,523)	105,194,699	(2,225,192)	(6,156,127)	17,331,116	(4,477,160)
(52,257)	—	(339,311)	1,084,545	—	(491,439)
—	—	323,161	—	—	223,323
—	—	8,943	(294,420)	—	—
(1,993)	853	8	7,541	1,369	—
9,604	—	(29,310)	(431,172)	—	—
(2,178,169)	105,195,552	(2,261,701)	(5,789,633)	17,332,485	(4,745,276)

9,391,839 *	420,681,646	5,626,297	42,217,374 *	133,851,151	14,226,420
220,861	—	(70,402)	628,181	—	76,105
—	—	(13,144)	—	—	(8,222)
—	—	39,089	122,893	—	—
(4,130)	1,782	(2,682)	(15,203)	874	—
(144,501)	—	4,666	(69,996)	—	—
9,464,069	420,683,428	5,583,824	42,883,249	133,852,025	14,294,303
7,285,900	525,878,980	3,322,123	37,093,616	151,184,510	9,549,027
$ 9,874,810	$ 541,272,717	$ 6,816,540	$ 42,473,655	$ 156,343,696	$ 12,289,981

$—	$67,554	$—	$149,247	$22,275	$—
$3,757	$—	$—	$—	$—	$—
$(92)	$—	$—	$(15,370)	$—	$—

The accompanying notes are an integral part of the financial statements.
97

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MM Equity Asset Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,866,967	$4,098,597
Net realized gain (loss)	12,931,382	34,296,390
Net change in unrealized appreciation (depreciation)	49,717,123	31,464,381
Net increase (decrease) in net assets resulting from operations	64,515,472	69,859,368
Distributions to shareholders (Note 2):
Class I	(37,390,545)	(45,772,541)
Total distributions	(37,390,545)	(45,772,541)
Net fund share transactions (Note 5):
Class I	15,617,786	(44,384,621)
Increase (decrease) in net assets from fund share transactions	15,617,786	(44,384,621)
Total increase (decrease) in net assets	42,742,713	(20,297,794)
Net assets
Beginning of period	282,976,515	303,274,309
End of period	$ 325,719,228	$ 282,976,515

The accompanying notes are an integral part of the financial statements.
98

MassMutual Select T. Rowe Price Bond Asset Fund		MassMutual Select T. Rowe Price Emerging Markets Bond Fund		MassMutual Select T. Rowe Price Large Cap Blend Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$12,746,450	$20,978,032	$2,588,910	$5,878,334	$15,393,737	$29,291,298
(6,318,785)	(41,942,230)	(2,178,169)	(6,892,223)	105,195,552	17,454,663
28,522,036	29,965,571	9,464,069	11,039,284	420,683,428	357,990,445
34,949,701	9,001,373	9,874,810	10,025,395	541,272,717	404,736,406

(13,333,740)	(34,514,988)	(4,803,468)	(4,937,874)	(59,397,377)	(210,457,886)
(13,333,740)	(34,514,988)	(4,803,468)	(4,937,874)	(59,397,377)	(210,457,886)

18,986,687	60,601,578	741,019	(2,859,044)	(39,971,641)	127,679,067
18,986,687	60,601,578	741,019	(2,859,044)	(39,971,641)	127,679,067
40,602,648	35,087,963	5,812,361	2,228,477	441,903,699	321,957,587

593,578,711	558,490,748	78,121,301	75,892,824	2,175,818,058	1,853,860,471
$ 634,181,359	$ 593,578,711	$ 83,933,662	$ 78,121,301	$ 2,617,721,757	$2,175,818,058

The accompanying notes are an integral part of the financial statements.
99

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,494,417	$7,476,987
Net realized gain (loss)	(2,261,701)	(6,533,553)
Net change in unrealized appreciation (depreciation)	5,583,824	2,631,460
Net increase (decrease) in net assets resulting from operations	6,816,540	3,574,894
Distributions to shareholders (Note 2):
Class I	(8,197,243)	(17,684,326)
Total distributions	(8,197,243)	(17,684,326)
Net fund share transactions (Note 5):
Class I	34,680,669	26,665,068
Increase (decrease) in net assets from fund share transactions	34,680,669	26,665,068
Total increase (decrease) in net assets	33,299,966	12,555,636
Net assets
Beginning of period	202,452,674	189,897,038
End of period	$ 235,752,640	$ 202,452,674

The accompanying notes are an integral part of the financial statements.
100

MassMutual Select T. Rowe Price Real Assets Fund		MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund		MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$5,380,039	$7,892,910	$5,159,186	$9,509,105	$2,740,954	$4,669,695
(5,789,633)	(200,988)	17,332,485	22,351,856	(4,745,276)	(16,327,822)
42,883,249	13,195,897	133,852,025	58,227,806	14,294,303	(4,659,500)
42,473,655	20,887,819	156,343,696	90,088,767	12,289,981	(16,317,627)

(8,130,907)	(18,111,194)	(33,764,050)	(53,463,266)	(4,967,771)	(3,256,582)
(8,130,907)	(18,111,194)	(33,764,050)	(53,463,266)	(4,967,771)	(3,256,582)

38,999,794	112,491,659	33,402,800	26,590,565	(126,426)	35,715,533
38,999,794	112,491,659	33,402,800	26,590,565	(126,426)	35,715,533
73,342,542	115,268,284	155,982,446	63,216,066	7,195,784	16,141,324

325,607,684	210,339,400	729,155,471	665,939,405	142,850,073	126,708,749
$ 398,950,226	$ 325,607,684	$ 885,137,917	$ 729,155,471	$ 150,045,857	$ 142,850,073

The accompanying notes are an integral part of the financial statements.
101

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MM Equity Asset Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$7.42	$ 0.05	$1.59	$1.64	$ (0.10)	$ (0.92)	$ (1.02)	$8.04	23.80%[b]	$325,719	0.26%[a]	N/A	1.27%[a]
9/30/23	7.00	0.09	1.39	1.48	(0.10)	(0.96)	(1.06)	7.42	22.81%	282,977	0.28%	N/A	1.26%
9/30/22	10.12	0.10	(1.05)	(0.95)	(0.13)	(2.04)	(2.17)	7.00	(14.16%)	303,274	0.23%	N/A	1.20%
9/30/21	8.79	0.11	2.38	2.49	(0.14)	(1.02)	(1.16)	10.12	30.90%	397,810	0.22%	N/A	1.20%
9/30/20	7.90	0.12	1.25	1.37	(0.11)	(0.37)	(0.48)	8.79	17.91%	423,084	0.24%	N/A	1.48%
9/30/19	12.36	0.12	(0.49)aa	(0.37)	(0.50)	(3.59)	(4.09)	7.90	3.10%	489,569	0.24%	0.21%	1.48%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	16%	27%	39%	29%	60%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
102

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Bond Asset Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$8.25	$ 0.18	$0.32	$0.50	$ (0.19)	$—	$ (0.19)	$8.56	5.96%[b]	$634,181	0.09%[a]	0.00%[a]	4.27%[a]
9/30/23	8.63	0.31	(0.15)	0.16	(0.54)	—	(0.54)	8.25	1.75%	593,579	0.11%	0.00%	3.70%
9/30/22	10.43	0.21	(1.67)	(1.46)	(0.31)	(0.03)	(0.34)	8.63	(14.50%)	558,491	0.08%	0.00%	2.19%
9/30/21	10.65	0.20	(0.07)	0.13	(0.16)	(0.19)	(0.35)	10.43	1.26%	814,111	0.07%	0.00%	1.89%
9/30/20	10.59	0.24	0.18	0.42	(0.31)	(0.05)	(0.36)	10.65	4.15%	750,915	0.45%	0.33%	2.32%
9/30/19	9.94	0.29	0.69	0.98	(0.33)	—	(0.33)	10.59	10.21%	670,362	0.56%	0.40%	2.90%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	96%	265%	290%	255%	157%	287%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
103

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Emerging Markets Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 7.27	$ 0.24	$ 0.70	$ 0.94	$ (0.47)	$ (0.47)	$ 7.74	13.05%[b]	$83,934	0.24%[a]	0.00%[a]	6.53%[a]
9/30/23	6.81	0.53	0.38	0.91	(0.45)	(0.45)	7.27	13.45%	78,121	0.25%	0.00%	7.27%
9/30/22	9.73	0.44	(2.82)	(2.38)	(0.54)	(0.54)	6.81	(25.84%)	75,893	0.19%	0.00%	5.29%
9/30/21	9.50	0.51	0.31	0.82	(0.59)	(0.59)	9.73	8.74%	107,177	0.17%	0.00%	5.29%
9/30/20	9.91	0.50	(0.41)	0.09	(0.50)	(0.50)	9.50	0.88%	109,979	0.76%	0.58%	5.29%
9/30/19	9.64	0.53	0.06	0.59	(0.32)	(0.32)	9.91	6.35%	110,630	0.92%	0.70%	5.45%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	16%	28%	37%	49%	56%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
104

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Large Cap Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 12.23	$ 0.09	$ 2.97	$ 3.06	$ (0.21)	$ (0.13)	$ (0.34)	$ 14.95	25.46%[b]	$2,617,722	0.03%[a]	0.00%[a]	1.32%[a]
9/30/23	11.23	0.16	2.11	2.27	(0.10)	(1.17)	(1.27)	12.23	21.41%	2,175,818	0.03%	0.00%	1.37%
9/30/22	17.43	0.16	(3.36)	(3.20)	(0.15)	(2.85)	(3.00)	11.23	(22.96%)	1,853,860	0.02%	0.00%	1.13%
9/30/21	13.00	0.16	4.39	4.55	(0.12)	—	(0.12)	17.43	35.17%	2,309,626	0.02%	0.00%	0.97%
9/30/20	11.36	0.11	1.65	1.76	(0.12)	—	(0.12)	13.00	15.60%	1,772,717	0.51%	0.44%	0.91%
9/30/19	10.87	0.12	0.45	0.57	(0.08)	—	(0.08)	11.36	5.39%	1,280,663	0.65%	0.56%	1.09%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	26%	73%	121%	65%	90%	67%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excluded fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
105

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$9.09	$ 0.15	$0.14	$0.29	$(0.36)	$—	$(0.36)	$9.02	3.28%[b]	$235,753	$ 0.08%[a]	0.00%[a]	3.31%[a]
9/30/23	9.85	0.36	(0.18)	0.18	(0.94)	—	(0.94)	9.09	1.86%	202,453	0.10%	0.00%	3.88%
9/30/22	11.02	0.63	(1.13)	(0.50)	(0.53)	(0.14)	(0.67)	9.85	(4.82%)	189,897	0.07%	0.00%	5.97%
9/30/21	10.64	0.42	0.30	0.72	(0.19)	(0.15)	(0.34)	11.02	6.96%	272,860	0.07%	0.00%	3.93%
9/30/20	10.27	0.15	0.41	0.56	(0.19)	(0.00)[d]	(0.19)	10.64	5.58%	186,441	0.37%	0.13%	1.48%
9/30/19	10.09	0.25	0.14	0.39	(0.21)	—	(0.21)	10.27	3.95%	199,074	0.44%	0.16%	2.50%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	64%	153%	176%	193%	156%	135%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
106

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Real Assets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.69	$ 0.17	$1.16	$1.33	$ (0.20)	$ (0.07)	$ (0.27)	$ 11.75	12.61%[b]	$398,950	0.08%[a]	0.00%[a]	3.17%[a]
9/30/23	10.34	0.34	0.90	1.24	(0.33)	(0.56)	(0.89)	10.69	11.61%	325,608	0.13%	0.00%	3.09%
9/30/22	12.85	0.49	(1.86)	(1.37)	(0.36)	(0.78)	(1.14)	10.34	(12.24%)	210,339	0.09%	0.00%	3.93%
9/30/21	9.83	0.37	2.89	3.26	(0.24)	—	(0.24)	12.85	33.66%	162,367	0.13%	0.00%	3.04%
9/30/20	10.49	0.23	(0.60)	(0.37)	(0.29)	—	(0.29)	9.83	(3.77%)	99,585	0.69%	0.50%	2.33%
9/30/19	10.56	0.27	(0.16)	0.11	(0.18)	—	(0.18)	10.49	1.26%	82,224	0.86%	0.61%	2.60%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	20%	61%	43%	57%	32%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
107

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 11.59	$ 0.08	$2.38	$2.46	$ (0.18)	$ (0.37)	$ (0.55)	$ 13.50	21.74%[b]	$ 885,138	0.05%[a]	0.00%[a]	1.34%[a]
9/30/23	11.01	0.15	1.32	1.47	(0.10)	(0.79)	(0.89)	11.59	13.50%	729,155	0.06%	0.00%	1.29%
9/30/22	16.20	0.14	(3.18)	(3.04)	(0.16)	(1.99)	(2.15)	11.01	(21.64%)	665,939	0.03%	0.00%	1.04%
9/30/21	12.41	0.15	4.43	4.58	(0.10)	(0.69)	(0.79)	16.20	37.99%	910,874	0.04%	0.00%	0.97%
9/30/20	11.44	0.07	1.18	1.25	(0.07)	(0.21)	(0.28)	12.41	10.97%	747,318	0.61%	0.53%	0.58%
9/30/19	11.47	0.07	0.09	0.16	(0.04)	(0.15)	(0.19)	11.44	1.72%	632,662	0.76%	0.65%	0.59%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	21%	39%	34%	28%	41%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excluded fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
108

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$4.81	$ 0.09	$0.33	$0.42	$ (0.17)	$—	$ (0.17)	$5.06	8.77%[b]	$150,046	0.11%[a]	0.00%[a]	3.80%[a]
9/30/23	5.47	0.18	(0.71)	(0.53)	(0.13)	—	(0.13)	4.81	(9.99%)	142,850	0.12%	0.00%	3.29%
9/30/22	7.62	0.15	(2.17)	(2.02)	(0.13)	—	(0.13)	5.47	(26.97%)	126,709	0.11%	0.00%	2.29%
9/30/21	13.07	0.14	(1.17)	(1.03)	(0.16)	(4.26)	(4.42)	7.62	(10.55%)	109,251	0.15%	0.00%	1.69%
9/30/20	12.25	0.25	1.45	1.70	(0.31)	(0.57)	(0.88)	13.07	15.26%	67,408	0.42%	0.13%	2.07%
9/30/19	10.03	0.30	2.12	2.42	(0.20)	—	(0.20)	12.25	24.53%	153,801	0.43%	0.16%	2.74%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	44%	123%	102%	116%	206%	155%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excluded fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
109

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 53 series, including the following eight series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):
MM Equity Asset Fund (“Equity Asset Fund”)
MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)
MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)
MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund“)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)
MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund”)
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

110

Notes to Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

111

Notes to Financial Statements (Unaudited) (Continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

112

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2024, for the Funds’ investments:

	Level 1	Level 2	Level 3	Total
Equity Asset Fund
Asset Investments
Common Stock	$ 323,121,192	$ 2,339*	$ —	$ 323,123,531
Rights	—	—	—+	—
Short-Term Investments	—	1,570,999	—	1,570,999
Total Investments	$323,121,192	$1,573,338	$ —	$324,694,530
Asset Derivatives
Futures Contracts	$30,138	$—	$—	$30,138
MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans	$—	$7,948,035	$—	$7,948,035
Corporate Debt	—	179,467,856	—	179,467,856
Municipal Obligations	—	377,818	—	377,818
Non-U.S. Government Agency Obligations	—	41,622,051	—	41,622,051
Sovereign Debt Obligations	—	106,185,408	—	106,185,408
U.S. Government Agency Obligations and Instrumentalities	—	124,684,047	—	124,684,047
U.S. Treasury Obligations	—	145,110,708	—	145,110,708
Purchased Options	118,688	204,742	—	323,430
Short-Term Investments	29,781,856	13,658,241	—	43,440,097
Total Investments	$29,900,544	$619,258,906	$—	$649,159,450
Asset Derivatives
Forward Contracts	$—	$2,250,959	$—	$2,250,959
Futures Contracts	131,551	—	—	131,551
Swap Agreements	—	1,696,911	—	1,696,911
Total	$131,551	$3,947,870	$—	$4,079,421
Liability Derivatives
Forward Contracts	$—	$(695,883)	$—	$(695,883)
Futures Contracts	(137,287)	—	—	(137,287)
Swap Agreements	—	(420,479)	—	(420,479)
Written Options	—	(505,540)	—	(505,540)
Total	$(137,287)	$(1,621,902)	$—	$(1,759,189)
MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$—	$22,474,547	$—	$22,474,547
Sovereign Debt Obligations	—	58,973,354	—	58,973,354
Short-Term Investments	1,281,029	867,201	—	2,148,230
Total Investments	$1,281,029	$82,315,102	$—	$83,596,131
Asset Derivatives
Forward Contracts	$—	$75,034	$—	$75,034
Futures Contracts	52,823	—	—	52,823
Total	$ 52,823	$75,034	$—	$127,857

113

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price Emerging Markets Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$—	$(76,657)	$—	$(76,657)
Futures Contracts	(15,003)	—	—	(15,003)
Total	$(15,003)	$(76,657)	$—	$(91,660)
MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$ 2,557,221,146	$ 18,384,494*	$ 3,829,553	$ 2,579,435,193
Preferred Stock	—	9,296,334*	4,566,771	13,863,105
Short-Term Investments	19,511,336	991,132	—	20,502,468
Total Investments	$2,576,732,482	$28,671,960	$8,396,324	$2,613,800,766
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
U.S. Treasury Obligations	$—	$232,567,031	$—	$232,567,031
Short-Term Investments	1,666,975	836,196	—	2,503,171
Total Investments	$1,666,975	$233,403,227	$—	$235,070,202
Asset Derivatives
Futures Contracts	$26,347	$—	$—	$26,347
Swap Agreements	—	328,259	—	328,259
Total	$26,347	$328,259	$—	$354,606
Liability Derivatives
Futures Contracts	$(19,888)	$—	$—	$(19,888)
Written Options	(108,687)	—	—	(108,687)
Total	$(128,575)	$—	$—	$(128,575)
MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$—	$33,776,431	$—	$33,776,431
Austria	—	862,237	—	862,237
Bahrain	—	491,880	—	491,880
Belgium	—	1,878,440	—	1,878,440
Bosnia and Herzegowina	—	628,335	—	628,335
Brazil	8,231,932	—	—	8,231,932
Burkina Faso	70,072	—	—	70,072
Canada	40,654,255	—	—	40,654,255
China	—	1,077,277	—	1,077,277
Egypt	—	565,431	—	565,431
France	—	6,176,419	—	6,176,419
Germany	—	2,094,646	—	2,094,646
Ghana	798,282	—	—	798,282
Hong Kong	—	2,607,630	—	2,607,630
India	—	1,789,901	—	1,789,901
Japan	—	12,779,082	—	12,779,082
Kazakhstan	—	812,421	—	812,421
Luxembourg	—	1,170,166	—	1,170,166
Mexico	1,809,775	1,553,058	—	3,362,833

114

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Netherlands	$—	$3,556,441	$—	$3,556,441
Norway	691,927	1,964,151	—	2,656,078
Portugal	—	1,059,986	—	1,059,986
Republic of Korea	—	792,699	—	792,699
Russia	—	—	—+	—
Singapore	—	2,269,144	—	2,269,144
South Africa	—	7,384,115	—	7,384,115
Spain	—	481,767	—	481,767
Sweden	—	2,768,218	—	2,768,218
United Kingdom	4,345,110	5,269,690	—	9,614,800
United States	220,304,829	1,826,136	—	222,130,965
Vietnam	—	2,637,320	—	2,637,320
Zambia	725,404	—	—	725,404
Preferred Stock
United States	—	—	2,433,061	2,433,061
Exchange-Traded Funds	5,485,330	—	—	5,485,330
Mutual Funds	188,443	—	—	188,443
Purchased Options	—	50,633	—	50,633
Short-Term Investments	24,436,626	3,465,073	—	27,901,699
Total Investments	$ 307,741,985	$101,788,727	$2,433,061	$411,963,773
Asset Derivatives
Forward Contracts	$—	$356,142	$—	$356,142
Futures Contracts	576,634	—	—	576,634
Swap Agreements	—	159,782	—	159,782
Total	$576,634	$515,924	$—	$1,092,558
Liability Derivatives
Forward Contracts	$—	$(568,680)	$—	$(568,680)
Futures Contracts	(97,044)	—	—	(97,044)
Swap Agreements	—	(45,140)	—	(45,140)
Total	$(97,044)	$(613,820)	$—	$(710,864)
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$ 829,360,919	$10,642,943*	$1,106,977	$841,110,839
Preferred Stock	—	1,094,889*	8,762,385	9,857,274
Corporate Debt	—	743,653	—	743,653
Rights	—	—	—+	—
Warrants	664	—	9,741	10,405
Short-Term Investments	35,673,407	1,016,941	—	36,690,348
Total Investments	$ 865,034,990	$13,498,426	$9,879,103	$888,412,519
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Asset Investments
U.S. Treasury Obligations	$—	$148,623,962	$—	$148,623,962
Short-Term Investments	4,605,374	371,573	—	4,976,947
Total Investments	$4,605,374	$148,995,535	$—	$153,600,909

115

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund (Continued)
Asset Derivatives
Futures Contracts	$ 48,785	$ —	$ —	$ 48,785
Liability Derivatives
Futures Contracts	$(11,715)	$—	$—	$(11,715)
Written Options	(67,937)	—	—	(67,937)
Total	$(79,652)	$—	$—	$(79,652)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2024.
For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2024.
The Funds had no Level 3 transfers during the period ended March 31, 2024.
Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9/30/23	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/24	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/24
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock	$1,156,907	$ —	$3,069	$ (226,733)	$ 176,803	$(3,069)	$ —	$ —	$ 1,106,977	$ (199,155)
Preferred Stock	9,135,842	—	(755,714)	559,057	—	(176,801)	—	—	8,762,385	(165,138)
Warrants	11,779	—	—	(2,038)	—	—	—	—	9,741	(2,038)
Rights	—	—	—	(5,205)	5,205	—	—	—	—	—
	$ 10,304,528	$—	$ (752,645)	$325,081	$ 182,008	$ (179,870)	$—	$—	$ 9,879,103	$ (366,331)

The MM Select T. Rowe Price Small and Mid Cap Blend Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the valuation designee. Valuations are reviewed by the valuation designee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the MM Select T. Rowe Price Small and Mid Cap Blend Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

116

Notes to Financial Statements (Unaudited) (Continued)

The table excludes securities which were classified as level 3 based upon a broker quote.

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock	$ 1,106,977	Cost approach	Transaction price	$0.47 - $105.14	$42.98
		Market approach	EV / Sales	1.7x - 11.5x	5.75x
		Market approach	EV / GP	3.4x - 15.3x	8.74x
		Market approach	EV/ EBITDA	11.8x - 14.6x	14.50x
		Market approach	EV/ Revenue	1.1x - 1.2x	1.20x
		Market approach	Price/TBV	0.9x - 2.7x	1.81x
		Market approach	EV/ GWP	1.3x - 1.6x	1.45x
		Market approach	ROFR	10%	—
		Market approach	Discount factor	0.2045 - 0.2597	0.2334
		Market approach	Probability of zero outcome	20%	—
		Market approach	Waterfall	20%	—
		Market approach	Fully Diluted	20%	—
		Market approach	Valued at Zero	$0.00	—
		Market approach	PV of remaining future contingent payments less discount for timing and probability	$0.47	—
Preferred Stock	$8,762,385	Cost approach	Transaction price	$0.85 - $105.14	$52.60
		Income approach	Discounted Cash Flow	10%	—
		Market approach	EV/ Sales	1.0x - 17.6x	6.28x
		Market approach	EV/ GP	1.5x - 18.3x	9.45x
		Market approach	EV/ EBITDA	7.5x - 16.1x	12.60x
		Market approach	EV/Sales LTM	3.3x	—
		Market approach	EV/GP LTM	4.3x	—
		Market approach	Price/TBV	2.1x - 2.7x	2.40x
		Market approach	EV/ Revenue	1.1x - 1.3x	1.20x
		Market approach	EV/ GWP	1.3x - 1.6x	1.45x
		Market approach	ROFR	10%	—
		Market approach	Probability of zero outcome	5% - 85%	42.04%
		Market approach	Waterfall	25%	—
		Market approach	M&A	30% - 70%	60.22%
		Market approach	Fully Diluted	20% - 65%	50.70%
		Market approach	Discount factor	0.10 - 0.80	0.14
		Market approach	Valued at Zero	$0.00	—
Warrants	$9,741	Market approach	Risk-free rate	4.8% - 5.3%	5.22%
		Market approach	Volatility	34.8% - 41.2%	35.22%
		Market approach	Years to Expiration	0.11 - 2.70	1.11
Total	$9,879,103

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

117

Notes to Financial Statements (Unaudited) (Continued)

Abbreviation Legend
EV/ GP - financial ratio of comparable public companies’ enterprise value to gross profit; measures the value of a comparable company in terms of its gross profit for a given year.
EV/ Sales LTM - financial ratio of comparable public companies’ enterprise value to sales last twelve months; measures the value of a comparable company in terms of its sales for the last twelve months.
EV/ Sales - financial ratio of comparable public companies’ enterprise value to sales; measures the value of a comparable company in terms of its sales for a given year.
EV/ EBITDA - financial ratio of comparable public companies’ enterprise value to earnings; measures the value of a comparable company in terms of its earnings before interest, taxes, depreciation, and amortization for a given year.
EV/ GP LTM - financial ratio of comparable public companies’ enterprise value to gross profit last twelve months; measures the value of a comparable company in terms of its gross profit for the last twelve months.
Price / TBV (Tangible Book Value) - financial ratio of the market value of a company’s shares (share price) over its book value; measures a comparable company in terms of its market value to its tangible assets.
EV/ Revenue - financial ratio of comparable public companies’ enterprise value to revenue; measures the value of a comparable company in terms of its revenue for a given year.
EV/ GWP - financial ratio of comparable public companies’ enterprise value to gross written premiums; measures the value of a comparable company in terms of premium revenue for a given year.
PV - present value; current value of a future stream of cash flows assuming a specified rate of return.
ROFR - right of first refusal; the price offered to the holder of the right of first refusal to purchase shares.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At March 31, 2024, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Equity Asset Fund
Asset Derivatives
Futures Contracts^^	$ —	$30,138	$ —	$ —	$30,138
Realized Gain (Loss)#
Futures Contracts	$—	$ 470,217	$—	$6,790	$477,007
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$211,602	$—	$—	$211,602
MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options*	$—	$—	$46,291	$ 158,451	$ 204,742
Purchased Options*,^^^	—	—	—	118,688	118,688
Forward Contracts*	—	—	2,250,959	—	2,250,959
Futures Contracts^^	—	—	—	131,551	131,551
Swap Agreements*	155,913	—	—	—	155,913
Swap Agreements^^,^^^	1,161,604	—	—	379,394	1,540,998
Total Value	$1,317,517	$ —	$ 2,297,250	$ 788,084	$4,402,851

118

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price Bond Asset Fund (Continued)
Liability Derivatives
Forward Contracts^	$—	$—	$(695,883)	$—	$(695,883)
Futures Contracts^^	—	—	—	(137,287)	(137,287)
Swap Agreements^^,^^^	(40,674)	—	—	(379,805)	(420,479)
Written Options^	—	—	—	(505,540)	(505,540)
Total Value	$(40,674)	$ —	$ (695,883)	$ (1,022,632)	$(1,759,189)
Realized Gain (Loss)#
Purchased Options	$—	$—	$11,160	$(113,529)	$(102,369)
Forward Contracts	—	—	3,454,360	—	3,454,360
Futures Contracts	—	—	—	(559,449)	(559,449)
Swap Agreements	247,963	—	—	(834,645)	(586,682)
Written Options	—	—	—	(57,522)	(57,522)
Total Realized Gain (Loss)	$247,963	$ —	$ 3,465,520	$ (1,565,145)	$2,148,338
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$27,337	$(153,824)	$(126,487)
Forward Contracts	—	—	(4,109,470)	—	(4,109,470)
Futures Contracts	—	—	—	(305,488)	(305,488)
Swap Agreements	125,853	—	—	968,197	1,094,050
Written Options	—	—	—	18,235	18,235
Total Change in Appreciation (Depreciation)	$125,853	$ —	$ (4,082,133)	$ 527,120	$(3,429,160)
MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Forward Contracts*	$—	$—	$75,034	$—	$75,034
Futures Contracts^^	—	—	—	52,823	52,823
Total Value	$—	$ —	$ 75,034	$ 52,823	$ 127,857
Liability Derivatives
Forward Contracts^	$ —	$ —	$(76,657)	$—	$(76,657)
Futures Contracts^^	—	—	—	(15,003)	(15,003)
Total Value	$ —	$ —	$ (76,657)	$ (15,003)	$ (91,660)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$9,604	$—	$9,604
Futures Contracts	—	—	—	(52,257)	(52,257)
Total Realized Gain (Loss)	$ —	$ —	$ 9,604	$ (52,257)	$ (42,653)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(144,501)	$—	$(144,501)
Futures Contracts	—	—	—	220,861	220,861
Total Change in Appreciation (Depreciation)	$ —	$ —	$ (144,501)	$ 220,861	$ 76,360
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$26,347	$26,347
Swap Agreements^^,^^^	—	—	—	328,259	328,259
Total Value	$ —	$ —	$ —	$ 354,606	$ 354,606

119

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (Continued)
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(19,888)	$(19,888)
Written Options^,^^^	—	—	—	(108,687)	(108,687)
Total Value	$ —	$ —	$ —	$ (128,575)	$ (128,575)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$(52,917)	$(52,917)
Forward Contracts	—	—	(29,310)	—	(29,310)
Futures Contracts	—	—	—	(339,311)	(339,311)
Swap Agreements	11,484	—	—	(2,541)	8,943
Written Options	—	—	—	323,161	323,161
Total Realized Gain (Loss)	$ 11,484	$ —	$ (29,310)	$ (71,608)	$ (89,434)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$4,666	$—	$4,666
Futures Contracts	—	—	—	(70,402)	(70,402)
Swap Agreements	—	—	—	39,089	39,089
Written Options	—	—	—	(13,144)	(13,144)
Total Change in Appreciation (Depreciation)	$ —	$ —	$ 4,666	$ (44,457)	$ (39,791)
MM Select T. Rowe Price Real Assets Fund
Asset Derivatives
Purchased Options*	$ —	$ —	$ —	$50,633	$50,633
Forwards Contracts*	—	—	356,142	—	356,142
Futures Contracts^^	—	576,634	—	—	576,634
Swap Agreements^^,^^^	—	—	—	159,782	159,782
Total Value	$ —	$ 576,634	$ 356,142	$ 210,415	$ 1,143,191
Liability Derivatives
Forward Contracts^	$—	$—	$(568,680)	$—	$(568,680)
Futures Contracts^^	—	(80,176)	—	(16,868)	(97,044)
Swap Agreements^	—	(45,140)	—	—	(45,140)
Total Value	$ —	$ (125,316)	$ (568,680)	$ (16,868)	$ (710,864)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$28,292	$28,292
Forward Contracts	—	—	(431,172)	—	(431,172)
Futures Contracts	—	459,493	—	625,052	1,084,545
Swap Agreements	—	(297,488)	—	3,068	(294,420)
Total Realized Gain (Loss)	$ —	$ 162,005	$ (431,172)	$656,412	$ 387,245
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$(73,967)	$(73,967)
Forward Contracts	—	—	(69,996)	—	(69,996)
Futures Contracts	—	704,177	—	(75,996)	628,181
Swap Agreements	—	(45,140)	—	168,033	122,893
Total Change in Appreciation (Depreciation)	$ —	$ 659,037	$ (69,996)	$18,070	$ 607,111

120

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$48,785	$48,785
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(11,715)	$(11,715)
Written Options^,^^^	—	—	—	(67,937)	(67,937)
Total Value	$ —	$ —	$ —	$ (79,652)	$ (79,652)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$(37,749)	$(37,749)
Futures Contracts	—	—	—	(491,439)	(491,439)
Written Options	—	—	—	223,323	223,323
Total Realized Gain (Loss)	$ —	$ —	$ —	$ (305,865)	$ (305,865)
Change in Appreciation (Depreciation)##
Futures Contracts	$ —	$ —	$ —	$ 76,105	$ 76,105
Written Options	—	—	—	(8,222)	(8,222)
Total Change in Appreciation (Depreciation)	$ —	$ —	$ —	$ 67,883	$ 67,883

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps and exchange-traded purchased and written options, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2024, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

Fund Name	Average Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options	Purchased Swaptions	Written Swaptions
Equity Asset Fund	13	$—	$—	—	—	—	—
MM Select T. Rowe Price Bond Asset Fund	1,327	221,213,597	1,021,903,958	12,896,537	—	8,039,000	27,638,800
MM Select T. Rowe Price Emerging Markets Bond Fund	48	13,561,365	—	—	—	—	—
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	130	4,355,733	7,466,333	70	210	—	—

121

Notes to Financial Statements (Unaudited) (Continued)

Fund Name	Average Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options	Purchased Swaptions	Written Swaptions
MM Select T. Rowe Price Real Assets Fund	241	38,675,411	11,570,522	63	—	—	—
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	84	—	—	46	142	—	—

+
As applicable, amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2024.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$ 25,198	$ (25,198)	$ —	$ —
Barclays Bank PLC	225,056	(149,366)	—	75,690
BNP Paribas SA	110,407	(110,407)	—	—
Citibank N.A.	108,886	(108,886)	—	—
Deutsche Bank AG	22,568	(22,568)	—	—
Goldman Sachs International	117,480	(48,938)	—	68,542
HSBC Bank USA	84,441	(33,318)	—	51,123
JP Morgan Chase Bank N.A.	92,165	(45,613)	—	46,552
Morgan Stanley & Co. LLC	225,410	(122,368)	—	103,042
Royal Bank of Canada	17,111	(7,932)	—	9,179
State Street Bank and Trust	1,323,676	(29,947)	—	1,293,729
UBS AG	259,216	(122,189)	—	137,027
	$2,611,614	$(826,730)	$—	$1,784,884
MM Select T. Rowe Price Emerging Markets Bond Fund
Barclays Bank PLC	$3,028	$(1,526)	$—	$1,502
BNP Paribas SA	9,446	(9,446)	—	—
Citibank N.A.	428	(414)	—	14
Deutsche Bank AG	7,802	—	—	7,802
Goldman Sachs International	12,880	(2,975)	—	9,905
HSBC Bank USA	12,138	(12,138)	—	—
JP Morgan Chase Bank N.A.	5,108	(2,776)	—	2,332
Morgan Stanley & Co. LLC	11,526	(11,526)	—	—
UBS AG	12,678	(12,678)	—	—
	75,034	$(53,479)	$—	21,555

122

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Real Assets Fund
Bank of America N.A.	$ 121,061	$ —	$ —	$ 121,061
Barclays Bank PLC	6,517	(6,517)	—	—
Citibank N.A.	82,220	—	—	82,220
Goldman Sachs International	81,409	(72,850)	—	8,559
Morgan Stanley & Co. LLC	12,955	(12,955)	—	—
UBS AG	102,613	(102,613)	—	—
	$406,775	$(194,935)	$—	$211,840

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2024.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$ (74,657)	$ 25,198	$ —	$ (49,459)
Barclays Bank PLC	(149,366)	149,366	—	—
BNP Paribas SA	(132,191)	110,407	—	(21,784)
Citibank N.A.	(396,387)	108,886	284,100	(3,401)
Deutsche Bank AG	(38,517)	22,568	—	(15,949)
Goldman Sachs International	(48,938)	48,938	—	—
HSBC Bank USA	(33,318)	33,318	—	—
JP Morgan Chase Bank N.A.	(45,613)	45,613	—	—
Morgan Stanley & Co. LLC	(122,368)	122,368	—	—
Royal Bank of Canada	(7,932)	7,932	—	—
State Street Bank and Trust	(29,947)	29,947	—	—
UBS AG	(122,189)	122,189	—	—
	$(1,201,423)	$826,730	$284,100	$(90,593)
MM Select T. Rowe Price Emerging Markets Bond Fund
Bank of America N.A.	$(15,423)	$—	$—	$(15,423)
Barclays Bank PLC	(1,526)	1,526	—	—
BNP Paribas SA	(9,629)	9,446	—	(183)
Citibank N.A.	(414)	414	—	—
Goldman Sachs International	(2,975)	2,975	—	—
HSBC Bank USA	(16,333)	12,138	—	(4,195)
JP Morgan Chase Bank N.A.	(2,776)	2,776	—	—
Morgan Stanley & Co. LLC	(14,445)	11,526	—	(2,919)
UBS AG	(13,136)	12,678	—	(458)
	$(76,657)	$53,479	$—	$(23,178)

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Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Real Assets Fund
Barclays Bank PLC	$ (90,747)	$ 6,517	$ —	$ (84,230)
BNP Paribas SA	(15,666)	—	—	(15,666)
Deutsche Bank AG	(34,503)	—	—	(34,503)
Goldman Sachs International	(72,850)	72,850	—	—
JP Morgan Chase Bank N.A.	(45,306)	—	—	(45,306)
Morgan Stanley & Co. LLC	(26,943)	12,955	—	(13,988)
State Street Bank and Trust	(185)	—	—	(185)
UBS AG	(116,237)	102,613	—	(13,624)
Wells Fargo Bank N.A.	(211,383)	—	—	(211,383)
	$(613,820)	$194,935	$—	$(418,885)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2024, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of

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currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.
Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

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Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund.

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When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

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Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

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Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of

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principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At March 31, 2024, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

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These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

131

Notes to Financial Statements (Unaudited) (Continued)

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Foreign Securities
The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and the MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

132

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.
MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Equity Asset Fund	0.18%	J.P. Morgan Investment
		Management Inc.
MM Select T. Rowe Price Bond Asset Fund*,**	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Emerging Markets Bond Fund*,**	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Large Cap Blend Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund*,**	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Real Assets Fund***	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Small and Mid Cap Blend Fund****	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	0.00%	T. Rowe Price Associates, Inc.

*	T. Rowe Price International Ltd serves as a sub-subadviser of the Fund.
**	T. Rowe Price Hong Kong Limited serves as a sub-subadviser of the Fund.
***	Effective January 1, 2024, T. Rowe Price Australia Limited replaced T. Rowe Price Japan, Inc. as a sub-subadviser of the Fund.
****	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.
MML Advisers pays any subadvisory fees to the subadvisers based upon the average daily net assets of the Fund. The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the investment advisory fees.

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Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Bond Asset Fund	0.00%
MM Select T. Rowe Price Emerging Markets Bond Fund	0.00%
MM Select T. Rowe Price Large Cap Blend Fund	0.00%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
MM Select T. Rowe Price Real Assets Fund	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.00%
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	0.00%

#
Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Asset Fund	$ 518

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

134

Notes to Financial Statements (Unaudited) (Continued)

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2024:

Total % Ownership by Related Party
Equity Asset Fund	100.0%
MM Select T. Rowe Price Bond Asset Fund	100.0%
MM Select T. Rowe Price Emerging Markets Bond Fund	100.0%
MM Select T. Rowe Price Large Cap Blend Fund	100.0%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	100.0%
MM Select T. Rowe Price Real Assets Fund	100.0%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	100.0%
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	100.0%

4. Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Equity Asset Fund	$—	$48,034,781	$—	$64,606,890
MM Select T. Rowe Price Bond Asset Fund	447,591,905	129,774,075	455,457,166	91,755,092
MM Select T. Rowe Price Emerging Markets Bond Fund	—	12,276,511	—	14,042,920
MM Select T. Rowe Price Large Cap Blend Fund	—	617,645,588	—	710,077,464
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	159,664,530	—	133,462,489	1,405,963
MM Select T. Rowe Price Real Assets Fund	—	101,554,513	—	67,521,800
MM Select T. Rowe Price Small and Mid Cap Blend Fund	—	162,250,014	—	170,850,823
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	63,385,493	—	66,180,012	—

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

135

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Equity Asset Fund Class I
Sold	3,667,715	$27,917,564	9,717,513	$69,221,978
Issued as reinvestment of dividends	5,229,447	37,390,545	6,811,390	45,772,541
Redeemed	(6,553,306)	(49,690,323)	(21,728,926)	(159,379,140)
Net increase (decrease)	2,343,856	$15,617,786	(5,200,023)	$(44,384,621)
MM Select T. Rowe Price Bond Asset Fund Class I
Sold	6,891,523	$58,718,932	11,844,443	$99,640,280
Issued as reinvestment of dividends	1,574,231	13,333,740	4,099,167	34,514,988
Redeemed	(6,295,165)	(53,065,985)	(8,725,147)	(73,553,690)
Net increase (decrease)	2,170,589	$18,986,687	7,218,463	$60,601,578
MM Select T. Rowe Price Emerging Markets Bond Fund Class I
Sold	853,845	$6,434,037	630,727	$4,598,556
Issued as reinvestment of dividends	652,645	4,803,468	683,916	4,937,874
Redeemed	(1,400,158)	(10,496,486)	(1,717,621)	(12,395,474)
Net increase (decrease)	106,332	$741,019	(402,978)	$(2,859,044)
MM Select T. Rowe Price Large Cap Blend Fund Class I
Sold	10,882,431	$146,148,227	22,013,692	$256,048,211
Issued as reinvestment of dividends	4,541,084	59,397,377	19,045,963	210,457,886
Redeemed	(18,183,610)	(245,517,245)	(28,160,886)	(338,827,030)
Net increase (decrease)	(2,760,095)	$(39,971,641)	12,898,769	$127,679,067
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I
Sold	5,184,392	$46,847,011	4,551,493	$41,543,801
Issued as reinvestment of dividends	917,944	8,197,243	1,951,912	17,684,326
Redeemed	(2,246,666)	(20,363,585)	(3,508,591)	(32,563,059)
Net increase (decrease)	3,855,670	$34,680,669	2,994,814	$26,665,068
MM Select T. Rowe Price Real Assets Fund Class I
Sold	4,785,774	$53,012,748	10,615,425	$117,904,513
Issued as reinvestment of dividends	740,520	8,130,907	1,619,964	18,111,194
Redeemed	(2,025,593)	(22,143,861)	(2,120,879)	(23,524,048)
Net increase (decrease)	3,500,701	$38,999,794	10,114,510	$112,491,659
MM Select T. Rowe Price Small and Mid Cap Blend Fund Class I
Sold	4,150,336	$51,176,413	6,008,005	$70,412,645
Issued as reinvestment of dividends	2,788,113	33,764,050	4,698,002	53,463,266
Redeemed	(4,263,286)	(51,537,663)	(8,274,777)	(97,285,346)
Net increase (decrease)	2,675,163	$33,402,800	2,431,230	$26,590,565

136

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund Class I
Sold	1,334,662	$6,723,985	9,224,298	$49,900,413
Issued as reinvestment of dividends	975,986	4,967,771	577,408	3,256,582
Redeemed	(2,381,410)	(11,818,182)	(3,263,069)	(17,441,462)
Net increase (decrease)	(70,762)	$(126,426)	6,538,637	$35,715,533

6. Federal Income Tax Information
At March 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Asset Fund	$227,568,996	$102,395,905	$(5,270,369)	$97,125,536
MM Select T. Rowe Price Bond Asset Fund	673,452,648	5,447,160	(29,740,358)	(24,293,198)
MM Select T. Rowe Price Emerging Markets Bond Fund	90,516,595	1,797,132	(8,717,596)	(6,920,464)
MM Select T. Rowe Price Large Cap Blend Fund	2,031,885,333	603,329,442	(21,414,009)	581,915,433
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	237,647,601	128,990	(2,706,389)	(2,577,399)
MM Select T. Rowe Price Real Assets Fund	388,760,927	38,822,648	(15,619,802)	23,202,846
MM Select T. Rowe Price Small and Mid Cap Blend Fund	715,734,310	202,884,546	(30,206,337)	172,678,209
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	188,562,344	469,643	(35,431,078)	(34,961,435)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2023, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Select T. Rowe Price Bond Asset Fund	$ 32,937,432	$ 49,303,334
MM Select T. Rowe Price Emerging Markets Bond Fund	3,342,945	10,943,860
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	7,167,343	13,043,201
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	5,332,833	20,748,479

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

137

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
Equity Asset Fund	$4,443,157	$41,329,384
MM Select T. Rowe Price Bond Asset Fund	34,514,988	—
MM Select T. Rowe Price Emerging Markets Bond Fund	4,937,874	—
MM Select T. Rowe Price Large Cap Blend Fund	16,054,012	194,403,874
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	17,684,326	—
MM Select T. Rowe Price Real Assets Fund	6,780,212	11,330,982
MM Select T. Rowe Price Small and Mid Cap Blend Fund	5,814,176	47,649,090
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	3,256,582	—

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2023, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Equity Asset Fund	$ 3,635,109	$ 32,521,794	$ (31,046)	$ 44,922,767	$81,048,624
MM Select T. Rowe Price Bond Asset Fund	7,135,159	(82,240,766)	(14,806)	(57,773,074)	(132,893,487)
MM Select T. Rowe Price Emerging Markets Bond Fund	3,560,864	(14,286,805)	(2,221)	(16,698,846)	(27,427,008)
MM Select T. Rowe Price Large Cap Blend Fund	29,201,466	10,027,514	(30,034)	128,574,158	167,773,104
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	5,952,184	(20,210,544)	(3,891)	(9,791,534)	(24,053,785)
MM Select T. Rowe Price Real Assets Fund	5,796,213	2,131,002	(2,038)	(23,928,407)	(16,003,230)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	8,701,976	22,393,644	(14,281)	30,384,016	61,465,355
MM Select T. Rowe Price U.S. Treasury Long- Term Index Fund	4,401,434	(26,081,312)	(2,993)	(50,499,809)	(72,182,680)

The Funds did not have any unrecognized tax benefits at March 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

138

Notes to Financial Statements (Unaudited) (Continued)

7. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8. New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.
9. Russia-Ukraine War
In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
10. Subsequent Events
In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2024, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.
Effective May 10, 2024 (the “Termination Date”), each of the MM Select T. Rowe Price Emerging Markets Bond Fund, MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund (each, a “Fund”) was dissolved pursuant to a Plan of Liquidation, approved by the Trustees. Shareholders of the various classes of shares of each Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Effective May 10, 2024, T. Rowe Price International Ltd was added as a sub-subadviser of the MM Select Large Cap Blend Fund.

139

Other Information (Unaudited)

Proxy Voting
A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.
Quarterly Reporting
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.
Liquidity Risk Management Program
In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.
The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.
At a meeting of the Board held on March 20, 2024, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2023 through December 31, 2023. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in December 2023, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a subadvisory agreement between T. Rowe Price Associates, Inc. (“T. Rowe Price”) and T. Rowe Price Australia Limited (“T. Rowe Price Australia”) so that T. Rowe Price Australia could replace T. Rowe Price Japan, Inc. as a sub-subadviser to the MM Select T. Rowe Price Real Assets Fund (the “Fund” and the “Australia Sub-Subadvisory Agreement”). The Trustees considered, among other things, that the Australia Sub-Subadvisory Agreement would not result in any changes in the fees payable by the Fund or MML Advisers and that there would be no change in the services provided in respect to the Fund, which would continue to be subject to the supervision of T. Rowe Price. The Trustees concluded that the Australia Sub-Subadvisory Agreement is in the best interests of the Fund and its shareholders. In their deliberations, the Trustees were advised by independent counsel.
Prior to the vote being taken to approve the Australia Sub-Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing

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matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Australia Sub-Subadvisory Agreement became effective on January 1, 2024.
At their meeting in March 2024, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make a change to the existing subadvisory agreement with T. Rowe Price for the MM Select T. Rowe Price Large Cap Blend Fund (the “Fund” and the “Subadvisory Agreement Amendment”) intended to permit T. Rowe Price to delegate to its advisory affiliates. The Trustees considered, among other things, that any such delegation by T. Rowe Price would be subject to the consent of MML Advisers and the Board. The Trustees, including the Independent Trustees, also reviewed and approved an amendment to the subadvisory agreement between T. Rowe Price and T. Rowe Price International Ltd (“T. Rowe Price International”) in order to add T. Rowe Price International as a sub-subadviser to the Fund (the “International Sub-Subadvisory Agreement Amendment”). The Trustees considered, among other things, that the International Sub-Subadvisory Agreement Amendment would not result in any changes in the fees payable by the Fund or MML Advisers and that there would be no change in the services provided in respect to the Fund, which would continue to be subject to the supervision of T. Rowe Price. The Trustees concluded that the Subadvisory Agreement Amendment and International Sub-Subadvisory Agreement Amendment are in the best interests of the Fund and its shareholders. In their deliberations, the Trustees were advised by independent counsel.
Prior to the votes being taken to approve the Subadvisory Agreement Amendment and International Sub-Subadvisory Agreement Amendment discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Subadvisory Agreement Amendment and International Sub-Subadvisory Agreement Amendment each became effective on May 10, 2024.

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Fund Expenses March 31, 2024
Expense Examples:
The following information is in regard to expenses for the six months ended March 31, 2024:
As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2024.
Actual Expenses:
The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:
The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Equity Asset Fund
Class I	$1,000	0.26%	$1,238.00	$1.43	$1,023.30	$1.29
MM Select T. Rowe Price Bond Asset Fund
Class I	1,000	0.00%	1,059.60	0.00	1,024.60	0.00
MM Select T. Rowe Price Emerging Markets Bond Fund
Class I	1,000	0.00%	1,130.50	0.00	1,024.60	0.00
MM Select T. Rowe Price Large Cap Blend Fund
Class I	1,000	0.00%	1,254.60	0.00	1,024.60	0.00
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Class I	1,000	0.00%	1,032.80	0.00	1,024.60	0.00
MM Select T. Rowe Price Real Assets Fund
Class I	1,000	0.00%	1,126.10	0.00	1,024.60	0.00

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	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Class I	$1,000	0.00%	$1,217.40	$0.00	$1,024.60	$0.00
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Class I	1,000	0.00%	1,087.70	0.00	1,024.60	0.00

*
Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2024, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 366 days in the year, unless stated otherwise.

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(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/21/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/21/2024

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/21/2024